UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza 4th Floor

                             Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 to March 31, 2016

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12-12 - 14 of Regulation S-X [17 CFR §§ 210.12 - 12- 12-14]. The schedules need not be audited.

Schedule of Investments	March 31, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

LONG INVESTMENTS - 129.4%	SHARES	VALUE (Note 5)
COMMON STOCKS - 28.4%

Communications - 0.0% (a)
FriendFinder Networks, Inc. (3)†(b)	6,483	$183,752

Consumer Discretionary - 2.4%
Barnes & Noble Education, Inc. †	55,476	543,665
Carmike Cinemas, Inc. †(m)	29,544	887,502
Charter Communications, Inc., Class A †	11,313	2,290,091
China Networks International Holdings Ltd. (3)†(b)	2,287,278	50,800
Crown Media Holdings, Inc., Class A †	2,515	12,776
DEMC Ltd., Class A (3)†(b)	13,027	130,268
DEMC Ltd., Class A-2 (3)†(b)	48,976,035	48,976
DEMC Ltd., Class B (3)†(b)	10,488	—
Education Management Corp. (2)†	26,919,323	2,153,546
Exide Technologies (3)†(b)	198,814	2
Ferrari NV (Italy) †	44,266	1,845,892
MSG Networks, Inc., Class A †	27,418	474,057
News Corp., Class A	39,762	507,761
Time Warner Cable, Inc.	10,711	2,191,685
Twenty-First Century Fox, Inc., Class A	116,821	3,256,969

		14,393,990

Consumer Staples - 0.1%
Herbalife Ltd. †(c)	8,006	492,849

Energy - 0.0% (a)
Bankers Petroleum Ltd. (Canada) †	42,857	60,718
Energy Fuels, Inc. (Canada) †	14,400	31,932

		92,650

Financials - 17.1%
1347 Capital Corp. (2)†*	420,504	4,158,785
Alignvest Acquisition Corp., Class A (Canada) (2)†	890,000	6,647,161
American Homes 4 Rent, Class A REIT	32	516
AR Capital Acquisition Corp. (2)†	457,000	4,496,880
Arowana, Inc. (Australia) (2)†*	787,920	7,847,683
Atlantic Alliance Partnership Corp. †	450,000	4,693,500
Bank of Cyprus PCL (Cyprus) (2)†	21,754,993	3,735,753
Care Capital Properties, Inc. REIT	19,569	525,232
CB Pharma Acquisition Corp. (2)†*	325,500	3,287,550
DT Asia Investments Ltd. (Hong Kong) †	209,241	2,123,796
Federal Home Loan Mortgage Corp. †	98,324	131,754
Federal National Mortgage Association †	34,608	48,451
FinTech Acquisition Corp. †*	745,447	7,491,742
Garnero Group Acquisition Co. (Brazil) (2)†*	1,800,200	17,893,988
Gibraltar Growth Corp., Class A (Canada) (2)†	1,273,900	9,367,273
Hydra Industries Acquisition Corp. (2)†*	1,619,900	15,923,617
Jensyn Acquisition Corp. (2)†	174,000	1,740,000
KLR Energy Acquisition Corp. †*	500,000	5,015,000
National Interstate Corp.	476	14,242
Pacific Special Acquisition Corp. (China) (2)†	373,500	3,738,735
Pinecrest Resources Ltd. (Canada) (2)†	79,820	6,146
PJT Partners, Inc., Class A	23,789	572,126

	SHARES	VALUE (Note 5)
Financials - 17.1% (continued)
PNBK Holdings LLC, Class A (3)†(b)	2,090,900	$1,282,495
PNBK Holdings LLC, Class B (3)†(b)	3,218	—
Rescap Liquidating Trust †	125,811	975,035
Silver Run Acquisition Corp. †	217,500	2,251,125
TPT Acquisition, Inc. (3)†(b)	20,730	—

		103,968,585

Health Care - 0.3%
Affymetrix, Inc. †	68,677	962,165
China Medical Technologies, Inc. ADR (China) (3)†(b)(c)	4,931	49
NuVasive, Inc. †(c)	10,028	487,862
Rotech Healthcare, Inc. (3)†(b)	16,828	182,807

		1,632,883

Industrials - 0.5%
Ansaldo STS SpA (Italy) (2)	12,512	149,337
Fomento de Construcciones y Contratas SA (Spain) (2)†	9,825	84,838
Jack Cooper Holdings Corp., Class B (3)†(b)	2,223	19,621
Manitowoc Co., Inc. (The)	147,009	636,549
Manitowoc Foodservice, Inc. †	42,362	624,416
Norfolk Southern Corp.	1,686	140,359
Pangaea Logistics Solutions Ltd. (2)†	46,176	106,205
SPX Corp.	63,409	952,403
Tyco International plc	2,325	85,351

		2,799,079

Information Technology - 7.1%
Alphabet, Inc., Class C †	5,794	4,316,240
Aspire Holdings Ltd. (China) (2)†	834,158	8
Atmel Corp.	251,214	2,039,858
Citrix Systems, Inc. †	30,556	2,401,091
Fairchild Semiconductor International, Inc. †	77,972	1,559,440
Hewlett Packard Enterprise Co.	39,781	705,317
Telestone Technologies Corp. (China) (3)†(b)	115,818	116
Wincor Nixdorf AG (Germany) (2)†	5,122	284,131
Yahoo!, Inc. †(c)	859,657	31,643,974

		42,950,175

Materials - 0.7%
Chemours Co. (The)	79,167	554,169
EI du Pont de Nemours & Co.	18,832	1,192,442
GCP Applied Technologies, Inc. †	37,634	750,422
Jaguar Mining, Inc. (3)†(b)	142,136	18,103
Jaguar Mining, Inc. (Canada) †(c)	25,812	6,360
Lake Shore Gold Corp. (Canada) †	374	544
MPM Holdings, Inc. †	288,707	2,020,949
Southern Arc Minerals, Inc. (Canada) (2)†	24,848	5,357

		4,548,346

Telecommunication Services - 0.2%
Axia NetMedia Corp. (Canada)	489	1,578
Cleveland Unlimited (3)†(b)	1	1,411,731
XO holdings, Inc. (3)†(b)	1,366,340	—

		1,413,309

Utilities - 0.0% (a)
Empire District Electric Co. (The)	609	20,127

TOTAL COMMON STOCKS (cost $184,109,730)		172,495,745

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CONVERTIBLE PREFERRED STOCKS - 14.8%			SHARES	VALUE (Note 5)
Consumer Discretionary - 5.1%
Fiat Chrysler Automobiles NV, Series FCAU (Netherlands), $100.00 par, 7.875% , 12/15/16 (2)(c)(d)			4,547,500	$3,331,044
Sealy Corp., $25.00 par, 8.000%, 07/15/16 (3)†(b)(e)			299,536	27,910,087

				31,241,131

Consumer Staples - 1.0%
Bunge Ltd., Perpetual Preferred Stock, $100.00 par, 4.875% ,12/31/49 (c)(f)			67,625	5,798,844

Energy - 0.0% (a)
Energy XXI Ltd., Perpetual Preferred Stock, $250.00 par, 5.625% ,12/31/49 (2)†(c)(f)			4,610	28,813

Financials - 1.7%
Crown Castle International Corp., Series A, $100.00 par, 4.500% , 11/01/16 (c)			14,850	1,591,920
Welltower, Inc., Perpetual Preferred Stock, Series I, $50.00 par, 6.500%, 12/31/49 †(c)(f)			137,075	8,512,357

				10,104,277

Health Care - 1.3%
Allergan plc, Series A, $1,000.00 par, 5.500% ,03/01/18 (c)			8,725	8,019,497

Industrials - 3.1%
Stericycle, Inc., $100.00 par, 5.250% , 09/15/18 †(c)			200,000	18,590,000
Timberjack Corp., $188,000.00 par, 8.000%, 12/31/16 (3)†(b)			188,000	899

				18,590,899

Telecommunication Services - 1.1%
T-Mobile US, Inc., $50.00 par, 5.500% ,12/15/17 (c)			103,375	6,843,425

Utilities - 1.5%
Dominion Resources, Inc., Series A, $49.00 par, 6.125% , 04/01/16 (c)			79,100	4,639,215
Dominion Resources, Inc., Series B, $49.00 par, 6.000%, 07/01/16 (c)			77,650	4,521,559

				9,160,774

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $86,387,602)				89,787,660

CORPORATE BONDS - 3.1%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)
Consumer Discretionary - 0.9%
Brookstone Holdings Corp. (3)(b)(e)	10.000%	07/07/21	$62	12,895
Caesars Entertainment Operating Co., Inc. (2)(d)	10.750%	02/01/16	10,125	4,809,375
Exide Technologies (3)(b)(d)(f)	8.625%	02/01/18	33,550	—
Quiksilver, Inc. / QS Wholesale, Inc. (3)(b)(d)	10.000%	08/01/20	6,325	379,500
RS Legacy Corp. (3)(b)(c)(d)(f)	6.750%	05/15/19	6,230	15,575

				5,217,345

Consumer Staples - 0.2%
Rite Aid Corp. (2)	9.250%	03/15/20	1,175	1,235,219

Energy - 0.8%
Black Elk Energy Offshore Investigation (2)	0.000%	12/31/16	201	200,769
Black Elk Energy Offshore Operations (2)	0.000%	12/31/16	1,405	1,405,385
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp. (2)(d)	13.750%	12/01/15	5,800	174,000
Gold Point Energy Corp. (3)(b)(d)	4.500%	05/01/15	1,140	—
NSA Bondco Ltd. (China) (3)(b)(e)	12.000%	08/31/20	4,350	1,739,840
Sabine Oil & Gas Corp. (2)(d)	7.250%	06/15/19	17,830	245,162
Sabine Oil & Gas Corp. (2)(d)	7.500%	09/15/20	10,750	147,813
Songa Offshore (Cyprus) (3)(b)	7.500%	12/11/18	15,000	997,015
ZaZa Energy Corp. (3)(b)(c)(d)	9.000%	08/01/17	3,550	35,500

				4,945,484

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
Financials - 0.2%
Washington Mutual Bank, Bank Note (3)(b)(d)	0.000%	05/01/09	$5,000	$1,025,000

Information Technology - 0.4%
Western Digital Corp. 144A (2)(h)	10.500%	04/01/24	2,575	2,581,437

Materials - 0.6%
Momentive Performance Materials, Inc. (2)	3.880%	10/24/21	5,000	3,612,500
Momentive Performance Materials USA, Inc. (3)(b)(d)	8.875%	10/15/20	13,550	—
Verso Paper Holdings LLC / Verso Paper, Inc. (3)(b)(d)	13.000%	08/01/20	12,680	63,402

				3,675,902

TOTAL CORPORATE BONDS (cost $68,118,560)				18,680,387

CONVERTIBLE BONDS - 29.9%
Consumer Discretionary - 0.8%
Cenveo Corp. (3)(b)(c)	7.000%	05/15/17	1,800	738,000
Exide Technologies (3)(b)(d)(g)	0.000%	09/18/13	650	1
JAKKS Pacific, Inc. 144A (2)(c)(h)	4.875%	06/01/20	4,425	4,142,906
Palm Harbor Homes, Inc. (3)(b)(d)	3.250%	05/15/24	70	1

				4,880,908

Consumer Staples - 0.6%
Herbalife Ltd. (2)(c)	2.000%	08/15/19	3,825	3,679,172

Energy - 4.4%
Aegean Marine Petroleum Network, Inc. (Greece) (2)(c)	4.000%	11/01/18	6,175	4,959,297
Alon USA Energy, Inc. (2)(c)	3.000%	09/15/18	1,950	1,884,188
Alpha Natural Resources, Inc. (3)(b)(c)(d)	4.875%	12/15/20	800	2,000
Amyris, Inc. 144A (2)(c)(h)	9.500%	04/15/19	7,678	6,156,796
Cal Dive International, Inc. (3)(b)(c)(d)	5.000%	07/15/17	2,275	23
Cheniere Energy, Inc. (2)(c)	4.250%	03/15/45	9,925	5,173,406
Emerald Oil, Inc. 144A (2)(c)(d)(h)	2.000%	04/01/19	1,600	16,000
James River Coal Co. (3)(b)(c)(d)	10.000%	06/01/18	310	5,115
SEACOR Holdings, Inc. (2)(c)	2.500%	12/15/27	1,150	1,088,906
Ship Finance International Ltd. (Norway) (2)(c)	3.250%	02/01/18	7,425	7,100,156

				26,385,887

Financials - 2.6%
Element Financial Corp. 144A (Canada) (2)(c)(h)	5.125%	06/30/19	3,125	2,549,928
Lexington Realty Trust 144A (2)(c)(h)	6.000%	01/15/30	7,550	9,555,469
MBF Healthcare Acquisition Corp. (2)(d)	3.375%	08/01/18	1,609	370,070
Spirit Realty Capital, Inc. (2)(c)	2.875%	05/15/19	3,000	2,998,125

				15,473,592

Health Care - 2.5%
Allscripts Healthcare Solutions, Inc. (2)(c)	1.250%	07/01/20	3,500	3,565,625
Anthem, Inc. (2)(c)	2.750%	10/15/42	1,279	2,448,486
China Medical Technologies, Inc. 144A (China) (3)(b)(c)(d)(h)	6.250%	12/15/16	2,625	1,313
China Medical Technologies, Inc., Series CMT (China) (3)(b)(c)(d)	4.000%	08/15/13	250	12
Medicines Co. (The) (2)(c)	1.375%	06/01/17	1,525	1,937,703
Medicines Co. (The) (2)(c)	2.500%	01/15/22	2,325	2,627,250
Sequenom, Inc. (2)(c)	5.000%	01/01/18	7,325	4,697,156

				15,277,545

Industrials - 1.8%
China Linen Textile Industry Ltd. (China) (3)(b)(d)	7.500%	12/31/15	1,850	4,422
Meritor, Inc. (2)(c)	7.875%	03/01/26	3,521	4,082,159
Titan International, Inc. 144A (2)(c)(h)	5.625%	01/15/17	7,575	7,101,562

				11,188,143

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
Information Technology - 16.3%
CSG Systems International, Inc. 144A (2)(c)(h)	4.250%	03/15/36	$1,475	$1,572,719
GT Advanced Technologies, Inc. (3)(b)(d)	3.000%	10/01/17	2,650	1,656
Intel Corp. (2)(c)	3.250%	08/01/39	21,950	34,914,219
Microchip Technology, Inc. (2)(c)	2.125%	12/15/37	2,215	4,406,466
Nortel Networks Corp. (Canada) (2)(c)(d)	1.750%	04/15/12	3,000	2,550,000
Novellus Systems, Inc. (2)(c)	2.625%	05/15/41	5,000	12,181,250
NVIDIA Corp. (2)(c)	1.000%	12/01/18	13,000	23,196,875
Pandora Media, Inc. 144A (2)(c)(h)	1.750%	12/01/20	7,625	6,567,031
Powerwave Technologies, Inc. (3)(b)(d)	3.875%	10/01/27	4,104	410
Powerwave Technologies, Inc. 144A (3)(b)(c)(d)(h)	2.750%	07/15/41	3,900	4,875
Quantum Corp. (2)(c)	4.500%	11/15/17	1,650	1,215,844
SunEdison, Inc. 144A (2)(c)(h)	0.250%	01/15/20	575	19,766
SunEdison, Inc. (2)(c)	2.000%	10/01/18	16,350	633,562
SunEdison, Inc. (2)(c)	2.750%	01/01/21	4,400	170,500
VeriSign, Inc. (2)(c)	4.345%	08/15/37	1,510	3,904,294
Vishay Intertechnology, Inc. (2)(c)	2.250%	11/15/40	7,702	7,538,332

				98,877,799

Materials - 0.1%
A.M. Castle & Co. (2)(c)	7.000%	12/15/17	925	425,500
Cereplast, Inc. (3)(b)(d)	7.000%	06/01/16	3,516	35
ShengdaTech, Inc. 144A (3)(b)(d)(h)	6.000%	06/01/18	300	3
ShengdaTech, Inc. 144A (3)(b)(d)(h)	6.500%	12/15/15	1,200	12

				425,550

Utilities - 0.8%
NRG Yield, Inc. 144A (2)(c)(h)	3.500%	02/01/19	5,250	4,918,594

TOTAL CONVERTIBLE BONDS (cost $246,125,090)				181,107,190

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

SECURITIES IN LITIGATION - 0.0% (a)	NUMBER OF UNITS	VALUE (Note 5)
Information Technology - 0.0% (a)
Timegate (3)†(b)	5,091,000	$99,820

TOTAL SECURITIES IN LITIGATION (cost $3,586,539)		99,820

CLOSED END FUNDS - 9.5%	SHARES
Aberdeen Global Income Fund, Inc.	4,583	38,589
Adams Diversified Equity Fund, Inc.	8,132	102,870
Adams Natural Resources Fund, Inc.	700	12,593
Advent Claymore Convertible Securities and Income Fund	19,085	252,113
Advent Claymore Convertible Securities and Income Fund II	159,202	864,467
AllianzGI Convertible & Income Fund	20,210	111,963
AllianzGI Convertible & Income Fund II	24,938	121,697
AllianzGI Equity & Convertible Income Fund	5,478	99,645
Alpine Global Dynamic Dividend Fund	64,460	549,844
Alpine Global Premier Properties Fund	354,574	1,982,069
Alpine Total Dynamic Dividend Fund	54,637	409,777
Apollo Senior Floating Rate Fund, Inc.	12,597	191,474
Apollo Tactical Income Fund, Inc.	17,381	236,555
Ares Dynamic Credit Allocation Fund, Inc.	69,775	933,589
Avenue Income Credit Strategies Fund	33,672	369,045
BlackRock Core Bond Trust	138,302	1,851,864
BlackRock Credit Allocation Income Trust	48,225	603,777
BlackRock Enhanced Equity Dividend Trust	9,310	70,197
BlackRock Floating Rate Income Strategies Fund, Inc.	55,193	721,372
BlackRock Floating Rate Income Trust	12,478	160,093
BlackRock Limited Duration Income Trust	41,883	619,031
BlackRock Multi-Sector Income Trust	9,473	149,768
BlackRock MuniYield Michigan Quality Fund, Inc.	25,123	365,791
BlackRock Resources & Commodities Strategy Trust	336,632	2,427,117
Blackstone/GSO Long-Short Credit Income Fund	45,487	618,623
Blackstone/GSO Strategic Credit Fund	51,163	697,352
Boulder Growth & Income Fund, Inc.	11,017	86,483
Brookfield Global Listed Infrastructure Income Fund, Inc.	45,433	515,665
Brookfield High Income Fund, Inc.	23,083	162,043
Calamos Global Dynamic Income Fund	24,830	174,555
Calamos Strategic Total Return Fund	11,641	110,706
CBRE Clarion Global Real Estate Income Fund	294,155	2,297,351
Central Securities Corp.	45,301	866,608
Clough Global Allocation Fund	3,377	39,173
Clough Global Equity Fund	8,238	89,629
Clough Global Opportunities Fund	27,263	261,180
Cohen & Steers Quality Income Realty Fund, Inc.	227,831	2,827,383
Cohen & Steers REIT and Preferred Income Fund, Inc.	109,203	2,066,121
Cushing Renaissance Fund (The)	2,624	36,762
Delaware Enhanced Global Dividend & Income Fund	50,268	459,952
Dividend and Income Fund	6,199	69,181

	SHARES	VALUE (Note 5)
CLOSED END FUNDS - 9.5% (continued)
Eaton Vance Floating-Rate Income Plus Fund	3,838	$55,958
Eaton Vance Floating-Rate Income Trust	9,025	118,769
Eaton Vance Limited Duration Income Fund	106,701	1,406,319
Eaton Vance Senior Income Trust	80,867	468,220
Eaton Vance Short Duration Diversified Income Fund	42,562	567,777
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund, Class B	11,188	137,612
First Trust Aberdeen Global Opportunity Income Fund	69,917	766,290
First Trust High Income Long/Short Fund	133,216	1,947,618
First Trust Strategic High Income Fund II	19,731	224,341
Franklin Limited Duration Income Trust	42,159	478,083
Gabelli Dividend & Income Trust (The)	31,643	584,763
Gabelli Healthcare & WellnessRx Trust (The)	33,956	334,127
GAMCO Natural Resources Gold & Income Trust	4,689	30,854
General American Investors Co., Inc.	28,991	905,389
Invesco Dynamic Credit Opportunities Fund	104,220	1,120,365
Invesco High Income Trust II	16,841	222,975
Ivy High Income Opportunities Fund	25,287	321,903
John Hancock Hedged Equity & Income Fund	918	13,485
KKR Income Opportunities Fund	18,334	264,193
Lazard Global Total Return and Income Fund, Inc.	11,074	137,650
Liberty All Star Equity Fund	410,252	2,038,952
Liberty All Star Growth Fund, Inc.	1,619	6,557
LMP Capital and Income Fund, Inc.	33,712	417,017
LMP Corporate Loan Fund, Inc.	489	4,773
Macquarie Global Infrastructure Total Return Fund, Inc.	25,511	512,516
Morgan Stanley Income Securities, Inc.	11,606	203,221
Neuberger Berman High Yield Strategies Fund, Inc.	43,597	462,564
New America High Income Fund, Inc. (The)	11,588	93,515
Nuveen Connecticut Premium Income Municipal Fund	9,983	131,975
Nuveen Credit Strategies Income Fund	305,561	2,416,988
Nuveen Diversified Dividend & Income Fund	43,095	471,459
Nuveen Dividend Advantage Municipal Fund 2	32,585	483,887
Nuveen Global Equity Income Fund	9,193	100,847
Nuveen Maryland Premium Income Municipal Fund	47,477	636,667
Nuveen Michigan Quality Income Municipal Fund	2,972	42,678
Nuveen New Jersey Dividend Advantage Municipal Fund	69,778	987,359
Nuveen New York AMT-Free Municipal Income Fund	41,573	558,741
Nuveen North Carolina Premium Income Municipal Fund	22,397	308,407
Nuveen Pennsylvania Investment Quality Municipal Fund	15,275	219,196

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 5)
CLOSED END FUNDS - 9.5% (continued)
Nuveen Premier Municipal Income Fund, Inc.	1,655	$23,369
Nuveen Premium Income Municipal Fund, Inc.	19,801	288,501
Nuveen Quality Municipal Fund, Inc.	41,164	586,175
Nuveen Select Quality Municipal Fund, Inc.	19,945	292,394
Nuveen Senior Income Fund	22,678	133,800
Nuveen Short Duration Credit Opportunities Fund	22,734	343,738
PIMCO Dynamic Credit Income Fund	101,112	1,763,393
Pioneer Floating Rate Trust	30,219	338,151
Putnam High Income Securities Fund	37,511	274,581
RMR Real Estate Income Fund	39,230	759,493
Royce Micro-Cap Trust, Inc.	33,318	233,226
Royce Value Trust, Inc.	60,140	704,239
Sprott Focus Trust, Inc.	49,913	303,970
Stone Harbor Emerging Markets Total Income Fund	24,710	305,168
Swiss Helvetia Fund, Inc. (The) †	29,420	299,496
Templeton Global Income Fund	161,644	1,053,919
THL Credit Senior Loan Fund	269	4,301
Tortoise Energy Independence Fund, Inc.	962	10,996
Tri-Continental Corp.	33,255	663,770
Voya Global Equity Dividend and Premium Opportunity Fund	8,239	58,415

	SHARES	VALUE (Note 5)
CLOSED END FUNDS - 9.5% (continued)
Voya Infrastructure Industrials and Materials Fund	8,800	$109,736
Voya Natural Resources Equity Income Fund	4,123	23,254
Voya Prime Rate Trust	8,309	41,877
Wells Fargo Global Dividend Opportunity Fund	41,733	249,146
Wells Fargo Income Opportunities Fund	12,212	92,445
Wells Fargo Multi-Sector Income Fund	91,612	1,119,499
Western Asset Global Corporate Defined Opportunity Fund, Inc.	14,089	232,328
Western Asset Global High Income Fund, Inc.	70,097	633,677
Western Asset Global Partners Income Fund, Inc.	48,525	389,170
Western Asset High Income Opportunity Fund, Inc.	59,181	277,559
Western Asset Managed High Income Fund, Inc. (2)	43,532	192,847
Western Asset Worldwide Income Fund, Inc.	59,867	622,018
Zweig Total Return Fund, Inc. (The)	6,058	72,635

TOTAL CLOSED END FUNDS (cost $61,341,459)		57,325,363

LOAN PARTICIPATIONS - 0.1%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
Consumer Discretionary - 0.0%(a)
RH Donnelley, Inc. (2)(g)	9.750%	12/31/16	$299	$85,273

Financials - 0.1%
J.G. Wentworth LLC (3)(b)(g)	7.000%	01/22/18	1,876	769,231

TOTAL LOAN PARTICIPATIONS (cost $2,126,171)				854,504

PREFERRED STOCKS - 0.3%	SHARES	VALUE (Note 5)
Financials - 0.3%
Federal Home Loan Mortgage Corp., Perpetual Preferred Stock, Series V (2)†(f)	119,409	$256,729
Federal Home Loan Mortgage Corp., Perpetual Preferred Stock, Series W †(f)	34,360	97,582
Federal Home Loan Mortgage Corp., Perpetual Preferred Stock, Series X †(f)	50,343	113,272
Federal Home Loan Mortgage Corp., Series Z †(f)(g)	97,345	301,769
Federal National Mortgage Association, Series S †(f)(g)	97,345	295,929
First Banks, Inc. (3)†(b)	2,458	781,003

TOTAL PREFERRED STOCKS (cost $4,604,625)		1,846,284

RIGHTS - 0.3%	SHARES	VALUE (Note 5)
Financials - 0.2%
1347 Capital Corp. †*	420,504	$138,766
Arowana, Inc. (Australia) (2)†*	720,000	158,400
Barington/Hilco Acquisition Corp. †*	487,260	97,452
CB Pharma Acquisition Corp. (2)†	325,500	27,668
DT Asia Investments Ltd. (Hong Kong) †	209,241	35,571
Garnero Group Acquisition Co. (Brazil) (2)†*	2,430,200	342,901
Hydra Industries Acquisition Corp. (2)†*	1,720,000	378,572
Pacific Special Acquisition Corp. (China) (2)†	373,500	50,460

		1,229,790

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 5)
Health Care - 0.1%
Ambit Biosciences Corp. (3)†(b)	146,272	$125,694
Chelsea Therapeutics, Inc. (3)†(b)	4,668,137	130,428
Community Health Systems, Inc. †	7,762,436	46,575
Durata Therapeutics, Inc. (3)†(b)	261,441	196,907
EFG International Finance Guernsey Ltd. (3)†(b)	283,523	2,835
Furiex Pharmaceuticals, Inc. (3)†(b)	335,833	—
Prosensa Holding NV (Netherlands) (3)†(b)	197,426	49,023

		551,462

Information Technology - 0.0% (a)
Gerber Scientific, Inc. (3)†(b)	879,944	—

TOTAL RIGHTS (cost $284,220)		1,781,252

WARRANTS - 2.5%
Consumer Discretionary - 0.5%
Del Taco Restaurants, Inc. (2)†	642,430	1,573,954
Education Management Corp. (3)†(b)	16,528,497	129,749
Global Eagle Entertainment, Inc. †	367,857	1,015,285
KBS Fashion Group Ltd. (China) (3)†(b)	763,024	763

		2,719,751

Energy - 0.0% (a)
Glori Energy, Inc. (3)†(b)	287,100	4,306

Financials - 1.4%
1347 Capital Corp. (2)†*	420,504	75,691
Acasta Enterprises, Inc. (Canada) (2)†	579,085	115,928
Alignvest Acquisition Corp. (Canada) (3)†(b)	445,000	89,086
AR Capital Acquisition Corp. †	697,500	69,750
Arowana, Inc. (Australia) (2)†*	720,000	58,392
Associated Banc-Corp. (2)†(c)	20,065	47,755
Barington/Hilco Acquisition Corp. (2)†*	487,260	48,726
Boston Private Financial Holdings, Inc. (2)†	97,674	446,370
Boulevard Acquisition Corp. II (2)†	1,698,740	424,685
Capitol Acquisition Corp. III †	1,575,000	472,500
CB Pharma Acquisition Corp. †*	325,500	26,040
Comerica, Inc. †	9,708	20,581
Double Eagle Acquisition Corp. (2)†	2,047,500	429,975
DT Asia Investments Ltd. (Hong Kong) †	209,241	8,788
Dundee Acquisition Ltd. (Canada) (3)†(b)	630,000	118,845
Easterly Acquisition Corp. (3)†(b)	823,250	246,975
Electrum Special Acquisition Corp. †	990,000	198,000
FinTech Acquisition Corp. †*	810,000	526,500
Garnero Group Acquisition Co. (Brazil) †*	2,430,200	206,567
Gibraltar Growth Corp. (Canada) (3)†(b)	1,274,000	196,189
Global Partner Acquisition Corp. (2)†*	1,068,000	160,307
Gores Holdings, Inc. (2)†*	3,115,000	661,937
GP Investments Acquisition Corp. (2)†*	1,237,500	328,556
Harmony Merger Corp. †*	1,475,100	340,748
Hennessy Capital Acquisition Corp. II †	1,028,837	154,326
Hydra Industries Acquisition Corp. †*	1,720,000	326,800
Neostem (3)†(b)	243,000	2
Pace Holdings Corp. (2)†	455,000	116,025

	SHARES	VALUE (Note 5)
Financials - 1.4% (continued)
Pacific Special Acquisition Corp. (China) (2)†	373,500	$32,644
Quinpario Acquisition Corp. 2 (2)†*	2,880,708	547,335
ROI Acquisition Corp. II (3)†(b)	882,000	—
Terrapin 3 Acquisition Corp. †*	1,428,000	428,400
Valley National Bancorp (3)†(b)	49,509	7,426
WL Ross Holding Corp. †	2,648,000	1,297,520

		8,229,369

Health Care - 0.0% (a)
Mast Therapeutics, Inc. (3)†(b)	103,750	42
Pluristem Therapeutics, Inc. (Israel) (3)†(b)	63,750	7,650
Venaxis, Inc. (3)†(b)	24,000	1,080

		8,772

Industrials - 0.3%
Ability, Inc. (Israel) †	1,449,557	913,221
Blue Bird Corp. †	756,000	756,000
Jason Industries, Inc. †*	1,933,070	231,968
Pingtan Marine Enterprise Ltd. (China) (3)†(b)(c)	395,000	2,370
Tempus Applied Solutions Holdings, Inc. (3)†*(b)	614,551	61,455

		1,965,014

Information Technology - 0.0% (a)
exceet Group SE (Germany) (2)†	72,000	82
Net Element International, Inc. (Bulgaria) (3)†(b)	319,668	64
RMG Networks Holding Corp. (3)†(b)	631,210	6,312

		6,458

Materials - 0.3%
AgroFresh Solutions, Inc. †	504,000	478,800
Delta Technology Holdings Ltd. (China) †	818,832	57,318
Tecnoglass, Inc. †	330,838	1,488,771

		2,024,889

Utilities - 0.0% (a)
Electrawinds SE (Germany) (3)†(b)	621,000	1,413

TOTAL WARRANTS (cost $1,910,910)		14,959,972

SHORT-TERM INVESTMENTS – 40.5%

Investment Companies - 19.6%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.200% (2)(i)	5,920,446	5,920,446
Dreyfus Treasury Cash Management, Class I, 0.180% (2)(i)	23,681,786	23,681,786
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% (2)(i)	36,244,621	36,244,621
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.170% (2)(i)(j)	23,654,038	23,654,038

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 5)
SHORT-TERM INVESTMENTS – 40.5% (continued)

Investment Companies - 19.6% (continued)
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.180% (2)(i)	29,602,233	$29,602,233

Total Investment Companies (cost $119,103,124)		119,103,124

U.S. Treasury Obligations - 20.9%	PRINCIPAL AMOUNT (000’s)
U.S. Treasury Bill, 0.327%, 05/19/2016 (2)(c)(k)	$80,647	80,632,887
U.S. Treasury Bill, 0.515%, 06/23/2016 (2)(c)(k)	2,164	2,162,965
U.S. Treasury Bill, 0.498%, 07/07/2016 (2)(c)(k)	26,334	26,317,357
U.S. Treasury Bill, 0.370%, 07/21/2016 (2)(c)(k)	9,084	9,076,506
U.S. Treasury Bill, 0.479%, 09/01/2016 (2)(c)(k)	8,936	8,922,980

Total U.S. Treasury Obligations (cost $127,063,545)		127,112,695

TOTAL SHORT-TERM INVESTMENTS (cost $246,166,669)		246,215,819

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (cost $904,761,575)		785,153,996

	SHARES
SECURITIES SOLD SHORT - (44.9)%
COMMON STOCKS - (32.9)%

Consumer Discretionary - (2.7)%
Charter Communications, Inc., Class A †	(13,780)	(2,789,485)
Comcast Corp., Class A	(37)	(2,260)
Del Taco Restaurants, Inc. †	(261,104)	(2,697,204)
Fiat Chrysler Automobiles NV (United Kingdom)	(305,922)	(2,465,731)
Global Eagle Entertainment, Inc. †	(236,022)	(2,010,907)
JAKKS Pacific, Inc. †	(325,992)	(2,425,381)
Johnson Controls, Inc.	(2,674)	(104,206)
KBS Fashion Group Ltd. (China) †	(273)	(107)
News Corp., Class B	(39,972)	(529,629)
Twenty-First Century Fox, Inc., Class B	(116,863)	(3,295,537)

		(16,320,447)

Consumer Staples - (0.5)%
Bunge Ltd.	(49,235)	(2,790,147)

Energy - (1.1)%
Aegean Marine Petroleum Network, Inc. (Greece)	(173,562)	(1,313,864)
Alon USA Energy, Inc.	(69,068)	(712,782)
Amyris, Inc. †	(29,317)	(32,542)
Cheniere Energy, Inc. †	(36,579)	(1,237,467)
SEACOR Holdings, Inc. †	(4,072)	(221,720)

	SHARES	VALUE (Note 5)
Energy - (1.1)% (continued)
Ship Finance International Ltd. (Norway)	(252,540)	$(3,507,781)
Suncor Energy, Inc. (Canada)	(22)	(613)

		(7,026,769)

Financials - (3.0)%
Associated Banc-Corp.	(9,991)	(179,239)
Boston Private Financial Holdings, Inc.	(94,661)	(1,083,868)
Comerica, Inc.	(1,744)	(66,045)
Crown Castle International Corp. REIT	(10,173)	(879,964)
Element Financial Corp. (Canada)	(73,057)	(787,525)
Lexington Realty Trust REIT	(1,111,045)	(9,554,987)
Penson Worldwide, Inc. (3)†(b)	(217,523)	—
Spirit Realty Capital, Inc. REIT	(85,909)	(966,476)
Valley National Bancorp	(1,322)	(12,612)
Welltower, Inc. REIT	(64,965)	(4,504,673)
Willis Towers Watson plc	(1)	(111)
Yadkin Financial Corp.	(1)	(24)

		(18,035,524)

Health Care - (2.2)%
Allergan plc †	(22,812)	(6,114,300)
Allscripts Healthcare Solutions, Inc. †	(118,119)	(1,560,352)
Anthem, Inc.	(15,396)	(2,139,890)
China Medical Technologies, Inc. ADR (China) (3)†(b)	(45,264)	(453)
DENTSPLY SIRONA, Inc.	(1)	(62)
Medicines Co. (The) †	(92,112)	(2,926,398)
Pluristem Therapeutics, Inc. (Israel) †	(9,334)	(15,028)
Sequenom, Inc. †	(284,881)	(401,682)

		(13,158,165)

Industrials - (2.6)%
Canadian Pacific Railway Ltd. (Canada)	(760)	(100,972)
IHS, Inc., Class A †	(2,997)	(372,108)
Jason Industries, Inc. †	(3,277)	(11,470)
Meritor, Inc. †	(196,589)	(1,584,507)
Stericycle, Inc. †	(105,687)	(13,336,643)
Titan International, Inc.	(109,196)	(587,474)

		(15,993,174)

Information Technology - (18.0)%
Akamai Technologies, Inc. †	(240)	(13,337)
Alibaba Group Holding Ltd. ADR (China) †	(351,340)	(27,766,400)
Alphabet, Inc., Class A †	(5,794)	(4,420,243)
Diebold, Inc.	(2,223)	(64,267)
Intel Corp.	(839,310)	(27,151,679)
Lam Research Corp.	(140,208)	(11,581,181)
Microchip Technology, Inc.	(92,517)	(4,459,319)
NVIDIA Corp.	(580,271)	(20,675,056)
Pandora Media, Inc. †	(292,572)	(2,618,519)
Quantum Corp. †	(325,592)	(198,611)
VeriSign, Inc. †	(43,936)	(3,890,093)
Vishay Intertechnology, Inc.	(506,143)	(6,180,006)

		(109,018,711)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 5)
Materials - (0.2)%
A.M. Castle & Co. †	(20,687)	$(55,855)
AgroFresh Solutions, Inc. †	(18,813)	(120,403)
Dow Chemical Co. (The)	(24,138)	(1,227,659)
Tahoe Resources, Inc.	(54)	(541)

		(1,404,458)

Telecommunication Services - (1.0)%
T-Mobile US, Inc. †	(151,960)	(5,820,068)

Utilities - (1.6)%
Dominion Resources, Inc.	(116,544)	(8,754,785)
NRG Yield, Inc., Class A	(73,408)	(996,147)

		(9,750,932)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $217,064,612)		(199,318,395)

CONVERTIBLE BONDS - (0.9)%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
Information Technology - (0.9)%
Citrix Systems, Inc. (2) (proceeds $5,319,035)	0.500%	04/15/19	$(5,000)	$(5,584,375)

SHORT-TERM INVESTMENT - (11.1)%
U.S. Treasury Obligation - (11.1)%
U.S. Treasury Bill, 0.315%, 05/19/2016 (2)(k) (proceeds $67,321,713)			(67,350)	(67,338,214)

TOTAL SECURITIES SOLD SHORT, AT VALUE (proceeds $289,705,360)	(272,240,984)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 84.5% (cost $615,056,215)	512,913,012

OTHER ASSETS IN EXCESS OF LIABILITIES - 15.5% (l)	94,027,556

NET ASSETS - 100.0%	$606,940,568

†	Non-income producing security.
*	Affiliated company as defined under the Investment Company Act of 1940.
(a)	Represents less than 0.05% of net assets.
(b)	Security fair valued as of March 31, 2016 using procedures approved by the Board of Trustees. The total value of positions fair valued was $39,294,526 or 6.5% of total net assets.
(c)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At March 31, 2016, the value of these securities was $288,360,121. In addition, $56,853,156 of cash collateral was pledged.
(d)	Defaulted security.
(e)	Represents a Pay-in-Kind. Income may be received in additional securities and/or cash.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date. The rate shown represents the variable dividend rate in effect as of the close of the reporting period.
(g)	Indicates a variable rate security. The interest rate shown represents the rate as of the close of the reporting period.
(h)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(i)	Represents annualized seven-day yield as of the close of the reporting period.
(j)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(k)	The rate shown is the effective yield as of the close of the reporting period.
(l)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap contracts and covered call option written.
(m)	All or a portion of this security has been segregated for covered call option written.

All bonds are denominated in US dollars, unless noted otherwise.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 5).
(2)	Level 2 security (See Note 5).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

REIT - Real Estate Investment Turst

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Credit default swap contracts buy protection as of March 31, 2016:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE PAID BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	Markit CDX North America High Yield Index Series 26	5.000%	USD	4.387%	52,825,000	$(819,400)	06/20/2021	$(682,561)
CitiBank	Markit CDX North America Investment Grade Index Series 26	1.000%	USD	0.785%	225,000	(2,265)	06/20/2021	(210)

						$(821,665)		$(682,771)

Open written options contracts outstanding at March 31, 2016:

Exchange Traded

Call options written

NUMBER OF CONTRACTS	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
41	Carmike Cinemas, Inc. (Exercise price $30)	J.P. Morgan	09/16/2016	$(5,491)	$(5,904)	$(413)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Open futures contracts outstanding at March 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
108	Barclays Capital	Euro Stoxx 50 Index Futures	06/2016	$(3,676,786)	$(3,602,000)	$74,786
335	Barclays Capital	S&P 500 E-Mini Futures	06/2016	(33,536,192)	(34,362,625)	(826,433)
180	Barclays Capital	U.S. Treasury 10-Year Note Futures	06/2016	(23,473,887)	(23,470,312)	3,575
255	J.P. Morgan	U.S. Treasury 2-Year Note Futures	06/2016	(55,756,370)	(55,781,251)	(24,881)
71	J.P. Morgan	U.S. Treasury 5-Year Note Futures	06/2016	(8,576,372)	(8,602,648)	(26,276)

				$(125,019,607)	$(125,818,836)	$(799,229)

Forward foreign currency exchange contracts outstanding as of March 31, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 06/15/16	CitiBank	CAD	60,000	$45,092	$46,201	$1,109
Euro, Expiring 06/15/16	CitiBank	EUR	2,893,586	3,180,471	3,300,114	119,643
Euro, Expiring 04/05/16	Credit Suisse International	EUR	21,000	22,913	23,897	984
Euro, Expiring 04/05/17	Credit Suisse International	EUR	21,000	23,362	24,223	861

				$3,271,838	$3,394,435	$122,597

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 06/15/16	CitiBank	CAD	(29,501,265)	$(21,853,838)	$(22,716,504)	$(862,666)
Euro, Expiring 06/15/16	CitiBank	EUR	(8,538,167)	(9,325,326)	(9,737,720)	(412,394)
Swedish Krona, Expiring 06/15/16	CitiBank	SEK	(9,397,740)	(1,101,109)	(1,160,727)	(59,618)
Euro, Expiring 04/05/16	Credit Suisse International	EUR	(21,000)	(27,886)	(23,897)	3,989
Euro, Expiring 04/05/17	Credit Suisse International	EUR	(21,000)	(28,010)	(24,223)	3,787

				(32,336,169)	(33,663,071)	(1,326,902)

				$(29,064,331)	$(30,268,636)	$(1,204,305)

CAD - Canadian Dollar

EUR - Euro

SEK - Swedish Krona

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Total Return Basket Swaps* Outstanding at March 31, 2016

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Bank of America	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	66-67 months maturity 08/12/2019	$(207,884)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
United States
Herbalife Ltd.	(33,720)	$(1,867,751)	$(208,052)

Net Cash and Other Receivables/(Payables) (b)			168

Swaps, at Value			$(207,884)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds floating rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	25 months maturity 11/10/2016	$(548,658)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	PRINCIPAL	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Corporate Bonds
United Kingdom
Virgin Media Finance plc	6,400,000	$6,047,061	$(327,633)

Net Cash and Other Receivables/(Payables) (b)			(221,025)

Swaps, at Value			$(548,658)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays or receives the JPY/USD 1 Week Forward Swap Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	25 months maturity 10/19/2016	$(208,348)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Japan
Yahoo Japan Corp.	(1,868,950)	$(8,304,708)	$350,017

Net Cash and Other Receivables/(Payables) (b)			(558,365)

Swaps, at Value			$(208,348)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EUR/USD 1 Week Forward Swap Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	12 months maturity 12/19/2016	$25,434

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Italy
Telecom Italia SpA	471,432	$489,879	$(77,298)

Short Positions

Common Stocks
Italy
Telecom Italia SpA	(471,432)	(609,512)	101,393

Total of Long and Short Equity Positions			24,095

Net Cash and Other Receivables/(Payables) (b)			1,339

Swaps, at Value			$25,434

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds floating rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	25 months maturity 08/31/2016	$1,389,515

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Progressive Waste Solutions Ltd.	87,161	$2,674,516	$30,090

Taiwan
Inotera Memories, Inc.	782,676	672,042	36,285

United Kingdom
Markit Ltd.	12,845	449,703	4,367

United States
ADT Corp. (The)	38,043	1,550,497	19,158
AGL Resources, Inc.	56,635	3,577,082	112,122
Airgas, Inc.	28,392	3,992,368	29,075
Alere, Inc.	103,582	5,386,738	(144,453)
Allergan plc	9,117	2,745,387	(301,757)
Anchor BanCorp Wisconsin, Inc.	62,966	2,771,594	65,654
Apollo Education Group, Inc.	142,925	1,179,512	(5,384)
Apollo Residential Mortgage, Inc.	36,371	489,190	(1,091)
Ark Restaurants Corp.	7,195	167,787	(19,570)
Astoria Financial Corp.	148,229	2,340,945	7,002
Atmel Corp.	219,899	1,842,230	(56,650)
Baker Hughes, Inc.	70,036	3,650,249	(580,571)
Baxalta, Inc.	88,385	3,271,520	299,234
Blount International, Inc.	165,221	1,626,742	22,164
Cablevision Systems Corp.	79,147	2,606,509	5,342
Cameron International Corp.	52,839	3,482,574	60,281
Cascade Microtech, Inc.	91,384	1,876,810	7,528
Centene Corp.	2,604	151,051	9,277
Checkpoint Systems, Inc.	46,063	471,685	(5,528)
Cigna Corp.	31,728	4,469,920	(115,570)
Cleco Corp.	33,000	1,768,743	53,188
Columbia Pipeline Group, Inc.	70,408	1,769,353	(2,112)
Crown Media Holdings, Inc.	47,087	239,673	(471)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
EI du Pont de Nemours & Co.	12,442	$798,403	$(10,576)
EMC Corp.	63,067	1,648,533	32,203
Empire District Electric Co. (The)	20,735	690,683	(5,391)
Fidelity & Guaranty Life	94,022	2,395,681	71,457
First Niagara Financial Group, Inc.	235,891	2,499,977	(216,552)
FirstMerit Corp.	111,551	2,320,528	27,620
Fresh Market, Inc. (The)	46,784	1,332,567	2,180
Hawaiian Electric Industries, Inc.	106,172	3,146,938	293,035
Heartland Payment Systems, Inc.	26,715	2,528,959	50,909
Humana, Inc.	20,093	3,750,760	(74,746)
Ingram Micro, Inc.	24,979	899,744	(2,748)
ITC Holdings Corp.	44,371	1,924,814	8,430
Jarden Corp.	56,049	3,132,620	171,468
Journal Media Group, Inc.	113,385	1,377,628	(21,543)
KLA-Tencor Corp.	50,553	3,484,563	196,201
Media General, Inc.	94,636	1,425,029	118,484
National Interstate Corp.	11,745	351,176	235
National Penn Bancshares, Inc.	225,273	2,702,296	(305,392)
Newport Corp.	65,138	1,494,459	3,715
Norfolk Southern Corp.	16,085	1,385,306	(46,230)
Office Depot, Inc.	825,624	5,894,955	(33,025)
Phoenix Cos., Inc. (The)	25,154	927,680	(1,006)
Piedmont Natural Gas Co., Inc.	43,084	2,505,483	72,233
Pinnacle Entertainment, Inc.	5,923	216,486	(8,588)
PowerSecure International, Inc.	70,211	1,308,309	3,934
Questar Corp.	116,357	2,889,521	(3,867)
Rite Aid Corp.	501,438	3,975,245	111,475
Rofin-Sinar Technologies, Inc.	24,047	777,921	(3,126)
Rouse Properties, Inc.	33,658	615,941	2,693

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
SanDisk Corp.	34,804	$2,630,834	$17,054
Starwood Hotels & Resorts Worldwide, Inc.	26,680	2,028,887	197,025
Talmer Bancorp, Inc.	84,166	1,515,186	7,376
TECO Energy, Inc.	115,382	3,130,185	46,281
Time Warner Cable, Inc.	7,025	1,315,993	121,462
Tumi Holdings, Inc.	31,974	860,420	(2,878)
Tyco International plc	21,818	798,975	1,964
Valspar Corp. (The)	12,824	1,366,654	5,771
Wilshire Bancorp, Inc.	62,101	760,737	(121,097)
Yadkin Financial Corp.	46	1,128	(40)

			163,268

Total of Long Equity Positions			234,010

Rights

Netherlands
Prosensa Holding NV (3)	7,998	—	1,986

United States
Durata Therapeutics, Inc. (3)	89,246	87,949	(20,732)
Dyax Corp. (3)	50,988	19,885	38,353
Safeway, Inc. (3)	351,185	—	13,447
Safeway, Inc. (3)	351,185	—	51,185

			82,253

Total Rights			84,239

Total of Long Equity Positions and Rights			318,249

Short Positions

Common Stocks
Ireland
Shire plc	(12,915)	(2,374,210)	154,121

United Kingdom
Liberty Global plc	(12,575)	(497,951)	25,634
Liberty Global plc	(6,350)	(261,484)	17,009

			42,643

United States
Aetna, Inc.	(16,828)	(1,809,089)	(81,537)
Anthem, Inc.	(16,146)	(2,294,874)	50,741
Apollo Commercial Real Estate Finance, Inc.	(15,167)	(246,009)	(1,213)
Ball Corp.	(22,728)	(1,566,300)	(53,979)
BB&T Corp.	(46,666)	(1,675,546)	122,968
Chemical Financial Corp.	(40,472)	(1,448,942)	4,496
DENTSPLY SIRONA, Inc.	(957)	(58,827)	(153)
Diebold, Inc.	(14,968)	(469,960)	37,235
Dow Chemical Co. (The)	(15,951)	(821,157)	9,890

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
FNB Corp.	(1)	$(13)	$—
FormFactor, Inc.	(58,256)	(425,607)	2,086
Gaming and Leisure Properties, Inc.	(5,035)	(151,352)	(4,330)
Global Payments, Inc.	(22,520)	(1,411,898)	(58,658)
Halliburton Co.	(77,005)	(2,821,104)	70,485
Huntington Bancshares, Inc.	(199,541)	(1,861,941)	(41,680)
IHS, Inc.	(612)	(75,600)	(386)
Interval Leisure Group, Inc.	(11,427)	(158,853)	(6,152)
Iron Mountain, Inc.	(47,681)	(1,510,534)	(106,329)
Johnson Controls, Inc.	(25,328)	(984,753)	(2,280)
KeyCorp.	(165,827)	(2,103,280)	272,550
Lam Research Corp.	(24,674)	(1,917,388)	(120,685)
Marriott International, Inc.	(12,039)	(881,638)	24,702
Microchip Technology, Inc.	(5,217)	(252,665)	1,205
Mylan NV	(3,258)	(151,171)	163
New York Community Bancorp, Inc.	(147,954)	(2,403,870)	51,402
Newell Rubbermaid, Inc.	(50,031)	(2,120,517)	(95,356)
Nexstar Broadcasting Group, Inc.	(11,820)	(645,030)	121,759
NextEra Energy, Inc.	(25,619)	(2,658,484)	(373,269)
Old National Bancorp	(128,917)	(1,549,404)	(22,094)
Pfizer, Inc.	(99,841)	(3,103,371)	144,084
Schlumberger Ltd.	(44,600)	(3,252,396)	(36,854)
Snyder’s-Lance, Inc.	(2,531)	(81,295)	1,619
Staples, Inc.	(180,647)	(2,247,520)	254,984
Waste Connections, Inc.	(42,126)	(2,711,552)	(9,366)
Western Digital Corp.	(8,308)	(369,462)	(23,007)
Weyerhaeuser Co.	(89)	(2,725)	(32)

			133,009

Total of Short Equity Positions			329,773

Total of Long and Short Equity Positions and Rights			648,022

Net Cash and Other Receivables/ (Payables) (b)			741,493

Swaps, at Value			$1,389,515

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(3)	Level 3 security (See Note 5).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays or receives the GBP/USD 1 Week Forward Swap Rate plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	24 months maturity 08/19/2016	$776,217

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Netherlands
Royal Dutch Shell plc	730	$16,281	$1,483

United Kingdom
Cable & Wireless Communications plc	1,094,847	1,185,402	22,400
Home Retail Group plc	179,571	430,023	(2,715)
London Stock Exchange Group plc	12,716	473,636	40,030
Rexam plc	389,913	2,947,077	597,265
SABMiller plc	53,162	3,106,534	140,488

			797,468

Total of Long Equity Positions			798,951

Short Positions

Common Stocks
United Kingdom
J Sainsbury plc	(57,642)	(220,066)	(8,352)

Total of Long and Short Equity Positions			790,599

Net Cash and Other Receivables/ (Payables) (b)			(14,382)

Swaps, at Value			$776,217

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Canadian Offered Rate plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	25 months maturity 08/31/2016	$202,081

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Axia NetMedia Corp.	142,832	$460,802	$—
Canexus Corp.	1,268,158	1,256,835	2,779
Capstone Infrastructure Corp.	309,630	1,161,038	(2,384)
Capstone Infrastructure Corp.	263,631	371,469	2,030
Claude Resources, Inc,	1,760,263	1,789,064	(27,107)
Lake Shore Gold Corp.	497,638	762,814	(38,629)
RONA, Inc.	81,965	1,501,120	(7,290)

			(70,601)

United States
True Gold Mining, Inc.	1,238,226	457,631	—

Total of Long Equity Positions			(70,601)

Short Positions

Common Stocks
Canada
Canadian Pacific Railway Ltd.	(7,212)	(974,521)	16,345
Fortis, Inc.	(33,368)	(1,039,771)	(6,166)
Silver Standard	(325,648)	(1,827,891)	15,044
Superior Plus Corp.	(194,053)	(1,578,014)	197,417

			222,640

France
Endeavour Mining Corp.	(54,482)	(465,640)	2,936

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States
Tahoe Resources, Inc.	(73,120)	(757,127)	24,097

Total of Short Equity Positions			249,673

Total of Long and Short Equity Positions			179,072

Net Cash and Other Receivables/(Payables) (b)			$23,009

Swaps, at Value			$202,081

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EUR/USD 1 Week Forward Swap Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	12-24 months maturity ranging from 04/20/2016-09/26/2016	$521,086

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Belgium
Delhaize Group	33,475	$3,063,320	$425,472

Germany
Wincor Nixdorf AG	34,486	1,822,983	90,046

Italy
Enel Green Power SpA	332,829	748,382	(33,773)
Italcementi SpA	214,487	2,478,590	35,240

			1,467

Netherlands
TNT Express NV	263,370	2,059,186	303,622
USG People NV	83,608	1,643,585	8,185

			311,807

Spain
Fomento de Construcciones y Contratas SA	42,964	370,772	217

Total of Long Equity Positions			829,009

Short Positions

Common Stocks
Italy
Enel SpA	(161,755)	(757,814)	40,718

Netherlands
Koninklijke Ahold NV	(170,179)	(3,435,402)	(387,041)

Total of Short Equity Positions			(346,323)

Total of Long and Short Equity Positions			482,686

Net Cash and Other Receivables/ (Payables) (b)			38,400

Swaps, at Value			$521,086

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays or receives the AUD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	24 months maturity 08/19/2016	$1,205

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
Asciano Ltd.	658,100	$4,538,602	$(16,467)
Recall Holdings Ltd.	276,892	1,603,726	(13,305)

			(29,772)

Total of Long Equity Positions			(29,772)

Net Cash and Other Receivables/ (Payables) (b)			30,977

Swaps, at Value			$1,205

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays or receives the SEK/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in SEK based on the local currencies of the positions within the swap.	13 months maturity 04/20/2017	$(1,976)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Sweden
Meda AB	71,195	$1,325,109	$(1,976)

Net Cash and Other Receivables/ (Payables) (b)			—

Swaps, at Value			$(1,976)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays or receives the CHF/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	12 months maturity 09/05/2016	$(27,273)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Switzerland
Syngenta AG	4,133	$1,741,215	$(27,273)

Net Cash and Other Receivables/ (Payables) (b)			—

Swaps, at Value			$(27,273)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR, plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	2 months maturity 04/29/2016	$(35,114)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
United States
Nuvasive, Inc.	(10,043)	$(453,441)	$(35,151)

Net Cash and Other Receivables/ (Payables) (b)			37

Swaps, at Value			$(35,114)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR, plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	12 months maturity 04/20/2016	$546,134

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Private Placements
United States
Penson Technologies LLC	9,326,216	$9	$546,134

Net Cash and Other Receivables/ (Payables) (b)			—

Swaps, at Value			$546,134

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Bank of America
Investment Companies	$820,768	$—	$820,768

Barclays Capital
Cash	—	2,992,713	2,992,713

CitiBank
Cash	—	2,562,458	2,562,458
Investment Companies	2,290,057	—	2,290,057

Deutsche Bank
Investment Companies	22,693,263	—	22,693,263

Goldman Sachs
Investment Companies	140,000	—	140,000

J.P. Morgan
Cash	—	245,481	245,481

See notes to Schedule of Investments.

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

LONG INVESTMENTS - 114.4%	SHARES	VALUE (Note 5)
COMMON STOCKS - 27.0%

Belgium - 0.9%
Ageas (a)	82,327	$3,258,202
bpost SA (a)	46,573	1,292,492
Colruyt SA (a)	16,318	948,961
Proximus (a)	6,226	212,459
Solvay SA (a)	1,391	139,071

		5,851,185

Canada - 5.5%
Air Canada (1)†(a)	349,189	2,409,034
Alimentation Couche-Tard, Inc., Class B (1)(a)	45,752	2,036,162
Atco Ltd., Class I (1)(a)	1,532	46,335
Barrick Gold Corp. (1)(a)	24,975	339,218
Baytex Energy Corp. (1)	410,648	1,622,040
BCE, Inc. (1)(a)	26,440	1,204,992
BlackBerry Ltd. (1)†(a)	23,274	188,880
Cameco Corp. (1)(a)	31,184	400,260
Canadian Tire Corp. Ltd., Class A (1)(a)	16,846	1,753,540
Canfor Corp. (1)†(a)	41,552	571,090
CCL Industries, Inc., Class B (1)(a)	9,537	1,810,102
CGI Group, Inc., Class A (1)†(a)	17,558	839,134
CI Financial Corp. (1)(a)	20,246	447,400
Constellation Software, Inc. (1)(a)	3,529	1,444,995
Dollarama, Inc. (1)(a)	25,027	1,761,091
Element Financial Corp. (1)(a)	136,620	1,472,708
Empire Co. Ltd., Class A (1)(a)	76,669	1,328,241
Enerplus Corp. (1)	178,676	700,259
George Weston Ltd. (1)(a)	21,062	1,885,728
Industrial Alliance Insurance & Financial Services, Inc. (1)(a)	29,177	880,646
Intact Financial Corp. (1)(a)	7,973	558,217
Kinross Gold Corp. (1)†	169,540	578,296
Linamar Corp. (1)(a)	32,972	1,586,464
Loblaw Cos. Ltd. (1)(a)	18,170	1,017,380
Lundin Mining Corp. (1)†	40,277	126,840
Magna International, Inc. (1)(a)	61,440	2,641,151
MEG Energy Corp. (1)†	105,602	532,584
Metro, Inc. (1)(a)	53,915	1,870,575
Onex Corp. (1)(a)	9,226	562,333
Open Text Corp. (1)(a)	12,887	667,594
Ritchie Bros Auctioneers, Inc. (1)(a)	49,417	1,335,543
Shaw Communications, Inc., Class B (1)(a)	47,060	909,132

	SHARES	VALUE (Note 5)
Canada - 5.5% (continued)
SNC-Lavalin Group, Inc. (1)(a)	30,185	$1,102,813
Sun Life Financial, Inc. (1)(a)	5,450	175,827
Teck Resources Ltd., Class B (1)(a)	21,721	164,737

		36,971,341

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	1,664,000	1,208,554

Denmark - 1.5%
Carlsberg A/S, Class B (a)	1,101	104,689
DSV A/S (a)	33,706	1,401,976
GN Store Nord A/S (a)	10,592	221,146
ISS A/S (a)	45,676	1,831,915
Novo Nordisk A/S, Class B (a)	6,413	347,287
Pandora A/S (a)	13,300	1,738,814
TDC A/S	432,515	2,113,939
Topdanmark A/S †	4,123	104,753
Vestas Wind Systems A/S (a)	20,777	1,463,942
William Demant Holding A/S †(a)	8,344	838,076

		10,166,537

Finland - 1.1%
Amer Sports OYJ (a)	38,794	1,126,172
Cargotec OYJ, Class B	22,755	733,978
Elisa OYJ (a)	26,174	1,016,368
Kesko OYJ, Class B (a)	42,081	1,856,861
Metso OYJ (a)	42,110	1,003,558
Neste OYJ (a)	29,494	969,235
Orion OYJ, Class B (a)	17,670	583,276

		7,289,448

Germany - 4.9%
adidas AG (a)	1,450	169,303
Allianz SE (a)	3,798	616,815
Aurubis AG (a)	34,296	1,704,185
Brenntag AG (a)	13,505	769,552
Deutsche Lufthansa AG †(a)	140,226	2,263,166
Evonik Industries AG (a)	33,135	990,978
Fraport AG Frankfurt Airport Services Worldwide (a)	8,375	507,160
Freenet AG (a)	66,548	1,987,592
Hannover Rueck SE (a)	6,032	701,053
Hella KGaA Hueck & Co. (a)	17,395	737,917
HOCHTIEF AG (a)	28,523	3,483,106
HUGO BOSS AG (a)	9,505	621,381
Infineon Technologies AG (a)	8,531	120,955
KION Group AG †(a)	29,295	1,704,315

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

	SHARES	VALUE (Note 5)
Germany - 4.9% (continued)
Krones AG (a)	7,140	$858,749
LANXESS AG (a)	7,629	365,632
Merck KGaA (a)	5,470	455,015
METRO AG (a)	25,633	792,916
MTU Aero Engines AG (a)	2,564	245,415
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	7,625	1,547,450
OSRAM Licht AG (a)	73,427	3,774,573
ProSiebenSat.1 Media SE (a)	7,789	399,847
Rheinmetall AG (a)	28,120	2,242,237
RHOEN-KLINIKUM AG (a)	8,859	275,582
SAP SE (a)	1,244	100,103
Siemens AG (a)	7,836	828,741
Software AG (a)	34,855	1,361,336
STADA Arzneimittel AG (a)	26,628	1,054,377
Suedzucker AG (a)	21,133	371,868
Symrise AG (a)	8,012	536,419
Talanx AG (a)	27,945	952,331
United Internet AG (a)	4,980	249,513

		32,789,582

Italy - 2.4%
A2A SpA	1,608,986	2,089,230
Atlantia SpA (a)	12,268	339,911
Autogrill SpA †	13,429	111,631
Banca Mediolanum SpA	29,208	232,983
Buzzi Unicem SpA	24,668	425,243
Davide Campari-Milano SpA (a)	10,069	100,500
Enel SpA	158,882	704,359
Eni SpA (a)	95,536	1,442,851
Finmeccanica SpA †(a)	17,105	216,593
Hera SpA	216,154	645,257
Mediobanca SpA (a)	106,401	765,191
Moncler SpA	18,826	317,586
Poste Italiane SpA 144A †(b)	180,414	1,363,977
Prysmian SpA (a)	127,013	2,873,715
Recordati SpA	48,624	1,216,269
Saipem SpA †	235,081	94,009
Snam SpA (a)	178,558	1,117,420
Unipol Gruppo Finanziario SpA	254,822	1,029,662
UnipolSai SpA	331,407	765,381

		15,851,768

Luxembourg - 0.1%
Millicom International Cellular SA SDR	11,628	634,303

	SHARES	VALUE (Note 5)
Netherlands - 2.0%
Akzo Nobel NV (a)	7,404	$504,708
ASM International NV (a)	14,380	643,042
Boskalis Westminster (a)	24,865	974,532
Fugro NV CVA †	71,488	1,371,025
Heineken NV (a)	15,496	1,402,041
Koninklijke Ahold NV (a)	86,937	1,952,719
Koninklijke Philips NV (a)	26,782	762,840
Koninklijke Vopak NV (a)	8,144	405,040
NN Group NV (a)	100,491	3,280,498
Randstad Holding NV (a)	30,761	1,701,442
Wolters Kluwer NV (a)	17,365	692,126

		13,690,013

Norway - 0.2%
Orkla ASA (a)	16,154	146,110
Telenor ASA (a)	35,842	579,532
Yara International ASA (a)	25,676	963,871

		1,689,513

Portugal - 0.3%
Galp Energia SGPS SA (a)	68,279	857,371
Jeronimo Martins SGPS SA (a)	47,895	782,938
NOS SGPS SA	14,439	96,166
Sonae SGPS SA	148,788	179,089

		1,915,564

Singapore - 0.4%
City Developments Ltd.	17,600	106,562
ComfortDelGro Corp. Ltd.	232,900	504,782
SATS Ltd.	178,100	521,739
Singapore Airlines Ltd.	174,400	1,477,729

		2,610,812

Spain - 2.4%
Abertis Infraestructuras SA (a)	61,685	1,012,832
ACS Actividades de Construccion y Servicios SA (a)	52,158	1,551,190
Aena SA 144A †(a)(b)	791	101,990
Almirall SA	54,808	919,329
Ebro Foods SA	31,322	682,666
Enagas SA (a)	50,932	1,528,709
Endesa SA (a)	160,026	3,066,627
Gamesa Corp. Tecnologica SA (a)	78,977	1,554,213
Gas Natural SDG SA (a)	98,839	1,995,432
Iberdrola SA (a)	114,230	760,424
Mapfre SA	137,269	295,429
Mediaset Espana Comunicacion SA (a)	83,830	962,177

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

	SHARES	VALUE (Note 5)
Spain - 2.4% (continued)
Repsol SA (a)	72,483	$814,995
Tecnicas Reunidas SA	17,159	481,346

		15,727,359

Sweden - 1.8%
BillerudKorsnas AB	119,604	1,952,463
Boliden AB (a)	32,046	511,188
Electrolux AB, Series B (a)	72,390	1,900,949
Husqvarna AB, Class B	104,637	764,100
NCC AB, Class B	36,802	1,339,494
Nibe Industrier AB, Class B †	19,138	655,880
Securitas AB, Class B (a)	56,725	938,033
Svenska Cellulosa AB SCA, Class B (a)	3,173	98,968
Swedish Match AB (a)	63,476	2,151,715
Swedish Orphan Biovitrum AB †	56,231	787,234
Tele2 AB, Class B (a)	33,084	306,215
TeliaSonera AB (a)	188,529	976,878

		12,383,117

Switzerland - 2.7%
Actelion Ltd. †(a)	18,675	2,787,053
Adecco SA †(a)	40,193	2,614,601
Baloise Holding AG (a)	748	94,945
Clariant AG †(a)	34,521	624,459
DKSH Holding AG †(a)	2,853	195,138
Flughafen Zuerich AG (a)	1,988	1,778,460
Galenica AG (a)	442	663,302
GAM Holding AG †(a)	6,575	95,003
Georg Fischer AG (a)	543	438,505
Helvetia Holding AG (a)	356	203,428
Kuehne + Nagel International AG (a)	2,012	285,938
Lonza Group AG †(a)	4,173	705,410
SGS SA (a)	240	506,778
Sika AG (a)	143	566,085
Sonova Holding AG (a)	3,361	428,947
Straumann Holding AG (a)	1,256	432,306
Sunrise Communications Group AG 144A †(a)(b)	2,586	177,510
Swiss Life Holding AG †(a)	6,373	1,691,189
Swiss Re AG (a)	21,812	2,014,113
Zurich Insurance Group AG †(a)	7,453	1,728,436

		18,031,606

United Kingdom - 0.5%
Dialog Semiconductor PLC †(a)	41,195	1,625,910
Fiat Chrysler Automobiles NV †(a)	78,659	634,763
Subsea 7 SA †(a)	61,076	460,712
Unilever NV CVA (a)	11,414	513,159

		3,234,544

	SHARES	VALUE (Note 5)
United States - 0.1%
Thomson Reuters Corp. (1)(a)	12,456	$504,666
Valeant Pharmaceuticals International, Inc. (1)†(a)	3,305	86,649

		591,315

TOTAL COMMON STOCKS (cost $166,039,805)		180,636,561

SHORT-TERM INVESTMENTS - 87.4%

Investment Companies - 66.0%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.200% (c)	542,174	542,174
Dreyfus Treasury Cash Management, Class I, 0.180% (c)	2,168,696	2,168,696
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% (c)(d)	328,791,391	328,791,391
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.170% (c)(d)	107,055,076	107,055,076
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.180% (c)	2,710,870	2,710,870

Total Investment Companies (cost $441,268,207)		441,268,207

	PRINCIPAL AMOUNT(000’s)
U.S. Treasury Obligations - 21.4%
U.S. Treasury Bill, 0.536%, 06/09/2016 (e)	$3,785	3,783,679
U.S. Treasury Bill, 0.327%, 05/19/2016 (e)	11,695	11,692,953
U.S. Treasury Bill, 0.582%, 6/16/2016 (e)	3,531	3,529,581
U.S. Treasury Bill, 0.471%, 07/14/2016 (e)	18,141	18,130,932
U.S. Treasury Bill, 0.498%, 07/07/2016 (e)	10,219	10,212,542
U.S. Treasury Bill, 0.343%, 05/12/2016 (e)	1,120	1,119,877
U.S. Treasury Bill, 0.345%, 05/26/2016 (e)	1,434	1,433,709
U.S. Treasury Bill, 0.145%, 04/28/2016 (e)	17,475	17,472,746
U.S. Treasury Bill, 0.516%, 06/23/2016 (e)	1,242	1,241,406

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
U.S. Treasury Obligations – 21.4% (continued)
U.S. Treasury Bill, 0.409%, 08/18/2016 (e)	$6,261	$6,252,892
U.S. Treasury Bill, 0.370%, 07/21/2016 (e)	67,813	67,757,054

Total U.S. Treasury Obligations (cost $142,573,026)		142,627,371

TOTAL SHORT-TERM INVESTMENTS (cost $583,841,233)		583,895,578

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (cost $749,881,038)		764,532,139

SECURITIES SOLD SHORT - (21.7)%	SHARES
COMMON STOCKS - (21.6)%

Austria - (0.1)%
ams AG	(10,697)	(366,579)

Belgium - (0.8)%
Anheuser-Busch InBev SA/NV	(21,893)	(2,719,917)
Telenet Group Holding NV †	(11,697)	(591,159)
UCB SA	(13,020)	(993,884)
Umicore SA	(13,968)	(693,372)

		(4,998,332)

Canada - (5.1)%
Agnico Eagle Mines Ltd. (1)	(47,945)	(1,734,695)
Agrium, Inc. (1)	(2,668)	(235,565)
AltaGas Ltd. (1)	(35,504)	(913,058)
ARC Resources Ltd. (1)	(6,965)	(101,304)
Bank of Nova Scotia (The) (1)	(15,833)	(773,760)
Canadian National Railway Co. (1)	(9,833)	(614,473)
Canadian Natural Resources Ltd. (1)	(16,379)	(443,037)
Canadian Utilities Ltd., Class A (1)	(75,971)	(2,126,311)
Cenovus Energy, Inc. (1)	(25,474)	(331,481)
DH Corp. (1)	(13,751)	(409,010)
Eldorado Gold Corp. (1)	(45,449)	(142,777)
Enbridge, Inc. (1)	(40,727)	(1,585,491)
Fairfax Financial Holdings Ltd. (1)	(456)	(255,279)
Finning International, Inc. (1)	(30,992)	(455,066)
First Quantum Minerals Ltd. (1)	(15,170)	(79,894)
Fortis, Inc. (1)	(18,429)	(577,667)
Franco-Nevada Corp. (1)	(28,933)	(1,776,859)
Gildan Activewear, Inc. (1)	(82,138)	(2,504,458)
Hudson’s Bay Co. (1)	(66,406)	(981,198)
IGM Financial, Inc. (1)	(3,632)	(109,400)
Imperial Oil Ltd. (1)	(46,840)	(1,564,880)
Inter Pipeline Ltd. (1)	(41,702)	(858,925)

	SHARES	VALUE (Note 5)
Canada - (5.1)% (continued)
Keyera Corp. (1)	(28,560)	$(866,861)
Manulife Financial Corp. (1)	(8,345)	(118,099)
Methanex Corp. (1)	(60,504)	(1,944,514)
Pembina Pipeline Corp. (1)	(85,821)	(2,320,058)
Peyto Exploration & Development Corp. (1)	(11,119)	(247,336)
Potash Corp of Saskatchewan, Inc. (1)	(30,063)	(511,794)
Power Financial Corp. (1)	(17,392)	(434,817)
PrairieSky Royalty Ltd. (1)	(41,626)	(789,732)
Precision Drilling Corp. (1)	(324,866)	(1,360,748)
Restaurant Brands International, Inc. (1)	(36,125)	(1,402,999)
Rogers Communications, Inc., Class B (1)	(2,510)	(100,497)
Silver Wheaton Corp. (1)	(84,136)	(1,396,058)
Suncor Energy, Inc. (1)	(10,331)	(287,717)
Tourmaline Oil Corp. (1)†	(20,780)	(440,000)
TransAlta Corp. (1)	(17,304)	(80,474)
TransCanada Corp. (1)	(39,293)	(1,544,793)
Veresen, Inc. (1)	(53,593)	(361,895)
Vermilion Energy, Inc. (1)	(25,613)	(749,605)
West Fraser Timber Co. Ltd. (1)	(7,954)	(319,140)
Whitecap Resources, Inc. (1)	(45,206)	(269,409)

		(34,121,134)

Denmark - (0.5)%
AP Moeller - Maersk A/S, Class B	(405)	(530,968)
H Lundbeck A/S †	(4,814)	(158,770)
Jyske Bank A/S	(5,895)	(265,732)
Novozymes A/S, Class B	(31,153)	(1,398,970)
Tryg A/S	(58,963)	(1,141,920)

		(3,496,360)

Finland - (0.4)%
Huhtamaki OYJ	(4,077)	(151,163)
Kone OYJ, Class B	(5,072)	(244,119)
Nokia OYJ	(262,121)	(1,554,963)
Nokian Renkaat OYJ	(13,567)	(478,651)
Wartsila OYJ Abp	(9,705)	(438,695)

		(2,867,591)

Germany - (3.2)%
Axel Springer SE	(6,026)	(324,368)
BASF SE	(5,633)	(423,577)
Bayerische Motoren Werke AG	(28,401)	(2,607,376)
Beiersdorf AG	(9,739)	(877,232)
Bilfinger SE	(32,987)	(1,388,680)
Commerzbank AG †	(60,258)	(522,832)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

	SHARES	VALUE (Note 5)
Germany - (3.2)% (continued)
Continental AG	(4,171)	$(946,024)
Daimler AG	(31,943)	(2,444,681)
Deutsche Bank AG	(68,802)	(1,168,064)
Deutsche Post AG	(29,119)	(808,165)
Deutsche Telekom AG	(100,307)	(1,798,336)
Duerr AG	(8,657)	(679,026)
E.ON SE	(39,426)	(376,990)
Fresenius Medical Care AG & Co. KGaA	(7,847)	(692,309)
GEA Group AG	(6,455)	(314,946)
HeidelbergCement AG	(4,238)	(362,160)
Linde AG	(1,103)	(160,264)
MAN SE	(1,054)	(113,987)
Rocket Internet SE 144A †(b)	(26,629)	(743,319)
RWE AG	(225,094)	(2,895,712)
Telefonica Deutschland Holding AG	(151,071)	(816,657)
ThyssenKrupp AG	(8,566)	(177,421)
Zalando SE 144A †(b)	(22,993)	(753,832)

		(21,395,958)

Italy - (0.8)%
Assicurazioni Generali SpA	(13,699)	(202,787)
Banca Generali SpA	(10,883)	(319,604)
Banca Monte dei Paschi di Siena SpA †	(156,599)	(89,327)
Banca Popolare dell’Emilia Romagna SC	(38,182)	(181,461)
Banca Popolare di Milano Scarl	(130,925)	(91,408)
Banco Popolare SC †	(15,174)	(104,196)
Intesa Sanpaolo SpA	(271,845)	(751,656)
Luxottica Group SpA	(5,774)	(318,077)
Mediaset SpA	(172,976)	(713,080)
Salvatore Ferragamo SpA	(45,343)	(1,156,557)
Telecom Italia SpA †	(584,167)	(629,627)
Unione di Banche Italiane SpA	(259,775)	(959,439)

		(5,517,219)

Luxembourg - (0.3)%
APERAM SA †	(2,767)	(105,420)
Tenaris SA	(127,939)	(1,587,437)

		(1,692,857)

Netherlands - (1.3)%
Aalberts Industries NV	(7,397)	(256,153)
Altice NV, Class A †	(47,212)	(838,636)
ASML Holding NV	(7,682)	(773,074)
Gemalto NV	(30,978)	(2,286,553)
Koninklijke DSM NV	(1,831)	(100,670)

	SHARES	VALUE (Note 5)
Netherlands - (1.3)% (continued)
Koninklijke KPN NV	(490,224)	$(2,052,843)
QIAGEN NV †	(7,781)	(173,022)
SBM Offshore NV †	(178,027)	(2,261,362)

		(8,742,313)

Norway - (0.7)%
DNB ASA	(71,047)	(838,944)
Gjensidige Forsikring ASA	(87,126)	(1,484,252)
Marine Harvest ASA †	(30,048)	(462,614)
Norsk Hydro ASA	(185,603)	(762,554)
Schibsted ASA, Class A	(32,125)	(937,242)
Statoil ASA	(19,612)	(306,307)

		(4,791,913)

Portugal - (0.3)%
Banco Comercial Portugues SA †	(14,571,959)	(591,095)
EDP - Energias de Portugal SA	(369,803)	(1,312,964)

		(1,904,059)

Singapore - (1.3)%
CapitaLand Ltd.	(420,900)	(957,260)
DBS Group Holdings Ltd.	(29,100)	(331,507)
Golden Agri-Resources Ltd.	(1,294,800)	(393,912)
Hutchison Port Holdings Trust (1)	(620,100)	(322,452)
Jardine Cycle & Carriage Ltd.	(18,700)	(555,270)
Keppel Corp. Ltd.	(498,200)	(2,153,976)
Oversea-Chinese Banking Corp. Ltd.	(170,800)	(1,119,370)
Singapore Post Ltd.	(1,187,300)	(1,439,667)
Singapore Press Holdings Ltd.	(73,700)	(218,599)
Singapore Telecommunications Ltd.	(336,900)	(953,647)
United Overseas Bank Ltd.	(13,900)	(194,433)
UOL Group Ltd.	(49,100)	(218,680)

		(8,858,773)

Spain - (2.2)%
Amadeus IT Holding SA, Class A	(26,062)	(1,114,513)
Atresmedia Corp. de Medios de Comunicacion SA	(59,682)	(652,541)
Banco Bilbao Vizcaya Argentaria SA	(90,378)	(596,790)
Banco de Sabadell SA	(544,366)	(977,600)
Banco Popular Espanol SA	(259,673)	(673,929)
Banco Santander SA	(54,053)	(237,394)
Bankia SA	(229,045)	(215,622)
Bankinter SA	(153,691)	(1,082,869)
CaixaBank SA	(488,851)	(1,440,923)
Cellnex Telecom SAU 144A (b)	(114,213)	(1,820,908)
Distribuidora Internacional de Alimentacion SA †	(117,052)	(606,509)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

	SHARES	VALUE (Note 5)
Spain - (2.2)% (continued)
Ferrovial SA	(8,668)	$(186,024)
Grifols SA	(33,783)	(750,569)
Obrascon Huarte Lain SA	(167,973)	(1,069,654)
Red Electrica Corp. SA	(10,923)	(946,214)
Telefonica SA	(149,344)	(1,669,161)
Zardoya Otis SA	(52,278)	(606,799)

		(14,648,019)

Sweden - (1.7)%
Assa Abloy AB, Class B	(86,504)	(1,703,048)
Atlas Copco AB, Class A	(21,240)	(533,068)
Getinge AB, Class B	(26,287)	(604,717)
Hennes & Mauritz AB, Class B	(54,650)	(1,818,980)
Hexagon AB, Class B	(34,947)	(1,358,228)
Modern Times Group MTG, Class B	(17,459)	(522,383)
Saab AB, Class B	(5,458)	(187,012)
Sandvik AB	(50,916)	(525,858)
Skandinaviska Enskilda Banken AB, Class A	(39,592)	(377,559)
Svenska Handelsbanken AB, Class A	(79,529)	(1,008,914)
Swedbank AB, Class A	(65,804)	(1,413,240)
Telefonaktiebolaget LM Ericsson, Class B	(64,357)	(644,388)
Trelleborg AB, Class B	(14,431)	(284,959)
Volvo AB, Class B	(41,524)	(454,801)

		(11,437,155)

Switzerland - (2.2)%
Aryzta AG †	(22,283)	(920,852)
Barry Callebaut AG †	(469)	(508,494)
Chocoladefabriken Lindt & Spruengli AG	(52)	(322,194)
Cie Financiere Richemont SA	(20,190)	(1,333,559)
Credit Suisse Group AG †	(8,591)	(121,322)
Dufry AG †	(21,591)	(2,651,676)
EMS-Chemie Holding AG	(488)	(252,698)
Geberit AG	(3,530)	(1,318,966)
Julius Baer Group Ltd. †	(27,752)	(1,189,366)
LafargeHolcim Ltd. †	(40,732)	(1,912,760)
Novartis AG	(11,796)	(853,463)
OC Oerlikon Corp. AG †	(55,474)	(572,133)
Swatch Group AG (The)	(2,480)	(855,622)
Swisscom AG	(1,610)	(873,843)
UBS Group AG	(57,925)	(931,784)

		(14,618,732)

United Kingdom - (0.7)%
CNH Industrial NV	(499,870)	(3,393,717)
RELX NV	(64,273)	(1,120,570)

		(4,514,287)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $137,007,078)		(143,971,281)

	SHARES	VALUE (Note 5)

PREFERRED STOCKS - (0.1)%

Germany - (0.1)%
Henkel AG & Co. KGaA	(2,386)	$(262,478)
Schaeffler AG †	(11,470)	(184,364)
Volkswagen AG	(3,410)	(432,822)

TOTAL PREFERRED STOCKS SOLD SHORT (proceeds $892,343)		(879,664)

TOTAL SECURITIES SOLD SHORT, AT VALUE (proceeds $137,899,421)		(144,850,945)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 92.7% (cost $611,981,617)		619,681,194

OTHER ASSETS IN EXCESS OF LIABILITIES - 7.3% (f)		48,485,569

NET ASSETS - 100.0%		$668,166,763

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(7,915,747)	(1.2%)
Consumer Staples	13,149,084	2.0
Energy	(9,039,709)	(1.3)
Financials	1,451,897	0.2
Health Care	7,574,522	1.1
Industrials	32,210,747	4.8
Information Technology	(2,009,167)	(0.3)
Materials	(1,767,741)	(0.3)
Telecommunication Services	(1,505,731)	(0.2)
Utilities	3,637,461	0.5
Investment Companies	441,268,207	66.0
U.S. Treasury Obligations	142,627,371	21.4

Total Investments In Securities, At Value	619,681,194	92.7
Other Assets in Excess of Liabilities (f)	48,485,569	7.3

Net Assets	$668,166,763	100.0%

†	Non-income producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At March 31, 2016, the value of these securities was $151,504,820. In addition, $11,359,873 of cash collateral was pledged.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Represents annualized seven-day yield as of the close of the reporting period.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

(d)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(e)	The rate shown is the effective yield at the date of purchase.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certification

SDR - Special Drawing Rights

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Forward foreign currency exchange contracts outstanding as of March 31, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 06/15/16	CitiBank	CAD	5,506,706	$4,080,570	$4,240,263	$159,693
Swiss Franc, Expiring 06/15/16	CitiBank	CHF	1,364,000	1,414,252	1,423,233	8,981
Danish Krone, Expiring 06/15/16	CitiBank	DKK	10,633,000	1,615,826	1,627,526	11,700
Euro, Expiring 06/15/16	CitiBank	EUR	3,985,000	4,511,862	4,544,865	33,003
Norwegian Krone, Expiring 06/15/16	CitiBank	NOK	23,901,000	2,776,615	2,887,352	110,737
Swedish Krona, Expiring 06/15/16	CitiBank	SEK	474,000	57,872	58,544	672
Singapore Dollar, Expiring 06/15/16	CitiBank	SGD	8,827,000	6,264,650	6,546,059	281,409

				$20,721,647	$21,327,842	$606,195

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 06/15/16	CitiBank	CAD	(9,658,000)	$(7,443,517)	$(7,436,833)	$6,684
Swiss Franc, Expiring 06/15/16	CitiBank	CHF	(3,361,000)	(3,383,504)	(3,506,954)	(123,450)
Danish Krone, Expiring 06/15/16	CitiBank	DKK	(50,547,000)	(7,389,938)	(7,736,912)	(346,974)
Euro, Expiring 06/15/16	CitiBank	EUR	(27,931,000)	(30,440,907)	(31,855,110)	(1,414,203)
Hong Kong Dollar, Expiring 06/15/16	CitiBank	HKD	(400,000)	(51,446)	(51,586)	(140)
Norwegian Krone, Expiring 06/15/16	CitiBank	NOK	(5,382,000)	(645,989)	(650,171)	(4,182)
Swedish Krona, Expiring 06/15/16	CitiBank	SEK	(13,157,000)	(1,601,112)	(1,625,037)	(23,925)
Singapore Dollar, Expiring 06/15/16	CitiBank	SGD	(2,414,000)	(1,778,033)	(1,790,210)	(12,177)

				(52,734,446)	(54,652,813)	(1,918,367)

				$(32,012,799)	$(33,324,971)	$(1,312,172)

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

HKD - Hong Kong Dollar

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Total Return Basket Swaps* Outstanding at March 31, 2016

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Bank of Japan Estimate Unsecured Overnight Call Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	7-25 months maturity 10/14/2016	$201,692

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Japan
ABC-Mart, Inc.	1,600	$92,423	$9,977
Ajinomoto Co. Inc.	5,000	116,296	(3,562)
Alfresa Holdings Corp.	29,900	569,856	3,983
Alps Electric Co. Ltd.	25,500	417,308	27,645
Amada Holdings Co. Ltd.	134,700	1,343,170	(30,684)
Astellas Pharma, Inc.	53,000	771,076	(66,732)
Bandai Namco Holdings, Inc.	139,100	3,101,378	(69,219)
Bank of Yokohama Ltd. (The)	32,000	205,545	(61,569)
Bridgestone Corp.	29,500	1,044,366	56,659
Central Japan Railway Co.	800	131,420	10,062
Chiba Bank Ltd. (The)	20,000	133,973	(34,360)
Chiyoda Corp.	62,000	467,465	(12,864)
Chubu Electric Power Co., Inc.	316,500	4,358,357	58,509
Chugoku Bank Ltd. (The)	16,300	222,967	(53,331)
Dai Nippon Printing Co. Ltd.	24,000	228,070	(15,091)
Daicel Corp.	45,900	640,900	(15,218)
Daido Steel Co. Ltd.	27,000	105,523	(12,065)
Dai-ichi Life Insurance Co. Ltd. (The)	170,600	2,101,064	(33,481)
Daiichi Sankyo Co., Ltd.	23,700	496,207	29,818
DeNA Co. Ltd.	110,100	1,763,202	131,964
Dentsu, Inc.	12,100	606,354	661
East Japan Railway Co.	5,700	501,632	(9,953)
Ezaki Glico Co. Ltd.	8,100	428,546	(13,642)
Fuji Heavy Industries Ltd.	73,600	2,707,886	(108,831)
FUJIFILM Holdings Corp.	28,000	1,152,412	(45,648)
Fukuoka Financial Group, Inc.	29,000	117,647	(23,180)
GungHo Online Entertainment, Inc.	37,000	92,530	11,556
Gunma Bank Ltd. (The)	50,000	313,367	(106,851)
Hachijuni Bank Ltd. (The)	32,000	222,220	(84,361)
Hakuhodo DY Holdings, Inc.	88,600	963,478	39,630
Haseko Corp.	284,500	2,843,928	(195,093)
Hikari Tsushin, Inc.	1,900	133,826	10,763
Hino Motors Ltd.	26,500	305,447	(19,098)
Hiroshima Bank Ltd. (The)	26,000	124,558	(29,691)
Hisamitsu Pharmaceutical Co., Inc.	4,500	197,818	3,290
Hitachi Capital Corp.	4,400	105,563	(9,868)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Hitachi Chemical Co., Ltd.	63,400	$1,044,036	$95,248
Hitachi High-Technologies Corp.	29,600	787,991	45,276
Hitachi Metals Ltd.	63,000	739,035	(89,359)
Hokuhoku Financial Group, Inc.	132,000	302,611	(129,165)
Hoya Corp.	61,300	2,380,440	(50,388)
Idemitsu Kosan Co. Ltd.	36,100	568,469	75,674
Inpex Corp.	180,600	1,520,106	(152,444)
Isuzu Motors Ltd.	113,800	1,277,531	(103,687)
ITOCHU Corp.	43,300	548,642	(16,536)
Itochu Techno-Solutions Corp.	76,600	1,608,291	(162,946)
Iyo Bank Ltd. (The)	14,200	129,715	(36,877)
Izumi Co. Ltd.	10,800	444,435	21,672
Japan Airlines Co. Ltd.	51,900	1,896,139	6,514
Japan Petroleum Exploration Co. Ltd.	60,300	1,577,058	(229,013)
JGC Corp.	14,000	207,424	1,959
JSR Corp.	8,300	141,903	(22,555)
JTEKT Corp.	101,900	1,584,394	(262,099)
JX Holdings, Inc.	358,200	1,461,509	(82,309)
Kaken Pharmaceutical Co. Ltd.	25,300	1,800,411	(271,060)
Kamigumi Co. Ltd.	84,000	756,148	34,066
Kaneka Corp.	167,000	1,471,890	(41,897)
Kansai Electric Power Co., Inc. (The)	84,000	716,455	26,759
KDDI Corp.	5,900	150,713	6,704
Kewpie Corp.	31,300	729,312	(20,860)
Kobayashi Pharmaceutical Co. Ltd.	1,200	100,067	5,186
Koito Manufacturing Co. Ltd.	6,300	257,035	28,234
Konami Holdings Corp.	65,000	1,595,954	325,067
Konica Minolta, Inc.	182,100	1,814,057	(269,557)
Kose Corp.	5,600	496,189	48,229
Kuraray Co. Ltd.	30,500	349,795	22,942
Kyocera Corp.	3,400	159,797	(10,091)
Lawson, Inc.	2,100	176,248	(456)
LIXIL Group Corp.	26,500	596,831	(56,305)
Mazda Motor Corp.	83,800	1,458,477	(157,748)
Medipal Holdings Corp.	98,100	1,639,168	(87,457)
MEIJI Holdings Co. Ltd.	9,000	727,075	(3,846)
Miraca Holdings, Inc.	7,300	346,297	(46,615)
Mitsubishi Chemical Holdings Corp.	91,900	539,011	(59,192)
Mitsubishi Electric Corp.	111,000	1,216,697	(53,647)
Mitsubishi Motors Corp.	477,400	4,064,680	(500,926)
Mitsubishi Tanabe Pharma Corp.	106,800	1,942,108	(86,390)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Mitsui Chemicals, Inc.	235,000	$1,041,646	$(259,415)
Mixi, Inc.	60,900	2,197,604	61,023
MS&AD Insurance Group Holdings, Inc.	45,400	1,328,836	(63,480)
Murata Manufacturing Co. Ltd.	5,800	746,685	(46,818)
Nankai Electric Railway Co. Ltd.	41,000	244,800	(22,348)
Nexon Co. Ltd.	142,500	2,223,284	206,969
NH Foods Ltd.	9,000	174,836	23,262
NHK Spring Co. Ltd.	165,500	1,640,516	(57,883)
Nikon Corp.	15,600	240,876	(2,335)
Nintendo Co. Ltd.	4,000	638,608	(70,015)
Nippon Electric Glass Co. Ltd.	67,000	330,544	12,120
Nippon Express Co. Ltd.	274,000	1,379,653	(133,916)
Nippon Shokubai Co. Ltd.	21,400	1,377,757	(287,667)
Nippon Telegraph & Telephone Corp.	62,700	2,564,792	143,691
Nippon Yusen KK	481,000	969,507	(41,989)
Nissan Chemical Industries Ltd.	12,000	280,129	28,425
Nisshin Seifun Group, Inc.	44,000	734,507	(35,738)
Nitto Denko Corp.	11,700	736,824	(84,859)
NOK Corp.	41,600	1,096,400	(386,684)
Nomura Research Institute Ltd.	19,040	726,197	(84,987)
NSK Ltd.	73,600	779,785	(106,129)
NTN Corp.	207,000	836,021	(175,986)
NTT Data Corp.	10,600	537,399	(5,825)
Obic Co. Ltd.	6,100	309,093	13,376
Olympus Corp.	7,400	288,245	(946)
Oracle Corp. Japan	18,900	906,530	153,428
Osaka Gas Co. Ltd.	228,000	861,802	13,387
Otsuka Corp.	30,800	1,562,927	61,810
Otsuka Holdings Co. Ltd.	37,900	1,350,118	26,472
Panasonic Corp.	275,700	2,492,665	4,287
Pola Orbis Holdings, Inc.	32,100	2,146,465	512,459
Recruit Holdings Co. Ltd.	14,600	459,736	(14,572)
Resona Holdings, Inc.	27,100	139,416	(42,790)
Rohm Co. Ltd.	26,200	1,263,107	(161,217)
Sankyo Co. Ltd.	50,700	1,965,955	(78,049)
Santen Pharmaceutical Co. Ltd.	79,500	1,317,518	(122,595)
Sekisui Chemical Co. Ltd.	67,000	817,135	7,699
Shimadzu Corp.	51,000	824,044	(23,935)
Shimamura Co. Ltd.	8,500	957,580	103,487
Shionogi & Co. Ltd.	17,800	829,971	6,651
SMC Corp.	1,400	337,940	(13,521)
Sojitz Corp.	2,158,100	4,562,271	(131,544)
Sompo Japan Nipponkoa Holdings, Inc.	31,700	931,220	(32,795)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Sony Corp.	18,600	$500,591	$(22,364)
Sugi Holdings Co. Ltd.	24,500	1,216,518	76,086
Sumitomo Chemical Co. Ltd.	363,000	1,866,873	(223,788)
Sumitomo Corp.	31,300	319,056	(8,468)
Sumitomo Electric Industries Ltd.	14,000	185,094	(15,331)
Sumitomo Rubber Industries Ltd.	9,300	135,901	7,795
Sundrug Co. Ltd.	17,600	1,190,600	124,885
Suzuken Co. Ltd.	71,400	2,563,828	(140,428)
Suzuki Motor Corp.	49,500	1,240,890	82,675
Sysmex Corp.	13,100	784,986	33,972
T&D Holdings, Inc.	130,100	1,497,554	(282,285)
Taiheiyo Cement Corp.	657,000	1,607,233	(95,075)
Takashimaya Co. Ltd.	31,000	269,256	(10,133)
Takeda Pharmaceutical Co. Ltd.	2,600	126,125	(7,589)
Teijin Ltd.	329,000	1,190,132	(44,458)
Terumo Corp.	3,000	95,214	12,147
Toho Co. Ltd.	5,400	134,392	7,555
Toho Gas Co. Ltd.	141,000	951,108	49,696
Tohoku Electric Power Co., Inc.	53,000	756,254	(73,218)
Tokio Marine Holdings, Inc.	5,100	180,935	(8,616)
Tokyo Broadcasting System Holdings, Inc.	23,200	363,810	(4,366)
Tokyo Electric Power Co. Holdings, Inc.	399,700	2,380,905	(185,095)
Tokyo Gas Co. Ltd.	613,000	2,935,111	(77,644)
Toppan Printing Co. Ltd.	197,000	1,733,447	(81,754)
Tosoh Corp.	260,000	1,233,170	(141,279)
TOTO Ltd.	14,100	407,065	31,823
Toyo Suisan Kaisha Ltd.	33,900	1,236,791	(19,907)
Toyoda Gosei Co. Ltd.	21,000	469,766	(64,772)
Toyota Boshoku Corp.	88,100	1,644,201	(208,667)
Toyota Tsusho Corp.	33,400	700,099	53,937
Tsuruha Holdings, Inc.	8,600	780,387	65,459
USS Co. Ltd.	6,100	95,550	1,788
West Japan Railway Co.	10,900	733,876	(60,831)
Yamaguchi Financial Group, Inc.	11,000	137,918	(38,048)
Yamazaki Baking Co. Ltd.	36,000	706,403	51,341
Yokogawa Electric Corp.	19,900	208,131	(2,584)

			(5,246,803)

Total of Long Equity Positions			(5,246,803)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Japan
Advantest Corp.	(72,000)	$(626,244)	$(38,884)
Aeon Co. Ltd.	(144,800)	(2,026,755)	(65,028)
AEON Financial Service Co. Ltd.	(60,200)	(1,329,603)	(87,643)
Aisin Seiki Co. Ltd.	(29,100)	(1,197,151)	101,832
ANA Holdings, Inc.	(292,000)	(866,809)	44,350
Aozora Bank Ltd.	(150,000)	(490,498)	(33,071)
Asahi Glass Co. Ltd.	(186,000)	(1,126,370)	108,610
Asahi Group Holdings Ltd.	(4,200)	(141,008)	10,285
Asics Corp.	(55,400)	(1,224,035)	236,079
Bank of Kyoto Ltd. (The)	(93,000)	(658,898)	52,579
Brother Industries Ltd.	(36,300)	(417,286)	362
Calbee, Inc.	(29,400)	(1,243,681)	77,185
Canon, Inc.	(3,700)	(112,053)	1,708
Century Tokyo Leasing Corp.	(18,500)	(635,906)	(49,251)
Chugai Pharmaceutical Co. Ltd.	(30,900)	(1,093,458)	137,309
Chugoku Electric Power Co., Inc. (The)	(163,100)	(2,229,652)	29,173
Citizen Holdings Co. Ltd.	(33,500)	(225,268)	35,446
Credit Saison Co. Ltd.	(45,900)	(879,086)	80,622
Daikin Industries Ltd.	(14,100)	(973,607)	(79,446)
Daiwa Securities Group, Inc.	(201,000)	(1,218,744)	(16,685)
Denso Corp.	(63,500)	(2,778,419)	229,494
Don Quijote Holdings Co. Ltd.	(11,100)	(364,655)	(20,858)
Eisai Co. Ltd.	(4,300)	(263,447)	4,923
Electric Power Development Co. Ltd.	(28,400)	(982,454)	96,489
FamilyMart Co. Ltd.	(31,800)	(1,553,180)	(98,367)
FANUC Corp.	(2,500)	(384,935)	(2,236)
Fast Retailing Co. Ltd.	(6,700)	(2,192,217)	51,404
Fuji Electric Co. Ltd.	(46,000)	(158,072)	(976)
Hamamatsu Photonics KK	(82,200)	(2,201,599)	(63,754)
Hankyu Hanshin Holdings, Inc.	(84,000)	(555,164)	19,478
Hirose Electric Co. Ltd.	(4,400)	(525,502)	40,582
Hitachi Construction Machinery Co., Ltd.	(45,600)	(729,232)	5,511
Hitachi Ltd.	(150,000)	(822,094)	119,067
Hokkaido Electric Power Co., Inc.	(2,700)	(19,262)	(3,357)
Hokuriku Electric Power Co.	(9,200)	(133,771)	3,713
Honda Motor Co. Ltd.	(63,100)	(1,820,095)	94,871

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
IHI Corp.	(1,284,000)	$(3,118,181)	$400,346
Isetan Mitsukoshi Holdings Ltd.	(66,400)	(854,442)	79,243
J Front Retailing Co. Ltd.	(18,200)	(284,645)	43,145
Japan Airport Terminal Co. Ltd.	(14,800)	(605,042)	79,770
Japan Display, Inc.	(230,600)	(531,394)	81,185
Japan Tobacco, Inc.	(23,200)	(907,401)	(58,245)
JFE Holdings, Inc.	(56,000)	(893,251)	141,159
Kajima Corp.	(65,000)	(373,345)	(33,830)
Kakaku.com, Inc.	(22,600)	(439,158)	20,127
Kansai Paint Co. Ltd.	(47,100)	(698,331)	(57,688)
Kawasaki Heavy Industries Ltd.	(103,000)	(358,173)	61,018
Keihan Holdings Co. Ltd.	(63,000)	(441,394)	(2,429)
Keikyu Corp.	(123,000)	(1,077,223)	(4,641)
Keio Corp.	(130,000)	(1,142,254)	1,370
Keisei Electric Railway Co. Ltd.	(51,000)	(705,869)	(11,634)
Keyence Corp.	(1,800)	(945,965)	(35,705)
Kikkoman Corp.	(32,000)	(1,047,992)	(2,458)
Kintetsu Group Holdings Co. Ltd.	(125,000)	(508,835)	2,251
Kirin Holdings Co. Ltd.	(89,300)	(1,269,488)	18,511
Kobe Steel Ltd.	(806,000)	(797,553)	89,130
Komatsu Ltd.	(42,000)	(727,988)	13,949
Kubota Corp.	(57,900)	(929,632)	139,312
Kyushu Electric Power Co., Inc.	(261,000)	(2,857,628)	377,459
Kyushu Financial Group, Inc.	(19,300)	(123,691)	12,861
M3, Inc.	(12,000)	(291,728)	(10,057)
Makita Corp.	(16,700)	(1,014,768)	(20,379)
Marubeni Corp.	(216,400)	(1,092,960)	(1,895)
Marui Group Co. Ltd.	(177,500)	(2,446,930)	(96,382)
Maruichi Steel Tube Ltd.	(21,800)	(639,923)	42,846
Minebea Co., Ltd.	(87,000)	(1,025,167)	346,876
MISUMI Group, Inc.	(77,800)	(1,037,580)	(74,734)
Mitsubishi Corp.	(17,400)	(302,171)	7,738
Mitsubishi Heavy Industries Ltd.	(245,000)	(1,122,571)	212,355
Mitsubishi Logistics Corp.	(145,000)	(1,959,826)	57,686
Mitsubishi Materials Corp.	(34,000)	(101,850)	5,924
Mitsubishi UFJ Financial Group, Inc.	(58,900)	(285,396)	12,477
Mitsui OSK Lines Ltd.	(1,711,000)	(3,612,943)	131,790
Nagoya Railroad Co. Ltd.	(211,000)	(974,981)	(10,257)
NGK Spark Plug Co. Ltd.	(99,900)	(2,494,859)	581,849
Nidec Corp.	(41,300)	(2,959,464)	133,620
Nippon Paint Holdings Co. Ltd.	(95,300)	(2,155,850)	47,903

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Nippon Steel & Sumitomo Metal Corp.	(56,000)	$(1,138,197)	$64,583
Nissan Motor Co. Ltd.	(227,200)	(2,076,607)	(23,913)
Nitori Holdings Co. Ltd.	(2,000)	(148,435)	(34,565)
Nomura Holdings, Inc.	(141,200)	(717,869)	87,220
Odakyu Electric Railway Co. Ltd.	(235,000)	(2,612,580)	56,274
Oji Holdings Corp.	(88,000)	(365,711)	12,264
Ono Pharmaceutical Co. Ltd.	(14,000)	(510,973)	(81,264)
Oriental Land Co. Ltd.	(35,200)	(2,206,011)	(286,136)
ORIX Corp.	(35,300)	(450,802)	(51,984)
Park24 Co. Ltd.	(44,000)	(1,150,697)	(80,358)
Pigeon Corp.	(128,400)	(3,020,401)	(325,313)
Rakuten, Inc.	(142,800)	(1,445,267)	66,824
Ricoh Co. Ltd.	(208,400)	(2,210,422)	89,299
Rinnai Corp.	(9,000)	(833,149)	38,103
Ryohin Keikaku Co. Ltd.	(1,100)	(220,164)	(12,234)
Secom Co., Ltd.	(7,200)	(509,340)	(24,922)
Sega Sammy Holdings, Inc.	(32,000)	(337,387)	(11,259)
Seibu Holdings, Inc.	(8,300)	(214,004)	38,493
Seiko Epson Corp.	(50,200)	(816,338)	8,974
Sekisui House Ltd.	(39,600)	(688,096)	19,981
Seven & i Holdings Co. Ltd.	(25,900)	(1,176,832)	73,293
Seven Bank Ltd.	(180,400)	(780,663)	10,702
Shikoku Electric Power Co., Inc.	(102,300)	(1,588,862)	217,921
Shimano, Inc.	(11,400)	(1,837,376)	49,550
Shimizu Corp.	(40,000)	(304,728)	(34,047)
Shin-Etsu Chemical Co. Ltd.	(3,800)	(208,278)	12,015
Shinsei Bank Ltd.	(513,000)	(656,155)	(13,371)
Shiseido Co. Ltd.	(44,700)	(998,122)	2,295
Shizuoka Bank Ltd. (The)	(13,000)	(96,770)	3,038
SoftBank Group Corp.	(53,200)	(2,730,749)	186,191
Sohgo Security Services Co. Ltd.	(15,700)	(751,630)	(98,423)
Stanley Electric Co. Ltd.	(88,200)	(1,988,560)	(4,861)
Sumco Corp.	(168,300)	(1,661,270)	604,576
Sumitomo Dainippon Pharma Co. Ltd.	(20,000)	(242,768)	12,690
Sumitomo Heavy Industries Ltd.	(51,000)	(220,551)	10,042
Sumitomo Metal Mining Co. Ltd.	(43,000)	(538,247)	112,808
Sumitomo Mitsui Financial Group, Inc.	(5,600)	(177,398)	7,395
Suntory Beverage & Food Ltd.	(6,500)	(299,980)	7,564
Suruga Bank Ltd.	(22,800)	(368,746)	(31,360)
Taisei Corp.	(91,000)	(636,204)	35,270

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Taisho Pharmaceutical Holdings Co. Ltd.	(5,200)	$(388,621)	$(23,506)
Taiyo Nippon Sanso Corp.	(105,100)	(977,764)	(20,884)
THK Co. Ltd.	(37,400)	(694,634)	6,163
Tobu Railway Co. Ltd.	(143,000)	(741,291)	28,395
Tokyo Electron Ltd.	(4,800)	(302,221)	(10,401)
Tokyu Corp.	(85,000)	(695,142)	(16,768)
Toray Industries, Inc.	(34,000)	(312,425)	22,264
Toshiba Corp.	(2,230,000)	(4,799,212)	463,216
Toyo Seikan Group Holdings Ltd.	(126,900)	(2,337,214)	(37,412)
Toyota Industries Corp.	(35,500)	(1,778,142)	183,841
Toyota Motor Corp.	(35,200)	(2,045,886)	179,040
Trend Micro, Inc.	(2,600)	(97,565)	2,406
Unicharm Corp.	(140,900)	(2,929,677)	(137,058)
Yahoo Japan Corp.	(82,800)	(341,118)	(11,298)
Yakult Honsha Co. Ltd.	(32,600)	(1,684,985)	242,692
Yamaha Corp.	(20,300)	(581,676)	(28,984)
Yamaha Motor Co. Ltd.	(63,600)	(1,312,469)	255,392
Yamato Holdings Co. Ltd.	(203,900)	(4,354,301)	289,139
Yaskawa Electric Corp.	(118,000)	(1,414,238)	53,387
Yokohama Rubber Co. Ltd. (The)	(48,400)	(730,400)	(65,237)

			5,830,824

Total of Short Equity Positions			5,830,824

Total of Long and Short Equity Positions			584,021

Net Cash and Other Receivables/ (Payables) (b)			(382,329)

Swaps, at Value			$201,692

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	7-12 months maturity 10/13/2016	$5,470,151

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)

Long Positions
Common Stocks
Canada
Domtar Corp.	31,063	$1,128,723	$129,328

Ireland
Accenture plc	14,616	1,508,266	178,420
Alkermes plc	53,244	1,829,496	(9,083)
Jazz Pharmaceuticals plc	4,233	552,425	193
XL Group plc	32,680	1,175,510	27,114

			196,644

Singapore
Flextronics International Ltd.	114,617	1,180,452	201,829

Switzerland
ACE Ltd.	2,172	247,386	11,408
Allied World Assurance Co. Holdings AG	32,778	1,124,478	20,785
TE Connectivity Ltd.	21,871	1,298,430	55,822

			88,015

United Kingdom
Ensco plc	27,187	231,698	50,231
Michael Kors Holdings Ltd.	24,285	1,149,080	234,194
Noble Corp. plc	29,605	231,523	74,889
Willis Towers Watson plc	1,236	138,474	8,190

			367,504

United States
3M Co.	14,401	2,101,120	298,519
Aaron’s, Inc.	32,989	712,324	115,699
Abbott Laboratories	56,848	2,338,003	39,949
Abercrombie & Fitch Co.	39,872	1,072,475	185,088
Activision Blizzard, Inc.	15,490	497,768	26,414
Adobe Systems, Inc.	2,986	271,978	8,108
Aetna, Inc.	12,845	1,374,232	68,904
Aflac, Inc.	34,663	2,065,786	122,836
AGCO Corp.	4,953	237,125	9,039
Agilent Technologies, Inc.	45,108	1,644,680	152,874

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Akamai Technologies, Inc.	28,742	$1,484,760	$112,432
Alaska Air Group, Inc.	8,405	609,731	79,647
Alleghany Corp.	1,342	626,917	38,983
Allscripts Healthcare Solutions, Inc.	68,265	919,504	(17,723)
Allstate Corp. (The)	39,168	2,356,967	281,781
Alphabet, Inc.	3,176	2,271,183	151,787
Altria Group, Inc.	55,825	3,204,274	293,720
Amazon.com, Inc.	2,571	1,497,240	29,008
Amdocs Ltd.	45,696	2,534,171	226,781
Ameren Corp.	104,274	4,686,141	537,987
American Airlines Group, Inc.	3,640	156,915	(7,639)
American Eagle Outfitters, Inc.	43,036	638,358	79,052
American Electric Power Co., Inc.	49,875	3,092,047	219,653
American Express Co.	2,828	156,397	17,243
American Financial Group, Inc.	23,099	1,585,913	39,563
American International Group, Inc.	27,228	1,621,118	(149,445)
American Water Works Co., Inc.	35,503	2,266,209	181,012
Ameriprise Financial, Inc.	11,930	1,220,402	(98,863)
AmerisourceBergen Corp.	24,278	2,340,875	(239,615)
Amgen, Inc.	6,597	1,036,593	(47,505)
Analog Devices, Inc.	17,925	996,663	64,318
Anthem, Inc.	22,533	3,006,912	124,949
AO Smith Corp.	49,715	3,447,098	346,653
Apple, Inc.	13,936	1,516,809	2,075
Applied Materials, Inc.	16,160	330,065	12,204
AptarGroup, Inc.	5,333	398,047	20,113
Aramark	21,384	660,601	47,637
Archer-Daniels-Midland Co.	67,759	2,479,608	(19,278)
Armstrong World Industries, Inc.	12,817	500,255	119,703
Arrow Electronics, Inc.	43,162	2,449,946	330,119
Aspen Insurance Holdings Ltd.	22,708	1,046,728	36,444
Assurant, Inc.	13,522	1,075,871	(32,649)
Assured Guaranty Ltd.	58,390	1,589,706	(112,439)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Automatic Data Processing, Inc.	3,836	$305,919	$38,209
AutoZone, Inc.	733	537,819	46,155
Avery Dennison Corp.	27,820	1,695,639	310,461
Avnet, Inc.	60,022	2,562,812	96,163
Avon Products, Inc.	227,142	556,765	535,788
Axis Capital Holdings Ltd.	45,554	2,464,899	61,526
BancorpSouth, Inc.	4,781	96,931	4,952
Bank of America Corp.	31,568	465,065	(38,266)
Bank of New York Mellon Corp. (The)	21,930	810,420	(2,738)
Baxter International, Inc.	55,936	2,020,028	277,823
Bed Bath & Beyond, Inc.	15,838	769,802	16,396
Bemis Co., Inc.	49,251	2,162,060	388,156
Best Buy Co., Inc.	61,886	1,982,200	25,381
Big Lots, Inc.	67,861	2,657,708	415,717
Biogen, Inc.	4,609	1,300,957	(101,142)
Bio-Rad Laboratories, Inc.	9,182	1,218,208	37,155
Bluebird Bio, Inc.	3,420	179,269	(33,919)
Boeing Co. (The)	3,168	385,498	16,648
Booz Allen Hamilton Holding Corp.	8,868	245,025	23,498
Boston Beer Co., Inc. (The)	1,353	244,591	5,808
Brinker International, Inc.	22,859	1,111,991	(61,620)
Broadridge Financial Solutions, Inc.	24,129	1,297,113	133,978
Brocade Communications Systems, Inc.	353,718	3,398,623	343,714
Bruker Corp.	116,406	2,829,585	429,783
Brunswick Corp.	47,840	2,127,361	168,003
Bunge Ltd.	22,861	1,546,636	(251,103)
BWX Technologies, Inc.	70,107	2,100,738	252,053
CA, Inc.	48,953	1,330,038	177,225
Cabot Corp.	10,980	425,995	104,668
Cadence Design Systems, Inc.	70,821	1,459,180	210,779
California Resources Corp.	2,326,708	1,830,933	565,576
Campbell Soup Co.	17,577	918,989	202,247
Capital One Financial Corp.	17,142	1,163,403	24,709
Cardinal Health, Inc.	12,596	1,024,704	7,538
Carlisle Cos., Inc.	30,874	2,705,011	366,952
Carnival Corp.	31,445	1,560,525	98,828
Carter’s, Inc.	33,356	2,974,067	540,988
CDW Corp.	22,455	909,324	22,558
CenturyLink, Inc.	30,475	824,964	149,017
CH Robinson Worldwide, Inc.	15,334	1,011,994	126,249
Charles River Laboratories International, Inc.	25,880	1,812,500	152,828

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cheesecake Factory, Inc. (The)	28,694	$1,397,354	$126,010
Chemours Co. (The)	13,697	56,827	39,052
Chico’s FAS, Inc.	80,012	883,166	178,594
Church & Dwight Co., Inc.	20,768	1,787,660	126,734
Cinemark Holdings, Inc.	5,763	175,820	30,668
Cintas Corp.	17,136	1,502,121	36,863
Cisco Systems, Inc.	93,683	2,494,849	172,306
CIT Group, Inc.	9,110	312,858	(30,174)
Citigroup, Inc.	32,679	1,469,109	(104,760)
Citizens Financial Group, Inc.	44,536	1,040,580	(107,551)
Citrix Systems, Inc.	29,971	2,131,303	223,818
Cleco Corp.	8,553	448,455	23,757
Clorox Co. (The)	14,042	1,768,971	1,164
Coach, Inc.	14,048	426,456	136,728
Cobalt International Energy, Inc.	39,469	95,420	21,803
Coca-Cola Co. (The)	64,452	2,685,025	304,903
Cognizant Technology Solutions Corp.	24,024	1,383,749	122,555
Colgate-Palmolive Co.	29,261	1,889,156	178,134
Comcast Corp.	14,701	861,896	36,041
Commerce Bancshares, Inc.	23,648	964,098	98,880
Commercial Metals Co.	71,652	983,513	232,421
Community Health Systems, Inc.	100,108	2,276,813	(423,814)
Computer Sciences Corp.	65,905	2,045,359	221,114
ConAgra Foods, Inc.	9,143	367,435	40,526
Consolidated Edison, Inc.	52,315	3,596,498	411,878
Constellation Brands, Inc.	671	93,492	7,889
Convergys Corp.	35,704	878,608	112,892
CoreLogic, Inc.	19,341	705,095	(33,963)
Corning, Inc.	33,153	614,063	78,503
CR Bard, Inc.	10,632	1,951,438	203,349
Cracker Barrel Old Country Store, Inc.	4,316	540,497	118,427
Crane Co.	15,648	738,939	103,862
Cree, Inc.	3,340	99,854	(2,660)
Crown Holdings, Inc.	19,228	903,681	49,836
CSX Corp.	42,443	1,070,997	21,910
Cummins, Inc.	19,548	1,871,826	277,281
CVR Energy, Inc.	8,274	257,353	(41,401)
CVS Health Corp.	4,758	486,125	7,422
Dana Holding Corp.	35,169	422,374	73,157
Darden Restaurants, Inc.	26,266	1,557,700	183,736
Dean Foods Co.	63,561	1,195,850	(94,973)
Deckers Outdoor Corp.	15,147	846,412	61,044
Delta Air Lines, Inc.	53,691	2,503,272	110,406
Deluxe Corp.	12,103	701,144	55,173
Denbury Resources, Inc.	81,925	82,391	99,482

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
DENTSPLY SIRONA, Inc.	16,767	$978,538	$54,812
Dick’s Sporting Goods, Inc.	20,041	796,119	140,798
Dillard’s, Inc.	10,269	832,039	39,902
Discover Financial Services	29,590	1,630,610	(123,888)
Dolby Laboratories, Inc.	6,162	250,558	17,243
Dollar General Corp.	8,427	622,660	98,691
Domino’s Pizza, Inc.	2,651	310,307	39,254
Dow Chemical Co. (The)	12,786	591,205	59,091
DR Horton, Inc.	70,585	1,916,687	217,098
Dr. Pepper Snapple Group, Inc.	41,413	3,735,427	(32,276)
Dril-Quip, Inc.	18,201	955,256	146,997
DST Systems, Inc.	11,833	1,274,419	59,989
DTE Energy Co.	12,251	983,599	127,077
Duke Energy Corp.	15,613	1,168,155	91,502
Dun & Bradstreet Corp. (The)	12,879	1,306,310	21,258
East West Bancorp, Inc.	3,129	104,905	(3,275)
Eaton Corp plc	9,162	463,340	109,835
eBay, Inc.	150,882	3,676,064	(76,019)
Edison International	5,542	359,190	39,225
Edwards Lifesciences Corp.	8,529	632,854	119,490
Electronic Arts, Inc.	9,430	645,351	(21,934)
Emerson Electric Co.	13,578	740,305	(1,933)
Endurance Specialty Holdings Ltd.	1,741	108,080	5,677
Energizer Holdings, Inc.	17,642	690,559	24,119
Entergy Corp.	16,002	1,147,742	120,897
EP Energy Corp.	348,358	976,140	598,438
Equifax, Inc.	23,763	2,488,811	227,062
Estee Lauder Cos., Inc. (The)	17,305	1,502,751	129,283
Esterline Technologies Corp.	25,532	1,790,370	(154,535)
Everest Re Group Ltd.	9,954	1,756,389	208,829
Exelon Corp.	71,120	2,111,099	439,265
Expedia, Inc.	6,911	856,523	(111,379)
Expeditors International of Washington, Inc.	7,045	307,510	36,356
Express Scripts Holding Co.	18,945	1,312,856	(11,524)
F5 Networks, Inc.	22,973	2,291,744	139,948
Facebook, Inc.	6,023	588,005	99,219
FactSet Research Systems, Inc.	8,019	1,290,936	(75,817)
FedEx Corp.	9,483	1,409,877	133,197
Fifth Third BanCorp.	31,048	555,037	(36,846)
First Solar, Inc.	12,424	747,191	103,481
FirstEnergy Corp.	61,771	2,034,809	187,094
Fiserv, Inc.	1,128	99,713	15,997
FLIR Systems, Inc.	10,913	346,015	13,568
Flowers Foods, Inc.	39,374	765,470	(38,626)
Fluor Corp.	7,940	369,314	57,064

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
FMC Technologies, Inc.	28,321	$717,745	$57,117
Foot Locker, Inc.	17,058	1,114,594	(14,353)
Fortinet, Inc.	24,378	682,172	64,526
Franklin Resources, Inc.	16,104	607,987	20,875
FTI Consulting, Inc.	11,890	404,083	18,131
Fulton Financial Corp.	17,685	209,928	26,697
GameStop Corp.	8,308	269,252	(5,640)
Gannett Co., Inc.	20,325	300,845	6,876
Gap, Inc. (The)	11,372	311,021	23,316
General Dynamics Corp.	22,244	2,993,848	(71,654)
General Mills, Inc.	40,406	2,261,991	297,730
General Motors Co.	94,562	3,074,265	(102,181)
Genpact Ltd.	60,768	1,486,336	165,946
Genuine Parts Co.	7,055	648,390	52,594
Gilead Sciences, Inc.	8,170	795,569	(45,073)
GNC Holdings, Inc.	32,740	996,219	43,276
Goldman Sachs Group, Inc. (The)	6,791	1,215,286	(149,235)
Goodyear Tire & Rubber Co. (The)	23,436	763,354	9,566
GoPro, Inc.	30,205	370,072	(8,820)
Graham Holdings Co.	1,608	847,246	(75,406)
Graphic Packaging Holding Co.	107,515	1,264,151	117,417
Groupon, Inc.	352,215	1,127,370	277,968
Guess?, Inc.	40,675	750,795	12,675
H&R Block, Inc.	5,755	187,655	(35,608)
Hancock Holding Co.	9,204	202,529	8,794
Hanover Insurance Group, Inc. (The)	8,430	674,847	85,708
Hartford Financial Services Group, Inc. (The)	15,998	692,265	44,923
Hasbro, Inc.	17,974	1,333,652	106,066
HCA Holdings, Inc.	14,944	1,064,606	101,773
HD Supply Holdings, Inc.	58,149	1,585,485	337,502
Herman Miller, Inc.	86,899	2,417,134	267,176
Hershey Co. (The)	5,518	487,167	20,986
Hewlett Packard Enterprise Co.	35,382	477,660	149,663
HollyFrontier Corp.	53,940	1,979,102	(73,941)
Hologic, Inc.	29,468	1,049,807	(33,161)
Home Depot, Inc. (The)	9,879	1,183,981	134,174
Honeywell International, Inc.	10,695	1,064,059	134,315
Hormel Foods Corp.	15,636	622,849	53,252
HP, Inc.	297,748	3,649,185	19,071
HSN, Inc.	20,502	1,011,929	60,531
Hubbell, Inc.	2,244	211,534	26,173
Huntington Ingalls Industries, Inc.	32,163	3,906,900	497,501
Huntsman Corp.	123,708	1,144,918	500,399
Hyatt Hotels Corp.	4,153	148,444	57,088
IAC/InterActiveCorp.	43,318	2,413,165	(373,754)
Illinois Tool Works, Inc.	3,118	275,951	43,457

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
IMS Health Holdings, Inc.	7,718	$191,284	$13,629
Ingredion, Inc.	22,580	2,114,683	296,635
Integrated Device Technology, Inc.	82,390	1,698,022	(13,970)
Intel Corp.	53,635	1,682,074	53,018
InterDigital, Inc.	8,627	411,436	68,656
International Business Machines Corp.	15,151	2,073,638	220,981
International Paper Co.	47,121	1,727,968	205,878
Interpublic Group of Cos., Inc. (The)	63,718	1,370,633	91,695
Intuit, Inc.	9,144	843,835	107,232
Intuitive Surgical, Inc.	946	518,785	49,809
Invesco Ltd.	28,886	890,091	(1,269)
ITT Corp.	19,569	676,460	45,440
j2 Global, Inc.	15,870	998,053	(20,779)
Jabil Circuit, Inc.	55,006	1,148,279	(88,313)
Jack Henry & Associates, Inc.	13,580	1,053,214	95,247
Jack in the Box, Inc.	21,566	1,554,139	(176,719)
JetBlue Airways Corp.	58,956	1,308,965	(63,814)
JM Smucker Co. (The)	3,302	395,760	32,972
John Wiley & Sons, Inc.	32,090	1,438,426	130,455
Johnson & Johnson	24,454	2,376,839	269,084
Joy Global, Inc.	41,187	552,919	108,956
JPMorgan Chase & Co.	17,674	1,052,250	(5,595)
Juniper Networks, Inc.	45,099	1,252,900	(102,425)
KB Home	13,446	150,127	41,882
Kellogg Co.	12,065	872,061	51,515
Kennametal, Inc.	40,218	768,992	135,511
KeyCorp.	46,257	543,757	(33,080)
Kimberly-Clark Corp.	25,441	3,118,292	303,776
Kinder Morgan, Inc.	14,674	224,633	37,445
Kohl’s Corp.	12,750	579,493	14,785
Kroger Co. (The)	11,516	438,645	1,842
L-3 Communications Holdings, Inc.	13,521	1,530,137	72,102
Lam Research Corp.	21,522	1,543,577	234,140
Lancaster Colony Corp.	13,680	1,485,184	27,413
Landstar System, Inc.	14,721	857,544	93,580
Lear Corp.	11,551	1,300,951	(16,826)
Legg Mason, Inc.	15,281	494,136	35,809
Lennox International, Inc.	7,647	971,465	62,333
Liberty Interactive Corp. QVC Group	70,141	1,811,811	(40,751)
LifePoint Health, Inc.	13,499	907,467	27,339
Lincoln Electric Holdings, Inc.	7,457	427,901	8,856
Lincoln National Corp.	47,315	2,056,460	(201,712)
Linear Technology Corp.	14,820	617,691	42,688
LinkedIn Corp.	9,676	1,088,068	18,382
Lowe’s Cos., Inc.	25,730	1,822,420	126,627
LyondellBasell Industries NV	18,804	1,619,250	(10,004)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Macy’s, Inc.	45,439	$2,048,257	$(44,851)
Mallinckrodt plc	17,788	1,188,817	(98,768)
Manhattan Associates, Inc.	14,011	868,368	(71,563)
ManpowerGroup, Inc.	32,047	2,585,842	23,425
Marathon Petroleum Corp.	43,705	1,752,837	(127,885)
Marriott International, Inc.	7,671	482,406	63,616
Marvell Technology Group Ltd.	159,219	1,394,718	246,830
Masco Corp.	65,539	1,711,157	350,044
Maxim Integrated Products, Inc.	38,358	1,370,930	39,877
McCormick & Co., Inc.	2,984	276,141	20,707
McDonald’s Corp.	14,371	1,589,611	216,536
McGraw Hill Financial, Inc.	2,090	188,397	18,471
McKesson Corp.	12,386	2,221,469	(273,771)
Mead Johnson Nutrition Co.	11,158	802,316	145,779
Medivation, Inc.	27,529	985,947	279,836
Mentor Graphics Corp.	106,079	1,979,379	177,208
Merck & Co., Inc.	29,042	1,497,226	39,387
Meredith Corp.	3,916	172,945	13,065
MetLife, Inc.	33,036	1,523,305	(71,703)
Mettler-Toledo International, Inc.	3,129	1,019,052	59,703
Michaels Cos., Inc. (The)	3,671	76,018	26,660
Micron Technology, Inc.	172,314	2,239,826	(435,698)
Microsoft Corp.	39,213	1,955,154	210,580
Molina Healthcare, Inc.	28,683	1,659,636	190,131
Mondelez International, Inc.	40,078	1,716,713	(108,783)
Morningstar, Inc.	6,332	495,336	63,590
MSC Industrial Direct Co., Inc.	30,759	2,094,367	252,852
MSCI, Inc.	34,642	2,196,691	369,588
MSG Networks, Inc.	74,173	1,466,560	(184,109)
Murphy USA, Inc.	11,056	644,171	35,220
Nasdaq, Inc.	25,929	1,448,162	273,005
NCR Corp.	10,558	241,793	74,208
NetApp, Inc.	54,217	1,254,291	225,291
NeuStar, Inc.	30,564	725,203	26,671
New York Times Co. (The)	14,379	178,286	876
News Corp.	57,101	719,776	9,404
NIKE, Inc.	37,649	2,299,459	14,825
Nordstrom, Inc.	4,199	233,303	6,922
Northrop Grumman Corp.	9,163	1,643,770	169,588
Nu Skin Enterprises, Inc.	61,409	1,994,126	354,769
Nuance Communications, Inc.	55,506	1,051,613	(14,205)
Nucor Corp.	6,583	308,059	3,317
NVIDIA Corp.	12,091	347,798	83,004
NVR, Inc.	287	449,029	48,170

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Oceaneering International, Inc.	24,322	$676,064	$132,399
Oil States International, Inc.	21,251	580,867	88,964
Old Republic International Corp.	53,811	967,931	15,734
Omnicom Group, Inc.	7,315	525,199	83,628
ON Semiconductor Corp.	181,676	1,661,539	80,734
OneMain Holdings, Inc.	15,568	486,945	(59,914)
Oracle Corp.	48,734	1,748,569	245,139
Orbital ATK, Inc.	10,023	837,376	34,024
O’Reilly Automotive, Inc.	2,394	578,814	76,328
Owens Corning	75,387	3,332,096	232,201
Packaging Corp. of America	9,021	410,404	134,464
Panera Bread Co.	4,373	872,164	23,558
Parker-Hannifin Corp.	918	92,133	9,838
PBF Energy, Inc.	14,578	519,694	(35,704)
PepsiCo, Inc.	54,116	5,318,144	227,664
Pfizer, Inc.	7,096	216,797	(6,472)
PG&E Corp.	46,627	2,554,861	229,704
Philip Morris International, Inc.	14,531	1,288,700	136,937
Phillips 66	2,361	187,964	16,475
Pinnacle West Capital Corp.	29,550	1,992,138	226,181
Plantronics, Inc.	26,964	1,142,589	(85,870)
PNC Financial Services Group, Inc. (The)	14,503	1,281,974	(55,455)
PNM Resources, Inc.	7,286	225,549	20,135
Polycom, Inc.	122,420	1,482,885	(117,902)
Popular, Inc.	15,931	428,811	26,975
Priceline Group, Inc. (The)	1,502	1,903,956	32,062
Principal Financial Group, Inc.	15,932	659,234	(30,717)
ProAssurance Corp.	15,341	743,475	32,779
Procter & Gamble Co. (The)	46,215	3,494,548	309,409
Progressive Corp. (The)	14,007	424,584	67,622
Prudential Financial, Inc.	10,981	853,835	(60,788)
PTC, Inc.	4,904	157,512	5,104
Public Service Enterprise Group, Inc.	145,043	6,052,312	785,015
PVH Corp.	19,595	1,516,655	424,425
QEP Resources, Inc.	15,378	206,408	10,575
QUALCOMM, Inc.	28,419	1,419,691	33,657
Quanta Services, Inc.	79,161	1,467,430	318,442
Quest Diagnostics, Inc.	18,169	1,207,727	90,448
Quintiles Transnational Holdings, Inc.	32,297	2,120,902	(18,367)
Rackspace Hosting, Inc.	166,483	3,488,215	106,153
Ralph Lauren Corp.	14,430	1,455,561	(66,529)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Raymond James Financial, Inc.	11,355	$631,362	$(90,750)
Raytheon Co.	15,546	1,902,504	3,902
Red Hat, Inc.	13,106	940,636	35,892
Regions Financial Corp.	102,118	863,314	(61,688)
Reinsurance Group of America, Inc.	16,035	1,420,310	123,059
Reliance Steel & Aluminum Co.	18,955	1,176,369	135,127
RenaissanceRe Holdings Ltd.	853	95,117	7,098
Republic Services, Inc.	30,688	1,398,655	63,628
ResMed, Inc.	5,794	311,862	23,147
Reynolds American, Inc.	11,313	530,219	38,938
Robert Half International, Inc.	84,760	3,736,437	211,683
Rockwell Automation, Inc.	12,650	1,336,102	102,835
Ross Stores, Inc.	10,839	591,920	35,658
Rowan Cos. plc	49,764	725,895	75,305
RR Donnelley & Sons Co.	63,604	842,685	200,421
Sally Beauty Holdings, Inc.	12,480	320,728	83,374
SCANA Corp.	25,525	1,714,489	76,090
Sealed Air Corp.	17,189	722,570	102,674
Sensient Technologies Corp.	1,700	99,232	8,650
Service Corp. International	22,186	547,583	(33)
Sherwin-Williams Co. (The)	2,092	525,399	70,130
Silicon Laboratories, Inc.	4,194	182,581	5,981
Skechers U.S.A., Inc.	43,261	1,325,318	(8,021)
Skyworks Solutions, Inc.	11,256	765,230	111,612
Snap-on, Inc.	637	102,578	(2,575)
Sonoco Products Co.	41,007	1,665,854	325,856
Southwest Airlines Co.	2,927	115,108	16,022
Spirit AeroSystems Holdings, Inc.	58,068	2,803,295	(169,330)
SPX Corp.	70,315	643,972	412,159
SPX FLOW, Inc.	37,977	702,289	250,174
St. Jude Medical, Inc.	18,526	1,030,848	(11,918)
Stanley Black & Decker, Inc.	6,957	717,057	14,889
Staples, Inc.	97,184	980,478	91,462
Starbucks Corp.	11,506	680,918	5,990
Steel Dynamics, Inc.	21,008	404,990	67,900
Stryker Corp.	2,562	229,908	44,969
SunEdison, Inc.	94,768	194,075	(142,882)
SunTrust Banks, Inc.	21,075	833,569	(73,183)
SUPERVALU, Inc.	412,227	2,165,284	209,143
Symantec Corp.	75,106	1,457,999	(77,550)
Synaptics, Inc.	12,118	971,321	(5,032)
Synchrony Financial	68,412	1,957,121	3,567
SYNNEX Corp.	17,377	1,651,087	(42,150)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Synopsys, Inc.	28,954	$1,294,617	$107,915
Sysco Corp.	32,837	1,378,399	156,074
T Rowe Price Group, Inc.	11,995	827,371	53,782
Tableau Software, Inc.	22,765	995,507	48,724
Talen Energy Corp.	21,355	210,337	(18,142)
Target Corp.	35,337	2,533,247	374,281
TCF Financial Corp.	17,879	220,032	(836)
Tech Data Corp.	32,787	2,269,646	247,412
Teekay Corp.	153,691	964,559	366,406
Teledyne Technologies, Inc.	6,872	555,859	49,839
Telephone & Data Systems, Inc.	46,698	1,159,341	245,802
Teradata Corp.	36,671	904,629	57,618
Teradyne, Inc.	60,395	1,183,383	120,545
Tesoro Corp.	23,519	1,898,984	123,885
Texas Instruments, Inc.	22,604	1,227,969	69,952
Textron, Inc.	30,131	1,090,683	7,893
Thomson Reuters Corp.	17,983	643,394	84,558
Thor Industries, Inc.	25,856	1,360,334	288,503
Time Warner, Inc.	14,145	953,094	73,126
Timken Co. (The)	13,557	422,626	31,398
TJX Cos., Inc. (The)	9,157	639,971	77,480
Toro Co. (The)	1,701	112,248	34,242
Total System Services, Inc.	37,444	1,828,079	(46,494)
Travelers Cos., Inc. (The)	14,650	1,541,134	168,667
Trinity Industries, Inc.	8,583	164,263	(7,108)
TripAdvisor, Inc.	1,938	124,448	4,429
Trustmark Corp.	15,772	329,430	33,799
Tyson Foods, Inc.	45,582	2,571,979	466,517
Union Pacific Corp.	3,255	261,775	(2,840)
United Continental Holdings, Inc.	66,207	3,338,640	624,511
United Natural Foods, Inc.	6,030	248,936	(5,927)
United Parcel Service, Inc.	1,424	149,538	651
United Therapeutics Corp.	19,243	2,563,421	(419,174)
UnitedHealth Group, Inc.	10,303	1,163,183	164,873
Universal Health Services, Inc.	6,411	721,805	77,774
Unum Group	31,173	968,052	(4,183)
Urban Outfitters, Inc.	35,907	802,086	386,077
US Bancorp.	24,798	1,008,829	(2,278)
Valero Energy Corp.	38,440	2,507,896	(42,354)
Validus Holdings Ltd.	33,053	1,471,380	88,391
Valmont Industries, Inc.	2,471	284,197	21,811
Vantiv, Inc.	10,792	515,221	66,252
Varian Medical Systems, Inc.	9,427	726,683	27,665
VCA, Inc.	5,692	290,219	38,152
Vectren Corp.	6,660	272,391	64,339
VeriFone Systems, Inc.	9,242	226,514	34,480

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
VeriSign, Inc.	10,171	$775,585	$124,955
Verizon Communications, Inc.	37,993	1,751,300	303,362
VF Corp.	15,736	1,045,101	(26,038)
Viacom, Inc.	51,195	2,193,928	(80,598)
Viavi Solutions, Inc.	54,764	336,928	38,753
Vishay Intertechnology, Inc.	74,156	831,023	74,422
Visteon Corp.	28,129	2,005,392	233,395
VMware, Inc.	14,181	770,504	(28,696)
VWR Corp.	19,196	474,880	44,564
Waddell & Reed Financial, Inc.	23,400	615,771	(64,935)
Wal-Mart Stores, Inc.	40,550	2,565,560	211,710
Walt Disney Co. (The)	7,314	737,470	(11,117)
Waste Management, Inc.	22,606	1,192,841	140,913
Waters Corp.	8,770	1,086,533	70,405
Watsco, Inc.	14,936	1,810,752	201,724
WellCare Health Plans, Inc.	18,048	1,633,824	40,128
Wells Fargo & Co.	23,270	1,165,072	(39,735)
Werner Enterprises, Inc.	48,803	1,143,836	181,654
WESCO International, Inc.	5,992	265,518	62,065
Western Digital Corp.	39,359	2,429,590	(570,271)
Western Refining, Inc.	19,587	593,101	(23,315)
Western Union Co. (The)	33,490	576,701	69,321
Westlake Chemical Corp.	22,656	1,146,961	(97,988)
Whirlpool Corp.	3,679	551,063	112,408
World Fuel Services Corp.	38,792	1,603,978	280,538
Worthington Industries, Inc.	16,190	474,353	102,658
WR Berkley Corp.	13,089	663,883	71,719
Wyndham Worldwide Corp.	6,923	496,325	32,800
Xerox Corp.	160,577	1,652,755	139,284
Xilinx, Inc.	23,757	1,089,905	36,889
Xylem, Inc.	11,178	440,906	16,274
Yelp, Inc.	36,512	726,006	(147)
Yum! Brands, Inc.	28,456	1,970,629	358,494
Zynga, Inc.	303,028	697,424	(6,520)

			36,542,155

Total of Long Equity Positions			37,525,475

Short Positions

Common Stocks
Canada
lululemon athletica, Inc.	(15,494)	(822,080)	(227,018)

Ireland
Allegion plc	(25,699)	(1,575,474)	(61,809)
Endo International plc	(37,406)	(2,159,389)	1,106,410
Medtronic plc	(2,868)	(214,614)	(486)
Perrigo Co. plc	(25,383)	(3,394,105)	146,858

			1,190,973

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Netherlands
Chicago Bridge & Iron Co. NV	(42,611)	$(1,531,715)	$(27,422)
Core Laboratories NV	(15,216)	(1,501,271)	(209,159)
Frank’s International NV	(54,200)	(831,192)	(62,024)
QIAGEN NV	(29,074)	(747,339)	97,826
Sensata Technologies Holding NV	(39,048)	(1,764,258)	247,633

			46,854

Norway
Golar LNG Ltd.	(15,474)	(253,432)	(24,636)

Panama
Copa Holdings SA	(15,901)	(907,370)	(169,923)

Singapore
Broadcom Ltd.	(5,309)	(738,280)	(81,960)

Switzerland
Garmin Ltd.	(15,550)	(631,787)	10,409
Weatherford International plc	(191,067)	(1,537,943)	51,442

			61,851

United Kingdom
Aon plc	(24,013)	(2,145,304)	(362,854)
Delphi Automotive plc	(34,582)	(2,406,033)	(188,309)
Liberty Global plc	(26,680)	(1,086,972)	59,792
Pentair plc	(42,745)	(2,122,673)	(196,671)

			(688,042)

United States
3D Systems Corp.	(176,701)	(1,327,753)	(1,405,811)
AbbVie, Inc.	(1,794)	(100,122)	(2,351)
Acadia Healthcare Co., Inc.	(67,980)	(4,005,347)	258,969
ACI Worldwide, Inc.	(7,760)	(155,587)	(5,743)
Acuity Brands, Inc.	(5,551)	(1,182,063)	(28,832)
Acxiom Corp.	(20,435)	(444,284)	6,158
Advance Auto Parts, Inc.	(3,596)	(571,401)	(5,181)
Advanced Micro Devices, Inc.	(183,586)	(369,757)	(153,464)
AECOM	(56,880)	(1,595,663)	(155,672)
AES Corp.	(10,179)	(90,042)	(30,070)
Agios Pharmaceuticals, Inc.	(47,469)	(1,958,945)	31,703
Air Lease Corp.	(64,291)	(1,911,128)	(153,899)
Air Products & Chemicals, Inc.	(4,036)	(501,723)	(79,662)
Akorn, Inc.	(133,795)	(3,378,583)	230,387
Albemarle Corp.	(43,892)	(2,157,452)	(648,564)
Alcoa, Inc.	(114,246)	(805,373)	(289,104)
Alexion Pharmaceuticals, Inc.	(24,720)	(3,794,272)	352,754
Align Technology, Inc.	(10,632)	(620,114)	(152,726)
Allegheny Technologies, Inc.	(23,696)	(207,216)	(179,029)
Alliance Data Systems Corp.	(7,888)	(2,127,492)	392,132
Alliant Energy Corp.	(23,520)	(1,472,493)	(274,573)
Allison Transmission Holdings, Inc.	(7,843)	(182,583)	(29,021)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ally Financial, Inc.	(124,584)	$(2,129,857)	$(202,356)
Alnylam Pharmaceuticals, Inc.	(33,638)	(2,347,649)	236,191
AMC Networks, Inc.	(3,649)	(277,913)	40,947
AMERCO	(1,931)	(663,430)	(26,535)
AMETEK, Inc.	(26,703)	(1,366,615)	31,999
Amphenol Corp.	(34,182)	(1,702,753)	(273,650)
Amsurg Corp.	(5,132)	(363,792)	(19,055)
Anadarko Petroleum Corp.	(28,746)	(1,415,633)	76,932
Apache Corp.	(57,035)	(2,291,332)	(492,547)
Aqua America, Inc.	(70,153)	(2,083,803)	(148,466)
Arch Capital Group Ltd.	(4,809)	(330,673)	(11,247)
Arista Networks, Inc.	(26,427)	(1,820,400)	152,857
ARRIS International plc	(77,285)	(2,119,005)	347,633
Arthur J Gallagher & Co.	(10,200)	(401,541)	(52,155)
Artisan Partners Asset Management, Inc.	(30,081)	(931,554)	3,856
Ascena Retail Group, Inc.	(143,528)	(1,300,352)	(287,068)
Ashland, Inc.	(12,084)	(1,185,286)	(143,471)
Associated Banc-Corp.	(23,701)	(405,762)	(19,434)
AT&T, Inc.	(10,788)	(367,074)	(55,492)
athenahealth, Inc.	(4,461)	(633,490)	14,393
Atmos Energy Corp.	(5,515)	(348,727)	(60,817)
Autodesk, Inc.	(23,212)	(1,214,674)	(138,818)
AutoNation, Inc.	(32,436)	(1,622,556)	108,444
Avis Budget Group, Inc.	(97,391)	(3,123,695)	459,078
Axalta Coating Systems Ltd.	(33,159)	(824,552)	(143,691)
B/E Aerospace, Inc.	(14,457)	(619,001)	(47,756)
Ball Corp.	(59,418)	(4,018,924)	(216,985)
Bank of Hawaii Corp.	(17,804)	(1,078,856)	(136,801)
Bank of the Ozarks, Inc.	(33,972)	(1,445,578)	19,774
BankUnited, Inc.	(31,984)	(1,032,459)	(69,070)
BB&T Corp.	(29,068)	(933,653)	(33,440)
Becton Dickinson and Co.	(7,625)	(1,099,644)	(57,984)
BioMarin Pharmaceutical, Inc.	(35,024)	(2,777,478)	(111,301)
Bio-Techne Corp.	(28,716)	(2,538,001)	(176,235)
Black Hills Corp.	(66,901)	(3,507,184)	(515,573)
Black Knight Financial Services, Inc.	(41,797)	(1,298,961)	2,000
BlackRock, Inc.	(3,215)	(994,706)	(100,227)
BorgWarner, Inc.	(90,135)	(3,540,437)	79,253
Boston Scientific Corp.	(106,480)	(1,855,026)	(147,863)
Bristol-Myers Squibb Co.	(29,369)	(1,819,824)	(56,268)
Brown & Brown, Inc.	(40,033)	(1,242,438)	(190,744)
Brown-Forman Corp.	(22,570)	(2,283,437)	60,969
Buffalo Wild Wings, Inc.	(5,433)	(839,058)	34,322
Cabela’s, Inc.	(41,016)	(1,829,169)	(167,900)
Cable One, Inc.	(1,904)	(813,531)	(18,765)
Cabot Oil & Gas Corp.	(52,622)	(1,003,720)	(191,326)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CalAtlantic Group, Inc.	(57,026)	$(1,845,749)	$(60,060)
Calpine Corp.	(16,026)	(231,415)	(11,699)
CarMax, Inc.	(53,838)	(2,662,401)	(88,721)
Catalent, Inc.	(48,609)	(1,225,360)	(71,042)
Caterpillar, Inc.	(8,448)	(541,799)	(104,811)
Cathay General Bancorp	(25,683)	(693,019)	(34,580)
CBOE Holdings, Inc.	(19,685)	(1,289,989)	3,968
CBS Corp.	(9,703)	(451,455)	(83,083)
CDK Global, Inc.	(14,758)	(659,263)	(27,722)
CEB, Inc.	(3,646)	(231,855)	(4,151)
Celanese Corp.	(5,451)	(338,904)	(18,136)
Celgene Corp.	(14,081)	(1,420,472)	11,104
Centene Corp.	(2,238)	(130,513)	(7,281)
Cerner Corp.	(7,192)	(422,596)	41,707
CF Industries Holdings, Inc.	(35,655)	(1,224,701)	107,274
Charles Schwab Corp. (The)	(93,352)	(2,558,302)	(57,421)
Cheniere Energy, Inc.	(58,297)	(2,356,898)	384,710
Chevron Corp.	(16,755)	(1,379,320)	(219,107)
Chipotle Mexican Grill, Inc.	(2,786)	(1,597,299)	285,177
Ciena Corp.	(115,067)	(2,178,749)	(9,826)
Cimarex Energy Co.	(22,842)	(2,310,500)	88,658
Cincinnati Financial Corp.	(5,885)	(369,566)	(15,078)
CLARCOR, Inc.	(1,745)	(80,879)	(19,964)
Clean Harbors, Inc.	(7,129)	(286,699)	(65,046)
CME Group, Inc.	(11,656)	(1,058,601)	(60,958)
CMS Energy Corp.	(60,284)	(2,212,541)	(345,912)
CNO Financial Group, Inc.	(52,812)	(890,511)	(55,880)
Cognex Corp.	(53,674)	(1,891,619)	(198,983)
Colfax Corp.	(30,521)	(611,424)	(261,172)
Columbia Pipeline Group, Inc.	(11,506)	(202,367)	(86,433)
CommScope Holding Co., Inc.	(171,576)	(4,241,474)	(548,928)
CommVault Systems, Inc.	(9,925)	(360,539)	(67,924)
Compass Minerals International, Inc.	(29,148)	(2,094,342)	28,915
Concho Resources, Inc.	(16,805)	(1,560,582)	(137,395)
ConocoPhillips	(19,490)	(650,416)	(134,446)
Cooper Cos., Inc. (The)	(13,944)	(1,893,714)	(253,243)
Copart, Inc.	(16,313)	(615,937)	(49,144)
CoStar Group, Inc.	(9,373)	(1,692,204)	(71,514)
Costco Wholesale Corp.	(9,346)	(1,428,936)	(43,806)
Covanta Holding Corp.	(205,521)	(3,073,180)	(391,904)
CST Brands, Inc.	(14,621)	(532,485)	(27,353)
Cullen/Frost Bankers, Inc.	(8,513)	(477,979)	8,827
Cypress Semiconductor Corp.	(222,994)	(1,921,990)	(9,138)
Danaher Corp.	(5,067)	(449,572)	(31,083)
DaVita HealthCare Partners, Inc.	(11,636)	(842,189)	(11,660)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Deere & Co.	(19,150)	$(1,450,664)	$(23,694)
Devon Energy Corp.	(12,035)	(309,984)	(20,256)
DexCom, Inc.	(18,725)	(1,306,822)	35,207
Diebold, Inc.	(79,619)	(2,159,042)	(142,743)
Discovery Communications, Inc.	(28,167)	(802,434)	(3,987)
DISH Network Corp.	(3,283)	(186,323)	34,451
Dollar Tree, Inc.	(36,576)	(2,454,080)	(561,977)
Dominion Resources, Inc.	(86,932)	(6,051,575)	(478,757)
Donaldson Co., Inc.	(43,685)	(1,219,463)	(174,525)
Dover Corp.	(7,129)	(433,291)	(25,318)
DreamWorks Animation SKG, Inc.	(17,162)	(393,622)	(34,570)
DSW, Inc.	(5,729)	(129,135)	(29,214)
Dunkin’ Brands Group, Inc.	(28,080)	(1,124,244)	(200,290)
E*TRADE Financial Corp.	(57,766)	(1,490,699)	76,010
Eagle Materials, Inc.	(19,098)	(1,255,779)	(83,182)
Eastman Chemical Co.	(7,973)	(498,654)	(77,235)
Eaton Vance Corp.	(15,189)	(431,064)	(78,072)
EchoStar Corp.	(2,401)	(80,384)	(25,957)
Ecolab, Inc.	(14,026)	(1,516,479)	(47,701)
Edgewell Personal Care Co.	(4,208)	(303,385)	(35,485)
Eli Lilly & Co.	(2,089)	(146,785)	(3,644)
Energen Corp.	(9,866)	(250,490)	(110,507)
Envision Healthcare Holdings, Inc.	(112,498)	(2,799,939)	504,980
EOG Resources, Inc.	(33,777)	(2,388,141)	(63,394)
EQT Corp.	(11,001)	(590,868)	(149,059)
Eversource Energy	(43,552)	(2,278,629)	(262,194)
Exxon Mobil Corp.	(15,886)	(1,283,186)	(44,725)
Fair Isaac Corp.	(2,663)	(224,726)	(57,791)
Federated Investors, Inc.	(28,190)	(724,847)	(88,435)
FEI Co.	(9,793)	(727,024)	(144,651)
Fidelity National Information Services, Inc.	(16,984)	(1,011,223)	(64,034)
FireEye, Inc.	(39,796)	(729,847)	13,917
First American Financial Corp.	(5,217)	(193,542)	(5,278)
First Data Corp.	(161,056)	(1,989,439)	(94,626)
First Horizon National Corp.	(65,809)	(854,435)	(7,663)
First Republic Bank	(26,895)	(1,666,033)	(126,250)
FleetCor Technologies, Inc.	(8,888)	(1,214,954)	(107,136)
Flowserve Corp.	(27,730)	(1,119,819)	(111,670)
FMC Corp.	(60,041)	(2,225,422)	(198,433)
FNF Group	(51,337)	(1,671,641)	(68,683)
Ford Motor Co.	(11,867)	(161,799)	1,595
Fortune Brands Home & Security, Inc.	(22,876)	(1,105,956)	(176,015)
Freeport-McMoRan, Inc.	(20,835)	(83,845)	(131,589)
Gartner, Inc.	(3,941)	(330,615)	(21,513)
GATX Corp.	(41,505)	(1,638,171)	(333,317)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
GCP Applied Technologies, Inc.	(334)	$(6,204)	$(456)
General Electric Co.	(35,800)	(1,088,904)	(49,178)
Genesee & Wyoming, Inc.	(41,616)	(1,996,131)	(613,192)
Gentex Corp.	(116,635)	(1,707,544)	(122,459)
Genworth Financial, Inc.	(70,287)	(205,906)	14,022
Global Payments, Inc.	(7,197)	(410,016)	(59,948)
Graco, Inc.	(8,085)	(533,344)	(145,473)
Granite Construction, Inc.	(18,494)	(741,690)	(142,323)
Great Plains Energy, Inc.	(15,501)	(408,394)	(91,513)
Greif, Inc.	(41,268)	(1,197,128)	(154,399)
Hain Celestial Group, Inc. (The)	(13,156)	(598,210)	59,998
Halliburton Co.	(56,293)	(1,890,685)	(120,101)
Halyard Health, Inc.	(11,993)	(349,385)	4,826
Hanesbrands, Inc.	(26,192)	(742,216)	(65)
Harley-Davidson, Inc.	(69,246)	(3,210,078)	(344,320)
Harman International Industries, Inc.	(15,193)	(1,322,464)	(30,321)
Harris Corp.	(17,516)	(1,374,738)	10,943
Helmerich & Payne, Inc.	(13,178)	(601,362)	(172,450)
Henry Schein, Inc.	(3,603)	(538,933)	(83,053)
Hertz Global Holdings, Inc.	(78,396)	(861,241)	35,731
Hess Corp.	(5,835)	(258,015)	(49,198)
Hexcel Corp.	(33,727)	(1,555,594)	81,387
Hill-Rom Holdings, Inc.	(18,683)	(884,973)	(54,782)
Hilton Worldwide Holdings, Inc.	(13,529)	(310,046)	5,373
Howard Hughes Corp. (The)	(17,501)	(1,875,086)	21,905
Huntington Bancshares, Inc.	(52,183)	(449,823)	(48,003)
IDACORP, Inc.	(2,342)	(155,065)	(19,625)
IDEX Corp.	(9,042)	(648,389)	(101,012)
IDEXX Laboratories, Inc.	(37,451)	(2,606,890)	(326,273)
IHS, Inc.	(1,798)	(192,241)	(30,999)
Illumina, Inc.	(31,902)	(4,995,208)	(176,425)
Incyte Corp.	(37,929)	(2,694,445)	(54,270)
Ingersoll-Rand plc	(10,470)	(527,887)	(121,357)
Intercontinental Exchange, Inc.	(645)	(162,546)	10,880
International Flavors & Fragrances, Inc.	(13,882)	(1,549,801)	(29,554)
Intersil Corp.	(7,350)	(91,231)	(7,038)
Ionis Pharmaceuticals, Inc.	(26,434)	(1,015,251)	(55,326)
IPG Photonics Corp.	(1,142)	(93,505)	(16,218)
Jacobs Engineering Group, Inc.	(14,747)	(570,803)	(71,429)
Janus Capital Group, Inc.	(49,429)	(624,015)	(99,131)
JB Hunt Transport Services, Inc.	(8,295)	(588,272)	(110,499)
JC Penney Co., Inc.	(21,527)	(133,558)	(104,531)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Johnson Controls, Inc.	(6,031)	$(206,656)	$(28,372)
Juno Therapeutics, Inc.	(11,454)	(379,446)	(56,837)
Kansas City Southern	(41,605)	(3,262,500)	(292,648)
Kate Spade & Co.	(60,611)	(1,246,689)	(300,104)
KBR, Inc.	(77,336)	(1,100,426)	(96,736)
Keysight Technologies, Inc.	(3,792)	(87,406)	(17,784)
Kirby Corp.	(5,158)	(303,308)	(7,668)
KLX, Inc.	(11,206)	(381,727)	21,566
Knowles Corp.	(168,836)	(1,989,799)	(235,459)
Kosmos Energy Ltd.	(244,475)	(1,261,176)	(161,669)
L Brands, Inc.	(5,017)	(462,199)	21,656
Laboratory Corp. of America Holdings	(6,709)	(762,203)	(23,623)
Laredo Petroleum, Inc.	(22,854)	(202,251)	21,019
Las Vegas Sands Corp.	(4,775)	(217,027)	(29,745)
Leggett & Platt, Inc.	(9,678)	(428,950)	(39,465)
LendingClub Corp.	(89,229)	(785,900)	45,299
Lennar Corp.	(38,941)	(1,756,839)	(126,347)
Leucadia National Corp.	(11,316)	(205,420)	22,441
Level 3 Communications, Inc.	(14,331)	(648,899)	(108,495)
Lexmark International, Inc.	(19,920)	(571,383)	(94,543)
Liberty Broadband Corp.	(24,971)	(1,332,915)	(114,155)
Lions Gate Entertainment Corp.	(76,987)	(1,864,339)	182,173
Live Nation Entertainment, Inc.	(46,188)	(1,081,020)	50,566
LKQ Corp.	(23,668)	(621,479)	(134,240)
Lockheed Martin Corp.	(6,600)	(1,419,364)	(42,536)
Loews Corp.	(100,028)	(3,603,543)	(223,529)
Louisiana-Pacific Corp.	(135,669)	(2,282,355)	(40,298)
M&T Bank Corp.	(10,181)	(1,135,210)	5,119
Macquarie Infrastructure Corp.	(35,456)	(2,370,226)	(20,926)
Manitowoc Co., Inc. (The)	(94,124)	(264,664)	(142,893)
Manitowoc Foodservice, Inc.	(82,091)	(861,416)	(348,605)
Marathon Oil Corp.	(11,134)	(127,947)	3,915
Markel Corp.	(837)	(719,588)	(26,656)
MarketAxess Holdings, Inc.	(15,104)	(1,739,425)	(146,007)
Marsh & McLennan Cos., Inc.	(27,432)	(1,496,713)	(170,878)
Martin Marietta Materials, Inc.	(8,165)	(1,306,965)	4,566
MasterCard, Inc.	(14,658)	(1,318,300)	(66,881)
Mattel, Inc.	(54,737)	(1,279,545)	(560,713)
MAXIMUS, Inc.	(29,995)	(1,578,559)	(378)
MDC Holdings, Inc.	(9,244)	(198,381)	(33,274)
MDU Resources Group, Inc.	(172,114)	(3,088,457)	(260,882)
MEDNAX, Inc.	(21,637)	(1,488,050)	89,867

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Memorial Resource Development Corp.	(107,638)	$(1,704,679)	$608,924
Mercury General Corp.	(10,702)	(501,123)	(92,838)
MGM Resorts International	(26,501)	(590,570)	22,388
Microchip Technology, Inc.	(31,140)	(1,333,647)	(167,301)
Microsemi Corp.	(8,539)	(281,514)	(45,615)
Middleby Corp. (The)	(26,893)	(2,645,759)	(225,607)
Minerals Technologies, Inc.	(1,885)	(92,526)	(14,636)
Mohawk Industries, Inc.	(5,465)	(945,314)	(97,955)
Molson Coors Brewing Co.	(24,725)	(2,210,091)	(167,959)
Monsanto Co.	(5,439)	(498,103)	20,885
Monster Beverage Corp.	(19,694)	(2,707,524)	80,738
Moody’s Corp.	(12,253)	(1,079,981)	(103,169)
Mosaic Co. (The)	(6,144)	(148,122)	(17,766)
Motorola Solutions, Inc.	(4,310)	(307,334)	(18,933)
Murphy Oil Corp.	(17,449)	(308,227)	(131,313)
Mylan NV	(9,781)	(410,031)	(43,318)
Nabors Industries Ltd.	(51,585)	(383,499)	(91,083)
National Fuel Gas Co.	(33,364)	(1,421,306)	(248,562)
National Instruments Corp.	(27,956)	(794,879)	(46,876)
National Oilwell Varco, Inc.	(53,700)	(1,566,405)	(103,665)
Navient Corp.	(26,540)	(283,848)	(33,836)
Netflix, Inc.	(8,385)	(880,497)	23,299
NetScout Systems, Inc.	(116,903)	(2,792,090)	106,828
NetSuite, Inc.	(33,331)	(2,534,961)	252,121
Newell Rubbermaid, Inc.	(46,073)	(1,810,861)	(229,712)
Newfield Exploration Co.	(55,916)	(1,429,186)	(430,021)
NewMarket Corp.	(2,703)	(972,018)	(99,073)
Nielsen Holdings plc	(62,075)	(2,872,139)	(396,730)
NiSource, Inc.	(14,683)	(284,947)	(60,984)
Noble Energy, Inc.	(39,326)	(1,236,760)	1,530
Nordson Corp.	(16,749)	(1,052,130)	(221,464)
Northern Trust Corp.	(7,893)	(469,998)	(44,389)
NorthStar Asset Management Group, Inc.	(134,550)	(1,610,047)	82,905
Norwegian Cruise Line Holdings Ltd.	(15,897)	(849,108)	(29,837)
NOW, Inc.	(43,765)	(581,793)	(193,723)
NRG Energy, Inc.	(133,251)	(1,484,562)	(249,033)
Occidental Petroleum Corp.	(29,130)	(1,982,863)	(10,503)
OGE Energy Corp.	(29,319)	(756,799)	(82,604)
Old Dominion Freight Line, Inc.	(17,255)	(956,317)	(244,976)
Olin Corp.	(63,972)	(973,649)	(137,544)
ONE Gas, Inc.	(13,913)	(700,304)	(149,781)
ONEOK, Inc.	(59,165)	(1,391,649)	(375,017)
Oshkosh Corp.	(21,596)	(770,240)	(112,388)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Owens-Illinois, Inc.	(151,447)	$(2,290,608)	$(126,487)
PacWest Bancorp	(23,885)	(935,435)	48,107
Palo Alto Networks, Inc.	(19,882)	(2,830,468)	(413,082)
Pandora Media, Inc.	(234,538)	(2,365,488)	266,373
PAREXEL International Corp.	(16,533)	(1,067,782)	30,667
Patterson Cos., Inc.	(36,423)	(1,580,558)	(114,205)
Patterson-UTI Energy, Inc.	(96,802)	(1,321,269)	(384,382)
PayPal Holdings, Inc.	(33,483)	(1,161,462)	(130,982)
Penske Automotive Group, Inc.	(13,229)	(518,413)	17,033
People’s United Financial, Inc.	(13,599)	(201,997)	(14,635)
Pitney Bowes, Inc.	(9,936)	(176,191)	(37,830)
Platform Specialty Products Corp.	(147,470)	(1,356,600)	88,358
Polaris Industries, Inc.	(7,411)	(751,256)	21,420
PolyOne Corp.	(21,597)	(617,341)	(35,968)
Post Holdings, Inc.	(6,804)	(419,200)	(48,711)
PPL Corp.	(27,804)	(981,164)	(77,335)
Praxair, Inc.	(17,528)	(1,783,169)	(222,911)
Premier, Inc.	(48,572)	(1,611,676)	(8,686)
Primerica, Inc.	(19,344)	(820,749)	(40,640)
Prosperity Bancshares, Inc.	(21,111)	(872,070)	(107,269)
PulteGroup, Inc.	(71,191)	(1,167,933)	(164,051)
Qorvo, Inc.	(14,045)	(655,490)	(52,518)
Range Resources Corp.	(6,456)	(132,064)	(76,981)
Regal Beloit Corp.	(11,959)	(632,309)	(122,185)
Regeneron Pharmaceuticals, Inc.	(5,844)	(2,301,400)	194,989
Rice Energy, Inc.	(48,316)	(576,715)	(97,776)
Rockwell Collins, Inc.	(14,205)	(1,248,567)	(61,276)
Rollins, Inc.	(21,808)	(558,477)	(32,956)
Roper Technologies, Inc.	(8,528)	(1,507,278)	(51,385)
Royal Caribbean Cruises Ltd.	(3,138)	(295,756)	37,969
RPC, Inc.	(68,046)	(713,276)	(251,617)
RPM International, Inc.	(10,406)	(433,358)	(59,158)
Ryder System, Inc.	(22,429)	(1,184,389)	(268,562)
Sabre Corp.	(5,384)	(136,542)	(19,163)
salesforce.com, Inc.	(15,369)	(1,041,204)	(93,489)
SBA Communications Corp.	(31,853)	(3,237,742)	47,027
Schlumberger Ltd.	(36,488)	(2,570,026)	(120,964)
Scotts Miracle-Gro Co. (The)	(6,361)	(420,266)	(42,624)
Scripps Networks Interactive, Inc.	(1,502)	(84,672)	(13,709)
Seagate Technology plc	(18,281)	(568,191)	(61,589)
Seattle Genetics, Inc.	(60,529)	(2,006,859)	(117,103)
Sempra Energy	(11,331)	(1,146,465)	(32,526)
ServiceMaster Global Holdings, Inc.	(30,595)	(1,126,904)	(25,916)
ServiceNow, Inc.	(20,536)	(1,443,789)	187,397
Signature Bank	(8,798)	(1,198,826)	1,242

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Signet Jewelers Ltd.	(4,240)	$(528,135)	$2,248
Silgan Holdings, Inc.	(19,688)	(1,026,140)	(20,671)
Sirius XM Holdings, Inc.	(397,475)	(1,530,482)	(39,544)
Six Flags Entertainment Corp.	(9,834)	(504,862)	(40,827)
SLM Corp.	(25,480)	(179,343)	17,290
SM Energy Co.	(16,146)	(303,572)	996
Southern Co. (The)	(16,303)	(760,093)	(83,261)
Spectra Energy Corp.	(30,547)	(800,113)	(134,625)
Spectrum Brands Holdings, Inc.	(26,712)	(2,553,118)	(365,969)
Spirit Airlines, Inc.	(46,350)	(2,106,652)	(117,221)
Splunk, Inc.	(39,887)	(1,790,209)	(161,461)
Sprouts Farmers Market, Inc.	(117,638)	(2,728,062)	(688,146)
SS&C Technologies Holdings, Inc.	(39,056)	(2,440,304)	(36,627)
State Street Corp.	(5,939)	(331,026)	(16,525)
Stericycle, Inc.	(26,397)	(3,203,145)	(127,893)
STERIS plc	(15,491)	(1,068,235)	(32,401)
Stifel Financial Corp.	(3,297)	(109,785)	12,194
SunPower Corp.	(43,639)	(1,099,382)	124,487
Superior Energy Services, Inc.	(8,694)	(114,616)	(1,797)
SVB Financial Group	(6,253)	(608,175)	(29,944)
Synovus Financial Corp.	(4,852)	(140,070)	(202)
Targa Resources Corp.	(46,297)	(1,121,704)	(260,725)
TEGNA, Inc.	(7,631)	(185,553)	6,530
Teleflex, Inc.	(7,157)	(937,138)	(186,582)
Tempur Sealy International, Inc.	(18,914)	(1,244,113)	94,331
Tenet Healthcare Corp.	(73,159)	(2,176,731)	60,241
TerraForm Power, Inc.	(34,615)	(305,714)	6,294
Tesla Motors, Inc.	(7,958)	(1,721,659)	(106,851)
Thermo Fisher Scientific, Inc.	(14,206)	(1,848,791)	(162,636)
Tiffany & Co.	(4,897)	(373,963)	14,621
T-Mobile US, Inc.	(8,764)	(321,088)	(14,573)
Toll Brothers, Inc.	(22,048)	(688,002)	37,365
Torchmark Corp.	(8,715)	(451,339)	(20,665)
Tractor Supply Co.	(4,175)	(340,416)	(37,254)
TransDigm Group, Inc.	(16,812)	(3,673,246)	(31,110)
TreeHouse Foods, Inc.	(3,987)	(331,150)	(14,722)
TRI Pointe Group, Inc.	(133,658)	(1,444,593)	(129,898)
Trimble Navigation Ltd.	(3,948)	(80,216)	(17,695)
Triumph Group, Inc.	(9,216)	(286,162)	(3,958)
Tupperware Brands Corp.	(5,697)	(296,607)	(33,705)
Twenty-First Century Fox, Inc.	(26,994)	(725,346)	(27,247)
Twitter, Inc.	(91,894)	(2,315,137)	794,292

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Tyler Technologies, Inc.	(9,063)	$(1,136,500)	$(29,093)
UGI Corp.	(17,672)	(582,595)	(129,410)
Ulta Salon Cosmetics & Fragrance, Inc.	(1,465)	(265,536)	(18,293)
Ultimate Software Group, Inc. (The)	(11,342)	(1,922,857)	(271,820)
Umpqua Holdings Corp.	(38,755)	(592,943)	(21,711)
Under Armour, Inc.	(29,189)	(2,596,875)	120,772
United Rentals, Inc.	(9,704)	(668,851)	65,360
United Technologies Corp.	(2,301)	(209,452)	(20,878)
USG Corp.	(41,174)	(718,854)	(302,673)
Valley National Bancorp	(76,483)	(715,882)	(13,766)
Valspar Corp. (The)	(7,454)	(584,506)	(213,221)
Veeva Systems, Inc.	(50,079)	(1,225,873)	(28,105)
Verisk Analytics, Inc.	(57,548)	(4,267,869)	(331,367)
Vertex Pharmaceuticals, Inc.	(17,969)	(1,642,406)	214,050
Visa, Inc.	(30,866)	(2,314,303)	(46,329)
Vista Outdoor, Inc.	(26,354)	(1,165,152)	(202,884)
Voya Financial, Inc.	(19,073)	(586,817)	19,013
Vulcan Materials Co.	(19,525)	(1,747,264)	(313,990)
WABCO Holdings, Inc.	(4,130)	(434,751)	(6,828)
Wabtec Corp.	(9,977)	(653,120)	(137,956)
Walgreens Boots Alliance, Inc.	(12,323)	(1,018,388)	(19,702)
Waste Connections, Inc.	(21,194)	(1,259,070)	(109,851)
Webster Financial Corp.	(16,649)	(550,140)	(47,560)
WEC Energy Group, Inc.	(119,881)	(6,228,830)	(972,421)
West Pharmaceutical Services, Inc.	(2,035)	(116,655)	(24,411)
Westar Energy, Inc.	(6,752)	(278,721)	(56,245)
WestRock Co.	(60,057)	(2,441,060)	97,035
WEX, Inc.	(3,439)	(272,812)	(13,863)
WGL Holdings, Inc.	(19,818)	(1,278,471)	(155,757)
White Mountains Insurance Group Ltd.	(221)	(162,496)	(14,878)
WhiteWave Foods Co. (The)	(84,912)	(3,186,672)	(264,152)
Whiting Petroleum Corp.	(20,123)	(122,919)	(37,663)
Whole Foods Market, Inc.	(18,810)	(615,694)	30,515
Williams-Sonoma, Inc.	(8,159)	(456,803)	10,179
WisdomTree Investments, Inc.	(280,836)	(3,697,268)	487,313
Woodward, Inc.	(4,815)	(223,332)	(27,144)
Workday, Inc.	(35,546)	(2,336,467)	(394,887)
WR Grace & Co.	(17,568)	(1,276,224)	25,734
Wynn Resorts Ltd.	(16,161)	(939,956)	(569,967)
Xcel Energy, Inc.	(14,881)	(543,750)	(78,574)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Yahoo!, Inc.	(31,741)	$(941,887)	$(226,500)
Zayo Group Holdings, Inc.	(85,261)	(2,005,395)	(61,332)
Zebra Technologies Corp.	(28,474)	(1,874,275)	(90,431)
Zimmer Biomet Holdings, Inc.	(29,113)	(2,872,137)	(232,182)
Zions Bancorporation	(33,424)	(848,411)	39,216
Zoetis, Inc.	(21,688)	(882,858)	(78,571)

			(30,617,436)

Total of Short Equity Positions			(30,509,337)

Total of Long and Short Equity Positions			7,016,138

Net Cash and Other Receivables/ (Payables) (b)			(1,545,987)

Swaps, at Value			$5,470,151

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Sterling Overnight Index Average plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	7-25 months maturity 10/12/2016	$1,375,990

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
BHP Billiton plc	56,229	$611,933	$17,740

Ireland
DCC plc	31,752	2,404,252	396,051
Experian plc	30,209	486,311	52,903
Shire plc	3,469	217,517	(19,663)

			429,291

Luxembourg
Regus plc	251,433	1,078,674	62,562

Netherlands
Royal Dutch Shell plc	14,285	285,312	59,613

South Africa
Investec plc	37,176	225,622	47,081
Mondi plc	83,825	1,544,141	58,866

			105,947

Switzerland
Coca-Cola HBC AG	42,125	861,378	31,939
Glencore plc	676,298	1,480,834	39,797
Wolseley plc	17,406	855,054	127,499

			199,235

United Kingdom
AA plc	40,467	160,757	(7,164)
Aggreko plc	17,577	232,904	38,531
Amec Foster Wheeler plc	234,793	1,307,225	207,736
Anglo American plc	113,251	898,279	(5,375)
ASOS plc	30,546	1,342,085	81,652
Barratt Developments plc	137,593	1,151,048	(46,450)
Bellway plc	47,057	1,726,877	43,229
Berkeley Group Holdings plc	65,972	3,190,415	(148,519)
Britvic plc	92,275	914,482	25,940
BT Group plc	51,746	331,834	(5,102)
Burberry Group plc	21,628	347,454	75,370
Centrica plc	524,901	1,600,143	114,637
Close Brothers Group plc	25,585	477,795	(14,998)
Daily Mail & General Trust plc	57,301	542,420	29,299
Direct Line Insurance Group plc	18,423	98,917	(1,197)
Dixons Carphone plc	15,902	102,023	(4,839)
GKN PLC	201,851	821,057	14,677
Greene King plc	8,796	107,656	2,300
Hays plc	175,109	330,221	(26,241)
Henderson Group plc	55,481	211,954	(6,726)
Howden Joinery Group plc	87,095	608,547	(10,749)
ICAP plc	28,813	171,813	24,158
Imperial Tobacco Group plc	34,598	1,783,544	132,053
Inchcape plc	74,136	771,110	(2,185)
Indivior plc	264,411	699,063	(80,706)
Informa plc	49,809	428,525	67,156

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Intermediate Capital Group plc	47,290	$378,536	$41,181
International Consolidated Airlines Group SA	12,545	98,759	723
John Wood Group plc	227,001	1,952,828	46,195
Johnson Matthey plc	11,343	405,254	40,645
Jupiter Fund Management plc	26,800	155,312	1,898
Just Eat plc	18,582	107,896	(7,295)
Kingfisher plc	230,216	1,118,298	123,394
Man Group plc	363,893	887,361	(92,008)
Marks & Spencer Group plc	248,328	1,593,610	(146,516)
Meggitt plc	316,460	1,752,029	92,808
Melrose Industries plc	134,469	626,727	61,155
Micro Focus International plc	6,602	134,249	14,402
National Grid plc	43,768	598,552	20,738
Pearson plc	7,940	79,094	20,415
Persimmon plc	43,183	1,176,274	114,088
Petrofac Ltd.	19,914	244,290	18,522
Playtech plc	8,461	102,206	3,111
Reckitt Benckiser Group plc	12,192	1,092,206	83,794
Rentokil Initial plc	493,828	1,106,656	145,622
Rightmove plc	1,749	101,967	3,649
Rio Tinto plc	22,440	655,814	(26,805)
Royal Mail plc	381,597	2,508,343	122,992
Sage Group plc (The)	18,035	146,952	15,659
Severn Trent plc	56,227	1,731,322	20,212
Sky plc	30,835	464,681	(11,574)
Smith & Nephew plc	6,211	100,692	1,496
Smiths Group plc	127,027	1,723,673	235,108
Sports Direct International plc	142,071	848,991	(78,356)
Stagecoach Group plc	202,988	876,969	(143,448)
Tate & Lyle plc	36,196	305,604	(5,610)
Taylor Wimpey plc	736,795	1,946,331	61,706
Thomas Cook Group plc	692,113	1,077,537	(155,821)
UBM plc	21,785	157,898	29,805
Vedanta Resources plc	129,487	548,609	87,387
Weir Group plc (The)	33,961	442,896	96,710
Whitbread plc	6,669	376,792	1,782
William Hill plc	225,300	1,204,469	(150,360)
WM Morrison Supermarkets plc	34,052	98,199	(1,223)
WPP plc	40,217	844,814	91,258

			1,273,926

Total of Long Equity Positions			2,148,314

Short Positions

Common Stocks
Chile
Antofagasta plc	(284,770)	(1,846,507)	(67,292)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Luxembourg
B&M European Value Retail SA	(60,124)	$(250,771)	$21,729

United Kingdom
Aberdeen Asset Management plc	(279,942)	(1,153,663)	42,415
Admiral Group plc	(85,003)	(1,991,028)	(424,003)
ARM Holdings plc	(256,701)	(3,626,723)	(111,177)
Ashtead Group plc	(179,661)	(2,363,397)	138,662
Associated British Foods plc	(44,871)	(2,061,156)	(91,650)
AstraZeneca plc	(22,402)	(1,332,852)	82,107
Auto Trader Group plc	(41,333)	(230,507)	(754)
Aviva PLC	(184,432)	(1,265,141)	60,902
Babcock International Group plc	(44,648)	(626,539)	18,550
BAE Systems plc	(168,810)	(1,221,536)	(9,813)
Balfour Beatty plc	(64,568)	(227,074)	(9,137)
Booker Group plc	(220,713)	(528,168)	(17,391)
BP plc	(85,591)	(408,444)	(19,799)
British American Tobacco plc	(60,302)	(3,179,816)	(346,401)
BTG plc	(146,233)	(1,308,309)	4,861
Bunzl plc	(67,161)	(1,813,387)	(134,737)
Capita plc	(128,130)	(2,114,554)	201,624
Cobham plc	(420,609)	(1,615,432)	305,641
Croda International plc	(6,839)	(283,516)	(14,273)
Diageo plc	(69,809)	(1,829,637)	(52,698)
DS Smith plc	(16,721)	(99,323)	1,499
easyJet plc	(66,560)	(1,554,770)	106,103
Essentra plc	(64,421)	(745,171)	(19,663)
G4S plc	(46,339)	(175,064)	48,616
GlaxoSmithKline plc	(23,534)	(462,542)	(13,863)
Halma plc	(47,092)	(580,187)	(35,357)
Hargreaves Lansdown plc	(106,075)	(1,845,696)	(197,115)
HSBC Holdings plc	(112,272)	(756,406)	58,191
IMI plc	(27,003)	(324,844)	(43,984)
Inmarsat plc	(58,999)	(889,926)	57,690
ITV plc	(210,013)	(816,741)	91,037
Legal & General Group plc	(439,375)	(1,490,454)	9,999
Lloyds Banking Group plc	(2,145,404)	(2,076,355)	(13,266)
Merlin Entertainments plc	(82,139)	(528,721)	(17,377)
Next plc	(5,133)	(489,428)	91,921
Old Mutual plc	(1,006,407)	(2,525,902)	(253,925)
Pennon Group plc	(32,858)	(406,452)	24,320
Provident Financial plc	(35,389)	(1,673,255)	169,185
Prudential plc	(99,433)	(1,878,697)	28,401
Rolls-Royce Holdings plc	(225,957)	(1,985,051)	(223,298)
Rotork plc	(53,349)	(148,780)	8,917
Royal Bank of Scotland Group plc	(254,216)	(963,587)	152,966
RSA Insurance Group plc	(123,841)	(717,837)	(126,128)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Schroders plc	(23,682)	$(897,323)	$(13,123)
Serco Group plc	(475,404)	(712,314)	12,855
Spectris PLC	(14,499)	(353,672)	(29,012)
Spirax-Sarco Engineering plc	(5,617)	(265,686)	(27,557)
SSE plc	(10,079)	(205,122)	(10,572)
St. James’s Place plc	(209,209)	(2,760,694)	9,944
Standard Chartered plc	(43,728)	(306,643)	10,910
Standard Life plc	(390,205)	(2,107,275)	117,471
Tesco plc	(1,121,301)	(2,751,842)	(327,795)
Vodafone Group plc	(140,058)	(426,482)	(18,574)
Worldpay Group plc	(293,786)	(1,262,833)	105,387

			(642,268)

Total of Short Equity Positions			(687,831)

Total of Long and Short Equity Positions			1,460,483

Net Cash and Other Receivables/ (Payables) (b)			(84,493)

Swaps, at Value			$1,375,990

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Reserve Bank of Australia Cash rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	7-25 months maturity 10/13/2016	$(600,577)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
AGL Energy Ltd.	132,233	$1,845,383	$16,360
Amcor Ltd.	9,250	94,300	7,275
Ansell Ltd.	134,095	1,946,490	(174,104)
Aristocrat Leisure Ltd.	36,939	270,757	20,636
Aurizon Holdings Ltd.	886,793	2,791,890	(97,163)
Boral Ltd.	328,740	1,386,408	168,554
Caltex Australia Ltd.	72,566	1,919,089	(26,481)
CIMIC Group Ltd.	93,842	1,924,412	572,319
Coca-Cola Amatil Ltd.	323,837	2,171,029	21,806
Cochlear Ltd.	5,386	384,162	37,117
Flight Centre Travel Group Ltd.	25,011	742,767	85,619
Fortescue Metals Group, Ltd.	276,095	585,830	(48,722)
Harvey Norman Holdings Ltd.	319,224	1,019,724	128,648
Iluka Resources Ltd.	92,564	447,071	17,037
Incitec Pivot Ltd.	226,005	562,334	(10,747)
Macquarie Group Ltd.	11,600	607,080	(19,956)
Newcrest Mining Ltd.	43,260	587,249	(27,422)
Orica Ltd.	14,705	163,926	9,034
Origin Energy Ltd.	131,562	442,619	69,772
Qantas Airways Ltd.	488,596	1,481,791	43,292
Santos Ltd.	90,311	215,450	64,377
Star Entertainment Grp Ltd. (The)	343,157	1,276,592	215,839
Tabcorp Holdings Ltd.	406,963	1,373,315	(38,807)
Tatts Group Ltd.	472,888	1,447,648	(77,567)
Telstra Corp. Ltd.	602,393	2,422,362	35,989
TPG Telecom Ltd.	154,942	1,174,752	171,643
Treasury Wine Estates Ltd.	370,911	2,241,350	497,454
Woodside Petroleum Ltd.	99,003	2,048,977	(68,541)
WorleyParsons Ltd.	81,957	269,979	68,564

			1,661,825

New Zealand
Spark New Zealand Ltd.	53,001	114,403	19,197

Total of Long Equity Positions			1,681,022

Short Positions

Common Stocks
Australia
ALS Ltd.	(327,284)	(932,230)	(68,036)
Alumina Ltd.	(1,164,960)	(995,596)	(163,312)
AMP Ltd.	(344,682)	(1,460,960)	(66,866)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Australia (continued)
APA Group	(466,367)	(3,065,797)	(79,605)
AusNet Services	(420,931)	(442,896)	(37,665)
Australia & New Zealand Banking Group Ltd.	(31,124)	(574,864)	16,921
Bank of Queensland Ltd.	(91,603)	(903,419)	54,097
Brambles Ltd.	(207,735)	(1,764,109)	(160,389)
Challenger Ltd.	(16,757)	(95,563)	(11,971)
Commonwealth Bank of Australia	(24,939)	$(1,485,279)	$55,549
Computershare Ltd.	(174,027)	(1,345,982)	43,463
Crown Resorts Ltd.	(117,981)	(1,089,129)	(36,503)
CSL Ltd.	(23,946)	(1,843,062)	(17,816)
Healthscope Ltd.	(802,744)	(1,497,358)	(136,074)
Insurance Australia Group Ltd.	(637,565)	(2,559,120)	(163,856)
Medibank Pvt Ltd.	(747,582)	(1,307,125)	(369,566)
National Australia Bank Ltd.	(9,943)	(200,257)	612
Platinum Asset Management Ltd.	(123,843)	(615,011)	12,902
QBE Insurance Group Ltd.	(12,580)	(103,951)	(1,176)
Ramsay Health Care Ltd.	(48,512)	(2,308,585)	30,826
Seek Ltd.	(402,394)	(4,306,213)	(689,242)
Sonic Healthcare Ltd.	(38,132)	(519,580)	(27,300)
South32 Ltd.	(115,943)	(87,602)	(42,503)
Suncorp Group Ltd.	(37,751)	(329,396)	(15,030)
Transurban Group	(104,597)	(848,233)	(60,344)
Westpac Banking Corp.	(49,727)	(1,181,870)	26,857
Woolworths Ltd.	(10,418)	(190,149)	13,826

			(1,892,201)

Ireland
James Hardie Industries plc	(32,891)	(407,648)	(42,639)

Total of Short Equity Positions			(1,934,840)

Total of Long and Short Equity Positions			(253,818)

Net Cash and Other Receivables/(Payables) (b)			(346,759)

Swaps, at Value			$(600,577)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Euro Overnight Index Average plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	7-25 months maturity 10/12/2016	$1,568,818

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Aeroports de Paris	4,769	$573,028	$15,931
Atos SE	17,672	1,384,707	50,589
AXA SA	48,530	1,193,714	(55,748)
BNP Paribas SA	7,116	353,027	4,485
Cap Gemini SA	20,308	1,794,005	110,975
Christian Dior SE	4,362	733,029	56,821
Cie Generale des Etablissements Michelin	7,200	711,462	24,152
CNP Assurances	59,542	849,782	77,442
Dassault Systemes	3,433	265,735	6,267
Eiffage SA	11,077	734,368	115,620
Engie	93,633	1,492,891	(42,178)
Eutelsat Communications SA	23,502	741,954	16,015
Faurecia	30,252	1,164,943	(19,632)
Imerys SA	2,643	183,764	313
Ipsen SA	17,463	1,130,744	(129,376)
Lagardere SCA	11,174	326,033	(29,648)
Legrand SA	1,807	98,509	2,492
Numericable-SFR SAS	15,079	605,403	27,877
Orange SA	76,688	1,400,356	(61,160)
Peugeot SA	143,687	2,374,661	83,540
Publicis Groupe SA	11,036	693,860	79,996
Renault SA	2,283	222,731	4,148
Safran SA	22,510	1,544,914	26,283
Sanofi	10,289	873,979	(46,786)
SCOR SE	40,523	1,487,850	(59,174)
SEB SA	8,685	855,044	45,088
Societe BIC SA	7,480	1,154,631	(30,722)
Societe Generale SA	4,785	187,398	(10,583)
Societe Television Francaise 1	50,076	618,549	29,286
Sodexo SA	10,861	1,105,095	63,811
Technip SA	4,856	284,942	(15,826)
Teleperformance	14,349	1,204,588	55,733
Thales SA	29,287	2,228,736	330,502
TOTAL SA	8,239	370,742	4,143
Valeo SA	4,941	713,146	55,172
Veolia Environnement SA	87,525	2,140,266	(33,641)
Vinci SA	11,280	759,691	77,557

			829,764

Total of Long Equity Positions			829,764

Short Positions

Common Stocks
France
Accor SA	(8,351)	(369,907)	16,647
Air Liquide SA	(18,093)	(1,951,244)	(78,626)
Airbus Group SE	(13,980)	(1,013,582)	87,303
Alstom SA	(65,839)	(1,565,774)	(114,478)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Bollore SA	(351,921)	$(1,623,249)	$258,969
Bouygues SA	(15,332)	(609,932)	(13,303)
Bureau Veritas SA	(36,991)	(751,104)	(71,333)
Carrefour SA	(14,028)	(413,806)	28,413
Cie de Saint-Gobain	(2,337)	(95,564)	(7,087)
Credit Agricole SA	(40,234)	(444,808)	9,722
Danone SA	(18,378)	(1,278,441)	(25,520)
Edenred	(101,430)	(1,900,940)	(65,484)
Electricite de France SA	(165,130)	(2,332,462)	483,717
Essilor International SA	(10,109)	(1,235,391)	(10,198)
Groupe Eurotunnel SE	(21,710)	(238,113)	(4,943)
Iliad SA	(2,761)	(696,393)	(12,978)
Ingenico Group	(8,601)	(946,284)	(39,664)
JCDecaux SA	(6,560)	(254,099)	(33,014)
Kering	(6,587)	(1,112,994)	(63,068)
L’Oreal SA	(1,678)	(300,378)	207
Natixis SA	(208,155)	(1,090,120)	66,792
Orpea	(12,192)	(1,015,216)	1,093
Pernod Ricard SA	(7,707)	(945,605)	87,410
Plastic Omnium SA	(27,542)	(792,749)	(153,168)
Remy Cointreau SA	(4,923)	(325,867)	(47,481)
Schneider Electric SE	(12,560)	(764,381)	(27,156)
Vivendi SA	(35,897)	(750,922)	(1,370)
Zodiac Aerospace	(141,385)	(3,491,319)	667,738

			939,140

Luxembourg
Eurofins Scientific SE	(832)	(287,388)	(17,224)
SES SA	(19,418)	(522,215)	(45,856)

			(63,080)

Total of Short Equity Positions			876,060

Total of Long and Short Equity Positions			1,705,824

Net Cash and Other Receivables/ (Payables) (b)			(137,006)

Swaps, at Value			$1,568,818

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Hong Kong Overnight Index Average plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	7-25 months maturity 10/14/2016	$(78,488)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Hong Kong
BOC Hong Kong Holdings Ltd.	173,000	$465,787	$51,005
CK Hutchison Holdings Ltd.	19,500	240,736	12,609
CLP Holdings Ltd.	274,500	2,327,457	157,153
HK Electric Investments & HK Electric Investments Ltd.	114,000	90,469	9,945
Kerry Properties Ltd.	367,000	978,933	28,706
Li & Fung Ltd.	638,000	370,679	7,303
New World Development Co., Ltd.	1,612,817	1,454,923	84,394
Orient Overseas International Ltd.	66,500	307,492	(50,487)
Sino Land Co. Ltd.	792,000	1,132,977	125,066
SJM Holdings Ltd.	153,000	104,583	4,877
Swire Pacific Ltd.	39,000	392,214	28,437
Techtronic Industries Co. Ltd.	213,500	790,773	55,005
WH Group Ltd.	3,188,500	1,816,628	489,332
Wharf Holdings Ltd. (The)	18,000	99,016	(421)
Wheelock & Co. Ltd.	72,000	297,927	23,801
Xinyi Glass Holdings Ltd.	150,000	76,188	24,035
Yue Yuen Industrial Holdings Ltd.	341,500	1,190,255	(16,169)

			1,034,591

Total of Long Equity Positions			1,034,591

Short Positions

Common Stocks
Hong Kong
AIA Group Ltd.	(216,800)	(1,201,546)	(30,751)
ASM Pacific Technology Ltd.	(32,400)	(233,623)	(21,455)
Bank of East Asia Ltd. (The)	(85,438)	(274,380)	(44,965)
Cathay Pacific Airways Ltd.	(444,000)	(730,488)	(38,523)
Cheung Kong Property Holdings Ltd.	(379,000)	(2,310,406)	(131,974)
Esprit Holdings Ltd.	(209,500)	(216,197)	20,355
Galaxy Entertainment Group Ltd.	(156,000)	(421,507)	(164,147)
Hang Lung Properties Ltd.	(605,000)	(1,137,940)	(17,136)
Henderson Land Development Co. Ltd.	(16,000)	(78,652)	(19,735)
HKT Trust & HKT Ltd.	(71,000)	(87,412)	(10,356)
Hong Kong & China Gas Co. Ltd.	(1,464,300)	(2,783,013)	45,705

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong (continued)
Hysan Development Co. Ltd.	(100,000)	$(402,246)	$(23,923)
MGM China Holdings Ltd.	(693,200)	(950,666)	(111,059)
MTR Corp. Ltd.	(298,500)	(1,406,391)	(73,007)
Sands China Ltd.	(157,600)	(517,627)	(125,761)
Sun Hung Kai Properties Ltd.	(35,000)	(372,673)	(55,605)
Value Partners Group Ltd.	(633,000)	(675,792)	11,109
Wynn Macau Ltd.	(721,200)	(761,454)	(353,819)

			(1,145,047)

Italy
Prada SpA	(59,900)	(183,049)	(22,909)

United States
Samsonite International SA	(98,400)	(320,354)	(9,242)

Total of Short Equity Positions			(1,177,198)

Total of Long and Short Equity Positions			(142,607)

Net Cash and Other Receivables/ (Payables) (b)			64,119

Swaps, at Value			$(78,488)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CitiBank
Investment Companies	$2,570,316	$—	$2,570,316

Morgan Stanley Capital Services, Inc.
Investment Companies	107,055,071	—	107,055,071

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

SHORT-TERM INVESTMENTS - 89.7%	SHARES	VALUE (Note 5)
Investment Companies - 27.7%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% ^(a)(b)	13,296,925	$13,296,925
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.170% ^(a)(b)	60,026	60,026

Total Investment Companies (cost $13,356,951)		13,356,951

	PRINCIPAL AMOUNT (000’s)
U.S. Treasury Obligations - 62.0%
U.S. Treasury Bill, 0.327%, 05/19/2016 ^(c)	$29,914	29,908,765

(cost $29,900,964)
TOTAL SHORT-TERM INVESTMENTS (cost $43,257,915)		43,265,716

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 89.7% (cost $43,257,915)		43,265,716

OTHER ASSETS IN EXCESS OF LIABILITIES - 10.3% (d)		4,953,828

NET ASSETS - 100.0%		$48,219,544

(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

Forward effective interest rate swap contracts outstanding as of March 31, 2016:

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
Credit Suisse International	(1)	2.000%	AUD	3,200,000	$(4,761)	09/13/2018	$2,569
Credit Suisse International	(1)	2.000%	AUD	3,200,000	(7,261)	09/13/2018	5,069
Credit Suisse International	(1)	2.000%	AUD	37,600,000	(93,053)	09/13/2018	(507)
Credit Suisse International	(1)	2.000%	AUD	2,700,000	(6,109)	09/13/2018	4,260
Credit Suisse International	(2)	3.000%	AUD	7,800,000	186,416	09/10/2026	(5,267)
Credit Suisse International	(2)	3.000%	AUD	7,800,000	170,614	09/10/2026	10,535
CitiBank	2.000%	(1)	AUD	15,700,000	30,045	09/13/2018	(19,292)
Credit Suisse International	2.000%	(1)	AUD	34,950,000	(20,614)	09/13/2018	44,551
CitiBank	2.000%	(1)	AUD	5,400,000	10,334	09/13/2018	(6,636)
Credit Suisse International	2.000%	(1)	AUD	34,950,000	(13,537)	09/13/2018	37,474
Credit Suisse International	3.000%	(2)	AUD	100,000	(1,793)	09/10/2026	(529)
Credit Suisse International	3.000%	(2)	AUD	8,400,000	(136,772)	09/10/2026	(511)
Credit Suisse International	3.000%	(2)	AUD	600,000	(7,782)	09/10/2026	(6,153)
Credit Suisse International	3.000%	(2)	AUD	600,000	(9,709)	09/10/2026	(4,226)
Credit Suisse International	3.000%	(2)	AUD	800,000	(11,290)	09/10/2026	(7,289)
Credit Suisse International	(3)	0.500%	CAD	2,700,000	(13,257)	09/17/2018	(1,965)
Credit Suisse International	(3)	0.500%	CAD	8,600,000	(46,655)	09/17/2018	(1,831)
Credit Suisse International	(3)	1.500%	CAD	500,000	(4,541)	09/14/2026	1,684
Credit Suisse International	(3)	1.500%	CAD	2,300,000	9,943	09/14/2026	(23,083)
Credit Suisse International	(3)	1.500%	CAD	900,000	(5,197)	09/14/2026	55
Credit Suisse International	(3)	1.500%	CAD	900,000	(10,540)	09/14/2026	5,398
Credit Suisse International	(3)	1.500%	CAD	3,900,000	22,526	09/14/2026	(44,808)
Credit Suisse International	(3)	1.500%	CAD	1,600,000	4,215	09/14/2026	(13,356)
Credit Suisse International	0.500%	(3)	CAD	10,900,000	36,757	09/17/2018	24,697
Credit Suisse International	0.500%	(3)	CAD	18,200,000	54,844	09/17/2018	47,767
Credit Suisse International	0.500%	(3)	CAD	4,000,000	17,934	09/17/2018	4,617
Credit Suisse International	0.500%	(3)	CAD	7,400,000	28,236	09/17/2018	13,485
Credit Suisse International	0.500%	(3)	CAD	2,700,000	16,191	09/17/2018	(969)
Credit Suisse International	0.500%	(3)	CAD	3,600,000	21,642	09/17/2018	(1,345)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Suisse International	0.500%	(3)	CAD	21,000,000	$118,281	09/17/2018	$116
Credit Suisse International	0.500%	(3)	CAD	4,700,000	26,472	09/17/2018	26
Credit Suisse International	1.500%	(3)	CAD	1,900,000	11,751	09/14/2026	(896)
Credit Suisse International	1.500%	(3)	CAD	600,000	5,792	09/14/2026	(2,364)
Credit Suisse International	(4)	0.250%	CHF	500,000	(9,692)	09/16/2026	848
Credit Suisse International	(4)	0.250%	CHF	10,100,000	370,527	09/16/2026	24,555
Credit Suisse International	(4)	0.250%	CHF	400,000	13,758	09/16/2026	1,889
Credit Suisse International	(4)	0.250%	CHF	2,000,000	53,141	09/16/2026	25,093
Credit Suisse International	(4)	0.250%	CHF	2,800,000	(43,652)	09/16/2026	(5,873)
Credit Suisse International	(4)	0.750%	CHF	37,500,000	32,332	09/19/2018	(36,832)
Credit Suisse International	(4)	0.750%	CHF	25,000,000	21,493	09/19/2018	(24,494)
Credit Suisse International	(4)	0.750%	CHF	1,300,000	—	09/19/2018	(156)
Credit Suisse International	0.250%	(4)	CHF	7,500,000	(193,891)	09/16/2026	(99,487)
Credit Suisse International	0.250%	(4)	CHF	5,000,000	(129,488)	09/16/2026	(66,098)
Credit Suisse International	0.750%	(4)	CHF	1,900,000	203	09/19/2018	25
Credit Suisse International	0.750%	(4)	CHF	50,300,000	10,234	09/19/2018	(4,195)
Credit Suisse International	0.750%	(4)	CHF	2,000,000	(3,241)	09/19/2018	3,481
Credit Suisse International	0.750%	(4)	CHF	13,200,000	(36,817)	09/19/2018	38,401
Credit Suisse International	0.750%	(4)	CHF	10,400,000	7,393	09/19/2018	(6,145)
Credit Suisse International	(5)	0.500%	EUR	41,800,000	610,234	09/19/2018	1,565
Credit Suisse International	(5)	0.500%	EUR	19,000,000	258,856	09/19/2018	19,235
Credit Suisse International	(5)	0.500%	EUR	1,800,000	23,425	09/19/2018	2,920
Credit Suisse International	(5)	0.500%	EUR	1,900,000	28,007	09/19/2018	(198)
Credit Suisse International	(5)	0.500%	EUR	37,700,000	499,541	09/19/2018	52,250
Credit Suisse International	(5)	0.500%	EUR	2,000,000	30,266	09/19/2018	(993)
Credit Suisse International	(5)	0.500%	EUR	9,500,000	132,053	09/19/2018	6,993
Credit Suisse International	1.000%	(5)	EUR	3,900,000	(149,190)	09/16/2026	(21,316)
Credit Suisse International	1.000%	(5)	EUR	400,000	(14,453)	09/16/2026	(3,035)
Credit Suisse International	1.000%	(5)	EUR	400,000	(9,959)	09/16/2026	(7,529)
Credit Suisse International	1.000%	(5)	EUR	1,900,000	(64,613)	09/16/2026	(18,454)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Suisse International	1.000%	(5)	EUR	7,800,000	$(261,572)	09/16/2026	$(79,440)
Credit Suisse International	1.000%	(5)	EUR	400,000	(14,776)	09/16/2026	(2,712)
Credit Suisse International	(4)	1.000%	GBP	30,200,000	137,635	09/19/2018	(4,271)
Credit Suisse International	(4)	1.000%	GBP	17,000,000	63,690	09/19/2018	11,383
Credit Suisse International	(4)	1.500%	GBP	300,000	2,369	09/16/2026	(2,172)
Credit Suisse International	(4)	1.500%	GBP	300,000	(1,414)	09/16/2026	1,611
Credit Suisse International	(4)	1.500%	GBP	4,700,000	(10,929)	09/16/2026	14,017
Credit Suisse International	(4)	1.500%	GBP	400,000	803	09/16/2026	(540)
Credit Suisse International	1.000%	(4)	GBP	1,500,000	(3,888)	09/19/2018	(2,736)
Credit Suisse International	1.000%	(4)	GBP	21,700,000	(52,437)	09/19/2018	(43,391)
Credit Suisse International	1.000%	(4)	GBP	700,000	(2,623)	09/19/2018	(468)
Credit Suisse International	1.000%	(4)	GBP	1,500,000	(6,155)	09/19/2018	(469)
Credit Suisse International	1.000%	(4)	GBP	3,200,000	(15,821)	09/19/2018	1,690
Credit Suisse International	1.500%	(4)	GBP	6,200,000	(16,159)	09/16/2026	12,086
Credit Suisse International	(4)	0.250%	JPY	195,000,000	7,338	09/16/2026	7,014
Credit Suisse International	(4)	0.250%	JPY	195,000,000	15,405	09/16/2026	(1,053)
CitiBank	(4)	0.250%	JPY	6,490,000,000	(100,558)	09/19/2018	(6,228)
Credit Suisse International	(4)	0.250%	JPY	620,000,000	(10,752)	09/19/2018	551
CitiBank	(4)	0.250%	JPY	2,170,000,000	(32,395)	09/19/2018	(3,310)
Credit Suisse International	(4)	0.250%	JPY	2,880,000,000	(78,711)	09/19/2018	31,323
Credit Suisse International	(4)	0.250%	JPY	2,990,000,000	(33,636)	09/19/2018	(15,561)
Credit Suisse International	(4)	0.250%	JPY	1,370,000,000	(7,381)	09/19/2018	(15,161)
Credit Suisse International	(4)	0.250%	JPY	620,000,000	(10,820)	09/19/2018	619
Credit Suisse International	(4)	0.250%	JPY	50,000,000	3,582	09/16/2026	98
Credit Suisse International	0.250%	(4)	JPY	120,000,000	(10,002)	09/16/2026	1,170
Credit Suisse International	0.250%	(4)	JPY	580,000,000	(16,779)	09/16/2026	(25,909)
Credit Suisse International	0.250%	(4)	JPY	230,000,000	4,579	09/19/2018	(795)
Credit Suisse International	0.250%	(4)	JPY	1,120,000,000	10,512	09/19/2018	7,916
Credit Suisse International	0.250%	(4)	JPY	280,000,000	(26,641)	09/16/2026	6,033
Credit Suisse International	0.250%	(4)	JPY	1,120,000,000	14,180	09/19/2018	4,248
Credit Suisse International	0.250%	(4)	JPY	120,000,000	(9,940)	09/16/2026	1,108

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Suisse International	0.250%	(4)	JPY	540,000,000	$(51,843)	09/16/2026	$12,099
Credit Suisse International	(6)	1.000%	NOK	31,100,000	20,289	09/19/2018	(1,194)
Credit Suisse International	(6)	1.500%	NOK	3,800,000	(4,637)	09/16/2026	6,704
Credit Suisse International	(6)	1.500%	NOK	5,800,000	(8,507)	09/16/2026	11,662
Credit Suisse International	(6)	1.500%	NOK	20,820,000	(39,700)	09/16/2026	51,024
Credit Suisse International	(6)	1.500%	NOK	20,820,000	(40,139)	09/16/2026	51,462
Credit Suisse International	(6)	1.500%	NOK	2,400,000	(15)	09/16/2026	1,320
Credit Suisse International	(6)	1.500%	NOK	27,760,000	(52,546)	09/16/2026	67,644
Credit Suisse International	1.000%	(6)	NOK	3,900,000	(2,441)	09/19/2018	46
Credit Suisse International	1.000%	(6)	NOK	163,600,000	(106,730)	09/19/2018	6,279
Credit Suisse International	1.000%	(6)	NOK	17,500,000	(10,271)	09/19/2018	(474)
Credit Suisse International	1.000%	(6)	NOK	131,240,000	(50,078)	09/19/2018	(30,504)
Credit Suisse International	1.000%	(6)	NOK	11,700,000	(6,503)	09/19/2018	(680)
Credit Suisse International	1.000%	(6)	NOK	98,430,000	(38,292)	09/19/2018	(22,145)
Credit Suisse International	1.000%	(6)	NOK	17,600,000	(9,769)	09/19/2018	(1,037)
Credit Suisse International	1.000%	(6)	NOK	98,430,000	(37,960)	09/19/2018	(22,477)
Credit Suisse International	(1)	2.500%	NZD	19,400,000	8,317	09/12/2018	68,743
Credit Suisse International	(1)	2.500%	NZD	30,800,000	74,025	09/12/2018	48,317
Credit Suisse International	(1)	2.500%	NZD	51,100,000	137,646	09/12/2018	65,331
Credit Suisse International	(1)	2.500%	NZD	8,100,000	21,819	09/12/2018	10,356
Credit Suisse International	(1)	2.500%	NZD	19,500,000	17,856	09/12/2018	59,600
Credit Suisse International	(1)	2.500%	NZD	19,100,000	823	09/12/2018	75,045
Credit Suisse International	(1)	3.500%	NZD	7,000,000	136,125	09/16/2026	49,547
Credit Suisse International	(1)	3.500%	NZD	1,400,000	26,055	09/16/2026	11,079
Credit Suisse International	(1)	3.500%	NZD	1,200,000	19,739	09/16/2026	12,091
Credit Suisse International	(1)	3.500%	NZD	1,200,000	20,040	09/16/2026	11,790
Credit Suisse International	(2)	3.500%	NZD	500,000	10,023	09/16/2026	3,239
Credit Suisse International	2.500%	(1)	NZD	61,500,000	(165,660)	09/12/2018	(78,627)
Credit Suisse International	2.500%	(1)	NZD	5,100,000	(3,325)	09/12/2018	(16,932)
Credit Suisse International	2.500%	(1)	NZD	6,800,000	(3,400)	09/12/2018	(23,611)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	2.500%	(1)	NZD	25,500,000	$(75,029)	09/12/2018	$(26,261)
CitiBank	2.500%	(1)	NZD	4,100,000	(12,064)	09/12/2018	(4,222)
Credit Suisse International	2.500%	(1)	NZD	4,900,000	(12,267)	09/12/2018	(7,197)
Credit Suisse International	2.500%	(1)	NZD	2,100,000	(6,459)	09/12/2018	(1,882)
Credit Suisse International	3.500%	(1)	NZD	4,400,000	(75,446)	09/16/2026	(41,262)
Credit Suisse International	3.500%	(1)	NZD	4,300,000	(64,398)	09/16/2026	(49,658)
Credit Suisse International	3.500%	(1)	NZD	4,300,000	(82,406)	09/16/2026	(31,650)
Credit Suisse International	(7)	0.500%	SEK	18,200,000	(9,202)	09/19/2018	(3,431)
Credit Suisse International	(7)	0.500%	SEK	324,500,000	(211,496)	09/19/2018	(13,746)
Credit Suisse International	(7)	1.500%	SEK	50,200,000	84,406	09/16/2026	53,979
Credit Suisse International	0.500%	(7)	SEK	233,300,000	(382,296)	09/19/2018	(38,078)
Credit Suisse International	0.500%	(7)	SEK	6,000,000	3,851	09/19/2018	314
Credit Suisse International	1.500%	(7)	SEK	69,800,000	(192,097)	09/16/2026	(319)
Credit Suisse International	1.500%	(7)	SEK	3,700,000	(8,953)	09/16/2026	(1,247)
Credit Suisse International	(8)	1.500%	USD	300,000	2,311	09/21/2018	936
Credit Suisse International	(8)	1.500%	USD	8,900,000	73,660	09/21/2018	22,661
Credit Suisse International	(8)	1.500%	USD	2,100,000	16,319	09/21/2018	6,408
Credit Suisse International	(8)	1.500%	USD	400,000	3,073	09/21/2018	1,256
Credit Suisse International	(8)	2.000%	USD	4,900,000	151,280	09/21/2026	(27,923)
Credit Suisse International	(8)	2.250%	USD	1,400,000	57,231	09/21/2026	10,944
Credit Suisse International	(8)	2.250%	USD	1,900,000	68,171	09/21/2026	24,352
Credit Suisse International	(8)	2.250%	USD	400,000	11,771	09/21/2026	7,708
Credit Suisse International	1.000%	(8)	USD	23,700,000	(71,848)	09/21/2018	50,072
Credit Suisse International	1.500%	(8)	USD	22,700,000	(187,001)	09/21/2018	(58,672)
Credit Suisse International	1.500%	(8)	USD	6,700,000	(55,689)	09/21/2018	(16,822)
Credit Suisse International	1.500%	(8)	USD	2,100,000	(10,462)	09/21/2018	(12,265)
Credit Suisse International	1.500%	(8)	USD	8,500,000	(59,235)	09/21/2018	(32,757)
CitiBank	1.750%	(8)	USD	7,200,000	(104,154)	09/21/2020	(58,198)
Credit Suisse International	2.250%	(8)	USD	400,000	(16,293)	09/21/2026	(3,186)

					$48,512		$15,928

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

(1)	3 Month Australian Bank-Bill Reference Rate
(2)	6 Month Australian Bank-Bill Reference Rate
(3)	3 Month Canadian Bankers’ Acceptance Rate
(4)	6 Month London Interbank Offered Rate
(5)	6 Month Euro Interbank Offered Rate
(6)	6 Month Norwegian Interbank Offered Rate
(7)	3 Month Stockholm Interbank Offered Rate
(8)	3 Month London Interbank Offered Rate

Total return swap contracts outstanding as of March 31, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	BIST 30 April Futures	04/2016	TRY	92,175	$3,416
Bank of America	Bovespa Index April Futures	04/2016	BRL	(1,257,777)	834
Societe Generale	Corn May Futures^	04/2016	USD	(17,848)	273
Macquarie Capital	Corn May Futures^	04/2016	USD	(110,083)	4,633
Bank of America	H-SHARES Index April Futures	04/2016	HKD	4,817,534	17,223
Bank of America	KOSPI Index 200 June Futures	06/2016	KRW	241,777,800	3,903
Bank of America	MSCI Taiwan Stock Index April Futures	04/2016	USD	762,679	10,121
Bank of America	SGX S&P CNX Nifty Index April Futures	04/2016	INR	(6,379,813)	(639)
CitiBank	Soybean May Futures^	04/2016	USD	(435,150)	(20,225)
Deutsche Bank	Soybean May Futures^	04/2016	USD	(130,719)	(5,894)
Deutsche Bank	Soybean May Futures^	04/2016	USD	134,432	2,181
Societe Generale	Soybean May Futures^	04/2016	USD	(43,381)	(2,157)
Macquarie Capital	Soybean May Futures^	04/2016	USD	(87,072)	(4,003)
Societe Generale	Soybean Meal May Futures^	04/2016	USD	(26,600)	(430)
Macquarie Capital	Soybean Meal May Futures^	04/2016	USD	(26,394)	(636)
Bank of America	Swiss Market Index June Futures	06/2016	CHF	(1,377,764)	(3,166)
Bank of America	Tel Aviv 25 Index April Futures	04/2016	ILS	446,172	(2,912)
CitiBank	Wheat May Futures^	04/2016	USD	(46,564)	(786)
Bank of America	WIG20 Index June Futures	06/2016	PLN	76,102	928

					$2,664

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at March 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
3	Morgan Stanley and Co., International plc	Gold 100 OZ Futures^	06/2016	$372,809	$370,680	$(2,129)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
3	J.P. Morgan	LME Aluminum Futures^	04/2016	$110,782	$113,293	$2,511
1	J.P. Morgan	LME Aluminum Futures^	05/2016	37,418	37,821	403
2	J.P. Morgan	LME Aluminum Futures^	05/2016	77,526	75,658	(1,868)
2	J.P. Morgan	LME Aluminum Futures^	06/2016	79,491	75,737	(3,754)
2	J.P. Morgan	LME Aluminum Futures^	06/2016	78,155	75,782	(2,373)
3	J.P. Morgan	LME Aluminum Futures^	06/2016	118,306	113,737	(4,569)
1	J.P. Morgan	LME Aluminum Futures^	06/2016	38,662	37,909	(753)
1	J.P. Morgan	LME Aluminum Futures^	06/2016	37,753	37,913	160
1	J.P. Morgan	LME Copper Futures^	04/2016	116,503	122,013	5,510
1	J.P. Morgan	LME Copper Futures^	04/2016	109,298	121,812	12,514
1	J.P. Morgan	LME Copper Futures^	06/2016	124,252	121,275	(2,977)
1	J.P. Morgan	LME Copper Futures^	06/2016	124,172	121,294	(2,878)
1	J.P. Morgan	LME Nickel Futures^	04/2016	51,662	50,695	(967)
1	J.P. Morgan	LME Nickel Futures^	06/2016	53,072	50,895	(2,177)
1	J.P. Morgan	LME Zinc Futures^	04/2016	36,827	45,238	8,411
1	J.P. Morgan	LME Zinc Futures^	06/2016	45,850	45,342	(508)
1	J.P. Morgan	LME Zinc Futures^	06/2016	46,059	45,369	(690)
1	Morgan Stanley and Co., International plc	Silver Futures^	05/2016	76,541	77,320	779
9	Barclays Capital	Amsterdam Index Futures	04/2016	905,125	900,602	(4,523)
37	Barclays Capital	BIST 30 Futures	04/2016	121,045	133,902	12,857
119	Barclays Capital	Euro Stoxx 50 Index Futures	06/2016	4,048,540	3,968,870	(79,670)
3	Barclays Capital	H-SHARES Index Futures	04/2016	168,880	174,067	5,187
21	Barclays Capital	IBEX 35 Index Futures	04/2016	2,136,156	2,076,530	(59,626)
1	Barclays Capital	KOSPI Index 200 Futures	06/2016	105,066	107,731	2,665
102	Barclays Capital	OMXS30 Index Futures	04/2016	1,712,421	1,689,268	(23,153)
85	Barclays Capital	S&P 500 E-Mini Futures	06/2016	8,624,067	8,718,875	94,808
22	Barclays Capital	SET50 Index Futures	06/2016	111,152	112,389	1,237
11	Goldman Sachs	10-Year Japanese Government Bond Futures	06/2016	1,482,324	1,480,643	(1,681)
11	Goldman Sachs	10-Year Japanese Government Bond Futures	06/2016	14,823,004	14,787,863	(35,141)
17	Goldman Sachs	Euro-BTP Italian Government Bond Futures	06/2016	2,685,834	2,720,196	34,362
98	Goldman Sachs	Euro-Bund Futures	06/2016	18,253,359	18,212,499	(40,860)
165	Morgan Stanley and Co., International plc	U.S. Treasury 10-Year Note Futures	06/2016	21,340,937	21,514,453	173,516

				78,253,048	78,337,671	84,623

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
16	Goldman Sachs	Brent Crude Futures^	04/2016	$(648,728)	$(645,280)	$3,448
53	Morgan Stanley and Co., International plc	Corn Futures^	05/2016	(973,027)	(931,475)	41,552
3	J.P. Morgan	LME Aluminum Futures^	04/2016	(110,922)	(113,294)	(2,372)
1	J.P. Morgan	LME Aluminum Futures^	05/2016	(37,684)	(37,821)	(137)
2	J.P. Morgan	LME Aluminum Futures^	05/2016	(77,094)	(75,658)	1,436
2	J.P. Morgan	LME Aluminum Futures^	06/2016	(79,495)	(75,737)	3,758
2	J.P. Morgan	LME Aluminum Futures^	06/2016	(78,424)	(75,782)	2,642
10	J.P. Morgan	LME Aluminum Futures^	06/2016	(392,073)	(379,125)	12,948
1	J.P. Morgan	LME Aluminum Futures^	06/2016	(38,685)	(37,909)	776
1	J.P. Morgan	LME Aluminum Futures^	06/2016	(37,826)	(37,913)	(87)
1	J.P. Morgan	LME Copper Futures^	04/2016	(116,232)	(122,012)	(5,780)
1	J.P. Morgan	LME Copper Futures^	04/2016	(108,748)	(121,813)	(13,065)
2	J.P. Morgan	LME Copper Futures^	06/2016	(240,391)	(242,550)	(2,159)
1	J.P. Morgan	LME Copper Futures^	06/2016	(124,291)	(121,293)	2,998
1	J.P. Morgan	LME Lead Futures^	06/2016	(45,641)	(42,581)	3,060
1	J.P. Morgan	LME Nickel Futures^	04/2016	(51,539)	(50,696)	843
1	J.P. Morgan	LME Zinc Futures^	04/2016	(37,013)	(45,239)	(8,226)
1	J.P. Morgan	LME Zinc Futures^	06/2016	(46,023)	(45,342)	681
5	J.P. Morgan	LME Zinc Futures^	06/2016	(226,425)	(226,843)	(418)
22	Morgan Stanley and Co., International plc	Natural Gas Futures^	04/2016	(397,609)	(430,980)	(33,371)
11	Morgan Stanley and Co., International plc	Soybean Futures^	05/2016	(481,811)	(500,913)	(19,102)
31	Morgan Stanley and Co., International plc	Soybean Meal Futures^	05/2016	(825,401)	(837,930)	(12,529)
52	Morgan Stanley and Co., International plc	Soybean Oil Futures^	05/2016	(972,486)	(1,067,664)	(95,178)
30	Morgan Stanley and Co., International plc	Wheat Futures^	05/2016	(698,767)	(710,250)	(11,483)
11	Morgan Stanley and Co., International plc	WTI Crude Futures^	04/2016	(428,788)	(421,740)	7,048
5	Barclays Capital	CAC40 Index Futures	04/2016	(254,490)	(249,399)	5,091
5	Barclays Capital	DAX Index Futures	06/2016	(1,415,446)	(1,422,375)	(6,929)
3	Barclays Capital	FTSE 100 Index Futures	06/2016	(264,583)	(263,394)	1,189
35	Barclays Capital	FTSE/JSE Top 40 Index Futures	06/2016	(1,102,900)	(1,109,308)	(6,408)
12	Barclays Capital	FTSE/MIB Index Futures	06/2016	(1,245,923)	(1,208,177)	37,746
13	Barclays Capital	Hang Seng Index Futures	04/2016	(1,706,230)	(1,743,450)	(37,220)
54	Barclays Capital	MSCI Singapore Index Futures	04/2016	(1,268,027)	(1,277,635)	(9,608)
9	Barclays Capital	MSCI Taiwan Stock Index Futures	04/2016	(286,902)	(289,800)	(2,898)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
46	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	06/2016	$(5,562,529)	$(5,574,899)	$(12,370)
1	Barclays Capital	SGX S&P CNX Nifty Index Futures	04/2016	(15,570)	(15,575)	(5)
16	Barclays Capital	SPI 200 Index Futures	06/2016	(1,550,556)	(1,553,336)	(2,780)
8	Barclays Capital	TOPIX Index Futures	06/2016	(948,789)	(957,839)	(9,050)
100	J.P. Morgan	Australia 10-Year Bond Futures	06/2016	(9,928,605)	(10,038,272)	(109,667)
4	Goldman Sachs	Canadian 10-Year Bond Futures	06/2016	(434,804)	(434,510)	294
80	Goldman Sachs	Euro - SCHATZ Futures	06/2016	(10,181,902)	(10,176,012)	5,890
84	Goldman Sachs	Long Gilt Futures	06/2016	(14,611,572)	(14,624,586)	(13,014)
102	Morgan Stanley and Co., International plc	U.S. Treasury 5-Year Note Futures	06/2016	(12,251,175)	(12,358,735)	(107,560)

				(70,305,126)	(70,695,142)	(390,016)

				$7,947,922	$7,642,529	$(305,393)

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of March 31, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/15/16	CitiBank	AUD	3,228,000	$2,413,429	$2,466,006	$52,577
Brazilian Real, Expiring 06/15/16*	CitiBank	BRL	10,887,068	2,896,346	2,967,404	71,058
Canadian Dollar, Expiring 06/15/16	CitiBank	CAD	3,932,000	2,959,756	3,027,711	67,955
Swiss Franc, Expiring 06/15/16	CitiBank	CHF	114,000	117,290	118,949	1,659
Chilean Peso, Expiring 06/15/16*	CitiBank	CLP	354,000,000	509,863	524,975	15,112
Columbian Peso, Expiring 06/15/16*	CitiBank	COP	1,310,000,000	418,604	433,181	14,577
Czech Republic Koruna, Expiring 06/15/16	CitiBank	CZK	25,200,000	1,031,453	1,062,196	30,743
Euro, Expiring 06/15/16	CitiBank	EUR	2,855,000	3,135,370	3,256,106	120,736
British Pound, Expiring 06/15/16	CitiBank	GBP	322,000	459,071	462,582	3,511
Hong Kong Dollar, Expiring 06/15/16	CitiBank	HKD	138,000	17,798	17,797	(1)
Hungarian Forint, Expiring 06/15/16	CitiBank	HUF	198,101,000	701,161	717,328	16,167

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Indonesian Rupiah, Expiring 06/15/16*	CitiBank	IDR	1,410,000,000	$104,036	$105,087	$1,051
Israeli Shekel, Expiring 06/15/16	CitiBank	ILS	1,800,000	464,063	480,031	15,968
Indian Rupee, Expiring 06/15/16*	CitiBank	INR	30,693,000	449,670	457,305	7,635
Japanese Yen, Expiring 06/15/16	CitiBank	JPY	759,690,000	6,720,437	6,764,547	44,110
Korean Won, Expiring 06/15/16*	CitiBank	KRW	1,066,363,000	897,857	930,672	32,815
Mexican Peso, Expiring 06/15/16	CitiBank	MXN	30,368,000	1,692,236	1,746,053	53,817
Malaysian Ringgit, Expiring 06/15/16*	CitiBank	MYR	3,860,000	950,152	983,569	33,417
Norwegian Krone, Expiring 06/15/16	CitiBank	NOK	9,300,000	1,113,255	1,123,485	10,230
New Zealand Dollar, Expiring 06/15/16	CitiBank	NZD	1,526,000	1,000,265	1,050,730	50,465
Poland Zloty, Expiring 06/15/16	CitiBank	PLN	2,615,000	673,529	700,202	26,673
Swedish Krona, Expiring 06/15/16	CitiBank	SEK	61,590,000	7,296,517	7,607,062	310,545
Singapore Dollar, Expiring 06/15/16	CitiBank	SGD	568,000	403,118	421,226	18,108
Turkish Lira, Expiring 06/15/16	CitiBank	TRY	3,102,000	1,035,846	1,079,286	43,440
New Taiwan Dollar, Expiring 06/15/16*	CitiBank	TWD	1,800,000	55,053	55,973	920
South African Rand, Expiring 06/15/16	CitiBank	ZAR	5,442,000	340,351	363,228	22,877

				$37,856,526	$38,922,691	$1,066,165

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/15/16	CitiBank	AUD	(2,639,000)	$(1,878,210)	$(2,016,043)	$(137,833)
Brazilian Real, Expiring 06/15/16*	CitiBank	BRL	(4,550,000)	(1,124,402)	(1,240,158)	(115,756)
Canadian Dollar, Expiring 06/15/16	CitiBank	CAD	(3,861,000)	(2,856,140)	(2,973,040)	(116,900)
Swiss Franc, Expiring 06/15/16	CitiBank	CHF	(915,000)	(922,910)	(954,735)	(31,825)
Columbian Peso, Expiring 06/15/16*	CitiBank	COP	(342,000,000)	(102,909)	(113,090)	(10,181)
Czech Republic Koruna, Expiring 06/15/16	CitiBank	CZK	(7,700,000)	(313,320)	(324,560)	(11,240)
Euro, Expiring 06/15/16	CitiBank	EUR	(4,486,000)	(4,984,007)	(5,116,251)	(132,244)
British Pound, Expiring 06/15/16	CitiBank	GBP	(4,026,000)	(5,716,912)	(5,783,707)	(66,795)
Hong Kong Dollar, Expiring 06/15/16	CitiBank	HKD	(445,000)	(57,234)	(57,389)	(155)
Hungarian Forint, Expiring 06/15/16	CitiBank	HUF	(169,050,000)	(607,125)	(612,132)	(5,007)
Israeli Shekel, Expiring 06/15/16	CitiBank	ILS	(2,370,000)	(612,617)	(632,041)	(19,424)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Indian Rupee, Expiring 06/15/16*	CitiBank	INR	(49,348,000)	$(711,845)	$(735,253)	$(23,408)
Japanese Yen, Expiring 06/15/16	CitiBank	JPY	(247,732,000)	(2,197,653)	(2,205,893)	(8,240)
Korean Won, Expiring 06/15/16*	CitiBank	KRW	(591,156,000)	(486,067)	(515,932)	(29,865)
Mexican Peso, Expiring 06/15/16	CitiBank	MXN	(20,667,000)	(1,151,127)	(1,188,281)	(37,154)
Malaysian Ringgit, Expiring 06/15/16*	CitiBank	MYR	(840,000)	(202,754)	(214,042)	(11,288)
Norwegian Krone, Expiring 06/15/16	CitiBank	NOK	(71,444,000)	(8,349,812)	(8,630,771)	(280,959)
New Zealand Dollar, Expiring 06/15/16	CitiBank	NZD	(2,347,000)	(1,567,567)	(1,616,031)	(48,464)
Philippine Peso, Expiring 06/15/16*	CitiBank	PHP	(13,400,000)	(281,039)	(289,861)	(8,822)
Poland Zloty, Expiring 06/15/16	CitiBank	PLN	(2,324,000)	(588,189)	(622,283)	(34,094)
Swedish Krona, Expiring 06/15/16	CitiBank	SEK	(2,287,000)	(279,598)	(282,470)	(2,872)
Singapore Dollar, Expiring 06/15/16	CitiBank	SGD	(2,710,000)	(1,971,220)	(2,009,724)	(38,504)
New Taiwan Dollar, Expiring 06/15/16*	CitiBank	TWD	(35,900,000)	(1,095,604)	(1,116,334)	(20,730)
South African Rand, Expiring 06/15/16	CitiBank	ZAR	(13,180,000)	(830,549)	(879,705)	(49,156)

				(38,888,810)	(40,129,726)	(1,240,916)

				$(1,032,284)	$(1,207,035)	$(174,751)

*	Non-deliverable forward (See Note 4).

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR GLOBAL MACRO FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$2,039,453	$2,039,453

CitiBank
Cash	—	786,634	786,634
Investment Companies	530,014	—	530,014

Credit Suisse International
Cash	—	925,309	925,309

Goldman Sachs
Cash	—	615,308	615,308

J.P. Morgan
Cash	—	304,196	304,196

Morgan Stanley and Co., International plc
Cash	—	167,945	167,945

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2016 was as follows:
COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CitiBank
Investment Companies	$60,011	$—	$60,011

Goldman Sachs
Cash	—	56,735	56,735

J.P. Morgan
Cash	—	63,334	63,334

Morgan Stanley and Co., International plc
Cash	—	459,900	459,900

See notes to Schedule of Investments.

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

LONG INVESTMENTS - 109.9%	SHARES	VALUE (Note 5)
COMMON STOCKS - 23.7%

Belgium - 0.7%
Ageas (a)	79,452	$3,144,420
bpost SA (a)	75,224	2,087,613
Colruyt SA (a)	13,812	803,227
KBC Groep NV (a)	7,688	395,914
Proximus (a)	23,115	788,787

		7,219,961

Canada - 4.5%
Aimia, Inc. (1)(a)	1,172	7,625
Air Canada (1)†(a)	410,689	2,833,319
Alimentation Couche-Tard, Inc., Class B (1)(a)	47,525	2,115,068
Atco Ltd., Class I (1)(a)	5,094	154,065
Bank of Montreal (1)(a)	6,027	366,005
Barrick Gold Corp. (1)(a)	33,106	449,655
Baytex Energy Corp. (1)(a)	597,665	2,360,748
BCE, Inc. (1)(a)	6,626	301,977
Bombardier, Inc., Class B (1)†(a)	494,952	503,050
Cameco Corp. (1)(a)	40,049	514,046
Canadian Imperial Bank of Commerce (1)(a)	6,850	511,713
Canadian Tire Corp. Ltd., Class A (1)(a)	26,926	2,802,792
Canfor Corp. (1)†(a)	82,410	1,132,642
CCL Industries, Inc., Class B (1)(a)	12,724	2,414,988
CGI Group, Inc., Class A (1)†(a)	26,305	1,257,171
CI Financial Corp. (1)(a)	21,372	472,282
Constellation Software, Inc. (1)(a)	3,483	1,426,160
Dollarama, Inc. (1)(a)	32,310	2,273,579
Element Financial Corp. (1)(a)	113,833	1,227,074
Emera, Inc. (1)(a)	6,624	242,468
Empire Co. Ltd., Class A (1)(a)	91,199	1,579,963
Enerplus Corp. (1)(a)	191,873	751,980
Finning International, Inc. (1)(a)	32,659	479,544
George Weston Ltd. (1)(a)	23,593	2,112,334
Gibson Energy, Inc. (1)(a)	9,619	127,389
IGM Financial, Inc. (1)(a)	6,097	183,649
Industrial Alliance Insurance & Financial Services, Inc. (1)(a)	20,457	617,451
Intact Financial Corp. (1)(a)	4,580	320,662
Kinross Gold Corp. (1)†(a)	315,497	1,076,152
Linamar Corp. (1)(a)	48,130	2,315,799
Loblaw Cos. Ltd. (1)(a)	13,793	772,302
Magna International, Inc. (1)(a)	82,179	3,532,669

	SHARES	VALUE (Note 5)
Canada - 4.5% (continued)
MEG Energy Corp. (1)†(a)	146,432	$738,502
Metro, Inc. (1)(a)	54,486	1,890,386
Onex Corp. (1)(a)	12,527	763,532
Open Text Corp. (1)(a)	14,408	746,387
Ritchie Bros Auctioneers, Inc. (1)(a)	50,946	1,376,866
Saputo, Inc. (1)(a)	4,977	159,571
Seven Generations Energy Ltd., Class A (1)†(a)	9,622	144,839
Shaw Communications, Inc., Class B (1)(a)	60,777	1,174,125
SNC-Lavalin Group, Inc. (1)(a)	22,288	814,295
Sun Life Financial, Inc. (1)(a)	4,823	155,599
West Fraser Timber Co. Ltd. (1)(a)	8,399	336,995

		45,537,418

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	1,935,600	1,405,816

Denmark - 1.5%
Chr Hansen Holding A/S (a)	2,213	148,407
DSV A/S (a)	62,566	2,602,386
Genmab A/S †(a)	4,322	598,076
ISS A/S (a)	50,271	2,016,206
Novo Nordisk A/S, Class B (a)	31,594	1,710,928
Pandora A/S (a)	18,552	2,425,450
TDC A/S (a)	442,926	2,164,823
Topdanmark A/S †	5,271	133,920
Vestas Wind Systems A/S (a)	40,225	2,834,243
William Demant Holding A/S †(a)	6,707	673,655

		15,308,094

Finland - 1.0%
Amer Sports OYJ (a)	44,708	1,297,853
Cargotec OYJ, Class B (a)	38,583	1,244,521
Elisa OYJ (a)	35,073	1,361,927
Kesko OYJ, Class B (a)	50,550	2,230,563
Metso OYJ (a)	44,146	1,052,080
Neste OYJ (a)	50,358	1,654,870
Orion OYJ, Class B (a)	28,774	949,812

		9,791,626

Germany - 4.5%
adidas AG (a)	4,085	476,968
Allianz SE (a)	12,006	1,949,835
Aurubis AG (a)	37,397	1,858,275
Bayer AG (a)	5,212	610,744
Brenntag AG (a)	15,836	902,379

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

	SHARES	VALUE (Note 5)
Germany - 4.5% (continued)
Covestro AG 144A †(a)(b)	4,087	$152,675
Deutsche Lufthansa AG †(a)	239,064	3,858,354
Evonik Industries AG (a)	42,609	1,274,320
Fraport AG Frankfurt Airport Services Worldwide (a)	9,637	583,582
Freenet AG (a)	100,438	2,999,786
Hannover Rueck SE (a)	11,815	1,373,167
Hella KGaA Hueck & Co. (a)	17,229	730,875
HOCHTIEF AG (a)	39,359	4,806,352
HUGO BOSS AG (a)	8,979	586,994
KION Group AG †(a)	34,797	2,024,408
Krones AG (a)	7,476	899,161
LANXESS AG (a)	10,314	494,315
Merck KGaA (a)	11,245	935,401
METRO AG (a)	18,486	571,835
MTU Aero Engines AG (a)	2,938	281,213
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	13,165	2,671,761
OSRAM Licht AG (a)	80,915	4,159,499
ProSiebenSat.1 Media SE (a)	24,126	1,238,505
Rheinmetall AG (a)	41,463	3,306,184
RHOEN-KLINIKUM AG (a)	9,692	301,494
Salzgitter AG (a)	8,226	232,445
Siemens AG (a)	1,751	185,187
Software AG (a)	35,477	1,385,630
STADA Arzneimittel AG (a)	27,479	1,088,073
Suedzucker AG (a)	40,132	706,184
Symrise AG (a)	9,654	646,354
Talanx AG (a)	29,846	1,017,115
United Internet AG (a)	14,038	703,346

		45,012,416

Italy - 2.0%
A2A SpA (a)	1,711,965	2,222,945
Atlantia SpA (a)	35,281	977,536
Autogrill SpA †(a)	24,563	204,185
Azimut Holding SpA (a)	11,181	257,131
Banca Generali SpA	5,651	165,954
Buzzi Unicem SpA (a)	35,510	612,144
Davide Campari-Milano SpA (a)	62,433	623,149
Enel SpA (a)	204,091	904,781
Eni SpA (a)	161,378	2,437,243
FinecoBank Banca Fineco SpA	35,433	297,986
Finmeccanica SpA †(a)	27,136	343,611
Hera SpA	228,123	680,986

	SHARES	VALUE (Note 5)
Italy - 2.0% (continued)
Mediobanca SpA (a)	79,124	$569,026
Moncler SpA (a)	28,213	475,941
Poste Italiane SpA 144A †(b)	212,573	1,607,108
Prysmian SpA (a)	169,670	3,838,846
Recordati SpA	52,833	1,321,552
Saipem SpA †(a)	307,556	122,992
Snam SpA (a)	40,361	252,580
Terna Rete Elettrica Nazionale SpA (a)	24,445	139,381
Unipol Gruppo Finanziario SpA	315,446	1,274,626
UnipolSai SpA (a)	537,516	1,241,388

		20,571,091

Netherlands - 2.0%
Akzo Nobel NV (a)	7,746	528,021
ASM International NV (a)	17,063	763,019
Boskalis Westminster (a)	30,135	1,181,079
Fugro NV CVA †(a)	96,000	1,841,126
Heineken NV (a)	22,417	2,028,236
Koninklijke Ahold NV (a)	141,295	3,173,671
Koninklijke Philips NV (a)	35,591	1,013,750
Koninklijke Vopak NV (a)	19,369	963,314
NN Group NV (a)	145,285	4,742,784
QIAGEN NV †(a)	6,008	133,596
Randstad Holding NV (a)	40,585	2,244,824
Wolters Kluwer NV (a)	36,203	1,442,963

		20,056,383

Norway - 0.1%
Orkla ASA (a)	15,168	137,191
Yara International ASA (a)	25,327	950,770

		1,087,961

Portugal - 0.2%
Galp Energia SGPS SA (a)	94,316	1,184,314
Jeronimo Martins SGPS SA (a)	65,140	1,064,842
NOS SGPS SA	32,854	218,813

		2,467,969

Singapore - 0.4%
ComfortDelGro Corp. Ltd.	310,200	672,320
Genting Singapore plc	1,027,100	635,879
SATS Ltd.	140,200	410,712
Singapore Airlines Ltd.	238,900	2,024,252

		3,743,163

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

	SHARES	VALUE (Note 5)
Spain - 2.1%
Abertis Infraestructuras SA (a)	55,582	$912,625
ACS Actividades de Construccion y Servicios SA (a)	63,922	1,901,054
Aena SA 144A †(a)(b)	1,359	175,228
Almirall SA	77,246	1,295,696
Ebro Foods SA	40,979	893,141
Enagas SA (a)	66,516	1,996,458
Endesa SA (a)	178,998	3,430,193
Ferrovial SA (a)	8,398	180,229
Gamesa Corp. Tecnologica SA (a)	112,271	2,209,417
Gas Natural SDG SA (a)	128,083	2,585,830
Iberdrola SA (a)	138,209	920,051
Industria de Diseno Textil SA (a)	21,969	736,392
Mapfre SA (a)	162,561	349,862
Mediaset Espana Comunicacion SA (a)	105,942	1,215,972
Repsol SA (a)	156,246	1,756,821
Tecnicas Reunidas SA (a)	15,478	434,190

		20,993,159

Sweden - 1.7%
BillerudKorsnas AB	136,799	2,233,161
Boliden AB (a)	49,584	790,949
Electrolux AB, Series B (a)	112,435	2,952,524
Hexpol AB	19,298	214,111
Husqvarna AB, Class B	116,991	854,313
NCC AB, Class B	39,997	1,455,783
Nibe Industrier AB, Class B †	16,277	557,831
Securitas AB, Class B (a)	95,203	1,574,324
Skanska AB, Class B (a)	19,588	446,821
SKF AB, Class B (a)	21,224	382,596
Svenska Cellulosa AB SCA, Class B (a)	29,456	918,756
Swedish Match AB (a)	67,684	2,294,358
Swedish Orphan Biovitrum AB †	82,023	1,148,322
Tele2 AB, Class B (a)	66,948	619,650
TeliaSonera AB (a)	238,407	1,235,325

		17,678,824

Switzerland - 2.3%
Actelion Ltd. †(a)	30,219	4,509,877
Adecco SA †(a)	52,731	3,430,213
Baloise Holding AG	1,576	200,045
Clariant AG †	26,554	480,342
DKSH Holding AG †	1,946	133,101
Flughafen Zuerich AG	2,542	2,274,067
Galenica AG	802	1,203,548

	SHARES	VALUE (Note 5)
Switzerland - 2.3% (continued)
GAM Holding AG †	8,901	$128,612
Georg Fischer AG	478	386,014
Helvetia Holding AG	235	134,285
Lonza Group AG †	8,558	1,446,656
Nestle SA (a)	3,032	226,250
Partners Group Holding AG	1,258	505,400
Roche Holding AG (a)	2,459	603,784
Sika AG	123	486,912
Sonova Holding AG	1,630	208,028
Straumann Holding AG	1,046	360,026
Swiss Life Holding AG †(a)	9,566	2,538,509
Swiss Re AG (a)	30,357	2,803,155
Transocean Ltd. (1)(a)	12,022	106,936
Zurich Insurance Group AG †(a)	5,452	1,264,381

		23,430,141

United Kingdom - 0.6%
Dialog Semiconductor plc †(a)	63,714	2,514,703
Fiat Chrysler Automobiles NV †(a)	188,656	1,522,418
Subsea 7 SA †(a)	113,396	855,376
Unilever NV CVA (a)	17,068	767,356

		5,659,853

United States - 0.0% (c)
Thomson Reuters Corp. (1)(a)	9,782	396,326

TOTAL COMMON STOCKS (cost $222,618,838)		240,360,201

SHORT-TERM INVESTMENTS - 86.2%

Investment Companies - 52.0%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.200% (d)	3,904,147	3,904,147
Dreyfus Treasury Cash Management, Class I, 0.180% (d)	15,616,588	15,616,588
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% (d) (e)	322,772,613	322,772,613
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.170% (d)(e)	164,387,614	164,387,614
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.180% (d)	19,520,734	19,520,734

Total Investment Companies (cost $526,201,696)		526,201,696

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
U.S. Treasury Obligations - 34.2%
U.S. Treasury Bill, 0.465%, 08/04/2016 (f)	$1,646	$1,644,292
U.S. Treasury Bill, 0.422%, 08/11/2016 (f)	28,228	28,195,312
U.S. Treasury Bill, 0.498%, 07/07/2016 (f)	19,007	18,994,988
U.S. Treasury Bill, 0.471%, 07/14/2016 (f)	13,929	13,921,416
U.S. Treasury Bill, 0.456%, 08/25/2016 (f)	21,451	21,421,520
U.S. Treasury Bill, 0.441%, 09/22/2016 (f)	31,077	31,020,347
U.S. Treasury Bill, 0.455%, 09/29/2016 (f)	15,427	15,397,550
U.S. Treasury Bill, 0.479%, 09/01/2016 (f)	38,194	38,138,351
U.S. Treasury Bill, 0.476%, 09/08/2016 (f)	14,700	14,677,641
U.S. Treasury Bill, 0.516%, 06/23/2016 (f)	13,655	13,648,473
U.S. Treasury Bill, 0.370%, 07/21/2016 (f)	10,345	10,336,465
U.S. Treasury Bill, 0.145%, 04/28/2016 (f)	36,237	36,232,325
U.S. Treasury Bill, 0.345%, 05/26/2016 (f)	7,251	7,249,528
U.S. Treasury Bill, 0.409%, 08/18/2016 (f)	10,047	10,033,989
U.S. Treasury Bill, 0.327%, 05/19/2016 (f)	46,553	46,544,853
U.S. Treasury Bill, 0.536%, 06/09/2016 (f)	9,879	9,875,552
U.S. Treasury Bill, 0.511%, 09/15/2016 (f)	17,673	17,646,102
U.S. Treasury Bill, 0.343%, 05/12/2016 (f)	10,634	10,632,830
Total U.S. Treasury Obligations (cost $345,465,119)		345,611,534

TOTAL SHORT-TERM INVESTMENTS (cost $871,666,815)		871,813,230

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (cost $1,094,285,653)		1,112,173,431

SECURITIES SOLD SHORT - (18.8)%	SHARES
COMMON STOCKS - (18.6)%

Austria - 0.0% (c)
ams AG	(7,807)	(267,541)

Belgium - (0.6)%
Anheuser-Busch InBev SA/NV	(30,420)	(3,779,284)
Telenet Group Holding NV †	(5,516)	(278,775)
UCB SA	(18,786)	(1,434,033)
Umicore SA	(10,979)	(544,998)

		(6,037,090)

	SHARES	VALUE (Note 5)
Canada - (4.7)%
Agnico Eagle Mines Ltd. (1)	(61,713)	$(2,232,835)
Agrium, Inc. (1)	(12,869)	(1,136,237)
AltaGas Ltd. (1)	(50,309)	(1,293,798)
Canadian National Railway Co. (1)	(9,061)	(566,230)
Canadian Natural Resources Ltd. (1)	(28,483)	(770,439)
Canadian Utilities Ltd., Class A (1)	(64,533)	(1,806,179)
Cenovus Energy, Inc. (1)	(54,885)	(714,192)
DH Corp. (1)	(7,996)	(237,833)
Eldorado Gold Corp. (1)	(53,646)	(168,528)
Enbridge, Inc. (1)	(69,684)	(2,712,780)
Fairfax Financial Holdings Ltd. (1)	(1,086)	(607,968)
First Quantum Minerals Ltd. (1)	(126,095)	(664,092)
Fortis, Inc. (1)	(30,750)	(963,875)
Franco-Nevada Corp. (1)	(32,820)	(2,015,571)
Gildan Activewear, Inc. (1)	(104,583)	(3,188,825)
Goldcorp, Inc. (1)	(62,960)	(1,021,418)
Hudson’s Bay Co. (1)	(63,745)	(941,880)
Husky Energy, Inc. (1)	(52,738)	(656,611)
Imperial Oil Ltd. (1)	(55,962)	(1,869,637)
Inter Pipeline Ltd. (1)	(55,449)	(1,142,068)
Keyera Corp. (1)	(41,739)	(1,266,873)
Lundin Mining Corp. (1)†	(41,832)	(131,737)
Manulife Financial Corp. (1)	(24,972)	(353,405)
Methanex Corp. (1)	(86,346)	(2,775,039)
Pembina Pipeline Corp. (1)	(127,686)	(3,451,823)
Potash Corp of Saskatchewan, Inc. (1)	(61,535)	(1,047,576)
Power Financial Corp. (1)	(17,966)	(449,167)
PrairieSky Royalty Ltd. (1)	(43,786)	(830,712)
Precision Drilling Corp. (1)	(405,918)	(1,700,246)
Restaurant Brands International, Inc. (1)	(55,038)	(2,137,530)
Rogers Communications, Inc., Class B (1)	(36,827)	(1,474,498)
Silver Wheaton Corp. (1)	(131,308)	(2,178,778)
Suncor Energy, Inc. (1)	(15,260)	(424,989)
Toronto-Dominion Bank (The) (1)	(4,060)	(175,248)
Tourmaline Oil Corp. (1)†	(38,958)	(824,905)
TransCanada Corp. (1)	(75,637)	(2,973,648)
Veresen, Inc. (1)	(22,173)	(149,726)
Vermilion Energy, Inc. (1)	(26,078)	(763,214)
Yamana Gold, Inc. (1)	(43,227)	(131,137)

		(47,951,247)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

	SHARES	VALUE (Note 5)
Denmark - (0.6)%
AP Moeller - Maersk A/S, Class B	(599)	$(785,308)
Carlsberg A/S, Class B	(9,373)	(891,236)
Coloplast A/S, Class B	(5,003)	(378,592)
Danske Bank A/S	(22,583)	(637,303)
Novozymes A/S, Class B	(43,305)	(1,944,673)
Tryg A/S	(56,210)	(1,088,603)

		(5,725,715)

Finland - (0.4)%
Nokia OYJ	(392,058)	(2,325,780)
Nokian Renkaat OYJ	(24,258)	(855,836)
Wartsila OYJ Abp	(9,019)	(407,685)

		(3,589,301)

Germany - (2.6)%
Axel Springer SE	(6,536)	(351,820)
BASF SE	(3,754)	(282,284)
Bayerische Motoren Werke AG	(35,374)	(3,247,538)
Beiersdorf AG	(12,440)	(1,120,522)
Bilfinger SE	(29,966)	(1,261,503)
Commerzbank AG †	(54,493)	(472,812)
Continental AG	(6,871)	(1,558,411)
Daimler AG	(41,105)	(3,145,873)
Deutsche Bank AG	(95,646)	(1,623,800)
Deutsche Post AG	(24,016)	(666,537)
Deutsche Telekom AG	(109,533)	(1,963,743)
Duerr AG	(10,303)	(808,133)
E.ON SE	(63,886)	(610,876)
Fresenius Medical Care AG & Co. KGaA	(9,530)	(840,793)
GEA Group AG	(5,141)	(250,834)
Infineon Technologies AG	(39,663)	(562,355)
Rocket Internet SE 144A †(b)	(28,491)	(795,295)
RWE AG	(309,278)	(3,978,694)
SAP SE	(16,677)	(1,341,971)
Telefonica Deutschland Holding AG	(138,015)	(746,079)
ThyssenKrupp AG	(29,926)	(619,836)
Zalando SE 144A †(b)	(15,995)	(524,400)

		(26,774,109)

Italy - (0.7)%
Banca Monte dei Paschi di Siena SpA †	(635,298)	(362,386)
Banco Popolare SC †	(31,556)	(216,687)
Intesa Sanpaolo SpA	(278,493)	(770,038)
Luxottica Group SpA	(9,410)	(518,377)
Mediaset SpA	(323,361)	(1,333,029)

	SHARES	VALUE (Note 5)
Italy - (0.7)% (continued)
Salvatore Ferragamo SpA	(55,808)	$(1,423,486)
Telecom Italia SpA †	(1,011,946)	(1,090,696)
UniCredit SpA	(34,015)	(122,624)
Unione di Banche Italiane SpA	(324,300)	(1,197,752)

		(7,035,075)

Luxembourg - (0.2)%
Millicom International Cellular SA SDR	(2,493)	(135,992)
Tenaris SA	(140,719)	(1,746,008)

		(1,882,000)

Netherlands - (1.1)%
Aalberts Industries NV	(6,195)	(214,528)
Aegon NV	(80,099)	(440,207)
Altice NV, Class A †	(50,132)	(890,505)
ASML Holding NV	(20,263)	(2,039,155)
Gemalto NV	(36,642)	(2,704,626)
Koninklijke KPN NV	(540,036)	(2,261,434)
SBM Offshore NV †	(198,233)	(2,518,026)

		(11,068,481)

Norway - (0.5)%
DNB ASA	(122,390)	(1,445,217)
Gjensidige Forsikring ASA	(57,746)	(983,743)
Marine Harvest ASA †	(57,384)	(883,474)
Norsk Hydro ASA	(125,612)	(516,079)
Schibsted ASA, Class A	(47,870)	(1,396,601)

		(5,225,114)

Portugal - (0.3)%
Banco Comercial Portugues SA †	(24,289,005)	(985,256)
EDP - Energias de Portugal SA	(574,206)	(2,038,685)

		(3,023,941)

Singapore - (1.4)%
CapitaLand Ltd.	(596,600)	(1,356,858)
City Developments Ltd.	(103,300)	(625,447)
DBS Group Holdings Ltd.	(127,500)	(1,452,477)
Global Logistic Properties Ltd.	(373,300)	(532,423)
Golden Agri-Resources Ltd.	(1,411,500)	(429,415)
Hutchison Port Holdings Trust (1)	(1,192,000)	(619,840)
Jardine Cycle & Carriage Ltd.	(5,900)	(175,192)
Keppel Corp. Ltd.	(618,800)	(2,675,392)
Oversea-Chinese Banking Corp. Ltd.	(244,700)	(1,603,687)
Singapore Post Ltd.	(957,500)	(1,161,022)
Singapore Press Holdings Ltd.	(45,700)	(135,549)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

	SHARES	VALUE (Note 5)
Singapore - (1.4)% (continued)
Singapore Telecommunications Ltd.	(596,700)	$(1,689,051)
United Overseas Bank Ltd.	(73,100)	(1,022,523)
Wilmar International Ltd.	(62,400)	(155,604)

		(13,634,480)

Spain - (1.8)%
Amadeus IT Holding SA, Class A	(28,772)	(1,230,404)
Atresmedia Corp. de Medios de Comunicacion SA	(68,733)	(751,501)
Banco Bilbao Vizcaya Argentaria SA	(99,034)	(653,948)
Banco de Sabadell SA	(741,014)	(1,330,751)
Banco Popular Espanol SA	(329,408)	(854,912)
Banco Santander SA	(352,687)	(1,548,960)
Bankia SA	(451,388)	(424,934)
Bankinter SA	(248,293)	(1,749,411)
CaixaBank SA	(579,368)	(1,707,728)
Cellnex Telecom SAU 144A (b)	(203,050)	(3,237,244)
Distribuidora Internacional de Alimentacion SA †	(137,048)	(710,119)
Grifols SA	(35,797)	(795,315)
Obrascon Huarte Lain SA	(97,060)	(618,079)
Telefonica SA	(169,827)	(1,898,092)
Zardoya Otis SA	(59,925)	(695,559)

		(18,206,957)

Sweden - (1.3)%
Alfa Laval AB	(9,731)	(158,936)
Assa Abloy AB, Class B	(100,243)	(1,973,534)
Getinge AB, Class B	(37,523)	(863,195)
Hennes & Mauritz AB, Class B	(55,800)	(1,857,256)
Hexagon AB, Class B	(48,748)	(1,894,610)
Modern Times Group MTG, Class B	(5,004)	(149,722)
Sandvik AB	(62,610)	(646,634)
Svenska Handelsbanken AB, Class A	(168,408)	(2,136,444)
Swedbank AB, Class A	(90,920)	(1,952,644)
Telefonaktiebolaget LM Ericsson, Class B	(83,642)	(837,483)
Trelleborg AB, Class B	(11,422)	(225,543)
Volvo AB, Class B	(64,055)	(701,576)

		(13,397,577)

Switzerland - (1.8)%
Aryzta AG †	(35,797)	(1,479,323)
Barry Callebaut AG †	(646)	(700,399)
Chocoladefabriken Lindt & Spruengli AG	(90)	(557,643)
Cie Financiere Richemont SA	(33,054)	(2,183,232)

	SHARES	VALUE (Note 5)
Switzerland - (1.8)% (continued)
Dufry AG †	(26,805)	$(3,292,028)
Geberit AG	(1,129)	(421,845)
Julius Baer Group Ltd. †	(32,396)	(1,388,394)
LafargeHolcim Ltd. †	(78,953)	(3,707,605)
OC Oerlikon Corp. AG †	(67,128)	(692,327)
Schindler Holding AG	(735)	(135,408)
Swatch Group AG (The)	(4,500)	(1,552,539)
Swisscom AG	(2,122)	(1,151,735)
UBS Group AG	(79,520)	(1,279,162)

		(18,541,640)

United Kingdom - (0.6)%
CNH Industrial NV	(685,277)	(4,652,482)
RELX NV	(66,595)	(1,161,054)

		(5,813,536)

United States - 0.0% (c)
Valeant Pharmaceuticals International, Inc. (1)†	(14,193)	(372,105)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $187,714,144)		(188,545,909)

PREFERRED STOCKS - (0.2)%

Germany - (0.2)%
Henkel AG & Co. KGaA	(6,367)	(700,419)
Volkswagen AG	(9,501)	(1,205,936)

TOTAL PREFERRED STOCKS SOLD SHORT (proceeds $2,399,372)		(1,906,355)

TOTAL SECURITIES SOLD SHORT, AT VALUE (proceeds $190,113,516)		(190,452,264)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 91.1% (cost $904,172,137)		921,721,167

OTHER ASSETS IN EXCESS OF LIABILITIES - 8.9% (g)		90,060,947

NET ASSETS - 100.0%		$1,011,782,114

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(4,737,938)	(0.5%)
Consumer Staples	13,660,946	1.4
Energy	(9,815,009)	(1.0)
Financials	(168,566)	0.0 (c)
Health Care	14,415,235	1.4
Industrials	48,643,554	4.8
Information Technology	(5,440,636)	(0.5)
Materials	(4,604,791)	(0.5)
Telecommunication Services	(6,176,290)	(0.6)
Utilities	4,131,432	0.4
Investment Companies	526,201,696	52.0
U.S. Treasury Obligations	345,611,534	34.2

Total Investments In Securities, At Value	921,721,167	91.1
Other Assets in Excess of Liabilities (g)	90,060,947	8.9

Net Assets	$1,011,782,114	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

†	Non-income producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At March 31, 2016, the value of these securities was $191,810,997. In addition, $19,268,296 of cash collateral was pledged.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Represents less than 0.05% of net assets.
(d)	Represents annualized seven-day yield as of the close of the reporting period.
(e)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(f)	The rate shown is the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certification

SDR - Special Drawing Rights

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total return swap contracts outstanding as of March 31, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	MSCI Singapore Index April Futures	04/2016	SGD	31,745	$107
Goldman Sachs	Swiss Market Index June Futures	06/2016	CHF	19,560,450	(314,227)

					$(314,120)

Open futures contracts outstanding at March 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
89	Barclays Capital	Amsterdam Index Futures	04/2016	$8,960,776	$8,905,956	$(54,820)
461	Barclays Capital	CAC40 Index Futures	04/2016	23,365,710	22,994,609	(371,101)
74	Barclays Capital	DAX Index Futures	06/2016	20,993,419	21,051,149	57,730
474	Barclays Capital	FTSE 100 Index Futures	06/2016	41,372,484	41,616,233	243,749
61	Barclays Capital	FTSE/MIB Index Futures	06/2016	6,346,975	6,141,565	(205,410)
52	Barclays Capital	Hang Seng Index Futures	04/2016	6,809,935	6,973,799	163,864
62	Barclays Capital	IBEX 35 Index Futures	04/2016	6,302,150	6,130,707	(171,443)
93	Barclays Capital	MSCI Singapore Index Futures	04/2016	2,193,806	2,200,371	6,565
465	Barclays Capital	OMXS30 Index Futures	04/2016	7,802,309	7,701,075	(101,234)
3,293	Barclays Capital	S&P 500 E-Mini Futures	06/2016	329,748,795	337,779,475	8,030,680
149	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	06/2016	17,989,122	18,057,825	68,703
162	Barclays Capital	SPI 200 Index Futures	06/2016	15,865,928	15,727,535	(138,393)
410	Barclays Capital	TOPIX Index Futures	06/2016	48,743,434	49,089,253	345,819

				$536,494,843	$544,369,552	$7,874,709

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Forward foreign currency exchange contracts outstanding as of March 31, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/15/16	CitiBank	AUD	16,995,000	$12,213,867	$12,983,194	$769,327
Canadian Dollar, Expiring 06/15/16	CitiBank	CAD	29,291,410	21,717,449	22,554,911	837,462
Swiss Franc, Expiring 06/15/16	CitiBank	CHF	13,910,582	14,039,468	14,514,660	475,192
Danish Krone, Expiring 06/15/16	CitiBank	DKK	12,635,000	1,880,244	1,933,960	53,716
Euro, Expiring 06/15/16	CitiBank	EUR	17,658,880	19,458,840	20,139,829	680,989
British Pound, Expiring 06/15/16	CitiBank	GBP	24,108,001	33,789,542	34,633,288	843,746
Hong Kong Dollar, Expiring 06/15/16	CitiBank	HKD	44,519,000	5,729,741	5,741,373	11,632
Israeli Shekel, Expiring 06/15/16	CitiBank	ILS	4,696,000	1,210,809	1,252,348	41,539
Japanese Yen, Expiring 06/15/16	CitiBank	JPY	4,583,398,001	40,543,860	40,812,189	268,329
Norwegian Krone, Expiring 06/15/16	CitiBank	NOK	32,583,515	3,786,727	3,936,242	149,515
New Zealand Dollar, Expiring 06/15/16	CitiBank	NZD	466,999	307,206	321,554	14,348
Swedish Krona, Expiring 06/15/16	CitiBank	SEK	24,354,762	2,873,105	3,008,089	134,984
Singapore Dollar, Expiring 06/15/16	CitiBank	SGD	14,789,715	10,510,328	10,967,978	457,650

				$168,061,186	$172,799,615	$4,738,429

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 06/15/16	CitiBank	CAD	(2,386,000)	$(1,783,799)	$(1,837,263)	$(53,464)
Swiss Franc, Expiring 06/15/16	CitiBank	CHF	(541,000)	(549,833)	(564,493)	(14,660)
Danish Krone, Expiring 06/15/16	CitiBank	DKK	(45,980,557)	(6,722,541)	(7,037,956)	(315,415)
Euro, Expiring 06/15/16	CitiBank	EUR	(6,542,000)	(7,211,176)	(7,461,104)	(249,928)
Norwegian Krone, Expiring 06/15/16	CitiBank	NOK	(28,000)	(3,255)	(3,383)	(128)
Swedish Krona, Expiring 06/15/16	CitiBank	SEK	(18,925,000)	(2,278,786)	(2,337,451)	(58,665)
Singapore Dollar, Expiring 06/15/16	CitiBank	SGD	(206,000)	(148,883)	(152,769)	(3,886)

				(18,698,273)	(19,394,419)	(696,146)

				$149,362,913	$153,405,196	$4,042,283

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total Return Basket Swaps* Outstanding at March 31, 2016

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays or receives the JPY/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	38 months maturity 08/22/2016	$3,681,723

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Japan
ABC-Mart, Inc.	2,100	$124,962	$9,437
Ajinomoto Co., Inc.	24,000	569,990	(28,865)
Alfresa Holdings Corp.	54,800	996,864	54,854
Alps Electric Co. Ltd.	42,400	907,941	(168,098)
Amada Holdings Co. Ltd.	202,700	1,997,285	(22,222)
Asahi Kasei Corp.	24,000	209,721	(47,632)
Astellas Pharma, Inc.	62,300	926,630	(98,693)
Bandai Namco Holdings, Inc.	202,400	4,412,701	(702)
Bank of Yokohama Ltd. (The)	44,000	281,860	(83,893)
Bridgestone Corp.	23,700	867,998	16,554
Central Japan Railway Co.	3,000	494,977	35,577
Chiba Bank Ltd. (The)	27,000	180,978	(46,500)
Chubu Electric Power Co., Inc.	383,500	5,480,878	(129,004)
Chugoku Bank Ltd. (The)	18,100	273,621	(85,252)
Dai Nippon Printing Co. Ltd.	14,000	128,396	(4,159)
Daicel Corp.	44,900	606,595	5,455
Dai-ichi Life Insurance Co. Ltd. (The)	248,500	3,293,778	(282,086)
Daiichi Sankyo Co. Ltd.	26,400	559,070	26,882
DeNA Co. Ltd.	152,500	2,511,534	113,468
Dentsu, Inc.	3,500	188,157	(12,574)
Disco Corp.	4,900	476,077	(61,483)
Ezaki Glico Co. Ltd.	8,500	436,572	(1,178)
Fuji Electric Co. Ltd.	58,000	252,069	(51,530)
Fuji Heavy Industries Ltd.	88,300	3,240,488	(122,329)
FUJIFILM Holdings Corp.	33,500	1,376,248	(52,083)
Fujitsu Ltd.	59,000	340,835	(122,667)
Fukuoka Financial Group, Inc.	38,000	162,819	(39,034)
Gunma Bank Ltd. (The)	74,000	512,585	(206,941)
Hachijuni Bank Ltd. (The)	43,000	336,593	(151,346)
Hakuhodo DY Holdings, Inc.	98,200	1,086,991	24,806
Haseko Corp.	299,700	3,457,995	(667,641)
Hikari Tsushin, Inc.	2,200	150,891	16,529
Hino Motors Ltd.	26,000	299,527	(18,581)
Hiroshima Bank Ltd. (The)	33,000	191,765	(71,357)
Hitachi Chemical Co. Ltd.	59,500	962,764	106,438

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Hitachi High-Technologies Corp.	39,500	$1,058,215	$53,745
Hitachi Metals Ltd.	57,900	657,296	(60,213)
Hokuhoku Financial Group, Inc.	168,000	420,158	(199,408)
Hoshizaki Electric Co. Ltd.	3,300	233,863	41,393
Hoya Corp.	83,500	3,319,333	(145,445)
Ibiden Co. Ltd.	11,100	194,620	(58,911)
Idemitsu Kosan Co. Ltd.	44,900	703,123	98,041
Inpex Corp.	189,700	1,750,629	(314,053)
Isuzu Motors Ltd.	173,600	2,054,221	(263,541)
ITOCHU Corp.	10,400	132,172	(4,368)
Itochu Techno-Solutions Corp.	92,700	1,891,054	(141,923)
Iyo Bank Ltd. (The)	18,800	223,933	(101,021)
Izumi Co. Ltd.	12,300	573,220	(42,376)
Japan Airlines Co. Ltd.	87,800	3,207,187	11,559
Japan Petroleum Exploration Co. Ltd.	68,100	1,869,956	(347,536)
JSR Corp.	20,900	372,155	(71,627)
JTEKT Corp.	115,400	1,746,282	(248,806)
JX Holdings, Inc.	571,000	2,313,743	(115,185)
Kaken Pharmaceutical Co. Ltd.	35,100	2,738,681	(616,933)
Kamigumi Co. Ltd.	98,000	883,148	38,768
Kaneka Corp.	196,000	1,767,342	(89,027)
Kansai Electric Power Co., Inc. (The)	45,100	486,351	(87,315)
KDDI Corp.	15,100	412,611	(9,731)
Kewpie Corp.	35,100	833,017	(38,555)
Kobayashi Pharmaceutical Co. Ltd.	1,500	126,242	5,324
Koito Manufacturing Co. Ltd.	13,700	583,820	36,528
Konami Holdings Corp.	88,300	2,145,423	464,210
Konica Minolta, Inc.	204,600	2,176,198	(440,862)
Kose Corp.	7,600	636,942	101,909
LIXIL Group Corp.	22,400	503,580	(46,682)
Mazda Motor Corp.	102,100	2,045,070	(460,292)
Medipal Holdings Corp.	139,000	2,428,153	(229,500)
MEIJI Holdings Co. Ltd.	12,000	913,407	50,898
Miraca Holdings, Inc.	5,300	250,797	(33,220)
Mitsubishi Chemical Holdings Corp.	43,400	268,131	(41,535)
Mitsubishi Electric Corp.	247,000	2,811,823	(223,775)
Mitsubishi Motors Corp.	637,000	5,712,129	(956,973)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Mitsubishi Tanabe Pharma Corp.	129,800	$2,392,716	$(137,357)
Mitsubishi UFJ Lease & Finance Co. Ltd.	121,200	614,717	(83,336)
Mitsui Chemicals, Inc.	332,000	1,444,727	(339,619)
Mixi, Inc.	98,500	3,622,540	30,576
Mizuho Financial Group, Inc.	81,300	147,570	(26,410)
MS&AD Insurance Group Holdings, Inc.	68,400	2,027,120	(120,725)
Murata Manufacturing Co. Ltd.	7,700	1,063,145	(134,010)
Nankai Electric Railway Co. Ltd.	24,000	134,716	(4,500)
Nexon Co. Ltd.	145,800	2,297,578	188,954
NHK Spring Co. Ltd.	210,400	2,156,285	(144,284)
Nintendo Co. Ltd.	7,600	1,363,507	(283,180)
Nippon Express Co. Ltd.	416,000	2,141,882	(250,544)
Nippon Shokubai Co. Ltd.	26,800	1,713,166	(348,008)
Nippon Telegraph & Telephone Corp.	92,600	3,675,790	324,299
Nippon Yusen KK	1,019,000	1,999,015	(34,065)
Nisshin Seifun Group, Inc.	61,300	1,015,204	(41,692)
Nissin Foods Holdings Co. Ltd.	2,700	137,097	(10,280)
Nitori Holdings Co. Ltd.	2,700	172,934	74,116
Nitto Denko Corp.	13,400	768,780	(22,086)
NOK Corp.	74,100	1,929,828	(665,647)
Nomura Research Institute Ltd.	23,940	935,891	(129,664)
NSK Ltd.	94,400	982,770	(118,734)
NTN Corp.	248,000	1,040,485	(249,719)
NTT Data Corp.	9,400	467,412	3,983
Obic Co. Ltd.	9,200	462,271	24,075
Olympus Corp.	11,500	412,870	33,608
Omron Corp.	17,500	435,936	84,560
Oracle Corp. Japan	23,400	1,104,022	208,307
Osaka Gas Co. Ltd.	252,000	961,009	6,305
Otsuka Corp.	38,200	1,932,528	82,568
Otsuka Holdings Co. Ltd.	74,700	2,618,422	94,805
Panasonic Corp.	337,900	3,180,999	(120,717)
Pola Orbis Holdings, Inc.	55,900	3,782,489	847,848
Recruit Holdings Co. Ltd.	16,700	556,563	(47,369)
Resona Holdings, Inc.	76,500	430,926	(158,162)
Rohm Co. Ltd.	38,800	1,809,601	(177,795)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Sankyo Co. Ltd.	56,200	$2,190,335	$(97,626)
Santen Pharmaceutical Co. Ltd.	96,600	1,509,490	(57,545)
Sekisui Chemical Co. Ltd.	105,100	1,369,736	(75,854)
Shimadzu Corp.	73,000	1,176,335	(31,080)
Shimamura Co. Ltd.	13,100	1,429,009	206,282
Shionogi & Co. Ltd.	27,800	1,304,138	2,496
SMC Corp.	1,400	317,785	6,634
Sojitz Corp.	2,836,000	5,694,963	127,539
Sompo Japan Nipponkoa Holdings, Inc.	53,100	1,768,763	(263,831)
Sony Corp.	33,900	923,940	(52,333)
Sugi Holdings Co. Ltd.	24,600	1,242,698	55,182
Sumitomo Chemical Co. Ltd.	435,000	2,310,901	(341,915)
Sumitomo Corp.	37,900	337,558	38,522
Sumitomo Electric Industries Ltd.	15,500	209,383	(21,431)
Sumitomo Heavy Industries Ltd.	114,000	668,927	(198,377)
Sumitomo Rubber Industries Ltd.	16,100	242,646	6,119
Sundrug Co. Ltd.	19,900	1,306,280	181,115
Suzuken Co. Ltd.	90,000	3,312,928	(258,222)
Suzuki Motor Corp.	25,900	732,501	(39,969)
T&D Holdings, Inc.	172,500	2,067,520	(456,190)
Taiheiyo Cement Corp.	913,000	2,174,969	(73,599)
Teijin Ltd.	431,000	1,546,017	(45,149)
Toho Co. Ltd.	6,900	167,358	14,018
Toho Gas Co. Ltd.	144,000	977,205	44,893
Tohoku Electric Power Co., Inc.	147,700	2,090,067	(186,589)
Tokio Marine Holdings, Inc.	9,700	396,136	(68,393)
Tokyo Broadcasting System Holdings, Inc.	21,800	324,974	12,780
Tokyo Electric Power Co. Holdings, Inc.	592,100	3,574,133	(321,346)
Tokyo Gas Co. Ltd.	599,000	2,929,373	(137,167)
Toppan Printing Co. Ltd.	236,000	2,071,742	(93,063)
Tosoh Corp.	352,000	1,644,798	(166,546)
TOTO Ltd.	6,700	242,499	(33,949)
Toyo Suisan Kaisha Ltd.	38,500	1,430,316	(48,309)
Toyoda Gosei Co. Ltd.	25,100	550,608	(66,543)
Toyota Boshoku Corp.	120,800	2,165,993	(197,634)
Toyota Tsusho Corp.	30,000	564,736	112,542
Tsuruha Holdings, Inc.	15,600	1,416,412	117,913

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
West Japan Railway Co.	11,100	$670,256	$15,138
Yamaguchi Financial Group, Inc.	15,000	206,328	(70,142)
Yamazaki Baking Co. Ltd.	28,000	584,504	4,853

			(10,752,963)

Total of Long Equity Positions			(10,752,963)

Short Positions

Common Stocks
Japan
Acom Co. Ltd.	(868,900)	(3,705,977)	(669,017)
Advantest Corp.	(122,200)	(1,073,263)	(55,607)
Aeon Co. Ltd.	(166,300)	(2,165,770)	(236,603)
AEON Financial Service Co. Ltd.	(83,700)	(1,713,009)	(257,481)
Aisin Seiki Co. Ltd.	(29,500)	(1,210,547)	100,172
ANA Holdings, Inc.	(449,000)	(1,325,006)	60,335
Aozora Bank Ltd.	(38,000)	(133,053)	415
Asahi Glass Co. Ltd.	(168,000)	(1,037,095)	117,827
Asahi Group Holdings Ltd.	(16,200)	(542,637)	38,417
Asics Corp.	(61,500)	(1,491,363)	394,624
Bank of Kyoto Ltd. (The)	(89,000)	(584,100)	3,859
Brother Industries Ltd.	(47,700)	(535,489)	(12,369)
Calbee, Inc.	(39,200)	(1,675,667)	120,339
Canon, Inc.	(41,600)	(1,346,844)	106,209
Century Tokyo Leasing Corp.	(16,500)	(569,501)	(41,585)
Chiyoda Corp.	(68,000)	(651,056)	152,461
Chugai Pharmaceutical Co. Ltd.	(41,700)	(1,520,623)	230,286
Chugoku Electric Power Co., Inc. (The)	(147,500)	(2,039,270)	49,260
Citizen Holdings Co. Ltd.	(83,000)	(595,024)	124,719
Credit Saison Co. Ltd.	(49,900)	(994,233)	126,186
Daikin Industries Ltd.	(21,400)	(1,574,209)	(24,040)
Daiwa Securities Group, Inc.	(255,000)	(1,577,675)	10,340
Denso Corp.	(84,200)	(3,977,227)	597,392
Eisai Co. Ltd.	(5,100)	(306,887)	266
Electric Power Development Co. Ltd.	(30,000)	(1,055,062)	119,183
FamilyMart Co. Ltd.	(34,200)	(1,646,772)	(129,421)
Fast Retailing Co. Ltd.	(8,900)	(3,118,782)	275,015
Hamamatsu Photonics KK	(104,600)	(2,760,106)	(122,570)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Hankyu Hanshin Holdings, Inc.	(60,000)	$(379,023)	$(3,610)
Hirose Electric Co. Ltd.	(4,100)	(549,853)	97,996
Hitachi Construction Machinery Co. Ltd.	(68,200)	(1,097,384)	14,977
Hitachi Ltd.	(173,000)	(1,053,243)	242,418
Honda Motor Co. Ltd.	(60,800)	(2,153,953)	491,614
IHI Corp.	(1,939,000)	(5,118,384)	1,014,114
Isetan Mitsukoshi Holdings Ltd.	(69,000)	(978,295)	172,742
J Front Retailing Co. Ltd.	(23,200)	(330,228)	22,381
Japan Airport Terminal Co. Ltd.	(30,100)	(1,450,264)	381,974
Japan Display, Inc.	(272,000)	(780,858)	249,823
Japan Tobacco, Inc.	(33,900)	(1,317,437)	(93,571)
JFE Holdings, Inc.	(88,200)	(1,420,739)	236,194
Kajima Corp.	(34,000)	(185,279)	(27,705)
Kakaku.com, Inc.	(40,200)	(771,568)	26,211
Kansai Paint Co. Ltd.	(28,900)	(423,724)	(40,160)
Kao Corp.	(12,000)	(627,939)	(11,924)
Kawasaki Heavy Industries Ltd.	(150,000)	(512,650)	79,901
Keihan Holdings Co. Ltd.	(45,000)	(303,872)	(13,145)
Keikyu Corp.	(134,000)	(1,138,687)	(39,930)
Keio Corp.	(151,000)	(1,295,272)	(29,910)
Keisei Electric Railway Co. Ltd.	(39,000)	(505,338)	(43,341)
Keyence Corp.	(1,000)	(457,254)	(88,118)
Kikkoman Corp.	(37,000)	(1,193,287)	(21,295)
Kintetsu Group Holdings Co. Ltd.	(171,000)	(661,333)	(31,675)
Kirin Holdings Co. Ltd.	(114,700)	(1,665,297)	58,499
Kobe Steel Ltd.	(1,011,000)	(1,013,211)	124,606
Komatsu Ltd.	(61,300)	(1,064,623)	22,465
Kubota Corp.	(76,500)	(1,277,670)	233,464
Kyushu Electric Power Co., Inc.	(371,400)	(4,297,333)	768,082
M3, Inc.	(15,400)	(330,075)	(57,216)
Mabuchi Motor Co. Ltd.	(11,200)	(541,591)	20,517
Makita Corp.	(20,000)	(1,200,827)	(38,870)
Marubeni Corp.	(347,400)	(1,759,681)	2,043
Marui Group Co. Ltd.	(216,200)	(2,802,790)	(295,035)
Maruichi Steel Tube Ltd.	(13,100)	(362,074)	3,279
Minebea Co. Ltd.	(118,000)	(1,626,548)	706,567
MISUMI Group, Inc.	(50,700)	(669,261)	(55,601)
Mitsubishi Corp.	(16,500)	(262,007)	(17,197)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Mitsubishi Heavy Industries Ltd.	(334,000)	$(1,570,624)	$329,758
Mitsubishi Logistics Corp.	(201,000)	(2,743,520)	106,760
Mitsubishi Materials Corp.	(49,000)	(148,960)	10,714
Mitsubishi UFJ Financial Group, Inc.	(26,000)	(131,961)	11,487
Mitsui & Co. Ltd.	(11,300)	(126,434)	(3,499)
Mitsui OSK Lines Ltd.	(2,281,000)	(5,999,973)	1,359,114
Nagoya Railroad Co. Ltd.	(224,000)	(1,004,313)	(41,626)
NGK Insulators Ltd.	(16,000)	(400,181)	104,925
NGK Spark Plug Co. Ltd.	(123,400)	(3,385,314)	1,022,297
Nidec Corp.	(61,400)	(4,537,004)	335,870
Nippon Electric Glass Co. Ltd.	(82,000)	(425,755)	6,375
Nippon Paint Holdings Co. Ltd.	(131,700)	(3,155,616)	242,535
Nippon Steel & Sumitomo Metal Corp.	(89,600)	(1,799,266)	81,485
Nissan Motor Co. Ltd.	(287,700)	(2,709,673)	49,816
Nomura Holdings, Inc.	(116,400)	(625,978)	106,095
Obayashi Corp.	(13,600)	(94,266)	(39,784)
Odakyu Electric Railway Co. Ltd.	(277,000)	(2,954,746)	(58,432)
Ono Pharmaceutical Co. Ltd.	(8,000)	(330,944)	(7,477)
Oriental Land Co. Ltd.	(50,400)	(3,120,879)	(447,422)
ORIX Corp.	(43,400)	(620,357)	2,202
Park24 Co. Ltd.	(33,600)	(877,621)	(62,457)
Pigeon Corp.	(126,000)	(2,673,657)	(609,521)
Rakuten, Inc.	(166,700)	(1,720,281)	111,132
Ricoh Co. Ltd.	(348,400)	(3,784,251)	238,188
Rinnai Corp.	(11,600)	(1,062,496)	37,771
Ryohin Keikaku Co. Ltd.	(1,600)	(331,749)	(6,284)
Secom Co. Ltd.	(9,600)	(682,345)	(30,004)
Sega Sammy Holdings, Inc.	(15,900)	(235,055)	61,821
Seibu Holdings, Inc.	(81,300)	(1,776,535)	57,373
Seiko Epson Corp.	(60,000)	(1,041,296)	76,319
Sekisui House Ltd.	(27,300)	(471,052)	10,457
Seven & i Holdings Co. Ltd.	(30,700)	(1,356,873)	48,818
Seven Bank Ltd.	(132,500)	(504,694)	(60,826)
Shikoku Electric Power Co., Inc.	(122,000)	(1,869,007)	234,062
Shimano, Inc.	(17,900)	(2,874,029)	66,828
Shin-Etsu Chemical Co. Ltd.	(2,700)	(137,968)	(1,482)
Shinsei Bank Ltd.	(535,000)	(749,976)	51,736

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Shiseido Co. Ltd.	(32,900)	$(805,463)	$72,516
SoftBank Group Corp.	(89,600)	(4,750,419)	464,847
Sohgo Security Services Co. Ltd.	(15,700)	(761,391)	(88,662)
Stanley Electric Co. Ltd.	(84,400)	(1,876,205)	(31,332)
Sumco Corp.	(291,600)	(3,565,046)	1,734,198
Sumitomo Dainippon Pharma Co. Ltd.	(49,300)	(634,094)	66,950
Sumitomo Metal Mining Co. Ltd.	(55,000)	(714,855)	170,688
Suntory Beverage & Food Ltd.	(18,200)	(833,221)	14,457
Taisei Corp.	(150,000)	(1,037,368)	46,817
Taiyo Nippon Sanso Corp.	(94,400)	(867,395)	(29,583)
Takashimaya Co. Ltd.	(86,000)	(815,745)	96,888
THK Co. Ltd.	(46,300)	(846,260)	(6,045)
Tobu Railway Co. Ltd.	(79,000)	(400,051)	6,213
Tokyo Electron Ltd.	(4,800)	(333,303)	20,682
Tokyu Corp.	(64,000)	(495,214)	(40,812)
Toray Industries, Inc.	(28,000)	(246,753)	7,797
Toshiba Corp.	(2,973,000)	(6,762,589)	981,910
Toyo Seikan Group Holdings Ltd.	(191,700)	(3,568,316)	(18,885)
Toyota Industries Corp.	(46,400)	(2,418,601)	334,781
Toyota Motor Corp.	(41,000)	(2,302,414)	127,963
Unicharm Corp.	(241,100)	(5,331,023)	83,402
Yahoo Japan Corp.	(175,100)	(697,847)	(47,420)
Yakult Honsha Co. Ltd.	(41,500)	(2,341,977)	505,930
Yamaha Corp.	(13,100)	(335,010)	(59,061)
Yamaha Motor Co. Ltd.	(74,200)	(1,482,922)	249,666
Yamato Holdings Co. Ltd.	(251,200)	(5,365,517)	357,333
Yaskawa Electric Corp.	(170,500)	(2,111,253)	144,939
Yokogawa Electric Corp.	(13,000)	(172,710)	38,433
Yokohama Rubber Co. Ltd. (The)	(85,400)	(1,229,763)	(174,109)

			13,565,801

Total of Short Equity Positions			13,565,801

Total of Long and Short Equity Positions			2,812,838

Net Cash and Other Receivables/ (Payables) (b)			868,885

Swaps, at Value			$3,681,723

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays or receives the GBP/USD 1Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	38 months maturity 08/19/2016	$2,191,681

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
BHP Billiton plc	20,011	$180,935	$43,156

Ireland
DCC plc	41,135	2,969,828	657,990
Shire plc	9,237	486,130	40,701

			698,691

Luxembourg
Regus plc	263,461	1,108,798	87,033

Netherlands
Royal Dutch Shell plc	76,194	1,418,263	421,516

South Africa
Mondi plc	117,500	2,257,416	(10,434)

Switzerland
Coca-Cola HBC AG	67,948	1,351,538	89,391
Glencore plc	728,881	1,216,135	422,727
Wolseley plc	10,564	550,404	45,924

			558,042

United Kingdom
AA plc	41,107	168,846	(12,824)
Aggreko plc	8,810	122,075	13,975
Amec Foster Wheeler plc	322,654	1,816,236	265,632
Anglo American plc	16,847	119,516	13,311
ASOS plc	34,560	1,603,707	7,120
Barratt Developments plc	225,561	1,709,257	101,549
Bellway plc	51,653	1,887,507	55,483
Berkeley Group Holdings plc	99,451	4,602,713	(17,137)
BP plc	40,572	199,317	3,680
Britvic plc	87,815	856,909	38,058
BT Group plc	100,568	619,562	15,440
Burberry Group plc	21,228	405,509	9,495
Centrica plc	680,382	1,996,974	225,741
Close Brothers Group plc	20,601	389,105	(16,462)
Compass Group plc	8,742	128,649	25,458
Daily Mail & General Trust plc	53,647	502,013	33,248
Direct Line Insurance Group plc	25,106	118,333	14,835
Dixons Carphone plc	21,355	137,049	(6,541)
DS Smith plc	232,415	1,316,829	42,879

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
GKN plc	130,025	$578,366	$(40,017)
Hays plc	252,714	474,718	(36,019)
Henderson Group plc	57,072	214,980	(3,866)
Howden Joinery Group plc	123,906	876,781	(26,321)
Imperial Tobacco Group plc	36,900	1,774,997	268,056
Inchcape plc	46,004	444,080	33,065
Indivior plc	279,555	696,031	(42,257)
Informa plc	31,976	279,600	38,613
Intermediate Capital Group plc	60,479	476,654	60,121
International Consolidated Airlines Group SA	17,004	133,491	1,350
John Wood Group plc	280,154	2,369,302	97,799
Jupiter Fund Management plc	24,778	139,492	5,857
Just Eat plc	68,267	385,913	(16,324)
Kingfisher plc	266,229	1,330,114	105,817
Man Group plc	607,606	1,592,401	(264,369)
Marks & Spencer Group plc	256,698	1,718,451	(222,583)
Meggitt plc	357,409	1,886,354	197,200
Melrose Industries plc	147,660	609,411	145,950
Micro Focus International plc	12,869	259,109	30,651
National Grid plc	48,368	637,238	47,139
Pearson plc	11,350	177,440	(35,195)
Persimmon plc	71,772	1,851,208	293,429
Petrofac Ltd.	56,847	579,272	170,958
Playtech plc	15,414	200,582	(8,719)
Reckitt Benckiser Group plc	4,075	351,819	41,242
Rentokil Initial plc	531,119	1,169,296	177,547
Royal Mail plc	455,431	2,989,619	150,846
Severn Trent plc	33,618	1,009,706	37,533
Sky plc	9,050	125,292	7,694
Smith & Nephew plc	9,938	153,537	9,970
Smiths Group plc	151,475	2,081,899	253,875
Sports Direct International plc	158,889	885,924	(24,063)
Stagecoach Group plc	253,207	1,172,258	(257,265)
Tate & Lyle plc	23,790	203,490	(6,317)
Taylor Wimpey plc	1,159,788	2,895,965	264,883
Thomas Cook Group plc	812,660	1,323,903	(241,650)
Vedanta Resources plc	114,701	566,684	(3,311)
Whitbread plc	2,341	139,606	(6,717)
William Hill plc	245,844	1,304,087	(153,859)
WPP plc	30,856	656,632	61,557

			1,925,240

Total of Long Equity Positions			3,723,244

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Chile
Antofagasta plc	(327,400)	$(2,160,320)	$(39,974)

Luxembourg
B&M European Value Retail SA	(48,757)	(192,402)	6,663

United Kingdom
Aberdeen Asset Management plc	(389,283)	(1,765,141)	219,856
Admiral Group plc	(110,637)	(2,548,989)	(594,334)
ARM Holdings plc	(370,255)	(5,179,857)	(211,537)
Ashtead Group plc	(174,829)	(2,182,297)	17,396
Associated British Foods plc	(55,121)	(2,574,503)	(70,074)
AstraZeneca plc	(18,383)	(1,057,485)	31,128
Aviva plc	(296,408)	(2,038,368)	102,989
Babcock International Group plc	(36,393)	(521,228)	25,650
BAE Systems plc	(81,922)	(567,962)	(29,600)
Balfour Beatty plc	(39,117)	(140,352)	(2,752)
Booker Group plc	(315,653)	(745,363)	(34,869)
British American Tobacco plc	(84,399)	(4,423,780)	(511,533)
BTG plc	(135,373)	(1,162,699)	(43,948)
Bunzl plc	(72,110)	(1,891,267)	(200,411)
Capita plc	(154,534)	(2,553,055)	245,924
Cobham plc	(505,783)	(1,927,788)	352,763
Croda International plc	(14,343)	(581,410)	(43,124)
Diageo plc	(83,053)	(2,194,083)	(45,363)
easyJet plc	(69,752)	(1,601,516)	83,375
Essentra plc	(75,182)	(852,245)	(40,349)
Eurasian Resources Group	(15)	(49)	1
G4S plc	(49,222)	(185,751)	51,436
GlaxoSmithKline plc	(16,704)	(318,349)	(19,795)
Halma plc	(50,552)	(615,602)	(45,168)
Hargreaves Lansdown plc	(144,545)	(2,341,809)	(441,863)
HSBC Holdings plc	(97,221)	(654,737)	50,123
IMI plc	(31,923)	(391,630)	(44,399)
Inmarsat plc	(75,163)	(1,015,808)	(44,437)
Intertek Group plc	(11,865)	(446,983)	(91,744)
ITV plc	(193,308)	(765,599)	97,619
Johnson Matthey plc	(3,573)	(135,197)	(5,259)
Legal & General Group plc	(316,900)	(1,136,411)	68,630
Lloyds Banking Group plc	(2,853,224)	(2,585,852)	(193,184)
Merlin Entertainments plc	(49,478)	(320,345)	(8,609)
Old Mutual plc	(1,014,574)	(2,526,628)	(275,757)
Pennon Group plc	(45,583)	(566,765)	36,644
Provident Financial plc	(29,798)	(1,441,337)	174,891
Prudential plc	(120,394)	(2,322,629)	82,280
Rio Tinto plc	(10,465)	(245,872)	(47,469)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Rolls-Royce Holdings plc	(364,189)	$(3,506,811)	$(52,524)
Rotork plc	(118,067)	(304,673)	(4,859)
Royal Bank of Scotland Group plc	(273,086)	(1,062,227)	191,436
RSA Insurance Group plc	(134,823)	(789,753)	(129,054)
Schroders plc	(20,949)	(778,636)	(26,741)
Serco Group plc	(523,282)	(940,105)	170,203
Spectris plc	(27,824)	(652,160)	(82,223)
Spirax-Sarco Engineering plc	(2,909)	(144,307)	(7,561)
SSE plc	(29,438)	(604,735)	(25,247)
St. James’s Place plc	(254,175)	(3,329,556)	(12,423)
Standard Chartered plc	(38,799)	(313,723)	51,325
Standard Life plc	(511,260)	(2,893,408)	286,298
Tesco plc	(1,966,677)	(5,164,565)	(236,886)
Vodafone Group plc	(97,423)	(296,510)	(13,067)
Worldpay Group plc	(249,552)	(1,017,792)	34,617

			(1,261,579)

Total of Short Equity Positions			(1,294,890)

Total of Long and Short Equity Positions			2,428,354

Net Cash and Other Receivables/ (Payables) (b)			(236,673)

Swaps, at Value			$2,191,681

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays or receives the AUD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	38 months maturity 08/19/2016	$305,654

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
Amcor Ltd.	93,543	$925,339	$101,863
Ansell Ltd.	146,084	2,144,278	(213,429)
Aurizon Holdings Ltd.	1,128,744	3,524,039	(94,087)
Boral Ltd.	551,595	2,445,073	164,008
Caltex Australia Ltd.	100,259	2,543,127	71,748
CIMIC Group Ltd.	112,216	2,228,925	756,659
Coca-Cola Amatil Ltd.	428,242	2,836,427	63,378
Flight Centre Travel Group Ltd.	31,837	938,525	115,944
Fortescue Metals Group Ltd.	99,471	196,700	(3,192)
Harvey Norman Holdings Ltd.	433,823	1,428,191	132,437
Iluka Resources Ltd.	159,016	778,148	19,144
Incitec Pivot Ltd.	339,298	823,121	4,970
Macquarie Group Ltd.	13,152	587,055	78,622
Newcrest Mining Ltd.	58,606	736,004	22,414
Orica Ltd.	33,943	417,718	(18,480)
Origin Energy Ltd.	146,063	423,327	145,541
Qantas Airways Ltd.	895,119	2,427,664	366,322
Santos Ltd.	43,834	131,071	4,748
Star Entertainment Grp Ltd. (The)	558,443	2,063,256	365,478
Tabcorp Holdings Ltd.	474,826	1,616,136	(59,093)
Tatts Group Ltd.	484,750	1,483,127	(78,678)
Telstra Corp. Ltd.	639,174	2,685,567	(77,114)
TPG Telecom Ltd.	169,873	1,293,332	182,808
Treasury Wine Estates Ltd.	491,017	2,556,969	1,068,698
Woodside Petroleum Ltd.	162,677	3,447,016	(192,858)
WorleyParsons Ltd.	99,980	261,442	151,549

			3,079,400

New Zealand
Fletcher Building Ltd.	35,648	189,856	2,528
Spark New Zealand Ltd.	49,138	118,854	5,009

			7,537

Total of Long Equity Positions			3,086,937

Short Positions

Common Stocks
Australia
ALS Ltd.	(372,587)	(1,041,698)	(97,027)
Alumina Ltd.	(1,717,867)	(1,519,089)	(189,853)
AMP Ltd.	(204,612)	(906,930)	(27)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Australia (continued)
APA Group	(437,297)	$(2,835,940)	$(113,400)
AusNet Services	(651,991)	(693,111)	(51,242)
Australia & New Zealand Banking Group Ltd.	(31,088)	(558,172)	874
Bank of Queensland Ltd.	(120,320)	(1,191,731)	76,151
Brambles Ltd.	(262,962)	(2,244,255)	(191,877)
Commonwealth Bank of Australia	(37,874)	(2,283,976)	112,694
Computershare Ltd.	(123,904)	(1,035,420)	108,051
Crown Resorts Ltd.	(163,979)	(1,544,809)	(19,679)
CSL Ltd.	(37,186)	(2,863,652)	(26,125)
Healthscope Ltd.	(492,054)	(943,890)	(57,346)
Insurance Australia Group Ltd.	(843,498)	(3,422,026)	(180,469)
Medibank Pvt Ltd.	(749,972)	(1,287,244)	(394,808)
National Australia Bank Ltd.	(10,381)	(213,877)	5,438
Platinum Asset Management Ltd.	(118,442)	(569,790)	(6,060)
QBE Insurance Group Ltd.	(49,369)	(474,215)	61,653
Ramsay Health Care Ltd.	(43,788)	(2,075,781)	19,826
REA Group Ltd.	(25,709)	(908,984)	(155,126)
Seek Ltd.	(740,372)	(8,230,909)	(960,320)
Sonic Healthcare Ltd.	(52,023)	(706,498)	(39,603)
South32 Ltd.	(689,397)	(491,299)	(282,307)
Suncorp Group Ltd.	(74,643)	(648,760)	(32,255)
Transurban Group	(137,852)	(1,119,886)	(77,559)
Westpac Banking Corp.	(72,668)	(1,752,170)	64,305
Woolworths Ltd.	(71,084)	(1,340,619)	137,538

			(2,288,553)

Ireland
James Hardie Industries plc	(30,266)	(376,641)	(37,709)

Total of Short Equity Positions			(2,326,262)

Total of Long and Short Equity Positions			760,675

Net Cash and Other Receivables/ (Payables) (b)			(455,021)

Swaps, at Value			$305,654

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays or receives the HKD/USD 1Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	37-38 months maturity ranging from 07/20/2016 - 08/22/2016	$1,111,594

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Hong Kong
BOC Hong Kong Holdings Ltd.	198,500	$602,686	$(9,720)
CLP Holdings Ltd.	392,000	3,327,955	220,195
Hang Seng Bank Ltd.	7,700	149,967	(13,723)
HK Electric Investments & HK Electric Investments Ltd.	167,500	136,364	11,174
Kerry Properties Ltd.	585,000	1,645,580	(39,398)
Li & Fung Ltd.	462,000	274,466	(755)
New World Development Co. Ltd.	2,292,000	1,244,391	943,157
Orient Overseas International Ltd.	98,500	463,469	(82,793)
Sino Land Co. Ltd.	1,106,000	1,608,005	148,808
SJM Holdings Ltd.	245,000	160,117	15,161
Swire Pacific Ltd.	77,500	782,731	53,179
Techtronic Industries Co. Ltd.	261,000	985,039	48,910
WH Group Ltd.	4,758,000	2,759,437	681,603
Wheelock & Co. Ltd.	82,000	321,608	44,804
Yue Yuen Industrial Holdings Ltd.	473,000	1,661,629	(35,441)

			1,985,161

Total of Long Equity Positions			1,985,161

Short Positions

Common Stocks
Hong Kong
AIA Group Ltd.	(264,400)	(1,446,333)	(56,522)
ASM Pacific Technology Ltd.	(82,900)	(625,522)	(27,132)
Bank of East Asia Ltd. (The)	(89,200)	(274,674)	(58,732)
Cathay Pacific Airways Ltd.	(676,000)	(1,199,232)	28,396
Cheung Kong Property Holdings Ltd.	(517,000)	(3,259,458)	(72,233)
Esprit Holdings Ltd.	(606,900)	(661,846)	94,512
Galaxy Entertainment Group Ltd.	(311,000)	(918,429)	(249,126)
Hang Lung Properties Ltd.	(663,881)	(1,246,532)	(20,960)
Henderson Land Development Co. Ltd.	(90,000)	(447,368)	(106,061)
HKT Trust & HKT Ltd.	(541,000)	(650,923)	(94,041)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong (continued)
Hong Kong & China Gas Co. Ltd.	(1,852,120)	$(3,696,971)	$234,687
Hysan Development Co. Ltd.	(140,000)	(562,576)	(34,060)
MGM China Holdings Ltd.	(1,328,000)	(2,084,260)	50,257
MTR Corp. Ltd.	(236,500)	(1,087,864)	(84,255)
Sands China Ltd.	(134,000)	(440,073)	(106,970)
Sun Hung Kai Properties Ltd.	(36,000)	(389,484)	(51,031)
Swire Properties Ltd.	(184,600)	(570,867)	71,193
Value Partners Group Ltd.	(563,000)	(577,295)	(13,885)
Wharf Holdings Ltd. (The)	(82,000)	(383,818)	(65,335)
Wynn Macau Ltd.	(737,600)	(761,053)	(379,582)

			(940,880)

United States
Samsonite International SA	(175,200)	(560,767)	(26,076)

Total of Short Equity Positions			(966,956)

Total of Long and Short Equity Positions			1,018,205

Net Cash and Other Receivables/ (Payables) (b)			93,389

Swaps, at Value			$1,111,594

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR, plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	58-61 months maturity 12/22/2020	$8,957,883

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Domtar Corp.	44,250	$1,583,609	$208,516

Ireland
Accenture plc	19,897	2,034,772	261,342
Alkermes plc	62,830	1,940,643	207,515
Jazz Pharmaceuticals plc	2,982	374,712	14,588
Medtronic plc	7,237	563,762	(20,987)
XL Group plc	35,751	1,345,696	(30,059)

			432,399

Singapore
Flextronics International Ltd.	168,550	1,794,524	238,189

Switzerland
ACE Ltd.	3,484	402,750	12,368
Allied World Assurance Co. Holdings AG	36,989	1,270,410	21,986
TE Connectivity Ltd.	22,870	1,348,825	67,285

			101,639

United Kingdom
Ensco plc	31,352	249,389	75,731
LivaNova plc	6,528	357,703	(5,322)
Michael Kors Holdings Ltd.	36,732	1,608,748	483,507
Noble Corp. plc	28,528	196,062	99,203

			653,119

United States
3M Co.	20,544	3,029,982	393,265
Aaron’s, Inc.	42,032	921,323	133,680
Abbott Laboratories	82,932	3,696,530	(227,485)
AbbVie, Inc.	5,817	346,226	(13,959)
Abercrombie & Fitch Co.	53,692	1,346,437	347,009
Activision Blizzard, Inc.	17,700	687,999	(89,031)
Adobe Systems, Inc.	7,195	663,571	11,320
Aetna, Inc.	22,450	2,443,907	78,351
Aflac, Inc.	62,031	3,699,920	216,717
AGCO Corp.	15,839	706,103	81,096
Agilent Technologies, Inc.	88,002	3,588,722	(81,842)
Akamai Technologies, Inc.	48,488	2,469,958	224,521
Alaska Air Group, Inc.	9,761	696,911	103,686
Alleghany Corp.	1,320	634,483	20,501
Allscripts Healthcare Solutions, Inc.	67,248	946,675	(58,328)
Allstate Corp. (The)	62,363	3,847,256	354,139
Alphabet, Inc.	3,735	2,815,085	34,346
Altria Group, Inc.	91,290	5,315,867	404,364
Amazon.com, Inc.	3,443	2,246,316	(202,413)
Amdocs Ltd.	66,167	3,606,079	391,731
Ameren Corp.	94,397	4,192,614	536,676
American Airlines Group, Inc.	26,195	1,103,129	(28,872)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
American Eagle Outfitters, Inc.	73,817	$1,110,086	$120,443
American Electric Power Co., Inc.	54,912	3,334,105	312,051
American Express Co.	5,479	381,174	(44,763)
American Financial Group, Inc.	25,672	1,797,449	9,090
American International Group, Inc.	48,312	2,904,324	(293,061)
American Water Works Co., Inc.	36,394	2,346,061	162,577
Ameriprise Financial, Inc.	19,005	1,945,145	(158,485)
AmerisourceBergen Corp.	38,788	3,971,458	(614,357)
Amgen, Inc.	13,871	2,239,378	(159,699)
AmTrust Financial Services, Inc.	7,034	221,741	(39,701)
Analog Devices, Inc.	26,720	1,490,280	91,276
ANSYS, Inc.	1,539	140,012	(2,333)
Anthem, Inc.	34,690	4,823,363	(1,800)
AO Smith Corp.	70,590	4,982,562	404,161
Apple, Inc.	20,575	2,232,440	10,029
Applied Materials, Inc.	14,268	283,625	18,571
AptarGroup, Inc.	1,752	128,059	9,315
Archer-Daniels-Midland Co.	95,403	3,282,499	181,584
Armstrong World Industries, Inc.	12,930	500,507	124,917
Arrow Electronics, Inc.	55,208	3,070,738	485,209
Aspen Insurance Holdings Ltd.	28,459	1,305,331	52,163
Assurant, Inc.	21,780	1,764,848	(84,521)
Assured Guaranty Ltd.	105,728	2,675,976	(1,058)
Atwood Oceanics, Inc.	73,478	468,437	205,356
Automatic Data Processing, Inc.	12,257	1,010,709	88,867
AutoZone, Inc.	1,058	795,851	47,047
Avery Dennison Corp.	36,548	2,300,413	335,063
Avnet, Inc.	92,959	3,939,829	178,255
Avon Products, Inc.	291,379	1,107,990	293,543
Axis Capital Holdings Ltd.	54,676	2,965,541	66,790
Bank of America Corp.	48,642	791,976	(134,337)
Bank of New York Mellon Corp. (The)	24,810	870,201	43,551
Baxter International, Inc.	75,301	2,824,231	269,134
Bed Bath & Beyond, Inc.	19,141	929,698	20,461
Bemis Co., Inc.	67,810	3,032,570	478,632
Best Buy Co., Inc.	81,040	2,386,970	241,968
Big Lots, Inc.	75,373	2,817,235	596,409
Biogen, Inc.	6,067	1,802,930	(223,569)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Bio-Rad Laboratories, Inc.	9,060	$1,222,926	$15,757
Bluebird Bio, Inc.	4,748	211,187	(9,397)
Boeing Co. (The)	6,476	803,800	18,263
BOK Financial Corp.	3,322	152,871	28,576
Booz Allen Hamilton Holding Corp.	10,868	314,533	14,550
Boston Beer Co., Inc. (The)	3,701	657,711	27,233
Brinker International, Inc.	21,081	964,334	4,338
Broadridge Financial Solutions, Inc.	39,239	2,089,243	238,022
Brocade Communications Systems, Inc.	564,903	4,910,381	1,066,293
Bruker Corp.	100,333	2,439,351	369,973
Brunswick Corp.	67,192	2,934,742	289,130
Bunge Ltd.	48,379	2,844,937	(103,299)
BWX Technologies, Inc.	101,408	3,077,535	325,717
CA, Inc.	80,408	2,235,602	240,160
Cabot Corp.	8,340	350,082	52,990
Cadence Design Systems, Inc.	105,999	2,195,999	303,458
California Resources Corp.	1,639,081	1,930,579	(242,326)
Campbell Soup Co.	23,981	1,292,633	237,115
Capital One Financial Corp.	24,997	1,772,894	(40,352)
Cardinal Health, Inc.	21,561	1,892,378	(125,454)
Carlisle Cos., Inc.	35,172	3,114,856	384,758
Carnival Corp.	44,495	2,239,011	108,990
Carter’s, Inc.	40,542	3,592,410	679,906
CDW Corp.	35,912	1,495,893	(5,545)
CEB, Inc.	6,823	422,070	19,582
CenturyLink, Inc.	52,297	1,411,067	260,345
CH Robinson Worldwide, Inc.	16,404	1,075,686	141,983
Charles River Laboratories International, Inc.	33,160	2,632,493	(114,323)
Cheesecake Factory, Inc. (The)	35,621	1,653,302	237,817
Chemours Co. (The)	18,913	80,927	51,464
Chico’s FAS, Inc.	90,555	967,347	234,318
Church & Dwight Co., Inc.	31,348	2,667,119	222,540
Cintas Corp.	24,162	2,164,898	5,091
Cisco Systems, Inc.	156,881	4,090,925	375,477
CIT Group, Inc.	7,467	251,135	(19,434)
Citigroup, Inc.	49,202	2,327,213	(273,029)
Citrix Systems, Inc.	40,281	2,970,371	194,910
Cleco Corp.	9,464	507,720	14,788
Clorox Co. (The)	19,070	2,461,668	(57,703)
Coach, Inc.	34,753	1,132,662	260,586
Coca-Cola Co. (The)	106,888	4,493,674	464,860
Cognizant Technology Solutions Corp.	30,978	1,803,845	138,476

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Colgate-Palmolive Co.	44,097	$2,917,036	$198,417
Comcast Corp.	19,322	1,109,827	70,361
Comerica, Inc.	8,733	293,828	36,891
Commerce Bancshares, Inc.	29,420	1,194,194	128,235
Commercial Metals Co.	87,045	1,166,193	310,960
Community Health Systems, Inc.	136,866	3,018,628	(485,238)
Computer Sciences Corp.	90,057	2,835,893	261,167
ConAgra Foods, Inc.	7,098	283,747	32,966
Consolidated Edison, Inc.	56,406	3,815,951	505,877
Convergys Corp.	42,596	1,082,050	100,841
CoreLogic, Inc.	23,205	818,871	(13,657)
Corning, Inc.	49,234	890,643	137,855
CR Bard, Inc.	13,913	2,625,490	194,257
Cracker Barrel Old Country Store, Inc.	7,549	930,055	222,451
Crane Co.	20,307	955,627	138,108
Crown Holdings, Inc.	20,100	1,036,716	(39,957)
CSX Corp.	56,037	1,434,547	8,406
Cummins, Inc.	24,211	2,097,867	563,891
CVR Energy, Inc.	13,362	472,422	(123,674)
CVS Health Corp.	16,208	1,535,060	146,196
Dana Holding Corp.	46,625	609,887	47,059
Danaher Corp.	16,533	1,519,217	49,103
Darden Restaurants, Inc.	36,418	2,146,755	267,758
Dean Foods Co.	84,326	1,520,753	(60,227)
Deckers Outdoor Corp.	6,985	395,411	23,060
Delta Air Lines, Inc.	108,789	5,143,042	152,807
Deluxe Corp.	16,485	900,700	129,448
Denbury Resources, Inc.	215,959	264,874	214,555
DENTSPLY SIRONA, Inc.	19,250	1,169,789	16,588
Dick’s Sporting Goods, Inc.	22,798	873,852	191,954
Dillard’s, Inc.	13,662	1,035,429	124,612
Discover Financial Services	59,640	3,213,403	(176,534)
Dollar General Corp.	9,519	733,048	81,779
Domino’s Pizza, Inc.	6,673	729,826	150,076
Dow Chemical Co. (The)	15,148	764,903	5,524
DR Horton, Inc.	62,910	1,684,291	217,478
Dr. Pepper Snapple Group, Inc.	60,798	5,620,023	(183,465)
Dril-Quip, Inc.	11,652	580,357	125,288
DST Systems, Inc.	14,118	1,561,824	30,262
DTE Energy Co.	20,433	1,640,811	211,644
Dun & Bradstreet Corp. (The)	19,309	1,936,978	53,394
East West Bancorp, Inc.	4,094	134,021	(1,048)
Eaton Corp plc	28,307	1,452,636	318,250
eBay, Inc.	193,436	5,076,700	(461,317)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Edwards Lifesciences Corp.	19,591	$1,581,951	$146,171
Electronic Arts, Inc.	17,424	1,239,195	(87,294)
Eli Lilly & Co.	7,425	636,228	(101,553)
Emerson Electric Co.	32,441	1,459,845	304,297
Energizer Holdings, Inc.	23,343	838,130	107,495
Entergy Corp.	29,399	2,026,338	304,414
EP Energy Corp.	335,016	986,205	528,067
Equifax, Inc.	32,574	3,687,377	35,506
Estee Lauder Cos., Inc. (The)	19,737	1,754,310	107,086
Esterline Technologies Corp.	34,655	2,224,904	(4,558)
Exelon Corp.	128,649	3,615,536	997,817
Expedia, Inc.	15,224	1,958,872	(317,420)
Expeditors International of Washington, Inc.	9,320	430,438	24,471
Express Scripts Holding Co.	31,437	2,377,882	(218,475)
F5 Networks, Inc.	29,443	2,782,201	334,341
Facebook, Inc.	7,587	753,600	112,077
FactSet Research Systems, Inc.	11,954	1,923,457	(112,067)
Fairchild Semiconductor International, Inc.	31,548	632,537	(1,577)
FedEx Corp.	9,351	1,419,856	101,739
Fifth Third BanCorp.	41,759	715,279	(18,322)
First American Financial Corp.	3,618	129,756	8,126
First Solar, Inc.	16,176	1,043,028	64,542
FirstEnergy Corp.	61,189	2,014,140	186,828
Fiserv, Inc.	3,926	359,012	43,717
FLIR Systems, Inc.	10,267	293,925	44,373
Flowers Foods, Inc.	48,116	943,291	(55,070)
FMC Technologies, Inc.	37,198	859,205	158,532
Foot Locker, Inc.	22,783	1,458,971	10,533
Fortinet, Inc.	18,383	508,933	54,138
Fossil Group, Inc.	3,745	121,328	45,025
Franklin Resources, Inc.	39,247	1,406,653	125,942
FTI Consulting, Inc.	13,470	439,021	39,299
Fulton Financial Corp.	9,858	120,948	10,952
GameStop Corp.	7,917	229,468	21,738
Gannett Co., Inc.	13,580	195,671	9,931
Gap, Inc. (The)	29,040	731,808	121,968
Gartner, Inc.	1,585	139,140	2,480
General Dynamics Corp.	35,196	4,746,408	(122,710)
General Mills, Inc.	60,931	3,422,843	437,135
General Motors Co.	163,913	5,591,072	(439,287)
Genpact Ltd.	70,277	1,725,045	185,786
Gilead Sciences, Inc.	18,836	1,925,749	(195,474)
GNC Holdings, Inc.	49,448	1,429,298	140,676
Goodyear Tire & Rubber Co. (The)	29,950	973,375	14,376
GoPro, Inc.	33,287	355,713	42,400
Graham Holdings Co.	2,826	1,392,973	(36,493)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Graphic Packaging Holding Co.	46,904	$548,767	$53,949
Groupon, Inc.	590,684	1,475,967	880,863
Guess?, Inc.	40,453	739,613	19,689
H&R Block, Inc.	9,605	323,491	(69,727)
Hanover Insurance Group, Inc. (The)	11,415	935,022	94,839
Hartford Financial Services Group, Inc. (The)	19,963	844,899	74,996
Hasbro, Inc.	19,168	1,460,287	75,069
HCA Holdings, Inc.	28,940	1,873,576	385,191
HD Supply Holdings, Inc.	98,110	2,419,335	825,163
Herman Miller, Inc.	95,722	2,640,645	316,208
Hershey Co. (The)	2,854	263,899	(1,075)
Hewlett Packard Enterprise Co.	70,483	1,174,599	75,064
HNI Corp.	1,289	40,916	9,574
HollyFrontier Corp.	96,547	3,668,830	(258,790)
Hologic, Inc.	30,181	1,078,544	(37,300)
Home Depot, Inc. (The)	17,877	2,275,790	109,538
Honeywell International, Inc.	14,923	1,507,607	164,515
Hormel Foods Corp.	22,422	880,980	88,547
HP, Inc.	452,465	5,269,010	305,359
HSN, Inc.	32,401	1,514,254	180,642
Hubbell, Inc.	3,750	350,100	47,138
Huntington Ingalls Industries, Inc.	42,103	5,331,396	434,189
Huntsman Corp.	152,142	1,274,615	748,873
IAC/InterActiveCorp.	28,495	1,753,012	(411,468)
IHS, Inc.	1,218	142,055	9,172
IMS Health Holdings, Inc.	18,944	478,458	24,505
Ingram Micro, Inc.	86,553	2,624,221	483,897
Ingredion, Inc.	29,450	2,745,507	399,459
Integrated Device Technology, Inc.	108,905	2,619,214	(393,196)
Intel Corp.	59,142	2,062,054	(148,810)
InterDigital, Inc.	13,120	633,405	96,723
International Business Machines Corp.	25,487	3,408,357	451,649
International Paper Co.	74,555	2,713,528	346,209
Interpublic Group of Cos., Inc. (The)	84,838	1,880,904	66,128
Intuit, Inc.	16,384	1,589,819	114,281
Invesco Ltd.	44,408	1,345,572	20,863
ITT Corp.	27,758	942,632	81,360
j2 Global, Inc.	17,514	1,012,213	66,299
Jabil Circuit, Inc.	82,634	1,696,387	(104,029)
Jack Henry & Associates, Inc.	20,701	1,612,419	138,265
Jack in the Box, Inc.	25,046	1,904,187	(304,499)
Jacobs Engineering Group, Inc.	19,934	829,254	38,871
JetBlue Airways Corp.	114,485	2,462,350	(44,427)
JM Smucker Co. (The)	1,271	163,655	1,372

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
John Wiley & Sons, Inc.	40,105	$1,724,093	$236,640
Johnson & Johnson	44,548	4,478,300	341,793
Joy Global, Inc.	29,958	316,138	165,287
JPMorgan Chase & Co.	26,784	1,658,146	(71,997)
Juniper Networks, Inc.	58,227	1,669,481	(184,110)
KB Home	34,408	332,275	159,072
Kellogg Co.	10,451	746,394	53,630
Kennametal, Inc.	55,951	977,246	281,092
KeyCorp.	67,660	817,032	(70,065)
Keysight Technologies, Inc.	5,462	143,457	8,059
Kimberly-Clark Corp.	40,385	5,101,745	330,441
Kinder Morgan, Inc.	30,710	428,874	119,606
Kohl’s Corp.	16,601	760,934	12,839
Kroger Co. (The)	23,396	981,228	(86,331)
L Brands, Inc.	8,126	784,809	(71,265)
L-3 Communications Holdings, Inc.	20,852	2,398,145	72,817
Lam Research Corp.	25,871	1,958,347	178,598
Lancaster Colony Corp.	16,253	1,783,166	13,928
Landstar System, Inc.	7,702	451,331	46,295
Lear Corp.	16,979	2,009,134	(121,579)
Legg Mason, Inc.	32,419	1,122,610	1,681
Leggett & Platt, Inc.	11,274	485,054	60,608
Leidos Holdings, Inc.	9,359	509,044	(38,100)
Lennox International, Inc.	11,744	1,428,862	158,809
Liberty Interactive Corp. QVC Group	77,827	2,042,130	(76,999)
LifePoint Health, Inc.	8,872	638,245	(23,859)
Lincoln Electric Holdings, Inc.	16,283	821,879	131,816
Lincoln National Corp.	82,907	3,741,651	(491,696)
Linear Technology Corp.	16,908	743,222	10,199
LinkedIn Corp.	11,353	1,308,973	(10,757)
Lowe’s Cos., Inc.	35,347	2,614,600	62,936
LyondellBasell Industries NV	26,821	2,276,409	18,932
Macy’s, Inc.	58,303	2,111,903	458,677
Mallinckrodt plc	19,860	1,399,775	(182,755)
Manhattan Associates, Inc.	25,506	1,640,444	(189,918)
ManpowerGroup, Inc.	41,336	3,383,710	(18,133)
Marathon Petroleum Corp.	87,703	4,089,823	(829,026)
Marriott International, Inc.	3,461	244,334	2,020
Marvell Technology Group Ltd.	318,989	2,701,837	586,940
Masco Corp.	91,990	2,609,756	283,329
Maxim Integrated Products, Inc.	56,172	2,037,254	28,753
McDonald’s Corp.	24,983	2,935,642	204,222
McGraw Hill Financial, Inc.	5,405	515,205	19,782
McKesson Corp.	15,796	2,962,560	(478,639)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Mead Johnson Nutrition Co.	24,303	$1,809,619	$255,407
Medivation, Inc.	49,304	1,905,647	361,351
Mentor Graphics Corp.	152,786	2,739,074	367,065
Merck & Co., Inc.	51,791	2,715,779	24,483
MetLife, Inc.	59,511	2,794,986	(180,073)
Mettler-Toledo International, Inc.	4,135	1,371,337	54,246
Michaels Cos., Inc. (The)	5,698	124,416	34,957
Micron Technology, Inc.	218,527	2,642,344	(354,366)
Microsoft Corp.	59,712	3,196,774	101,119
Molina Healthcare, Inc.	41,698	2,466,038	223,066
Mondelez International, Inc.	54,359	2,379,665	(198,782)
Morgan Stanley	44,967	1,372,490	(247,865)
Morningstar, Inc.	6,135	464,987	76,550
MSCI, Inc.	61,423	4,274,697	275,519
MSG Networks, Inc.	104,926	2,107,883	(293,713)
Murphy USA, Inc.	18,005	1,097,941	8,466
Nasdaq, Inc.	48,749	2,755,973	479,986
Navient Corp.	18,493	230,793	(9,431)
NCR Corp.	30,443	773,465	137,694
NetApp, Inc.	73,566	1,916,445	91,171
NeuStar, Inc.	38,595	886,575	62,862
New York Times Co. (The)	10,368	130,759	(1,574)
News Corp.	63,875	842,921	(27,237)
NIKE, Inc.	58,137	3,733,289	(159,607)
Nordstrom, Inc.	7,221	370,726	42,387
Northrop Grumman Corp.	17,763	3,344,951	170,347
Nu Skin Enterprises, Inc.	85,925	2,943,358	343,273
Nuance Communications, Inc.	56,787	1,087,245	(25,896)
NVIDIA Corp.	30,010	980,427	88,830
NVR, Inc.	287	471,179	26,020
Oceaneering International, Inc.	36,573	1,103,397	112,290
Oil States International, Inc.	70,204	1,866,745	346,085
Old Republic International Corp.	26,824	496,241	(5,899)
Omnicom Group, Inc.	12,829	927,414	140,344
ON Semiconductor Corp.	275,639	2,521,151	122,227
OneMain Holdings, Inc.	33,544	1,124,230	(204,118)
Oracle Corp.	71,969	2,595,972	348,280
Orbital ATK, Inc.	9,115	794,788	(2,330)
O’Reilly Automotive, Inc.	4,739	1,164,710	132,164
Owens Corning	94,653	4,437,333	37,861
Panera Bread Co.	3,805	720,813	58,565
Parker-Hannifin Corp.	1,511	143,832	24,010
Paychex, Inc.	8,921	422,081	59,742
PBF Energy, Inc.	20,886	708,589	(15,174)
PepsiCo, Inc.	91,414	9,104,596	263,511

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Pfizer, Inc.	52,157	$1,662,667	$(116,734)
PG&E Corp.	74,648	4,106,750	351,229
Philip Morris International, Inc.	16,023	1,427,329	144,688
Phillips 66	9,967	765,761	97,282
Pilgrim’s Pride Corp.	5,743	121,970	23,902
Pinnacle Foods, Inc.	3,171	133,274	8,406
Pinnacle West Capital Corp.	30,260	2,036,379	235,239
Pitney Bowes, Inc.	61,509	1,219,108	105,795
Plantronics, Inc.	33,017	1,408,521	(114,585)
PNC Financial Services Group, Inc. (The)	24,826	2,239,902	(140,367)
PNM Resources, Inc.	11,966	381,496	21,997
Polycom, Inc.	154,188	1,940,554	(221,358)
Popular, Inc.	16,457	410,065	60,770
Priceline Group, Inc. (The)	2,201	2,886,190	(49,189)
Principal Financial Group, Inc.	23,636	965,378	(32,938)
ProAssurance Corp.	18,390	895,036	35,499
Procter & Gamble Co. (The)	69,247	5,489,717	210,004
Progressive Corp. (The)	10,450	334,267	32,946
Prudential Financial, Inc.	20,160	1,608,051	(152,096)
PTC, Inc.	8,918	301,747	(6,026)
Public Service Enterprise Group, Inc.	208,408	8,082,195	1,742,158
PVH Corp.	25,391	1,825,827	689,405
QEP Resources, Inc.	32,959	385,291	79,761
QUALCOMM, Inc.	35,310	1,657,625	148,129
Quanta Services, Inc.	106,800	1,934,470	474,938
Quest Diagnostics, Inc.	35,792	2,429,109	128,229
Quintiles Transnational Holdings, Inc.	51,756	3,596,043	(226,727)
Rackspace Hosting, Inc.	234,871	4,957,489	113,376
Ralph Lauren Corp.	21,189	2,129,866	(90,213)
Raytheon Co.	27,651	3,436,467	(45,624)
Red Hat, Inc.	14,005	1,072,147	(28,635)
Regions Financial Corp.	127,551	1,102,087	(100,811)
Reinsurance Group of America, Inc.	25,260	2,171,257	260,018
Reliance Steel & Aluminum Co.	16,352	915,895	215,500
RenaissanceRe Holdings Ltd.	1,164	129,399	10,083
Republic Services, Inc.	21,781	966,651	71,213
ResMed, Inc.	7,457	406,753	24,411
Reynolds American, Inc.	11,584	539,491	43,300

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Robert Half International, Inc.	104,121	$4,578,805	$271,152
Rockwell Automation, Inc.	28,025	2,803,061	384,783
Ross Stores, Inc.	30,385	1,697,267	62,025
Rowan Cos. plc	63,754	955,398	71,041
RR Donnelley & Sons Co.	79,944	1,004,416	306,666
Sally Beauty Holdings, Inc.	18,794	540,423	68,127
Santander Consumer USA Holdings, Inc.	23,786	364,531	(115,016)
SCANA Corp.	30,864	2,058,060	107,050
Sealed Air Corp.	20,527	834,215	151,287
SEI Investments Co.	9,085	445,502	(54,393)
Sensient Technologies Corp.	2,133	129,923	5,438
Service Corp. International	18,266	477,894	(27,089)
Sherwin-Williams Co. (The)	1,931	509,343	40,355
Skechers U.S.A., Inc.	76,361	2,269,780	55,412
Skyworks Solutions, Inc.	20,809	1,455,401	165,620
Snap-on, Inc.	1,660	282,947	(22,344)
Sonoco Products Co.	49,693	1,987,639	425,950
Southwest Airlines Co.	35,897	1,547,281	60,905
Spirit AeroSystems Holdings, Inc.	92,210	4,394,420	(211,774)
SPX Corp.	84,304	768,434	497,812
SPX FLOW, Inc.	33,579	617,375	224,786
St. Jude Medical, Inc.	25,282	1,495,087	(104,577)
Stanley Black & Decker, Inc.	6,533	702,325	(14,988)
Staples, Inc.	141,691	1,312,470	250,382
Starbucks Corp.	24,384	1,449,002	6,722
State Street Corp.	7,996	520,431	(52,505)
Steel Dynamics, Inc.	25,238	429,298	138,809
Stryker Corp.	7,574	702,576	110,038
SunEdison, Inc.	87,622	182,157	(134,824)
SunTrust Banks, Inc.	30,565	1,222,655	(119,870)
Superior Energy Services, Inc.	10,193	88,462	48,022
SUPERVALU, Inc.	583,923	3,164,662	198,734
Symantec Corp.	85,696	1,591,847	(16,755)
Synaptics, Inc.	13,916	1,040,151	69,511
Synchrony Financial	78,863	2,349,984	(89,770)
SYNNEX Corp.	15,477	1,371,070	61,946
Synopsys, Inc.	34,649	1,527,659	150,738
Sysco Corp.	38,234	1,630,148	156,527
T Rowe Price Group, Inc.	14,714	1,042,198	38,693
Tableau Software, Inc.	49,565	2,110,299	163,247
Talen Energy Corp.	41,761	246,795	129,055
Target Corp.	55,349	3,995,951	558,165
Tech Data Corp.	45,672	3,003,197	503,042

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Teekay Corp.	246,534	$1,429,990	$704,994
Teledyne Technologies, Inc.	9,040	733,202	63,584
Telephone & Data Systems, Inc.	60,848	1,470,092	360,825
Teradata Corp.	46,777	1,234,223	(6,795)
Teradyne, Inc.	83,828	1,724,829	85,018
Tesoro Corp.	37,924	3,371,838	(109,995)
Texas Instruments, Inc.	34,771	1,927,948	68,603
Textron, Inc.	45,274	1,579,459	71,231
Thomson Reuters Corp.	15,055	560,172	49,254
Thor Industries, Inc.	37,999	2,033,683	389,514
Time Warner, Inc.	8,839	587,999	53,271
Timken Co. (The)	13,209	360,079	82,291
TJX Cos., Inc. (The)	18,842	1,324,600	151,671
TopBuild Corp.	4,586	108,349	28,039
Toro Co. (The)	1,625	107,177	32,768
Total System Services, Inc.	54,752	2,758,894	(153,794)
Travelers Cos., Inc. (The)	23,357	2,633,829	92,167
Trinity Industries, Inc.	15,551	359,751	(75,012)
TripAdvisor, Inc.	7,755	516,277	(570)
Trustmark Corp.	9,175	186,675	24,625
Tupperware Brands Corp.	6,001	334,007	13,931
Tyson Foods, Inc.	56,551	3,104,945	664,745
Union Pacific Corp.	13,713	1,063,533	27,336
United Natural Foods, Inc.	11,874	470,597	7,925
United Technologies Corp.	10,231	960,384	63,739
United Therapeutics Corp.	28,851	4,554,461	(1,339,594)
UnitedHealth Group, Inc.	28,962	3,392,881	340,321
Universal Health Services, Inc.	12,164	1,390,073	127,021
Unum Group	52,762	1,681,722	(50,321)
Urban Outfitters, Inc.	49,707	1,106,340	538,465
US Bancorp.	38,560	1,603,733	(38,583)
Valero Energy Corp.	55,788	3,910,950	(332,708)
Validus Holdings Ltd.	49,111	2,224,110	93,438
Vantiv, Inc.	20,583	916,700	192,312
Varian Medical Systems, Inc.	12,193	956,734	18,950
VCA, Inc.	10,609	535,989	76,044
Vectren Corp.	32,936	1,427,779	237,465
VeriFone Systems, Inc.	12,877	264,676	98,971
VeriSign, Inc.	17,728	1,434,365	135,272
Verizon Communications, Inc.	42,040	1,938,044	335,479
VF Corp.	24,371	1,522,216	56,050
Viacom, Inc.	76,729	3,001,550	165,823
Viavi Solutions, Inc.	39,772	259,596	13,240
Vishay Intertechnology, Inc.	75,056	875,520	40,914

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
VMware, Inc.	17,956	$958,722	$(19,443)
Voya Financial, Inc.	8,486	311,521	(58,893)
Waddell & Reed Financial, Inc.	31,423	913,968	(174,270)
Wal-Mart Stores, Inc.	65,043	3,839,213	615,582
Walt Disney Co. (The)	13,992	1,372,858	16,688
Waste Management, Inc.	30,629	1,635,897	171,214
Waters Corp.	7,899	1,018,247	23,789
Watsco, Inc.	14,947	1,787,779	226,180
WellCare Health Plans, Inc.	23,460	1,960,268	215,647
Wells Fargo & Co.	36,140	1,797,260	(49,530)
Werner Enterprises, Inc.	66,202	1,595,094	202,953
WESCO International, Inc.	18,680	748,822	272,414
Western Digital Corp.	58,240	3,262,059	(510,801)
Western Refining, Inc.	35,498	1,344,934	(312,297)
Western Union Co. (The)	74,540	1,327,610	110,267
Westlake Chemical Corp.	31,349	1,612,328	(160,869)
Whirlpool Corp.	6,241	917,614	207,888
World Fuel Services Corp.	61,723	2,432,737	565,766
Worthington Industries, Inc.	14,252	426,169	81,772
WR Berkley Corp.	9,017	438,627	68,129
Wyndham Worldwide Corp.	4,159	306,578	11,294
Xerox Corp.	209,908	2,156,709	185,864
Xilinx, Inc.	35,173	1,663,699	4,556
Yelp, Inc.	44,042	970,171	(94,616)
Yum! Brands, Inc.	40,377	2,875,787	429,071
Zynga, Inc.	419,034	1,050,498	(95,100)

			42,393,745

Total of Long Equity Positions			44,027,607

Short Positions

Common Stocks
Canada
lululemon athletica, Inc.	(14,840)	(784,798)	(220,019)

Ireland
Allegion plc	(30,000)	(1,839,147)	(72,153)
Endo International plc	(46,294)	(2,800,493)	1,497,317
Perrigo Co. plc	(28,983)	(4,075,908)	368,113

			1,793,277

Netherlands
Chicago Bridge & Iron Co. NV	(77,491)	(2,827,791)	(7,604)
Core Laboratories NV	(37,802)	(3,981,764)	(267,559)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Netherlands (continued)
Frank’s International NV	(60,651)	$(915,743)	$(83,786)
QIAGEN NV	(45,525)	(1,227,947)	210,918
Sensata Technologies Holding NV	(81,973)	(3,660,914)	477,083

			329,052

Norway
Golar LNG Ltd.	(17,760)	(254,224)	(64,923)

Singapore
Broadcom Ltd.	(9,958)	(1,473,970)	(64,541)

Switzerland
Weatherford International plc	(305,778)	(2,292,363)	(86,590)

United Kingdom
Aon plc	(35,129)	(3,166,493)	(502,731)
Delphi Automotive plc	(44,181)	(2,940,697)	(373,762)
Liberty Global plc	(43,167)	(1,644,591)	(17,339)
Pentair plc	(67,486)	(3,206,759)	(455,032)
Willis Towers Watson plc	(2,784)	(340,255)	9,905

			(1,338,959)

United States
3D Systems Corp.	(132,535)	(1,192,953)	(857,363)
Acadia Healthcare Co., Inc.	(90,196)	(5,415,922)	445,221
ACI Worldwide, Inc.	(14,073)	(302,222)	9,644
Acuity Brands, Inc.	(5,748)	(1,317,609)	63,740
Acxiom Corp.	(46,044)	(1,006,982)	19,799
Advance Auto Parts, Inc.	(5,343)	(817,853)	(38,844)
Advanced Micro Devices, Inc.	(504,178)	(1,072,008)	(364,899)
AECOM	(96,671)	(2,691,839)	(284,661)
AES Corp.	(12,805)	(115,350)	(35,749)
Agios Pharmaceuticals, Inc.	(42,398)	(1,908,269)	186,910
Air Lease Corp.	(91,741)	(2,558,094)	(388,626)
Air Products & Chemicals, Inc.	(5,534)	(699,141)	(98,032)
Akorn, Inc.	(167,778)	(5,181,483)	1,233,667
Albemarle Corp.	(72,025)	(3,715,729)	(888,829)
Alcoa, Inc.	(201,127)	(1,492,850)	(433,946)
Alexion Pharmaceuticals, Inc.	(31,224)	(5,688,816)	1,341,810
Align Technology, Inc.	(21,399)	(1,386,013)	(169,480)
Allegheny Technologies, Inc.	(80,626)	(752,280)	(561,924)
Alliance Data Systems Corp.	(13,621)	(3,609,959)	613,339
Alliant Energy Corp.	(38,143)	(2,384,555)	(448,707)
Ally Financial, Inc.	(200,259)	(3,436,712)	(312,136)
Alnylam Pharmaceuticals, Inc.	(50,393)	(3,617,521)	454,352

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
AMC Networks, Inc.	(5,758)	$(438,926)	$65,002
AMETEK, Inc.	(43,544)	(2,331,781)	155,452
Amphenol Corp.	(52,598)	(2,722,222)	(318,994)
Anadarko Petroleum Corp.	(43,843)	(1,837,339)	(204,429)
Apache Corp.	(72,858)	(3,011,925)	(544,274)
Aqua America, Inc.	(73,667)	(2,196,710)	(147,374)
Arista Networks, Inc.	(43,519)	(3,147,100)	401,051
ARRIS International plc	(125,777)	(3,755,694)	872,885
Arthur J Gallagher & Co.	(13,845)	(539,795)	(76,031)
Artisan Partners Asset Management, Inc.	(37,402)	(1,184,829)	31,351
Ascena Retail Group, Inc.	(197,493)	(1,687,986)	(496,287)
Ashland, Inc.	(15,126)	(1,504,712)	(158,543)
Associated Banc-Corp.	(19,762)	(334,543)	(19,987)
AT&T, Inc.	(17,951)	(611,229)	(91,911)
athenahealth, Inc.	(3,864)	(603,962)	67,716
Atmos Energy Corp.	(11,921)	(743,101)	(142,152)
Autodesk, Inc.	(31,109)	(1,640,070)	(173,896)
AutoNation, Inc.	(32,341)	(1,543,003)	33,326
Avis Budget Group, Inc.	(148,346)	(4,681,686)	622,939
Axalta Coating Systems Ltd.	(39,013)	(934,897)	(204,283)
B/E Aerospace, Inc.	(18,014)	(735,002)	(95,804)
Ball Corp.	(80,356)	(5,486,466)	(242,114)
Bank of Hawaii Corp.	(13,090)	(777,682)	(116,103)
Bank of the Ozarks, Inc.	(42,625)	(1,832,907)	43,936
BankUnited, Inc.	(28,135)	(882,797)	(86,173)
BB&T Corp.	(33,141)	(1,003,775)	(98,826)
Becton Dickinson and Co.	(9,328)	(1,454,332)	38,155
BioMarin Pharmaceutical, Inc.	(45,549)	(3,717,861)	(39,020)
Bio-Techne Corp.	(38,550)	(3,384,882)	(258,864)
Black Hills Corp.	(62,519)	(3,040,320)	(718,947)
Black Knight Financial Services, Inc.	(66,132)	(2,073,314)	21,238
BlackRock, Inc.	(4,742)	(1,391,320)	(223,663)
BorgWarner, Inc.	(123,900)	(4,868,298)	110,538
Boston Scientific Corp.	(103,472)	(1,814,991)	(131,318)
Bristol-Myers Squibb Co.	(19,675)	(1,254,970)	(1,869)
Brookdale Senior Living, Inc.	(57,120)	(1,040,726)	133,661
Brown & Brown, Inc.	(42,405)	(1,301,409)	(216,690)
Brown-Forman Corp.	(30,262)	(3,028,965)	49,066
Buffalo Wild Wings, Inc.	(6,512)	(1,038,459)	73,901
Cabela’s, Inc.	(71,449)	(3,191,578)	(287,274)
Cable One, Inc.	(2,251)	(951,612)	(32,368)
Cabot Oil & Gas Corp.	(76,019)	(1,237,620)	(488,772)
CalAtlantic Group, Inc.	(75,591)	(2,444,773)	(81,478)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Calpine Corp.	(30,988)	$(452,010)	$(18,078)
CarMax, Inc.	(69,368)	(3,597,277)	52,573
Carpenter Technology Corp.	(5,912)	(150,106)	(52,262)
Casey’s General Stores, Inc.	(1,238)	(153,883)	13,593
Catalent, Inc.	(49,245)	(1,228,143)	(85,222)
Caterpillar, Inc.	(12,939)	(838,107)	(152,244)
Cathay General Bancorp	(8,814)	(249,842)	142
CBOE Holdings, Inc.	(29,646)	(1,908,934)	(27,840)
CBS Corp.	(9,908)	(461,423)	(84,409)
CDK Global, Inc.	(29,173)	(1,355,814)	(2,189)
Celanese Corp.	(8,120)	(512,672)	(19,188)
Celgene Corp.	(15,714)	(1,568,218)	(4,596)
CenterPoint Energy, Inc.	(48,615)	(843,286)	(173,740)
Cerner Corp.	(13,222)	(768,429)	68,192
CF Industries Holdings, Inc.	(61,991)	(2,183,042)	240,244
Charles Schwab Corp. (The)	(126,712)	(4,037,287)	486,817
Cheniere Energy, Inc.	(83,292)	(2,946,857)	129,089
Chevron Corp.	(24,941)	(2,182,653)	(196,718)
Chipotle Mexican Grill, Inc.	(3,024)	(1,645,862)	221,648
Ciena Corp.	(160,531)	(3,031,057)	(22,243)
Cimarex Energy Co.	(32,033)	(3,029,245)	(86,605)
Cincinnati Financial Corp.	(10,398)	(628,227)	(51,386)
Cinemark Holdings, Inc.	(4,259)	(135,711)	(16,889)
Clean Harbors, Inc.	(14,220)	(578,997)	(122,618)
CME Group, Inc.	(14,601)	(1,365,526)	(36,901)
CMS Energy Corp.	(82,115)	(2,975,306)	(509,654)
CNO Financial Group, Inc.	(76,782)	(1,193,677)	(182,257)
Cobalt International Energy, Inc.	(51,360)	(155,564)	3,025
Cognex Corp.	(49,923)	(1,675,651)	(268,850)
Colfax Corp.	(51,442)	(1,133,874)	(336,853)
Columbia Pipeline Group, Inc.	(40,354)	(793,763)	(219,122)
CommScope Holding Co., Inc.	(225,263)	(5,300,721)	(988,622)
CommVault Systems, Inc.	(15,547)	(530,579)	(140,585)
Compass Minerals International, Inc.	(34,455)	(2,460,790)	19,309
Concho Resources, Inc.	(24,936)	(2,413,767)	(105,767)
ConocoPhillips	(37,250)	(1,591,699)	91,641
CONSOL Energy, Inc.	(23,776)	(164,054)	(104,377)
Constellation Brands, Inc.	(8,031)	(1,123,457)	(89,947)
Cooper Cos., Inc. (The)	(13,834)	(1,850,587)	(279,434)
Copart, Inc.	(29,398)	(1,139,246)	(59,310)
CoStar Group, Inc.	(11,169)	(2,129,424)	27,753
Costco Wholesale Corp.	(12,057)	(1,896,502)	(3,440)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Covanta Holding Corp.	(244,805)	$(3,695,778)	$(431,634)
CST Brands, Inc.	(25,196)	(974,329)	9,574
Cullen/Frost Bankers, Inc.	(27,820)	(1,379,295)	(153,865)
Cypress Semiconductor Corp.	(380,232)	(3,364,399)	71,590
DaVita HealthCare Partners, Inc.	(25,307)	(1,715,450)	(141,578)
Deere & Co.	(27,039)	(2,059,455)	(22,278)
Devon Energy Corp.	(21,637)	(571,176)	(22,544)
DeVry Education Group, Inc.	(32,580)	(819,357)	256,700
DexCom, Inc.	(27,163)	(2,044,765)	200,125
Diebold, Inc.	(58,972)	(1,712,422)	7,542
Discovery Communications, Inc.	(57,366)	(1,519,052)	(123,337)
DISH Network Corp.	(11,645)	(611,692)	72,994
Dolby Laboratories, Inc.	(17,021)	(562,814)	(176,919)
Dollar Tree, Inc.	(61,598)	(4,717,175)	(362,196)
Dominion Resources, Inc.	(143,109)	(9,669,587)	(1,080,761)
Donaldson Co., Inc.	(55,846)	(1,546,258)	(235,788)
Dover Corp.	(5,179)	(275,022)	(58,143)
DreamWorks Animation SKG, Inc.	(51,205)	(1,229,435)	(48,130)
DSW, Inc.	(8,234)	(195,769)	(31,818)
Duke Energy Corp.	(13,074)	(921,717)	(133,093)
Dunkin’ Brands Group, Inc.	(42,528)	(1,744,650)	(261,396)
E*TRADE Financial Corp.	(76,261)	(2,048,395)	180,764
Eagle Materials, Inc.	(21,134)	(1,235,413)	(246,292)
Eastman Chemical Co.	(20,294)	(1,292,983)	(172,853)
Eaton Vance Corp.	(17,616)	(501,906)	(88,582)
EchoStar Corp.	(2,943)	(99,776)	(30,570)
Ecolab, Inc.	(18,278)	(2,023,128)	(15,234)
Edgewell Personal Care Co.	(3,972)	(279,595)	(40,270)
Edison International	(7,838)	(462,243)	(101,231)
Energen Corp.	(13,744)	(390,311)	(112,582)
Envision Healthcare Holdings, Inc.	(142,749)	(3,197,602)	285,523
EOG Resources, Inc.	(40,566)	(2,796,241)	(148,039)
EQT Corp.	(14,756)	(743,651)	(248,837)
Eversource Energy	(60,466)	(3,102,506)	(425,081)
Exxon Mobil Corp.	(23,920)	(1,864,803)	(134,670)
Federated Investors, Inc.	(20,500)	(475,616)	(115,809)
FEI Co.	(14,120)	(1,105,427)	(151,394)
Fidelity National Information Services, Inc.	(20,850)	(1,176,272)	(143,742)
FireEye, Inc.	(46,273)	(797,779)	(34,672)
First Data Corp.	(221,462)	(2,260,952)	(604,767)
First Horizon National Corp.	(75,115)	(977,356)	(6,650)
First Republic Bank	(35,864)	(2,160,830)	(229,147)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
FleetCor Technologies, Inc.	(13,434)	$(1,918,241)	$(80,067)
Flowserve Corp.	(21,470)	(840,667)	(112,815)
Fluor Corp.	(7,840)	(324,252)	(96,756)
FMC Corp.	(83,659)	(3,093,243)	(284,070)
FNF Group	(60,132)	(1,947,750)	(90,725)
Forest City Realty Trust, Inc.	(75,024)	(1,505,230)	(77,026)
Fortune Brands Home & Security, Inc.	(19,934)	(996,041)	(121,060)
Freeport-McMoRan, Inc.	(51,389)	(473,293)	(58,070)
Frontier Communications Corp.	(358,416)	(1,429,076)	(574,469)
GATX Corp.	(45,144)	(1,793,274)	(351,066)
General Electric Co.	(94,925)	(2,899,959)	(117,707)
Genesee & Wyoming, Inc.	(62,548)	(3,011,259)	(910,500)
Gentex Corp.	(142,313)	(2,110,740)	(122,151)
Genworth Financial, Inc.	(167,923)	(456,079)	(2,351)
Global Payments, Inc.	(6,205)	(356,769)	(48,418)
Graco, Inc.	(14,652)	(987,250)	(242,932)
Granite Construction, Inc.	(18,572)	(795,330)	(92,411)
Great Plains Energy, Inc.	(23,229)	(612,570)	(136,566)
Greif, Inc.	(48,020)	(1,397,368)	(175,287)
Hain Celestial Group, Inc. (The)	(18,659)	(766,708)	3,368
Halliburton Co.	(95,258)	(3,255,918)	(146,697)
Halyard Health, Inc.	(16,081)	(434,933)	(27,074)
Hanesbrands, Inc.	(41,312)	(1,212,507)	41,725
Harley-Davidson, Inc.	(97,924)	(4,233,116)	(793,323)
Harman International Industries, Inc.	(19,804)	(1,756,657)	(6,691)
Harris Corp.	(27,583)	(2,281,008)	133,396
Helmerich & Payne, Inc.	(32,246)	(1,679,754)	(213,731)
Henry Schein, Inc.	(3,382)	(532,624)	(51,211)
Hertz Global Holdings, Inc.	(151,000)	(1,653,077)	63,047
Hess Corp.	(13,160)	(551,495)	(141,379)
Hexcel Corp.	(58,206)	(2,676,783)	132,599
Hill-Rom Holdings, Inc.	(18,384)	(898,262)	(26,453)
Hilton Worldwide Holdings, Inc.	(10,222)	(225,700)	(4,499)
Howard Hughes Corp. (The)	(22,063)	(2,376,043)	39,792
Huntington Bancshares, Inc.	(43,517)	(379,695)	(35,457)
IDEX Corp.	(8,343)	(573,262)	(118,206)
IDEXX Laboratories, Inc.	(55,073)	(3,818,660)	(494,657)
Illumina, Inc.	(43,060)	(7,680,135)	699,678
Incyte Corp.	(47,742)	(3,746,899)	287,037
Ingersoll-Rand plc	(14,445)	(733,685)	(162,049)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Intercontinental Exchange, Inc.	(560)	$(138,196)	$6,517
International Flavors & Fragrances, Inc.	(15,627)	(1,757,336)	(20,548)
Intersil Corp.	(14,097)	(184,107)	(4,370)
Intuitive Surgical, Inc.	(764)	(411,849)	(47,353)
Ionis Pharmaceuticals, Inc.	(11,602)	(432,919)	(36,962)
IPG Photonics Corp.	(6,161)	(533,593)	(58,356)
Janus Capital Group, Inc.	(9,499)	(128,402)	(10,569)
JB Hunt Transport Services, Inc.	(10,540)	(764,994)	(122,895)
Johnson Controls, Inc.	(7,920)	(308,009)	(634)
Juno Therapeutics, Inc.	(22,944)	(621,106)	(252,831)
Kansas City Southern	(69,208)	(4,941,502)	(972,322)
KAR Auction Services, Inc.	(20,431)	(755,545)	(23,693)
Kate Spade & Co.	(78,834)	(1,509,062)	(502,781)
KBR, Inc.	(82,002)	(1,271,240)	1,849
Kirby Corp.	(13,187)	(682,849)	(112,195)
KLX, Inc.	(35,459)	(1,116,604)	(23,048)
Knowles Corp.	(185,424)	(2,311,318)	(132,571)
Kosmos Energy Ltd.	(301,338)	(1,510,383)	(243,405)
Laboratory Corp. of America Holdings	(19,806)	(2,409,994)	90,117
Las Vegas Sands Corp.	(4,662)	(194,965)	(45,967)
LendingClub Corp.	(128,932)	(956,029)	(114,107)
Lennar Corp.	(61,763)	(2,841,034)	(145,825)
Leucadia National Corp.	(57,826)	(946,033)	10,987
Level 3 Communications, Inc.	(29,481)	(1,454,437)	(103,633)
Lexmark International, Inc.	(19,466)	(524,627)	(126,121)
Liberty Broadband Corp.	(34,857)	(1,788,048)	(231,915)
Lions Gate Entertainment Corp.	(87,543)	(2,393,962)	481,147
Live Nation Entertainment, Inc.	(59,955)	(1,458,015)	120,418
LKQ Corp.	(20,273)	(493,848)	(153,469)
Loews Corp.	(127,974)	(4,642,429)	(253,856)
Louisiana-Pacific Corp.	(232,944)	(3,882,352)	(105,649)
M&T Bank Corp.	(16,306)	(1,988,032)	178,066
Macquarie Infrastructure Corp.	(37,781)	(2,440,381)	(107,570)
Manitowoc Co., Inc. (The)	(128,187)	(903,283)	348,233
Manitowoc Foodservice, Inc.	(116,873)	(823,557)	(899,151)
Marathon Oil Corp.	(11,860)	(129,473)	(2,647)
Markel Corp.	(385)	(334,189)	(9,065)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
MarketAxess Holdings, Inc.	(15,297)	$(1,702,404)	$(207,121)
Marsh & McLennan Cos., Inc.	(38,317)	(2,088,139)	(241,152)
Martin Marietta Materials, Inc.	(14,284)	(2,038,898)	(239,543)
MasterCard, Inc.	(18,286)	(1,737,907)	9,880
Mattel, Inc.	(98,780)	(2,652,243)	(668,741)
MAXIMUS, Inc.	(42,776)	(2,212,781)	(38,948)
MDC Holdings, Inc.	(18,298)	(429,907)	(28,641)
MDU Resources Group, Inc.	(207,896)	(3,524,288)	(521,368)
MEDNAX, Inc.	(20,848)	(1,441,005)	93,807
Memorial Resource Development Corp.	(172,540)	(2,451,962)	695,505
Mercury General Corp.	(11,436)	(528,133)	(106,565)
MGM Resorts International	(36,354)	(779,793)	364
Microchip Technology, Inc.	(41,079)	(1,739,254)	(240,754)
Microsemi Corp.	(10,615)	(317,173)	(89,488)
Middleby Corp. (The)	(32,535)	(3,325,719)	(148,043)
Mohawk Industries, Inc.	(4,682)	(824,678)	(69,116)
Molson Coors Brewing Co.	(39,214)	(3,568,957)	(202,646)
Monsanto Co.	(14,908)	(1,402,249)	94,221
Monster Beverage Corp.	(30,067)	(4,518,769)	508,433
Moody’s Corp.	(11,144)	(962,835)	(113,230)
Motorola Solutions, Inc.	(10,589)	(638,121)	(163,467)
Murphy Oil Corp.	(39,669)	(806,573)	(192,689)
Mylan NV	(9,006)	(477,048)	59,620
Nabors Industries Ltd.	(61,747)	(534,778)	(33,294)
National Fuel Gas Co.	(67,878)	(2,808,845)	(588,449)
National Instruments Corp.	(23,977)	(657,608)	(64,340)
National Oilwell Varco, Inc.	(59,063)	(1,901,184)	64,325
Netflix, Inc.	(12,145)	(1,305,641)	64,057
NetScout Systems, Inc.	(132,285)	(3,299,690)	261,104
NetSuite, Inc.	(56,100)	(4,383,549)	541,260
Newell Rubbermaid, Inc.	(48,027)	(2,028,747)	(98,369)
Newfield Exploration Co.	(78,153)	(2,170,315)	(428,272)
NewMarket Corp.	(2,439)	(847,638)	(118,840)
NextEra Energy, Inc.	(8,185)	(857,132)	(111,481)
Nielsen Holdings plc	(85,918)	(3,958,495)	(565,947)
NiSource, Inc.	(27,499)	(537,671)	(110,205)
Noble Energy, Inc.	(61,074)	(1,886,205)	(32,130)
Nordson Corp.	(21,152)	(1,309,540)	(298,858)
Northern Trust Corp.	(13,100)	(720,327)	(133,400)
NorthStar Asset Management Group, Inc.	(190,860)	(2,142,580)	(23,681)
Norwegian Cruise Line Holdings Ltd.	(16,198)	(892,340)	(3,247)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
NOW, Inc.	(111,668)	$(1,565,556)	$(413,201)
NRG Energy, Inc.	(180,487)	(1,942,981)	(405,155)
Nucor Corp.	(10,369)	(380,306)	(110,148)
Occidental Petroleum Corp.	(40,171)	(2,406,723)	(342,178)
OGE Energy Corp.	(57,402)	(1,439,967)	(203,452)
Old Dominion Freight Line, Inc.	(25,090)	(1,443,767)	(302,999)
Olin Corp.	(96,504)	(1,310,241)	(366,034)
ONE Gas, Inc.	(20,947)	(1,063,955)	(215,906)
ONEOK, Inc.	(69,780)	(1,390,636)	(692,995)
Oshkosh Corp.	(31,059)	(1,110,531)	(158,851)
Owens-Illinois, Inc.	(202,371)	(3,076,696)	(153,145)
Packaging Corp. of America	(19,465)	(1,101,172)	(74,514)
PacWest Bancorp	(26,781)	(1,093,451)	98,537
Palo Alto Networks, Inc.	(28,333)	(4,405,349)	(216,897)
Pandora Media, Inc.	(243,073)	(2,665,418)	489,915
PAREXEL International Corp.	(26,781)	(1,672,302)	(7,670)
Patterson Cos., Inc.	(27,936)	(1,133,995)	(165,867)
Patterson-UTI Energy, Inc.	(148,900)	(2,002,051)	(621,567)
PayPal Holdings, Inc.	(42,680)	(1,473,438)	(174,010)
Penske Automotive Group, Inc.	(20,518)	(735,295)	(42,337)
People’s United Financial, Inc.	(36,363)	(545,234)	(34,029)
PerkinElmer, Inc.	(7,839)	(407,158)	19,441
Platform Specialty Products Corp.	(253,866)	(2,508,080)	324,832
Polaris Industries, Inc.	(15,742)	(1,279,443)	(270,829)
PolyOne Corp.	(27,643)	(803,749)	(32,452)
Post Holdings, Inc.	(13,593)	(843,038)	(91,753)
PPL Corp.	(26,502)	(880,177)	(128,754)
Praxair, Inc.	(20,177)	(2,033,195)	(276,063)
Premier, Inc.	(60,427)	(2,016,767)	922
Primerica, Inc.	(8,047)	(321,495)	(36,838)
Prosperity Bancshares, Inc.	(19,565)	(788,883)	(118,737)
PulteGroup, Inc.	(84,272)	(1,351,066)	(225,663)
Qorvo, Inc.	(14,148)	(721,164)	7,964
Regal Beloit Corp.	(16,298)	(877,328)	(150,912)
Regeneron Pharmaceuticals, Inc.	(7,004)	(3,297,708)	773,186
Rice Energy, Inc.	(70,014)	(631,283)	(346,113)
Rockwell Collins, Inc.	(16,232)	(1,296,575)	(200,178)
Rollins, Inc.	(25,143)	(667,616)	(14,262)
Roper Technologies, Inc.	(10,126)	(1,844,992)	(5,737)
Royal Caribbean Cruises Ltd.	(5,811)	(547,182)	69,809
RPC, Inc.	(125,650)	(1,385,400)	(396,317)
RPM International, Inc.	(13,418)	(559,284)	(75,790)
Ryder System, Inc.	(32,295)	(1,719,978)	(372,092)
Sabre Corp.	(14,548)	(366,006)	(54,722)
salesforce.com, Inc.	(14,264)	(1,065,152)	12,041
SanDisk Corp.	(28,830)	(2,157,349)	(36,037)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
SBA Communications Corp.	(45,459)	$(4,569,154)	$15,526
Schlumberger Ltd.	(52,388)	(3,576,732)	(286,883)
Scripps Networks Interactive, Inc.	(3,538)	(192,043)	(39,696)
Seagate Technology plc	(26,686)	(819,015)	(100,318)
Seattle Genetics, Inc.	(96,907)	(3,391,831)	(8,636)
Sempra Energy	(24,784)	(2,378,025)	(200,750)
ServiceMaster Global Holdings, Inc.	(36,830)	(1,423,664)	35,910
ServiceNow, Inc.	(26,777)	(2,279,465)	641,248
Signature Bank	(13,429)	(1,815,017)	(12,939)
Signet Jewelers Ltd.	(4,064)	(479,383)	(24,674)
Silgan Holdings, Inc.	(26,729)	(1,403,342)	(17,838)
Silicon Laboratories, Inc.	(6,914)	(351,784)	40,931
Sirius XM Holdings, Inc.	(662,310)	(2,589,707)	(26,418)
Six Flags Entertainment Corp.	(5,628)	(299,747)	(12,550)
SLM Corp.	(119,288)	(721,319)	(37,353)
SM Energy Co.	(32,416)	(398,566)	(208,910)
Sotheby’s	(21,010)	(556,345)	(5,252)
Southern Co. (The)	(30,852)	(1,435,720)	(160,254)
Spectra Energy Corp.	(66,579)	(1,527,322)	(509,995)
Spectrum Brands Holdings, Inc.	(42,189)	(4,167,830)	(442,584)
Spirit Airlines, Inc.	(50,036)	(2,150,758)	(249,969)
Splunk, Inc.	(57,224)	(2,694,449)	(105,521)
Sprouts Farmers Market, Inc.	(157,416)	(4,044,006)	(527,355)
SS&C Technologies Holdings, Inc.	(52,732)	(3,203,291)	(140,973)
Stericycle, Inc.	(32,749)	(3,875,854)	(256,742)
STERIS plc	(29,433)	(2,177,361)	86,146
SunPower Corp.	(81,973)	(2,232,223)	400,946
SVB Financial Group	(7,359)	(777,707)	26,721
Synovus Financial Corp.	(12,297)	(396,947)	41,441
Targa Resources Corp.	(51,476)	(1,418,745)	(118,328)
Teleflex, Inc.	(8,571)	(1,135,737)	(209,995)
Tempur Sealy International, Inc.	(26,143)	(1,931,445)	342,212
Tenet Healthcare Corp.	(100,863)	(2,775,138)	(142,828)
TerraForm Power, Inc.	(92,522)	(998,996)	198,681
Tesla Motors, Inc.	(10,321)	(2,408,818)	37,362
Thermo Fisher Scientific, Inc.	(16,564)	(2,040,509)	(304,788)
Tiffany & Co.	(9,538)	(706,211)	6,313
Time, Inc.	(26,568)	(389,969)	(20,241)
T-Mobile US, Inc.	(23,767)	(908,808)	(1,468)
Toll Brothers, Inc.	(27,439)	(903,261)	93,536
Torchmark Corp.	(21,652)	(1,056,299)	(116,373)
Tractor Supply Co.	(5,698)	(463,993)	(51,448)
TransDigm Group, Inc.	(22,627)	(4,951,281)	(34,352)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
TreeHouse Foods, Inc.	(11,035)	$(889,311)	$(67,976)
TRI Pointe Group, Inc.	(171,402)	(2,013,668)	(5,448)
Trimble Navigation Ltd.	(23,589)	(517,307)	(67,700)
Triumph Group, Inc.	(10,743)	(345,063)	6,873
Twenty-First Century Fox, Inc.	(26,016)	(692,173)	(33,153)
Twitter, Inc.	(159,504)	(3,613,764)	973,973
Tyler Technologies, Inc.	(8,255)	(1,063,337)	1,661
UGI Corp.	(34,211)	(1,105,474)	(272,887)
Ulta Salon Cosmetics & Fragrance, Inc.	(2,156)	(329,735)	(87,969)
Ultimate Software Group, Inc. (The)	(14,943)	(2,564,971)	(326,500)
Umpqua Holdings Corp.	(46,618)	(738,753)	(608)
Under Armour, Inc.	(57,491)	(4,550,377)	(326,584)
United Continental Holdings, Inc.	(3,900)	(223,548)	(9,906)
United Parcel Service, Inc.	(4,386)	(420,636)	(41,955)
United Rentals, Inc.	(11,346)	(748,269)	42,661
USG Corp.	(84,451)	(1,600,202)	(495,027)
Valley National Bancorp	(71,611)	(670,824)	(12,345)
Valspar Corp. (The)	(12,529)	(1,010,715)	(330,139)
Veeva Systems, Inc.	(91,268)	(2,333,482)	48,131
Verisk Analytics, Inc.	(91,951)	(6,952,203)	(396,521)
Vertex Pharmaceuticals, Inc.	(17,906)	(1,912,787)	489,439
Visa, Inc.	(44,092)	(3,434,011)	61,854
Vista Outdoor, Inc.	(41,302)	(1,809,502)	(334,485)
Visteon Corp.	(15,358)	(1,768,474)	546,130
Vulcan Materials Co.	(23,714)	(2,091,865)	(411,622)
WABCO Holdings, Inc.	(2,479)	(247,347)	(17,708)
Wabtec Corp.	(18,467)	(1,234,304)	(229,944)
Walgreens Boots Alliance, Inc.	(18,348)	(1,529,122)	(16,513)
Waste Connections, Inc.	(7,898)	(449,862)	(60,269)
Webster Financial Corp.	(16,092)	(503,042)	(74,660)
WEC Energy Group, Inc.	(183,502)	(9,490,940)	(1,532,025)
Westar Energy, Inc.	(12,071)	(495,757)	(103,085)
WestRock Co.	(85,615)	(3,514,816)	173,262
WEX, Inc.	(3,394)	(294,718)	11,795
WGL Holdings, Inc.	(9,548)	(610,400)	(80,589)
WhiteWave Foods Co. (The)	(108,837)	(4,077,332)	(345,803)
Whole Foods Market, Inc.	(23,338)	(788,853)	62,808
Williams-Sonoma, Inc.	(16,855)	(909,093)	(13,550)
WisdomTree Investments, Inc.	(420,853)	(5,819,401)	1,009,051

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Woodward, Inc.	(2,660)	$(117,575)	$(20,798)
Workday, Inc.	(51,229)	(3,674,694)	(261,743)
WR Grace & Co.	(21,449)	(1,036,404)	(490,336)
Wynn Resorts Ltd.	(21,083)	(1,220,109)	(749,675)
Xcel Energy, Inc.	(25,636)	(929,828)	(142,270)
Yahoo!, Inc.	(53,858)	(1,613,283)	(369,230)
Zayo Group Holdings, Inc.	(113,543)	(2,688,389)	(63,894)
Zebra Technologies Corp.	(38,843)	(2,489,192)	(190,975)
Zions Bancorporation	(30,224)	(783,421)	51,698
Zoetis, Inc.	(10,588)	(429,691)	(39,675)

			(36,149,452)

Total of Short Equity Positions			(35,802,155)

Total of Long and Short Equity Positions			8,225,452

Net Cash and Other Receivables/ (Payables) (b)			732,431

Swaps, at Value			$8,957,883

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate, plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	1-61 months maturity ranging from 04/12/2016 - 12/21/2020	$1,426,897

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Aeroports de Paris	2,083	$253,786	$3,459
Atos SE	17,586	1,438,755	(10,443)
AXA SA	42,077	1,153,639	(166,987)
Cap Gemini SA	23,667	2,328,323	(108,254)
Christian Dior SE	3,868	668,838	31,561
Cie Generale des Etablissements Michelin	10,253	1,023,767	23,767
CNP Assurances	63,043	821,247	160,498
Dassault Systemes	4,869	401,252	(15,473)
Eiffage SA	18,123	1,216,240	174,419
Engie	205,331	3,112,326	68,994
Eutelsat Communications SA	26,740	858,155	4,245
Faurecia	51,869	1,954,987	8,722
Hermes International	906	329,177	(10,607)
Imerys SA	2,424	174,056	(5,232)
Ipsen SA	13,887	886,011	(89,699)
Lagardere SCA	16,282	490,117	(58,245)
Numericable-SFR SAS	18,125	735,621	25,584
Orange SA	104,731	1,950,812	(121,903)
Peugeot SA	246,463	4,513,702	(297,207)
Publicis Groupe SA	2,741	188,883	3,319
Renault SA	8,174	779,514	32,798
Safran SA	30,679	2,127,234	14,160
Sanofi	31,321	2,797,317	(279,240)
SCOR SE	56,539	2,158,007	(164,671)
SEB SA	15,059	1,622,240	(61,493)
Societe BIC SA	7,290	1,235,643	(140,283)
Societe Generale SA	6,701	326,545	(78,930)
Societe Television Francaise 1	56,752	655,046	79,156
Sodexo SA	15,512	1,598,778	70,687
Teleperformance	20,307	1,753,144	30,488
Thales SA	38,940	3,128,454	274,309
TOTAL SA	57,668	2,448,810	175,161
Valeo SA	9,530	1,414,762	67,139
Veolia Environnement SA	119,535	2,850,817	26,251
Vinci SA	15,101	1,024,541	96,317

			(237,633)

Luxembourg
Eurofins Scientific SE	374	122,250	14,679

Total of Long Equity Positions			(222,954)

Short Positions

Common Stocks
France
Accor SA	(4,406)	(193,895)	7,515
Air Liquide SA	(19,375)	(2,057,539)	(116,160)
Airbus Group SE	(16,311)	(1,201,002)	120,277
Alstom SA	(92,901)	(2,163,104)	(207,788)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

France (continued)
Arkema SA	(3,389)	$(251,677)	$(2,219)
Bollore SA	(450,112)	(2,100,484)	355,550
Bureau Veritas SA	(27,676)	(584,842)	(30,489)
Carrefour SA	(16,004)	(495,586)	55,905
Credit Agricole SA	(57,009)	(663,163)	46,675
Danone SA	(20,608)	(1,468,998)	6,814
Edenred	(164,010)	(3,118,869)	(60,794)
Electricite de France SA	(265,619)	(3,666,017)	692,226
Essilor International SA	(8,274)	(1,078,195)	58,708
Iliad SA	(3,534)	(885,983)	(21,991)
Ingenico Group	(12,002)	(1,295,582)	(80,228)
JCDecaux SA	(6,427)	(240,916)	(40,376)
Kering	(9,152)	(1,621,351)	(12,673)
LVMH Moet Hennessy Louis Vuitton SE	(2,999)	(508,992)	(3,467)
Natixis SA	(286,814)	(1,508,538)	98,508
Orpea	(11,891)	(942,940)	(46,147)
Pernod Ricard SA	(21,721)	(2,621,886)	203,195
Plastic Omnium SA	(47,617)	(1,544,682)	(90,702)
Remy Cointreau SA	(11,156)	(823,415)	(22,627)
Rexel SA	(44,944)	(621,215)	(19,451)
Schneider Electric SE	(22,424)	(1,355,830)	(57,342)
Suez Environnement Co.	(30,195)	(595,766)	43,007
Technip SA	(10,536)	(552,987)	(30,910)
Vivendi SA	(24,564)	(467,868)	(46,919)
Zodiac Aerospace	(221,613)	(5,275,978)	850,174

			1,648,271

Luxembourg
SES SA	(17,033)	(443,686)	(54,612)

Total of Short Equity Positions			1,593,659

Total of Long and Short Equity Positions			1,370,705

Net Cash and Other Receivables/ (Payables) (b)			56,192

Swaps, at Value			$1,426,897

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2016 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$19,593,387	$19,593,387

CitiBank
Cash	(470,000)	—	(470,000)

Deutsche Bank
Investment Companies	44,407,580	—	44,407,580

Goldman Sachs
Investment Companies	119,980,000	—	119,980,000

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SHORT-TERM INVESTMENTS - 98.3%	SHARES	VALUE (Note 5)
Investment Companies - 14.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.200% ^(a)	34,818,343	$34,818,343
Dreyfus Treasury Cash Management, Class I, 0.180% ^(a)	139,273,371	139,273,371
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% ^(a)(b)	1,222,357,409	1,222,357,409
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.170% ^(a)(b)	21,067,881	21,067,881
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.180% ^(a)	174,091,713	174,091,713

Total Investment Companies (cost $1,591,608,717)		1,591,608,717

	PRINCIPAL AMOUNT (000’s)
U.S. Treasury Obligations - 84.0%
U.S. Treasury Bill, 0.422%, 08/11/2016 ^(c)	$418,594	418,109,268
U.S. Treasury Bill, 0.479%, 09/01/2016 ^(c)	625,447	624,535,724
U.S. Treasury Bill, 0.410%, 07/28/2016 ^(c)(d)	987,354	986,432,799
U.S. Treasury Bill, 0.465%, 08/04/2016 ^(c)	685,787	685,075,153
U.S. Treasury Bill, 0.455%, 09/29/2016 ^(c)	704,042	702,697,984
U.S. Treasury Bill, 0.476%, 09/08/2016 (c)	404,000	403,385,516
U.S. Treasury Bill, 0.441%, 09/22/2016 (c)	24,784	24,738,819
U.S. Treasury Bill, 0.498%, 07/07/2016 (c)(d)	434,577	434,302,347
U.S. Treasury Bill, 0.471%, 07/14/2016 (c)	152,110	152,024,306
U.S. Treasury Bill, 0.583%, 6/16/2016 ^(c)	678,847	678,574,104
U.S. Treasury Bill, 0.516%, 06/23/2016 ^(c)	236,930	236,816,748
U.S. Treasury Bill, 0.370%, 07/21/2016 ^(c)	336,723	336,445,203
U.S. Treasury Bill, 0.145%, 04/28/2016 ^(c)	10,573	10,571,636
U.S. Treasury Bill, 0.345%, 05/26/2016 ^(c)	166,146	166,112,272
U.S. Treasury Bill, 0.409%, 08/18/2016 ^(c)	599,562	598,785,567
U.S. Treasury Bill, 0.414%, 06/02/2016 ^(c)(d)	911,563	911,317,789
U.S. Treasury Bill, 0.536%, 06/09/2016 ^(c)(d)	751,051	750,788,883
U.S. Treasury Bill, 0.511%, 09/15/2016 ^(c)	928,892	927,478,226

	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
U.S. Treasury Obligations - 84.0% (continued)
U.S. Treasury Bill, 0.066%, 04/07/2016 ^(c)(d)	$334,630	$334,623,308

Total U.S. Treasury Obligations (cost $9,377,816,686)		9,382,815,652

TOTAL SHORT-TERM INVESTMENTS (cost $10,969,425,403)		10,974,424,369

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 98.3% (cost $10,969,425,403)		10,974,424,369

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7% (e)		192,385,893

NET ASSETS - 100.0%		$11,166,810,262

(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	All or a portion of the security is pledged as collateral to the brokers for futures contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Total return swap contracts outstanding as of March 31, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Bovespa Index April Futures	04/2016	BRL	(40,070,388)	$(2,182,067)
Macquarie Capital	Corn May Futures^	04/2016	USD	(25,922,564)	1,124,239
Societe Generale	Corn May Futures^	04/2016	USD	(13,736,308)	273,858
Merrill Lynch	Corn May Futures^	05/2016	USD	(15,804,113)	144,788
CitiBank	Cotton No. 2 May Futures^	04/2016	USD	15,706,343	(482,588)
CitiBank	Cotton No. 2 May Futures^	04/2016	USD	(15,357,735)	134,078
Bank of America	H-SHARES Index April Futures	04/2016	HKD	(1,074,995,976)	(4,043,985)
Societe Generale	Lean Hogs April Futures^	04/2016	USD	6,756,812	(222,552)
Societe Generale	Lean Hogs April Futures^	04/2016	USD	(6,687,306)	153,046
Macquarie Capital	Lean Hogs June Futures^	06/2016	USD	29,351,977	(666,397)
Societe Generale	Lean Hogs June Futures^	06/2016	USD	7,748,476	(19,216)
Macquarie Capital	Live Cattle April Futures^	04/2016	USD	(95,706,364)	(2,738,668)
Macquarie Capital	Live Cattle April Futures^	04/2016	USD	95,706,364	532,064
Merrill Lynch	Live Cattle April Futures^	04/2016	USD	15,541,830	(494,682)
Merrill Lynch	Live Cattle April Futures^	04/2016	USD	(15,132,010)	84,870
Societe Generale	Live Cattle April Futures^	04/2016	USD	35,031,265	(1,161,975)
Societe Generale	Live Cattle April Futures^	04/2016	USD	(34,048,477)	179,187
Macquarie Capital	Live Cattle June Futures^	06/2016	USD	(8,160,545)	74,115
Merrill Lynch	Live Cattle June Futures^	06/2016	USD	(14,364,170)	324,540
Societe Generale	Live Cattle June Futures^	06/2016	USD	(32,355,919)	754,349
Bank of America	MSCI Taiwan Stock Index April Futures	04/2016	USD	20,462,235	145,765
Bank of America	SGX S&P CNX Nifty Index April Futures	04/2016	USD	(9,520,153)	(89,622)
CitiBank	Soybean May Futures^	04/2016	USD	73,673,000	1,144,697
CitiBank	Soybean May Futures^	04/2016	USD	(71,495,289)	(3,321,620)
Macquarie Capital	Soybean May Futures^	04/2016	USD	18,717,388	129,108
Macquarie Capital	Soybean May Futures^	04/2016	USD	54,771,430	(991,642)
Societe Generale	Soybean May Futures^	04/2016	USD	(15,449,042)	(716,771)
Societe Generale	Soybean May Futures^	04/2016	USD	16,105,591	60,221
CitiBank	Soybean Meal May Futures^	04/2016	USD	(74,637,577)	(1,235,633)
Deutsche Bank	Soybean Meal May Futures^	04/2016	USD	(38,933,465)	(611,425)
Deutsche Bank	Soybean Meal May Futures^	04/2016	USD	4,506,070	19,090
Societe Generale	Soybean Meal May Futures^	04/2016	USD	(25,877,528)	(476,722)
Societe Generale	Soybean Oil May Futures^	04/2016	USD	17,962,637	269,779
Bank of America	Swiss Market Index June Futures	06/2016	CHF	(169,562,214)	1,999,637
CitiBank	Wheat May Futures^	04/2016	USD	(62,271,842)	(1,295,533)
Deutsche Bank	Wheat May Futures^	04/2016	USD	(8,817,763)	(155,063)
Deutsche Bank	Wheat May Futures^	04/2016	USD	1,676,556	28,044

					$(13,330,686)

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Open futures contracts outstanding at March 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
1,052	Goldman Sachs	Cocoa Futures^	07/2016	$32,833,165	$32,696,632	$(136,533)
5,419	Morgan Stanley and Co., International plc	Gold 100 OZ Futures^	06/2016	675,777,101	669,571,640	(6,205,461)
101	Morgan Stanley and Co., International plc	Lean Hogs Futures^	06/2016	3,284,880	3,266,340	(18,540)
62	J.P. Morgan	LME Aluminum Futures^	04/2016	2,280,461	2,338,563	58,102
35	J.P. Morgan	LME Aluminum Futures^	04/2016	1,295,688	1,321,757	26,069
30	J.P. Morgan	LME Aluminum Futures^	04/2016	1,111,748	1,133,205	21,457
67	J.P. Morgan	LME Aluminum Futures^	04/2016	2,526,789	2,531,444	4,655
150	J.P. Morgan	LME Aluminum Futures^	04/2016	5,707,718	5,668,763	(38,955)
478	J.P. Morgan	LME Aluminum Futures^	05/2016	18,109,011	18,086,325	(22,686)
80	J.P. Morgan	LME Aluminum Futures^	05/2016	3,077,468	3,026,820	(50,648)
100	J.P. Morgan	LME Aluminum Futures^	05/2016	3,825,808	3,783,300	(42,508)
32	J.P. Morgan	LME Aluminum Futures^	05/2016	1,206,094	1,210,288	4,194
38	J.P. Morgan	LME Aluminum Futures^	05/2016	1,443,031	1,436,875	(6,156)
57	J.P. Morgan	LME Aluminum Futures^	05/2016	2,192,803	2,154,600	(38,203)
252	J.P. Morgan	LME Aluminum Futures^	05/2016	9,831,866	9,531,459	(300,407)
56	J.P. Morgan	LME Aluminum Futures^	05/2016	2,170,721	2,118,424	(52,297)
75	J.P. Morgan	LME Aluminum Futures^	05/2016	2,944,349	2,837,606	(106,743)
7	J.P. Morgan	LME Aluminum Futures^	05/2016	275,154	264,885	(10,269)
20	J.P. Morgan	LME Aluminum Futures^	06/2016	788,139	757,510	(30,629)
18	J.P. Morgan	LME Aluminum Futures^	06/2016	712,739	681,638	(31,101)
13	J.P. Morgan	LME Aluminum Futures^	06/2016	515,114	492,482	(22,632)
11	J.P. Morgan	LME Aluminum Futures^	06/2016	435,764	416,757	(19,007)
6	J.P. Morgan	LME Aluminum Futures^	06/2016	234,788	227,365	(7,423)
128	J.P. Morgan	LME Aluminum Futures^	06/2016	5,059,969	4,852,800	(207,169)
186	J.P. Morgan	LME Aluminum Futures^	06/2016	7,022,049	7,051,725	29,676
227	J.P. Morgan	LME Aluminum Futures^	06/2016	8,671,344	8,606,138	(65,206)
67	J.P. Morgan	LME Aluminum Futures^	06/2016	2,554,539	2,541,946	(12,593)
97	J.P. Morgan	LME Aluminum Futures^	06/2016	3,646,225	3,680,786	34,561
123	J.P. Morgan	LME Aluminum Futures^	06/2016	4,594,351	4,668,219	73,868
115	J.P. Morgan	LME Aluminum Futures^	06/2016	4,276,125	4,365,342	89,217
111	J.P. Morgan	LME Aluminum Futures^	06/2016	4,130,859	4,217,250	86,391

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
237	J.P. Morgan	LME Aluminum Futures^	06/2016	$8,860,181	$9,006,000	$145,819
58	J.P. Morgan	LME Copper Futures^	05/2016	6,756,092	7,049,813	293,721
93	J.P. Morgan	LME Copper Futures^	05/2016	10,666,551	11,303,499	636,948
90	J.P. Morgan	LME Copper Futures^	05/2016	10,281,683	10,932,975	651,292
66	J.P. Morgan	LME Copper Futures^	05/2016	7,557,833	8,016,525	458,692
35	J.P. Morgan	LME Copper Futures^	05/2016	4,015,945	4,250,400	234,455
100	J.P. Morgan	LME Copper Futures^	05/2016	11,670,386	12,139,500	469,114
27	J.P. Morgan	LME Copper Futures^	05/2016	3,107,726	3,277,058	169,332
2	J.P. Morgan	LME Copper Futures^	05/2016	231,896	242,700	10,804
16	J.P. Morgan	LME Copper Futures^	06/2016	1,880,788	1,941,600	60,812
105	J.P. Morgan	LME Copper Futures^	06/2016	12,727,272	12,741,750	14,478
96	J.P. Morgan	LME Copper Futures^	06/2016	11,976,014	11,649,600	(326,414)
70	J.P. Morgan	LME Copper Futures^	06/2016	8,637,793	8,494,500	(143,293)
20	J.P. Morgan	LME Copper Futures^	06/2016	2,461,315	2,427,000	(34,315)
15	J.P. Morgan	LME Copper Futures^	06/2016	1,839,390	1,819,968	(19,422)
367	J.P. Morgan	LME Copper Futures^	06/2016	45,282,982	44,507,925	(775,057)
10	J.P. Morgan	LME Copper Futures^	06/2016	1,265,296	1,212,187	(53,109)
35	J.P. Morgan	LME Copper Futures^	06/2016	4,418,583	4,242,438	(176,145)
46	J.P. Morgan	LME Nickel Futures^	06/2016	2,507,262	2,340,066	(167,196)
55	J.P. Morgan	LME Nickel Futures^	06/2016	3,081,084	2,798,344	(282,740)
49	J.P. Morgan	LME Nickel Futures^	06/2016	2,659,272	2,493,170	(166,102)
47	J.P. Morgan	LME Nickel Futures^	06/2016	2,485,292	2,391,501	(93,791)
21	J.P. Morgan	LME Nickel Futures^	06/2016	1,105,505	1,068,584	(36,921)
218	J.P. Morgan	LME Nickel Futures^	06/2016	11,890,940	11,095,110	(795,830)
3	J.P. Morgan	LME Zinc Futures^	04/2016	119,158	135,875	16,717
227	J.P. Morgan	LME Zinc Futures^	05/2016	9,348,558	10,284,518	935,960
143	J.P. Morgan	LME Zinc Futures^	05/2016	6,135,486	6,478,794	343,308
140	J.P. Morgan	LME Zinc Futures^	05/2016	5,941,842	6,342,875	401,033
157	J.P. Morgan	LME Zinc Futures^	05/2016	6,702,098	7,113,081	410,983
8	J.P. Morgan	LME Zinc Futures^	05/2016	340,312	362,450	22,138
16	J.P. Morgan	LME Zinc Futures^	05/2016	687,169	724,900	37,731
21	J.P. Morgan	LME Zinc Futures^	05/2016	900,357	951,431	51,074
70	J.P. Morgan	LME Zinc Futures^	05/2016	2,903,868	3,171,437	267,569
66	J.P. Morgan	LME Zinc Futures^	05/2016	2,898,924	2,990,955	92,031
31	J.P. Morgan	LME Zinc Futures^	05/2016	1,346,546	1,404,913	58,367
3	J.P. Morgan	LME Zinc Futures^	05/2016	132,662	135,966	3,304
24	J.P. Morgan	LME Zinc Futures^	06/2016	1,080,928	1,088,478	7,550
9	J.P. Morgan	LME Zinc Futures^	06/2016	405,122	408,197	3,075
4	J.P. Morgan	LME Zinc Futures^	06/2016	179,374	181,430	2,056
52	J.P. Morgan	LME Zinc Futures^	06/2016	2,356,220	2,359,175	2,955

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
4	J.P. Morgan	LME Zinc Futures^	06/2016	$186,521	$181,529	$(4,992)
5	J.P. Morgan	LME Zinc Futures^	06/2016	230,874	226,937	(3,937)
29	Morgan Stanley and Co., International plc	Platinum Futures^	07/2016	1,417,650	1,417,375	(275)
1,081	Morgan Stanley and Co., International plc	Silver Futures^	05/2016	84,031,193	83,582,920	(448,273)
819	Morgan Stanley and Co., International plc	Soybean Futures^	05/2016	37,314,111	37,295,213	(18,898)
1,259	Morgan Stanley and Co., International plc	Soybean Oil Futures^	05/2016	24,900,751	25,849,788	949,037
6,013	Morgan Stanley and Co., International plc	Sugar #11 (World Markets) Futures^	04/2016	107,802,544	103,375,496	(4,427,048)
986	Barclays Capital	E-Mini DJIA CBOT Futures	06/2016	86,483,020	86,743,350	260,330
888	J.P. Morgan	FTSE/JSE Top 40 Index Futures	06/2016	28,656,180	28,144,736	(511,444)
531	Barclays Capital	MSCI Taiwan Stock Index Futures	04/2016	16,950,507	17,098,200	147,693
413	Barclays Capital	S&P 500 E-Mini Futures	06/2016	42,447,686	42,363,475	(84,211)
6	Barclays Capital	S&P MID 400 E-Mini Futures	06/2016	865,094	864,720	(374)
94	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	06/2016	11,410,475	11,392,185	(18,290)
346	Goldman Sachs	10-Year Japanese Government Bond Futures	06/2016	464,585,190	465,145,497	560,307
1,471	J.P. Morgan	3-Month Euro Euribor Futures	09/2016	419,776,833	419,613,486	(163,347)
2,469	J.P. Morgan	3-Month Euro Euribor Futures	12/2016	704,339,532	704,440,744	101,212
3,697	J.P. Morgan	3-Month Euro Euribor Futures	03/2017	1,054,519,372	1,054,806,573	287,201
4,714	J.P. Morgan	3-Month Euro Euribor Futures	06/2017	1,344,590,322	1,344,904,058	313,736
6,139	J.P. Morgan	3-Month Euro Euribor Futures	09/2017	1,750,743,015	1,751,281,876	538,861
7,642	J.P. Morgan	3-Month Euro Euribor Futures	12/2017	2,179,987,108	2,179,718,880	(268,228)
4,896	J.P. Morgan	3-Month Euro Euribor Futures	03/2018	1,396,765,218	1,396,132,258	(632,960)
5,097	J.P. Morgan	90-Day EURODollar Futures	09/2016	1,264,413,102	1,264,565,700	152,598
6,011	J.P. Morgan	90-Day EURODollar Futures	12/2016	1,490,255,992	1,490,352,313	96,321
6,051	J.P. Morgan	90-Day EURODollar Futures	03/2017	1,498,485,846	1,499,589,075	1,103,229
5,297	J.P. Morgan	90-Day EURODollar Futures	06/2017	1,310,066,422	1,312,066,900	2,000,478
4,709	J.P. Morgan	90-Day EURODollar Futures	09/2017	1,163,519,969	1,165,830,675	2,310,706
4,432	J.P. Morgan	90-Day EURODollar Futures	12/2017	1,093,779,211	1,096,532,200	2,752,989
4,134	J.P. Morgan	90-Day EURODollar Futures	03/2018	1,020,943,775	1,022,234,850	1,291,075
4,533	J.P. Morgan	90-Day Sterling Futures	09/2016	808,800,012	808,850,948	50,936

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
5,774	J.P. Morgan	90-Day Sterling Futures	12/2016	$1,030,245,597	$1,030,082,751	$(162,846)
7,336	J.P. Morgan	90-Day Sterling Futures	03/2017	1,306,358,613	1,308,480,586	2,121,973
6,468	J.P. Morgan	90-Day Sterling Futures	06/2017	1,150,854,173	1,153,195,881	2,341,708
5,551	J.P. Morgan	90-Day Sterling Futures	09/2017	987,075,653	989,302,929	2,227,276
4,999	J.P. Morgan	90-Day Sterling Futures	12/2017	888,240,817	890,566,129	2,325,312
4,739	J.P. Morgan	90-Day Sterling Futures	03/2018	843,845,836	843,907,108	61,272
987	J.P. Morgan	Australia 10-Year Bond Futures	06/2016	97,981,678	99,077,741	1,096,063
2,711	Goldman Sachs	Canadian 10-Year Bond Futures	06/2016	295,697,803	294,489,224	(1,208,579)
1,674	Morgan Stanley and Co., International plc	CME Ultra Long Term U.S. Treasury Bond Futures	06/2016	289,977,108	288,817,313	(1,159,795)
3,222	Goldman Sachs	Euro - OAT Futures	06/2016	574,182,954	580,157,480	5,974,526
8,387	Goldman Sachs	Euro - SCHATZ Futures	06/2016	1,068,472,822	1,066,827,642	(1,645,180)
177	J.P. Morgan	Euro CHF 3-Month Futures	03/2017	46,466,798	46,429,021	(37,777)
11,421	Goldman Sachs	Euro-Bobl Futures	06/2016	1,706,475,690	1,703,769,773	(2,705,917)
5,173	Goldman Sachs	Euro-BTP Italian Government Bond Futures	06/2016	818,400,387	827,739,457	9,339,070
4,316	Goldman Sachs	Euro-Bund Futures	06/2016	802,675,725	802,093,308	(582,417)
256	Goldman Sachs	Euro-Buxl 30-Year Bond Futures	06/2016	48,861,258	49,096,105	234,847
4,451	Goldman Sachs	Long Gilt Futures	06/2016	773,681,981	774,928,988	1,247,007
7,146	Morgan Stanley and Co., International plc	U.S. Treasury 10-Year Note Futures	06/2016	929,751,458	931,771,406	2,019,948
16,458	Morgan Stanley and Co., International plc	U.S. Treasury 2-Year Note Futures	06/2016	3,596,670,899	3,600,187,500	3,516,601
13,630	Morgan Stanley and Co., International plc	U.S. Treasury 5-Year Note Futures	06/2016	1,645,980,761	1,651,466,172	5,485,411
2,967	Morgan Stanley and Co., International plc	U.S. Treasury Long Bond Futures	06/2016	488,624,787	487,886,062	(738,725)

				39,830,171,888	39,861,990,105	31,818,217

Short Contracts:
1,687	Goldman Sachs	Brent Crude Futures^	04/2016	$(68,794,342)	$(68,036,710)	$757,632
119	Morgan Stanley and Co., International plc	Cocoa Futures^	07/2016	(3,548,042)	(3,521,210)	26,832
322	Morgan Stanley and Co., International plc	Coffee ‘C’ Futures^	05/2016	(14,129,208)	(15,389,587)	(1,260,379)
81	Morgan Stanley and Co., International plc	Copper Futures^	05/2016	(4,274,940)	(4,420,575)	(145,635)
1,975	Morgan Stanley and Co., International plc	Corn Futures^	05/2016	(35,271,998)	(34,710,625)	561,373

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1,660	Morgan Stanley and Co., International plc	Cotton No. 2 Futures^	05/2016	$(48,280,779)	$(48,505,200)	$(224,421)
2,135	Goldman Sachs	Gas Oil Futures^	05/2016	(78,230,823)	(76,539,750)	1,691,073
1,226	Morgan Stanley and Co., International plc	Gasoline RBOB Futures^	04/2016	(73,977,611)	(74,493,476)	(515,865)
1,449	Morgan Stanley and Co., International plc	Hard Red Winter Wheat Futures^	05/2016	(33,128,948)	(34,504,312)	(1,375,364)
482	Morgan Stanley and Co., International plc	Heating Oil ULSD Futures^	04/2016	(24,941,645)	(23,999,262)	942,383
1,187	Morgan Stanley and Co., International plc	Live Cattle Futures^	06/2016	(59,067,247)	(58,887,070)	180,177
62	J.P. Morgan	LME Aluminum Futures^	04/2016	(2,274,055)	(2,338,563)	(64,508)
35	J.P. Morgan	LME Aluminum Futures^	04/2016	(1,296,664)	(1,321,757)	(25,093)
30	J.P. Morgan	LME Aluminum Futures^	04/2016	(1,112,162)	(1,133,205)	(21,043)
67	J.P. Morgan	LME Aluminum Futures^	04/2016	(2,531,146)	(2,531,444)	(298)
150	J.P. Morgan	LME Aluminum Futures^	04/2016	(5,714,633)	(5,668,763)	45,870
478	J.P. Morgan	LME Aluminum Futures^	05/2016	(18,076,094)	(18,086,325)	(10,231)
80	J.P. Morgan	LME Aluminum Futures^	05/2016	(3,082,804)	(3,026,820)	55,984
100	J.P. Morgan	LME Aluminum Futures^	05/2016	(3,836,005)	(3,783,300)	52,705
32	J.P. Morgan	LME Aluminum Futures^	05/2016	(1,197,486)	(1,210,288)	(12,802)
38	J.P. Morgan	LME Aluminum Futures^	05/2016	(1,442,482)	(1,436,875)	5,607
57	J.P. Morgan	LME Aluminum Futures^	05/2016	(2,191,482)	(2,154,600)	36,882
252	J.P. Morgan	LME Aluminum Futures^	05/2016	(9,819,333)	(9,531,459)	287,874
56	J.P. Morgan	LME Aluminum Futures^	05/2016	(2,158,635)	(2,118,424)	40,211
75	J.P. Morgan	LME Aluminum Futures^	05/2016	(2,952,941)	(2,837,606)	115,335
7	J.P. Morgan	LME Aluminum Futures^	05/2016	(274,733)	(264,885)	9,848
20	J.P. Morgan	LME Aluminum Futures^	06/2016	(782,451)	(757,510)	24,941
18	J.P. Morgan	LME Aluminum Futures^	06/2016	(714,686)	(681,638)	33,048
13	J.P. Morgan	LME Aluminum Futures^	06/2016	(516,393)	(492,482)	23,911
11	J.P. Morgan	LME Aluminum Futures^	06/2016	(437,223)	(416,757)	20,466
6	J.P. Morgan	LME Aluminum Futures^	06/2016	(234,285)	(227,365)	6,920
1,163	J.P. Morgan	LME Aluminum Futures^	06/2016	(43,692,978)	(44,092,238)	(399,260)
186	J.P. Morgan	LME Aluminum Futures^	06/2016	(7,035,578)	(7,051,725)	(16,147)
227	J.P. Morgan	LME Aluminum Futures^	06/2016	(8,648,881)	(8,606,138)	42,743
67	J.P. Morgan	LME Aluminum Futures^	06/2016	(2,544,591)	(2,541,947)	2,644
97	J.P. Morgan	LME Aluminum Futures^	06/2016	(3,643,334)	(3,680,786)	(37,452)
123	J.P. Morgan	LME Aluminum Futures^	06/2016	(4,584,509)	(4,668,219)	(83,710)
115	J.P. Morgan	LME Aluminum Futures^	06/2016	(4,260,164)	(4,365,342)	(105,178)
111	J.P. Morgan	LME Aluminum Futures^	06/2016	(4,122,222)	(4,217,251)	(95,029)
237	J.P. Morgan	LME Aluminum Futures^	06/2016	(8,882,184)	(9,006,000)	(123,816)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
58	J.P. Morgan	LME Copper Futures^	05/2016	$(6,800,329)	$(7,049,813)	$(249,484)
93	J.P. Morgan	LME Copper Futures^	05/2016	(10,727,422)	(11,303,499)	(576,077)
90	J.P. Morgan	LME Copper Futures^	05/2016	(10,259,780)	(10,932,975)	(673,195)
66	J.P. Morgan	LME Copper Futures^	05/2016	(7,548,588)	(8,016,525)	(467,937)
35	J.P. Morgan	LME Copper Futures^	05/2016	(4,015,289)	(4,250,400)	(235,111)
100	J.P. Morgan	LME Copper Futures^	05/2016	(11,673,355)	(12,139,500)	(466,145)
27	J.P. Morgan	LME Copper Futures^	05/2016	(3,110,334)	(3,277,058)	(166,724)
2	J.P. Morgan	LME Copper Futures^	05/2016	(232,695)	(242,700)	(10,005)
16	J.P. Morgan	LME Copper Futures^	06/2016	(1,879,961)	(1,941,600)	(61,639)
105	J.P. Morgan	LME Copper Futures^	06/2016	(12,717,305)	(12,741,750)	(24,445)
96	J.P. Morgan	LME Copper Futures^	06/2016	(11,987,765)	(11,649,600)	338,165
70	J.P. Morgan	LME Copper Futures^	06/2016	(8,697,329)	(8,494,500)	202,829
20	J.P. Morgan	LME Copper Futures^	06/2016	(2,457,451)	(2,427,000)	30,451
15	J.P. Morgan	LME Copper Futures^	06/2016	(1,840,463)	(1,819,968)	20,495
367	J.P. Morgan	LME Copper Futures^	06/2016	(43,121,417)	(44,507,925)	(1,386,508)
10	J.P. Morgan	LME Copper Futures^	06/2016	(1,266,601)	(1,212,188)	54,413
35	J.P. Morgan	LME Copper Futures^	06/2016	(4,432,664)	(4,242,437)	190,227
46	J.P. Morgan	LME Nickel Futures^	06/2016	(2,512,867)	(2,340,066)	172,801
55	J.P. Morgan	LME Nickel Futures^	06/2016	(3,091,965)	(2,798,344)	293,621
49	J.P. Morgan	LME Nickel Futures^	06/2016	(2,687,040)	(2,493,170)	193,870
47	J.P. Morgan	LME Nickel Futures^	06/2016	(2,487,125)	(2,391,501)	95,624
21	J.P. Morgan	LME Nickel Futures^	06/2016	(1,106,229)	(1,068,585)	37,644
540	J.P. Morgan	LME Nickel Futures^	06/2016	(28,532,588)	(27,483,300)	1,049,288
3	J.P. Morgan	LME Zinc Futures^	04/2016	(119,243)	(135,876)	(16,633)
227	J.P. Morgan	LME Zinc Futures^	05/2016	(9,323,994)	(10,284,519)	(960,525)
143	J.P. Morgan	LME Zinc Futures^	05/2016	(6,102,175)	(6,478,794)	(376,619)
140	J.P. Morgan	LME Zinc Futures^	05/2016	(5,995,157)	(6,342,875)	(347,718)
157	J.P. Morgan	LME Zinc Futures^	05/2016	(6,731,965)	(7,113,081)	(381,116)
8	J.P. Morgan	LME Zinc Futures^	05/2016	(340,780)	(362,450)	(21,670)
16	J.P. Morgan	LME Zinc Futures^	05/2016	(688,481)	(724,900)	(36,419)
21	J.P. Morgan	LME Zinc Futures^	05/2016	(902,424)	(951,432)	(49,008)
70	J.P. Morgan	LME Zinc Futures^	05/2016	(2,887,329)	(3,171,438)	(284,109)
66	J.P. Morgan	LME Zinc Futures^	05/2016	(2,900,401)	(2,990,955)	(90,554)
31	J.P. Morgan	LME Zinc Futures^	05/2016	(1,343,774)	(1,404,912)	(61,138)
3	J.P. Morgan	LME Zinc Futures^	05/2016	(131,993)	(135,966)	(3,973)
24	J.P. Morgan	LME Zinc Futures^	06/2016	(1,085,929)	(1,088,478)	(2,549)
9	J.P. Morgan	LME Zinc Futures^	06/2016	(406,103)	(408,197)	(2,094)
4	J.P. Morgan	LME Zinc Futures^	06/2016	(179,790)	(181,430)	(1,640)
122	J.P. Morgan	LME Zinc Futures^	06/2016	(5,536,226)	(5,534,987)	1,239
4	J.P. Morgan	LME Zinc Futures^	06/2016	(185,890)	(181,529)	4,361

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
5	J.P. Morgan	LME Zinc Futures^	06/2016	$(233,363)	$(226,938)	$6,425
4,607	Morgan Stanley and Co., International plc	Natural Gas Futures^	04/2016	(83,295,032)	(90,251,130)	(6,956,098)
343	Morgan Stanley and Co., International plc	NYMEX Palladium Futures^	06/2016	(17,167,124)	(19,345,200)	(2,178,076)
4,103	Morgan Stanley and Co., International plc	WTI Crude Futures^	04/2016	(160,577,016)	(157,309,020)	3,267,996
185	Barclays Capital	Amsterdam Index Futures	04/2016	(18,569,270)	(18,512,380)	56,890
3,301	Barclays Capital	CAC40 Index Futures	04/2016	(167,079,123)	(164,653,369)	2,425,754
509	Barclays Capital	DAX Index Futures	06/2016	(144,452,179)	(144,797,771)	(345,592)
275	J.P. Morgan	E-Mini MSCI EAFE Index Futures	06/2016	(21,883,367)	(22,350,625)	(467,258)
88	J.P. Morgan	E-Mini MSCI Emerging Markets Index Futures	06/2016	(3,475,811)	(3,669,160)	(193,349)
1,168	Barclays Capital	E-Mini Russell 2000 Futures	06/2016	(126,035,672)	(129,601,280)	(3,565,608)
4,627	Barclays Capital	Euro Stoxx 50 Index Futures	06/2016	(157,277,816)	(154,319,001)	2,958,815
960	Barclays Capital	FTSE 100 Index Futures	06/2016	(83,788,153)	(84,286,042)	(497,889)
545	Barclays Capital	FTSE/MIB Index Futures	06/2016	(56,583,528)	(54,871,357)	1,712,171
1,483	Barclays Capital	Hang Seng Index Futures	04/2016	(194,200,390)	(198,887,384)	(4,686,994)
1,085	Barclays Capital	IBEX 35 Index Futures	04/2016	(110,356,393)	(107,287,371)	3,069,022
224	Barclays Capital	MSCI Singapore Index Futures	04/2016	(5,288,328)	(5,299,818)	(11,490)
186	Barclays Capital	NASDAQ 100 E-Mini Futures	06/2016	(16,209,752)	(16,651,649)	(441,897)
1,244	J.P. Morgan	Nikkei 225 Futures	06/2016	(185,895,584)	(185,254,254)	641,330
1,829	J.P. Morgan	OMXS30 Index Futures	04/2016	(30,831,156)	(30,290,894)	540,262
2,479	J.P. Morgan	SGX FTSE China A50 Index Futures	04/2016	(23,789,071)	(23,798,400)	(9,329)
2,008	Barclays Capital	SGX S&P CNX Nifty Index Futures	04/2016	(31,013,405)	(31,274,600)	(261,195)
1,258	Barclays Capital	SPI 200 Index Futures	06/2016	(121,331,796)	(122,131,111)	(799,315)
1,652	Barclays Capital	TOPIX Index Futures	06/2016	(196,430,915)	(197,793,771)	(1,362,856)
9,080	J.P. Morgan	Australia 3-Year Bond Futures	06/2016	(776,706,745)	(779,295,427)	(2,588,682)
4,762	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	09/2016	(908,985,709)	(908,675,765)	309,944
3,183	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	12/2016	(607,660,012)	(607,435,265)	224,747
405	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	09/2016	(106,193,467)	(106,204,305)	(10,838)
72	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	12/2016	(18,884,668)	(18,884,509)	159

				(5,193,948,778)	(5,206,931,508)	(12,982,730)

				$34,636,223,110	$34,655,058,597	$18,835,487

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Forward foreign currency exchange contracts outstanding as of March 31, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/15/16	CitiBank	AUD	1,046,476,000	$779,837,584	$799,446,930	$19,609,346
Australian Dollar, Expiring 06/15/16	J.P. Morgan	AUD	1,046,476,000	779,839,598	799,446,930	19,607,332
Brazilian Real, Expiring 06/15/16*	CitiBank	BRL	196,456,000	51,683,269	53,546,497	1,863,228
Brazilian Real, Expiring 06/15/16*	J.P. Morgan	BRL	196,456,000	51,683,333	53,546,497	1,863,164
Canadian Dollar, Expiring 06/15/16	CitiBank	CAD	473,166,000	356,245,013	364,346,321	8,101,308
Canadian Dollar, Expiring 06/15/16	J.P. Morgan	CAD	473,166,000	356,254,358	364,346,321	8,091,963
Swiss Franc, Expiring 06/15/16	CitiBank	CHF	129,500	130,356	135,124	4,768
Swiss Franc, Expiring 06/15/16	J.P. Morgan	CHF	206,500	207,865	215,467	7,602
Chilean Peso, Expiring 06/15/16*	CitiBank	CLP	3,757,390,500	5,443,240	5,572,127	128,887
Chilean Peso, Expiring 06/15/16*	J.P. Morgan	CLP	2,799,088,500	4,042,552	4,150,986	108,434
Colombian Peso, Expiring 06/15/16*	CitiBank	COP	43,677,228,000	13,669,888	14,442,881	772,993
Colombian Peso, Expiring 06/15/16*	J.P. Morgan	COP	35,002,147,000	10,924,960	11,574,266	649,306
Euro, Expiring 06/15/16	CitiBank	EUR	1,190,935,486	1,309,202,368	1,358,253,544	49,051,176
Euro, Expiring 06/15/16	J.P. Morgan	EUR	1,190,935,486	1,309,203,091	1,358,253,544	49,050,453
British Pound, Expiring 06/15/16	CitiBank	GBP	211,166,000	303,947,909	303,358,745	(589,164)
British Pound, Expiring 06/15/16	J.P. Morgan	GBP	211,166,000	303,948,276	303,358,745	(589,531)
Hong Kong Dollar, Expiring 06/15/16	CitiBank	HKD	11,000	1,416	1,419	3
Hungarian Forint, Expiring 06/15/16	CitiBank	HUF	8,759,169,501	30,930,437	31,717,074	786,637
Hungarian Forint, Expiring 06/15/16	J.P. Morgan	HUF	8,759,169,501	30,930,500	31,717,074	786,574
Indonesian Rupiah, Expiring 06/15/16*	CitiBank	IDR	813,400,284,500	60,199,075	60,622,724	423,649
Indonesian Rupiah, Expiring 06/15/16*	J.P. Morgan	IDR	654,976,753,500	48,349,923	48,815,418	465,495
Israeli Shekel, Expiring 06/15/16	CitiBank	ILS	300,588,001	78,268,855	80,162,060	1,893,205
Israeli Shekel, Expiring 06/15/16	J.P. Morgan	ILS	214,162,000	55,856,877	57,113,614	1,256,737

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Indian Rupee, Expiring 06/15/16*	CitiBank	INR	5,646,497,500	$82,725,301	$84,129,057	$1,403,756
Indian Rupee, Expiring 06/15/16*	J.P. Morgan	INR	5,646,497,500	82,725,418	84,129,057	1,403,639
Japanese Yen, Expiring 06/15/16	CitiBank	JPY	185,755,928,000	1,644,697,715	1,654,036,168	9,338,453
Japanese Yen, Expiring 06/15/16	J.P. Morgan	JPY	185,755,928,000	1,644,696,658	1,654,036,168	9,339,510
Korean Won, Expiring 06/15/16*	CitiBank	KRW	235,871,117,500	201,877,460	205,857,225	3,979,765
Korean Won, Expiring 06/15/16*	J.P. Morgan	KRW	229,305,477,500	196,388,020	200,127,043	3,739,023
Mexican Peso, Expiring 06/15/16	CitiBank	MXN	1,747,797,500	100,049,223	100,492,172	442,949
Mexican Peso, Expiring 06/15/16	J.P. Morgan	MXN	1,747,797,500	100,048,577	100,492,172	443,595
Malaysian Ringgit, Expiring 06/15/16*	CitiBank	MYR	47,080,500	11,395,591	11,996,604	601,013
Malaysian Ringgit, Expiring 06/15/16*	J.P. Morgan	MYR	45,077,500	10,909,430	11,486,218	576,788
Norwegian Krone, Expiring 06/15/16	CitiBank	NOK	1,216,091,500	143,650,966	146,909,581	3,258,615
Norwegian Krone, Expiring 06/15/16	J.P. Morgan	NOK	1,216,091,500	143,654,238	146,909,581	3,255,343
New Zealand Dollar, Expiring 06/15/16	CitiBank	NZD	220,994,000	150,377,495	152,165,842	1,788,347
New Zealand Dollar, Expiring 06/15/16	J.P. Morgan	NZD	220,994,000	150,317,609	152,165,842	1,848,233
Philippine Peso, Expiring 06/15/16*	CitiBank	PHP	2,185,612,500	46,548,234	47,277,982	729,748
Philippine Peso, Expiring 06/15/16*	J.P. Morgan	PHP	2,090,036,500	44,492,886	45,210,533	717,647
Poland Zloty, Expiring 06/15/16	CitiBank	PLN	540,538,500	140,502,543	144,736,479	4,233,936
Poland Zloty, Expiring 06/15/16	J.P. Morgan	PLN	532,325,500	138,346,293	142,537,337	4,191,044
Swedish Krona, Expiring 06/15/16	CitiBank	SEK	2,026,204,500	244,612,449	250,259,137	5,646,688
Swedish Krona, Expiring 06/15/16	J.P. Morgan	SEK	2,026,204,500	244,607,288	250,259,137	5,651,849
Singapore Dollar, Expiring 06/15/16	CitiBank	SGD	42,151,500	30,686,114	31,259,340	573,226
Singapore Dollar, Expiring 06/15/16	J.P. Morgan	SGD	41,091,500	29,901,877	30,473,249	571,372
Turkish Lira, Expiring 06/15/16	CitiBank	TRY	621,582,000	207,934,291	216,268,433	8,334,142
Turkish Lira, Expiring 06/15/16	J.P. Morgan	TRY	621,582,000	207,915,803	216,268,433	8,352,630
New Taiwan Dollar, Expiring 06/15/16*	CitiBank	TWD	949,705,000	29,160,478	29,531,731	371,253
New Taiwan Dollar, Expiring 06/15/16*	J.P. Morgan	TWD	729,217,000	22,416,657	22,675,505	258,848
South African Rand, Expiring 06/15/16	CitiBank	ZAR	739,818,000	47,756,391	49,379,463	1,623,072
South African Rand, Expiring 06/15/16	J.P. Morgan	ZAR	739,818,000	47,746,424	49,379,463	1,633,039

				$12,086,942,172	$12,334,593,260	$247,651,088

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/15/16	CitiBank	AUD	(301,155,000)	$(215,282,245)	$(230,064,942)	$(14,782,697)
Australian Dollar, Expiring 06/15/16	J.P. Morgan	AUD	(301,155,000)	(215,260,951)	(230,064,942)	(14,803,991)
Brazilian Real, Expiring 06/15/16*	CitiBank	BRL	(144,547,000)	(35,300,031)	(39,398,060)	(4,098,029)
Brazilian Real, Expiring 06/15/16*	J.P. Morgan	BRL	(144,547,000)	(35,299,951)	(39,398,060)	(4,098,109)
Canadian Dollar, Expiring 06/15/16	CitiBank	CAD	(546,165,501)	(403,913,276)	(420,557,248)	(16,643,972)
Canadian Dollar, Expiring 06/15/16	J.P. Morgan	CAD	(546,165,500)	(403,913,174)	(420,557,247)	(16,644,073)
Swiss Franc, Expiring 06/15/16	CitiBank	CHF	(1,302,000)	(1,339,308)	(1,358,540)	(19,232)
Swiss Franc, Expiring 06/15/16	J.P. Morgan	CHF	(77,000)	(77,508)	(80,344)	(2,836)
Colombian Peso, Expiring 06/15/16*	CitiBank	COP	(37,753,141,000)	(11,360,094)	(12,483,944)	(1,123,850)
Colombian Peso, Expiring 06/15/16*	J.P. Morgan	COP	(37,753,141,000)	(11,360,068)	(12,483,944)	(1,123,876)
Euro, Expiring 06/15/16	CitiBank	EUR	(554,930,500)	(614,132,113)	(632,894,332)	(18,762,219)
Euro, Expiring 06/15/16	J.P. Morgan	EUR	(554,930,500)	(614,114,810)	(632,894,332)	(18,779,522)
British Pound, Expiring 06/15/16	CitiBank	GBP	(850,084,500)	(1,199,461,314)	(1,221,222,015)	(21,760,701)
British Pound, Expiring 06/15/16	J.P. Morgan	GBP	(850,084,500)	(1,199,460,222)	(1,221,222,015)	(21,761,793)
Hong Kong Dollar, Expiring 06/15/16	CitiBank	HKD	(87,569,500)	(11,287,810)	(11,293,358)	(5,548)
Hong Kong Dollar, Expiring 06/15/16	J.P. Morgan	HKD	(16,653,500)	(2,141,893)	(2,147,711)	(5,818)
Hungarian Forint, Expiring 06/15/16	CitiBank	HUF	(14,015,309,500)	(50,040,665)	(50,749,631)	(708,966)
Hungarian Forint, Expiring 06/15/16	J.P. Morgan	HUF	(12,379,232,500)	(44,147,796)	(44,825,373)	(677,577)
Israeli Shekel, Expiring 06/15/16	CitiBank	ILS	(33,000,000)	(8,470,621)	(8,800,578)	(329,957)
Israeli Shekel, Expiring 06/15/16	J.P. Morgan	ILS	(32,354,000)	(8,311,970)	(8,628,300)	(316,330)
Indian Rupee, Expiring 06/15/16*	CitiBank	INR	(728,934,000)	(10,616,269)	(10,860,631)	(244,362)
Indian Rupee, Expiring 06/15/16*	J.P. Morgan	INR	(728,934,000)	(10,616,249)	(10,860,631)	(244,382)
Japanese Yen, Expiring 06/15/16	CitiBank	JPY	(26,696,154,000)	(239,163,756)	(237,711,953)	1,451,803
Japanese Yen, Expiring 06/15/16	J.P. Morgan	JPY	(26,696,154,000)	(239,159,583)	(237,711,953)	1,447,630
Korean Won, Expiring 06/15/16*	CitiBank	KRW	(431,168,147,500)	(351,795,274)	(376,303,294)	(24,508,020)
Korean Won, Expiring 06/15/16*	J.P. Morgan	KRW	(431,168,147,500)	(351,794,733)	(376,303,294)	(24,508,561)
Mexican Peso, Expiring 06/15/16	CitiBank	MXN	(2,678,975,000)	(149,017,131)	(154,031,583)	(5,014,452)
Mexican Peso, Expiring 06/15/16	J.P. Morgan	MXN	(2,678,975,000)	(149,013,820)	(154,031,583)	(5,017,763)
Malaysian Ringgit, Expiring 06/15/16*	CitiBank	MYR	(77,266,000)	(19,034,187)	(19,688,188)	(654,001)
Malaysian Ringgit, Expiring 06/15/16*	J.P. Morgan	MYR	(77,266,000)	(19,034,157)	(19,688,188)	(654,031)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Norwegian Krone, Expiring 06/15/16	CitiBank	NOK	(1,469,231,002)	$(170,530,767)	$(177,490,025)	$(6,959,258)
Norwegian Krone, Expiring 06/15/16	J.P. Morgan	NOK	(1,469,231,002)	(170,528,878)	(177,490,024)	(6,961,146)
New Zealand Dollar, Expiring 06/15/16	CitiBank	NZD	(1,458,205,499)	(971,498,378)	(1,004,050,193)	(32,551,815)
New Zealand Dollar, Expiring 06/15/16	J.P. Morgan	NZD	(1,458,205,499)	(971,497,405)	(1,004,050,193)	(32,552,788)
Philippine Peso, Expiring 06/15/16*	CitiBank	PHP	(580,911,000)	(12,168,696)	(12,565,950)	(397,254)
Philippine Peso, Expiring 06/15/16*	J.P. Morgan	PHP	(580,911,000)	(12,168,669)	(12,565,950)	(397,281)
Poland Zloty, Expiring 06/15/16	CitiBank	PLN	(269,242,500)	(68,062,463)	(72,093,313)	(4,030,850)
Poland Zloty, Expiring 06/15/16	J.P. Morgan	PLN	(269,242,500)	(68,062,344)	(72,093,314)	(4,030,970)
Swedish Krona, Expiring 06/15/16	CitiBank	SEK	(1,451,046,500)	(170,667,721)	(179,220,628)	(8,552,907)
Swedish Krona, Expiring 06/15/16	J.P. Morgan	SEK	(1,451,046,499)	(170,660,559)	(179,220,628)	(8,560,069)
Singapore Dollar, Expiring 06/15/16	CitiBank	SGD	(35,724,500)	(25,373,833)	(26,493,110)	(1,119,277)
Singapore Dollar, Expiring 06/15/16	J.P. Morgan	SGD	(35,724,500)	(25,373,869)	(26,493,110)	(1,119,241)
Turkish Lira, Expiring 06/15/16	CitiBank	TRY	(342,754,000)	(113,538,813)	(119,255,176)	(5,716,363)
Turkish Lira, Expiring 06/15/16	J.P. Morgan	TRY	(342,754,000)	(113,538,558)	(119,255,176)	(5,716,618)
New Taiwan Dollar, Expiring 06/15/16*	CitiBank	TWD	(1,833,406,001)	(55,391,138)	(57,011,023)	(1,619,885)
New Taiwan Dollar, Expiring 06/15/16*	J.P. Morgan	TWD	(1,792,838,000)	(54,138,019)	(55,749,532)	(1,611,513)
South African Rand, Expiring 06/15/16	CitiBank	ZAR	(1,778,669,000)	(111,115,611)	(118,718,009)	(7,602,398)
South African Rand, Expiring 06/15/16	J.P. Morgan	ZAR	(1,778,669,000)	(111,108,064)	(118,718,009)	(7,609,945)

				(10,019,344,764)	(10,370,849,577)	(351,504,813)

				$2,067,597,408	$1,963,743,683	$(103,853,725)

*	Non-deliverable forward (See Note 4).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Bank of America
Investment Companies	$14,360,000	$—	$14,360,000

Barclays Capital
Cash	—	142,399,826	142,399,826

CitiBank
Investment Companies	137,034,617	—	137,034,617

Goldman Sachs
Cash	—	(9,983,999)	(9,983,999)
U.S. Treasury Bills	—	69,795,051	69,795,051

J.P. Morgan
Cash	—	(3,609,630)	(3,609,630)
Investment Companies	147,830,000	—	147,830,000
U.S. Treasury Bills	—	85,969,986	85,969,986

Morgan Stanley and Co., International plc
Cash	—	2,260,262	2,260,262
U.S. Treasury Bills	—	54,573,623	54,573,623

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CitiBank
Investment Companies	$15,614,809	$—	$15,614,809

Deutsche Bank
Investment Companies	4,930,457	—	4,930,457

Goldman Sachs
Cash	—	(3,666,692)	(3,666,692)
U.S. Treasury Bills	—	16,486,820	16,486,820

J.P. Morgan
Cash	—	589,816	589,816
U.S. Treasury Bills	—	11,497,488	11,497,488

Macquarie Capital
Investment Companies	11,239,858	—	11,239,858

Merrill Lynch
Investment Companies	1,770,000	—	1,770,000

Morgan Stanley and Co., International plc
Cash	—	22,760,202	22,760,202
U.S. Treasury Bills	—	88,403,471	88,403,471

Societe Generale
Investment Companies	7,620,000	—	7,620,000

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

	SHARES	VALUE (Note 5)
SHORT-TERM INVESTMENTS - 95.0%

Investment Companies - 18.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% ^(a)(b)	112,320,783	$112,320,783
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.170% ^(a)(b)	2,980,529	2,980,529

Total Investment Companies (cost $115,301,312)		115,301,312

	PRINCIPAL AMOUNT (000’s)
U.S. Treasury Obligations - 76.9%
U.S. Treasury Bill, 0.422%, 08/11/2016 ^(c)	$148,407	148,235,145
U.S. Treasury Bill, 0.465%, 08/04/2016 ^(c)	5,095	5,089,711
U.S. Treasury Bill, 0.410%, 07/28/2016 (c)	102,595	102,499,279
U.S. Treasury Bill, 0.441%, 09/22/2016 ^(c)	2,031	2,027,297
U.S. Treasury Bill, 0.370%, 07/21/2016 ^(c)	24,833	24,812,512
U.S. Treasury Bill, 0.479%, 09/01/2016 ^(c)	34,309	34,259,012
U.S. Treasury Bill, 0.471%, 07/14/2016 ^(c)	34,484	34,464,482
U.S. Treasury Bill, 0.066%, 04/07/2016 ^(c)	24,989	24,988,500
U.S. Treasury Bill, 0.409%, 08/18/2016 ^(c)	42,750	42,694,639
U.S. Treasury Bill, 0.498%, 07/07/2016 ^(c)	11,785	11,777,552
U.S. Treasury Bill, 0.582%, 6/16/2016 (c)	2,525	2,523,985
U.S. Treasury Bill, 0.327%, 05/19/2016 ^(c)(d)	56,763	56,753,067

Total U.S. Treasury Obligations (cost $489,930,933)		490,125,181

TOTAL SHORT-TERM INVESTMENTS (cost $605,232,245)		605,426,493

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 95.0% (cost $605,232,245)		605,426,493

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.0% (e)		31,954,171

NET ASSETS - 100.0%		$637,380,664

(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	All or a portion of the security is pledged as collateral to the brokers for futures contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Total return swap contracts outstanding as of March 31, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Bovespa Index April Futures	04/2016	BRL	(3,321,897)	$(180,897)
Macquarie Capital	Corn May Futures^	04/2016	USD	(2,975,978)	128,828
Societe Generale	Corn May Futures^	04/2016	USD	(2,122,889)	31,464
CitiBank	Cotton No. 2 May Futures^	04/2016	USD	(1,355,645)	11,522
CitiBank	Cotton No. 2 May Futures^	04/2016	USD	1,386,728	(42,596)
Bank of America	H-SHARES Index April Futures	04/2016	HKD	(90,093,235)	(338,918)
Societe Generale	Lean Hogs April Futures^	04/2016	USD	(587,588)	13,448
Societe Generale	Lean Hogs April Futures^	04/2016	USD	594,500	(20,360)
Macquarie Capital	Lean Hogs June Futures^	06/2016	USD	2,448,730	(55,570)
Societe Generale	Lean Hogs June Futures^	06/2016	USD	680,828	(1,688)
Deutsche Bank	Live Cattle April Futures^	04/2016	USD	(911,184)	7,294
Deutsche Bank	Live Cattle April Futures^	04/2016	USD	922,480	(18,590)
Macquarie Capital	Live Cattle April Futures^	04/2016	USD	8,020,120	44,620
Macquarie Capital	Live Cattle April Futures^	04/2016	USD	(8,020,120)	(234,500)
Societe Generale	Live Cattle April Futures^	04/2016	USD	(3,153,874)	16,844
Societe Generale	Live Cattle April Futures^	04/2016	USD	3,244,259	(107,229)
Macquarie Capital	Live Cattle June Futures^	06/2016	USD	(1,708,352)	21,612
Societe Generale	Live Cattle June Futures^	06/2016	USD	(2,996,587)	69,597
Bank of America	MSCI Taiwan Stock Index April Futures	04/2016	USD	1,726,341	12,459
Bank of America	SGX S&P CNX Nifty Index April Futures	04/2016	USD	(740,560)	(7,040)
CitiBank	Soybean May Futures^	04/2016	USD	(5,178,429)	(240,447)
CitiBank	Soybean May Futures^	04/2016	USD	5,329,142	89,788
Macquarie Capital	Soybean May Futures^	04/2016	USD	4,418,787	(92,725)
Macquarie Capital	Soybean May Futures^	04/2016	USD	1,784,906	12,310
Societe Generale	Soybean May Futures^	04/2016	USD	1,541,962	6,313
Societe Generale	Soybean May Futures^	04/2016	USD	(1,479,764)	(68,511)
CitiBank	Soybean Meal May Futures^	04/2016	USD	(5,876,468)	(97,162)
Deutsche Bank	Soybean Meal May Futures^	04/2016	USD	(3,060,380)	(48,070)
Societe Generale	Soybean Meal May Futures^	04/2016	USD	(1,857,588)	(34,512)
Societe Generale	Soybean Oil May Futures^	04/2016	USD	1,618,207	24,353
Bank of America	Swiss Market Index June Futures	06/2016	CHF	(14,125,665)	168,554
CitiBank	Wheat May Futures^	04/2016	USD	23,226	449
CitiBank	Wheat May Futures^	04/2016	USD	(5,774,875)	(120,156)
Deutsche Bank	Wheat May Futures^	04/2016	USD	699,088	11,163
Deutsche Bank	Wheat May Futures^	04/2016	USD	(697,965)	(12,285)

					$(1,050,638)

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Open futures contracts outstanding at March 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
88	Goldman Sachs	Cocoa Futures^	07/2016	$2,746,668	$2,735,080	$(11,588)
452	Morgan Stanley and Co., International plc	Gold 100 OZ Futures^	06/2016	56,368,140	55,849,120	(519,020)
7	Morgan Stanley and Co., International plc	Lean Hogs Futures^	06/2016	227,873	226,380	(1,493)
4	J.P. Morgan	LME Aluminum Futures^	04/2016	150,853	151,131	278
13	J.P. Morgan	LME Aluminum Futures^	04/2016	494,669	491,293	(3,376)
42	J.P. Morgan	LME Aluminum Futures^	05/2016	1,591,133	1,589,175	(1,958)
8	J.P. Morgan	LME Aluminum Futures^	05/2016	307,747	302,682	(5,065)
9	J.P. Morgan	LME Aluminum Futures^	05/2016	344,323	340,497	(3,826)
4	J.P. Morgan	LME Aluminum Futures^	05/2016	150,762	151,286	524
5	J.P. Morgan	LME Aluminum Futures^	05/2016	189,873	189,063	(810)
5	J.P. Morgan	LME Aluminum Futures^	05/2016	192,351	189,000	(3,351)
21	J.P. Morgan	LME Aluminum Futures^	05/2016	819,315	794,288	(25,027)
4	J.P. Morgan	LME Aluminum Futures^	05/2016	155,051	151,316	(3,735)
8	J.P. Morgan	LME Aluminum Futures^	05/2016	314,064	302,678	(11,386)
2	J.P. Morgan	LME Aluminum Futures^	06/2016	78,814	75,751	(3,063)
1	J.P. Morgan	LME Aluminum Futures^	06/2016	39,746	37,869	(1,877)
1	J.P. Morgan	LME Aluminum Futures^	06/2016	39,624	37,883	(1,741)
1	J.P. Morgan	LME Aluminum Futures^	06/2016	39,615	37,887	(1,728)
10	J.P. Morgan	LME Aluminum Futures^	06/2016	395,472	379,125	(16,347)
15	J.P. Morgan	LME Aluminum Futures^	06/2016	566,294	568,687	2,393
18	J.P. Morgan	LME Aluminum Futures^	06/2016	687,594	682,425	(5,169)
5	J.P. Morgan	LME Aluminum Futures^	06/2016	190,637	189,697	(940)
8	J.P. Morgan	LME Aluminum Futures^	06/2016	300,720	303,570	2,850
10	J.P. Morgan	LME Aluminum Futures^	06/2016	373,524	379,530	6,006
9	J.P. Morgan	LME Aluminum Futures^	06/2016	334,653	341,635	6,982
9	J.P. Morgan	LME Aluminum Futures^	06/2016	334,935	341,940	7,005
19	J.P. Morgan	LME Aluminum Futures^	06/2016	710,272	722,000	11,728
5	J.P. Morgan	LME Copper Futures^	05/2016	570,719	607,715	36,996
8	J.P. Morgan	LME Copper Futures^	05/2016	913,927	971,820	57,893
6	J.P. Morgan	LME Copper Futures^	05/2016	687,076	728,775	41,699
3	J.P. Morgan	LME Copper Futures^	05/2016	344,224	364,320	20,096
9	J.P. Morgan	LME Copper Futures^	05/2016	1,050,083	1,092,555	42,472

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
2	J.P. Morgan	LME Copper Futures^	05/2016	$230,202	$242,745	$12,543
2	J.P. Morgan	LME Copper Futures^	06/2016	235,099	242,700	7,601
9	J.P. Morgan	LME Copper Futures^	06/2016	1,090,772	1,092,150	1,378
8	J.P. Morgan	LME Copper Futures^	06/2016	998,001	970,800	(27,201)
6	J.P. Morgan	LME Copper Futures^	06/2016	740,382	728,100	(12,282)
2	J.P. Morgan	LME Copper Futures^	06/2016	246,132	242,701	(3,431)
1	J.P. Morgan	LME Copper Futures^	06/2016	122,626	121,331	(1,295)
32	J.P. Morgan	LME Copper Futures^	06/2016	3,944,738	3,880,800	(63,938)
1	J.P. Morgan	LME Copper Futures^	06/2016	126,530	121,219	(5,311)
3	J.P. Morgan	LME Copper Futures^	06/2016	378,736	363,638	(15,098)
4	J.P. Morgan	LME Nickel Futures^	05/2016	184,174	203,206	19,032
3	J.P. Morgan	LME Nickel Futures^	06/2016	163,517	152,613	(10,904)
5	J.P. Morgan	LME Nickel Futures^	06/2016	280,098	254,394	(25,704)
4	J.P. Morgan	LME Nickel Futures^	06/2016	217,083	203,524	(13,559)
5	J.P. Morgan	LME Nickel Futures^	06/2016	264,393	254,415	(9,978)
2	J.P. Morgan	LME Nickel Futures^	06/2016	105,286	101,770	(3,516)
19	J.P. Morgan	LME Nickel Futures^	06/2016	1,034,748	967,005	(67,743)
8	J.P. Morgan	LME Zinc Futures^	05/2016	334,710	362,450	27,740
13	J.P. Morgan	LME Zinc Futures^	05/2016	557,771	588,981	31,210
12	J.P. Morgan	LME Zinc Futures^	05/2016	509,301	543,675	34,374
14	J.P. Morgan	LME Zinc Futures^	05/2016	597,485	634,288	36,803
2	J.P. Morgan	LME Zinc Futures^	05/2016	85,896	90,612	4,716
1	J.P. Morgan	LME Zinc Futures^	05/2016	42,874	45,306	2,432
8	J.P. Morgan	LME Zinc Futures^	05/2016	331,871	362,450	30,579
5	J.P. Morgan	LME Zinc Futures^	05/2016	219,886	226,588	6,702
3	J.P. Morgan	LME Zinc Futures^	05/2016	130,311	135,959	5,648
3	J.P. Morgan	LME Zinc Futures^	06/2016	135,116	136,060	944
1	J.P. Morgan	LME Zinc Futures^	06/2016	45,014	45,356	342
5	J.P. Morgan	LME Zinc Futures^	06/2016	224,901	226,844	1,943
2	Morgan Stanley and Co., International plc	Platinum Futures^	07/2016	97,257	97,750	493
90	Morgan Stanley and Co., International plc	Silver Futures^	05/2016	6,995,259	6,958,800	(36,459)
66	Morgan Stanley and Co., International plc	Soybean Futures^	05/2016	3,007,040	3,005,475	(1,565)
100	Morgan Stanley and Co., International plc	Soybean Oil Futures^	05/2016	1,975,840	2,053,201	77,361
499	Morgan Stanley and Co., International plc	Sugar #11 (World Markets) Futures^	04/2016	8,948,182	8,578,808	(369,374)
82	Barclays Capital	E-Mini DJIA CBOT Futures	06/2016	7,192,393	7,213,950	21,557

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
74	J.P. Morgan	FTSE/JSE Top 40 Index Futures	06/2016	$2,387,795	$2,345,394	$(42,401)
43	Barclays Capital	MSCI Taiwan Stock Index Futures	04/2016	1,372,639	1,384,600	11,961
34	Barclays Capital	S&P 500 E-Mini Futures	06/2016	3,493,978	3,487,550	(6,428)
1	Barclays Capital	S&P MID 400 E-Mini Futures	06/2016	144,182	144,120	(62)
7	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	06/2016	849,589	848,355	(1,234)
29	Goldman Sachs	10-Year Japanese Government Bond Futures	06/2016	38,939,258	38,986,183	46,925
121	J.P. Morgan	3-Month Euro Euribor Futures	09/2016	34,528,586	34,516,133	(12,453)
206	J.P. Morgan	3-Month Euro Euribor Futures	12/2016	58,765,517	58,774,723	9,206
308	J.P. Morgan	3-Month Euro Euribor Futures	03/2017	87,845,751	87,876,772	31,021
393	J.P. Morgan	3-Month Euro Euribor Futures	06/2017	112,086,798	112,122,888	36,090
512	J.P. Morgan	3-Month Euro Euribor Futures	09/2017	146,001,187	146,059,019	57,832
637	J.P. Morgan	3-Month Euro Euribor Futures	12/2017	181,710,117	181,690,778	(19,339)
409	J.P. Morgan	3-Month Euro Euribor Futures	03/2018	116,681,366	116,629,513	(51,853)
426	J.P. Morgan	90-Day EURODollar Futures	09/2016	105,679,966	105,690,600	10,634
502	J.P. Morgan	90-Day EURODollar Futures	12/2016	124,458,740	124,464,625	5,885
505	J.P. Morgan	90-Day EURODollar Futures	03/2017	125,066,497	125,151,625	85,128
442	J.P. Morgan	90-Day EURODollar Futures	06/2017	109,322,964	109,483,400	160,436
393	J.P. Morgan	90-Day EURODollar Futures	09/2017	97,108,553	97,296,975	188,422
370	J.P. Morgan	90-Day EURODollar Futures	12/2017	91,317,674	91,542,625	224,951
345	J.P. Morgan	90-Day EURODollar Futures	03/2018	85,201,529	85,309,876	108,347
381	J.P. Morgan	90-Day Sterling Futures	09/2016	67,980,548	67,984,163	3,615
484	J.P. Morgan	90-Day Sterling Futures	12/2016	86,364,022	86,345,697	(18,325)
613	J.P. Morgan	90-Day Sterling Futures	03/2017	109,153,895	109,337,323	183,428
540	J.P. Morgan	90-Day Sterling Futures	06/2017	96,077,049	96,277,949	200,900
464	J.P. Morgan	90-Day Sterling Futures	09/2017	82,507,237	82,694,390	187,153
418	J.P. Morgan	90-Day Sterling Futures	12/2017	74,268,931	74,466,222	197,291
397	J.P. Morgan	90-Day Sterling Futures	03/2018	70,690,933	70,696,586	5,653
83	J.P. Morgan	Australia 10-Year Bond Futures	06/2016	8,239,594	8,331,766	92,172
226	Goldman Sachs	Canadian 10-Year Bond Futures	06/2016	24,651,080	24,549,821	(101,259)
140	Morgan Stanley and Co., International plc	CME Ultra Long Term U.S. Treasury Bond Futures	06/2016	24,249,050	24,154,376	(94,674)
952	Goldman Sachs	Euro - Bobl Futures	06/2016	142,240,229	142,018,109	(222,120)
269	Goldman Sachs	Euro - OAT Futures	06/2016	47,939,862	48,436,487	496,625

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
696	Goldman Sachs	Euro - SCHATZ Futures	06/2016	$88,666,761	$88,531,303	$(135,458)
15	J.P. Morgan	Euro CHF 3-Month Futures	03/2017	3,936,800	3,934,663	(2,137)
431	Goldman Sachs	Euro-BTP Italian Government Bond Futures	06/2016	68,187,059	68,964,954	777,895
360	Goldman Sachs	Euro-Bund Futures	06/2016	66,955,881	66,903,056	(52,825)
21	Goldman Sachs	Euro-Buxl 30-Year Bond Futures	06/2016	4,012,844	4,027,415	14,571
371	Goldman Sachs	Long Gilt Futures	06/2016	64,489,097	64,591,924	102,827
596	Morgan Stanley and Co., International plc	U.S. Treasury 10-Year Note Futures	06/2016	77,545,311	77,712,813	167,502
1,372	Morgan Stanley and Co., International plc	U.S. Treasury 2-Year Note Futures	06/2016	299,829,971	300,125,000	295,029
1,136	Morgan Stanley and Co., International plc	U.S. Treasury 5-Year Note Futures	06/2016	137,185,504	137,642,375	456,871
247	Morgan Stanley and Co., International plc	U.S. Treasury Long Bond Futures	06/2016	40,673,844	40,616,062	(57,782)

				3,322,312,563	3,324,924,045	2,611,482

Short Contracts:
140	Goldman Sachs	Brent Crude Futures^	04/2016	$(5,704,566)	$(5,646,200)	$58,366
10	Morgan Stanley and Co., International plc	Cocoa Futures^	07/2016	(298,155)	(295,900)	2,255
28	Morgan Stanley and Co., International plc	Coffee ‘C’ Futures^	05/2016	(1,224,652)	(1,338,225)	(113,573)
7	Morgan Stanley and Co., International plc	Copper Futures^	05/2016	(369,439)	(382,025)	(12,586)
142	Morgan Stanley and Co., International plc	Corn Futures^	05/2016	(2,534,952)	(2,495,650)	39,302
135	Morgan Stanley and Co., International plc	Cotton No. 2 Futures^	05/2016	(3,934,726)	(3,944,700)	(9,974)
179	Goldman Sachs	Gas Oil Futures^	05/2016	(6,557,186)	(6,417,150)	140,036
103	Morgan Stanley and Co., International plc	Gasoline RBOB Futures^	04/2016	(6,218,117)	(6,258,424)	(40,307)
120	Morgan Stanley and Co., International plc	Hard Red Winter Wheat Futures^	05/2016	(2,739,886)	(2,857,500)	(117,614)
40	Morgan Stanley and Co., International plc	Heating Oil ULSD Futures^	04/2016	(2,070,059)	(1,991,640)	78,419
95	Morgan Stanley and Co., International plc	Live Cattle Futures^	06/2016	(4,726,889)	(4,712,950)	13,939
4	J.P. Morgan	LME Aluminum Futures^	04/2016	(151,113)	(151,131)	(18)
13	J.P. Morgan	LME Aluminum Futures^	04/2016	(495,268)	(491,293)	3,975

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
42	J.P. Morgan	LME Aluminum Futures^	05/2016	$(1,588,173)	$(1,589,175)	$(1,002)
8	J.P. Morgan	LME Aluminum Futures^	05/2016	(308,280)	(302,682)	5,598
9	J.P. Morgan	LME Aluminum Futures^	05/2016	(345,240)	(340,497)	4,743
4	J.P. Morgan	LME Aluminum Futures^	05/2016	(149,686)	(151,286)	(1,600)
5	J.P. Morgan	LME Aluminum Futures^	05/2016	(189,800)	(189,062)	738
5	J.P. Morgan	LME Aluminum Futures^	05/2016	(192,235)	(189,000)	3,235
21	J.P. Morgan	LME Aluminum Futures^	05/2016	(818,249)	(794,289)	23,960
4	J.P. Morgan	LME Aluminum Futures^	05/2016	(154,188)	(151,316)	2,872
8	J.P. Morgan	LME Aluminum Futures^	05/2016	(314,980)	(302,678)	12,302
2	J.P. Morgan	LME Aluminum Futures^	06/2016	(78,245)	(75,751)	2,494
1	J.P. Morgan	LME Aluminum Futures^	06/2016	(39,748)	(37,869)	1,879
1	J.P. Morgan	LME Aluminum Futures^	06/2016	(39,723)	(37,884)	1,839
1	J.P. Morgan	LME Aluminum Futures^	06/2016	(39,748)	(37,887)	1,861
93	J.P. Morgan	LME Aluminum Futures^	06/2016	(3,493,608)	(3,525,862)	(32,254)
15	J.P. Morgan	LME Aluminum Futures^	06/2016	(567,385)	(568,687)	(1,302)
18	J.P. Morgan	LME Aluminum Futures^	06/2016	(685,814)	(682,425)	3,389
5	J.P. Morgan	LME Aluminum Futures^	06/2016	(189,895)	(189,698)	197
8	J.P. Morgan	LME Aluminum Futures^	06/2016	(300,481)	(303,570)	(3,089)
10	J.P. Morgan	LME Aluminum Futures^	06/2016	(372,724)	(379,530)	(6,806)
9	J.P. Morgan	LME Aluminum Futures^	06/2016	(333,404)	(341,635)	(8,231)
9	J.P. Morgan	LME Aluminum Futures^	06/2016	(334,234)	(341,939)	(7,705)
19	J.P. Morgan	LME Aluminum Futures^	06/2016	(712,045)	(722,000)	(9,955)
5	J.P. Morgan	LME Copper Futures^	05/2016	(574,438)	(607,715)	(33,277)
8	J.P. Morgan	LME Copper Futures^	05/2016	(911,980)	(971,820)	(59,840)
6	J.P. Morgan	LME Copper Futures^	05/2016	(686,235)	(728,775)	(42,540)
3	J.P. Morgan	LME Copper Futures^	05/2016	(344,168)	(364,320)	(20,152)
9	J.P. Morgan	LME Copper Futures^	05/2016	(1,050,503)	(1,092,555)	(42,052)
2	J.P. Morgan	LME Copper Futures^	05/2016	(230,395)	(242,745)	(12,350)
2	J.P. Morgan	LME Copper Futures^	06/2016	(234,995)	(242,700)	(7,705)
9	J.P. Morgan	LME Copper Futures^	06/2016	(1,089,915)	(1,092,150)	(2,235)
8	J.P. Morgan	LME Copper Futures^	06/2016	(998,980)	(970,800)	28,180
6	J.P. Morgan	LME Copper Futures^	06/2016	(745,485)	(728,100)	17,385
2	J.P. Morgan	LME Copper Futures^	06/2016	(245,745)	(242,700)	3,045
1	J.P. Morgan	LME Copper Futures^	06/2016	(122,698)	(121,332)	1,366
32	J.P. Morgan	LME Copper Futures^	06/2016	(3,759,906)	(3,880,800)	(120,894)
1	J.P. Morgan	LME Copper Futures^	06/2016	(126,660)	(121,219)	5,441
3	J.P. Morgan	LME Copper Futures^	06/2016	(379,943)	(363,638)	16,305
4	J.P. Morgan	LME Nickel Futures^	05/2016	(185,812)	(203,206)	(17,394)
3	J.P. Morgan	LME Nickel Futures^	06/2016	(163,883)	(152,613)	11,270
5	J.P. Morgan	LME Nickel Futures^	06/2016	(281,088)	(254,395)	26,693

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
4	J.P. Morgan	LME Nickel Futures^	06/2016	$(219,350)	$(203,524)	$15,826
5	J.P. Morgan	LME Nickel Futures^	06/2016	(264,588)	(254,415)	10,173
2	J.P. Morgan	LME Nickel Futures^	06/2016	(105,355)	(101,770)	3,585
46	J.P. Morgan	LME Nickel Futures^	06/2016	(2,430,558)	(2,341,170)	89,388
8	J.P. Morgan	LME Zinc Futures^	05/2016	(334,853)	(362,450)	(27,597)
13	J.P. Morgan	LME Zinc Futures^	05/2016	(554,743)	(588,981)	(34,238)
12	J.P. Morgan	LME Zinc Futures^	05/2016	(513,871)	(543,675)	(29,804)
14	J.P. Morgan	LME Zinc Futures^	05/2016	(599,666)	(634,288)	(34,622)
2	J.P. Morgan	LME Zinc Futures^	05/2016	(86,060)	(90,612)	(4,552)
1	J.P. Morgan	LME Zinc Futures^	05/2016	(42,973)	(45,307)	(2,334)
8	J.P. Morgan	LME Zinc Futures^	05/2016	(329,980)	(362,450)	(32,470)
5	J.P. Morgan	LME Zinc Futures^	05/2016	(219,938)	(226,588)	(6,650)
3	J.P. Morgan	LME Zinc Futures^	05/2016	(130,043)	(135,960)	(5,917)
3	J.P. Morgan	LME Zinc Futures^	06/2016	(135,741)	(136,060)	(319)
1	J.P. Morgan	LME Zinc Futures^	06/2016	(45,123)	(45,356)	(233)
11	J.P. Morgan	LME Zinc Futures^	06/2016	(498,761)	(499,057)	(296)
348	Morgan Stanley and Co., International plc	Natural Gas Futures^	04/2016	(6,291,495)	(6,817,320)	(525,825)
29	Morgan Stanley and Co., International plc	NYMEX Palladium Futures^	06/2016	(1,451,533)	(1,635,600)	(184,067)
342	Morgan Stanley and Co., International plc	WTI Crude Futures^	04/2016	(13,388,370)	(13,112,280)	276,090
15	Barclays Capital	Amsterdam Index Futures	04/2016	(1,505,700)	(1,501,004)	4,696
275	Barclays Capital	CAC40 Index Futures	04/2016	(13,918,264)	(13,716,957)	201,307
42	Barclays Capital	DAX Index Futures	06/2016	(11,915,959)	(11,947,950)	(31,991)
23	J.P. Morgan	E-Mini MSCI EAFE Index Futures	06/2016	(1,830,330)	(1,869,325)	(38,995)
7	J.P. Morgan	E-Mini MSCI Emerging Markets Index Futures	06/2016	(276,485)	(291,865)	(15,380)
97	Barclays Capital	E-Mini Russell 2000 Futures	06/2016	(10,467,573)	(10,763,120)	(295,547)
386	Barclays Capital	Euro Stoxx 50 Index Futures	06/2016	(13,119,972)	(12,873,814)	246,158
80	Barclays Capital	FTSE 100 Index Futures	06/2016	(6,983,137)	(7,023,837)	(40,700)
45	Barclays Capital	FTSE/MIB Index Futures	06/2016	(4,673,982)	(4,530,663)	143,319
124	Barclays Capital	Hang Seng Index Futures	04/2016	(16,236,432)	(16,629,828)	(393,396)
91	Barclays Capital	IBEX 35 Index Futures	04/2016	(9,254,900)	(8,998,296)	256,604
19	Barclays Capital	MSCI Singapore Index Futures	04/2016	(448,793)	(449,539)	(746)
15	Barclays Capital	NASDAQ 100 E-Mini Futures	06/2016	(1,307,238)	(1,342,875)	(35,637)
104	J.P. Morgan	Nikkei 225 Futures	06/2016	(15,544,396)	(15,487,494)	56,902
149	J.P. Morgan	OMXS30 Index Futures	04/2016	(2,511,669)	(2,467,656)	44,013
209	J.P. Morgan	SGX FTSE China A50 Index Futures	04/2016	(2,005,614)	(2,006,400)	(786)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
168	Barclays Capital	SGX S&P CNX Nifty Index Futures	04/2016	$(2,594,746)	$(2,616,600)	$(21,854)
105	Barclays Capital	SPI 200 Index Futures	06/2016	(10,127,401)	(10,193,773)	(66,372)
138	Barclays Capital	TOPIX Index Futures	06/2016	(16,407,645)	(16,522,724)	(115,079)
757	J.P. Morgan	Australia 3-Year Bond Futures	06/2016	(64,754,098)	(64,969,894)	(215,796)
398	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	09/2016	(75,971,485)	(75,945,601)	25,884
266	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	12/2016	(50,781,998)	(50,762,733)	19,265
33	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	09/2016	(8,652,845)	(8,653,684)	(839)
5	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	12/2016	(1,311,421)	(1,311,424)	(3)

				(430,650,806)	(431,633,012)	(982,206)

				$2,891,661,757	$2,893,291,033	$1,629,276

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of March 31, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/15/16	CitiBank	AUD	175,923,000	$131,084,229	$134,394,961	$3,310,732
Brazilian Real, Expiring 06/15/16*	CitiBank	BRL	33,991,000	8,939,630	9,264,664	325,034
Canadian Dollar, Expiring 06/15/16	CitiBank	CAD	82,876,000	62,366,953	63,816,009	1,449,056
Swiss Franc, Expiring 06/15/16	CitiBank	CHF	62,000	62,410	64,692	2,282
Chilean Peso, Expiring 06/15/16*	CitiBank	CLP	551,410,000	798,198	817,728	19,530
Colombian Peso, Expiring 06/15/16*	CitiBank	COP	6,528,303,000	2,041,180	2,158,733	117,553
Euro, Expiring 06/15/16	CitiBank	EUR	197,873,997	217,401,831	225,673,901	8,272,070
Euro, Expiring 06/21/16	CitiBank	EUR	7,640,000	8,481,501	8,715,078	233,577
British Pound, Expiring 06/15/16	CitiBank	GBP	35,757,000	51,417,441	51,368,113	(49,328)
Hungarian Forint, Expiring 06/15/16	CitiBank	HUF	1,487,617,000	5,252,658	5,386,681	134,023

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Indonesian Rupiah, Expiring 06/15/16*	CitiBank	IDR	125,096,151,000	$9,244,967	$9,323,418	$78,451
Israeli Shekel, Expiring 06/15/16	CitiBank	ILS	43,104,000	11,230,399	11,495,153	264,754
Indian Rupee, Expiring 06/15/16*	CitiBank	INR	947,415,000	13,880,050	14,115,853	235,803
Japanese Yen, Expiring 06/15/16	CitiBank	JPY	31,141,716,004	275,766,630	277,296,801	1,530,171
Korean Won, Expiring 06/15/16*	CitiBank	KRW	39,005,101,000	33,374,688	34,041,818	667,130
Mexican Peso, Expiring 06/15/16	CitiBank	MXN	288,256,000	16,501,146	16,573,700	72,554
Malaysian Ringgit, Expiring 06/15/16*	CitiBank	MYR	7,783,000	1,883,357	1,983,191	99,834
Norwegian Krone, Expiring 06/15/16	CitiBank	NOK	209,453,000	24,736,092	25,302,909	566,817
New Zealand Dollar, Expiring 06/15/16	CitiBank	NZD	37,960,000	25,814,269	26,137,431	323,162
Philippine Peso, Expiring 06/15/16*	CitiBank	PHP	360,491,000	7,674,816	7,797,947	123,131
Poland Zloty, Expiring 06/15/16	CitiBank	PLN	91,491,000	23,762,958	24,497,948	734,990
Swedish Krona, Expiring 06/15/16	CitiBank	SEK	341,148,000	41,177,342	42,135,629	958,287
Singapore Dollar, Expiring 06/15/16	CitiBank	SGD	7,054,000	5,134,713	5,231,211	96,498
Turkish Lira, Expiring 06/15/16	CitiBank	TRY	106,094,000	35,478,546	36,913,524	1,434,978
New Taiwan Dollar, Expiring 06/15/16*	CitiBank	TWD	145,117,000	4,457,379	4,512,514	55,135
South African Rand, Expiring 06/15/16	CitiBank	ZAR	128,229,000	8,262,975	8,558,698	295,723

				$1,026,226,358	$1,047,578,305	$21,351,947

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/15/16	CitiBank	AUD	(51,561,000)	$(36,864,724)	$(39,389,611)	$(2,524,887)
Brazilian Real, Expiring 06/15/16*	CitiBank	BRL	(25,299,000)	(6,178,305)	(6,895,553)	(717,248)
Canadian Dollar, Expiring 06/15/16	CitiBank	CAD	(95,066,000)	(70,305,465)	(73,202,528)	(2,897,063)
Swiss Franc, Expiring 06/15/16	CitiBank	CHF	(110,000)	(113,152)	(114,777)	(1,625)
Colombian Peso, Expiring 06/15/16*	CitiBank	COP	(6,255,008,000)	(1,882,161)	(2,068,362)	(186,201)
Euro, Expiring 06/15/16	CitiBank	EUR	(99,412,000)	(109,951,998)	(113,378,686)	(3,426,688)
British Pound, Expiring 06/15/16	CitiBank	GBP	(142,356,002)	(200,783,359)	(204,507,060)	(3,723,701)
Hong Kong Dollar, Expiring 06/15/16	CitiBank	HKD	(8,697,000)	(1,120,694)	(1,121,604)	(910)
Hungarian Forint, Expiring 06/15/16	CitiBank	HUF	(2,228,462,000)	(7,952,658)	(8,069,293)	(116,635)
Israeli Shekel, Expiring 06/15/16	CitiBank	ILS	(5,611,000)	(1,440,313)	(1,496,364)	(56,051)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Indian Rupee, Expiring 06/15/16*	CitiBank	INR	(126,888,000)	$(1,847,937)	$(1,890,546)	$(42,609)
Japanese Yen, Expiring 06/15/16	CitiBank	JPY	(4,606,470,000)	(41,249,373)	(41,017,630)	231,743
Korean Won, Expiring 06/15/16*	CitiBank	KRW	(72,127,038,999)	(58,824,055)	(62,949,090)	(4,125,035)
Mexican Peso, Expiring 06/15/16	CitiBank	MXN	(443,514,000)	(24,668,237)	(25,500,488)	(832,251)
Malaysian Ringgit, Expiring 06/15/16*	CitiBank	MYR	(12,992,000)	(3,199,176)	(3,310,497)	(111,321)
Norwegian Krone, Expiring 06/15/16	CitiBank	NOK	(251,571,000)	(29,203,914)	(30,390,961)	(1,187,047)
New Zealand Dollar, Expiring 06/15/16	CitiBank	NZD	(244,322,000)	(162,721,287)	(168,228,381)	(5,507,094)
Philippine Peso, Expiring 06/15/16*	CitiBank	PHP	(100,831,000)	(2,112,169)	(2,181,122)	(68,953)
Poland Zloty, Expiring 06/15/16	CitiBank	PLN	(46,897,999)	(11,855,459)	(12,557,572)	(702,113)
Swedish Krona, Expiring 06/15/16	CitiBank	SEK	(245,122,000)	(28,832,571)	(30,275,335)	(1,442,764)
Singapore Dollar, Expiring 06/15/16	CitiBank	SGD	(6,068,000)	(4,310,488)	(4,499,998)	(189,510)
Turkish Lira, Expiring 06/15/16	CitiBank	TRY	(59,696,000)	(19,774,569)	(20,770,164)	(995,595)
New Taiwan Dollar, Expiring 06/15/16*	CitiBank	TWD	(307,605,000)	(9,290,729)	(9,565,189)	(274,460)
South African Rand, Expiring 06/15/16	CitiBank	ZAR	(301,530,000)	(18,827,999)	(20,125,746)	(1,297,747)

				(853,310,792)	(883,506,557)	(30,195,765)

				$172,915,566	$164,071,748	$(8,843,818)

*	Non-deliverable forward (See Note 4).

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Bank of America
Investment Companies	$1,200,076	$—	$1,200,076

Barclays Capital
Cash	—	10,004,491	10,004,491

CitiBank
Investment Companies	23,111,998	—	23,111,998

Goldman Sachs
Cash	—	4,892,264	4,892,264

J.P. Morgan
Cash	—	4,238,180	4,238,180

Morgan Stanley and Co., International plc
Cash	—	4,685,832	4,685,832

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CitiBank
Investment Companies	$1,290,219	$—	$1,290,219

Deutsche Bank
Investment Companies	490,040	—	490,040

Goldman Sachs
Cash	—	950,311	950,311

J.P. Morgan
Cash	—	711,059	711,059

Macquarie Capital
Investment Companies	990,285	—	990,285

Morgan Stanley and Co., International plc
Cash	—	1,827,908	1,827,908
U.S. Treasury Bills	—	7,588,482	7,588,482

Societe Generale
Investment Companies	770,000	—	770,000

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

LONG INVESTMENTS - 95.5%	SHARES	VALUE (Note 5)
COMMON STOCKS - 9.6%

Canada - 0.4%
Lake Shore Gold Corp. (1)†	129,237	$188,072
Progressive Waste Solutions Ltd. (1)	329,470	10,223,454
RONA, Inc. (1)	96,255	1,754,268

		12,165,794

Germany - 0.1%
Wincor Nixdorf AG †	56,314	3,123,885

Italy - 0.1%
Italcementi SpA	419,903	4,921,347

Netherlands - 0.0% (a)
TNT Express NV	83,508	749,187

Spain - 0.1%
Fomento de Construcciones y Contratas SA †	311,408	2,688,969

United Kingdom - 0.1%
Markit Ltd. (1)†	88,922	3,143,393

United States - 8.8%
ADT Corp. (The) (1)	270,596	11,164,791
Affymetrix, Inc. (1)†	574,258	8,045,355
AGL Resources, Inc. (1)	185,056	12,054,548
Airgas, Inc. (1)	96,091	13,610,329
Alere, Inc. (1)†	340,625	17,239,031
Allergan plc (1)†	5,728	1,535,276
American Homes 4 Rent, Class A REIT (1)	88	1,403
Apollo Education Group, Inc. (1)†	332,428	2,730,896
Astoria Financial Corp. (1)	215,873	3,419,428
Atmel Corp. (1)	2,382,945	19,349,513
Baker Hughes, Inc. (1)	472	20,688
Baxalta, Inc. (1)	136,561	5,517,064
Cablevision Systems Corp., Class A (1)	64,367	2,124,111
Carmike Cinemas, Inc. (1)†(n)	179,422	5,389,837
Centene Corp. (1)†	—	11
Cleco Corp. (1)	55,518	3,065,149
Columbia Pipeline Group, Inc. (1)	611,990	15,360,949
EI du Pont de Nemours & Co. (1)	336,497	21,306,990
EMC Corp. (1)	218,509	5,823,265
Empire District Electric Co. (The) (1)	128,776	4,256,047
Fairchild Semiconductor International, Inc. (1)†	137,494	2,749,880
First Niagara Financial Group, Inc. (1)	581,362	5,627,584
FirstMerit Corp. (1)	461,442	9,713,354
Fresh Market, Inc. (The) (1)†	206,906	5,903,028
Hawaiian Electric Industries, Inc. (1)	75,862	2,457,929
Heartland Payment Systems, Inc. (1)	43,722	4,222,233
Herbalife Ltd. (1)†	5,877	361,788
Humana, Inc. (1)	21,694	3,968,917
Ingram Micro, Inc., Class A (1)	162,757	5,844,604
ITC Holdings Corp. (1)	127,084	5,537,050
Jarden Corp. (1)†	32,013	1,887,166
KLA-Tencor Corp. (1)	99,533	7,246,998
National Penn Bancshares, Inc. (1)	605,256	6,439,924
Newport Corp. (1)†	246,514	5,669,822

	SHARES	VALUE (Note 5)
United States - 8.8% (continued)
Office Depot, Inc. (1)†	226,291	$1,606,666
Piedmont Natural Gas Co., Inc. (1)	167,268	10,007,644
Questar Corp. (1)	69,579	1,725,559
Rite Aid Corp. (1)†	2,750,614	22,417,504
Rofin-Sinar Technologies, Inc. (1)†	162,409	5,232,818
Starwood Hotels & Resorts Worldwide, Inc. (1)	38,964	3,250,767
TECO Energy, Inc. (1)	529,756	14,584,183
Time Warner Cable, Inc. (1)	14,820	3,032,468
Tumi Holdings, Inc. (1)†	190,023	5,096,417
Tyco International plc (1)	201,140	7,383,849
Valspar Corp. (The) (1)	86,924	9,302,607

		303,285,440

TOTAL COMMON STOCKS (cost $322,221,256)		330,078,015

CONVERTIBLE PREFERRED STOCKS - 10.3%

Israel - 1.7%
Teva Pharmaceutical Industries Ltd., $1,000.00 par, 7.000% 12/15/18 (1)	66,800	59,047,192

Netherlands - 0.8%
Fiat Chrysler Automobiles NV, Series FCAU, $100.00 par, 7.875% 12/15/16 (b)	36,930,000	27,051,225

United States - 7.8%
Allergan plc, Series A, $1,000.00 par, 5.500% 03/01/18 (1)	32,175	29,573,330
Anthem, Inc., $50.00 par, 5.250% 05/01/18 (1)	633,300	29,568,777
Black Hills Corp., $50.00 par, 7.750% 11/01/18 (1)	134,716	9,147,216
Bunge Ltd., Perpetual Preferred Stock, $100.00 par, 4.875% 12/31/49 (1)(c)	59,900	5,136,425
Crown Castle International Corp., Series A, $100.00 par, 4.500% 11/01/16 (1)(d)	204,600	21,933,120
Dominion Resources, Inc., $50.00 par, 6.375% 07/01/17 (1)	137,625	6,922,537
Dominion Resources, Inc., Series A, $49.00 par, 6.125% 04/01/16 (1)	167,375	9,816,544
Dominion Resources, Inc., Series B, $49.00 par, 6.000% 07/01/16 (1)	652,475	37,993,619
Post Holdings, Inc., Perpetual Preferred Stock, $100.00 par, 2.500% 12/31/49 (c)	44,502	5,882,608
Southwestern Energy Co., Series B, $50.00 par, 6.250% 01/15/18 (1)	429,825	8,428,868
Stericycle, Inc., $100.00 par, 5.250% 09/15/18 (1)	103,200	9,592,440
T-Mobile US, Inc., $50.00 par, 5.500% 12/15/17 (1)	413,625	27,381,975
Tyson Foods, Inc., $50.00 par, 4.750% 07/15/17 (1)	596,175	44,403,114

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

			SHARES	VALUE (Note 5)
United States - 7.8% (continued)
Welltower, Inc., Perpetual Preferred Stock, Series I, $50.00 par, 6.500% 12/31/49 (1)(c)			221,875	$13,778,438
Weyerhaeuser Co., Series A, $50.00 par, 6.375% 07/01/16 (1)			95,253	4,869,333
WPX Energy, Inc., Series A, $50.00 par, 6.250% 07/31/18 (1)			65,450	2,309,731

				266,738,075

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $363,771,385)				352,836,492

CORPORATE BONDS – 0.0% (a)	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)

United States - 0.0% (a)
Sabine Oil & Gas Corp. (b) (cost $3,965,812)	7.250%	06/15/19	$3,950,000	54,312

CONVERTIBLE BONDS - 18.9%

Canada - 0.2%
Element Financial Corp. 144A (e)	4.250%	06/30/20	7,675	5,806,112
Element Financial Corp. 144A (d)(e)	5.125%	06/30/19	3,281	2,677,220

				8,483,332

Mexico - 0.2%
Cemex SAB de CV (d)	3.720%	03/15/20	7,050	6,450,750
Cemex SAB de CV	3.750%	03/15/18	350	364,656

				6,815,406

Monaco – 0.1%
Scorpio Tankers, Inc. 144A (d)(e)	2.375%	07/01/19	5,475	4,513,453

Norway - 0.2%
Ship Finance International Ltd.	3.250%	02/01/18	5,500	5,259,375

United States - 18.2%
Acorda Therapeutics, Inc. (d)	1.750%	06/15/21	4,025	3,569,672
Allscripts Healthcare Solutions, Inc. (d)	1.250%	07/01/20	5,575	5,679,531
Alpha Natural Resources, Inc. (3)(b)(f)	4.875%	12/15/20	200	500
Anthem, Inc.	2.750%	10/15/42	13,475	25,796,203
CalAtlantic Group, Inc. (d)	1.250%	08/01/32	4,325	4,554,766
Cheniere Energy, Inc. (d)	4.250%	03/15/45	10,500	5,473,125
Ciena Corp. (d)	4.000%	12/15/20	1,166	1,456,771
Ciena Corp. 144A (e)	3.750%	10/15/18	275	325,187
Colony Capital, Inc.	3.875%	01/15/21	3,150	2,817,281
Dycom Industries, Inc. 144A (d)(e)	0.750%	09/15/21	6,375	6,255,469
Equinix, Inc.	4.750%	06/15/16	4,450	19,182,281
Euronet Worldwide, Inc. (d)	1.500%	10/01/44	7,000	8,338,750
General Cable Corp. (d)(g)	4.500%	11/15/29	1,595	871,269
Herbalife Ltd.	2.000%	08/15/19	4,650	4,472,719
Hologic, Inc., Series 2010 (g)	2.000%	12/15/37	1,650	2,483,250
Horizon Pharma Investment Ltd. (d)	2.500%	03/15/22	2,525	2,150,984
Intel Corp.	3.250%	08/01/39	30,250	48,116,406
Intel Corp.	2.950%	12/15/35	3,450	4,383,657
Lam Research Corp.	0.500%	05/15/16	5,900	7,898,625
Lennar Corp. (d)	3.250%	11/15/21	3,325	6,857,812

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
United States - 18.2% (continued)
LinkedIn Corp. (d)	0.500%	11/01/19	$16,500	$14,942,812
Medicines Co. (The) (d)	2.500%	01/15/22	7,875	8,898,750
Medicines Co. (The)	1.375%	06/01/17	4,550	5,781,344
Medidata Solutions, Inc. (d)	1.000%	08/01/18	1,525	1,546,922
Mentor Graphics Corp.	4.000%	04/01/31	3,875	4,068,750
Meritor, Inc. (d)	7.875%	03/01/26	1,600	1,855,000
MGIC Investment Corp. (d)	5.000%	05/01/17	4,625	4,792,656
MGIC Investment Corp. (d)	2.000%	04/01/20	13,700	17,253,438
Microchip Technology, Inc.	2.125%	12/15/37	17,525	34,863,797
Micron Technology, Inc., Series C	2.375%	05/01/32	7,775	9,728,469
Micron Technology, Inc., Series F	2.125%	02/15/33	4,400	5,255,250
Molina Healthcare, Inc.	1.125%	01/15/20	11,750	19,328,750
Novellus Systems, Inc.	2.625%	05/15/41	13,650	33,254,812
NRG Yield, Inc. 144A (d)(e)	3.500%	02/01/19	6,450	6,042,844
NRG Yield, Inc. 144A (d)(e)	3.250%	06/01/20	4,575	3,971,672
NuVasive, Inc. 144A (d)(e)	2.250%	03/15/21	3,700	3,959,000
NVIDIA Corp.	1.000%	12/01/18	30,700	54,780,312
ON Semiconductor Corp., Series B (d)	2.625%	12/15/26	5,439	5,880,919
Palo Alto Networks, Inc.	0.000%	07/01/19	15,225	23,703,422
Pandora Media, Inc. 144A (d)(e)	1.750%	12/01/20	5,000	4,306,250
Priceline Group, Inc. (The) (d)	1.000%	03/15/18	10,925	15,656,891
Prospect Capital Corp.	4.750%	04/15/20	1,100	968,688
SanDisk Corp.	1.500%	08/15/17	10,615	16,738,528
SEACOR Holdings, Inc.	2.500%	12/15/27	2,375	2,248,828
SL Green Operating Partnership LP 144A (e)	3.000%	10/15/17	13,275	16,958,813
Spirit Realty Capital, Inc.	2.875%	05/15/19	4,025	4,022,484
Spirit Realty Capital, Inc.	3.750%	05/15/21	4,475	4,502,969
Starwood Property Trust, Inc.	3.750%	10/15/17	1,650	1,627,312
Starwood Property Trust, Inc. (d)	4.550%	03/01/18	5,925	5,939,812
Starwood Property Trust, Inc. (d)	4.000%	01/15/19	4,350	4,374,469
SunEdison, Inc.	2.000%	10/01/18	5,950	230,562
SunEdison, Inc. (d)	2.750%	01/01/21	4,925	190,844
SunEdison, Inc. 144A (d)(e)	0.250%	01/15/20	8,325	286,172
SunPower Corp. (d)	0.750%	06/01/18	2,825	3,111,031
SunPower Corp. 144A (d)(e)	4.000%	01/15/23	6,875	6,969,531
Take-Two Interactive Software, Inc. (d)	1.750%	12/01/16	2,450	4,831,094
Tesla Motors, Inc.	1.500%	06/01/18	10,725	19,707,188
Trinity Industries, Inc. (d)	3.875%	06/01/36	6,300	6,685,875
TTM Technologies, Inc.	1.750%	12/15/20	4,725	4,208,203
Vector Group Ltd. (h)	1.750%	04/15/20	1,900	2,100,688
VeriSign, Inc.	4.345%	08/15/37	22,869	59,130,658
Vishay Intertechnology, Inc. (d)	2.250%	11/15/40	5,325	5,211,844
WebMD Health Corp. (d)	2.500%	01/31/18	4,775	5,455,438
WebMD Health Corp. (d)	1.500%	12/01/20	1,675	2,232,984
Wright Medical Group, Inc. (d)	2.000%	02/15/20	4,175	3,728,797

				622,019,130

TOTAL CONVERTIBLE BONDS (cost $610,760,416)				647,090,696

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SHORT-TERM INVESTMENTS - 56.7%	SHARES	VALUE (Note 5)

Investment Companies - 52.4%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.200% ^(i)	4,960,260	$4,960,260
Dreyfus Treasury Cash Management, Class I, 0.180% ^(i)	19,841,040	19,841,040
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% ^(i)(j)	1,052,078,662	1,052,078,662
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.170% ^(i)(j)	694,498,577	694,498,577
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.180% ^(i)	24,801,362	24,801,362

Total Investment Companies (cost $1,796,179,901)		1,796,179,901

	PRINCIPAL AMOUNT (000’s)
U.S. Treasury Obligations - 4.3%
U.S. Treasury Bill, 0.471%, 07/14/2016 ^(k)	$7,548	7,543,228
U.S. Treasury Bill, 0.498%, 07/07/2016 ^(k)	3,328	3,325,897
U.S. Treasury Bill, 0.536%, 06/09/2016 ^(k)	1,853	1,852,353
U.S. Treasury Bill, 0.410%, 07/28/2016 ^(k)	25,758	25,733,968
U.S. Treasury Bill, 0.456%, 08/25/2016 ^(k)	12,512	12,494,422
U.S. Treasury Bill, 0.421%, 08/11/2016 ^(k)	5,402	5,395,744
U.S. Treasury Bill, 0.465%, 08/04/2016 ^(k)(l)	16,427	16,409,949
U.S. Treasury Bill, 0.516%, 06/23/2016 ^(k)	1,590	1,589,240
U.S. Treasury Bill, 0.345%, 05/26/2016 ^(k)	11,300	11,297,706
U.S. Treasury Bill, 0.145%, 04/28/2016 ^(k)	2,481	2,480,680
U.S. Treasury Bill, 0.409%, 08/18/2016 ^(k)	12,298	12,282,074
U.S. Treasury Bill, 0.327%, 05/19/2016 ^(k)	32,518	32,512,309
U.S. Treasury Bill, 0.066%, 04/07/2016 ^(k)	5,000	4,999,900
U.S. Treasury Bill, 0.511%, 09/15/2016 ^(k)	11,698	11,680,196

Total U.S. Treasury Obligations (cost $149,533,622)		149,597,666

TOTAL SHORT-TERM INVESTMENTS (cost $1,945,713,523)		1,945,777,567

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (cost $3,246,432,392)		3,275,837,082

SECURITIES SOLD SHORT - (23.3)%	SHARES	VALUE (Note 5)
COMMON STOCKS - (23.3)%

Canada - (0.1)%
Element Financial Corp. (1)	(194,670)	$(2,098,464)
Fortis, Inc. (1)	(95,569)	(2,995,660)

		(5,094,124)

Ireland - (0.1)%
Shire plc ADR (1)	(20,240)	(3,479,256)

Israel - (1.3)%
Teva Pharmaceutical Industries Ltd. ADR (1)	(801,600)	(42,893,616)

Italy - 0.0% (a)
Ferrari NV (1)†	(1)	(21)

Mexico - (0.1)%
Cemex SAB de CV ADR (1)†	(349,255)	(2,542,576)

Monaco - 0.0% (a)
Scorpio Tankers, Inc. (1)	(203,917)	(1,188,836)

Netherlands - 0.0% (a)
Wright Medical Group NV (1)†	(60,649)	(1,006,773)

Norway - (0.1)%
Ship Finance International Ltd. (1)	(187,067)	(2,598,361)

United Kingdom - (0.6)%
Fiat Chrysler Automobiles NV (1)	(2,484,379)	(20,024,095)

United States - (21.0)%
Acorda Therapeutics, Inc. (1)†	(50,125)	(1,325,806)
Aetna, Inc. (1)	(10,847)	(1,218,660)
Allergan plc (1)†	(83,789)	(22,457,966)
Allscripts Healthcare Solutions, Inc. (1)†	(188,147)	(2,485,422)
Anthem, Inc. (1)	(292,049)	(40,591,890)
Ball Corp. (1)	(61,505)	(4,384,691)
BB&T Corp. (1)	(129,490)	(4,308,132)
Black Hills Corp. (1)	(122,161)	(7,345,541)
Bunge Ltd. (1)	(43,611)	(2,471,435)
CalAtlantic Group, Inc. (1)	(46,035)	(1,538,490)
Centene Corp. (1)†	(1)	(62)
Charter Communications, Inc., Class A (1)†	(8,061)	(1,631,788)
Cheniere Energy, Inc. (1)†	(38,698)	(1,309,153)
Ciena Corp. (1)†	(41,167)	(782,996)
Colony Capital, Inc., Class A REIT (1)	(27,924)	(468,285)
comScore, Inc. (1)†	(3)	(90)
Crown Castle International Corp. REIT (1)	(140,162)	(12,124,013)
DENTSPLY SIRONA, Inc. (1)	(1)	(62)
Diebold, Inc. (1)	(24,440)	(706,560)
Dominion Resources, Inc. (1)	(646,606)	(48,573,043)
Dow Chemical Co. (The) (1)	(431,386)	(21,940,292)
Dycom Industries, Inc. (1)†	(42,110)	(2,723,254)
Equinix, Inc. REIT (1)	(58,478)	(19,339,259)
Euronet Worldwide, Inc. (1)†	(69,416)	(5,144,420)
General Cable Corp. (1)	(42,339)	(516,959)
Global Payments, Inc. (1)	(23,688)	(1,546,826)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
United States - (21.0)% (continued)
Halliburton Co. (1)	(530)	$(18,932)
Hologic, Inc. †	(68,063)	(2,348,173)
Horizon Pharma plc (1)†	(63,004)	(1,043,976)
Huntington Bancshares, Inc. (1)	(793,570)	(7,570,658)
IHS, Inc., Class A (1)†	(24,997)	(3,103,627)
Intel Corp. (1)	(1,199,932)	(38,817,800)
Johnson Controls, Inc. (1)	(232,818)	(9,072,917)
KeyCorp. (1)	(395,325)	(4,364,388)
Lam Research Corp. (1)	(527,982)	(43,611,313)
Lennar Corp., Class A (1)	(140,082)	(6,774,366)
LinkedIn Corp., Class A (1)†	(19,607)	(2,242,061)
Medicines Co. (The) (1)†	(296,128)	(9,407,987)
Medidata Solutions, Inc. (1)†	(10,378)	(401,732)
Mentor Graphics Corp. (1)	(136,197)	(2,768,885)
Meritor, Inc. (1)†	(89,333)	(720,024)
MGIC Investment Corp. (1)†	(1,394,074)	(10,692,547)
Microchip Technology, Inc. (1)	(741,376)	(35,734,323)
Micron Technology, Inc. (1)†	(758,320)	(7,939,610)
Molina Healthcare, Inc. (1)†	(255,057)	(16,448,626)
New York Community Bancorp, Inc. (1)	(215,831)	(3,431,713)
Newell Rubbermaid, Inc. (1)	(27,596)	(1,222,227)
NextEra Energy, Inc. (1)	(18,302)	(2,165,859)
NRG Yield, Inc., Class A (1)	(90,189)	(1,223,865)
NRG Yield, Inc., Class C (1)	(57,395)	(817,305)
NVIDIA Corp. (1)	(1,370,332)	(48,824,929)
ON Semiconductor Corp. (1)†	(253,820)	(2,434,134)
Palo Alto Networks, Inc. (1)†	(118,732)	(19,369,939)
Pandora Media, Inc. (1)†	(191,851)	(1,717,067)
Pfizer, Inc. (1)	(64,726)	(1,918,479)
Post Holdings, Inc. (1)†	(77,293)	(5,315,440)
Priceline Group, Inc. (The) (1)†	(9,715)	(12,522,246)
Prospect Capital Corp. (1)	(2,662)	(19,353)
SEACOR Holdings, Inc. (1)†	(8,409)	(457,870)
SL Green Realty Corp. REIT (1)	(129,429)	(12,539,082)
Southwestern Energy Co. (1)†	(887,681)	(7,163,586)
Spirit Realty Capital, Inc. REIT (1)	(263,912)	(2,969,010)
Staples, Inc. (1)	(49,512)	(546,117)
Starwood Property Trust, Inc. REIT (1)	(192,669)	(3,647,224)
Stericycle, Inc. (1)†	(54,535)	(6,881,772)
SunPower Corp. (1)†	(257,156)	(5,744,865)
Tahoe Resources, Inc. (1)	(19,157)	(192,049)
Take-Two Interactive Software, Inc. (1)†	(127,034)	(4,785,371)
Tesla Motors, Inc. (1)†	(49,610)	(11,398,890)
T-Mobile US, Inc. (1)†	(608,025)	(23,287,358)
Trinity Industries, Inc. (1)	(116,586)	(2,134,690)
TTM Technologies, Inc. (1)†	(320,250)	(2,129,663)
Tyson Foods, Inc., Class A (1)	(584,638)	(38,971,969)
Vector Group Ltd. (1)	(29,305)	(669,326)
VeriSign, Inc. (1)†	(665,415)	(58,915,844)
Vishay Intertechnology, Inc. (1)	(349,937)	(4,272,731)
Waste Connections, Inc. (1)	(158,615)	(10,244,943)
WebMD Health Corp. (1)†	(71,991)	(4,508,796)
Welltower, Inc. REIT (1)	(105,154)	(7,291,378)
Weyerhaeuser Co. REIT (1)	(71,412)	(2,212,344)
WPX Energy, Inc. (1)†	(275,409)	(1,925,109)

		(721,889,583)

VALUE (Note 5)
TOTAL COMMON STOCKS SOLD SHORT (proceeds $790,272,046)	$(800,717,241)

TOTAL SECURITIES SOLD SHORT, AT VALUE (proceeds $790,272,046)	(800,717,241)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 72.2% (cost $2,456,160,346)	2,475,119,841

OTHER ASSETS IN EXCESS OF LIABILITIES - 27.8% (m)	955,031,276

NET ASSETS - 100.0%	$3,430,151,117

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$35,969,321	1.0%
Consumer Staples	43,249,704	1.3
Energy	29,007,983	0.9
Financials	66,773,661	1.9
Health Care	90,389,669	2.6
Industrials	31,145,034	0.9
Information Technology	137,165,875	4.1
Materials	27,085,141	0.8
Telecommunication Services	4,094,617	0.1
Utilities	64,461,269	1.9
Investment Companies	1,796,179,901	52.4
U.S. Treasury Obligations	149,597,666	4.3

Total Investments In Securities, At Value	2,475,119,841	72.2
Other Assets in Excess of Liabilities (m)	955,031,276	27.8

Net Assets	$3,430,151,117	100.0%

†	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Defaulted security.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date. The rate shown represents the variable dividend rate in effect as of the close of the reporting period.
(d)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At March 31, 2016, the value of these securities was $192,017,913. In addition, $807,298,011 of cash collateral was pledged.
(e)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(f)	Security fair valued as of March 31, 2016 using procedures approved by the Board of Trustees. The total value of positions fair valued was $500 or 0.0% of total net assets.
(g)	Represents a step bond. The rate shown reflects the rate as of close of the reporting period.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

(h)	Indicates a variable rate security. The interest rate shown represents the rate as of the close of the reporting period.
(i)	Represents annualized seven-day yield as of the close of the reporting period.
(j)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(k)	The rate shown is the effective yield at the date of purchase.
(l)	All or a portion of the security is pledged as collateral to the brokers for futures contracts.
(m)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(n)	All or a portion of this security has been segregated for covered call option written.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Credit default swap contracts buy protection as of March 31, 2016:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE PAID BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	Markit CDX North America High Yield Index Series 26	5.000%	USD	4.387%	6,800,000	$(105,437)	06/20/2021	$(87,906)

Open written options contracts outstanding at March 31, 2016:

Exchange Traded

Call options written

NUMBER OF CONTRACTS	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
282	Carmike Cinemas, Inc. (Exercise price $30)	J.P. Morgan	09/16/2016	$(37,768)	$(40,608)	$(2,840)
861	Tesla Motors, Inc. (Exercise price $125)	J.P. Morgan	01/19/2018	(4,387,151)	(9,532,131)	(5,144,980)

				$(4,424,919)	$(9,572,739)	$(5,147,820)

Total return swap contracts outstanding as of March 31, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley and Co., International plc	Bovespa Index April Futures	04/2016	BRL	$(46,514,847)	$(2,576,820)
Goldman Sachs	CNX Nifty Index April Futures	04/2016	INR	(1,167,231,254)	(156,239)
CitiBank	Corn May Futures^	04/2016	USD	(10,320,261)	214,558
CitiBank	Corn May Futures^	04/2016	USD	10,578,745	(472,949)
Macquarie Capital	Corn May Futures^	04/2016	USD	(312,657)	(13,883)
Macquarie Capital	Corn May Futures^	04/2016	USD	312,658	3,234
Societe Generale	Corn May Futures^	04/2016	USD	(14,708,155)	331,805
Societe Generale	Corn May Futures^	04/2016	USD	31,688,017	(1,423,867)
Merrill Lynch	Corn May Futures^	05/2016	USD	4,909,900	(94,323)
Merrill Lynch	Corn May Futures^	05/2016	USD	(4,914,125)	98,547
CitiBank	Cotton No. 2 May Futures^	04/2016	USD	1,205,850	(37,040)
CitiBank	Cotton No. 2 May Futures^	04/2016	USD	(1,179,050)	10,247

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	H-SHARES Index April Futures	04/2016	HKD	$(51,169,459)	$(192,492)
Morgan Stanley and Co., International plc	KOSPI Index 200 June Futures	06/2016	KRW	49,994,260,523	1,056,553
Societe Generale	Lean Hogs April Futures^	04/2016	USD	569,977	(23,177)
Societe Generale	Lean Hogs April Futures^	04/2016	USD	(559,607)	12,807
Macquarie Capital	Lean Hogs June Futures^	06/2016	USD	2,741,805	(57,585)
Societe Generale	Lean Hogs June Futures^	06/2016	USD	648,408	(1,608)
Macquarie Capital	Live Cattle April Futures^	04/2016	USD	(5,774,486)	(174,458)
Macquarie Capital	Live Cattle April Futures^	04/2016	USD	5,774,486	32,126
Merrill Lynch	Live Cattle April Futures^	04/2016	USD	(962,460)	5,398
Merrill Lynch	Live Cattle April Futures^	04/2016	USD	988,290	(31,228)
Societe Generale	Live Cattle April Futures^	04/2016	USD	2,143,725	(70,095)
Societe Generale	Live Cattle April Futures^	04/2016	USD	(2,084,614)	10,984
Macquarie Capital	Live Cattle June Futures^	06/2016	USD	(1,305,456)	15,596
Merrill Lynch	Live Cattle June Futures^	06/2016	USD	(913,620)	20,640
Societe Generale	Live Cattle June Futures^	06/2016	USD	(1,980,231)	45,441
Morgan Stanley and Co., International plc	MSCI Taiwan Stock Index April Futures	04/2016	USD	64,208	192
Morgan Stanley and Co., International plc	SGX S&P CNX Nifty Index April Futures	04/2016	USD	(13,592,345)	(113,655)
CitiBank	Soybean May Futures^	04/2016	USD	23,403,169	868,319
Deutsche Bank	Soybean May Futures^	04/2016	USD	6,093,675	281,575
Macquarie Capital	Soybean May Futures^	04/2016	USD	30,090,993	328,057
Societe Generale	Soybean May Futures^	04/2016	USD	32,116,555	1,490,120
CitiBank	Soybean Meal May Futures^	04/2016	USD	(4,786,170)	(79,230)
Deutsche Bank	Soybean Meal May Futures^	04/2016	USD	(2,581,220)	(40,690)
Macquarie Capital	Soybean Meal May Futures^	04/2016	USD	(424,432)	(8,048)
Societe Generale	Soybean Meal May Futures^	04/2016	USD	(2,335,867)	(42,774)
Societe Generale	Soybean Oil May Futures^	04/2016	USD	1,617,153	25,407
Morgan Stanley and Co., International plc	Swiss Market Index June Futures	06/2016	CHF	(147,085,676)	896,811
Morgan Stanley and Co., International plc	Taiwan Stock Exchange April Futures	04/2016	TWD	(57,630,594)	2,878
Bank of America	Tel Aviv 25 Index April Futures	04/2016	ILS	8,773,721	(57,011)
Bank of America	U.S. Treasury 2-Year Note June Futures	06/2016	USD	(172,220,991)	(154,009)
Bank of America	U.S. Treasury 5-Year Note June Futures	06/2016	USD	(10,508,214)	(33,059)
CitiBank	Wheat May Futures^	04/2016	USD	(5,218,308)	(108,567)
Deutsche Bank	Wheat May Futures^	04/2016	USD	(511,704)	(9,146)
Goldman Sachs	WIG20 Index June Futures	06/2016	PLN	155,836	891

					$(219,767)

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Open futures contracts outstanding at March 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
276	Goldman Sachs	Brent Crude Futures^	04/2016	$11,510,443	$11,131,080	$(379,363)
91	Goldman Sachs	Cocoa Futures^	07/2016	2,840,343	2,828,321	(12,022)
402	Morgan Stanley and Co., International plc	Gold 100 OZ Futures^	06/2016	50,121,539	49,671,120	(450,419)
4	Morgan Stanley and Co., International plc	Lean Hogs Futures^	06/2016	130,307	129,360	(947)
1	J.P. Morgan	LME Aluminum Futures^	04/2016	37,020	37,765	745
4	J.P. Morgan	LME Aluminum Futures^	04/2016	148,233	151,094	2,861
5	J.P. Morgan	LME Aluminum Futures^	04/2016	188,566	188,913	347
10	J.P. Morgan	LME Aluminum Futures^	04/2016	380,515	377,918	(2,597)
34	J.P. Morgan	LME Aluminum Futures^	05/2016	1,288,199	1,286,475	(1,724)
6	J.P. Morgan	LME Aluminum Futures^	05/2016	230,810	227,011	(3,799)
7	J.P. Morgan	LME Aluminum Futures^	05/2016	267,807	264,831	(2,976)
4	J.P. Morgan	LME Aluminum Futures^	05/2016	151,898	151,250	(648)
17	J.P. Morgan	LME Aluminum Futures^	05/2016	663,330	642,995	(20,335)
4	J.P. Morgan	LME Aluminum Futures^	05/2016	155,051	151,316	(3,735)
6	J.P. Morgan	LME Aluminum Futures^	05/2016	235,548	227,009	(8,539)
2	J.P. Morgan	LME Aluminum Futures^	06/2016	78,814	75,751	(3,063)
1	J.P. Morgan	LME Aluminum Futures^	06/2016	39,410	37,869	(1,541)
2	J.P. Morgan	LME Aluminum Futures^	06/2016	79,248	75,766	(3,482)
5	J.P. Morgan	LME Aluminum Futures^	06/2016	198,074	189,435	(8,639)
13	J.P. Morgan	LME Aluminum Futures^	06/2016	515,232	492,863	(22,369)
18	J.P. Morgan	LME Aluminum Futures^	06/2016	679,553	682,425	2,872
20	J.P. Morgan	LME Aluminum Futures^	06/2016	763,849	758,250	(5,599)
6	J.P. Morgan	LME Aluminum Futures^	06/2016	228,765	227,637	(1,128)
8	J.P. Morgan	LME Aluminum Futures^	06/2016	300,720	303,570	2,850
11	J.P. Morgan	LME Aluminum Futures^	06/2016	410,877	417,483	6,606
10	J.P. Morgan	LME Aluminum Futures^	06/2016	371,837	379,595	7,758
10	J.P. Morgan	LME Aluminum Futures^	06/2016	372,150	379,933	7,783
21	J.P. Morgan	LME Aluminum Futures^	06/2016	785,051	798,000	12,949
16	J.P. Morgan	LME Copper Futures^	04/2016	1,800,039	1,952,040	152,001
22	J.P. Morgan	LME Copper Futures^	04/2016	2,488,804	2,683,835	195,031

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
7	J.P. Morgan	LME Copper Futures^	04/2016	$771,767	$853,877	$82,110
3	J.P. Morgan	LME Copper Futures^	04/2016	328,481	365,918	37,437
8	J.P. Morgan	LME Copper Futures^	04/2016	873,020	975,526	102,506
2	J.P. Morgan	LME Copper Futures^	04/2016	217,708	243,838	26,130
13	J.P. Morgan	LME Copper Futures^	04/2016	1,423,829	1,582,587	158,758
5	J.P. Morgan	LME Copper Futures^	04/2016	558,637	608,469	49,832
33	J.P. Morgan	LME Copper Futures^	04/2016	3,661,936	4,014,450	352,514
1	J.P. Morgan	LME Copper Futures^	04/2016	112,209	121,606	9,397
58	J.P. Morgan	LME Copper Futures^	05/2016	6,654,511	7,050,147	395,636
21	J.P. Morgan	LME Copper Futures^	05/2016	2,447,470	2,552,581	105,111
17	J.P. Morgan	LME Copper Futures^	05/2016	1,980,234	2,066,325	86,091
7	J.P. Morgan	LME Copper Futures^	05/2016	803,208	850,801	47,593
56	J.P. Morgan	LME Copper Futures^	05/2016	6,254,500	6,806,100	551,600
6	J.P. Morgan	LME Copper Futures^	05/2016	685,446	728,865	43,419
38	J.P. Morgan	LME Copper Futures^	05/2016	4,351,480	4,615,575	264,095
30	J.P. Morgan	LME Copper Futures^	05/2016	3,511,729	3,641,850	130,121
2	J.P. Morgan	LME Copper Futures^	05/2016	230,202	242,745	12,543
32	J.P. Morgan	LME Copper Futures^	05/2016	3,710,329	3,883,200	172,871
34	J.P. Morgan	LME Copper Futures^	05/2016	3,995,490	4,125,900	130,410
1	J.P. Morgan	LME Copper Futures^	06/2016	117,549	121,350	3,801
8	J.P. Morgan	LME Copper Futures^	06/2016	970,109	970,800	691
7	J.P. Morgan	LME Copper Futures^	06/2016	873,251	849,450	(23,801)
8	J.P. Morgan	LME Copper Futures^	06/2016	987,176	970,800	(16,376)
1	J.P. Morgan	LME Copper Futures^	06/2016	122,626	121,331	(1,295)
259	J.P. Morgan	LME Copper Futures^	06/2016	30,818,975	31,410,225	591,250
18	J.P. Morgan	LME Copper Futures^	06/2016	2,281,544	2,182,162	(99,382)
1	J.P. Morgan	LME Copper Futures^	06/2016	126,530	121,219	(5,311)
2	J.P. Morgan	LME Copper Futures^	06/2016	252,490	242,425	(10,065)
3	J.P. Morgan	LME Nickel Futures^	06/2016	168,059	152,637	(15,422)
4	J.P. Morgan	LME Nickel Futures^	06/2016	217,083	203,524	(13,559)
2	J.P. Morgan	LME Nickel Futures^	06/2016	105,757	101,766	(3,991)
9	J.P. Morgan	LME Nickel Futures^	06/2016	494,077	458,055	(36,022)
12	J.P. Morgan	LME Zinc Futures^	05/2016	497,094	543,675	46,581
10	J.P. Morgan	LME Zinc Futures^	05/2016	429,055	453,063	24,008
10	J.P. Morgan	LME Zinc Futures^	05/2016	424,417	453,062	28,645

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
12	J.P. Morgan	LME Zinc Futures^	05/2016	$512,086	$543,675	$31,589
1	J.P. Morgan	LME Zinc Futures^	05/2016	42,948	45,306	2,358
2	J.P. Morgan	LME Zinc Futures^	05/2016	85,748	90,612	4,864
5	J.P. Morgan	LME Zinc Futures^	05/2016	207,419	226,531	19,112
4	J.P. Morgan	LME Zinc Futures^	05/2016	165,587	181,225	15,638
1	J.P. Morgan	LME Zinc Futures^	05/2016	43,437	45,320	1,883
7	J.P. Morgan	LME Zinc Futures^	06/2016	315,271	317,473	2,202
7	J.P. Morgan	LME Zinc Futures^	06/2016	317,077	317,581	504
3	Morgan Stanley and Co., International plc	Platinum Futures^	07/2016	145,059	146,625	1,566
255	Morgan Stanley and Co., International plc	Soybean Futures^	05/2016	11,454,524	11,612,063	157,539
107	Morgan Stanley and Co., International plc	Soybean Oil Futures^	05/2016	2,115,254	2,196,924	81,670
527	Morgan Stanley and Co., International plc	Sugar #11 (World Markets) Futures^	04/2016	9,442,430	9,060,184	(382,246)
722	Morgan Stanley and Co., International plc	WTI Crude Futures^	04/2016	28,077,345	27,681,480	(395,865)
552	Barclays Capital	Amsterdam Index Futures	04/2016	55,475,471	55,236,942	(238,529)
529	J.P. Morgan	BIST 30 Futures	04/2016	1,740,094	1,914,429	174,335
1,224	Barclays Capital	CAC40 Index Futures	04/2016	62,019,605	61,052,930	(966,675)
71	Barclays Capital	E-Mini DJIA CBOT Futures	06/2016	6,227,741	6,246,226	18,485
329	J.P. Morgan	FTSE/JSE Top 40 Index Futures	06/2016	10,465,910	10,427,497	(38,413)
117	Barclays Capital	KOSPI Index 200 Futures	06/2016	12,373,021	12,604,407	231,386
1,509	Barclays Capital	S&P 500 E-Mini Futures	06/2016	153,144,319	154,785,675	1,641,356
6	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	06/2016	729,036	727,161	(1,875)
116	Barclays Capital	SET50 Index Futures	06/2016	583,347	592,596	9,249
1,001	Barclays Capital	TOPIX Index Futures	06/2016	119,008,058	119,849,616	841,558
2,753	J.P. Morgan	3-Month Euro Euribor Futures	09/2016	785,358,652	785,313,343	(45,309)
1,808	J.P. Morgan	3-Month Euro Euribor Futures	12/2016	515,944,870	515,848,062	(96,808)
1,708	J.P. Morgan	3-Month Euro Euribor Futures	03/2017	487,352,707	487,316,643	(36,064)
338	J.P. Morgan	3-Month Euro Euribor Futures	06/2017	96,412,594	96,431,390	18,796
441	J.P. Morgan	3-Month Euro Euribor Futures	09/2017	125,772,699	125,804,741	32,042

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
548	J.P. Morgan	3-Month Euro Euribor Futures	12/2017	$156,320,860	$156,305,410	$(15,450)
352	J.P. Morgan	3-Month Euro Euribor Futures	03/2018	100,419,673	100,375,522	(44,151)
381	J.P. Morgan	90-Day EURODollar Futures	06/2017	94,226,762	94,373,700	146,938
339	J.P. Morgan	90-Day EURODollar Futures	09/2017	83,755,554	83,927,925	172,371
319	J.P. Morgan	90-Day EURODollar Futures	12/2017	78,726,061	78,924,587	198,526
298	J.P. Morgan	90-Day EURODollar Futures	03/2018	73,587,713	73,687,950	100,237
1,518	J.P. Morgan	90-Day Sterling Futures	09/2016	270,440,828	270,866,036	425,208
1,740	J.P. Morgan	90-Day Sterling Futures	12/2016	309,603,684	310,416,347	812,663
868	J.P. Morgan	90-Day Sterling Futures	03/2017	154,794,630	154,820,222	25,592
463	J.P. Morgan	90-Day Sterling Futures	06/2017	82,414,581	82,549,427	134,846
397	J.P. Morgan	90-Day Sterling Futures	09/2017	70,624,629	70,753,606	128,977
358	J.P. Morgan	90-Day Sterling Futures	12/2017	63,632,373	63,777,291	144,918
340	J.P. Morgan	90-Day Sterling Futures	03/2018	60,541,935	60,546,195	4,260
38	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	09/2016	7,254,579	7,251,087	(3,492)
64	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	12/2016	12,223,333	12,213,590	(9,743)
72	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	03/2017	13,753,106	13,740,289	(12,817)
120	Morgan Stanley and Co., International plc	CME Ultra Long Term U.S. Treasury Bond Futures	06/2016	20,781,883	20,703,750	(78,133)
231	Goldman Sachs	Euro - OAT Futures	06/2016	41,177,675	41,594,159	416,484
593	Goldman Sachs	Euro - SCHATZ Futures	06/2016	75,548,734	75,429,688	(119,046)
13	J.P. Morgan	Euro CHF 3-Month Futures	03/2017	3,412,938	3,410,041	(2,897)
820	Goldman Sachs	Euro-Bobl Futures	06/2016	122,519,577	122,326,522	(193,055)
371	Goldman Sachs	Euro-BTP Italian Government Bond Futures	06/2016	58,709,795	59,364,265	654,470
210	Goldman Sachs	Euro-Bund Futures	06/2016	38,850,226	39,026,783	176,557
18	Goldman Sachs	Euro-Buxl 30-Year Bond Futures	06/2016	3,436,269	3,452,070	15,801
278	Goldman Sachs	Long Gilt Futures	06/2016	48,230,527	48,400,418	169,891
2,940	Morgan Stanley and Co., International plc	U.S. Treasury 10-Year Note Futures	06/2016	383,119,190	383,348,437	229,247
1,178	Morgan Stanley and Co., International plc	U.S. Treasury 2-Year Note Futures	06/2016	257,423,376	257,687,500	264,124
971	Morgan Stanley and Co., International plc	U.S. Treasury 5-Year Note Futures	06/2016	117,164,863	117,650,304	485,441
214	Morgan Stanley and Co., International plc	U.S. Treasury Long Bond Futures	06/2016	35,218,400	35,189,625	(28,775)

				5,482,366,073	5,490,336,217	7,970,144

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
10	Morgan Stanley and Co., International plc	Cocoa Futures^	07/2016	$(298,155)	$(295,900)	$2,255
27	Morgan Stanley and Co., International plc	Coffee ‘C’ Futures^	05/2016	(1,181,105)	(1,290,432)	(109,327)
7	Morgan Stanley and Co., International plc	Copper Futures^	05/2016	(369,439)	(382,025)	(12,586)
132	Morgan Stanley and Co., International plc	Corn Futures^	05/2016	(2,354,333)	(2,319,900)	34,433
139	Morgan Stanley and Co., International plc	Cotton No. 2 Futures^	05/2016	(4,030,802)	(4,061,580)	(30,778)
185	Goldman Sachs	Gas Oil Futures^	05/2016	(6,786,607)	(6,632,250)	154,357
97	Morgan Stanley and Co., International plc	Gasoline RBOB Futures^	04/2016	(5,844,868)	(5,893,856)	(48,988)
125	Morgan Stanley and Co., International plc	Hard Red Winter Wheat Futures^	05/2016	(2,868,650)	(2,976,563)	(107,913)
42	Morgan Stanley and Co., International plc	Heating Oil ULSD Futures^	04/2016	(2,171,928)	(2,091,222)	80,706
115	Morgan Stanley and Co., International plc	Live Cattle Futures^	06/2016	(5,746,371)	(5,705,150)	41,221
1	J.P. Morgan	LME Aluminum Futures^	04/2016	(37,048)	(37,765)	(717)
4	J.P. Morgan	LME Aluminum Futures^	04/2016	(148,288)	(151,094)	(2,806)
5	J.P. Morgan	LME Aluminum Futures^	04/2016	(188,892)	(188,914)	(22)
10	J.P. Morgan	LME Aluminum Futures^	04/2016	(380,976)	(377,918)	3,058
34	J.P. Morgan	LME Aluminum Futures^	05/2016	(1,286,038)	(1,286,475)	(437)
6	J.P. Morgan	LME Aluminum Futures^	05/2016	(231,210)	(227,011)	4,199
7	J.P. Morgan	LME Aluminum Futures^	05/2016	(268,520)	(264,831)	3,689
4	J.P. Morgan	LME Aluminum Futures^	05/2016	(151,840)	(151,250)	590
17	J.P. Morgan	LME Aluminum Futures^	05/2016	(662,708)	(642,995)	19,713
4	J.P. Morgan	LME Aluminum Futures^	05/2016	(154,188)	(151,316)	2,872
6	J.P. Morgan	LME Aluminum Futures^	05/2016	(236,235)	(227,008)	9,227

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
2	J.P. Morgan	LME Aluminum Futures^	06/2016	$(78,245)	$(75,751)	$2,494
1	J.P. Morgan	LME Aluminum Futures^	06/2016	(39,651)	(37,868)	1,783
2	J.P. Morgan	LME Aluminum Futures^	06/2016	(79,445)	(75,766)	3,679
5	J.P. Morgan	LME Aluminum Futures^	06/2016	(198,738)	(189,435)	9,303
104	J.P. Morgan	LME Aluminum Futures^	06/2016	(3,907,245)	(3,942,900)	(35,655)
18	J.P. Morgan	LME Aluminum Futures^	06/2016	(680,862)	(682,425)	(1,563)
20	J.P. Morgan	LME Aluminum Futures^	06/2016	(761,966)	(758,250)	3,716
6	J.P. Morgan	LME Aluminum Futures^	06/2016	(227,874)	(227,637)	237
8	J.P. Morgan	LME Aluminum Futures^	06/2016	(300,481)	(303,570)	(3,089)
11	J.P. Morgan	LME Aluminum Futures^	06/2016	(409,997)	(417,483)	(7,486)
10	J.P. Morgan	LME Aluminum Futures^	06/2016	(370,449)	(379,595)	(9,146)
10	J.P. Morgan	LME Aluminum Futures^	06/2016	(371,371)	(379,932)	(8,561)
21	J.P. Morgan	LME Aluminum Futures^	06/2016	(787,008)	(798,000)	(10,992)
16	J.P. Morgan	LME Copper Futures^	04/2016	(1,798,755)	(1,952,040)	(153,285)
22	J.P. Morgan	LME Copper Futures^	04/2016	(2,480,329)	(2,683,835)	(203,506)
7	J.P. Morgan	LME Copper Futures^	04/2016	(771,399)	(853,878)	(82,479)
3	J.P. Morgan	LME Copper Futures^	04/2016	(328,268)	(365,918)	(37,650)
8	J.P. Morgan	LME Copper Futures^	04/2016	(876,347)	(975,526)	(99,179)
2	J.P. Morgan	LME Copper Futures^	04/2016	(217,545)	(243,837)	(26,292)
13	J.P. Morgan	LME Copper Futures^	04/2016	(1,415,343)	(1,582,587)	(167,244)
5	J.P. Morgan	LME Copper Futures^	04/2016	(557,491)	(608,469)	(50,978)
33	J.P. Morgan	LME Copper Futures^	04/2016	(3,681,878)	(4,014,450)	(332,572)
1	J.P. Morgan	LME Copper Futures^	04/2016	(110,998)	(121,607)	(10,609)
58	J.P. Morgan	LME Copper Futures^	05/2016	(6,654,344)	(7,050,146)	(395,802)
21	J.P. Morgan	LME Copper Futures^	05/2016	(2,459,996)	(2,552,582)	(92,586)
17	J.P. Morgan	LME Copper Futures^	05/2016	(1,993,200)	(2,066,325)	(73,125)
7	J.P. Morgan	LME Copper Futures^	05/2016	(807,733)	(850,801)	(43,068)
56	J.P. Morgan	LME Copper Futures^	05/2016	(6,257,835)	(6,806,100)	(548,265)
6	J.P. Morgan	LME Copper Futures^	05/2016	(683,985)	(728,865)	(44,880)
38	J.P. Morgan	LME Copper Futures^	05/2016	(4,346,157)	(4,615,575)	(269,418)
30	J.P. Morgan	LME Copper Futures^	05/2016	(3,506,177)	(3,641,851)	(135,674)
2	J.P. Morgan	LME Copper Futures^	05/2016	(230,395)	(242,745)	(12,350)
32	J.P. Morgan	LME Copper Futures^	05/2016	(3,723,122)	(3,883,200)	(160,078)
34	J.P. Morgan	LME Copper Futures^	05/2016	(3,978,152)	(4,125,900)	(147,748)
1	J.P. Morgan	LME Copper Futures^	06/2016	(117,498)	(121,350)	(3,852)
8	J.P. Morgan	LME Copper Futures^	06/2016	(969,355)	(970,800)	(1,445)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
7	J.P. Morgan	LME Copper Futures^	06/2016	$(874,108)	$(849,450)	$24,658
8	J.P. Morgan	LME Copper Futures^	06/2016	(993,980)	(970,800)	23,180
1	J.P. Morgan	LME Copper Futures^	06/2016	(122,698)	(121,332)	1,366
52	J.P. Morgan	LME Copper Futures^	06/2016	(6,277,723)	(6,306,300)	(28,577)
18	J.P. Morgan	LME Copper Futures^	06/2016	(2,278,834)	(2,182,162)	96,672
1	J.P. Morgan	LME Copper Futures^	06/2016	(126,660)	(121,219)	5,441
2	J.P. Morgan	LME Copper Futures^	06/2016	(253,295)	(242,425)	10,870
3	J.P. Morgan	LME Nickel Futures^	06/2016	(168,653)	(152,637)	16,016
4	J.P. Morgan	LME Nickel Futures^	06/2016	(219,350)	(203,524)	15,826
2	J.P. Morgan	LME Nickel Futures^	06/2016	(105,835)	(101,766)	4,069
36	J.P. Morgan	LME Nickel Futures^	06/2016	(1,902,317)	(1,832,220)	70,097
12	J.P. Morgan	LME Zinc Futures^	05/2016	(496,318)	(543,675)	(47,357)
10	J.P. Morgan	LME Zinc Futures^	05/2016	(426,726)	(453,063)	(26,337)
10	J.P. Morgan	LME Zinc Futures^	05/2016	(428,226)	(453,063)	(24,837)
12	J.P. Morgan	LME Zinc Futures^	05/2016	(513,821)	(543,675)	(29,854)
1	J.P. Morgan	LME Zinc Futures^	05/2016	(43,030)	(45,306)	(2,276)
2	J.P. Morgan	LME Zinc Futures^	05/2016	(85,945)	(90,612)	(4,667)
5	J.P. Morgan	LME Zinc Futures^	05/2016	(206,238)	(226,532)	(20,294)
4	J.P. Morgan	LME Zinc Futures^	05/2016	(166,240)	(181,225)	(14,985)
1	J.P. Morgan	LME Zinc Futures^	05/2016	(43,348)	(45,320)	(1,972)
7	J.P. Morgan	LME Zinc Futures^	06/2016	(316,729)	(317,472)	(743)
11	J.P. Morgan	LME Zinc Futures^	06/2016	(498,761)	(499,057)	(296)
1,257	Morgan Stanley and Co., International plc	Natural Gas Futures^	04/2016	(22,726,555)	(24,624,630)	(1,898,075)
30	Morgan Stanley and Co., International plc	NYMEX Palladium Futures^	06/2016	(1,502,917)	(1,692,000)	(189,083)
7	Morgan Stanley and Co., International plc	Silver Futures^	05/2016	(536,353)	(541,240)	(4,887)
119	Barclays Capital	DAX Index Futures	06/2016	(33,584,319)	(33,852,524)	(268,205)
20	J.P. Morgan	E-Mini MSCI EAFE Index Futures	06/2016	(1,592,994)	(1,625,500)	(32,506)
6	Barclays Capital	E-Mini MSCI Emerging Markets Index Futures	06/2016	(236,987)	(250,170)	(13,183)
1,332	Barclays Capital	E-Mini Russell 2000 Futures	06/2016	(144,242,006)	(147,798,720)	(3,556,714)
2,959	Barclays Capital	Euro Stoxx 50 Index Futures	06/2016	(100,390,199)	(98,688,119)	1,702,080
688	Barclays Capital	FTSE 100 Index Futures	06/2016	(60,393,675)	(60,404,997)	(11,322)
7	Barclays Capital	FTSE Bursa Malaysia KLCI Index Futures	04/2016	(153,302)	(153,627)	(325)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
716	Barclays Capital	FTSE/MIB Index Futures	06/2016	$(73,921,552)	$(72,087,874)	$1,833,678
106	Barclays Capital	Hang Seng Index Futures	04/2016	(13,879,621)	(14,215,821)	(336,200)
207	Barclays Capital	H-SHARES Index Futures	04/2016	(11,670,703)	(12,010,635)	(339,932)
133	Barclays Capital	IBEX 35 Index Futures	04/2016	(13,536,878)	(13,151,355)	385,523
14	J.P. Morgan	Mexican Stock Exchange Price and Quotation Index Futures	06/2016	(361,561)	(372,122)	(10,561)
517	Barclays Capital	MSCI Singapore Index Futures	04/2016	(12,200,165)	(12,232,170)	(32,005)
357	Barclays Capital	MSCI Taiwan Stock Index Futures	04/2016	(11,377,810)	(11,495,400)	(117,590)
13	Barclays Capital	NASDAQ 100 E-Mini Futures	06/2016	(1,131,513)	(1,163,825)	(32,312)
89	J.P. Morgan	Nikkei 225 Futures	06/2016	(13,285,405)	(13,253,720)	31,685
99	J.P. Morgan	OMXS30 Index Futures	04/2016	(1,668,827)	(1,639,584)	29,243
152	J.P. Morgan	SGX FTSE China A50 Index Futures	04/2016	(1,458,628)	(1,459,200)	(572)
205	Barclays Capital	SGX S&P CNX Nifty Index Futures	04/2016	(3,164,887)	(3,192,875)	(27,988)
993	Barclays Capital	SPI 200 Index Futures	06/2016	(96,819,421)	(96,403,969)	415,452
221	Goldman Sachs	10-Year Japanese Government Bond Futures	06/2016	(296,522,163)	(297,101,604)	(579,441)
1,682	J.P. Morgan	90-Day EURODollar Futures	09/2016	(416,768,818)	(417,304,200)	(535,382)
764	J.P. Morgan	90-Day EURODollar Futures	12/2016	(189,113,339)	(189,424,250)	(310,911)
371	J.P. Morgan	90-Day EURODollar Futures	03/2017	(91,845,802)	(91,943,075)	(97,273)
3,268	J.P. Morgan	Australia 10-Year Bond Futures	06/2016	(324,752,618)	(328,050,717)	(3,298,099)
652	J.P. Morgan	Australia 3-Year Bond Futures	06/2016	(55,772,896)	(55,958,218)	(185,322)
1,398	Goldman Sachs	Canadian 10-Year Bond Futures	06/2016	(151,702,723)	(151,861,282)	(158,559)
29	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	09/2016	(7,603,980)	(7,604,752)	(772)
5	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	12/2016	(1,311,447)	(1,311,425)	22

				(2,263,356,734)	(2,274,034,889)	(10,678,155)

				$3,219,009,339	$3,216,301,328	$(2,708,011)

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Forward foreign currency exchange contracts outstanding as of March 31, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/15/16	CitiBank	AUD	276,517,500	$203,421,226	$211,243,322	$7,822,096
Australian Dollar, Expiring 06/15/16	J.P. Morgan	AUD	276,517,500	203,421,488	211,243,321	7,821,833
Brazilian Real, Expiring 06/15/16*	CitiBank	BRL	117,232,500	30,504,602	31,953,158	1,448,556
Brazilian Real, Expiring 06/15/16*	J.P. Morgan	BRL	117,232,500	30,504,640	31,953,158	1,448,518
Canadian Dollar, Expiring 06/15/16	CitiBank	CAD	87,117,000	65,459,350	67,081,655	1,622,305
Canadian Dollar, Expiring 06/15/16	J.P. Morgan	CAD	86,997,000	65,373,340	66,989,252	1,615,912
Swiss Franc, Expiring 06/15/16	CitiBank	CHF	23,461,500	24,328,914	24,480,334	151,420
Swiss Franc, Expiring 06/15/16	J.P. Morgan	CHF	23,461,500	24,328,944	24,480,334	151,390
Chilean Peso, Expiring 06/15/16*	CitiBank	CLP	222,712,500	323,506	330,278	6,772
Chilean Peso, Expiring 06/15/16*	J.P. Morgan	CLP	167,233,500	242,273	248,003	5,730
Colombian Peso, Expiring 06/15/16*	CitiBank	COP	2,705,183,000	847,945	894,532	46,587
Colombian Peso, Expiring 06/15/16*	J.P. Morgan	COP	2,071,255,000	647,127	684,908	37,781
Czech Republic Koruna, Expiring 06/15/16	CitiBank	CZK	598,985,000	24,149,011	25,247,617	1,098,606
Czech Republic Koruna, Expiring 06/15/16	J.P. Morgan	CZK	598,985,000	24,149,066	25,247,617	1,098,551
Euro, Expiring 06/15/16	CitiBank	EUR	101,542,480	111,779,277	115,808,485	4,029,208
Euro, Expiring 04/05/16	J.P. Morgan	EUR	3,562	3,886	4,053	167
Euro, Expiring 06/15/16	J.P. Morgan	EUR	101,542,480	111,779,343	115,808,483	4,029,140
Euro, Expiring 04/05/17	J.P. Morgan	EUR	3,562	3,963	4,109	146
British Pound, Expiring 06/15/16	CitiBank	GBP	24,366,500	35,239,919	35,004,646	(235,273)
British Pound, Expiring 06/15/16	J.P. Morgan	GBP	24,366,500	35,239,840	35,004,644	(235,196)
Hong Kong Dollar, Expiring 06/15/16	CitiBank	HKD	2,039,000	263,123	262,959	(164)
Hungarian Forint, Expiring 06/15/16	CitiBank	HUF	439,981,500	1,553,370	1,593,181	39,811
Hungarian Forint, Expiring 06/15/16	J.P. Morgan	HUF	439,981,500	1,553,370	1,593,179	39,809

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Indonesian Rupiah, Expiring 06/15/16*	CitiBank	IDR	65,075,888,500	$4,850,338	$4,850,107	$(231)
Indonesian Rupiah, Expiring 06/15/16*	J.P. Morgan	IDR	22,984,102,500	1,702,242	1,713,006	10,764
Israeli Shekel, Expiring 06/15/16	CitiBank	ILS	16,102,500	4,206,961	4,294,282	87,321
Israeli Shekel, Expiring 06/15/16	J.P. Morgan	ILS	11,199,500	2,933,153	2,986,729	53,576
Indian Rupee, Expiring 06/15/16*	CitiBank	INR	397,202,500	5,822,295	5,918,054	95,759
Indian Rupee, Expiring 06/15/16*	J.P. Morgan	INR	397,202,500	5,822,302	5,918,052	95,750
Japanese Yen, Expiring 06/15/16	CitiBank	JPY	36,426,055,001	322,591,952	324,350,418	1,758,466
Japanese Yen, Expiring 06/15/16	J.P. Morgan	JPY	36,426,055,001	322,592,031	324,350,417	1,758,386
Korean Won, Expiring 06/15/16*	CitiBank	KRW	39,529,929,500	33,818,836	34,499,864	681,028
Korean Won, Expiring 06/15/16*	J.P. Morgan	KRW	39,529,929,500	33,818,875	34,499,863	680,988
Mexican Peso, Expiring 06/15/16	CitiBank	MXN	509,448,000	28,795,489	29,291,458	495,969
Mexican Peso, Expiring 06/15/16	J.P. Morgan	MXN	509,448,000	28,796,256	29,291,457	495,201
Malaysian Ringgit, Expiring 06/15/16*	CitiBank	MYR	54,732,500	13,305,323	13,946,416	641,093
Malaysian Ringgit, Expiring 06/15/16*	J.P. Morgan	MYR	54,732,500	13,305,345	13,946,415	641,070
Norwegian Krone, Expiring 06/15/16	CitiBank	NOK	184,712,500	21,871,837	22,314,139	442,302
Norwegian Krone, Expiring 06/15/16	J.P. Morgan	NOK	184,712,500	21,871,912	22,314,139	442,227
New Zealand Dollar, Expiring 06/15/16	CitiBank	NZD	60,206,500	39,698,668	41,455,301	1,756,633
New Zealand Dollar, Expiring 06/15/16	J.P. Morgan	NZD	60,206,498	39,696,123	41,455,300	1,759,177
Philippine Peso, Expiring 06/15/16*	CitiBank	PHP	148,605,500	3,167,511	3,214,555	47,044
Philippine Peso, Expiring 06/15/16*	J.P. Morgan	PHP	141,386,500	3,012,265	3,058,395	46,130
Poland Zloty, Expiring 06/15/16	CitiBank	PLN	75,909,500	19,808,299	20,325,795	517,496
Poland Zloty, Expiring 06/15/16	J.P. Morgan	PLN	75,152,500	19,609,904	20,123,095	513,191
Swedish Krona, Expiring 06/15/16	CitiBank	SEK	403,152,000	48,563,801	49,793,824	1,230,023
Swedish Krona, Expiring 06/15/16	J.P. Morgan	SEK	402,676,000	48,506,257	49,735,032	1,228,775
Singapore Dollar, Expiring 06/15/16	CitiBank	SGD	72,098,000	51,186,695	53,467,515	2,280,820
Singapore Dollar, Expiring 06/15/16	J.P. Morgan	SGD	72,030,000	51,136,436	53,417,086	2,280,650
Turkish Lira, Expiring 06/15/16	CitiBank	TRY	244,758,000	81,287,009	85,159,208	3,872,199

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Turkish Lira, Expiring 06/15/16	J.P. Morgan	TRY	244,758,000	$81,285,026	$85,159,204	$3,874,178
New Taiwan Dollar, Expiring 06/15/16*	CitiBank	TWD	220,098,999	6,673,678	6,844,130	170,452
New Taiwan Dollar, Expiring 06/15/16*	J.P. Morgan	TWD	210,780,998	6,385,653	6,554,380	168,727
South African Rand, Expiring 06/15/16	CitiBank	ZAR	190,723,499	12,077,051	12,729,921	652,870
South African Rand, Expiring 06/15/16	J.P. Morgan	ZAR	190,723,499	12,076,607	12,729,920	653,313

				$2,385,393,653	$2,446,868,705	$61,475,052

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/15/16	CitiBank	AUD	(78,121,500)	$(57,364,391)	$(59,680,293)	$(2,315,902)
Australian Dollar, Expiring 06/15/16	J.P. Morgan	AUD	(78,121,500)	(57,362,875)	(59,680,293)	(2,317,418)
Brazilian Real, Expiring 06/15/16*	CitiBank	BRL	(50,856,000)	(12,550,174)	(13,861,427)	(1,311,253)
Brazilian Real, Expiring 06/15/16*	J.P. Morgan	BRL	(50,856,000)	(12,550,146)	(13,861,427)	(1,311,281)
Canadian Dollar, Expiring 06/15/16	CitiBank	CAD	(25,991,120)	(19,299,849)	(20,013,630)	(713,781)
Canadian Dollar, Expiring 06/15/16	J.P. Morgan	CAD	(23,091,000)	(17,100,209)	(17,780,485)	(680,276)
Swiss Franc, Expiring 06/15/16	CitiBank	CHF	(172,868,500)	(174,197,008)	(180,375,448)	(6,178,440)
Swiss Franc, Expiring 06/15/16	J.P. Morgan	CHF	(172,171,500)	(173,475,601)	(179,648,180)	(6,172,579)
Chilean Peso, Expiring 06/15/16*	CitiBank	CLP	(5,077,221,000)	(7,358,283)	(7,529,407)	(171,124)
Chilean Peso, Expiring 06/15/16*	J.P. Morgan	CLP	(5,077,221,000)	(7,358,271)	(7,529,407)	(171,136)
Colombian Peso, Expiring 06/15/16*	CitiBank	COP	(2,264,980,000)	(681,543)	(748,968)	(67,425)
Colombian Peso, Expiring 06/15/16*	J.P. Morgan	COP	(2,264,980,000)	(681,541)	(748,968)	(67,427)
Czech Republic Koruna, Expiring 06/15/16	CitiBank	CZK	(70,000,000)	(2,926,964)	(2,950,547)	(23,583)
Czech Republic Koruna, Expiring 06/15/16	J.P. Morgan	CZK	(70,000,000)	(2,928,944)	(2,950,547)	(21,603)
Euro, Expiring 06/15/16	CitiBank	EUR	(35,118,538)	(38,922,050)	(40,052,447)	(1,130,397)
Euro, Expiring 04/05/16	J.P. Morgan	EUR	(3,562)	(4,730)	(4,053)	677
Euro, Expiring 06/15/16	J.P. Morgan	EUR	(30,982,500)	(34,259,534)	(35,335,323)	(1,075,789)
Euro, Expiring 04/05/17	J.P. Morgan	EUR	(3,562)	(4,751)	(4,109)	642

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
British Pound, Expiring 06/15/16	CitiBank	GBP	(170,113,999)	$(239,561,131)	$(244,383,893)	$(4,822,762)
British Pound, Expiring 06/15/16	J.P. Morgan	GBP	(170,113,999)	(239,560,944)	(244,383,893)	(4,822,949)
Hong Kong Dollar, Expiring 06/15/16	CitiBank	HKD	(12,226,000)	(1,573,498)	(1,576,720)	(3,222)
Hong Kong Dollar, Expiring 06/15/16	J.P. Morgan	HKD	(9,270,000)	(1,192,263)	(1,195,501)	(3,238)
Hungarian Forint, Expiring 06/15/16	CitiBank	HUF	(5,044,094,500)	(18,096,787)	(18,264,738)	(167,951)
Hungarian Forint, Expiring 06/15/16	J.P. Morgan	HUF	(4,918,850,500)	(17,643,472)	(17,811,227)	(167,755)
Israeli Shekel, Expiring 06/15/16	CitiBank	ILS	(61,790,001)	(15,893,362)	(16,478,415)	(585,053)
Israeli Shekel, Expiring 06/15/16	J.P. Morgan	ILS	(57,789,000)	(14,871,785)	(15,411,412)	(539,627)
Indian Rupee, Expiring 06/15/16*	CitiBank	INR	(209,237,000)	(3,020,171)	(3,117,492)	(97,321)
Indian Rupee, Expiring 06/15/16*	J.P. Morgan	INR	(209,237,000)	(3,020,164)	(3,117,492)	(97,328)
Japanese Yen, Expiring 06/15/16	CitiBank	JPY	(4,032,541,500)	(36,156,320)	(35,907,169)	249,151
Japanese Yen, Expiring 06/15/16	J.P. Morgan	JPY	(4,032,541,500)	(36,156,199)	(35,907,168)	249,031
Korean Won, Expiring 06/15/16*	CitiBank	KRW	(129,688,063,001)	(106,014,691)	(113,185,646)	(7,170,955)
Korean Won, Expiring 06/15/16*	J.P. Morgan	KRW	(123,991,844,000)	(101,251,827)	(108,214,252)	(6,962,425)
Mexican Peso, Expiring 06/15/16	CitiBank	MXN	(2,065,724,001)	(114,242,713)	(118,771,821)	(4,529,108)
Mexican Peso, Expiring 06/15/16	J.P. Morgan	MXN	(2,065,724,001)	(114,241,645)	(118,771,820)	(4,530,175)
Malaysian Ringgit, Expiring 06/15/16*	CitiBank	MYR	(3,683,000)	(899,964)	(938,467)	(38,503)
Malaysian Ringgit, Expiring 06/15/16*	J.P. Morgan	MYR	(3,683,000)	(899,962)	(938,466)	(38,504)
Norwegian Krone, Expiring 06/15/16	CitiBank	NOK	(834,773,000)	(97,073,148)	(100,844,509)	(3,771,361)
Norwegian Krone, Expiring 06/15/16	J.P. Morgan	NOK	(834,772,998)	(97,072,857)	(100,844,509)	(3,771,652)
New Zealand Dollar, Expiring 06/15/16	CitiBank	NZD	(181,471,500)	(121,014,353)	(124,952,551)	(3,938,198)
New Zealand Dollar, Expiring 06/15/16	J.P. Morgan	NZD	(181,471,500)	(121,012,900)	(124,952,550)	(3,939,650)
Philippine Peso, Expiring 06/15/16*	CitiBank	PHP	(33,063,000)	(692,591)	(715,201)	(22,610)
Philippine Peso, Expiring 06/15/16*	J.P. Morgan	PHP	(33,063,000)	(692,589)	(715,201)	(22,612)
Poland Zloty, Expiring 06/15/16	CitiBank	PLN	(8,619,000)	(2,178,818)	(2,307,854)	(129,036)
Poland Zloty, Expiring 06/15/16	J.P. Morgan	PLN	(8,619,000)	(2,178,814)	(2,307,854)	(129,040)
Swedish Krona, Expiring 06/15/16	CitiBank	SEK	(777,804,000)	(91,843,718)	(96,067,577)	(4,223,859)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Swedish Krona, Expiring 06/15/16	J.P. Morgan	SEK	(777,803,998)	$(91,837,358)	$(96,067,578)	$(4,230,220)
Singapore Dollar, Expiring 06/15/16	CitiBank	SGD	(45,602,500)	(33,418,496)	(33,818,583)	(400,087)
Singapore Dollar, Expiring 06/15/16	J.P. Morgan	SGD	(45,602,500)	(33,418,985)	(33,818,584)	(399,599)
New Taiwan Dollar, Expiring 06/15/16*	CitiBank	TWD	(77,603,500)	(2,385,389)	(2,413,135)	(27,746)
New Taiwan Dollar, Expiring 06/15/16*	J.P. Morgan	TWD	(74,923,500)	(2,302,156)	(2,329,798)	(27,642)
South African Rand, Expiring 06/15/16	CitiBank	ZAR	(170,780,500)	(10,855,189)	(11,398,818)	(543,629)
South African Rand, Expiring 06/15/16	J.P. Morgan	ZAR	(170,780,500)	(10,868,316)	(11,398,816)	(530,500)

				(2,402,169,439)	(2,486,083,669)	(83,914,230)

				$(16,775,786)	$(39,214,964)	$(22,439,178)

*	Non-deliverable forward (See Note 4).

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at March 31, 2016

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Bank of America	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	43-67 months maturity 08/12/2019	$(264,231)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual short positions and related values within the total return basket swaps as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stock

United States
Herbalife Ltd.	(37,137)	$(2,057,018)	$(229,135)

Net Cash and Other Receivables/ (Payables) (b)			(35,096)

Swaps, at Value			$(264,231)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	49 months maturity 12/21/2016	$15,734,418

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
BHP Billiton plc	202,352	$2,367,265	$(101,251)

Germany
TUI AG	124,606	2,096,740	(169,239)

Ireland
DCC plc	77,537	4,058,859	2,779,359

Luxembourg
Regus plc	319,019	1,433,152	14,852

South Africa
Investec plc	528,243	3,793,383	81,523
Mondi plc	162,674	2,620,526	490,330

			571,853

Switzerland
Coca-Cola HBC AG	40,524	850,417	8,949
Wolseley plc	53,026	3,086,342	(93,073)

			(84,124)

United Kingdom
AA plc	180,128	723,094	(39,416)
AstraZeneca plc	6,048	357,819	(20,148)
Aviva plc	179,849	1,274,954	(100,640)
BAE Systems plc	258,708	1,731,574	155,516
Balfour Beatty plc	37,910	137,678	1,010
Barclays plc	2,105,601	5,498,673	(978,788)
Barratt Developments plc	802,832	4,580,281	1,864,861
Bellway plc	17,947	658,274	16,824
Berkeley Group Holdings plc	111,566	4,431,916	712,268
Booker Group plc	420,534	1,078,455	(38,979)
BP plc	405,678	2,243,335	(213,580)
Britvic plc	108,075	1,126,839	(25,391)
BT Group plc	1,306,304	8,685,126	(436,918)
Close Brothers Group plc	129,951	2,816,695	(466,064)
Direct Line Insurance Group plc	990,401	4,795,583	457,705
Dixons Carphone plc	219,272	1,387,262	(47,206)
DS Smith plc	800,255	3,833,594	848,174
G4S plc	66,430	263,512	(82,240)
GKN plc	644,470	3,257,054	(588,723)
Greene King plc	8,777	100,902	8,816
Halma plc	24,730	246,715	76,533
Hays plc	1,611,014	3,259,079	(462,438)
Howden Joinery Group plc	474,061	3,267,214	(13,378)
Imperial Tobacco Group plc	211,328	9,814,866	1,885,789
Inchcape plc	661,123	5,949,080	907,964
Indivior plc	181,145	454,803	(31,173)
Informa plc	165,793	1,446,794	203,117

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Inmarsat plc	36,756	$533,688	$(15,210)
Intermediate Capital Group plc	525,780	4,243,384	423,121
International Consolidated Airlines Group SA	251,907	2,033,116	(35,500)
ITV plc	122,836	434,162	(9,699)
John Wood Group plc	165,969	1,496,828	(35,267)
Jupiter Fund Management plc	104,608	631,474	(17,837)
Kingfisher plc	1,249,864	6,366,908	374,351
Lloyds Banking Group plc	1,397,084	1,304,965	55,793
Man Group plc	1,287,949	3,038,142	(223,098)
Melrose Industries plc	42,310	643,238	(426,799)
Merlin Entertainments plc	125,189	791,432	40,884
Micro Focus International plc	12,497	242,420	38,963
National Grid plc	17,069	226,052	15,464
Persimmon plc	117,214	2,914,067	588,434
Playtech plc	85,877	1,026,561	42,375
Provident Financial plc	33,168	1,201,306	208,368
Reckitt Benckiser Group plc	20,665	1,686,809	306,468
Rentokil Initial plc	1,496,905	2,836,537	959,402
Rightmove plc	5,187	297,024	16,201
Rio Tinto plc	73,167	2,206,453	(155,531)
Royal Mail plc	133,937	904,773	18,802
Sage Group plc (The)	397,448	2,888,796	694,757
Smith & Nephew plc	155,914	2,520,284	44,931
Spectris plc	7,512	190,990	7,280
Stagecoach Group plc	1,547	7,711	(2,121)
Tate & Lyle plc	101,352	860,748	(20,738)
Taylor Wimpey plc	2,647,268	6,471,184	743,594
Travis Perkins plc	136,363	3,516,710	55,437
UBM plc	75,860	576,738	76,882
Vedanta Resources plc	101,366	464,527	33,348
Vodafone Group plc	2,104,146	7,000,294	(314,037)
William Hill plc	532,885	2,724,250	(231,046)
WPP plc	248,158	4,817,688	958,320

			7,809,787

Total of Long Equity Positions			10,821,237

Short Positions

Common Stocks
Chile
Antofagasta plc	(469,837)	(3,589,574)	432,032

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Ireland
Experian plc	(170,146)	$(2,775,398)	$(261,617)
Shire plc	(8,427)	(453,147)	(27,485)

			(289,102)

Luxembourg
B&M European Value Retail SA	(128,217)	(511,163)	22,723

Netherlands
Royal Dutch Shell plc	(7,381)	(175,593)	(2,628)

Switzerland
Glencore plc	(248,414)	(310,131)	(248,418)

United Kingdom
Aberdeen Asset Management plc	(2,238,088)	(11,398,148)	2,513,908
Admiral Group plc	(527,444)	(10,607,134)	(4,378,148)
Aggreko plc	(290,984)	(6,343,290)	1,849,731
Amec Foster Wheeler plc	(50,340)	(409,863)	85,053
Anglo American plc	(106,945)	(376,303)	(466,883)
ARM Holdings plc	(110,199)	(1,537,410)	(67,230)
Ashtead Group plc	(93,648)	(1,408,990)	249,351
ASOS plc	(61,068)	(2,618,441)	(227,913)
Associated British Foods plc	(17,019)	(802,445)	(14,087)
Auto Trader Group plc	(25,500)	(142,583)	(92)
Babcock International Group plc	(20,563)	(288,477)	8,462
British American Tobacco plc	(115,203)	(5,990,302)	(746,304)
BTG plc	(241,626)	(2,130,532)	(23,200)
Bunzl plc	(21,598)	(568,487)	(58,001)
Burberry Group plc	(419,834)	(9,211,648)	1,003,955
Capita plc	(191,690)	(3,041,778)	179,923
Centrica plc	(1,951,961)	(7,201,038)	824,247
Cobham plc	(101,939)	(372,380)	54,939
Compass Group plc	(3,985)	(68,481)	(1,768)
Croda International plc	(76,770)	(2,589,757)	(753,023)
Daily Mail & General Trust plc	(39,410)	(419,616)	26,404
Diageo plc	(340,676)	(8,892,383)	(293,626)
Drax Group plc	(699,134)	(3,564,742)	836,106
easyJet plc	(8,863)	(200,318)	7,416
Essentra plc	(67,099)	(813,413)	16,785
Eurasian Resources Group	(2,433)	(7,848)	32
GlaxoSmithKline plc	(268,943)	(5,357,045)	(87,238)
Hargreaves Lansdown plc	(664,697)	(9,906,998)	(2,893,852)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Henderson Group plc	(14,903)	$(58,227)	$3,099
HSBC Holdings plc	(316,263)	(2,299,388)	332,559
ICAP plc	(107,238)	(651,009)	(78,369)
IMI plc	(131,144)	(2,440,389)	649,122
InterContinental Hotels Group plc	(85,483)	(2,922,045)	(595,273)
Intertek Group plc	(137,775)	(5,280,507)	(975,134)
J Sainsbury plc	(1,529,049)	(5,825,031)	(234,118)
Johnson Matthey plc	(30,295)	(1,415,181)	224,269
Just Eat plc	(42,177)	(236,841)	8,500
Legal & General Group plc	(195,079)	(721,438)	64,128
Marks & Spencer Group plc	(598,600)	(4,091,175)	602,925
Meggitt plc	(6,803)	(35,078)	(4,581)
Next plc	(12,587)	(1,239,743)	264,986
Ocado Group plc	(368,475)	(1,728,655)	195,942
Old Mutual plc	(1,343,885)	(3,944,790)	232,805
Pearson plc	(121,915)	(1,632,891)	104,984
Pennon Group plc	(85,128)	(1,044,168)	54,146
Petrofac Ltd.	(434,316)	(5,360,736)	(371,090)
Prudential plc	(187,220)	(3,925,881)	442,003
Rolls-Royce Holdings plc	(188,318)	(1,682,374)	(158,118)
Rotork plc	(273,928)	(759,407)	41,258
Royal Bank of Scotland Group plc	(753,170)	(3,073,852)	672,213
RSA Insurance Group plc	(374,338)	(2,394,004)	(157,077)
Schroders plc	(19,923)	(775,303)	9,371
Serco Group plc	(494,153)	(793,205)	66,160
Severn Trent plc	(17,235)	(546,728)	9,839
Sky plc	(39,265)	(617,400)	40,419
Smiths Group plc	(33,135)	(493,705)	(17,243)
Spirax-Sarco Engineering plc	(11,610)	(497,250)	(108,866)
Sports Direct International plc	(655,546)	(6,276,723)	2,720,845
SSE plc	(73,276)	(1,510,342)	(57,786)
St James’s Place plc	(259,007)	(3,380,078)	(25,434)
Standard Chartered plc	(540,947)	(7,869,677)	4,211,247
Standard Life plc	(926,154)	(6,023,819)	1,301,007
Tesco plc	(3,762,871)	(10,990,112)	655,438
Thomas Cook Group plc	(203,889)	(348,738)	77,211
United Utilities Group plc	(76,038)	(1,026,723)	20,202
Weir Group plc (The)	(151,346)	(3,727,599)	1,322,863
Whitbread plc	(1,246)	(71,059)	328

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
WM Morrison Supermarkets plc	(661,077)	$(1,738,533)	$(144,131)

			9,045,596

Total of Short Equity Positions			8,960,203

Total of Long and Short Equity Positions			19,781,440

Net Cash and Other Receivables/ (Payables) (b)			(4,047,022)

Swaps, at Value			$15,734,418

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EUR/USD 1 Week Forward FX Swap rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	24-49 months maturity ranging from 12/21/2016 - 12/22/2016	$12,189,981

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Aeroports de Paris	7,478	$826,169	$97,344
Atos SE	114,687	8,599,997	714,730
AXA SA	61,192	1,596,968	(162,095)
BNP Paribas SA	186,630	9,581,499	(205,098)
Bouygues SA	641	26,374	(318)
Cap Gemini SA	93,635	7,502,020	1,281,357
Christian Dior SE	7,582	1,396,521	(23,609)
Cie Generale des Etablissements Michelin	101,627	8,910,212	1,472,877
CNP Assurances	78,750	1,297,546	(71,203)
Dassault Systemes	5,074	415,373	(13,352)
Eiffage SA	41,100	2,528,373	625,415
Engie	34,101	540,576	(12,228)
Faurecia	31,002	1,167,730	5,975
Havas SA	8,225	68,920	(3,022)
Iliad SA	19,704	4,503,726	558,732
Imerys SA	11,524	770,689	31,922
Ipsen SA	17,698	1,132,072	(117,228)
Lagardere SCA	268,720	7,728,662	(601,008)
Numericable-SFR SAS	11,522	484,567	(672)
Orange SA	364,158	6,299,340	59,920
Orpea	2,094	172,704	1,474
Peugeot SA	815,959	14,565,212	(605,763)
Rexel SA	165,165	3,060,656	(706,269)
Safran SA	27,624	1,938,483	(10,329)
Sanofi	89,192	8,846,195	(1,675,531)
SCOR SE	76,217	2,518,923	168,179
SEB SA	11,764	1,164,276	54,970
Societe BIC SA	19,213	2,009,143	877,710
Societe Generale SA	111,434	4,662,000	(544,291)
Societe Television Francaise 1	131,014	2,022,021	(327,089)
Sodexo SA	237	24,157	1,350
Suez Environnement Co.	247,528	3,654,069	877,258
Teleperformance	16,792	1,390,414	84,484
Thales SA	52,020	3,506,502	1,039,254
Valeo SA	55,195	4,393,777	4,188,965
Vallourec SA	118,717	917,445	(145,146)
Veolia Environnement SA	56,250	1,341,765	12,107
Vinci SA	28,645	1,882,917	243,232

			7,173,004

Luxembourg
SES SA	33,156	1,136,208	(166,234)

Portugal
Galp Energia SGPS SA	226,713	2,743,596	103,210
NOS SGPS SA	64,253	507,273	(79,337)
Sonae SGPS SA	331,219	392,693	5,979

			29,852

Total of Long Equity Positions			7,036,622

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
France
Accor SA	(141,300)	$(5,486,504)	$(490,702)
Air France-KLM	(93,017)	(807,663)	(76,166)
Air Liquide SA	(24,693)	(2,673,150)	(97,180)
Airbus Group SE	(1,480)	(113,414)	15,353
Alstom SA	(46,945)	(1,291,578)	93,512
Arkema SA	(28,671)	(2,112,544)	(35,418)
Bollore SA	(579)	10	(2,233)
Bollore SA	(355,826)	(1,987,685)	608,267
Bureau Veritas SA	(144,631)	(3,214,511)	(1,129)
Carrefour SA	(107,232)	(3,367,764)	421,762
Casino Guichard Perrachon SA	(8,539)	(491,426)	2,730
Cie de Saint-Gobain	(34,378)	(1,310,435)	(199,592)
Credit Agricole SA	(53,402)	(554,056)	(23,426)
Danone SA	(3,097)	(220,205)	466
Edenred	(320,053)	(6,874,009)	669,139
Electricite de France SA	(455,214)	(8,206,132)	3,109,693
Essilor International SA	(26,624)	(3,010,947)	(269,550)
Eutelsat Communications SA	(33,221)	(823,919)	(247,501)
Groupe Eurotunnel SE	(11,975)	(133,917)	(150)
Hermes International	(8,640)	(3,154,225)	116,212
Ingenico Group	(464)	(49,348)	(3,841)
JCDecaux SA	(43,143)	(1,726,036)	(162,210)
Kering	(48,105)	(8,571,702)	(17,104)
Legrand SA	(21,389)	(1,044,542)	(150,976)
L’Oreal SA	(27,227)	(4,811,314)	(59,226)
LVMH Moet Hennessy Louis Vuitton SE	(2,752)	(465,039)	(5,213)
Natixis SA	(61,373)	(311,059)	9,338
Pernod Ricard SA	(46,082)	(5,020,176)	(111,178)
Plastic Omnium SA	(25,754)	(777,222)	(107,288)
Publicis Groupe SA	(30,086)	(2,017,632)	(92,030)
Remy Cointreau SA	(68,959)	(4,742,820)	(486,852)
Renault SA	(6,330)	(704,766)	75,706
Schneider Electric SE	(41,767)	(2,926,461)	294,284
Technip SA	(160,602)	(8,891,292)	(9,144)
TOTAL SA	(41,073)	(1,974,662)	105,785
Vivendi SA	(31,614)	(682,590)	20,057
Zodiac Aerospace	(246,350)	(6,538,878)	1,619,054

			4,513,249

Luxembourg
Eurofins Scientific SE	(1,068)	(398,803)	7,786

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Portugal
Banco Comercial Portugues SA	(38,913,801)	$(2,113,055)	$534,561
EDP - Energias de Portugal SA	(818,569)	(3,076,576)	170,295
Jeronimo Martins SGPS SA	(138,756)	(1,928,297)	(339,943)

			364,913

Total of Short Equity Positions			4,885,948

Total of Long and Short Equity Positions			11,922,570

Net Cash and Other Receivables/ (Payables) (b)			267,411

Swaps, at Value			$12,189,981

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays or receives the AUD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	37 months maturity 10/19/2016	$20,872

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Australia
Asciano Ltd.	4,339,952	$29,940,305	$(118,320)
Recall Holdings Ltd.	893,698	4,917,462	215,788

			97,468

Total of Long Equity Positions			97,468

Net Cash and Other Receivables/ (Payables) (b)			(76,596)

Swaps, at Value			$20,872

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	49 months maturity 12/21/2016	$4,073,822

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
United Kingdom
Cable & Wireless Communications plc	4,057,866	$4,392,733	$83,780
Home Retail Group plc	1,060,447	2,534,533	(11,086)
London Stock Exchange Group plc	72,246	2,690,963	227,432
Rexam plc	3,345,398	28,692,500	1,717,452
SABMiller plc	552,919	31,698,981	2,072,132

			4,089,710

Total of Long Equity Positions			4,089,710

Short Positions

Common Stocks
Netherlands
Royal Dutch Shell plc	(16,517)	(306,704)	(95,234)

United Kingdom
J Sainsbury plc	(340,403)	(1,300,652)	(48,260)

Total of Short Equity Positions			(143,494)

Total of Long and Short Equity Positions			3,946,216

Net Cash and Other Receivables/ (Payables) (b)			127,606

Swaps, at Value			$4,073,822

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE ($)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	25 months maturity 11/22/2016	$(535,913)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
United States
National Penn Bancshares, Inc.	27,130	$325,422	$(36,758)

Short Positions

Common Stocks
United Kingdom
Liberty Global plc	(46,605)	(1,843,665)	93,181
Liberty Global plc	(23,534)	(968,425)	62,366

			155,547

United States
Ball Corp.	(130,400)	(8,962,147)	(334,069)
BB&T Corp.	(5,908)	(215,023)	18,464
Diebold, Inc.	(32,032)	(808,961)	(117,084)
Iron Mountain, Inc.	(129,663)	(4,014,359)	(382,514)

			(815,203)

Total of Short Equity Positions			(659,656)

Total of Long and Short Equity Positions			(696,414)

Net Cash and Other Receivables/ (Payables) (b)			160,501

Swaps, at Value			$(535,913)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays or receives the CHF/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	12 months maturity 09/05/2016	$(209,267)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Switzerland
Syngenta AG	34,976	$14,713,183	$(208,748)

Net Cash and Other Receivables/ (Payables) (b)			(519)

Swaps, at Value			$(209,267)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Deutsche Bank	The Fund receives the total return on a portfolio of long and short positions and pays or receives the EUR/USD 1 Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	12-13 months maturity ranging from 04/26/2016 - 03/21/2017	$161,375

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Finland
Nokia OYJ	11,551	$84,710	$(16,501)

Germany
Wincor Nixdorf AG	73,807	3,944,676	149,592

Italy
Enel Green Power SpA	1,223,737	2,612,507	14,947

Total of Long Equity Positions			148,038

Short Positions

Common Stocks
Italy
Enel SpA	(594,737)	(2,646,984)	10,383

Total of Long and Short Equity Positions			158,421

Net Cash and Other Receivables/ (Payables) (b)			2,954

Swaps, at Value			$161,375

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Hong Kong Interbank Offered Rate plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	59-60 months maturity 12/21/2020	$(2,203,417)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
China
Agricultural Bank of China Ltd.	1,404,000	$508,361	$(3,258)
Air China Ltd.	3,008,000	1,934,684	200,000
ANTA Sports Products Ltd.	1,323,000	3,404,343	(491,832)
AviChina Industry & Technology Co. Ltd.	1,391,000	934,277	111,701
Beijing Capital International Airport Co. Ltd.	1,276,000	1,186,786	175,991
Belle International Holdings Ltd.	935,000	634,053	(92,048)
China Cinda Asset Management Co. Ltd.	4,079,000	1,265,643	165,985
China Communications Services Corp. Ltd.	1,208,000	457,922	93,675
China Everbright Bank Co. Ltd.	135,000	61,578	4,049
China Galaxy Securities Co. Ltd.	1,724,500	1,252,008	427,572
China International Marine Containers Group Co. Ltd.	124,100	197,345	(2,529)
China Longyuan Power Group Corp. Ltd.	1,754,000	1,097,933	200,095
China Medical System Holdings Ltd.	446,000	536,761	82,287
China Mengniu Dairy Co. Ltd.	1,374,000	1,920,527	267,659
China Petroleum & Chemical Corp.	1,210,000	632,432	153,586
China Shenhua Energy Co. Ltd.	1,425,500	2,065,432	177,430
China Southern Airlines Co. Ltd.	946,000	579,112	16,537

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
Chongqing Rural Commercial Bank Co. Ltd.	738,000	$360,799	$29,885
CNOOC Ltd.	1,009,000	935,695	241,854
CSPC Pharmaceutical Group Ltd.	1,558,000	1,467,179	(56,947)
Dongfeng Motor Group Co. Ltd.	2,472,000	3,004,573	86,896
ENN Energy Holdings Ltd.	62,000	275,315	65,448
Geely Automobile Holdings Ltd.	8,485,000	3,722,967	485,429
Great Wall Motor Co. Ltd.	2,411,500	1,908,025	50,247
Hengan International Group Co. Ltd.	2,500	21,137	637
Huadian Power International Corp. Ltd.	1,342,000	783,306	72,974
Jiangxi Copper Co. Ltd.	515,000	525,281	91,843
Kingsoft Corp. Ltd.	37,000	72,402	14,443
People’s Insurance Co. Group of China Ltd. (The)	5,121,000	2,050,261	124,253
Sinopec Engineering Group Co. Ltd.	308,500	249,928	(273)
Sinopec Shanghai Petrochemical Co. Ltd.	6,453,000	2,414,444	861,200
Sinopharm Group Co. Ltd.	466,800	1,703,318	406,268
Tencent Holdings Ltd.	90,400	1,671,958	176,213
TravelSky Technology Ltd.	197,000	287,840	35,129
Weichai Power Co. Ltd.	1,251,000	1,210,597	190,847

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
Zhuzhou CRRC Times Electric Co. Ltd.	517,000	$2,349,784	$671,778
ZTE Corp. (3)	11,000	19,256	1,227

			5,036,251

Hong Kong
Beijing Enterprises Holdings Ltd.	44,500	228,305	15,386
China Agri-Industries Holdings Ltd.	903,000	241,907	37,108
China Mobile Ltd.	25,775	267,380	18,077
China Power International Development Ltd.	2,267,000	1,106,559	67,752
China Resources Cement Holdings Ltd.	1,214,000	300,803	70,800
China Resources Power Holdings Co. Ltd.	442,000	775,671	50,623
China Taiping Insurance Holdings Co. Ltd.	223,800	463,235	29,673
CITIC Ltd.	610,000	891,428	36,677
Guangdong Investment Ltd.	1,342,000	1,643,260	53,653
Sino Biopharmaceutical Ltd.	4,775,999	3,402,726	180,474

			560,223

Total of Long Equity Positions			5,596,474

Short Positions

Common Stocks
China
AAC Technologies Holdings, Inc.	(374,094)	(2,205,429)	(654,894)
Aluminum Corp. of China Ltd.	(660,000)	(189,016)	(21,093)
Anhui Conch Cement Co. Ltd.	(487,500)	(1,064,201)	(243,940)
BBMG Corp.	(681,000)	(367,302)	(159,645)
Byd Co. Ltd.	(681,500)	(3,154,453)	(768,106)
CGN Power Co. Ltd.	(13,353,000)	(4,138,280)	(386,512)
China Merchants Bank Co. Ltd.	(1,107,000)	(2,179,739)	(149,962)
China Minsheng Banking Corp. Ltd.	(2,247,000)	(1,957,996)	(141,142)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
China National Building Material Co. Ltd.	(1,512,000)	$(626,773)	$(75,085)
China Oilfield Services Ltd.	(5,764,000)	(3,926,523)	(589,543)
China Pacific Insurance Group Co. Ltd.	(633,400)	(2,143,160)	(235,546)
China Railway Group Ltd.	(802,000)	(489,091)	(120,188)
China Shipping Container Lines Co. Ltd.	(2,889,000)	(608,281)	(52,096)
CITIC Securities Co. Ltd.	(744,500)	(1,416,182)	(330,447)
CRRC Corp. Ltd.	(3,393,000)	(3,139,774)	(277,974)
Datang International Power Generation Co. Ltd.	(2,164,000)	(588,256)	(79,100)
Fosun International Ltd.	(300,500)	(403,538)	(24,602)
GF Securities Co. Ltd.	(1,067,400)	(2,147,907)	(453,588)
Haitong Securities Co. Ltd.	(20,400)	(30,349)	(4,527)
Huaneng Power International, Inc.	(672,000)	(545,642)	(56,892)
Huaneng Renewables Corp. Ltd.	(2,784,000)	(645,890)	(219,419)
Huatai Securities Co. Ltd.	(979,600)	(1,800,840)	(526,707)
Jiangsu Expressway Co. Ltd.	(270,000)	(315,006)	(48,597)
Lenovo Group Ltd.	(2,522,000)	(2,111,120)	145,535
New China Life Insurance Co. Ltd.	(273,100)	(947,647)	(17,616)
PetroChina Co. Ltd.	(32,000)	(18,081)	(3,098)
Ping An Insurance Group Co. of China Ltd.	(666,500)	(2,977,807)	(220,578)
Shandong Weigao Group Medical Polymer Co. Ltd.	(188,000)	(125,811)	5,913
Shanghai Fosun Pharmaceutical Group Co. Ltd.	(523,000)	(1,265,350)	(175,911)
Shenzhou International Group Holdings Ltd.	(45,000)	(223,948)	(21,190)
Sinotrans Ltd.	(2,144,000)	(971,839)	32,845
Tingyi Cayman Islands Holding Corp.	(2,456,000)	(2,859,654)	115,551

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
Want Want China Holdings Ltd.	(3,040,000)	$(1,878,351)	$(375,835)
Zijin Mining Group Co. Ltd.	(6,596,000)	(1,582,747)	(447,366)

			(6,581,355)

Hong Kong
Beijing Enterprises Water Group Ltd.	(3,578,000)	(2,019,414)	(225,500)
Brilliance China Automotive Holdings Ltd.	(4,294,000)	(4,266,208)	(182,927)
China Gas Holdings Ltd.	(2,620,000)	(3,390,611)	(476,457)
China Resources Beer Holdings Co. Ltd.	(110,000)	(186,359)	(18,532)
China Resources Gas Group Ltd.	(456,000)	(1,148,469)	(153,881)
China State Construction International Holdings Ltd.	(350,000)	(542,265)	20,279
China Unicom Hong Kong Ltd.	(338,000)	(370,774)	(74,380)
COSCO Pacific Ltd.	(230,000)	(252,412)	(49,097)

			(1,160,495)

Total of Short Equity Positions			(7,741,850)

Total of Long and Short Equity Positions			(2,145,376)

Net Cash and Other Receivables/ (Payables) (b)			(58,041)

Swaps, at Value			$(2,203,417)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

(3)	Level 3 security (See Note 5).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Warsaw Interbank Offered Rate plus or minus a specified spread, which is denominated in PLN based on the local currencies of the positions within the swaps.	59-60 months maturity 12/21/2020	$(389,531)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Poland
Energa SA	141,285	$451,485	$44,099
Eurocash SA	79,992	1,133,923	8,546
PGE Polska Grupa Energetyczna SA	644,962	2,200,346	211,231
Polskie Gornictwo Naftowe i Gazownictwo SA	616,834	784,266	93,829

			357,705

Total of Long Equity Positions			357,705

Short Positions

Common Stocks
Poland
Bank Pekao SA	(44,307)	(1,637,702)	(315,714)
Bank Zachodni WBK SA	(11,385)	(810,368)	(124,403)
Mbank SA	(8,525)	(691,579)	(83,438)
Orange Polska SA	(21,729)	(37,462)	(1,738)
Polski Koncern Naftowy Orlen SA	(5,923)	(102,869)	(14,295)
Powszechna Kasa Oszczednosci Bank Polski SA	(207,740)	(1,341,522)	(203,657)

			(743,245)

Total of Short Equity Positions			(743,245)

REFERENCE ENTITY	NET UNREALIZED APPRECIATION (DEPRECIATION)
Total of Long and Short Equity Positions	$(385,540)

Net Cash and Other Receivables/ (Payables) (b)	(3,991)

Swaps, at Value	$(389,531)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	12-60 months maturity ranging from 04/26/2016 - 12/22/2020	$1,743,170

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Brazil
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	275,800	$721,148	$452,420
BRF SA	280,720	3,336,288	674,277
Centrais Eletricas Brasileiras SA	159,200	386,264	78,189
CETIP SA - Mercados Organizados	14,200	137,323	21,041
Cia Energetica de Minas Gerais	464,261	510,687	538,543
Cielo SA	108,000	874,533	173,733
EDP - Energias do Brasil SA	190,700	521,745	140,678
Equatorial Energia SA	99,400	917,939	212,169
Fibria Celulose SA	40,226	434,441	(93,324)
Itau Unibanco Holding SA	103,013	607,612	277,270
Itausa - Investimentos Itau SA	201,100	315,727	137,295
JBS SA	1,383,693	3,589,236	620,740
Odontoprev SA	112,500	269,788	87,518
Porto Seguro SA	95,600	613,811	108,842
Qualicorp SA	195,300	614,507	194,796
TOTVS SA	57,300	442,557	(15,793)

			3,608,394

China
Bank of China Ltd.	3,599,000	1,410,092	84,092
Bank of Communications Co. Ltd.	2,008,000	1,222,471	98,733
China CITIC Bank Corp. Ltd.	2,815,000	1,604,177	121,273

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
China Communications Construction Co. Ltd.	1,282,000	$1,036,732	$497,999
China Construction Bank Corp.	3,632,000	2,213,499	111,543
China Telecom Corp. Ltd.	1,918,000	862,997	152,437
GOME Electrical Appliances Holding Ltd.	18,743,000	2,609,072	97,841
Industrial & Commercial Bank of China Ltd.	1,232,000	641,057	49,078
PICC Property & Casualty Co. Ltd.	1,744,000	2,975,721	235,451
Semiconductor Manufacturing International Corp.	21,641,000	1,966,930	(44,729)
Zhejiang Expressway Co. Ltd.	1,116,000	1,112,900	84,677

			1,488,395

Indonesia
AKR Corporindo Tbk. PT	444,200	254,906	(22,224)
Bank Negara Indonesia Persero Tbk. PT	605,600	216,753	20,660
Indofood Sukses Makmur Tbk. PT	1,202,600	495,316	159,874
Telekomunikasi Indonesia Persero Tbk. PT	1,951,800	433,186	58,792
United Tractors Tbk. PT	1,347,100	1,595,678	(41,801)

			175,301

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Korea, Republic of
Amorepacific Corp.	3,777	$1,189,067	$88,204
BGF retail Co. Ltd.	2,673	422,957	(39,614)
CJ CheilJedang Corp.	4,093	1,232,229	12,814
CJ Corp.	3,362	686,780	(111,947)
CJ E&M Corp.	3,962	249,818	(28,613)
Daewoo International Corp.	30,904	377,615	206,389
Daewoo Securities Co. Ltd.	268,420	1,706,869	234,921
DGB Financial Group, Inc.	14,313	109,111	2,300
Dongbu Insurance Co. Ltd.	51,776	2,951,907	491,624
GS Retail Co. Ltd.	838	33,577	990
Hana Financial Group, Inc.	16,134	281,170	68,886
Hanmi Science Co. Ltd.	1,628	222,513	(10,665)
Hanwha Chemical Corp.	11,247	234,835	10,889
Hanwha Corp.	122,614	3,435,693	372,226
Hanwha Life Insurance Co. Ltd.	212,786	1,183,707	63,442
Hyosung Corp.	2,389	216,573	84,102
Hyundai Department Store Co. Ltd.	4,748	505,717	65,488
Hyundai Development Co-Engineering & Construction	40,228	1,356,415	261,202
Hyundai Engineering & Construction Co. Ltd.	15,971	406,711	182,310
Hyundai Marine & Fire Insurance Co. Ltd.	49,798	1,325,436	121,023
Hyundai Mobis Co. Ltd.	9,431	1,904,232	150,573
Hyundai Wia Corp.	12,365	1,141,322	(5,298)
KB Financial Group, Inc.	25,010	612,687	81,771
Kia Motors Corp.	73,971	3,000,741	123,870
Korea Aerospace Industries Ltd.	4,079	224,557	7,925
Korea Electric Power Corp.	45,027	1,892,516	466,244
Korean Air Lines Co. Ltd.	78,487	1,617,091	508,596
KT Corp.	15,906	355,898	57,320
LG Chem Ltd.	4,666	1,151,942	187,158
LG Corp.	14,373	846,795	14,279
LG Display Co. Ltd.	52,863	999,840	223,995
LG Household & Health Care Ltd.	706	504,787	78,974

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Korea, Republic of (continued)
LG Uplus Corp.	62,563	$510,958	$93,675
Lotte Chemical Corp.	14,368	2,942,515	1,354,527
LS Industrial Systems Co. Ltd.	9,707	317,661	87,098
NCSoft Corp.	21,003	3,808,027	851,803
Orion Corp.	978	860,808	(78,511)
Samsung Card Co. Ltd.	6,679	159,352	60,617
Samsung Electronics Co. Ltd.	2,756	2,571,116	591,689
Samsung Securities Co. Ltd.	18,623	561,729	89,179
Shinsegae Co. Ltd.	8,856	1,634,864	(61,563)
Shinhan Financial Group Co. Ltd.	12,255	390,187	41,187
SK Hynix, Inc.	106,189	2,345,365	268,761
SK Innovation Co. Ltd.	27,703	3,042,741	1,132,516
SK Networks Co. Ltd.	213,627	940,671	254,655
SK Telecom Co. Ltd.	12,103	2,091,961	101,214
S-Oil Corp.	45,534	2,972,652	931,774
Woori Bank	37,913	257,894	55,639
Yuhan Corp.	2,971	748,211	(19,562)

			9,726,076

Malaysia
AirAsia Bhd.	1,548,500	484,459	241,984
Petronas Dagangan Bhd.	6,900	43,072	(466)

			241,518

Mexico
Alfa SAB de CV	158,800	284,921	33,926

Poland
KGHM Polska Miedz SA	38,418	561,119	220,862

South Africa
Gold Fields Ltd.	215,072	808,444	38,940

Taiwan
Casetek Holdings Ltd.	109,000	546,281	45,815
China Airlines Ltd.	3,184,000	1,057,381	79,348
China Life Insurance Co. Ltd.	1,124,000	784,895	80,232
Compal Electronics, Inc.	194,000	101,404	20,325
Eva Airways Corp.	2,019,000	1,070,385	58,285
Feng TAY Enterprise Co. Ltd.	270,060	1,389,711	45,075
Foxconn Technology Co. Ltd.	184,770	323,033	91,463

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Taiwan (continued)
Fubon Financial Holding Co. Ltd.	1,756,297	$1,927,173	$309,814
Hon Hai Precision Industry Co. Ltd.	297,000	685,287	96,494
HTC Corp.	52,000	112,596	36,115
Innolux Corp.	7,337,000	2,069,438	492,452
Inotera Memories, Inc.	2,764,842	2,326,338	175,861
Kinsus Interconnect Technology Corp.	164,000	329,696	34,492
Largan Precision Co. Ltd.	18,000	1,082,948	312,216
Nan Ya Plastics Corp.	37,000	65,145	12,621
Pegatron Corp.	786,000	1,519,327	310,479
Pou Chen Corp.	165,000	203,868	6,275
Powertech Technology, Inc.	868,000	1,752,982	214,167
Taiwan Fertilizer Co. Ltd.	104,000	130,062	27,292
Taiwan Semiconductor Manufacturing Co. Ltd.	1,136	25,418	4,345
Uni-President Enterprises Corp.	90,000	154,112	3,934
Zhen Ding Technology Holding Ltd.	730,000	1,454,951	178,184

			2,635,284

Total of Long Common Stocks			18,168,696

Preferred Stocks
Brazil
Braskem SA	238,700	1,440,852	101,953
Cia Energetica de Sao Paulo	252,100	726,129	384,453
Gerdau SA	384,372	381,760	320,567
Suzano Papel e Celulose SA	502,200	1,910,563	(136,770)

			670,203

Total of Long Equity Positions			18,838,899

Rights
Taiwan
Fubon Financial Holding Co. Ltd. (3)	77,229	—	—

Total of Long Equity Positions and Rights			18,838,899

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Brazil
Banco Bradesco SA	(11,185)	$(58,457)	$(24,871)
Banco do Brasil SA	(31,600)	(105,269)	(66,280)
BB Seguridade Participacoes SA	(194,200)	(1,101,887)	(496,801)
CCR SA	(174,100)	(497,160)	(181,683)
Cia de Saneamento Basico do Estado de Sao Paulo	(203,271)	(941,145)	(400,444)
Cosan SA Industria e Comercio	(117,800)	(709,468)	(318,598)
EcoRodovias Infraestrutura e Logistica SA	(424,000)	(407,477)	(297,686)
Embraer SA	(12,135)	(347,913)	28,034
Kroton Educacional SA	(46,300)	(95,471)	(52,354)
Telefonica Brasil SA	(257,303)	(2,254,213)	(959,501)
Tim Participacoes SA	(326,898)	(2,466,552)	(1,148,940)

			(3,919,124)

Chile
Banco Santander Chile	(65,667)	(1,056,582)	(214,074)
Sociedad Quimica y Minera de Chile SA	(122,726)	(2,022,975)	(499,044)

			(713,118)

Korea, Republic of
BNK Financial Group, Inc.	(86,681)	(591,930)	(143,201)
Cheil Worldwide, Inc.	(3,344)	(56,634)	6,879
Daelim Industrial Co. Ltd.	(1,587)	(104,209)	(22,002)
Daewoo Engineering & Construction Co. Ltd.	(361,151)	(1,550,681)	(432,313)
Dongsuh Cos., Inc.	(7,167)	(177,185)	(24,447)
Doosan Corp.	(13,689)	(814,492)	(244,428)
Doosan Heavy Industries & Construction Co. Ltd.	(21,432)	(258,759)	(146,477)
E-MART, Inc.	(17,240)	(2,454,584)	(192,863)
GS Engineering & Construction Corp.	(100,518)	(1,936,868)	(466,097)
GS Holdings Corp.	(33,153)	(1,311,595)	(401,436)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Korea, Republic of (continued)
Hankook Tire Co. Ltd.	(11,481)	$(441,868)	$(104,239)
Hotel Shilla Co. Ltd.	(31,581)	(1,735,269)	(103,240)
Hyundai Glovis Co. Ltd.	(25,837)	(4,152,148)	(111,690)
Hyundai Heavy Industries Co. Ltd.	(59,729)	(4,405,895)	(1,161,747)
Hyundai Motor Co.	(32,075)	(3,661,108)	(619,510)
Hyundai Steel Co.	(13,332)	(508,018)	(139,780)
Industrial Bank of Korea	(240,355)	(2,217,330)	(357,423)
Kangwon Land, Inc.	(15,547)	(484,962)	(70,814)
KCC Corp.	(4,404)	(1,448,159)	(153,067)
Korea Investment Holdings Co. Ltd.	(749)	(26,975)	(1,836)
Korea Zinc Co. Ltd.	(513)	(186,023)	(30,173)
Kumho Petrochemical Co. Ltd.	(802)	(36,855)	(4,062)
LG Electronics, Inc.	(7,940)	(401,999)	(26,041)
LG Innotek Co. Ltd.	(853)	(60,527)	1,369
Lotte Shopping Co.	(11,862)	(2,261,318)	(343,877)
NAVER Corp.	(1,285)	(709,535)	(6,557)
Ottogi Corp.	(358)	(355,208)	70,910
NH Investment & Securities Co. Ltd.	(153,590)	(1,181,416)	(153,371)
POSCO	(10,079)	(1,341,486)	(581,165)
Samsung C&T Corp	(43,664)	(4,955,788)	(495,569)
Samsung Electro-Mechanics Co. Ltd.	(10,534)	(497,817)	(43,933)
Samsung Fire & Marine Insurance Co. Ltd.	(1,083)	(279,657)	(46)
Samsung Heavy Industries Co. Ltd.	(203,772)	(1,677,773)	(295,712)
Samsung Life Insurance Co. Ltd.	(20,038)	(1,754,775)	(306,648)
Samsung SDI Co. Ltd.	(32,770)	(2,957,240)	120,084
Samsung SDS Co. Ltd.	(15,555)	(3,156,491)	775,180

			(6,209,342)

Mexico
America Movil SAB de CV	(145,011)	(1,859,424)	(392,596)
Grupo Aeroportuario del Sureste SAB de CV	(836)	(103,781)	(21,761)
Grupo Financiero Santander Mexico SAB de CV	(347,101)	(2,551,192)	(583,130)

			(997,487)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Poland
Powszechny Zaklad Ubezpieczen SA	(15,828)	$(140,746)	$(9,885)
Tauron Polska Energia SA	(45,009)	(32,635)	(3,619)

			(13,504)

South Africa
Anglogold Ashanti Ltd.	(151,045)	(1,123,775)	(944,031)

Taiwan
Advanced Semiconductor Engineering, Inc.	(1,852,000)	(1,947,039)	(198,175)
Asia Cement Corp.	(36,000)	(27,933)	(4,960)
AU Optronics Corp.	(3,999,000)	(1,062,524)	(135,340)
Chang Hwa Commercial Bank Ltd.	(921,130)	(417,012)	(55,229)
Cheng Shin Rubber Industry Co. Ltd.	(269,000)	(409,077)	(131,612)
China Development Financial Holding Corp.	(928,000)	(201,994)	(45,936)
China Steel Corp.	(875,000)	(454,765)	(153,747)
Delta Electronics Inc.	(286,000)	(1,230,506)	(30,264)
E.Sun Financial Holding Co. Ltd.	(917,435)	(449,495)	(63,545)
Formosa Chemicals & Fibre Corp.	(799,000)	(1,689,621)	(300,987)
Formosa Petrochemical Corp.	(218,000)	(511,646)	(114,731)
Formosa Plastics Corp.	(488,000)	(1,099,028)	(111,010)
Hotai Motor Co. Ltd.	(131,000)	(1,310,846)	(129,524)
MediaTek, Inc.	(338,000)	(2,063,738)	(529,017)
President Chain Store Corp.	(16,000)	(103,838)	(12,686)
Quanta Computer, Inc.	(2,309,000)	(3,508,808)	(520,891)
Radiant Opto-Electronics Corp.	(287,000)	(554,660)	(1,576)
Ruentex Industries Ltd.	(29,000)	(47,418)	(352)
Shin Kong Financial Holding Co. Ltd.	(2,607,000)	(485,924)	(37,419)
SinoPac Financial Holdings Co. Ltd.	(641,135)	(159,258)	(38,947)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Taiwan (continued)
Taishin Financial Holding Co. Ltd.	(3,665,000)	$(1,127,765)	$(163,751)
Taiwan Cement Corp.	(455,000)	(365,814)	(79,399)
Wistron Corp.	(1,007,000)	(488,878)	(133,061)

			(2,992,159)

Total of Short Common Stocks			(15,788,765)

Preferred Stocks
Brazil
Petroleo Brasileiro SA	(140,100)	(168,728)	(152,333)
Vale SA	(1,010,801)	(1,791,360)	(1,413,382)

			(1,565,715)

Total of Short Equity Positions			(17,354,480)

Total of Long and Short Equity Positions and Rights			1,484,419

Net Cash and Other Receivables/ (Payables) (b)			258,751

Swaps, at Value			$1,743,170

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets
(3)	Level 3 security (See Note 5).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Rand Overnight Deposit Rate plus or minus a specified spread, which is denominated in ZAR based on the local currencies of the positions within the swaps.	1-60 months maturity ranging from 04/25/2016 - 12/24/2020	$(2,970,604)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Malta
Brait SE	102,940	$1,104,201	$59,305

South Africa
Aspen Pharmacare Holdings Ltd.	17,861	320,346	66,403
Barclays Africa Group Ltd.	7,788	67,637	11,033
Barloworld Ltd.	108,714	503,417	50,795
Bidvest Group Ltd. (The)	7,968	195,679	5,402
FirstRand Ltd.	77,560	207,232	46,050
Foschini Group Ltd. (The)	92,513	738,420	146,623
Imperial Holdings Ltd.	9,713	82,272	16,688
Investec Ltd.	176,445	1,226,656	85,473
Kumba Iron Ore Ltd.	29,486	74,830	83,566
Mondi Ltd.	93,887	1,784,744	21,925
Mr Price Group Ltd.	7,966	88,064	7,566
Netcare Ltd.	416,014	900,145	116,412
PSG Group Ltd.	56,481	710,504	55,678
Rand Merchant Investment Holdings Ltd.	11,454	27,602	4,631
RMB Holdings Ltd.	390,091	1,378,733	236,580
Telkom SA SOC Ltd.	202,962	793,725	(3,401)
Truworths International Ltd.	108,745	703,195	19,163
Vodacom Group Ltd.	1,872	18,715	1,618
Woolworths Holdings Ltd.	169,543	1,030,003	(1,582)

			970,623

Total of Long Equity Positions			1,029,928

Short Positions

Common Stocks
South Africa
Anglo American Platinum Ltd.	(18,526)	(236,656)	(216,399)
Coronation Fund Managers Ltd.	(381,114)	(1,425,918)	(465,216)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
South Africa (continued)
Discovery Ltd.	(146,982)	$(1,139,729)	$(68,575)
Impala Platinum Holdings Ltd.	(1,345,676)	(2,483,315)	(1,788,869)
Life Healthcare Group Holdings Ltd.	(174,011)	(413,457)	(6,548)
Massmart Holdings Ltd.	(84,745)	(540,109)	(186,116)
Mediclinic International plc	(37,571)	(486,331)	3,428
MTN Group Ltd.	(17,378)	(140,667)	(18,035)
Naspers Ltd.	(1,411)	(181,266)	(15,427)
Nedbank Group Ltd.	(11,212)	(128,886)	(18,241)
Pioneer Foods Group Ltd.	(53,371)	(482,364)	(20,321)
Sanlam Ltd.	(757,086)	(2,838,163)	(669,399)
Shoprite Holdings Ltd.	(66,851)	(656,277)	(128,417)
SPAR Group Ltd. (The)	(25,181)	(287,820)	(51,430)
Tiger Brands Ltd.	(65,581)	(1,235,314)	(207,205)
Tsogo Sun Holdings Ltd.	(54,922)	(83,869)	(3,913)

			(3,860,683)

Total of Short Equity Positions			(3,860,683)

Total of Long and Short Equity Positions			(2,830,755)

Net Cash and Other Receivables/ (Payables) (b)			(139,849)

Swaps, at Value			$(2,970,604)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Mexico Equilibrium Interbank Interest Rate plus or minus a specified spread, which is denominated in MXN based on the local currencies of the positions within the swaps.	59-60 months 12/22/2020	$(636)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Mexico
Arca Continental SAB de CV	95,700	$568,474	$93,062
El Puerto de Liverpool SAB de CV	11,500	131,719	4,241
Gruma SAB de CV	243,000	3,552,020	297,662
Grupo Lala SAB de CV	214,500	517,828	66,682
Grupo Mexico SAB de CV	709,100	1,413,713	295,713
Kimberly-Clark de Mexico SAB de CV	181,600	422,864	14,078
OHL Mexico SAB de CV	131,700	130,557	77,849
Promotora y Operadora de Infraestructura SAB de CV	4,000	48,216	4,969

			854,256

Total of Long Equity Positions			854,256

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Mexico
Coca-Cola Femsa SAB de CV	(92,800)	$(653,246)	$(117,852)
Grupo Bimbo SAB de CV	(32,100)	(96,718)	1,833
Grupo Financiero Banorte SAB de CV	(490,400)	(2,446,618)	(318,866)
Grupo Financiero Inbursa SAB de CV	(922,500)	(1,524,299)	(317,268)
Industrias Penoles SAB de CV	(55,615)	(535,638)	(163,623)

			(915,776)

Total of Short Equity Positions			(915,776)

Total of Long and Short Equity Positions and Rights			(61,520)

Net Cash and Other Receivables/ (Payables) (b)			60,884

Swaps, at Value			$(636)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	12-60 months maturity ranging from 04/25/2016 - 12/22/2020	$(140,429)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
United States
NuVasive, Inc.	(40,170)	$(1,813,676)	$(140,595)

Net Cash and Other Receivables/ (Payables) (b)			166

Swaps, at Value			$(140,429)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	58-61 months maturity 01/14/2021	$(127,678)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Belgium
Ageas	108,894	$4,686,468	$(376,842)
bpost SA	137,771	3,297,374	526,040
KBC Groep NV	80,264	4,681,401	(547,988)
Proximus	141,731	4,663,732	172,762
Umicore SA	7,201	278,513	78,945

			(147,083)

Finland
Amer Sports OYJ	28,242	782,322	37,530
Huhtamaki OYJ	7,895	286,717	6,006
Kesko OYJ	105,054	4,096,254	539,346
Metso OYJ	35,579	742,338	105,574
Neste OYJ	55,804	1,779,317	54,520
Orion OYJ	48,896	1,573,979	40,047
Outokumpu OYJ	348,769	1,000,239	356,039
Sampo OYJ	8,073	399,905	(17,532)
Stora Enso OYJ	101,902	855,936	54,519
UPM-Kymmene OYJ	190,402	3,179,285	263,106

			1,439,155

Germany
adidas AG	11,552	1,282,899	65,922
Allianz SE	96	16,178	(587)
Aurubis AG	126,234	6,111,919	160,710
Axel Springer SE	1,466	76,337	2,575
Brenntag AG	57,767	2,817,695	474,029
Commerzbank AG	372,936	3,328,082	(92,282)
Covestro AG	8,821	298,154	31,365
Deutsche Lufthansa AG	312,989	4,803,380	248,080
E.ON SE	28,110	263,431	5,355
Evonik Industries AG	51,332	1,618,646	(83,445)
Freenet AG	125,807	4,058,575	(301,091)
GEA Group AG	51,504	2,080,138	432,794
Hannover Rueck SE	35,095	3,802,568	276,254
HeidelbergCement AG	36,966	2,702,859	456,081
Hella KGaA Hueck & Co.	24,551	1,038,026	3,457
HOCHTIEF AG	40,664	3,790,434	1,175,278
KION Group AG	61,655	2,977,921	609,024

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Germany (continued)
Krones AG	6,059	$662,907	$65,826
LANXESS AG	56,994	2,416,691	314,837
Merck KGaA	78,219	7,097,880	(591,332)
METRO AG	66,143	1,917,500	128,528
MTU Aero Engines AG	15,322	1,403,008	63,548
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	22,328	4,381,146	150,194
OSRAM Licht AG	134,060	5,834,549	1,056,911
ProSiebenSat.1 Media SE	96,265	4,935,011	6,740
Rheinmetall AG	49,955	3,324,376	658,944
RHOEN-KLINIKUM AG	103,340	3,009,662	204,992
Rocket Internet SE	4,834	120,893	14,043
Salzgitter AG	69,701	1,509,036	460,527
Software AG	41,513	1,351,798	269,581
STADA Arzneimittel AG	10,966	400,209	34,007
Suedzucker AG	75,696	1,161,606	170,381
Symrise AG	21,736	1,424,125	31,144
Talanx AG	32,826	980,836	137,833
United Internet AG	62,836	3,202,113	(53,842)
Zalando SE	83,557	2,840,674	(101,235)

			6,485,146

Italy
A2A SpA	2,269,242	2,806,728	139,828
Atlantia SpA	121,779	3,113,815	260,335
Autogrill SpA	189,374	1,625,398	(51,188)
Banca Generali SpA	2,018	58,332	931
Banca Popolare di Milano Scarl	10,005,402	9,246,155	(2,260,673)
Banco Popolare SC	393,754	4,152,323	(1,448,511)
Enel SpA	1,492,934	6,197,951	420,556
Eni SpA	288,270	4,223,986	129,668
FinecoBank Banca Fineco SpA	121,744	946,364	77,485
Finmeccanica SpA	522,461	6,725,091	(109,410)
Hera SpA	822,397	2,291,915	163,081
Intesa Sanpaolo SpA	2,468,977	7,381,385	(554,623)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Germany (continued)
Mediobanca SpA	974,468	$8,127,228	$(1,119,270)
Moncler SpA	43,341	644,714	86,429
Poste Italiane SpA	138,620	1,057,995	(9,992)
Prysmian SpA	204,518	4,218,254	409,040
Recordati SpA	94,352	2,350,761	9,338
Snam SpA	486,685	2,715,319	330,366
Telecom Italia SpA	64,620	73,860	(4,211)
Terna Rete Elettrica Nazionale SpA	190,945	994,089	94,645
UniCredit SpA	1,328,799	6,088,138	(1,297,825)
Unione di Banche Italiane SCpA	35,519	197,299	(66,115)
Unipol Gruppo Finanziario SpA	676,536	2,916,244	(182,559)
UnipolSai SpA	523,812	1,189,395	20,344

			(4,962,331)

Netherlands
Akzo Nobel NV	11,266	733,817	34,153
ASM International NV	38,441	1,560,582	158,414
Boskalis Westminster	80,147	3,120,730	20,465
Heineken NV	23,405	2,018,141	99,487
Koninklijke Ahold NV	361,549	7,800,367	320,498
Koninklijke DSM NV	32,197	1,561,487	208,738
Koninklijke Philips NV	57,820	1,498,199	148,707
NN Group NV	189,245	6,562,286	(384,441)
Randstad Holding NV	58,840	3,274,550	(20,011)
Wolters Kluwer NV	157,712	5,335,575	950,437

			1,536,447

Spain
Abengoa SA	5,314,073	1,139,661	435,770
Acciona SA	11,177	905,352	(41,607)
Acerinox SA	24,548	275,204	8,384
ACS Actividades de Construccion y Servicios SA	158,109	4,034,605	667,590
Almirall SA	84,595	1,658,113	(239,148)
Banco Santander SA	643,843	2,893,043	(65,360)
Bankinter SA	87,665	591,592	26,074
Distribuidora Internacional de Alimentacion SA	186,539	1,046,737	(80,179)
Ebro Foods SA	76,342	1,502,735	161,145
Enagas SA	169,134	4,861,618	214,889
Endesa SA	543,317	10,656,625	(244,876)
Ferrovial SA	213,160	4,705,402	(130,786)
Gamesa Corp. Tecnologica SA	288,415	4,789,133	886,677
Iberdrola SA	79,123	552,666	(25,947)
Industria de Diseno Textil SA	177,950	5,883,586	81,229

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Spain (continued)
Mapfre SA	178,374	$414,108	$(30,213)
Mediaset Espana Comunicacion SA	257,148	2,588,817	362,653
Red Electrica Corp. SA	45,956	3,839,952	141,022
Repsol SA	323,591	3,236,297	402,142

			2,529,459

United Kingdom
Dialog Semiconductor plc	48,504	1,458,533	455,852
Fiat Chrysler Automobiles NV	371,108	2,740,786	253,985

			709,837

Total of Long Equity Positions			7,590,630

Short Positions

Common Stocks
Belgium
Anheuser-Busch InBev SA/NV	(100,840)	(12,484,490)	(43,551)
Colruyt SA	(14,230)	(747,145)	(80,390)
Solvay SA	(4,897)	(432,059)	(57,540)
Telenet Group Holding NV	(10,716)	(564,127)	22,548
UCB SA	(23,136)	(1,966,289)	200,197

			41,264

Finland
Cargotec OYJ	(33,172)	(1,084,709)	14,724
Elisa OYJ	(24,348)	(918,271)	(27,191)
Kone OYJ	(99,388)	(4,245,098)	(538,528)
Nokia OYJ	(469,665)	(3,452,587)	666,424
Nokian Renkaat OYJ	(193,564)	(6,338,512)	(490,532)
Wartsila OYJ Abp	(16,214)	(748,927)	16,006

			(359,097)

Germany
BASF SE	(37,821)	(2,622,790)	(221,181)
Bayer AG	(27,539)	(3,185,496)	(41,533)
Bayerische Motoren Werke AG	(92,597)	(8,238,953)	(261,987)
Beiersdorf AG	(7,623)	(687,417)	782
Bilfinger SE	(31,901)	(1,448,774)	105,812
Continental AG	(5,640)	(1,241,811)	(37,396)
Daimler AG	(86,392)	(6,339,608)	(272,198)
Deutsche Bank AG	(163,740)	(3,102,618)	322,774
Deutsche Post AG	(94,821)	(2,404,893)	(226,757)
Deutsche Telekom AG	(482,906)	(8,405,358)	(252,337)
Duerr AG	(12,729)	(896,482)	(101,937)
Fielmann AG	(1,081)	(84,715)	2,698
Fraport AG Frankfurt Airport Services Worldwide	(25,859)	(1,569,106)	3,177

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Germany (continued)
Fresenius Medical Care AG & Co. KGaA	(7,825)	$(642,059)	$(48,309)
HUGO BOSS AG	(33,517)	(2,486,666)	295,523
Infineon Technologies AG	(128,908)	(1,737,973)	(89,728)
K+S AG	(163,731)	(3,751,073)	(67,780)
Linde AG	(8,535)	(1,257,249)	17,129
MAN SE	(13,930)	(1,441,655)	(64,829)
RWE AG	(525,769)	(6,582,555)	(181,178)
SAP SE	(167,984)	(13,630,108)	112,705
Schaeffler AG	(3,927)	(64,524)	1,403
Siemens AG	(1,341)	(124,858)	(16,968)
Telefonica Deutschland Holding AG	(543,043)	(2,760,792)	(174,779)
ThyssenKrupp AG	(106,314)	(1,831,771)	(370,235)
Wacker Chemie AG	(28,395)	(2,137,314)	(354,675)
Wirecard AG	(38,956)	(1,929,211)	457,146

			(1,464,658)

Italy
Assicurazioni Generali SpA	(101,984)	(1,743,766)	234,090
Azimut Holding SpA	(154,051)	(3,283,730)	(259,001)
Banca Mediolanum SpA	(137,791)	(943,109)	(156,006)
Banca Monte dei Paschi di Siena SpA	(2,756,666)	(2,065,767)	493,312
Banca Popolare dell’Emilia Romagna SC	(315,606)	(2,017,814)	517,884
Buzzi Unicem SpA	(24,843)	(383,850)	(44,409)
Davide Campari-Milano SpA	(133,741)	(1,151,572)	(183,308)
Enel Green Power SpA	(524,742)	(1,039,803)	(86,857)
Ferrari NV	(10,402)	(424,174)	(7,856)
Luxottica Group SpA	(17,782)	(1,104,235)	124,663
Mediaset SpA	(399,593)	(1,416,475)	(230,815)
Saipem SpA	(3,118,986)	(2,286,622)	1,039,332
Salvatore Ferragamo SpA	(274,097)	(6,469,769)	(521,582)

			919,447

Luxembourg
APERAM SA	(33,014)	(1,006,101)	(251,697)
ArcelorMittal	(495,915)	(1,807,078)	(430,183)
Tenaris SA	(928,894)	(9,685,768)	(1,839,730)

			(2,521,610)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Netherlands
Aalberts Industries NV	(1,482)	$(48,732)	$(2,588)
Aegon NV	(35,008)	(205,009)	12,612
Altice NV	(3,395)	(50,113)	(10,876)
Altice NV	(313,325)	(4,578,760)	(986,896)
ASML Holding NV	(46,615)	(3,884,612)	(806,462)
Delta Lloyd NV	(24,547)	(143,068)	29,285
Fugro NV	(73,380)	(1,039,864)	(367,447)
Gemalto NV	(79,517)	(5,106,048)	(763,274)
Koninklijke KPN NV	(454,958)	(1,683,643)	(221,522)
Koninklijke Vopak NV	(79,995)	(3,456,491)	(522,046)
QIAGEN NV	(79,636)	(1,815,774)	44,955
SBM Offshore NV	(364,511)	(4,333,637)	(296,511)

			(3,890,770)

Spain
Abertis Infraestructuras SA	(74,089)	(1,070,226)	(146,273)
Aena SA	(34,567)	(3,939,188)	(517,837)
Amadeus IT Holding SA	(99,646)	(4,181,737)	(79,518)
Atresmedia Corp. de Medios de Comunicacion SA	(131,160)	(1,260,771)	(173,284)
Banco Bilbao Vizcaya Argentaria SA	(93,835)	(622,689)	3,071
Banco de Sabadell SA	(4,315,652)	(7,594,958)	(155,309)
Banco Popular Espanol SA	(1,309,806)	(3,662,443)	263,104
Bankia SA	(5,033,540)	(5,365,753)	627,204
CaixaBank SA	(2,308,451)	(7,320,605)	516,282
Cellnex Telecom SAU	(156,474)	(2,842,017)	347,338
Gas Natural SDG SA	(45,761)	(884,896)	(38,960)
Obrascon Huarte Lain SA	(15,167)	(83,021)	(13,563)
Tecnicas Reunidas SA	(10,735)	(349,274)	48,134
Telefonica SA	(978,994)	(10,301,725)	(640,119)
Zardoya Otis SA	(68,012)	(741,777)	(47,649)

			(7,379)

Switzerland
STMicroelectronics NV	(249,795)	(1,619,419)	230,888

United Kingdom
CNH Industrial NV	(861,575)	(5,254,481)	(594,924)
RELX NV	(12,341)	(210,318)	(4,841)
Unilever NV	(76,074)	(3,391,750)	(28,442)

			(628,207)

Total of Short Common Stocks			(7,680,122)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Preferred Stocks
Germany
FUCHS PETROLUB SE	(41,051)	$(1,772,492)	$(56,707)
Henkel AG & Co. KGaA	(14,606)	(1,594,411)	(12,361)
Volkswagen AG	(38,932)	(5,029,233)	87,699

			18,631

Rights
Italy
Enel Green Power SpA (3)	(731,053)	—	—

Total of Short Equity Positions and Rights			(7,661,491)

Total of Long and Short Equity Positions and Rights			(70,861)

Net Cash and Other Receivables/ (Payables) (b)			(56,817)

Swaps, at Value			$(127,678)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(3)	Level 3 security (See Note 5).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	59-61 months maturity 01/14/2021	$748,577

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Switzerland
Adecco SA	69,409	$4,391,730	$123,406
Aryzta AG	15,568	709,539	(66,187)
Baloise Holding AG	21,172	2,685,746	1,665
Bucher Industries AG	502	105,435	16,447
Clariant AG	64,176	1,101,891	59,004
Credit Suisse Group AG	5,192	82,400	(9,078)
DKSH Holding AG	2,863	175,242	20,580
Flughafen Zuerich AG	4,173	3,086,748	646,408
GAM Holding AG	87,236	1,265,995	(5,512)
Geberit AG	2,492	866,462	64,660
Georg Fischer AG	968	642,245	139,473
Givaudan SA	1,689	3,125,819	184,285
Helvetia Holding AG	2,460	1,363,519	42,189
Lonza Group AG	78,045	12,078,702	1,114,131
Novartis AG	30,878	2,572,928	(338,844)
OC Oerlikon Corp. AG	319,699	2,784,285	512,942
Partners Group Holding AG	9,358	3,476,984	282,582
Schindler Holding AG	3,311	521,995	87,984
Sika AG	741	2,695,005	238,345
Straumann Holding AG	7,425	2,241,884	313,748
Sunrise Communications Group AG	11,721	696,650	107,911
Swiss Life Holding AG	49,749	13,379,211	(177,425)
Swiss Re AG	94,359	9,085,089	(372,010)
Swisscom AG	1,755	871,151	81,392
Transocean Ltd.	35,429	460,909	(145,767)
UBS Group AG	318,845	5,551,677	(422,724)
Zurich Insurance Group AG	12,073	2,874,918	(75,052)

			2,424,553

Total of Long Equity Positions			2,424,553

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Austria
ams AG	(41,018)	$(1,231,916)	$(173,743)

Switzerland
ABB Ltd.	(785)	(13,234)	(2,059)
Barry Callebaut AG	(2,033)	(2,235,346)	31,148
Chocoladefabriken Lindt & Spruengli AG	(138)	(812,664)	(42,389)
Cie Financiere Richemont SA	(143,332)	(9,422,147)	(45,000)
Dufry AG	(10,706)	(1,165,808)	(149,038)
EMS-Chemie Holding AG	(1,388)	(599,035)	(119,706)
Galenica AG	(428)	(621,365)	(20,927)
Julius Baer Group Ltd.	(55,977)	(2,441,135)	42,132
Kuehne + Nagel International AG	(16,670)	(2,265,657)	(103,423)
LafargeHolcim Ltd.	(190,560)	(8,428,854)	(519,776)
Nestle SA	(48,316)	(3,654,747)	49,370
Roche Holding AG	(8,746)	(2,330,728)	183,233
SGS SA	(3,040)	(5,806,639)	(612,548)
Sonova Holding AG	(19,629)	(2,440,631)	(64,517)
Swatch Group AG (The)	(34,857)	(11,678,382)	(347,589)
Syngenta AG	(109)	(42,637)	(2,565)

			(1,723,654)

Total of Short Equity Positions			(1,897,397)

Total of Long and Short Equity Positions			527,156

Net Cash and Other Receivables/ (Payables) (b)			221,421

Swaps, at Value			$748,577

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Copenhagen Interbank Rate plus or minus a specified spread, which is denominated in DKK based on the local currencies of the positions within the swap.	59-61 months maturity 01/14/2021	$524,165

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Denmark
AP Moeller - Maersk A/S	963	$1,153,056	$109,467
Danske Bank A/S	106,751	2,869,492	143,070
DSV A/S	145,122	5,575,836	460,405
H Lundbeck A/S	36,430	1,222,378	(20,881)
ISS A/S	89,263	3,144,216	435,832
Jyske Bank A/S	27,662	1,173,247	73,685
Novo Nordisk A/S	71,668	3,985,608	(104,529)
Pandora A/S	58,220	7,652,101	(40,539)
TDC A/S	763,900	3,858,268	(124,668)
Vestas Wind Systems A/S	37,693	2,461,499	194,340

			1,126,182

Total of Long Equity Positions			1,126,182

Short Positions

Common Stocks
Denmark
Carlsberg A/S	(29,616)	(2,408,989)	(407,061)
Chr Hansen Holding A/S	(46,327)	(2,901,765)	(204,983)
Coloplast A/S	(7,433)	(614,911)	52,433
FLSmidth & Co. A/S	(9,231)	(304,382)	(82,191)
GN Store Nord A/S	(3,680)	(75,623)	(1,210)
Novozymes A/S	(84,772)	(3,769,159)	(37,650)
Topdanmark A/S	(9,560)	(247,409)	4,518
Tryg A/S	(48,367)	(903,815)	(32,895)
William Demant Holding A/S	(22,258)	(2,037,569)	(198,038)

			(907,077)

Total of Short Equity Positions			(907,077)

Total of Long and Short Equity Positions			219,105

Net Cash and Other Receivables/ (Payables) (b)			305,060

Swaps, at Value			$524,165

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	4-61 months maturity ranging from 03/16/2016 - 01/14/2021	$(9,171,131)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Japan
Air Water, Inc.	21,000	$338,885	$(27,586)
Ajinomoto Co. Inc.	198,000	4,654,309	(190,025)
Alfresa Holdings Corp.	195,000	3,719,923	22,505
Alps Electric Co. Ltd.	353,700	7,609,464	(1,437,708)
Amada Holdings Co. Ltd.	379,900	3,626,860	74,801
ANA Holdings, Inc.	69,000	205,634	(11,286)
Asahi Group Holdings Ltd.	22,100	670,184	17,672
Astellas Pharma, Inc.	210,700	2,937,063	(136,963)
Bandai Namco Holdings, Inc.	471,900	10,669,379	(382,707)
Bank of Kyoto Ltd. (The)	107,000	922,326	(224,733)
Bank of Yokohama Ltd. (The)	735,000	4,213,500	(906,553)
Benesse Holdings, Inc.	29,400	854,431	(7,942)
Bridgestone Corp.	53,300	1,909,613	79,696
Chiba Bank Ltd. (The)	473,000	3,203,067	(847,211)
Chubu Electric Power Co., Inc.	395,800	5,306,538	216,987
Chugoku Bank Ltd. (The)	94,100	1,192,276	(212,966)
Citizen Holdings Co. Ltd.	83,500	551,345	(78,207)
Dai Nippon Printing Co. Ltd.	255,000	2,423,686	(160,789)
Daicel Corp.	335,900	4,741,995	(163,203)
Dai-ichi Life Insurance Co. Ltd. (The)	50,600	656,170	(42,924)
Don Quijote Holdings Co. Ltd.	141,300	4,879,953	27,524
East Japan Railway Co.	68,100	6,414,417	(540,144)
Ezaki Glico Co. Ltd.	28,200	1,526,447	(81,966)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
FamilyMart Co. Ltd.	11,500	$551,718	$45,540
FANUC Corp.	16,800	2,655,356	(53,564)
Fuji Electric Co. Ltd.	728,000	2,899,189	(382,074)
Fuji Heavy Industries Ltd.	184,900	7,178,414	(648,996)
FUJIFILM Holdings Corp.	123,100	5,015,351	(149,539)
Fujitsu Ltd.	1,017,000	4,845,265	(1,084,630)
Fukuoka Financial Group, Inc.	1,250,000	5,932,215	(1,860,371)
Gree, Inc.	55,400	248,215	55,678
GungHo Online Entertainment, Inc.	865,000	2,305,264	128,104
Gunma Bank Ltd. (The)	222,000	1,263,601	(346,668)
Hachijuni Bank Ltd. (The)	253,000	1,499,212	(409,268)
Hakuhodo DY Holdings, Inc.	115,200	1,284,149	20,117
Hankyu Hanshin Holdings, Inc.	124,000	801,282	(10,507)
Haseko Corp.	206,800	2,157,632	(232,223)
Hikari Tsushin, Inc.	16,400	1,151,390	96,644
Hirose Electric Co. Ltd.	5,400	615,984	(20,855)
Hiroshima Bank Ltd. (The)	62,000	325,436	(99,213)
Hisamitsu Pharmaceutical Co., Inc.	9,800	432,522	5,445
Hitachi Chemical Co. Ltd.	52,700	939,886	7,121
Hitachi High-Technologies Corp.	201,300	5,463,773	203,005
Hitachi Metals Ltd.	156,100	1,822,617	(212,864)
Hokuhoku Financial Group, Inc.	1,140,000	2,186,382	(688,438)
Hoshizaki Electric Co. Ltd.	20,900	1,513,693	229,591
Hoya Corp.	226,500	9,122,418	(513,009)
Ibiden Co. Ltd.	86,100	1,220,911	(168,252)
Isetan Mitsukoshi Holdings Ltd.	85,500	1,133,178	(134,993)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Isuzu Motors Ltd.	204,000	$2,105,007	$(752)
ITOCHU Corp.	104,100	1,220,934	58,335
Itochu Techno-Solutions Corp.	37,800	724,621	(11,383)
Izumi Co. Ltd.	21,900	811,112	134,049
J Front Retailing Co. Ltd.	363,400	5,027,205	(205,157)
Japan Airlines Co. Ltd.	429,000	16,576,965	(849,837)
Japan Petroleum Exploration Co. Ltd.	36,100	891,439	(84,401)
Japan Tobacco, Inc.	241,500	9,221,738	830,133
JSR Corp.	71,900	1,076,461	(42,589)
JTEKT Corp.	377,500	5,820,387	(921,797)
Kajima Corp.	1,310,000	7,593,683	612,467
Kaken Pharmaceutical Co. Ltd.	69,000	4,526,230	(355,273)
Kamigumi Co. Ltd.	213,000	1,883,619	120,137
Kaneka Corp.	271,000	2,452,018	(131,491)
Kansai Electric Power Co., Inc. (The)	202,300	2,323,841	(533,932)
Kao Corp.	53,000	2,679,424	146,639
Kawasaki Heavy Industries Ltd.	132,000	425,721	(44,902)
Keihan Holdings Co. Ltd.	18,000	117,714	9,093
Keisei Electric Railway Co., Ltd.	82,000	1,115,493	38,140
Kobe Steel Ltd.	1,214,000	1,211,799	(144,770)
Koito Manufacturing Co. Ltd.	70,200	2,839,624	339,092
Konami Holdings Corp.	190,900	4,580,373	1,061,515
Konica Minolta, Inc.	905,400	8,474,966	(795,722)
Kose Corp.	27,200	2,419,582	224,730
Kurita Water Industries Ltd.	78,500	1,752,492	35,540
Kyowa Hakko Kirin Co. Ltd.	7,900	121,288	4,772
Kyushu Financial Group, Inc.	18,000	109,154	(5,790)
Mabuchi Motor Co. Ltd.	36,200	1,789,175	(104,991)
Medipal Holdings Corp.	317,000	5,298,585	(284,390)
MEIJI Holdings Co. Ltd.	103,700	8,554,289	(221,086)
Miraca Holdings, Inc.	37,300	1,680,901	(149,650)
Mitsubishi Chemical Holdings Corp.	631,000	3,693,645	(399,132)
Mitsubishi Corp.	4,700	77,553	1,978
Mitsubishi Electric Corp.	607,000	5,922,252	437,850

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Mitsubishi Motors Corp.	623,000	$5,056,586	$(405,940)
Mitsubishi Tanabe Pharma Corp.	311,000	5,441,564	(37,740)
Mitsubishi UFJ Lease & Finance Co. Ltd.	374,400	1,841,784	(200,290)
Mitsui & Co. Ltd.	107,100	1,241,673	(10,187)
Mitsui Chemicals, Inc.	108,000	363,031	(3,538)
Mixi, Inc.	71,800	2,570,894	91,987
MS&AD Insurance Group Holdings, Inc.	134,500	3,716,780	31,905
Nankai Electric Railway Co. Ltd.	104,000	624,030	(59,762)
Nexon Co. Ltd.	427,900	6,906,727	390,854
NHK Spring Co. Ltd.	522,000	5,094,983	(103,232)
Nintendo Co. Ltd.	38,200	5,122,912	307,151
Nippon Express Co. Ltd.	1,005,000	4,692,822	(123,604)
Nippon Shokubai Co. Ltd.	48,200	3,176,376	(721,129)
Nippon Telegraph & Telephone Corp.	149,300	6,426,568	22,820
Nippon Yusen KK	376,000	880,586	(155,541)
Nisshin Seifun Group, Inc.	88,800	1,485,106	(74,862)
Nitto Denko Corp.	100,400	6,155,772	(561,134)
NOK Corp.	167,700	3,590,986	(729,945)
Nomura Holdings, Inc.	179,500	997,119	(195,409)
Nomura Research Institute Ltd.	5,900	206,416	(7,722)
NSK Ltd.	166,700	1,737,737	(211,945)
NTN Corp.	663,000	2,509,161	(395,137)
Obayashi Corp.	579,200	5,268,383	440,586
Obic Co. Ltd.	30,800	1,650,827	(22,624)
Oracle Corp. Japan	23,900	1,134,771	205,598
ORIX Corp.	299,200	4,219,964	41,606
Osaka Gas Co. Ltd.	737,000	2,824,206	4,803
Otsuka Corp.	88,500	4,747,104	(78,622)
Otsuka Holdings Co. Ltd.	117,900	4,134,901	147,421
Panasonic Corp.	491,900	4,729,677	(274,652)
Pola Orbis Holdings, Inc.	37,900	2,553,320	586,032
Renesas Electronics Corp.	87,100	581,589	(21,981)
Resona Holdings, Inc.	1,362,600	6,732,087	(1,873,692)
Rohm Co. Ltd.	75,500	3,488,040	(312,746)
Sankyo Co. Ltd.	103,400	4,048,311	(198,026)
Sanrio Co. Ltd.	13,100	309,692	(53,620)
Santen Pharmaceutical Co. Ltd.	444,400	7,349,665	(670,120)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Secom Co. Ltd.	38,500	$2,774,609	$82,208
Sega Sammy Holdings, Inc.	200,600	1,919,977	265,597
Sekisui Chemical Co. Ltd.	328,400	4,057,729	(14,811)
Seven & i Holdings Co. Ltd.	113,300	5,143,688	(316,238)
Sharp Corp.	509,000	565,531	14,614
Shimadzu Corp.	293,000	4,568,888	27,817
Shimamura Co. Ltd.	38,700	4,506,452	324,521
Shimizu Corp.	546,000	4,347,210	277,073
Shin-Etsu Chemical Co. Ltd.	15,000	815,639	(40,919)
Shionogi & Co. Ltd.	149,000	6,704,893	298,287
Shiseido Co. Ltd.	57,800	1,153,861	133,808
SMC Corp.	5,500	1,284,644	(10,139)
Sohgo Security Services Co. Ltd.	29,100	1,404,455	171,122
Sojitz Corp.	2,902,800	6,217,980	(258,333)
Sompo Japan Nipponkoa Holdings, Inc.	57,600	1,749,418	(116,950)
Sony Corp.	156,600	3,605,248	421,117
Sugi Holdings Co. Ltd.	30,500	1,620,303	(11,143)
Sumitomo Chemical Co. Ltd.	1,395,590	7,011,939	(694,932)
Sumitomo Corp.	73,600	748,301	(17,971)
Sumitomo Electric Industries Ltd.	235,800	3,189,420	(330,125)
Sumitomo Heavy Industries Ltd.	1,467,000	6,354,628	(299,399)
Sundrug Co. Ltd.	14,500	992,056	91,724
Suntory Beverage & Food Ltd.	50,200	2,290,523	(32,174)
Suzuken Co. Ltd.	92,320	3,234,165	(100,715)
Suzuki Motor Corp.	31,800	825,129	25,161
Taiheiyo Cement Corp.	387,923	1,145,321	(252,473)
Taisei Corp.	905,000	5,715,273	261,052
Takashimaya Co. Ltd.	476,000	4,149,217	(170,428)
Takeda Pharmaceutical Co. Ltd.	104,200	5,152,599	(402,062)
TDK Corp.	28,700	1,779,455	(187,009)
Teijin Ltd.	991,000	3,463,087	(12,136)
THK Co. Ltd.	12,500	228,184	1,920
Toho Gas Co. Ltd.	192,000	1,319,378	43,420
Tohoku Electric Power Co., Inc.	139,400	1,857,486	(60,973)
Tokio Marine Holdings, Inc.	4,900	180,530	(14,969)
Tokyo Broadcasting System Holdings, Inc.	13,200	210,520	(6,009)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Tokyo Electric Power Co. Holdings, Inc.	241,800	$1,313,101	$15,263
Tokyo Gas Co. Ltd.	581,000	2,749,914	(41,614)
Tokyu Corp.	214,000	1,737,154	55,184
Toppan Printing Co. Ltd.	381,000	3,375,953	(181,560)
Tosoh Corp.	613,000	2,946,362	(372,020)
Toyo Seikan Group Holdings Ltd.	141,100	2,602,326	38,019
Toyo Suisan Kaisha Ltd.	80,300	2,866,058	16,415
Toyoda Gosei Co. Ltd.	89,600	1,959,651	(231,674)
Toyota Boshoku Corp.	179,000	3,384,518	(467,826)
Toyota Tsusho Corp.	18,100	426,592	(17,967)
Trend Micro, Inc.	22,800	918,832	(84,354)
Tsuruha Holdings, Inc.	9,600	840,011	104,189
USS Co. Ltd.	336,100	5,107,739	255,441
West Japan Railway Co.	132,700	8,963,333	(769,479)
Yamaguchi Financial Group, Inc.	238,000	2,727,227	(566,402)
Yamaha Corp.	85,300	1,986,655	579,320
Yamazaki Baking Co. Ltd.	301,000	6,617,108	(281,525)

			(20,564,016)

Total of Long Equity Positions			(20,564,016)

Short Positions

Common Stocks
Japan
ABC-Mart, Inc.	(35,849)	(1,968,973)	(325,357)
Acom Co. Ltd.	(632,730)	(2,871,224)	(314,632)
Advantest Corp.	(225,500)	(1,909,784)	(173,359)
Aeon Co. Ltd.	(400,300)	(5,517,481)	(265,261)
AEON Financial Service Co. Ltd.	(308,800)	(6,619,305)	(650,557)
Aisin Seiki Co. Ltd.	(53,500)	(2,203,007)	189,275
Aozora Bank Ltd.	(47,000)	(165,114)	1,062
Asahi Glass Co. Ltd.	(60,000)	(368,813)	40,504
Asahi Kasei Corp.	(490,000)	(3,272,652)	(36,665)
Asics Corp.	(384,600)	(7,430,709)	572,083
Brother Industries Ltd.	(25,900)	(309,830)	12,356
Calbee, Inc.	(82,800)	(3,464,591)	179,359
Canon, Inc.	(69,300)	(2,022,868)	(43,862)
Casio Computer Co. Ltd.	(34,400)	(691,108)	(2,667)
Central Japan Railway Co.	(4,400)	(759,286)	(18,860)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Century Tokyo Leasing Corp.	(3,400)	$(127,717)	$1,797
Chiyoda Corp.	(35,000)	(258,390)	1,760
Chugai Pharmaceutical Co. Ltd.	(121,300)	(3,937,278)	183,851
Chugoku Electric Power Co., Inc. (The)	(111,100)	(1,538,945)	40,029
Credit Saison Co. Ltd.	(148,013)	(2,757,231)	182,437
CYBERDYNE, Inc.	(24,200)	(402,615)	(59,541)
Daido Steel Co. Ltd.	(106,000)	(403,139)	36,228
Daihatsu Motor Co. Ltd.	(215,100)	(2,951,635)	(77,704)
Daiichi Sankyo Co. Ltd.	(83,300)	(1,698,972)	(149,883)
Daikin Industries Ltd.	(86,300)	(5,956,522)	(488,757)
Daiwa Securities Group, Inc.	(262,000)	(1,579,875)	(30,485)
DeNA Co. Ltd.	(172,900)	(2,542,338)	(433,812)
Denso Corp.	(176,200)	(7,964,544)	891,778
Dentsu, Inc.	(100)	(5,535)	519
Disco Corp.	(17,700)	(1,646,887)	149,274
Eisai Co. Ltd.	(24,900)	(1,586,793)	89,762
Electric Power Development Co. Ltd.	(42,200)	(1,482,678)	166,209
Fast Retailing Co. Ltd.	(28,300)	(9,225,168)	182,628
Hamamatsu Photonics KK	(91,000)	(2,371,477)	(136,396)
Hino Motors Ltd.	(154,500)	(1,752,921)	83,449
Hitachi Capital Corp.	(30,400)	(770,235)	109,068
Hitachi Construction Machinery Co. Ltd.	(213,195)	(3,209,061)	(174,573)
Hitachi Ltd.	(1,367,000)	(7,253,418)	846,494
Hokuriku Electric Power Co.	(18,200)	(272,892)	15,603
Honda Motor Co. Ltd.	(161,200)	(4,872,757)	465,372
Idemitsu Kosan Co. Ltd.	(500)	(7,749)	(1,172)
IHI Corp.	(2,147,000)	(4,798,835)	254,293
Iida Group Holdings Co. Ltd.	(59,000)	(1,055,395)	(93,680)
Inpex Corp.	(527,400)	(4,625,928)	631,990
Iyo Bank Ltd. (The)	(24,100)	(174,368)	16,804
Japan Airport Terminal Co. Ltd.	(28,600)	(1,165,930)	150,877
Japan Display, Inc.	(850,200)	(2,100,155)	440,280
JFE Holdings, Inc.	(168,300)	(2,418,654)	158,348

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
JGC Corp.	(27,000)	$(401,227)	$(2,582)
JX Holdings, Inc.	(463,900)	(1,779,813)	(6,371)
Kakaku.com, Inc.	(454,000)	(8,725,871)	308,161
Kansai Paint Co. Ltd.	(202,600)	(3,008,431)	(243,576)
KDDI Corp.	(161,500)	(4,278,639)	(30,307)
Keikyu Corp.	(228,000)	(1,976,102)	(29,305)
Keio Corp.	(48,000)	(440,987)	19,737
Kewpie Corp.	(5,300)	(122,068)	2,106
Keyence Corp.	(900)	(480,425)	(10,410)
Kikkoman Corp.	(176,000)	(5,799,217)	21,746
Kintetsu Group Holdings Co. Ltd.	(508,000)	(2,161,217)	102,459
Kirin Holdings Co. Ltd.	(60,300)	(846,008)	1,284
Kobayashi Pharmaceutical Co. Ltd.	(1,700)	(151,920)	2,812
Komatsu Ltd.	(140,400)	(2,190,920)	(196,013)
Kubota Corp.	(585,100)	(8,640,261)	653,792
Kuraray Co. Ltd.	(216,700)	(2,683,966)	35,703
Kyocera Corp.	(89,500)	(4,015,235)	74,444
Kyushu Electric Power Co., Inc.	(905,600)	(9,952,122)	1,346,601
Lawson, Inc.	(600)	(49,228)	(998)
LIXIL Group Corp.	(145,200)	(3,206,675)	244,996
M3, Inc.	(469,000)	(9,891,598)	(1,903,181)
Makita Corp.	(70,700)	(4,080,760)	(301,571)
Marubeni Corp.	(426,200)	(2,112,040)	(44,278)
Marui Group Co. Ltd.	(201,400)	(3,144,828)	259,064
Maruichi Steel Tube Ltd.	(24,400)	(723,806)	55,518
Mazda Motor Corp.	(197,500)	(3,571,303)	505,742
Minebea Co. Ltd.	(971,000)	(7,857,689)	287,333
MISUMI Group, Inc.	(181,700)	(2,377,193)	(220,588)
Mitsubishi Gas Chemical Co., Inc.	(41,000)	(201,999)	(18,194)
Mitsubishi Heavy Industries Ltd.	(712,000)	(2,885,624)	240,424
Mitsubishi Logistics Corp.	(146,000)	(1,932,589)	17,331
Mitsubishi Materials Corp.	(10,000)	(32,342)	4,129
Mitsubishi UFJ Financial Group, Inc.	(406,800)	(2,299,898)	414,947
Mitsui OSK Lines Ltd.	(3,126,000)	(6,980,899)	620,826
Mizuho Financial Group, Inc.	(1,026,700)	(1,960,844)	430,771
Murata Manufacturing Co. Ltd.	(500)	(62,811)	2,478
Nabtesco Corp.	(42,200)	(822,440)	(124,121)
Nagoya Railroad Co. Ltd.	(22,000)	(104,684)	1,958

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
NGK Insulators Ltd.	(106,000)	$(2,227,430)	$271,361
NGK Spark Plug Co. Ltd.	(251,900)	(6,012,725)	1,189,030
NH Foods Ltd.	(29,000)	(618,248)	(20,069)
Nidec Corp.	(146,100)	(10,019,896)	23,387
Nikon Corp.	(312,995)	(4,760,893)	(25,150)
Nippon Electric Glass Co. Ltd.	(102,000)	(496,380)	(25,288)
Nippon Paint Holdings Co. Ltd.	(414,200)	(8,288,585)	(873,133)
Nippon Steel & Sumitomo Metal Corp.	(283,900)	(5,294,862)	(147,973)
Nissan Chemical Industries Ltd.	(48,600)	(1,113,577)	(136,068)
Nissan Motor Co. Ltd.	(599,200)	(5,862,995)	323,244
Nissin Foods Holdings Co. Ltd.	(14,000)	(750,240)	92,671
Nitori Holdings Co. Ltd.	(6,700)	(559,365)	(53,686)
NTT Data Corp.	(5,300)	(267,435)	1,648
Odakyu Electric Railway Co. Ltd.	(238,000)	(2,617,649)	28,709
Oji Holdings Corp.	(166,000)	(658,580)	(8,149)
Olympus Corp.	(39,400)	(1,519,666)	(10,008)
Omron Corp.	(71,200)	(1,988,360)	(129,315)
Ono Pharmaceutical Co. Ltd.	(142,225)	(4,594,824)	(1,421,673)
Oriental Land Co. Ltd.	(21,000)	(1,399,186)	(87,606)
Park24 Co. Ltd.	(14,100)	(407,296)	12,799
Pigeon Corp.	(124,400)	(2,797,063)	(444,423)
Rakuten, Inc.	(544,700)	(5,790,455)	532,486
Recruit Holdings Co. Ltd.	(3,600)	(113,410)	3,643
Ricoh Co. Ltd.	(998,100)	(10,058,265)	(100,533)
Rinnai Corp.	(29,600)	(2,808,418)	193,602
Ryohin Keikaku Co. Ltd.	(30,800)	(6,534,391)	27,259
Seibu Holdings, Inc.	(111,900)	(2,284,529)	(81,697)
Seiko Epson Corp.	(163,600)	(2,541,719)	(89,451)
Sekisui House Ltd.	(85,300)	(1,384,321)	(54,825)
Seven Bank Ltd.	(459,800)	(1,974,390)	11,930
Shikoku Electric Power Co., Inc.	(311,173)	(4,847,821)	677,734
Shimano, Inc.	(26,500)	(4,097,265)	(58,648)
Shinsei Bank Ltd.	(3,350,000)	(5,928,416)	1,556,263
Shizuoka Bank Ltd. (The)	(33,000)	(301,691)	63,755

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
SoftBank Group Corp.	(49,800)	$(2,260,418)	$(121,518)
Sony Financial Holdings, Inc.	(95,900)	(1,577,481)	351,245
Stanley Electric Co. Ltd.	(101,600)	(2,281,259)	(15,017)
Sumco Corp.	(404,700)	(2,896,816)	355,855
Sumitomo Dainippon Pharma Co. Ltd.	(92,800)	(1,068,568)	1,004
Sumitomo Metal Mining Co. Ltd.	(517,000)	(5,617,415)	502,247
Sumitomo Mitsui Financial Group, Inc.	(146,300)	(5,217,991)	776,663
Sumitomo Mitsui Trust Holdings, Inc.	(1,117,000)	(3,990,895)	720,899
Sumitomo Rubber Industries Ltd.	(21,400)	(281,752)	(48,905)
Suruga Bank Ltd.	(40,700)	(770,317)	56,093
Sysmex Corp.	(25,200)	(1,595,429)	20,029
T&D Holdings, Inc.	(155,700)	(1,748,587)	294,187
Taisho Pharmaceutical Holdings Co. Ltd.	(7,400)	(540,086)	(46,402)
Taiyo Nippon Sanso Corp.	(398,516)	(3,625,182)	(161,473)
Terumo Corp.	(135,100)	(4,333,037)	(501,794)
Tobu Railway Co. Ltd.	(7,000)	(35,219)	322
Toho Co. Ltd.	(16,000)	(426,320)	5,738
Tokyo Electron Ltd.	(28,800)	(1,738,030)	(137,697)
Toray Industries, Inc.	(486,000)	(4,365,043)	217,446
Toshiba Corp.	(1,610,000)	(3,095,226)	(35,247)
TOTO Ltd.	(39,200)	(1,289,951)	69,781
Toyota Industries Corp.	(7,500)	(346,783)	9,958
Toyota Motor Corp.	(102,400)	(6,291,418)	860,593
Unicharm Corp.	(317,100)	(6,140,903)	(760,883)
Yahoo Japan Corp.	(3,857,200)	(15,397,649)	(1,019,502)
Yakult Honsha Co. Ltd.	(120,168)	(5,655,877)	339,392
Yamada Denki Co. Ltd.	(1,235,970)	(6,163,412)	321,001
Yamaha Motor Co. Ltd.	(226,900)	(4,725,411)	954,173
Yamato Holdings Co. Ltd.	(204,200)	(4,358,481)	287,338
Yaskawa Electric Corp.	(1,030,200)	(12,999,603)	1,118,682

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Yokogawa Electric Corp.	(156,700)	$(1,746,161)	$127,612
Yokohama Rubber Co. Ltd. (The)	(171,300)	(2,585,369)	(230,594)

			10,692,185

Total of Short Equity Positions			10,692,185

Total of Long and Short Equity Positions			(9,871,831)

Net Cash and Other Receivables/ (Payables) (b)			700,700

Swaps, at Value			$(9,171,131)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Norway Interbank Offered Rate plus or minus a specified spread, which is denominated in NOK based on the local currencies of the positions within the swap.	59-61 months maturity ranging from 01/14/2021	$(179,656)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Norway
DNB ASA	176,124	$1,998,739	$80,985
Gjensidige Forsikring ASA	9,291	146,806	11,473
Orkla ASA	267,584	2,152,556	267,684
Yara International ASA	46,879	1,945,858	(186,031)

			174,111

United Kingdom
Subsea 7 SA	279,663	1,715,275	394,297

Total of Long Equity Positions			568,408

Short Positions

Common Stocks
Norway
Marine Harvest ASA	(193,607)	(2,690,809)	(289,929)
Norsk Hydro ASA	(34,373)	(119,801)	(21,421)
Schibsted ASA	(20,178)	(621,716)	63,247
Schibsted ASA	(109,327)	(3,407,025)	217,425
Statoil ASA	(262,124)	(3,493,583)	(600,364)
Telenor ASA	(9,975)	(161,239)	(48)
TGS Nopec Geophysical Co. ASA	(73,340)	(1,005,337)	(112,648)

			(743,738)

Total of Short Equity Positions			(743,738)

Total of Long and Short Equity Positions			(175,330)

Net Cash and Other Receivables/ (Payables) (b)			(4,326)

Swaps, at Value			$(179,656)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	13-61 months maturity ranging from 04/10/2017 - 01/14/2021	$(2,838,698)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Ireland
Accenture plc	7,839	$731,535	$173,085
Alkermes plc	162,498	4,722,192	833,615
XL Group plc	139,044	4,833,169	283,650

			1,290,350

Norway
Seadrill Ltd.	22,892	133,371	(57,827)

Singapore
Flextronics International Ltd.	1,437,656	14,290,301	3,047,831

Switzerland
Allied World Assurance Co. Holdings AG	170,999	5,407,389	567,316
TE Connectivity Ltd.	187,544	9,802,925	1,809,800

			2,377,116

United Kingdom
Delphi Automotive plc	8,540	492,246	148,425
Ensco plc	9,526	119,548	(20,764)
Liberty Global plc	69,605	2,170,980	508,813
Michael Kors Holdings Ltd.	14,511	831,818	(5,272)
Noble Corp. plc	238,217	1,727,073	738,473
Willis Towers Watson plc	10,243	1,133,388	82,046

			1,451,721

United States
3M Co.	16,695	2,583,384	198,504
Aaron’s, Inc.	86,031	1,901,525	257,853
Abbott Laboratories	530,881	19,642,597	2,564,155
Abercrombie & Fitch Co.	133,895	4,265,952	(42,904)
Activision Blizzard, Inc.	90,247	2,700,754	353,205
Acuity Brands, Inc.	7,437	1,338,734	283,573
Acxiom Corp.	3,837	82,591	(326)
Adobe Systems, Inc.	59,903	4,649,635	969,266
Advance Auto Parts, Inc.	12,980	1,836,670	244,543
AECOM	35,673	994,712	103,660
Aetna, Inc.	134,235	13,047,642	2,033,660
Aflac, Inc.	85,520	4,954,174	445,559
AGCO Corp.	168,117	7,797,266	558,148
Agilent Technologies, Inc.	262,590	9,287,808	1,176,403
Air Products & Chemicals, Inc.	35,657	4,723,126	413,265
Akamai Technologies, Inc.	97,697	3,865,870	1,563,152

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Alleghany Corp.	10,183	$4,691,672	$361,133
Allegheny Technologies, Inc.	46,256	760,190	(6,217)
Alliant Energy Corp.	106,796	7,299,507	633,300
Allison Transmission Holdings, Inc.	13,904	319,653	55,477
Allscripts Healthcare Solutions, Inc.	137,228	1,710,206	102,576
Allstate Corp. (The)	207,146	13,052,269	903,157
Alnylam Pharmaceuticals, Inc.	23,145	1,376,601	76,211
Alphabet, Inc.	9,014	6,318,994	557,786
Amazon.com, Inc.	15,967	7,748,806	1,729,843
Amdocs Ltd.	290,424	15,183,367	2,364,051
AMERCO	16,406	5,219,792	642,236
Ameren Corp.	154,209	7,111,679	614,192
American Airlines Group, Inc.	20,017	839,967	(19,070)
American Eagle Outfitters, Inc.	375,493	5,009,077	1,250,392
American Electric Power Co., Inc.	307,764	19,248,793	1,186,736
American Financial Group, Inc.	106,908	7,115,598	407,518
American International Group, Inc.	145,516	7,611,048	254,092
AmerisourceBergen Corp.	148,297	12,568,171	266,935
Amgen, Inc.	72,153	10,329,423	488,476
Amsurg Corp.	7,322	543,486	2,735
Analog Devices, Inc.	47,916	2,362,738	473,410
ANSYS, Inc.	2,739	227,611	17,420
Anthem, Inc.	85,694	10,267,855	1,642,754
AO Smith Corp.	122,664	7,818,603	1,541,886
Apollo Education Group, Inc.	168,008	1,438,148	(57,963)
AptarGroup, Inc.	5,949	450,168	16,293
Aramark	41,489	1,321,089	53,026
Archer-Daniels-Midland Co.	224,760	7,547,441	613,595
Armstrong World Industries, Inc.	37,518	1,436,484	378,262
Arrow Electronics, Inc.	90,263	4,816,341	997,499
Arthur J Gallagher & Co.	11,969	452,668	79,714
Ashland, Inc.	69,349	6,344,740	1,280,876
Aspen Insurance Holdings Ltd.	99,574	4,225,996	523,683
Assurant, Inc.	178,551	13,640,356	134,854
Atmos Energy Corp.	40,213	2,845,663	140,554
Atwood Oceanics, Inc.	43,956	386,149	16,928
Automatic Data Processing, Inc.	1,308	105,516	11,824

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Avangrid, Inc.	9,161	$359,615	$7,833
Avery Dennison Corp.	68,672	4,318,782	633,156
Avnet, Inc.	228,482	8,881,095	1,240,657
Axis Capital Holdings Ltd.	82,052	4,315,904	234,700
Bank of New York Mellon Corp. (The)	113,012	3,797,203	365,029
Baxter International, Inc.	302,275	11,101,893	1,315,564
Bemis Co., Inc.	69,200	3,358,276	224,900
Best Buy Co., Inc.	198,966	5,609,148	845,309
Big Lots, Inc.	198,205	7,309,968	1,666,737
Biogen, Inc.	15,246	3,811,348	157,491
Bio-Rad Laboratories, Inc.	12,209	1,521,974	147,241
Boeing Co. (The)	17,432	2,072,316	140,502
BOK Financial Corp.	18,347	986,081	16,032
Booz Allen Hamilton Holding Corp.	24,438	627,568	112,415
Boston Scientific Corp.	321,711	5,427,265	624,119
Brinker International, Inc.	25,847	1,202,661	(14,991)
Broadridge Financial Solutions, Inc.	110,478	5,769,161	783,289
Brocade Communications Systems, Inc.	1,570,491	12,202,715	4,413,080
Brookdale Senior Living, Inc.	2,051	32,733	(163)
Bruker Corp.	127,809	3,296,617	282,035
Brunswick Corp.	158,480	6,319,386	1,284,484
Bunge Ltd.	296,077	16,799,246	(20,563)
BWX Technologies, Inc.	252,341	7,157,338	1,311,226
CA, Inc.	192,790	5,315,220	620,784
Cable One, Inc.	714	294,361	17,750
Cabot Corp.	146,445	6,094,527	983,160
California Resources Corp.	1,913,818	1,630,764	340,468
Capital One Financial Corp.	152,072	9,492,334	1,047,776
Cardinal Health, Inc.	87,659	6,719,062	464,593
Carlisle Cos., Inc.	62,288	5,389,591	808,065
Carnival Corp.	332,818	14,301,189	3,261,616
Carter’s, Inc.	123,799	10,760,447	2,285,491
Casey’s General Stores, Inc.	23,794	2,586,265	110,071
Catalent, Inc.	35,904	752,907	204,653
Caterpillar, Inc.	31,181	1,993,401	393,192
CDK Global, Inc.	10,546	442,088	48,828
CDW Corp.	33,721	1,194,061	205,361
CEB, Inc.	10,930	564,316	143,183
Celanese Corp.	27,130	1,735,067	41,948

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CenterPoint Energy, Inc.	8,281	$162,865	$10,374
CenturyLink, Inc.	22,261	552,295	159,166
Charles River Laboratories International, Inc.	82,865	5,702,513	590,256
Charles Schwab Corp. (The)	172,449	4,336,244	495,777
Cheesecake Factory, Inc. (The)	23,228	1,091,484	141,691
Chemours Co. (The)	28,607	125,730	74,519
Chico’s FAS, Inc.	338,090	3,401,185	1,085,269
Cinemark Holdings, Inc.	91,031	2,481,505	780,136
Cintas Corp.	67,297	5,618,627	425,317
Cisco Systems, Inc.	538,330	12,193,174	3,133,081
Citigroup, Inc.	134,961	5,062,387	572,235
Citizens Financial Group, Inc.	787,702	15,399,574	1,102,783
Citrix Systems, Inc.	141,111	8,795,449	2,293,054
Clean Harbors, Inc.	27,610	1,244,984	117,293
Cleco Corp.	52,105	2,763,396	113,321
Clorox Co. (The)	16,063	2,043,031	(18,129)
Coca-Cola Co. (The)	6,424	278,533	19,476
Cognizant Technology Solutions Corp.	29,609	1,685,762	170,723
Columbia Pipeline Group, Inc.	53,185	847,237	487,706
Comcast Corp.	57,682	3,357,669	165,547
Comerica, Inc.	42,178	1,368,676	228,605
Commercial Metals Co.	487,844	6,483,424	1,795,288
Computer Sciences Corp.	528,681	16,276,654	1,904,685
ConAgra Foods, Inc.	327,352	12,995,874	1,610,572
Consolidated Edison, Inc.	150,839	11,044,205	513,079
Constellation Brands, Inc.	32,446	4,438,843	463,423
Convergys Corp.	71,808	1,721,238	272,870
CoreLogic, Inc.	124,706	4,155,129	172,169
Costco Wholesale Corp.	26,459	3,914,344	255,065
Coty, Inc.	50,094	1,372,938	21,178
CR Bard, Inc.	110,544	20,057,103	2,346,849
Cracker Barrel Old Country Store, Inc.	11,118	1,461,239	236,146
Crane Co.	129,815	6,211,284	780,552
Credit Acceptance Corp.	3,634	646,743	13,010
Crown Holdings, Inc.	236,598	10,597,224	1,135,670
CSRA, Inc.	14,385	321,361	65,596
CSX Corp.	698,965	16,691,284	1,307,065
Cummins, Inc.	59,135	5,969,593	531,709
Dana Holding Corp.	15,222	202,058	12,420

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Darden Restaurants, Inc.	253,924	$14,849,476	$1,985,686
Dean Foods Co.	262,979	5,011,231	(456,435)
Delta Air Lines, Inc.	188,067	7,895,053	1,260,049
DENTSPLY SIRONA, Inc.	9,272	528,411	43,022
Devon Energy Corp.	231,900	5,317,625	1,045,711
Dick’s Sporting Goods, Inc.	91,690	3,473,217	813,290
Dillard’s, Inc.	28,999	2,079,613	382,692
Discover Financial Services	167,016	7,661,024	843,431
Dollar General Corp.	11,799	820,266	189,728
Dow Chemical Co. (The)	386,032	17,989,091	1,644,496
DR Horton, Inc.	310,939	7,887,353	1,512,333
Dr. Pepper Snapple Group, Inc.	54,714	4,944,274	(51,748)
Dril-Quip, Inc.	21,635	1,282,540	27,675
DST Systems, Inc.	97,291	9,723,360	1,248,146
DTE Energy Co.	83,119	7,218,885	316,683
East West Bancorp, Inc.	63,458	1,885,799	175,317
Eaton Corp plc	66,682	3,632,835	538,791
eBay, Inc.	419,853	9,400,208	617,484
EchoStar Corp.	15,299	512,517	165,076
Edgewell Personal Care Co.	21,621	1,650,468	90,671
Edison International	94,889	6,015,963	805,608
Edwards Lifesciences Corp.	175,405	13,390,418	2,082,057
Electronic Arts, Inc.	56,487	3,290,368	443,988
Eli Lilly & Co.	121,543	8,960,405	(208,094)
Emerson Electric Co.	79,237	3,717,008	591,900
Endurance Specialty Holdings Ltd.	17,249	1,052,017	75,033
Energen Corp.	43,292	1,203,535	380,519
Energizer Holdings, Inc.	4,331	179,147	(3,698)
Entergy Corp.	110,698	7,916,167	859,971
EOG Resources, Inc.	3,463	256,044	(4,700)
EP Energy Corp.	833,360	2,458,382	1,308,405
EQT Corp.	33,614	1,946,285	314,593
Equifax, Inc.	109,928	10,247,488	2,316,183
Estee Lauder Cos., Inc. (The)	29,039	2,626,287	112,381
Everest Re Group Ltd.	41,921	7,877,375	399,088
Expedia, Inc.	10,084	934,182	153,075
Express Scripts Holding Co.	8,801	591,075	13,466
Facebook, Inc.	33,508	3,555,313	267,950
Fair Isaac Corp.	12,753	1,165,369	187,597
Fidelity National Information Services, Inc.	25,648	1,485,789	137,986
Fifth Third BanCorp.	99,944	1,482,170	185,896

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
FireEye, Inc.	37,390	$449,428	$223,218
First Solar, Inc.	76,544	5,088,645	152,323
FirstEnergy Corp.	454,993	15,300,198	1,065,900
Fiserv, Inc.	31,173	2,871,967	325,759
FMC Technologies, Inc.	141,768	3,557,651	321,122
Foot Locker, Inc.	81,804	5,204,108	72,250
Four Corners Property Trust, Inc.	8,664	129,960	25,559
Fulton Financial Corp.	99,157	1,242,883	83,837
GameStop Corp.	94,236	2,555,680	434,428
Gartner, Inc.	13,633	1,103,455	114,654
General Dynamics Corp.	114,485	15,126,903	(87,009)
General Mills, Inc.	33,246	1,859,781	246,353
General Motors Co.	348,770	9,724,269	1,237,572
Genpact Ltd.	180,811	4,527,507	388,744
Gilead Sciences, Inc.	49,964	4,359,359	230,334
GNC Holdings, Inc.	119,564	3,056,056	740,101
Goldman Sachs Group, Inc. (The)	84,477	12,523,715	737,484
Goodyear Tire & Rubber Co. (The)	337,260	9,257,787	1,865,048
GoPro, Inc.	250,787	3,224,110	(224,698)
Graham Holdings Co.	11,110	5,203,591	129,209
Granite Construction, Inc.	3,106	114,549	33,918
Graphic Packaging Holding Co.	227,611	2,724,504	200,298
Great Plains Energy, Inc.	179,289	5,219,307	562,764
Groupon, Inc.	819,045	1,818,280	1,449,710
Guess?, Inc.	177,154	3,320,949	4,232
Halliburton Co.	39,785	1,389,271	31,849
Hanover Insurance Group, Inc. (The)	55,473	4,493,116	511,658
Harman International Industries, Inc.	48,703	3,294,271	1,042,244
Harsco Corp.	41,226	249,830	(25,148)
Hartford Financial Services Group, Inc. (The)	115,800	4,632,000	704,064
Hasbro, Inc.	71,978	5,270,852	494,586
HCA Holdings, Inc.	110,872	7,372,988	1,280,572
HD Supply Holdings, Inc.	318,732	7,196,969	3,343,499
Helix Energy Solutions Group, Inc.	35,056	115,334	80,979
Herman Miller, Inc.	111,966	2,712,187	746,443
Hertz Global Holdings, Inc.	386,317	3,416,182	651,736
Hess Corp.	77,276	2,990,581	1,078,000
Hewlett Packard Enterprise Co.	114,866	1,806,164	230,410

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Hill-Rom Holdings, Inc.	32,860	$1,475,929	$176,929
Hilton Worldwide Holdings, Inc.	631,558	11,140,683	3,082,003
HNI Corp.	16,001	502,751	124,008
HollyFrontier Corp.	357,754	11,104,684	1,531,187
Hologic, Inc.	403,859	13,338,034	595,102
Home Depot, Inc. (The)	32,961	3,752,939	645,047
Honeywell International, Inc.	465	47,765	4,338
HP, Inc.	859,942	7,950,184	2,644,302
HSN, Inc.	1,430	60,146	14,657
Hubbell, Inc.	18,012	1,623,784	284,227
Huntington Ingalls Industries, Inc.	161,628	20,291,393	1,841,945
Huntsman Corp.	107,205	1,364,527	61,300
Hyatt Hotels Corp.	1,679	66,237	16,857
IAC/InterActiveCorp.	169,109	6,837,615	1,124,037
IDACORP, Inc.	23,807	1,679,497	96,267
IDEX Corp.	3,589	256,506	40,950
IHS, Inc.	15,440	1,560,800	356,230
Illinois Tool Works, Inc.	27,002	2,439,901	326,184
IMS Health Holdings, Inc.	132,393	3,084,757	430,277
Incyte Corp.	7,392	534,146	1,552
Ingersoll-Rand plc	109,951	5,514,043	1,304,019
Ingram Micro, Inc.	323,706	8,866,307	2,757,975
Ingredion, Inc.	79,535	8,207,009	286,534
Integrated Device Technology, Inc.	352,149	6,102,742	1,095,183
Intercontinental Exchange, Inc.	11,662	2,819,719	(77,517)
International Game Technology plc	301,828	4,022,897	1,485,464
International Paper Co.	219,647	7,716,199	1,298,114
Interpublic Group of Cos., Inc. (The)	273,611	5,610,152	669,221
Intersil Corp.	156,098	1,896,956	190,074
Intrexon Corp.	47,510	1,678,686	(68,572)
Intuit, Inc.	1,352	121,856	18,766
Invesco Ltd.	157,299	4,034,719	805,371
Ionis Pharmaceuticals, Inc.	116,939	4,016,431	719,598
ITT Corp.	259,492	8,262,225	1,310,435
Jabil Circuit, Inc.	677,064	13,072,785	(25,762)
Jack Henry & Associates, Inc.	35,410	2,712,406	282,218
Jack in the Box, Inc.	78,142	5,578,124	(587,194)
JetBlue Airways Corp.	120,284	2,473,155	67,243

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
John Wiley & Sons, Inc.	75,379	$3,053,110	$632,169
Johnson Controls, Inc.	9,097	343,601	10,909
Juniper Networks, Inc.	346,085	7,610,409	1,218,219
KAR Auction Services, Inc.	22,134	711,608	132,583
Kate Spade & Co.	87,309	1,443,380	784,746
KB Home	158,713	1,549,039	717,383
KBR, Inc.	464,391	5,707,365	1,481,407
Keysight Technologies, Inc.	40,915	866,580	268,402
Kimberly-Clark Corp.	106,346	13,908,993	395,607
Kroger Co. (The)	130,888	4,807,516	198,950
L Brands, Inc.	12,813	1,054,638	70,471
L-3 Communications Holdings, Inc.	69,816	8,247,450	25,746
Lam Research Corp.	9,410	658,240	119,026
Lancaster Colony Corp.	12,164	1,233,243	111,730
Lear Corp.	84,887	8,234,039	1,202,849
Leggett & Platt, Inc.	151,880	6,221,005	1,129,987
Leidos Holdings, Inc.	75,440	3,138,304	657,837
Lennox International, Inc.	11,504	1,478,996	76,230
Liberty Broadband Corp.	32,193	1,459,055	406,530
Liberty Interactive Corp. QVC Group	77,720	1,762,690	199,740
LifePoint Health, Inc.	38,714	2,591,428	89,517
Lincoln Electric Holdings, Inc.	66,629	3,743,884	158,577
Lincoln National Corp.	68,032	2,299,482	367,373
LinkedIn Corp.	40,230	4,668,132	(67,832)
Live Nation Entertainment, Inc.	160,662	3,110,416	473,953
Lockheed Martin Corp.	8,790	1,898,464	48,521
Lowe’s Cos., Inc.	164,654	10,562,554	1,909,986
LyondellBasell Industries NV	194,828	14,752,376	1,921,004
Macy’s, Inc.	56,312	2,341,711	141,085
Madison Square Garden Co. (The)	3,754	621,257	3,258
Mallinckrodt plc	142,401	8,972,687	(246,354)
Manhattan Associates, Inc.	70,676	3,267,351	751,993
ManpowerGroup, Inc.	113,073	8,289,382	917,022
Marathon Petroleum Corp.	274,786	8,628,280	1,588,263
Marvell Technology Group Ltd.	1,504,957	13,093,126	2,422,981

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Masco Corp.	481,732	$12,231,175	$2,919,296
Maxim Integrated Products, Inc.	298,036	9,274,880	1,686,884
McGraw Hill Financial, Inc.	59,495	4,973,187	915,628
McKesson Corp.	67,369	10,130,950	462,825
Medivation, Inc.	97,212	2,738,462	1,731,346
Mentor Graphics Corp.	52,999	957,455	120,015
Merck & Co., Inc.	73,885	3,632,187	277,069
Meredith Corp.	2,596	117,047	6,263
MetLife, Inc.	136,486	5,220,543	776,651
MGM Resorts International	109,042	2,165,530	172,330
Michaels Cos., Inc. (The)	40,122	839,753	282,459
Micron Technology, Inc.	152,614	1,762,768	(164,899)
Microsoft Corp.	218,455	10,925,202	1,140,068
Minerals Technologies, Inc.	75,293	3,332,879	947,528
Mohawk Industries, Inc.	57,872	8,894,926	2,152,838
Molina Healthcare, Inc.	62,953	3,576,025	483,814
Molson Coors Brewing Co.	44,317	3,740,303	522,106
Mondelez International, Inc.	329,722	12,216,200	1,012,247
Monster Beverage Corp.	15,666	1,862,844	226,687
Morgan Stanley	96,212	2,512,509	(106,247)
Motorola Solutions, Inc.	29,981	2,036,401	233,161
MSCI, Inc.	57,725	3,756,743	519,525
MSG Networks, Inc.	204,835	3,328,883	212,715
Murphy USA, Inc.	100,953	5,997,618	205,944
Nabors Industries Ltd.	1,189,418	7,255,450	3,687,196
Nasdaq, Inc.	154,576	9,512,161	748,594
NCR Corp.	285,600	5,619,811	2,928,197
NeuStar, Inc.	12,140	252,755	45,889
New York Times Co. (The)	2,836	34,741	596
Newfield Exploration Co.	138,820	4,098,772	516,993
News Corp.	595,444	6,246,208	1,357,612
NIKE, Inc.	180,161	10,031,364	1,043,132
NiSource, Inc.	413,656	8,823,731	922,005
Northrop Grumman Corp.	82,747	15,500,168	875,463
NorthStar Asset Management Group, Inc.	386,561	3,691,287	696,180
Nu Skin Enterprises, Inc.	37,954	1,268,031	183,709

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Nuance Communications, Inc.	252,943	$4,598,111	$129,393
Nucor Corp.	88,514	3,461,662	725,051
NVR, Inc.	3,014	4,692,530	528,924
Oil States International, Inc.	152,087	3,513,210	1,280,573
Old Republic International Corp.	182,089	3,219,040	109,547
Omnicom Group, Inc.	33,610	2,407,148	390,212
ON Semiconductor Corp.	745,581	5,337,415	1,812,707
OneMain Holdings, Inc.	49,955	1,102,991	267,275
Orbital ATK, Inc.	138,128	11,599,336	409,512
Owens Corning	245,296	10,304,011	1,293,583
Packaging Corp. of America	37,095	1,935,659	304,879
Parker-Hannifin Corp.	13,844	1,390,282	147,509
Patterson-UTI Energy, Inc.	353,538	5,461,960	767,379
PBF Energy, Inc.	201,294	5,688,660	994,301
People’s United Financial, Inc.	258,123	3,753,108	358,791
PepsiCo, Inc.	147,143	14,461,214	618,001
PerkinElmer, Inc.	1,841	90,192	864
Pfizer, Inc.	61,103	1,778,097	32,996
PG&E Corp.	266,018	14,877,385	1,009,210
Phillips 66	17,334	1,307,677	193,274
Pilgrim’s Pride Corp.	121,148	2,677,371	399,788
Pinnacle Foods, Inc.	25,084	1,000,601	120,152
Pinnacle West Capital Corp.	222,676	15,250,162	1,466,125
Pitney Bowes, Inc.	50,131	835,182	244,639
Plantronics, Inc.	19,747	680,478	93,406
PNC Financial Services Group, Inc. (The)	171,328	14,083,162	406,047
PNM Resources, Inc.	155,531	5,034,935	209,570
Polycom, Inc.	376,447	3,429,504	767,880
PPG Industries, Inc.	73,296	6,675,601	1,496,171
ProAssurance Corp.	31,573	1,520,580	77,014
Procter & Gamble Co. (The)	150,188	12,437,762	(75,788)
Progressive Corp. (The)	39,906	1,327,864	74,433
Prudential Financial, Inc.	136,434	8,675,838	1,177,425
PTC, Inc.	26,691	741,476	143,598
Public Service Enterprise Group, Inc.	443,203	18,782,943	2,109,646
PVH Corp.	93,570	7,052,361	2,216,683

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
QEP Resources, Inc.	318,971	$3,486,353	$1,014,328
Quanta Services, Inc.	31,600	695,010	17,886
Quintiles Transnational Holdings, Inc.	83,924	4,758,491	704,962
Rackspace Hosting, Inc.	127,460	2,666,370	85,492
Raymond James Financial, Inc.	95,003	4,089,786	433,307
Raytheon Co.	79,516	10,050,027	(298,980)
Red Hat, Inc.	31,450	1,939,400	403,940
Regal Beloit Corp.	13,707	737,724	127,051
Regions Financial Corp.	665,760	5,246,180	(19,964)
Reinsurance Group of America, Inc.	65,128	5,515,690	752,880
Reliance Steel & Aluminum Co.	133,596	7,728,633	1,514,875
Republic Services, Inc.	196,455	8,778,079	583,002
Robert Half International, Inc.	7,121	272,165	59,532
Rockwell Automation, Inc.	25,244	2,455,484	416,021
Rollins, Inc.	20,765	568,524	(5,378)
Ross Stores, Inc.	104,154	5,712,281	318,235
Rowan Cos. plc	468,260	5,586,342	1,952,644
Royal Caribbean Cruises Ltd.	24,245	1,773,951	217,776
RR Donnelley & Sons Co.	35,216	456,752	120,791
Sabre Corp.	55,686	1,387,138	223,301
SCANA Corp.	21,818	1,436,187	94,345
Scotts Miracle-Gro Co. (The)	2,826	180,327	25,321
Sealed Air Corp.	72,437	2,928,628	549,072
Sears Holdings Corp.	1,052	16,043	63
SEI Investments Co.	168,203	5,819,824	1,421,315
Sensient Technologies Corp.	21,046	1,157,109	178,470
Service Corp. International	105,721	2,339,606	269,589
ServiceMaster Global Holdings, Inc.	56,006	2,110,369	(63)
Sherwin-Williams Co. (The)	11,185	2,823,430	360,604
Signature Bank	42,501	5,522,854	262,382
Signet Jewelers Ltd.	3,634	407,239	43,486
Skechers U.S.A., Inc.	224,700	6,112,751	729,364
Snap-on, Inc.	32,527	4,449,065	657,349
SolarCity Corp.	12,795	307,655	6,847
Spirit AeroSystems Holdings, Inc.	337,306	15,263,097	37,104

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Sprint Corp.	232,429	$615,937	$192,916
SPX Corp.	179,113	1,677,599	1,012,679
SPX FLOW, Inc.	16,877	341,199	82,076
Stanley Black & Decker, Inc.	93,665	8,518,846	1,335,649
Staples, Inc.	754,330	6,403,061	1,917,199
Starbucks Corp.	64,314	3,499,968	339,578
Steel Dynamics, Inc.	484,502	8,402,200	2,503,940
Stifel Financial Corp.	63,335	1,958,153	(83,437)
Stryker Corp.	16,312	1,576,392	173,723
SunEdison, Inc.	1,203,901	2,267,909	(1,617,561)
SunTrust Banks, Inc.	147,222	4,881,882	429,888
Superior Energy Services, Inc.	488,644	4,466,206	2,076,737
SUPERVALU, Inc.	1,310,534	5,557,896	1,990,780
Symantec Corp.	191,617	3,262,950	258,970
Synchrony Financial	288,088	7,555,222	701,380
SYNNEX Corp.	7,256	713,250	(41,417)
Synopsys, Inc.	66,965	2,742,886	500,898
Sysco Corp.	17,292	736,812	71,243
Talen Energy Corp.	14,675	100,377	31,698
Target Corp.	61,376	4,287,727	762,290
TCF Financial Corp.	144,776	1,649,168	125,786
Tech Data Corp.	134,416	8,744,789	1,574,327
Teekay Corp.	320,672	2,087,075	689,944
TEGNA, Inc.	49,046	1,048,113	102,506
Teleflex, Inc.	27,130	3,636,234	623,447
Telephone & Data Systems, Inc.	86,283	1,961,213	635,043
Tempur Sealy International, Inc.	28,999	1,633,938	128,911
Teradyne, Inc.	388,824	6,953,900	1,440,810
TerraForm Power, Inc.	19,999	162,992	9,999
Tesoro Corp.	109,161	8,383,039	1,005,899
Texas Instruments, Inc.	11,508	583,225	77,564
Textron, Inc.	178,607	5,828,894	683,117
Thermo Fisher Scientific, Inc.	34,187	4,254,572	585,965
Thomson Reuters Corp.	53,666	1,922,339	250,060
Thor Industries, Inc.	8,077	393,350	121,720
Time Warner, Inc.	20,186	1,401,001	63,493
Timken Co. (The)	148,841	4,316,389	668,296
TJX Cos., Inc. (The)	64,022	4,459,132	556,991
Toll Brothers, Inc.	97,736	2,448,287	435,903
TopBuild Corp.	74,592	1,846,201	372,166
Torchmark Corp.	41,477	2,119,889	126,505
Toro Co. (The)	18,905	1,391,287	236,812
Total System Services, Inc.	160,326	6,174,154	1,454,157
Transocean Ltd.	114,707	1,022,039	26,383
Travelers Cos., Inc. (The)	103,781	10,992,484	1,119,797
Trinity Industries, Inc.	95,586	1,946,751	(196,571)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Tyco International plc	167,481	$5,826,452	$321,775
Tyler Technologies, Inc.	4,126	543,270	(12,626)
Tyson Foods, Inc.	129,237	8,251,745	363,193
UGI Corp.	109,263	3,963,261	438,945
Ulta Salon Cosmetics & Fragrance, Inc.	1,865	283,443	77,882
United Continental Holdings, Inc.	145,968	6,784,593	1,953,052
United States Steel Corp.	190,859	1,400,905	1,662,382
United Therapeutics Corp.	44,448	5,303,535	(350,695)
UnitedHealth Group, Inc.	104,863	11,656,571	1,860,270
Universal Health Services, Inc.	127,738	13,478,914	2,452,570
Unum Group	337,007	9,024,470	1,395,786
Urban Outfitters, Inc.	27,985	788,265	137,759
Valero Energy Corp.	155,477	8,523,249	1,449,046
Validus Holdings Ltd.	138,867	6,084,817	468,317
Valmont Industries, Inc.	20,844	2,304,834	276,487
Vantiv, Inc.	37,128	1,669,275	331,182
VCA, Inc.	72,963	3,507,830	701,405
Vectren Corp.	48,269	2,177,157	263,324
VeriFone Systems, Inc.	37,086	942,260	105,049
VeriSign, Inc.	6,543	517,078	62,239
Verizon Communications, Inc.	113,216	5,677,782	444,939
VF Corp.	265	15,015	2,146
Viacom, Inc.	24,627	982,743	33,860
Viavi Solutions, Inc.	273,715	1,683,715	193,970
Vishay Intertechnology, Inc.	5,212	62,675	963
Visteon Corp.	162,334	9,973,392	2,946,772
Voya Financial, Inc.	180,758	4,831,661	549,504
VWR Corp.	5,814	134,294	23,033
WABCO Holdings, Inc.	47,479	4,217,085	859,370
Wal-Mart Stores, Inc.	131,879	8,678,957	353,436
Walt Disney Co. (The)	4,508	416,179	31,511
Waste Connections, Inc.	18,456	1,060,851	131,222
Waste Management, Inc.	302,795	16,132,918	1,731,987
Watsco, Inc.	16,578	1,882,314	351,406
WellCare Health Plans, Inc.	38,594	3,454,718	124,876
Wells Fargo & Co.	275,703	12,806,404	526,593
Werner Enterprises, Inc.	82,295	2,222,671	12,462

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
West Pharmaceutical Services, Inc.	16,507	$917,338	$226,928
Western Digital Corp.	53,113	2,274,414	234,644
Western Refining, Inc.	3,046	85,673	2,935
Westlake Chemical Corp.	132,905	5,816,946	336,555
WGL Holdings, Inc.	25,663	1,742,518	114,714
Whirlpool Corp.	93,080	12,755,683	4,030,364
White Mountains Insurance Group Ltd.	2,376	1,710,437	196,540
Worthington Industries, Inc.	103,475	2,974,249	713,600
WPX Energy, Inc.	204,226	947,609	479,931
WW Grainger, Inc.	3,559	746,643	84,135
Wyndham Worldwide Corp.	2,080	131,477	27,498
Xerox Corp.	769,839	6,819,610	1,771,794
Xilinx, Inc.	171,098	8,079,248	35,931
Xylem, Inc.	133,974	5,000,277	479,260
Yum! Brands, Inc.	226,111	15,029,598	3,477,587
Zayo Group Holdings, Inc.	52,182	1,288,718	(23,826)
Zoetis, Inc.	280,945	11,198,468	1,255,824
Zynga, Inc.	2,355,663	4,821,078	549,834

			298,881,635

Total of Long Equity Positions			306,990,826

Short Positions

Common Stocks
Canada
lululemon athletica, Inc.	(157,221)	(8,942,730)	(1,702,703)

Ireland
Allegion plc	(11,760)	(744,971)	(4,258)
Endo International plc	(72,529)	(3,787,464)	1,745,773
Jazz Pharmaceuticals plc	(30,375)	(3,544,763)	(420,694)
Medtronic plc	(82,275)	(6,012,657)	(157,968)
Perrigo Co. plc	(75,135)	(10,402,864)	790,843

			1,953,696

Netherlands
Chicago Bridge & Iron Co. NV	(112,854)	(3,985,064)	(144,263)
Core Laboratories NV	(61,745)	(5,938,017)	(1,002,739)
Frank’s International NV	(71,408)	(989,953)	(186,851)
QIAGEN NV	(63,008)	(1,293,554)	(114,044)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Netherlands (continued)
Sensata Technologies Holding NV	(298,167)	$(9,353,499)	$(2,227,308)

			(3,675,205)

Norway
Golar LNG Ltd.	(262,986)	(3,875,275)	(850,584)

Panama
Copa Holdings SA	(36,046)	(1,905,741)	(536,375)

Singapore
Broadcom Ltd.	(9,541)	(1,142,153)	(331,931)

Sweden
Autoliv, Inc.	(14,821)	(1,599,276)	(156,716)

Switzerland
ACE Ltd.	(105,953)	(11,716,283)	(908,017)
Garmin Ltd.	(163,140)	(5,612,955)	(906,120)
Weatherford International plc	(176,670)	(1,120,088)	(254,405)

			(2,068,542)

United Kingdom
Aon plc	(114,190)	(10,605,967)	(1,321,178)
LivaNova plc	(2,900)	(167,043)	10,501
Pentair plc	(292,620)	(13,226,424)	(2,651,137)

			(3,961,814)

United States
3D Systems Corp.	(130,126)	(1,107,372)	(905,677)
AbbVie, Inc.	(34,952)	(1,869,233)	(127,225)
Acadia Healthcare Co., Inc.	(196,162)	(10,826,328)	15,841
ACI Worldwide, Inc.	(140,049)	(2,308,172)	(603,447)
ADT Corp. (The)	(274,759)	(7,528,397)	(3,808,160)
Advanced Micro Devices, Inc.	(507,676)	(1,048,527)	(398,350)
AES Corp.	(268,764)	(2,636,760)	(534,655)
Agios Pharmaceuticals, Inc.	(56,668)	(2,250,530)	(50,191)
Air Lease Corp.	(157,193)	(4,030,373)	(1,018,666)
Akorn, Inc.	(584,665)	(14,368,729)	611,562
Alaska Air Group, Inc.	(35,270)	(2,560,445)	(332,400)
Albemarle Corp.	(372,888)	(18,603,382)	(5,235,348)
Alcoa, Inc.	(656,081)	(5,123,993)	(1,161,263)
Alere, Inc.	(13,834)	(735,139)	35,000
Alexion Pharmaceuticals, Inc.	(110,734)	(15,110,762)	(305,626)
Align Technology, Inc.	(168,960)	(9,938,016)	(2,343,686)
Alliance Data Systems Corp.	(58,676)	(10,392,693)	(2,516,027)
Ally Financial, Inc.	(415,477)	(6,730,727)	(1,047,002)
AMC Networks, Inc.	(28,656)	(1,829,972)	(30,948)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
American Express Co.	(127,430)	$(6,872,481)	$(951,721)
Ameriprise Financial, Inc.	(9,268)	(733,748)	(137,537)
AMETEK, Inc.	(106,722)	(4,884,201)	(449,765)
Amphenol Corp.	(240,450)	(11,791,668)	(2,111,151)
AmTrust Financial Services, Inc.	(51,522)	(1,362,757)	29,368
Anadarko Petroleum Corp.	(21,534)	(967,740)	(35,098)
Antero Resources Corp.	(71,130)	(1,758,674)	(10,329)
Apache Corp.	(79,244)	(3,242,447)	(625,452)
Apple, Inc.	(7,978)	(805,223)	(64,299)
Applied Materials, Inc.	(97,115)	(1,723,593)	(333,303)
Arch Capital Group Ltd.	(45,307)	(3,081,131)	(140,196)
Arista Networks, Inc.	(91,075)	(4,826,975)	(919,858)
ARRIS International plc	(270,528)	(6,249,197)	48,695
Artisan Partners Asset Management, Inc.	(40,918)	(1,140,119)	(121,792)
Ascena Retail Group, Inc.	(228,308)	(1,580,083)	(945,004)
Associated Banc-Corp.	(20,939)	(351,985)	(23,661)
Assured Guaranty Ltd.	(142,333)	(3,295,205)	(305,820)
AT&T, Inc.	(123,486)	(4,525,762)	(311,185)
athenahealth, Inc.	(28,526)	(3,393,528)	(565,310)
Autodesk, Inc.	(97,334)	(4,754,450)	(921,096)
AutoNation, Inc.	(85,762)	(4,429,511)	426,141
AutoZone, Inc.	(6,288)	(4,386,383)	(623,204)
Avis Budget Group, Inc.	(269,308)	(6,703,076)	(665,191)
Avon Products, Inc.	(616,546)	(2,114,753)	(850,833)
Axalta Coating Systems Ltd.	(18,413)	(494,481)	(43,178)
B/E Aerospace, Inc.	(305,592)	(12,631,276)	(1,462,627)
Ball Corp.	(31,106)	(2,030,272)	(187,275)
BancorpSouth, Inc.	(33,478)	(658,512)	(54,904)
Bank of America Corp.	(4,563)	(61,668)	(23)
Bank of Hawaii Corp.	(14,996)	(919,105)	(104,822)
Bank of the Ozarks, Inc.	(54,897)	(2,204,441)	(99,586)
BankUnited, Inc.	(51,926)	(1,651,247)	(137,085)
BB&T Corp.	(163,702)	(5,274,296)	(172,070)
Becton Dickinson and Co.	(63,905)	(8,584,998)	(1,117,059)
Bed Bath & Beyond, Inc.	(74,827)	(3,267,695)	(446,717)
Belden, Inc.	(11,718)	(535,981)	(183,270)
BioMarin Pharmaceutical, Inc.	(61,154)	(4,885,539)	(158,443)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Bio-Techne Corp.	(93,805)	$(7,993,015)	$(873,433)
Black Hills Corp.	(124,227)	(6,592,260)	(877,509)
Black Knight Financial Services, Inc.	(53,073)	(1,451,269)	(195,586)
BlackRock, Inc.	(17,811)	(5,245,874)	(820,018)
Bluebird Bio, Inc.	(19,165)	(1,062,387)	247,874
BorgWarner, Inc.	(407,777)	(12,074,277)	(3,584,360)
Boston Beer Co., Inc. (The)	(8,676)	(1,564,196)	(41,471)
Bristol-Myers Squibb Co.	(22,707)	(1,497,806)	47,283
Brown & Brown, Inc.	(40,860)	(1,313,425)	(149,363)
Brown-Forman Corp.	(123,335)	(11,859,773)	(285,025)
Buffalo Wild Wings, Inc.	(43,461)	(6,084,540)	(352,903)
Cabela’s, Inc.	(400,335)	(16,149,514)	(3,342,797)
Cabot Oil & Gas Corp.	(59,620)	(1,167,956)	(186,014)
Cadence Design Systems, Inc.	(148,666)	(2,946,560)	(558,984)
CalAtlantic Group, Inc.	(281,698)	(8,238,107)	(1,176,240)
Calpine Corp.	(415,002)	(6,050,729)	(244,851)
Campbell Soup Co.	(79,725)	(4,561,067)	(524,591)
CarMax, Inc.	(335,794)	(14,392,131)	(2,766,943)
Carpenter Technology Corp.	(114,826)	(3,113,040)	(817,454)
Cathay General Bancorp	(35,298)	(978,724)	(21,268)
CBOE Holdings, Inc.	(34,224)	(2,128,672)	(107,182)
CBS Corp.	(125,304)	(5,344,216)	(1,558,782)
Celgene Corp.	(38,507)	(3,869,954)	15,788
Centene Corp.	(21,266)	(1,236,145)	(73,202)
Cerner Corp.	(110,543)	(5,933,614)	79,256
CF Industries Holdings, Inc.	(217,156)	(7,650,671)	845,002
CH Robinson Worldwide, Inc.	(65,306)	(4,551,175)	(296,489)
Charter Communications, Inc.	(16,493)	(3,049,712)	(288,966)
Cheniere Energy, Inc.	(244,484)	(5,980,079)	(2,290,815)
Chevron Corp.	(71,786)	(5,952,495)	(895,889)
Chipotle Mexican Grill, Inc.	(29,289)	(13,330,473)	(463,767)
Choice Hotels International, Inc.	(2,033)	(106,734)	(3,150)
Church & Dwight Co., Inc.	(31,761)	(2,810,531)	(117,198)
Ciena Corp.	(399,720)	(7,111,019)	(491,656)
Cimarex Energy Co.	(3,447)	(282,482)	(52,808)
Cincinnati Financial Corp.	(107,672)	(6,604,551)	(432,891)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CIT Group, Inc.	(342,716)	$(9,164,226)	$(1,470,252)
CLARCOR, Inc.	(11,535)	(532,802)	(133,806)
CME Group, Inc.	(49,647)	(4,632,562)	(136,033)
CMS Energy Corp.	(130,317)	(5,210,328)	(320,326)
Coach, Inc.	(121,084)	(4,122,910)	(731,347)
Cobalt International Energy, Inc.	(39,877)	(136,316)	17,881
Cognex Corp.	(61,593)	(2,093,981)	(305,066)
Colfax Corp.	(235,672)	(5,881,556)	(856,306)
Colgate-Palmolive Co.	(52,951)	(3,488,412)	(252,576)
Commerce Bancshares, Inc.	(34,903)	(1,434,164)	(134,726)
CommScope Holding Co., Inc.	(281,502)	(6,269,677)	(1,589,859)
Community Health Systems, Inc.	(12,541)	(211,175)	(20,959)
CommVault Systems, Inc.	(72,300)	(2,523,993)	(597,198)
Compass Minerals International, Inc.	(90,893)	(6,550,621)	109,943
Concho Resources, Inc.	(43,783)	(3,746,949)	(676,885)
ConocoPhillips	(2,379)	(99,161)	3,359
CONSOL Energy, Inc.	(609,281)	(4,587,886)	(2,290,897)
Cooper Cos., Inc. (The)	(31,385)	(4,060,612)	(771,736)
Copart, Inc.	(80,819)	(2,923,126)	(371,864)
Corning, Inc.	(613,878)	(11,338,327)	(1,485,585)
CoStar Group, Inc.	(33,657)	(5,224,403)	(1,108,835)
Covanta Holding Corp.	(334,685)	(4,476,676)	(1,166,113)
Cree, Inc.	(96,464)	(2,832,183)	25,081
CST Brands, Inc.	(5,741)	(193,414)	(26,409)
Cullen/Frost Bankers, Inc.	(216,832)	(10,746,303)	(1,203,308)
CVR Energy, Inc.	(22,155)	(611,921)	33,676
CVS Health Corp.	(52,491)	(4,750,960)	(693,931)
Cypress Semiconductor Corp.	(1,487,512)	(9,960,746)	(2,921,107)
Danaher Corp.	(32,199)	(2,743,033)	(311,364)
DaVita HealthCare Partners, Inc.	(123,062)	(7,660,610)	(1,369,680)
Deckers Outdoor Corp.	(59,094)	(3,120,208)	(420,113)
Deere & Co.	(109,445)	(8,545,466)	119,295
Deluxe Corp.	(16,464)	(902,291)	(126,544)
Denbury Resources, Inc.	(138,309)	(161,822)	(145,224)
DeVry Education Group, Inc.	(126,337)	(2,218,532)	36,692
DexCom, Inc.	(13,566)	(924,279)	3,012
Diamond Offshore Drilling, Inc.	(190,551)	(3,309,871)	(830,802)
Diebold, Inc.	(140,777)	(3,648,969)	(420,894)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Discovery Communications, Inc.	(420,388)	$(10,391,991)	$(1,643,717)
DISH Network Corp.	(6,248)	(311,347)	22,315
Dolby Laboratories, Inc.	(131,334)	(4,900,255)	(807,521)
Dollar Tree, Inc.	(134,257)	(10,101,497)	(969,336)
Dominion Resources, Inc.	(275,030)	(19,370,363)	(1,289,891)
Domino’s Pizza, Inc.	(24,228)	(2,558,961)	(635,743)
Donaldson Co., Inc.	(242,646)	(7,245,577)	(497,257)
Dover Corp.	(34,914)	(2,029,551)	(216,467)
DreamWorks Animation SKG, Inc.	(86,740)	(1,903,076)	(261,087)
DSW, Inc.	(191,035)	(4,477,860)	(802,347)
Duke Energy Corp.	(17,185)	(1,356,412)	(30,074)
Dun & Bradstreet Corp. (The)	(7,258)	(643,537)	(104,618)
Dunkin’ Brands Group, Inc.	(435,798)	(17,855,522)	(2,701,070)
E*TRADE Financial Corp.	(56,920)	(1,185,644)	(208,327)
Eastman Chemical Co.	(8,342)	(487,423)	(115,120)
Eaton Vance Corp.	(123,164)	(3,487,742)	(640,716)
Ecolab, Inc.	(103,873)	(11,135,186)	(448,731)
Envision Healthcare Holdings, Inc.	(423,353)	(8,363,035)	(273,366)
Esterline Technologies Corp.	(31,690)	(1,668,479)	(361,900)
Eversource Energy	(193,695)	(10,645,365)	(654,801)
Exelon Corp.	(219,070)	(7,025,201)	(830,649)
Expeditors International of Washington, Inc.	(115,440)	(5,298,696)	(335,930)
Exxon Mobil Corp.	(124,685)	(9,984,775)	(437,644)
F5 Networks, Inc.	(10,835)	(949,254)	(197,630)
FactSet Research Systems, Inc.	(17,522)	(2,410,852)	(244,257)
Fastenal Co.	(28,298)	(1,227,001)	(159,601)
Federated Investors, Inc.	(210,038)	(5,075,216)	(984,381)
FedEx Corp.	(25,776)	(3,344,952)	(849,319)
FEI Co.	(73,550)	(5,193,366)	(1,353,320)
First American Financial Corp.	(60,964)	(2,019,041)	(304,297)
First Data Corp.	(68,788)	(906,268)	16,151
First Horizon National Corp.	(577,542)	(6,971,650)	(594,150)
First Republic Bank	(79,365)	(4,595,234)	(693,650)
FirstMerit Corp.	(8,073)	(155,486)	(14,451)
FleetCor Technologies, Inc.	(62,714)	(7,141,243)	(2,187,464)
FLIR Systems, Inc.	(119,899)	(3,448,295)	(502,377)
Flowers Foods, Inc.	(166,840)	(3,233,350)	153,484
Flowserve Corp.	(211,755)	(8,387,535)	(1,016,505)
Fluor Corp.	(25,758)	(1,111,715)	(271,489)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
FMC Corp.	(447,224)	$(15,442,645)	$(2,611,788)
FNF Group	(135,720)	(4,111,183)	(489,725)
Ford Motor Co.	(582,345)	(6,609,616)	(1,252,042)
Fortinet, Inc.	(12,185)	(290,490)	(82,736)
Fortune Brands Home & Security, Inc.	(64,668)	(3,050,186)	(573,809)
Fossil Group, Inc.	(95,449)	(3,213,768)	(1,026,077)
Franklin Resources, Inc.	(306,334)	(9,830,258)	(2,132,085)
Freeport-McMoRan, Inc.	(537,406)	(2,687,030)	(2,869,748)
Frontier Communications Corp.	(866,859)	(3,744,831)	(1,100,911)
FTI Consulting, Inc.	(82,725)	(2,908,611)	(28,954)
Gannett Co., Inc.	(2,887)	(44,492)	783
Gap, Inc. (The)	(239,166)	(5,565,393)	(1,466,088)
GATX Corp.	(65,249)	(2,744,782)	(354,546)
GCP Applied Technologies, Inc.	(80,058)	(1,352,980)	(243,376)
General Electric Co.	(194,656)	(5,504,872)	(683,243)
Genesee & Wyoming, Inc.	(129,406)	(7,152,233)	(961,524)
Gentex Corp.	(645,901)	(8,791,222)	(1,342,965)
Genworth Financial, Inc.	(1,259,726)	(2,291,426)	(1,147,626)
Global Payments, Inc.	(83,434)	(4,532,311)	(915,930)
Graco, Inc.	(98,145)	(7,114,394)	(1,125,860)
Greif, Inc.	(25,967)	(674,835)	(175,584)
H&R Block, Inc.	(84,526)	(2,347,879)	114,702
Hain Celestial Group, Inc. (The)	(268,780)	(9,173,461)	(1,822,328)
Halyard Health, Inc.	(109,751)	(2,703,611)	(449,535)
Hancock Holding Co.	(188,248)	(4,336,830)	14,656
Hanesbrands, Inc.	(138,791)	(3,424,147)	(509,190)
Harley-Davidson, Inc.	(60,398)	(2,347,893)	(752,336)
Harris Corp.	(77,456)	(5,633,375)	(397,349)
Helmerich & Payne, Inc.	(15,095)	(724,862)	(161,517)
Henry Schein, Inc.	(20,495)	(3,047,773)	(490,279)
Hershey Co. (The)	(79,815)	(7,168,983)	(181,180)
Hexcel Corp.	(264,218)	(10,486,897)	(1,062,071)
HMS Holdings Corp.	(16,993)	(182,505)	(61,345)
Hormel Foods Corp.	(13,505)	(587,886)	3,930
Huntington Bancshares, Inc.	(178,448)	(1,716,331)	13,937
IDEXX Laboratories, Inc.	(253,842)	(17,385,639)	(2,495,267)
Illumina, Inc.	(134,076)	(18,702,261)	(3,032,799)
Intel Corp.	(87,580)	(2,523,180)	(310,033)
InterDigital, Inc.	(45,496)	(1,933,125)	(598,727)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
International Business Machines Corp.	(32,326)	$(4,010,687)	$(885,086)
International Flavors & Fragrances, Inc.	(32,885)	(3,809,279)	67,953
Intuitive Surgical, Inc.	(7,979)	(4,059,875)	(735,903)
IPG Photonics Corp.	(85,623)	(7,026,223)	(1,200,434)
ITC Holdings Corp.	(322,383)	(12,460,103)	(1,586,124)
j2 Global, Inc.	(12,400)	(904,439)	140,847
Jacobs Engineering Group, Inc.	(18,124)	(643,402)	(145,898)
Janus Capital Group, Inc.	(47,544)	(607,883)	(87,686)
JB Hunt Transport Services, Inc.	(60,927)	(4,576,836)	(555,654)
JC Penney Co., Inc.	(102,092)	(754,460)	(374,678)
JM Smucker Co. (The)	(44,287)	(5,639,949)	(110,275)
Johnson & Johnson	(25,056)	(2,554,960)	(156,099)
Joy Global, Inc.	(110,088)	(1,183,446)	(585,668)
Juno Therapeutics, Inc.	(15,040)	(656,768)	83,895
Kansas City Southern	(180,784)	(14,207,815)	(1,240,178)
Kellogg Co.	(13,293)	(949,120)	(68,459)
Kennametal, Inc.	(23,806)	(418,033)	(117,364)
KeyCorp.	(80,365)	(855,084)	(32,146)
Kinder Morgan, Inc.	(215,165)	(3,143,561)	(699,286)
KLX, Inc.	(137,675)	(3,791,439)	(633,435)
Knowles Corp.	(199,399)	(2,368,860)	(259,219)
Kohl’s Corp.	(89,883)	(3,721,156)	(468,290)
Kosmos Energy Ltd.	(153,573)	(685,384)	(208,410)
Laboratory Corp. of America Holdings	(57,051)	(5,849,439)	(832,945)
Landstar System, Inc.	(72,260)	(4,400,121)	(268,597)
Laredo Petroleum, Inc.	(72,409)	(441,695)	(132,508)
Las Vegas Sands Corp.	(147,256)	(5,828,392)	(1,781,798)
Legg Mason, Inc.	(133,165)	(3,557,396)	(1,060,766)
Lennar Corp.	(185,974)	(7,145,121)	(1,848,582)
Leucadia National Corp.	(218,970)	(3,314,345)	(226,400)
Level 3 Communications, Inc.	(12,327)	(546,333)	(105,149)
Lexmark International, Inc.	(1,353)	(34,258)	(10,973)
Linear Technology Corp.	(93,912)	(3,841,940)	(342,779)
Lions Gate Entertainment Corp.	(367,077)	(7,211,521)	(809,111)
Loews Corp.	(109,601)	(3,987,284)	(206,050)
LPL Financial Holdings, Inc.	(9,066)	(244,510)	19,673

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
M&T Bank Corp.	(4,326)	$(473,937)	$(6,249)
Manitowoc Co., Inc. (The)	(233,296)	(3,305,804)	2,295,633
Manitowoc Foodservice, Inc.	(233,296)	—	(3,438,783)
Marathon Oil Corp.	(267,853)	(2,967,115)	(16,768)
Markel Corp.	(1,817)	(1,508,928)	(111,055)
MarketAxess Holdings, Inc.	(4,498)	(555,002)	(6,483)
Marriott International, Inc.	(5,391)	(327,611)	(56,120)
Marsh & McLennan Cos., Inc.	(371,240)	(20,566,841)	(2,000,839)
Mattel, Inc.	(293,993)	(9,163,762)	(720,283)
MAXIMUS, Inc.	(62,460)	(2,977,767)	(310,127)
McCormick & Co., Inc.	(65,748)	(5,801,604)	(739,008)
McDonald’s Corp.	(6,981)	(816,847)	(60,525)
MDC Holdings, Inc.	(112,743)	(2,228,929)	(596,410)
MDU Resources Group, Inc.	(39,183)	(659,240)	(103,261)
Mead Johnson Nutrition Co.	(101,307)	(6,880,771)	(1,727,284)
MEDNAX, Inc.	(140,650)	(9,274,969)	186,166
Memorial Resource Development Corp.	(34,747)	(392,641)	38,917
Mercury General Corp.	(27,666)	(1,385,317)	(150,146)
Mettler-Toledo International, Inc.	(13,036)	(4,002,052)	(492,239)
Microchip Technology, Inc.	(196,052)	(8,208,735)	(1,240,971)
Microsemi Corp.	(21,711)	(769,985)	(61,763)
Middleby Corp. (The)	(105,774)	(9,071,120)	(2,222,370)
Monsanto Co.	(27,808)	(2,549,994)	110,120
Moody’s Corp.	(56,847)	(4,549,465)	(939,681)
Mosaic Co. (The)	(44,026)	(1,342,652)	153,950
MSC Industrial Direct Co., Inc.	(73,326)	(4,912,109)	(683,398)
Murphy Oil Corp.	(84,553)	(2,150,659)	20,769
Mylan NV	(51,415)	(2,608,797)	225,712
National Fuel Gas Co.	(44,980)	(2,021,401)	(229,848)
National Instruments Corp.	(93,921)	(2,563,553)	(264,409)
National Oilwell Varco, Inc.	(232,370)	(6,404,117)	(822,590)
Navient Corp.	(589,524)	(5,185,743)	(1,870,860)
NetApp, Inc.	(82,380)	(2,186,750)	(61,400)
Netflix, Inc.	(29,234)	(2,521,962)	(466,629)
NetScout Systems, Inc.	(145,070)	(2,892,096)	(440,162)
NetSuite, Inc.	(224,079)	(12,094,283)	(3,252,888)
Newell Rubbermaid, Inc.	(174,324)	(5,984,506)	(1,736,304)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
NewMarket Corp.	(7,632)	$(2,547,981)	$(476,275)
NextEra Energy, Inc.	(28,530)	(3,262,628)	(113,612)
Nielsen Holdings plc	(204,524)	(9,230,168)	(1,540,066)
Noble Energy, Inc.	(104,826)	(2,920,452)	(372,132)
Nordson Corp.	(88,577)	(5,228,700)	(1,506,695)
Nordstrom, Inc.	(65,892)	(3,317,003)	(452,678)
Northern Trust Corp.	(5,381)	(312,044)	(38,636)
Norwegian Cruise Line Holdings Ltd.	(24,871)	(1,226,615)	(148,502)
NOW, Inc.	(19,449)	(254,198)	(90,438)
NRG Energy, Inc.	(403,974)	(4,379,078)	(876,624)
NVIDIA Corp.	(10,522)	(268,206)	(106,693)
Occidental Petroleum Corp.	(36,288)	(2,410,938)	(72,250)
Oceaneering International, Inc.	(52,589)	(1,511,539)	(236,519)
OGE Energy Corp.	(335,066)	(8,828,217)	(764,722)
Old Dominion Freight Line, Inc.	(43,673)	(2,848,821)	(191,693)
Olin Corp.	(103,401)	(1,436,645)	(359,431)
ONE Gas, Inc.	(3,845)	(224,125)	(10,804)
ONEOK, Inc.	(381,902)	(8,213,477)	(3,190,117)
OPKO Health, Inc.	(129,953)	(1,348,275)	(1,936)
Oracle Corp.	(109,950)	(3,857,046)	(641,009)
O’Reilly Automotive, Inc.	(12,270)	(2,899,278)	(458,530)
Oshkosh Corp.	(128,535)	(3,991,012)	(1,262,214)
Owens & Minor, Inc.	(117,671)	(4,352,650)	(403,612)
Owens-Illinois, Inc.	(88,401)	(1,204,746)	(206,134)
PACCAR, Inc.	(1,743)	(93,157)	(2,168)
PacWest Bancorp	(88,462)	(2,984,206)	(302,157)
Palo Alto Networks, Inc.	(6,378)	(877,926)	(162,581)
Pandora Media, Inc.	(311,098)	(3,506,074)	721,747
Panera Bread Co.	(12,205)	(2,254,508)	(245,443)
PAREXEL International Corp.	(70,671)	(4,178,654)	(254,538)
Patterson Cos., Inc.	(109,249)	(4,613,616)	(469,740)
Paychex, Inc.	(82,782)	(3,862,608)	(608,448)
PayPal Holdings, Inc.	(119,299)	(4,645,695)	40,753
Penske Automotive Group, Inc.	(64,573)	(2,183,968)	(263,348)
Platform Specialty Products Corp.	(1,069,653)	(6,685,331)	(2,513,685)
Polaris Industries, Inc.	(115,757)	(9,107,001)	(2,292,748)
PolyOne Corp.	(12,592)	(313,919)	(66,989)
Popular, Inc.	(13,058)	(332,480)	(41,109)
Post Holdings, Inc.	(116,789)	(7,320,335)	(711,245)
PPL Corp.	(283,185)	(10,225,418)	(555,435)
Praxair, Inc.	(94,628)	(9,824,279)	(1,005,896)
Premier, Inc.	(45,116)	(1,468,321)	(36,749)
Priceline Group, Inc. (The)	(946)	(937,760)	(281,596)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Primerica, Inc.	(44,529)	$(1,871,127)	$(111,750)
Principal Financial Group, Inc.	(277,962)	(10,075,925)	(889,676)
Prosperity Bancshares, Inc.	(86,060)	(3,561,734)	(430,589)
PulteGroup, Inc.	(395,542)	(6,604,977)	(795,614)
Qorvo, Inc.	(151,166)	(5,336,780)	(2,283,498)
QUALCOMM, Inc.	(11,484)	(500,817)	(86,475)
Quest Diagnostics, Inc.	(39,916)	(2,416,914)	(435,084)
Questar Corp.	(116,802)	(2,908,370)	11,680
Ralph Lauren Corp.	(1,208)	(101,110)	(15,172)
Range Resources Corp.	(181,200)	(5,080,848)	(786,408)
Regal Entertainment Group	(48,454)	(875,564)	(148,754)
Regeneron Pharmaceuticals, Inc.	(14,494)	(5,321,637)	97,420
RenaissanceRe Holdings Ltd.	(16,818)	(1,902,957)	(112,344)
Rent-A-Center, Inc.	(320,844)	(3,664,475)	(1,420,903)
ResMed, Inc.	(139,892)	(7,999,025)	(89,531)
Rice Energy, Inc.	(128,410)	(1,216,043)	(576,561)
Rockwell Collins, Inc.	(150,925)	(12,372,930)	(1,543,865)
Roper Technologies, Inc.	(10,657)	(1,724,622)	(223,158)
Rovi Corp.	(210,061)	(3,735,935)	(572,416)
RPC, Inc.	(61,075)	(777,334)	(88,709)
RPM International, Inc.	(7,200)	(274,464)	(66,312)
Ryder System, Inc.	(5,296)	(330,420)	(12,655)
salesforce.com, Inc.	(74,736)	(4,284,615)	(1,233,144)
Sally Beauty Holdings, Inc.	(111,967)	(3,379,164)	(246,327)
Santander Consumer USA Holdings, Inc.	(177,145)	(1,708,946)	(149,305)
SBA Communications Corp.	(70,514)	(6,045,870)	(1,017,517)
Schlumberger Ltd.	(96,493)	(6,542,225)	(574,133)
Science Applications International Corp.	(1,780)	(81,572)	(13,374)
Scripps Networks Interactive, Inc.	(179,404)	(9,867,220)	(1,883,742)
Seagate Technology plc	(167,003)	(5,381,529)	(371,724)
Seattle Genetics, Inc.	(175,864)	(5,133,849)	(1,037,218)
Sempra Energy	(2,575)	(249,647)	(18,282)
Semtech Corp.	(36,988)	(599,945)	(213,421)
ServiceNow, Inc.	(89,831)	(4,358,600)	(1,137,260)
Silgan Holdings, Inc.	(31,214)	(1,601,590)	(58,058)
Silicon Laboratories, Inc.	(28,495)	(1,114,289)	(166,846)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Sirius XM Holdings, Inc.	(4,046,850)	$(13,556,948)	$(2,428,110)
Six Flags Entertainment Corp.	(123,432)	(5,893,878)	(955,364)
Skyworks Solutions, Inc.	(48,669)	(3,318,165)	(473,151)
SLM Corp.	(259,203)	(1,435,474)	(213,057)
SM Energy Co.	(70,187)	(890,903)	(424,401)
Sonoco Products Co.	(11,259)	(482,905)	(63,944)
Sotheby’s	(265,910)	(6,084,021)	(1,023,754)
Southern Co. (The)	(377,106)	(18,553,615)	(954,078)
Southwest Airlines Co.	(108,909)	(4,217,591)	(661,533)
Southwestern Energy Co.	(34,641)	(289,945)	10,392
Spectra Energy Corp.	(438,899)	(12,793,906)	(636,404)
Spectrum Brands Holdings, Inc.	(41,984)	(4,040,628)	(547,384)
Spirit Airlines, Inc.	(24,682)	(1,054,662)	(129,581)
Splunk, Inc.	(211,863)	(6,762,667)	(3,603,790)
Sprouts Farmers Market, Inc.	(619,608)	(13,879,219)	(4,114,197)
SS&C Technologies Holdings, Inc.	(16,081)	(986,552)	(33,305)
St. Jude Medical, Inc.	(18,736)	(999,872)	(30,608)
State Street Corp.	(36,356)	(2,103,866)	(23,687)
Stericycle, Inc.	(109,858)	(11,670,862)	(2,192,119)
STERIS plc	(84,883)	(5,648,117)	(382,821)
SunPower Corp.	(165,646)	(3,878,478)	177,946
SVB Financial Group	(6,684)	(680,838)	(1,265)
Synaptics, Inc.	(617)	(44,103)	(5,096)
Synovus Financial Corp.	(151)	(4,115)	(251)
T Rowe Price Group, Inc.	(59,835)	(3,978,429)	(417,050)
Tableau Software, Inc.	(19,045)	(747,135)	(126,459)
Targa Resources Corp.	(4,732)	(143,142)	1,845
Teledyne Technologies, Inc.	(5,913)	(461,214)	(59,958)
Tenet Healthcare Corp.	(520,171)	(12,593,340)	(2,455,207)
Teradata Corp.	(97,696)	(2,207,930)	(355,613)
Tesla Motors, Inc.	(5,673)	(841,022)	(462,463)
Tiffany & Co.	(61,879)	(3,847,017)	(693,664)
Time, Inc.	(11,101)	(161,068)	(10,332)
T-Mobile US, Inc.	(34,959)	(1,184,761)	(154,169)
Tractor Supply Co.	(56,776)	(4,624,405)	(511,552)
TransDigm Group, Inc.	(129,727)	(24,368,877)	(4,215,170)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
TreeHouse Foods, Inc.	(93,303)	$(7,238,447)	$(855,589)
TRI Pointe Group, Inc.	(39,124)	(363,462)	(97,419)
Trimble Navigation Ltd.	(215,326)	(4,052,435)	(1,287,649)
TripAdvisor, Inc.	(107,835)	(5,832,795)	(1,338,232)
Triumph Group, Inc.	(203,781)	(5,218,121)	(1,196,904)
Trustmark Corp.	(5,206)	(112,866)	(7,028)
Tupperware Brands Corp.	(60,876)	(2,874,126)	(655,465)
Twenty-First Century Fox, Inc.	(315,643)	(7,764,399)	(1,035,727)
Twitter, Inc.	(150,590)	(2,168,496)	(323,769)
Ultimate Software Group, Inc. (The)	(50,366)	(7,836,347)	(1,909,474)
Umpqua Holdings Corp.	(153,147)	(2,255,855)	(173,056)
Under Armour, Inc.	(232,360)	(16,811,246)	(2,899,853)
Union Pacific Corp.	(38,303)	(2,953,927)	(93,076)
United Natural Foods, Inc.	(154,933)	(5,123,634)	(1,120,166)
United Parcel Service, Inc.	(47,646)	(4,646,914)	(378,309)
United Rentals, Inc.	(43,183)	(1,933,735)	(751,816)
United Technologies Corp.	(136,991)	(11,951,095)	(1,761,704)
US Bancorp.	(26,803)	(1,056,038)	(31,896)
USG Corp.	(477,884)	(9,199,267)	(2,657,035)
Valley National Bancorp	(523,161)	(4,671,629)	(319,327)
Valspar Corp. (The)	(47,950)	(3,890,184)	(1,241,426)
Varian Medical Systems, Inc.	(81,924)	(6,133,650)	(421,909)
Veeva Systems, Inc.	(194,477)	(4,251,239)	(618,465)
Verisk Analytics, Inc.	(162,234)	(10,994,598)	(1,971,143)
Vertex Pharmaceuticals, Inc.	(54,038)	(4,454,094)	158,613
Vista Outdoor, Inc.	(13,906)	(621,181)	(100,679)
VMware, Inc.	(61,307)	(2,687,699)	(519,270)
Wabtec Corp.	(105,842)	(6,439,821)	(1,952,391)
Waddell & Reed Financial, Inc.	(28,188)	(674,440)	10,894
Walgreens Boots Alliance, Inc.	(57,234)	(4,288,544)	(532,849)
Waters Corp.	(24,086)	(2,789,881)	(387,544)
Webster Financial Corp.	(219)	(7,231)	(631)
WEC Energy Group, Inc.	(485,870)	(27,862,891)	(1,323,320)
Wendy’s Co. (The)	(321,604)	(3,122,775)	(379,493)
WESCO International, Inc.	(23,039)	(955,658)	(303,884)
Westar Energy, Inc.	(1,115)	(50,164)	(5,151)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Western Union Co. (The)	(482,288)	$(8,198,896)	$(1,104,440)
WestRock Co.	(218,554)	(7,222,306)	(1,307,856)
WEX, Inc.	(5,446)	(323,983)	(129,996)
WhiteWave Foods Co. (The)	(227,395)	(7,947,962)	(1,293,370)
Whiting Petroleum Corp.	(199,248)	(1,127,744)	(462,255)
Whole Foods Market, Inc.	(254,129)	(7,384,989)	(520,964)
Williams-Sonoma, Inc.	(95,979)	(5,065,333)	(188,557)
WisdomTree Investments, Inc.	(1,010,040)	(10,939,794)	(604,963)
Woodward, Inc.	(68,970)	(3,020,196)	(567,623)
Workday, Inc.	(153,984)	(7,529,818)	(4,302,313)
World Fuel Services Corp.	(8,383)	(304,471)	(102,776)
WR Berkley Corp.	(28,357)	(1,467,420)	(126,243)
WR Grace & Co.	(80,058)	(5,468,762)	(229,766)
Wynn Resorts Ltd.	(133,637)	(7,811,083)	(4,674,622)
Xcel Energy, Inc.	(197,309)	(7,817,383)	(434,080)
Yahoo!, Inc.	(338,630)	(9,082,057)	(3,382,914)
Yelp, Inc.	(3,631)	(80,427)	8,242
Zebra Technologies Corp.	(124,467)	(6,805,856)	(1,782,367)
Zillow Group, Inc.	(107,057)	(1,949,529)	(590,933)
Zimmer Biomet Holdings, Inc.	(206,331)	(18,961,819)	(3,039,256)
Zions Bancorporation	(331,091)	(6,877,548)	(1,138,165)

			(299,097,257)

Total of Short Equity Positions			(310,427,431)

Total of Long and Short Equity Positions			(3,436,605)

Net Cash and Other Receivables/ (Payables) (b)			597,907

Swaps, at Value			$(2,838,698)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Stockholm Interbank Offered Rate plus or minus a specified spread, which is denominated in SEK based on the local currencies of the positions within the swap.	59-61 months maturity 01/14/2021	$2,182,987

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Sweden
BillerudKorsnas AB	68,980	$1,153,203	$(27,146)
Boliden AB	357,617	5,130,291	574,308
Electrolux AB	589,591	13,264,454	2,218,104
Husqvarna AB	544,313	3,388,810	585,972
Meda AB	51,882	580,677	383,531
NCC AB	13,727	458,465	41,161
Nibe Industrier AB	7,112	216,325	27,411
Saab AB	4,248	134,591	10,962
Securitas AB	223,742	3,219,799	480,111
Skanska AB	186,282	3,514,463	734,809
SSAB AB	575	2,039	29
Svenska Cellulosa AB SCA	294,507	8,623,705	562,197
Swedish Match AB	85,346	3,036,002	(142,936)
Telefonaktiebolaget LM Ericsson	272,029	2,543,455	180,292
TeliaSonera AB	204,877	1,000,793	60,793
Trelleborg AB	44,881	777,625	108,610

			5,798,208

Total of Long Equity Positions			5,798,208

Short Positions

Common Stocks
Luxembourg
Millicom International Cellular SA	(31,726)	(1,521,406)	(209,235)

Sweden
Alfa Laval AB	(157,855)	(2,697,242)	119,001
Assa Abloy AB	(50,183)	(1,018,935)	30,957
Atlas Copco AB	(228,195)	(5,171,620)	(555,470)
Elekta AB	(136,931)	(1,046,824)	24,788
Getinge AB	(49,085)	(1,162,876)	33,703
Hennes & Mauritz AB	(182,519)	(6,252,911)	177,919
Hexagon AB	(110,392)	(3,751,514)	(538,912)
Hexpol AB	(20,746)	(198,570)	(31,606)
Modern Times Group MTG AB	(60,972)	(1,641,552)	(182,764)
Nordea Bank AB	(357,530)	(3,780,575)	351,181

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Sweden (continued)
Sandvik AB	(724,694)	$(6,072,948)	$(1,411,661)
Skandinaviska Enskilda Banken AB	(142,397)	(1,431,104)	73,174
SKF AB	(35,425)	(622,107)	(16,485)
Svenska Handelsbanken AB	(269,441)	(3,433,876)	15,716
Swedbank AB	(154,074)	(3,322,847)	13,875
Tele2 AB	(57,953)	(532,631)	(3,764)
Volvo AB	(545,652)	(4,962,477)	(1,013,894)

			(2,914,242)

Total of Short Equity Positions			(3,123,477)

Total of Long and Short Equity Positions			2,674,731

Net Cash and Other Receivables/ (Payables) (b)			(491,744)

Swaps, at Value			$2,182,987

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	58-60 months maturity 01/14/2021	$81,347

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Belgium
Delhaize Group	88,289	$9,519,207	$(317,655)

Enel Green Power SpA	65,486	131,617	8,987
Italcementi SpA	43,982	511,314	4,164

			13,151

Netherlands
USG People NV	55,369	1,091,105	2,771

Rights
Italy
Enel Green Power SpA (3)	64,559	—	—

Total of Long Equity Positions and Rights			(301,733)

Short Positions

Common Stocks
Italy
Enel SpA	(31,844)	(132,824)	(8,347)

Netherlands
Koninklijke Ahold NV	(448,135)	(10,457,533)	391,833

Total of Short Equity Positions			383,486

Total of Long and Short Equity Positions and Rights			81,753

Net Cash and Other Receivables/ (Payables) (b)			(406)

Swaps, at Value			$81,347

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(3)	Level 3 security (See Note 5).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	59 months maturity 01/14/2021	$(16,335)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Switzerland
Syngenta AG	2,883	$1,211,954	$(16,383)

Net Cash and Other Receivables/ (Payables) (b)			48

Swaps, at Value			$(16,335)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	58-61 months maturity 01/14/2021	$14,884,098

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Progressive Waste Solutions Ltd.	396,299	$11,210,675	$1,086,483

United States
ADT Corp. (The)	234,402	9,486,521	184,905
Affymetrix, Inc.	1,766	24,482	259
AGL Resources, Inc.	280,539	17,894,955	379,356
Airgas, Inc.	104,064	14,461,288	278,337
Alere, Inc.	321,559	17,286,797	(1,012,696)
Allergan plc	101,657	29,398,032	(2,150,907)
Apollo Education Group, Inc.	217,721	1,792,612	(4,034)
Astoria Financial Corp.	864,752	12,574,066	1,123,605
Atmel Corp.	996,416	8,003,288	87,610
Baker Hughes, Inc.	715,146	28,898,074	2,446,775
Baxalta, Inc.	441,772	17,372,671	474,917
Cablevision Systems Corp.	755,850	23,793,476	1,149,574
Cameron International Corp.	363,751	21,807,794	2,581,711
Centene Corp.	1,845	109,072	4,525
Cigna Corp.	307,516	42,736,347	(532,852)
Cleco Corp.	381,594	20,180,246	887,559
Columbia Pipeline Group, Inc.	196,173	4,923,570	373
EMC Corp.	201,231	5,005,677	357,129
Fairchild Semiconductor International, Inc.	215,414	4,353,517	(45,237)
First Niagara Financial Group, Inc.	2,738,372	26,067,643	439,798
FirstMerit Corp.	540,583	10,240,826	1,138,446
Fresh Market, Inc. (The)	35,000	993,790	4,760
Hawaiian Electric Industries, Inc.	605,495	17,282,987	2,335,051
Heartland Payment Systems, Inc.	295,398	27,187,514	1,339,071
Humana, Inc.	185,386	30,494,852	3,421,517

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
ITC Holdings Corp.	51,444	$2,175,788	$65,627
Jarden Corp.	568,940	28,566,527	4,972,486
KLA-Tencor Corp.	456,400	30,161,250	3,069,234
Media General, Inc.	827,092	13,067,480	422,391
National Penn Bancshares, Inc.	825,158	9,308,392	(528,711)
Newport Corp.	34,400	783,905	7,295
Norfolk Southern Corp.	130,333	10,616,227	233,995
Office Depot, Inc.	3,145,762	15,559,661	6,775,249
Piedmont Natural Gas Co., Inc.	164,955	9,640,479	228,779
Pinnacle Entertainment, Inc.	43,189	1,239,956	275,978
Questar Corp.	554,160	13,770,946	(27,778)
Rite Aid Corp.	1,198,496	9,145,403	622,339
SanDisk Corp.	132,512	9,099,599	981,914
Starwood Hotels & Resorts Worldwide, Inc.	66,354	4,731,668	804,246
Talmer Bancorp, Inc.	348,237	5,504,503	795,105
TECO Energy, Inc.	728,024	19,742,479	300,022
Time Warner Cable, Inc.	44,773	8,694,772	466,679
Tyco International plc	4,400	149,186	12,338
Valspar Corp. (The)	32,500	3,464,196	13,954
Wilshire Bancorp, Inc.	149,703	1,523,977	17,964

			34,398,658

Total of Long Equity Positions			35,485,141

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Ireland
Shire plc	(63,604)	$(10,638,842)	$(294,685)

United States
Aetna, Inc.	(154,319)	(15,970,856)	(1,366,884)
American Homes 4 Rent	(1)	(15)	(1)
Anthem, Inc.	(157,952)	(21,561,053)	(392,696)
Ball Corp.	(10,150)	(696,290)	(27,303)
BB&T Corp.	(178,708)	(5,872,569)	(73,046)
Charter Communications, Inc.	(24,348)	(4,479,108)	(449,657)
Chemical Financial Corp.	(169,182)	(5,323,081)	(715,024)
DENTSPLY SIRONA, Inc.	(8,220)	(503,214)	(3,384)
Diebold, Inc.	(36,127)	(910,762)	(133,670)
Gaming and Leisure Properties, Inc.	(36,711)	(916,307)	(218,798)
Global Payments, Inc.	(214,805)	(12,735,348)	(1,291,418)
Halliburton Co.	(787,314)	(23,887,720)	(4,235,136)
Huntington Bancshares, Inc.	(994,837)	(8,414,197)	(1,076,548)
Interval Leisure Group, Inc.	(45,108)	(620,420)	(30,940)
Iron Mountain, Inc.	(24,232)	(595,138)	(226,569)
Johnson Controls, Inc.	(4,300)	(152,516)	(15,055)
KeyCorp.	(1,898,994)	(20,931,511)	(33,383)
Lam Research Corp.	(228,089)	(16,216,112)	(2,624,039)
Marriott International, Inc.	(23,148)	(1,696,225)	48,551
Microchip Technology, Inc.	(23,638)	(1,144,794)	5,442
Mylan NV	(4,270)	(193,677)	(4,237)
New York Community Bancorp, Inc.	(864,963)	(12,900,310)	(852,602)
Newell Rubbermaid, Inc.	(491,189)	(17,921,945)	(3,832,816)
Nexstar Broadcasting Group, Inc.	(103,288)	(4,758,652)	186,092
NextEra Energy, Inc.	(150,203)	(16,046,899)	(1,728,124)
Pfizer, Inc.	(1,139,260)	(34,708,280)	940,613
Schlumberger Ltd.	(263,924)	(17,095,217)	(2,369,178)
Snyder’s-Lance, Inc.	(10,853)	(345,849)	4,197
Staples, Inc.	(672,576)	(6,027,079)	(1,391,435)
Waste Connections, Inc.	(195,692)	(11,733,210)	(906,536)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Western Digital Corp.	(5,281)	$(241,817)	$(7,657)
Weyerhaeuser Co.	(3,951)	(88,889)	(33,513)

			(22,854,754)

Total of Short Equity Positions			(23,149,439)

Total of Long and Short Equity Positions			12,335,702

Net Cash and Other Receivables/ (Payables) (b)			2,548,396

Swaps, at Value			$14,884,098

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Stockholm Interbank Offered Rate plus or minus a specified spread, which is denominated in SEK based on the local currencies of the positions within the swap.	59 months maturity 01/14/2021	$(7,988)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Sweden
Meda AB	97,720	$1,824,092	$(8,002)

Net Cash and Other Receivables/ (Payables) (b)			14

Swaps, at Value			$(7,988)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Stockholm Interbank Offered Rate plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	59 months maturity 01/14/2021	$(249,746)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Canada
Canadian Pacific Railway Ltd.	(58,780)	$(7,623,934)	$(185,490)
Fortis, Inc.	(38,686)	(1,163,633)	(49,000)

			(234,490)

Total of Short Equity Positions			(234,490)

Net Cash and Other Receivables/ (Payables) (b)			(15,256)

Swaps, at Value			$(249,746)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
J.P. Morgan	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swaps.	59 months maturity 01/14/2021	$5,618

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
United Kingdom
SABMiller plc	26,391	$1,606,135	$5,771

Net Cash and Other Receivables/ (Payables) (b)			(153)

Swaps, at Value			$5,618

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	8-25 months maturity ranging from 07/27/2016 - 03/05/2018	$1,374,800

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Progressive Waste Solutions Ltd.	102,816	$3,015,419	$174,962

United States
FirstMerit Corp.	126,904	2,481,061	190,268
ITC Holdings Corp.	188,374	7,325,903	881,553
Norfolk Southern Corp.	21,730	2,075,884	(266,862)
Talmer Bancorp, Inc.	48,849	841,942	41,737
Time Warner Cable, Inc.	129,030	24,292,961	2,109,157

			2,955,853

Total of Long Equity Positions			3,130,815

Short Positions

Common Stocks
United States
Charter Communications, Inc.	(58,941)	(10,957,058)	(974,369)
Chemical Financial Corp.	(23,081)	(791,159)	(32,602)
Diebold, Inc.	(1,433)	(35,530)	(5,898)
Huntington Bancshares, Inc.	(218,274)	(1,897,673)	(184,661)
Mylan NV	(19,876)	(807,681)	(113,571)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Waste Connections, Inc.	(49,506)	$(3,048,570)	$(149,023)
Western Digital Corp.	(76,342)	(3,293,508)	(312,888)

			(1,773,012)

Total of Short Equity Positions			(1,773,012)

Total of Long and Short Equity Positions			1,357,803

Net Cash and Other Receivables/ (Payables) (b)			16,997

Swaps, at Value			$1,374,800

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Euro Overnight Index Average plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	13-25 months maturity 04/05/2017	$1,722,262

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Belgium
Delhaize Group	216,466	$21,824,012	$736,254

Finland
Nokia OYJ	11,045	76,221	(11,000)

Germany
Wincor Nixdorf AG	87,079	4,724,672	105,828

Italy
Ansaldo STS SpA	65,202	703,355	74,866
Enel Green Power SpA	6,001	12,788	96
Italcementi SpA	867,755	10,026,115	144,147

			219,109

Netherlands
TNT Express NV	2,618,245	22,775,085	714,340
USG People NV	256,194	5,004,440	56,959

			771,299

Rights
Italy
Enel Green Power SpA (3)	6,001	—	—

Total of Long Equity Positions and Rights			1,821,490

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Finland
Nokia OYJ	(22,222)	$(156,057)	$24,231

Italy
Enel SpA	(3,001)	(13,276)	(28)

Netherlands
Koninklijke Ahold NV	(1,099,559)	(24,063,683)	(633,855)

Total of Short Equity Positions			(609,652)

Total of Long and Short Equity Positions and Rights			1,211,838

Net Cash and Other Receivables/ (Payables) (b)			510,424

Swaps, at Value			$1,722,262

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(3)	Level 3 security (See Note 5).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays or receives the CAD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	11-25 months maturity ranging from 01/12/2017 - 02/13/2018	$(85,182)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Canada
Lake Shore Gold Corp.	2,257,226	$3,057,281	$227,537
RONA, Inc.	455,063	8,201,410	92,212

			319,749

Total of Long Equity Positions			319,749

Short Positions

Common Stocks
Canada
Canadian Pacific Railway Ltd.	(9,801)	(1,435,449)	133,303
Fortis, Inc.	(141,657)	(4,118,716)	(321,597)
Suncor Energy, Inc.	(1)	(24)	(4)

			(188,298)

United States
Tahoe Resources, Inc.	(331,261)	(3,093,018)	(227,882)

Total of Short Equity Positions			(416,180)

Total of Long and Short Equity Positions			(96,431)

Net Cash and Other Receivables/ (Payables) (b)			11,249

Swaps, at Value			$(85,182)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Stockholm Interbank Offered Rate plus orminus a specified spread, which is denominated in SEK based on the local currencies of the positions within the swap.	24 months maturity 02/14/2018	$333,060

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Sweden
Meda AB	434,924	$7,764,568	$318,334

Net Cash and Other Receivables/ (Payables) (b)			14,726

Swaps, at Value			$333,060

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE* *	VALUE ($)
Morgan Stanley Capital Services, Inc.	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	8-25 months maturity ranging from 07/27/2016 - 03/05/2018	$186,227

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
United States
Four Corners Property Trust, Inc.	16,032	$—	$287,773

Short Positions

Rights
United States
Leap Wireless International, Inc. (3)	(110,787)	(279,183)	(216,641)

Total of Long Equity Positions and Short Rights			71,132

Net Cash and Other Receivables/ (Payables) (b)			115,095

Swaps, at Value			$186,227

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(3)	Level 3 security (See Note 5).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Bank of America
Investment Companies	$1,370,785	$—	$1,370,785

Barclays Capital
Cash	—	71,415,070	71,415,070

CitiBank
Cash	—	1,104,738	1,104,738
Investment Companies	28,270,463	—	28,270,463

Deutsche Bank
Investment Companies	34,811,297	—	34,811,297

Goldman Sachs
Cash	—	9,161,234	9,161,234
Investment Companies	38,620,000	—	38,620,000

J.P. Morgan
Cash	—	16,607,204	16,607,204
Investment Companies	572,020,000	—	572,020,000

Morgan Stanley and Co. International plc
Cash	—	8,348,385	8,348,385

Morgan Stanley Capital Services, Inc.
Investment Companies	45,420,000	—	45,420,000

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CitiBank
Investment Companies	$1,580,000	$—	$1,580,000

Deutsche Bank
Investment Companies	160,222	—	160,222

Goldman Sachs
Cash	—	1,195,479	1,195,479

J.P. Morgan
Cash	—	2,744,116	2,744,116

Macquarie Capital
Investment Companies	1,860,167	—	1,860,167

Merrill Lynch
Investment Companies	300,049	—	300,049

Morgan Stanley and Co. International plc
Cash	—	3,774,213	3,774,213
U.S. Treasury Bills	—	13,986,000	13,986,000

Societe Generale
Investment Companies	1,910,486	—	1,910,486

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

	SHARES	VALUE (Note 5)
SHORT-TERM INVESTMENTS - 92.7%
Investment Companies - 48.8%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.200% ^(a)	2,245,699	$2,245,699
Dreyfus Treasury Cash Management, Class I, 0.180% ^(a)	8,982,795	8,982,795
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% ^(a)(b)	41,224,444	41,224,444
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.170% ^(a)(b)	710,385	710,385
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.180% ^(a)	11,228,493	11,228,493

Total Investment Companies (cost $64,391,816)		64,391,816

	PRINCIPAL AMOUNT (000’s)
U.S. Treasury Obligations - 43.9%
U.S. Treasury Bill, 0.476%, 09/08/2016 (c)	$1,621	1,618,535
U.S. Treasury Bill, 0.422%, 08/11/2016 ^(c)	17,221	17,201,058
U.S. Treasury Bill, 0.415%, 06/02/2016 ^(c)	910	909,755
U.S. Treasury Bill, 0.441%, 09/22/2016 (c)	1,301	1,298,628
U.S. Treasury Bill, 0.536%, 06/09/2016 (c)	2,641	2,640,078
U.S. Treasury Bill, 0.409%, 08/18/2016 (c)	1,058	1,056,630
U.S. Treasury Bill, 0.144%, 04/28/2016 (c)	1,125	1,124,855
U.S. Treasury Bill, 0.511%, 09/15/2016 (c)	1,302	1,300,018
U.S. Treasury Bill, 0.327%, 05/19/2016 ^(c)	30,723	30,717,624

Total U.S. Treasury Obligations (cost $57,847,625)		57,867,181

TOTAL SHORT-TERM INVESTMENTS (cost $122,239,441)		122,258,997

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 92.7% (cost $122,239,441)		122,258,997

OTHER ASSETS IN EXCESS OF LIABILITIES - 7.3% (d)		9,673,948

NET ASSETS - 100.0%		$131,932,945

(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	A portion of the security is pledged as collateral to the brokers for swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation on futures and swap contracts.
^	All or a portion represents position held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Total return swap contracts outstanding as of March 31, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Societe Generale	Cocoa July Futures^	06/2016	USD	30,110	$(520)
Societe Generale	Cocoa May Futures^	04/2016	USD	29,610	(110)
Societe Generale	Cocoa May Futures^	04/2016	USD	(30,110)	610
Deutsche Bank	Corn July Futures^	06/2016	USD	530,496	(14,658)
Deutsche Bank	Corn July Futures^	06/2016	USD	(530,149)	14,312
Societe Generale	Corn July Futures^	06/2016	USD	4,017,862	(140,187)
Societe Generale	Corn July Futures^	06/2016	USD	(1,060,503)	28,828
Macquarie Capital	Corn July Futures^	06/2016	USD	(584,423)	(15,223)
Macquarie Capital	Corn July Futures^	06/2016	USD	584,423	15,864
CitiBank	Corn May Futures^	04/2016	USD	(579,720)	17,314
CitiBank	Corn May Futures^	04/2016	USD	575,542	(13,137)
Deutsche Bank	Corn May Futures^	04/2016	USD	(2,249,082)	52,207
Deutsche Bank	Corn May Futures^	04/2016	USD	2,254,913	(58,038)
Macquarie Capital	Corn May Futures^	04/2016	USD	600,834	12,426
Macquarie Capital	Corn May Futures^	04/2016	USD	(600,834)	(38,434)
CitiBank	Cotton No. 2 July Futures^	06/2016	USD	1,320,430	20,675
CitiBank	Cotton No. 2 July Futures^	06/2016	USD	(404,560)	(3,606)
Deutsche Bank	Cotton No. 2 July Futures^	06/2016	USD	457,580	8,900
Deutsche Bank	Cotton No. 2 July Futures^	06/2016	USD	(467,455)	975
Macquarie Capital	Cotton No. 2 July Futures^	06/2016	USD	143,525	2,250
CitiBank	Cotton No. 2 May Futures^	04/2016	USD	(1,321,235)	(22,879)
CitiBank	Cotton No. 2 May Futures^	04/2016	USD	1,428,530	(84,386)
Deutsche Bank	Cotton No. 2 May Futures^	04/2016	USD	(853,545)	(23,055)
Deutsche Bank	Cotton No. 2 May Futures^	04/2016	USD	934,668	(58,068)
Macquarie Capital	Cotton No. 2 May Futures^	04/2016	USD	156,049	(2,513)
Macquarie Capital	Cotton No. 2 May Futures^	04/2016	USD	(156,049)	(9,949)
Societe Generale	Lean Hogs April Futures^	04/2016	USD	(334,164)	6,084
Societe Generale	Lean Hogs April Futures^	04/2016	USD	330,093	(2,013)
Macquarie Capital	Lean Hogs April Futures^	04/2016	USD	(27,699)	(359)
Macquarie Capital	Lean Hogs April Futures^	04/2016	USD	27,699	648
Societe Generale	Lean Hogs June Futures^	06/2016	USD	(195,077)	1,037
Societe Generale	Lean Hogs June Futures^	06/2016	USD	515,529	1,911
Macquarie Capital	Lean Hogs June Futures^	06/2016	USD	915,849	(10,329)
Deutsche Bank	Live Cattle April Futures^	04/2016	USD	2,300,461	(67,321)
Deutsche Bank	Live Cattle April Futures^	04/2016	USD	(2,291,605)	58,465
Societe Generale	Live Cattle April Futures^	04/2016	USD	(1,145,345)	28,775
Societe Generale	Live Cattle April Futures^	04/2016	USD	1,145,723	(29,153)
Deutsche Bank	Live Cattle June Futures^	06/2016	USD	2,117,073	(33,453)
Societe Generale	Live Cattle June Futures^	06/2016	USD	1,057,882	(16,072)
Societe Generale	Natural Gas April Futures^	04/2016	USD	506,156	42,364
Societe Generale	Natural Gas April Futures^	04/2016	USD	(613,228)	64,708
Societe Generale	Natural Gas May Futures^	05/2016	USD	(534,324)	(40,796)
CitiBank	Soybean July Futures^	06/2016	USD	8,610,980	245,307
Deutsche Bank	Soybean July Futures^	06/2016	USD	222,657	6,780
Societe Generale	Soybean July Futures^	06/2016	USD	846,871	24,992
Macquarie Capital	Soybean July Futures^	06/2016	USD	983,998	25,528

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	Soybean May Futures^	04/2016	USD	5,089,456	$238,345
CitiBank	Soybean May Futures^	04/2016	USD	(5,185,294)	(142,542)
Deutsche Bank	Soybean May Futures^	04/2016	USD	218,085	9,602
Deutsche Bank	Soybean May Futures^	04/2016	USD	(221,187)	(6,500)
Societe Generale	Soybean May Futures^	04/2016	USD	830,135	35,077
Societe Generale	Soybean May Futures^	04/2016	USD	(841,410)	(23,803)
Macquarie Capital	Soybean May Futures^	04/2016	USD	(743,815)	30,322
Macquarie Capital	Soybean May Futures^	04/2016	USD	743,815	(21,858)
Societe Generale	Soybean Meal July Futures^	06/2016	USD	(219,550)	1,070
Societe Generale	Soybean Meal July Futures^	06/2016	USD	81,370	560
Macquarie Capital	Soybean Meal July Futures^	06/2016	USD	(384,447)	2,107
Societe Generale	Soybean Meal May Futures^	04/2016	USD	(407,420)	1,970
Societe Generale	Soybean Meal May Futures^	04/2016	USD	402,790	2,660
Macquarie Capital	Soybean Meal May Futures^	04/2016	USD	(375,765)	(3,171)
Macquarie Capital	Soybean Meal May Futures^	04/2016	USD	375,765	(2,655)
Societe Generale	Soybean Oil May Futures^	04/2016	USD	180,619	4,169
Macquarie Capital	Soybean Oil May Futures^	04/2016	USD	2,769,494	269,242
CitiBank	Wheat July Futures^	06/2016	USD	(1,467,850)	(22,475)
Deutsche Bank	Wheat July Futures^	06/2016	USD	(1,362,297)	(31,878)
CitiBank	Wheat May Futures^	04/2016	USD	(1,481,577)	13,722
CitiBank	Wheat May Futures^	04/2016	USD	1,448,088	19,755
Deutsche Bank	Wheat May Futures^	04/2016	USD	(1,389,080)	15,930
Deutsche Bank	Wheat May Futures^	04/2016	USD	1,342,881	30,269

					$416,619

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at March 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
175	Goldman Sachs	Brent Crude Futures^	05/2016	$7,328,381	$7,134,751	$(193,630)
89	Morgan Stanley and Co., International plc	Cocoa Futures^	07/2016	2,688,510	2,633,510	(55,000)
83	Morgan Stanley and Co., International plc	Coffee ‘C’ Futures^	07/2016	3,922,263	4,032,244	109,981
494	Morgan Stanley and Co., International plc	Corn Futures^	07/2016	9,103,972	8,787,025	(316,947)
43	Morgan Stanley and Co., International plc	Cotton No. 2 Futures^	07/2016	1,237,045	1,253,666	16,621
73	Goldman Sachs	Gas Oil Futures^	06/2016	2,745,779	2,651,725	(94,054)
190	Morgan Stanley and Co., International plc	Gold 100 OZ Futures^	06/2016	23,492,851	23,476,400	(16,451)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
98	Morgan Stanley and Co., International plc	Lean Hogs Futures^	06/2016	$3,155,384	$3,169,320	$13,936
18	Morgan Stanley and Co., International plc	Live Cattle Futures^	06/2016	908,400	892,980	(15,420)
42	J.P. Morgan	LME Aluminum Futures^	04/2016	1,536,643	1,585,763	49,120
19	J.P. Morgan	LME Aluminum Futures^	04/2016	699,561	716,975	17,414
28	J.P. Morgan	LME Aluminum Futures^	04/2016	1,027,206	1,056,125	28,919
6	J.P. Morgan	LME Aluminum Futures^	04/2016	226,215	226,697	482
7	J.P. Morgan	LME Aluminum Futures^	05/2016	269,278	264,846	(4,432)
7	J.P. Morgan	LME Aluminum Futures^	05/2016	265,667	264,687	(980)
14	J.P. Morgan	LME Aluminum Futures^	05/2016	549,612	529,687	(19,925)
39	J.P. Morgan	LME Aluminum Futures^	06/2016	1,541,360	1,476,881	(64,479)
8	J.P. Morgan	LME Aluminum Futures^	06/2016	318,020	303,096	(14,924)
19	J.P. Morgan	LME Aluminum Futures^	06/2016	741,997	719,991	(22,006)
321	J.P. Morgan	LME Aluminum Futures^	06/2016	12,032,852	12,169,913	137,061
34	J.P. Morgan	LME Aluminum Futures^	06/2016	1,301,858	1,289,025	(12,833)
40	J.P. Morgan	LME Aluminum Futures^	06/2016	1,519,753	1,517,580	(2,173)
6	J.P. Morgan	LME Aluminum Futures^	06/2016	223,102	227,757	4,655
6	J.P. Morgan	LME Aluminum Futures^	06/2016	225,165	228,000	2,835
9	J.P. Morgan	LME Copper Futures^	04/2016	1,012,522	1,098,022	85,500
7	J.P. Morgan	LME Copper Futures^	04/2016	764,246	853,586	89,340
37	J.P. Morgan	LME Copper Futures^	04/2016	4,036,178	4,507,062	470,884
5	J.P. Morgan	LME Copper Futures^	04/2016	566,262	607,812	41,550
3	J.P. Morgan	LME Copper Futures^	04/2016	341,590	364,679	23,089
2	J.P. Morgan	LME Copper Futures^	05/2016	233,172	243,103	9,931
3	J.P. Morgan	LME Copper Futures^	05/2016	335,063	364,613	29,550
14	J.P. Morgan	LME Copper Futures^	05/2016	1,603,177	1,700,475	97,298
5	J.P. Morgan	LME Copper Futures^	05/2016	579,739	606,750	27,011
121	J.P. Morgan	LME Copper Futures^	06/2016	13,358,504	14,674,275	1,315,771
1	J.P. Morgan	LME Lead Futures^	04/2016	40,527	42,435	1,908
2	J.P. Morgan	LME Lead Futures^	04/2016	80,605	84,938	4,333
1	J.P. Morgan	LME Lead Futures^	04/2016	41,577	42,489	912
3	J.P. Morgan	LME Lead Futures^	04/2016	125,221	127,477	2,256
3	J.P. Morgan	LME Lead Futures^	05/2016	136,408	127,531	(8,877)
10	J.P. Morgan	LME Lead Futures^	05/2016	428,275	425,251	(3,024)
9	J.P. Morgan	LME Lead Futures^	06/2016	413,674	383,078	(30,596)
5	J.P. Morgan	LME Lead Futures^	06/2016	232,887	212,881	(20,006)
59	J.P. Morgan	LME Lead Futures^	06/2016	2,532,113	2,512,294	(19,819)
9	J.P. Morgan	LME Lead Futures^	06/2016	408,937	383,283	(25,654)
7	J.P. Morgan	LME Lead Futures^	06/2016	317,925	298,192	(19,733)
4	J.P. Morgan	LME Lead Futures^	06/2016	175,750	170,430	(5,320)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	J.P. Morgan	LME Nickel Futures^	04/2016	$49,952	$50,703	$751
1	J.P. Morgan	LME Nickel Futures^	04/2016	50,313	50,724	411
1	J.P. Morgan	LME Nickel Futures^	04/2016	51,302	50,742	(560)
1	J.P. Morgan	LME Nickel Futures^	04/2016	52,352	50,754	(1,598)
1	J.P. Morgan	LME Nickel Futures^	04/2016	51,662	50,757	(905)
2	J.P. Morgan	LME Nickel Futures^	05/2016	103,146	101,552	(1,594)
8	J.P. Morgan	LME Nickel Futures^	05/2016	400,184	406,536	6,352
6	J.P. Morgan	LME Nickel Futures^	06/2016	320,897	305,226	(15,671)
2	J.P. Morgan	LME Nickel Futures^	06/2016	109,685	101,762	(7,923)
7	J.P. Morgan	LME Nickel Futures^	06/2016	368,502	356,195	(12,307)
46	J.P. Morgan	LME Nickel Futures^	06/2016	2,359,714	2,341,170	(18,544)
10	J.P. Morgan	LME Nickel Futures^	06/2016	522,033	509,109	(12,924)
5	J.P. Morgan	LME Nickel Futures^	06/2016	260,465	254,603	(5,862)
2	J.P. Morgan	LME Nickel Futures^	06/2016	100,145	101,880	1,735
3	J.P. Morgan	LME Zinc Futures^	04/2016	111,732	135,639	23,907
3	J.P. Morgan	LME Zinc Futures^	04/2016	111,621	135,729	24,108
3	J.P. Morgan	LME Zinc Futures^	04/2016	111,132	135,806	24,674
6	J.P. Morgan	LME Zinc Futures^	04/2016	220,065	271,631	51,566
5	J.P. Morgan	LME Zinc Futures^	04/2016	199,387	226,445	27,058
11	J.P. Morgan	LME Zinc Futures^	05/2016	471,961	498,369	26,408
7	J.P. Morgan	LME Zinc Futures^	05/2016	300,636	317,143	16,507
3	J.P. Morgan	LME Zinc Futures^	05/2016	124,507	135,918	11,411
15	J.P. Morgan	LME Zinc Futures^	06/2016	690,607	680,130	(10,477)
7	J.P. Morgan	LME Zinc Futures^	06/2016	316,771	317,473	702
5	J.P. Morgan	LME Zinc Futures^	06/2016	224,217	226,788	2,571
75	J.P. Morgan	LME Zinc Futures^	06/2016	3,282,115	3,402,657	120,542
2	J.P. Morgan	LME Zinc Futures^	06/2016	90,448	90,712	264
22	J.P. Morgan	LME Zinc Futures^	06/2016	1,019,059	998,295	(20,764)
4	J.P. Morgan	LME Zinc Futures^	06/2016	179,210	181,700	2,490
153	Morgan Stanley and Co., International plc	Natural Gas Futures^	05/2016	2,967,958	3,142,621	174,663
179	Morgan Stanley and Co., International plc	Silver Futures^	05/2016	13,360,617	13,840,280	479,663
292	Morgan Stanley and Co., International plc	Soybean Futures^	07/2016	13,043,467	13,399,150	355,683
219	Morgan Stanley and Co., International plc	Soybean Meal Futures^	07/2016	5,975,730	5,980,890	5,160
255	Morgan Stanley and Co., International plc	Soybean Oil Futures^	05/2016	4,736,612	5,235,660	499,048
389	Morgan Stanley and Co., International plc	Sugar #11 (World Markets) Futures^	06/2016	6,554,192	6,731,256	177,064

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
112	Morgan Stanley and Co., International plc	WTI Crude Futures^	05/2016	$4,583,430	$4,452,001	$(131,429)

				168,301,052	171,707,306	3,406,254

Short Contracts:
20	Morgan Stanley and Co., International plc	Gasoline RBOB Futures^	05/2016	$(1,237,364)	$(1,227,492)	$9,872
42	J.P. Morgan	LME Aluminum Futures^	04/2016	(1,531,847)	(1,585,762)	(53,915)
19	J.P. Morgan	LME Aluminum Futures^	04/2016	(698,194)	(716,975)	(18,781)
28	J.P. Morgan	LME Aluminum Futures^	04/2016	(1,026,831)	(1,056,125)	(29,294)
6	J.P. Morgan	LME Aluminum Futures^	04/2016	(225,143)	(226,696)	(1,553)
7	J.P. Morgan	LME Aluminum Futures^	05/2016	(268,083)	(264,847)	3,236
7	J.P. Morgan	LME Aluminum Futures^	05/2016	(265,714)	(264,687)	1,027
14	J.P. Morgan	LME Aluminum Futures^	05/2016	(551,916)	(529,687)	22,229
39	J.P. Morgan	LME Aluminum Futures^	06/2016	(1,547,652)	(1,476,881)	70,771
8	J.P. Morgan	LME Aluminum Futures^	06/2016	(317,147)	(303,096)	14,051
19	J.P. Morgan	LME Aluminum Futures^	06/2016	(742,917)	(719,991)	22,926
86	J.P. Morgan	LME Aluminum Futures^	06/2016	(3,302,116)	(3,260,475)	41,641
34	J.P. Morgan	LME Aluminum Futures^	06/2016	(1,296,472)	(1,289,025)	7,447
40	J.P. Morgan	LME Aluminum Futures^	06/2016	(1,524,902)	(1,517,580)	7,322
6	J.P. Morgan	LME Aluminum Futures^	06/2016	(222,269)	(227,757)	(5,488)
6	J.P. Morgan	LME Aluminum Futures^	06/2016	(225,516)	(228,000)	(2,484)
9	J.P. Morgan	LME Copper Futures^	04/2016	(1,011,800)	(1,098,023)	(86,223)
7	J.P. Morgan	LME Copper Futures^	04/2016	(766,804)	(853,585)	(86,781)
37	J.P. Morgan	LME Copper Futures^	04/2016	(4,037,534)	(4,507,062)	(469,528)
5	J.P. Morgan	LME Copper Futures^	04/2016	(566,573)	(607,813)	(41,240)
3	J.P. Morgan	LME Copper Futures^	04/2016	(339,743)	(364,680)	(24,937)
2	J.P. Morgan	LME Copper Futures^	05/2016	(232,995)	(243,103)	(10,108)
3	J.P. Morgan	LME Copper Futures^	05/2016	(336,743)	(364,613)	(27,870)
14	J.P. Morgan	LME Copper Futures^	05/2016	(1,601,209)	(1,700,475)	(99,266)
5	J.P. Morgan	LME Copper Futures^	05/2016	(581,613)	(606,750)	(25,137)
12	J.P. Morgan	LME Copper Futures^	06/2016	(1,329,680)	(1,455,300)	(125,620)
1	J.P. Morgan	LME Lead Futures^	04/2016	(40,732)	(42,436)	(1,704)
2	J.P. Morgan	LME Lead Futures^	04/2016	(81,007)	(84,938)	(3,931)
1	J.P. Morgan	LME Lead Futures^	04/2016	(41,485)	(42,490)	(1,005)
3	J.P. Morgan	LME Lead Futures^	04/2016	(126,143)	(127,478)	(1,335)
3	J.P. Morgan	LME Lead Futures^	05/2016	(135,741)	(127,531)	8,210
10	J.P. Morgan	LME Lead Futures^	05/2016	(431,254)	(425,250)	6,004
9	J.P. Morgan	LME Lead Futures^	06/2016	(414,353)	(383,078)	31,275
5	J.P. Morgan	LME Lead Futures^	06/2016	(231,095)	(212,882)	18,213
22	J.P. Morgan	LME Lead Futures^	06/2016	(959,210)	(936,788)	22,422

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
9	J.P. Morgan	LME Lead Futures^	06/2016	$(409,815)	$(383,283)	$26,532
7	J.P. Morgan	LME Lead Futures^	06/2016	(319,358)	(298,191)	21,167
4	J.P. Morgan	LME Lead Futures^	06/2016	(175,698)	(170,430)	5,268
1	J.P. Morgan	LME Nickel Futures^	04/2016	(50,158)	(50,703)	(545)
1	J.P. Morgan	LME Nickel Futures^	04/2016	(50,518)	(50,724)	(206)
1	J.P. Morgan	LME Nickel Futures^	04/2016	(51,268)	(50,742)	526
1	J.P. Morgan	LME Nickel Futures^	04/2016	(52,257)	(50,754)	1,503
1	J.P. Morgan	LME Nickel Futures^	04/2016	(51,727)	(50,757)	970
2	J.P. Morgan	LME Nickel Futures^	05/2016	(103,015)	(101,552)	1,463
8	J.P. Morgan	LME Nickel Futures^	05/2016	(400,300)	(406,536)	(6,236)
6	J.P. Morgan	LME Nickel Futures^	06/2016	(321,045)	(305,226)	15,819
2	J.P. Morgan	LME Nickel Futures^	06/2016	(108,842)	(101,762)	7,080
7	J.P. Morgan	LME Nickel Futures^	06/2016	(368,743)	(356,195)	12,548
12	J.P. Morgan	LME Nickel Futures^	06/2016	(625,882)	(610,740)	15,142
10	J.P. Morgan	LME Nickel Futures^	06/2016	(520,470)	(509,108)	11,362
5	J.P. Morgan	LME Nickel Futures^	06/2016	(259,585)	(254,603)	4,982
2	J.P. Morgan	LME Nickel Futures^	06/2016	(100,524)	(101,880)	(1,356)
3	J.P. Morgan	LME Zinc Futures^	04/2016	(111,180)	(135,639)	(24,459)
3	J.P. Morgan	LME Zinc Futures^	04/2016	(112,118)	(135,729)	(23,611)
3	J.P. Morgan	LME Zinc Futures^	04/2016	(111,143)	(135,807)	(24,664)
6	J.P. Morgan	LME Zinc Futures^	04/2016	(221,656)	(271,631)	(49,975)
5	J.P. Morgan	LME Zinc Futures^	04/2016	(198,773)	(226,445)	(27,672)
11	J.P. Morgan	LME Zinc Futures^	05/2016	(468,848)	(498,369)	(29,521)
7	J.P. Morgan	LME Zinc Futures^	05/2016	(301,858)	(317,144)	(15,286)
3	J.P. Morgan	LME Zinc Futures^	05/2016	(125,635)	(135,919)	(10,284)
15	J.P. Morgan	LME Zinc Futures^	06/2016	(692,813)	(680,130)	12,683
7	J.P. Morgan	LME Zinc Futures^	06/2016	(316,222)	(317,473)	(1,251)
5	J.P. Morgan	LME Zinc Futures^	06/2016	(224,738)	(226,788)	(2,050)
25	J.P. Morgan	LME Zinc Futures^	06/2016	(1,041,909)	(1,134,219)	(92,310)
2	J.P. Morgan	LME Zinc Futures^	06/2016	(90,445)	(90,712)	(267)
22	J.P. Morgan	LME Zinc Futures^	06/2016	(1,013,596)	(998,294)	15,302
4	J.P. Morgan	LME Zinc Futures^	06/2016	(178,328)	(181,700)	(3,372)
87	Morgan Stanley and Co., International plc	Wheat Futures^	07/2016	(2,059,886)	(2,091,263)	(31,377)

				(39,488,150)	(40,509,799)	(1,021,649)

				$128,812,902	$131,197,507	$2,384,605

^	Represents positions held in the respective Subsidiary (See Note 2).

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CitiBank
Investment Companies	$410,221	$—	$410,221

Deutsche Bank
Investment Companies	300,165	—	300,165

Goldman Sachs
Cash	—	1,282,230	1,282,230

J.P. Morgan
Cash	—	1,839,605	1,839,605

Macquarie Capital
Investment Companies	130,070	—	130,070

Morgan Stanley and Co., International plc
Cash	—	3,808,612	3,808,612

Societe Generale
Investment Companies	110,035	—	110,035

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK PARITY FUND

	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’s)		VALUE (Note 5)
FOREIGN GOVERNMENT SECURITIES - 13.7%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.100%	04/15/23	EUR	4,385		$5,352,728
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.100%	04/15/26	EUR	10,224		12,707,052
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	7,445		9,425,060
France Government Bond OAT (France)	0.100%	07/25/21	EUR	2,302		2,757,863
France Government Bond OAT (France)	0.100%	03/01/25	EUR	2,381		2,887,522
France Government Bond OAT (France)	0.250%	07/25/24	EUR	2,501		3,093,889
France Government Bond OAT (France)	1.100%	07/25/22	EUR	2,885		3,713,312
France Government Bond OAT (France)	2.250%	07/25/20	EUR	6,851		8,957,097
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/24	GBP	7,687		12,188,095
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/26	GBP	6,013		9,654,657

TOTAL FOREIGN GOVERNMENT SECURITIES (cost $69,932,482)						70,737,275

U.S. TREASURY OBLIGATIONS - 23.4%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/19	USD	30,800		31,813,168
U.S. Treasury Inflation Protected Securities	0.125%	04/15/20	USD	34,900		36,047,821
U.S. Treasury Inflation Protected Securities	0.125%	07/15/24	USD	14,100		14,116,925
U.S. Treasury Inflation Protected Securities	0.250%	01/15/25	USD	18,700		18,862,432
U.S. Treasury Inflation Protected Securities	0.375%	07/15/25	USD	20,100		20,519,186

TOTAL U.S. TREASURY OBLIGATIONS (cost $118,262,681)						121,359,532

				SHARES
SHORT-TERM INVESTMENTS - 57.1%
Investment Companies - 39.1%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.200% ^(a)				12,934,593		12,934,593
Dreyfus Treasury Cash Management, Class I, 0.180% ^(a)				51,738,373		51,738,373
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% ^(a)(b)				71,599,349		71,599,349
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.170% ^(a)(b)				1,145,734		1,145,734
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.180% ^(a)				64,673,812		64,673,812

Total Investment Companies (cost $202,091,861)						202,091,861

				PRINCIPAL AMOUNT (000’s	)
U.S. Treasury Obligations - 18.0%
U.S. Treasury Bill, 0.408%, 08/18/2016 ^(c)				$1,926		1,923,506
U.S. Treasury Bill, 0.066%, 04/07/2016 (c)				6,370		6,369,873
U.S. Treasury Bill, 0.465%, 08/04/2016 (c)				12,040		12,027,503
U.S. Treasury Bill, 0.422%, 08/11/2016 ^(c)(d)				35,887		35,845,443
U.S. Treasury Bill, 0.479%, 09/01/2016 (c)				25,205		25,168,276
U.S. Treasury Bill, 0.345%, 05/26/2016 ^(c)				1,688		1,687,657
U.S. Treasury Bill, 0.511%, 09/15/2016 ^(c)				1,550		1,547,641
U.S. Treasury Bill, 0.414%, 06/02/2016 ^(c)				2,929		2,928,212

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK PARITY FUND

	PRINCIPAL AMOUNT (000’s	)	VALUE (Note 5)
U.S. Treasury Obligations - 18.0% (continued)
U.S. Treasury Bill, 0.410%, 07/28/2016 ^(c)	$5,902		$5,896,493

Total U.S. Treasury Obligations (cost $93,353,375)			93,394,604

TOTAL SHORT-TERM INVESTMENTS (cost $295,445,236)			295,486,465

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 94.2% (cost $483,640,399)			487,583,272

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.8% (e)			29,926,158

NET ASSETS - 100.0%			$517,509,430

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	All or a portion of the security is pledged as collateral to the brokers for futures contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

Credit default swap contracts sell protection as of March 31, 2016:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE PAID BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	iTraxx Europe Crossover Series 24.V1	5.000%	EUR	3.256%	11,800,000	$606,927	12/20/2020	$403,273
CitiBank	iTraxx Europe Crossover Series 25.V1	5.000%	EUR	3.039%	28,925,000	2,934,507	06/20/2021	119,918
CitiBank	iTraxx Europe Series 25.V1	1.000%	EUR	0.730%	78,750,000	1,228,204	06/20/2021	44,149
CitiBank	Markit CDX Emerging Market Index Series 25.V1	1.000%	USD	2.862%	20,000,000	(1,712,121)	06/20/2021	(19,727)
CitiBank	Markit CDX North America High Yield Index Series 26.V1	5.000%	USD	4.387%	26,050,000	456,065	06/20/2021	284,609
CitiBank	Markit CDX North America Investment Grade Index Series 26.V1	1.000%	USD	0.785%	87,875,000	808,657	06/20/2021	157,888

						$4,322,239		$990,110

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK PARITY FUND

Forward effective interest rate swap contracts outstanding as of March 31, 2016:

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	(1)	0.500%	CZK	130,000,000	$54,542	09/15/2021	$(27,560)
CitiBank	(1)	0.500%	CZK	140,000,000	56,833	09/15/2021	(27,775)
CitiBank	0.500%	(1)	CZK	10,000,000	(2,041)	09/15/2021	(34)
CitiBank	(2)	1.500%	HKD	6,000,000	2,770	09/15/2021	31
CitiBank	(2)	1.500%	HKD	58,000,000	16,995	09/15/2021	10,079
CitiBank	(2)	1.500%	HKD	6,000,000	(5,224)	09/15/2021	8,025
CitiBank	(2)	1.500%	HKD	58,000,000	(32,755)	09/15/2021	59,828
CitiBank	(2)	1.500%	HKD	57,000,000	(24,067)	09/15/2021	50,674
CitiBank	1.500%	(2)	HKD	3,000,000	(1,495)	09/15/2021	95
CitiBank	(3)	1.500%	HUF	100,000,000	1,443	09/15/2021	2,478
CitiBank	(3)	1.500%	HUF	1,300,000,000	(3,265)	09/15/2021	54,241
CitiBank	(3)	1.500%	HUF	1,900,000,000	(4,792)	09/15/2021	79,295
CitiBank	1.500%	(3)	HUF	100,000,000	(2,331)	09/15/2021	(1,590)
CitiBank	(4)	2.000%	PLN	1,000,000	2,528	09/15/2021	(388)
CitiBank	(4)	2.000%	PLN	45,000,000	96,438	09/15/2021	(128)
CitiBank	(4)	2.000%	PLN	45,000,000	93,884	09/15/2021	2,427
CitiBank	(4)	2.000%	PLN	2,000,000	3,767	09/15/2021	513
CitiBank	2.000%	(4)	PLN	2,000,000	(5,152)	09/15/2021	871
CitiBank	(5)	2.500%	SGD	17,000,000	144,299	09/15/2021	163,180
CitiBank	(5)	2.500%	SGD	13,000,000	72,878	09/15/2021	162,253
CitiBank	(5)	2.500%	SGD	16,000,000	124,913	09/15/2021	164,479
CitiBank	(5)	2.500%	SGD	16,000,000	91,903	09/15/2021	197,489
CitiBank	(5)	2.500%	SGD	4,000,000	34,372	09/15/2021	37,976
CitiBank	2.500%	(5)	SGD	2,000,000	(30,654)	09/15/2021	(5,520)
CitiBank	(6)	8.500%	ZAR	138,500,000	(81,577)	09/15/2021	87,846
CitiBank	(6)	8.500%	ZAR	110,000,000	(66,588)	09/15/2021	71,567
CitiBank	(6)	8.500%	ZAR	10,000,000	(1,579)	09/15/2021	2,032
CitiBank	(6)	8.500%	ZAR	120,000,000	(69,673)	09/15/2021	75,106
CitiBank	(6)	8.500%	ZAR	91,500,000	(53,752)	09/15/2021	57,896

					$412,620		$1,225,386

Interest rate swap contracts outstanding as of March 31, 2016:

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Over the Counter
CitiBank	(7)	1.463%	KRW*	2,000,000,000	$—	03/17/2021	$(306)
CitiBank	(7)	1.463%	KRW*	7,000,000,000	—	03/17/2021	(1,073)
CitiBank	(7)	1.470%	KRW*	3,000,000,000	—	03/17/2021	488
CitiBank	(7)	1.498%	KRW*	11,000,000,000	—	09/15/2021	12,843
CitiBank	(7)	1.530%	KRW*	4,000,000,000	—	03/17/2021	10,753
CitiBank	(7)	1.530%	KRW*	11,000,000,000	—	09/15/2021	27,744
CitiBank	(7)	1.539%	KRW*	11,000,000,000	—	09/15/2021	31,641
CitiBank	(7)	1.540%	KRW*	11,000,000,000	—	09/15/2021	32,329
CitiBank	(7)	1.543%	KRW*	11,000,000,000	—	09/15/2021	33,475
CitiBank	(7)	1.545%	KRW*	1,000,000,000	—	09/15/2021	3,147
CitiBank	(7)	1.710%	KRW*	1,000,000,000	—	03/17/2021	10,265
CitiBank	(7)	1.713%	KRW*	6,000,000,000	—	03/17/2021	62,222
CitiBank	(7)	1.739%	KRW*	4,000,000,000	—	03/17/2021	45,943
CitiBank	(7)	1.740%	KRW*	5,000,000,000	—	03/17/2021	57,639
CitiBank	(7)	1.765%	KRW*	1,000,000,000	—	03/17/2021	12,580
CitiBank	(7)	1.843%	KRW*	11,400,000,000	—	03/17/2021	180,605
CitiBank	(7)	1.860%	KRW*	15,200,000,000	—	03/17/2021	252,003
CitiBank	(7)	1.860%	KRW*	11,400,000,000	—	03/17/2021	189,003

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Over the Counter (continued)
CitiBank	(7)	1.888%	KRW*	3,000,000,000	$—	03/17/2021	$53,210
CitiBank	(7)	1.920%	KRW*	9,000,000,000	—	03/17/2021	171,943
CitiBank	1.493%	(7)	KRW*	11,000,000,000	—	03/17/2021	(12,206)
CitiBank	1.495%	(7)	KRW*	1,000,000,000	—	09/15/2021	(1,063)
CitiBank	1.520%	(7)	KRW*	11,000,000,000	—	03/17/2021	(24,939)
CitiBank	1.530%	(7)	KRW*	11,000,000,000	—	03/17/2021	(29,570)
CitiBank	1.530%	(7)	KRW*	11,000,000,000	—	03/17/2021	(29,569)
CitiBank	1.533%	(7)	KRW*	1,000,000,000	—	03/17/2021	(2,794)
CitiBank	1.533%	(7)	KRW*	11,000,000,000	—	03/17/2021	(30,727)
CitiBank	1.673%	(7)	KRW*	1,000,000,000	—	03/17/2021	(8,686)
CitiBank	1.678%	(7)	KRW*	5,000,000,000	—	03/17/2021	(44,485)
CitiBank	1.683%	(7)	KRW*	1,000,000,000	—	03/17/2021	(9,107)
CitiBank	1.845%	(7)	KRW*	3,000,000,000	—	03/17/2021	(47,844)
CitiBank	1.855%	(7)	KRW*	1,000,000,000	—	03/17/2021	(16,369)
CitiBank	1.868%	(7)	KRW*	10,000,000,000	—	03/17/2021	(169,159)
CitiBank	1.935%	(7)	KRW*	1,000,000,000	—	03/17/2021	(19,736)
CitiBank	1.935%	(7)	KRW*	2,000,000,000	—	03/17/2021	(39,473)
CitiBank	1.960%	(7)	KRW*	3,000,000,000	—	03/17/2021	(62,366)

					$—		$638,361

*	Non-deliverable swap (See Note 4).
(1)	6 Month Prague Interbank Offered Rate
(2)	3 Month Hong Kong Interbank Offered Rate
(3)	6 Month Budapest Interbank Offered Rate
(4)	6 Month Warsaw Interbank Offered Rate
(5)	6 Month Singapore Interbank Offered Rate
(6)	3 Month Johannesburg Interbank Agreed Rate
(7)	3 Month Korean Certificate of Deposit

Total return swap contracts outstanding as of March 31, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley and Co., International plc	Bovespa Index April Futures	04/2016	BRL	3,880,731	$230,368
Deutsche Bank	Corn July Futures^	06/2016	USD	695,099	(19,174)
Deutsche Bank	Corn July Futures^	06/2016	USD	(329,058)	8,883
Societe Generale	Corn July Futures^	06/2016	USD	1,748,152	(58,340)
Macquarie Capital	Corn July Futures^	06/2016	USD	931,429	(24,267)
CitiBank	Corn May Futures^	04/2016	USD	(598,496)	18,515
CitiBank	Corn May Futures^	04/2016	USD	593,593	(13,613)
Deutsche Bank	Corn May Futures^	04/2016	USD	(3,293,956)	95,307
Deutsche Bank	Corn May Futures^	04/2016	USD	3,283,168	(84,518)
Macquarie Capital	Corn May Futures^	04/2016	USD	951,840	19,808
Macquarie Capital	Corn May Futures^	04/2016	USD	(951,840)	(55,515)
CitiBank	Cotton No. 2 July Futures^	06/2016	USD	(86,220)	(1,244)
CitiBank	Cotton No. 2 July Futures^	06/2016	USD	1,033,380	16,181
Deutsche Bank	Cotton No. 2 July Futures^	06/2016	USD	(57,680)	(630)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank	Cotton No. 2 July Futures^	06/2016	USD	57,198	$1,113
Macquarie Capital	Cotton No. 2 July Futures^	06/2016	USD	229,640	3,600
CitiBank	Cotton No. 2 May Futures^	04/2016	USD	1,117,980	(66,042)
CitiBank	Cotton No. 2 May Futures^	04/2016	USD	(1,034,010)	(17,905)
Deutsche Bank	Cotton No. 2 May Futures^	04/2016	USD	(57,207)	(1,233)
Deutsche Bank	Cotton No. 2 May Futures^	04/2016	USD	62,310	(3,870)
Macquarie Capital	Cotton No. 2 May Futures^	04/2016	USD	(249,637)	(15,877)
Macquarie Capital	Cotton No. 2 May Futures^	04/2016	USD	249,637	(4,020)
Bank of America	Hang Seng Index April Futures	04/2016	HKD	8,160,103	20,988
Societe Generale	Hard RedWinter Wheat July Futures^	06/2016	USD	72,545	505
Societe Generale	Hard RedWinter Wheat May Futures^	04/2016	USD	(71,086)	(351)
Societe Generale	Hard RedWinter Wheat May Futures^	04/2016	USD	72,413	(975)
Bank of America	H-SHARES Index April Futures	04/2016	HKD	44,654,572	161,971
Morgan Stanley and Co., International plc	KOSPI Index 200 June Futures	06/2016	KRW	3,244,670,820	68,700
Deutsche Bank	Lean Hogs April Futures^	04/2016	USD	(412,698)	2,598
Deutsche Bank	Lean Hogs April Futures^	04/2016	USD	398,059	12,041
Societe Generale	Lean Hogs April Futures^	04/2016	USD	(196,805)	5,425
Societe Generale	Lean Hogs April Futures^	04/2016	USD	193,578	(2,198)
Macquarie Capital	Lean Hogs April Futures^	04/2016	USD	797,460	19,440
Macquarie Capital	Lean Hogs April Futures^	04/2016	USD	(797,460)	22,740
Merrill Lynch	Lean Hogs April Futures^	04/2016	USD	420,130	17,306
Merrill Lynch	Lean Hogs April Futures^	04/2016	USD	(450,180)	12,737
Deutsche Bank	Lean Hogs June Futures^	06/2016	USD	258,630	90
Societe Generale	Lean Hogs June Futures^	06/2016	USD	290,618	442
Macquarie Capital	Lean Hogs June Futures^	06/2016	USD	1,000,367	2,173
Merrill Lynch	Lean Hogs June Futures^	06/2016	USD	517,370	70
Deutsche Bank	Live Cattle April Futures^	04/2016	USD	2,738,991	(80,491)
Deutsche Bank	Live Cattle April Futures^	04/2016	USD	(2,711,916)	53,416
Merrill Lynch	Live Cattle April Futures^	04/2016	USD	544,850	(13,145)
Merrill Lynch	Live Cattle April Futures^	04/2016	USD	(539,200)	7,497
Deutsche Bank	Live Cattle June Futures^	06/2016	USD	1,865,504	(29,934)
Morgan Stanley and Co., International plc	MSCI Taiwan Stock Index April Futures	04/2016	USD	2,557,091	18,909
CitiBank	Soybean July Futures^	06/2016	USD	2,944,676	83,899
Deutsche Bank	Soybean July Futures^	06/2016	USD	311,490	9,723
Societe Generale	Soybean July Futures^	06/2016	USD	2,274,517	65,745
Macquarie Capital	Soybean July Futures^	06/2016	USD	2,301,983	38,279
CitiBank	Soybean May Futures^	04/2016	USD	1,862,974	95,104
CitiBank	Soybean May Futures^	04/2016	USD	(1,905,706)	(52,387)
Deutsche Bank	Soybean May Futures^	04/2016	USD	305,400	13,362
Deutsche Bank	Soybean May Futures^	04/2016	USD	(309,444)	(9,319)
Societe Generale	Soybean May Futures^	04/2016	USD	2,259,824	(62,588)
Societe Generale	Soybean May Futures^	04/2016	USD	2,229,586	92,826
Macquarie Capital	Soybean May Futures^	04/2016	USD	(830,656)	34,556
Macquarie Capital	Soybean May Futures^	04/2016	USD	830,656	(24,429)
Societe Generale	Soybean Oil May Futures^	04/2016	USD	55,805	5,791
Macquarie Capital	Soybean Oil May Futures^	04/2016	USD	112,148	11,044
Morgan Stanley and Co., International plc	Swiss Market Index June Futures	06/2016	CHF	778,456	(11,657)

					$617,430

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK PARITY FUND

Open futures contracts outstanding at March 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
193	Goldman Sachs	Brent Crude Futures^	05/2016	$8,060,548	$7,868,610	$(191,938)
39	Morgan Stanley and Co., International plc	Cocoa Futures^	07/2016	1,171,853	1,154,010	(17,843)
42	Morgan Stanley and Co., International plc	Coffee ‘C’ Futures^	07/2016	1,970,047	2,040,412	70,365
86	Morgan Stanley and Co., International plc	Corn Futures^	07/2016	1,585,149	1,529,725	(55,424)
5	Morgan Stanley and Co., International plc	Feeder Cattle Futures^	08/2016	393,459	387,688	(5,771)
61	Goldman Sachs	Gas Oil Futures^	06/2016	2,287,367	2,215,825	(71,542)
24	Morgan Stanley and Co., International plc	Gasoline RBOB Futures^	05/2016	1,439,063	1,472,990	33,927
109	Morgan Stanley and Co., International plc	Gold 100 OZ Futures^	06/2016	13,426,559	13,468,040	41,481
5	Morgan Stanley and Co., International plc	Hard Red Winter Wheat Futures^	07/2016	119,512	121,750	2,238
24	Morgan Stanley and Co., International plc	Heating Oil ULSD Futures^	05/2016	1,243,537	1,211,313	(32,224)
20	Morgan Stanley and Co., International plc	Lean Hogs Futures^	06/2016	643,572	646,800	3,228
29	Morgan Stanley and Co., International plc	Live Cattle Futures^	06/2016	1,462,706	1,438,690	(24,016)
1	J.P. Morgan	LME Aluminum Futures^	04/2016	36,587	37,757	1,170
14	J.P. Morgan	LME Aluminum Futures^	04/2016	508,584	528,353	19,769
1	J.P. Morgan	LME Aluminum Futures^	04/2016	36,628	37,729	1,101
1	J.P. Morgan	LME Aluminum Futures^	04/2016	38,253	37,792	(461)
14	J.P. Morgan	LME Aluminum Futures^	05/2016	532,165	529,725	(2,440)
3	J.P. Morgan	LME Aluminum Futures^	05/2016	113,857	113,437	(420)
5	J.P. Morgan	LME Aluminum Futures^	05/2016	196,290	189,174	(7,116)
27	J.P. Morgan	LME Aluminum Futures^	05/2016	1,061,951	1,022,483	(39,468)
5	J.P. Morgan	LME Aluminum Futures^	06/2016	195,262	189,471	(5,791)
172	J.P. Morgan	LME Aluminum Futures^	06/2016	6,439,777	6,520,950	81,173
11	J.P. Morgan	LME Aluminum Futures^	06/2016	421,190	417,038	(4,152)
3	J.P. Morgan	LME Aluminum Futures^	06/2016	111,551	113,878	2,327
3	J.P. Morgan	LME Aluminum Futures^	06/2016	112,582	114,000	1,418
7	J.P. Morgan	LME Copper Futures^	04/2016	768,267	853,737	85,470
1	J.P. Morgan	LME Copper Futures^	04/2016	109,178	121,941	12,763
1	J.P. Morgan	LME Copper Futures^	04/2016	113,253	121,560	8,307
4	J.P. Morgan	LME Copper Futures^	05/2016	457,786	486,217	28,431
1	J.P. Morgan	LME Copper Futures^	05/2016	111,688	121,538	9,850
6	J.P. Morgan	LME Copper Futures^	05/2016	687,076	728,775	41,699
5	J.P. Morgan	LME Copper Futures^	05/2016	579,739	606,750	27,011
64	J.P. Morgan	LME Copper Futures^	06/2016	7,088,231	7,761,600	673,369
1	J.P. Morgan	LME Lead Futures^	04/2016	40,527	42,435	1,908
7	J.P. Morgan	LME Lead Futures^	04/2016	282,117	297,281	15,164
3	J.P. Morgan	LME Lead Futures^	05/2016	131,459	127,522	(3,937)
3	J.P. Morgan	LME Lead Futures^	05/2016	132,034	127,670	(4,364)
1	J.P. Morgan	LME Lead Futures^	06/2016	45,990	42,581	(3,409)
28	J.P. Morgan	LME Lead Futures^	06/2016	1,165,215	1,192,275	27,060
2	J.P. Morgan	LME Lead Futures^	06/2016	90,875	85,174	(5,701)
2	J.P. Morgan	LME Nickel Futures^	04/2016	100,325	101,406	1,081
4	J.P. Morgan	LME Nickel Futures^	04/2016	197,650	202,884	5,234

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	J.P. Morgan	LME Nickel Futures^	04/2016	$51,662	$50,757	$(905)
1	J.P. Morgan	LME Nickel Futures^	05/2016	46,959	50,798	3,839
2	J.P. Morgan	LME Nickel Futures^	05/2016	100,046	101,634	1,588
5	J.P. Morgan	LME Nickel Futures^	05/2016	253,245	254,305	1,060
2	J.P. Morgan	LME Nickel Futures^	06/2016	105,286	101,770	(3,516)
17	J.P. Morgan	LME Nickel Futures^	06/2016	852,399	865,215	12,816
2	J.P. Morgan	LME Zinc Futures^	04/2016	74,488	90,426	15,938
1	J.P. Morgan	LME Zinc Futures^	04/2016	36,865	45,239	8,374
4	J.P. Morgan	LME Zinc Futures^	04/2016	146,710	181,087	34,377
1	J.P. Morgan	LME Zinc Futures^	04/2016	39,877	45,291	5,414
5	J.P. Morgan	LME Zinc Futures^	05/2016	208,221	226,531	18,310
2	J.P. Morgan	LME Zinc Futures^	05/2016	85,896	90,612	4,716
1	J.P. Morgan	LME Zinc Futures^	05/2016	41,502	45,306	3,804
6	J.P. Morgan	LME Zinc Futures^	05/2016	266,082	272,012	5,930
1	J.P. Morgan	LME Zinc Futures^	06/2016	45,850	45,342	(508)
1	J.P. Morgan	LME Zinc Futures^	06/2016	44,843	45,357	514
31	J.P. Morgan	LME Zinc Futures^	06/2016	1,283,214	1,406,432	123,218
3	J.P. Morgan	LME Zinc Futures^	06/2016	135,672	136,068	396
1	J.P. Morgan	LME Zinc Futures^	06/2016	45,015	45,392	377
45	Morgan Stanley and Co., International plc	Natural Gas Futures^	05/2016	869,801	924,300	54,499
85	Morgan Stanley and Co., International plc	Silver Futures^	05/2016	6,221,186	6,572,200	351,014
73	Morgan Stanley and Co., International plc	Soybean Futures^	07/2016	3,246,333	3,349,788	103,455
49	Morgan Stanley and Co., International plc	Soybean Meal Futures^	07/2016	1,338,616	1,338,191	(425)
163	Morgan Stanley and Co., International plc	Soybean Oil Futures^	05/2016	3,035,784	3,346,716	310,932
198	Morgan Stanley and Co., International plc	Sugar #11 (World Markets) Futures^	06/2016	3,347,069	3,426,192	79,123
46	Morgan Stanley and Co., International plc	Wheat Futures^	07/2016	1,077,590	1,105,725	28,135
177	Morgan Stanley and Co., International plc	WTI Crude Futures^	05/2016	7,166,944	7,035,751	(131,193)
2	Barclays Capital	CAC40 Index Futures	04/2016	100,229	99,760	(469)
42	Barclays Capital	E-Mini Russell 2000 Futures	06/2016	4,508,744	4,660,320	151,576
108	Barclays Capital	Euro Stoxx 50 Index Futures	06/2016	3,677,006	3,602,000	(75,006)
30	Barclays Capital	FTSE 100 Index Futures	06/2016	2,621,530	2,633,939	12,409
57	J.P. Morgan	FTSE/JSE Top 40 Index Futures	06/2016	1,809,314	1,806,587	(2,727)
12	Barclays Capital	Hang Seng Index Futures	04/2016	1,574,398	1,609,338	34,940
10	Barclays Capital	H-SHARES Index Futures	04/2016	560,808	580,224	19,416
3	Barclays Capital	KOSPI Index 200 Futures	06/2016	315,723	323,190	7,467
41	Barclays Capital	MSCI Taiwan Stock Index Futures	04/2016	1,308,132	1,320,200	12,068

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
470	Barclays Capital	S&P 500 E-Mini Futures	06/2016	$47,137,158	$48,210,250	$1,073,092
37	Barclays Capital	S&P MID 400 E-Mini Futures	06/2016	5,160,170	5,332,440	172,270
36	Barclays Capital	SGX S&P CNX Nifty Index Futures	04/2016	556,580	560,700	4,120
60	Barclays Capital	TOPIX Index Futures	06/2016	7,157,087	7,183,793	26,706
42	Goldman Sachs	10-Year Japanese Government Bond Futures	06/2016	56,375,857	56,462,748	86,891
112	J.P. Morgan	Australia 10-Year Bond Futures	06/2016	11,124,980	11,242,864	117,884
137	Goldman Sachs	Canadian 10-Year Bond Futures	06/2016	14,983,615	14,881,971	(101,644)
657	Goldman Sachs	Euro-Bund Futures	06/2016	122,415,627	122,098,078	(317,549)
1,913	Morgan Stanley and Co., International plc	U.S. Treasury 10-Year Note Futures	06/2016	249,436,504	249,437,266	762

				616,700,076	619,673,091	2,973,015

Short Contracts:
1	J.P. Morgan	LME Aluminum Futures^	04/2016	(36,472)	(37,756)	(1,284)
14	J.P. Morgan	LME Aluminum Futures^	04/2016	(509,802)	(528,353)	(18,551)
1	J.P. Morgan	LME Aluminum Futures^	04/2016	(36,559)	(37,727)	(1,168)
1	J.P. Morgan	LME Aluminum Futures^	04/2016	(38,049)	(37,791)	258
14	J.P. Morgan	LME Aluminum Futures^	05/2016	(533,716)	(529,725)	3,991
3	J.P. Morgan	LME Aluminum Futures^	05/2016	(113,878)	(113,438)	440
5	J.P. Morgan	LME Aluminum Futures^	05/2016	(197,113)	(189,174)	7,939
27	J.P. Morgan	LME Aluminum Futures^	05/2016	(1,064,409)	(1,022,483)	41,926
5	J.P. Morgan	LME Aluminum Futures^	06/2016	(195,504)	(189,471)	6,033
41	J.P. Morgan	LME Aluminum Futures^	06/2016	(1,538,528)	(1,554,413)	(15,885)
11	J.P. Morgan	LME Aluminum Futures^	06/2016	(419,447)	(417,038)	2,409
3	J.P. Morgan	LME Aluminum Futures^	06/2016	(111,135)	(113,879)	(2,744)
3	J.P. Morgan	LME Aluminum Futures^	06/2016	(112,758)	(114,000)	(1,242)
7	J.P. Morgan	LME Copper Futures^	04/2016	(767,470)	(853,737)	(86,267)
1	J.P. Morgan	LME Copper Futures^	04/2016	(109,543)	(121,940)	(12,397)
1	J.P. Morgan	LME Copper Futures^	04/2016	(113,675)	(121,560)	(7,885)
4	J.P. Morgan	LME Copper Futures^	05/2016	(459,988)	(486,217)	(26,229)
1	J.P. Morgan	LME Copper Futures^	05/2016	(112,247)	(121,537)	(9,290)
6	J.P. Morgan	LME Copper Futures^	05/2016	(686,232)	(728,775)	(42,543)
5	J.P. Morgan	LME Copper Futures^	05/2016	(581,613)	(606,750)	(25,137)
9	J.P. Morgan	LME Copper Futures^	06/2016	(990,209)	(1,091,475)	(101,266)
1	J.P. Morgan	LME Lead Futures^	04/2016	(40,732)	(42,436)	(1,704)
7	J.P. Morgan	LME Lead Futures^	04/2016	(282,954)	(297,281)	(14,327)
3	J.P. Morgan	LME Lead Futures^	05/2016	(131,993)	(127,522)	4,471
3	J.P. Morgan	LME Lead Futures^	05/2016	(131,993)	(127,671)	4,322
1	J.P. Morgan	LME Lead Futures^	06/2016	(45,873)	(42,582)	3,291
7	J.P. Morgan	LME Lead Futures^	06/2016	(282,564)	(298,069)	(15,505)
2	J.P. Morgan	LME Lead Futures^	06/2016	(91,070)	(85,174)	5,896
2	J.P. Morgan	LME Nickel Futures^	04/2016	(100,041)	(101,406)	(1,365)
4	J.P. Morgan	LME Nickel Futures^	04/2016	(198,128)	(202,884)	(4,756)
1	J.P. Morgan	LME Nickel Futures^	04/2016	(51,727)	(50,757)	970
1	J.P. Morgan	LME Nickel Futures^	05/2016	(47,188)	(50,799)	(3,611)
2	J.P. Morgan	LME Nickel Futures^	05/2016	(100,075)	(101,634)	(1,559)
5	J.P. Morgan	LME Nickel Futures^	05/2016	(252,738)	(254,305)	(1,567)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
2	J.P. Morgan	LME Nickel Futures^	06/2016	$(105,355)	$(101,770)	$3,585
5	J.P. Morgan	LME Nickel Futures^	06/2016	(250,011)	(254,475)	(4,464)
2	J.P. Morgan	LME Zinc Futures^	04/2016	(74,120)	(90,426)	(16,306)
1	J.P. Morgan	LME Zinc Futures^	04/2016	(37,013)	(45,239)	(8,226)
4	J.P. Morgan	LME Zinc Futures^	04/2016	(147,770)	(181,086)	(33,316)
1	J.P. Morgan	LME Zinc Futures^	04/2016	(39,725)	(45,292)	(5,567)
5	J.P. Morgan	LME Zinc Futures^	05/2016	(208,735)	(226,531)	(17,796)
2	J.P. Morgan	LME Zinc Futures^	05/2016	(86,245)	(90,612)	(4,367)
1	J.P. Morgan	LME Zinc Futures^	05/2016	(41,878)	(45,306)	(3,428)
6	J.P. Morgan	LME Zinc Futures^	05/2016	(267,585)	(272,011)	(4,426)
1	J.P. Morgan	LME Zinc Futures^	06/2016	(46,023)	(45,342)	681
1	J.P. Morgan	LME Zinc Futures^	06/2016	(44,948)	(45,358)	(410)
7	J.P. Morgan	LME Zinc Futures^	06/2016	(265,998)	(317,581)	(51,583)
3	J.P. Morgan	LME Zinc Futures^	06/2016	(135,668)	(136,069)	(401)
1	J.P. Morgan	LME Zinc Futures^	06/2016	(44,823)	(45,393)	(570)

				(12,281,320)	(12,742,250)	(460,930)

				$604,418,756	$606,930,841	$2,512,085

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of March 31, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 06/15/16*	CitiBank	BRL	44,889,000	$11,280,557	$12,235,049	$954,492
Swiss Franc, Expiring 06/15/16	CitiBank	CHF	3,000	3,104	3,130	26
Chinese Renminbi, Expiring 06/15/16*	CitiBank	CNH	86,410,000	13,068,966	13,324,195	255,229
Euro, Expiring 06/15/16	CitiBank	EUR	5,938,000	6,715,509	6,772,246	56,737
Hong Kong Dollar, Expiring 06/15/16	CitiBank	HKD	7,497,000	965,375	966,847	1,472
Hungarian Forint, Expiring 06/15/16	CitiBank	HUF	3,095,786,000	10,922,825	11,209,884	287,059
Indian Rupee, Expiring 06/15/16*	CitiBank	INR	634,312,000	9,256,623	9,450,827	194,204
Korean Won, Expiring 06/15/16*	CitiBank	KRW	13,464,786,999	11,144,849	11,751,433	606,584
Mexican Peso, Expiring 06/15/16	CitiBank	MXN	186,108,000	10,309,184	10,700,552	391,368
Poland Zloty, Expiring 06/15/16	CitiBank	PLN	55,755,000	14,175,422	14,929,154	753,732
Turkish Lira, Expiring 06/15/16	CitiBank	TRY	61,540,000	20,400,797	21,411,751	1,010,954
South African Rand, Expiring 06/15/16	CitiBank	ZAR	96,768,002	6,046,237	6,458,822	412,585

				$114,289,448	$119,213,890	$4,924,442

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK PARITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 06/15/16	CitiBank	CHF	(161,000)	$(162,076)	$(167,991)	$(5,915)
Chinese Renminbi, Expiring 06/15/16*	CitiBank	CNH	(63,765,000)	(9,772,063)	(9,832,396)	(60,333)
Euro, Expiring 06/15/16	CitiBank	EUR	(88,002,672)	(96,047,180)	(100,366,429)	(4,319,249)
British Pound, Expiring 06/15/16	CitiBank	GBP	(15,249,750)	(21,355,276)	(21,907,623)	(552,347)
Hong Kong Dollar, Expiring 06/15/16	CitiBank	HKD	(7,650,000)	(987,088)	(986,579)	509
Hungarian Forint, Expiring 06/15/16	CitiBank	HUF	(1,166,962,000)	(4,184,570)	(4,225,585)	(41,015)
Indian Rupee, Expiring 06/15/16*	CitiBank	INR	(8,069,000)	(119,416)	(120,223)	(807)
Mexican Peso, Expiring 06/15/16	CitiBank	MXN	(19,353,000)	(1,108,283)	(1,112,728)	(4,445)
Poland Zloty, Expiring 06/15/16	CitiBank	PLN	(3,807,000)	(1,006,869)	(1,019,376)	(12,507)
Turkish Lira, Expiring 06/15/16	CitiBank	TRY	(783,000)	(267,700)	(272,431)	(4,731)
South African Rand, Expiring 06/15/16	CitiBank	ZAR	(13,572,000)	(868,744)	(905,868)	(37,124)

				(135,879,265)	(140,917,229)	(5,037,964)

				$(21,589,817)	$(21,703,339)	$(113,522)

*	Non-deliverable forward (See Note 4).

BRL - Brazilian Real

CHF - Swiss Franc

CNH - Chinese Renminbi (Hong Kong)

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

INR - Indian Rupee

KRW - Korean Won

MXN - Mexican Peso

PLN - Poland Zloty

SGD - Singapore Dollar

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK PARITY FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Bank of America
Cash	$(590,000)	$ —	$(590,000)

Barclays Capital
Cash	—	3,057,615	3,057,615

CitiBank
Cash	—	9,883,985	9,883,985
Investment Companies	3,491,000	—	3,491,000

Goldman Sachs
Cash	—	499,261	499,261
U.S. Treasury Bills	—	2,248,888	2,248,888

J.P. Morgan
Cash	—	236,510	236,510

Morgan Stanley and Co., International plc
Cash	—	3,558,606	3,558,606
Investment Companies	731,990	—	731,990

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CitiBank
Investment Companies	$240,207	$ —	$240,207

Deutsche Bank
Investment Companies	130,207	—	130,207

Goldman Sachs
Cash	—	1,265,617	1,265,617

J.P. Morgan
Cash	—	877,311	877,311

Macquarie Capital
Investment Companies	200,089	—	200,089

Merrill Lynch
Investment Companies	40,415	—	40,415

Morgan Stanley and Co., International plc
Cash	—	5,322,488	5,322,488

Societe Generale
Investment Companies	120,021	—	120,021

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK PARITY II HV FUND

	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’s)		VALUE (Note 5)
FOREIGN GOVERNMENT SECURITIES - 20.2%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.100%	04/15/23	EUR	510		$622,410
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.101%	04/15/26	EUR	1,290		1,603,803
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	1,036		1,311,313
France Government Bond OAT (France)	0.100%	07/25/21	EUR	300		359,721
France Government Bond OAT (France)	0.100%	03/01/25	EUR	298		360,940
France Government Bond OAT (France)	0.250%	07/25/24	EUR	400		495,022
France Government Bond OAT (France)	1.100%	07/25/22	EUR	321		412,590
France Government Bond OAT (France)	2.250%	07/25/20	EUR	962		1,257,136
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/24	GBP	1,004		1,591,224
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/26	GBP	802		1,287,288

TOTAL FOREIGN GOVERNMENT SECURITIES (cost $9,157,855)						9,301,447

U.S. TREASURY OBLIGATIONS - 33.1%
U.S. Treasury Inflation Protected Securities (a)	0.125%	04/15/19	USD	3,840		3,966,317
U.S. Treasury Inflation Protected Securities (a)	0.125%	04/15/20	USD	4,300		4,441,422
U.S. Treasury Inflation Protected Securities	0.125%	07/15/24	USD	1,870		1,872,245
U.S. Treasury Inflation Protected Securities	0.250%	01/15/25	USD	2,300		2,319,978
U.S. Treasury Inflation Protected Securities	0.375%	07/15/25	USD	2,530		2,582,763

TOTAL U.S. TREASURY OBLIGATIONS (cost $14,753,584)						15,182,725

				SHARES
SHORT-TERM INVESTMENTS - 57.3%
Investment Companies - 34.9%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.200% ^(b)				240,084		240,084
Dreyfus Treasury Cash Management, Class I, 0.180% ^(b)				960,337		960,337
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% ^(b)(c)				13,410,932		13,410,932
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.170% ^(b)(c)				200,125		200,125
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.180% ^(b)				1,200,421		1,200,421

Total Investment Companies (cost $16,011,899)						16,011,899

				PRINCIPAL AMOUNT (000’s	)
U.S. Treasury Obligations - 22.4%
U.S. Treasury Bill, 0.066%, 04/07/2016 (d)				$815		814,984
U.S. Treasury Bill, 0.410%, 07/28/2016 ^(d)				2,589		2,586,585
U.S. Treasury Bill, 0.343%, 05/26/2016 ^(d)				250		249,949
U.S. Treasury Bill, 0.465%, 08/04/2016 (d)				941		940,023
U.S. Treasury Bill, 0.479%, 09/01/2016 (d)				2,204		2,200,789
U.S. Treasury Bill, 0.328%, 05/19/2016 ^(d)				3,485		3,484,390

Total U.S. Treasury Obligations (cost $10,272,873)						10,276,720

TOTAL SHORT-TERM INVESTMENTS (cost $26,284,772)						26,288,619

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK PARITY II HV FUND

	PRINCIPAL AMOUNT (000’s	)	VALUE (Note 5)
REPURCHASE AGREEMENTS - 1.6%
CitiBank, 0.40%, dated 04/01/16, due 04/08/16, repurchase price $413,632, collateralized by U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/20	$414		$413,600
J.P. Morgan Securities, Inc., 0.51%, dated 04/01/16, due 04/08/16, repurchase price $309,781, collateralized by U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/19	310		309,750

TOTAL REPURCHASE AGREEMENTS (cost $723,350)			723,350

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 112.2% (cost $50,919,561)			51,496,141

LIABILITIES IN EXCESS OF OTHER ASSETS - (12.2%) (e)			(5,579,153)

NET ASSETS - 100.0%			$45,916,988

All securities are United States companies, unless noted otherwise in parentheses.

(a)	On March 31, 2016, securities valued at $8,407,739 were pledged as collateral for reverse repurchase agreements outstanding.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(d)	The rate shown is the effective yield at the date of purchase.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

Reverse repurchase agreements at March 31, 2016:

COUNTERPARTY	TRADE DATE	RATE	DUE DATE	PRINCIPAL AMOUNT AND VALUE OF REVERSE REPURCHASE AGREEMENT
CitiBank	03/11/2016	0.59%	04/20/2016	$4,752,467
J.P. Morgan Securities, Inc.	03/11/2016	0.60%	04/20/2016	4,181,400

				$8,933,867

The weighted average daily balance of the reverse repurchase agreements during the period ended March 31, 2016 was $7,927,543 at a net weighted average interest rate of 0.433%.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK PARITY II HV FUND

Total return swap contracts outstanding as of March 31, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Bovespa Index April Futures	04/2016	BRL	623,139	$33,849
CitiBank	Corn July Futures^	06/2016	USD	73,176	(2,026)
Deutsche Bank	Corn July Futures^	06/2016	USD	(127,967)	3,455
Deutsche Bank	Corn July Futures^	06/2016	USD	274,382	(7,570)
Societe Generale	Corn July Futures^	06/2016	USD	333,695	(13,520)
Macquarie Capital	Corn July Futures^	06/2016	USD	36,530	(955)
CitiBank	Corn May Futures^	04/2016	USD	89,874	(1,999)
CitiBank	Corn May Futures^	04/2016	USD	(90,236)	2,360
Deutsche Bank	Corn May Futures^	04/2016	USD	(379,611)	10,536
Deutsche Bank	Corn May Futures^	04/2016	USD	378,898	(9,823)
Macquarie Capital	Corn May Futures^	04/2016	USD	36,268	780
Macquarie Capital	Corn May Futures^	04/2016	USD	(36,268)	(1,118)
CitiBank	Cotton No. 2 July Futures^	06/2016	USD	172,230	2,697
CitiBank	Cotton No. 2 July Futures^	06/2016	USD	(57,350)	(959)
Deutsche Bank	Cotton No. 2 July Futures^	06/2016	USD	28,457	698
Deutsche Bank	Cotton No. 2 July Futures^	06/2016	USD	(28,665)	(490)
Macquarie Capital	Cotton No. 2 July Futures^	06/2016	USD	28,705	450
CitiBank	Cotton No. 2 May Futures^	04/2016	USD	186,330	(11,007)
CitiBank	Cotton No. 2 May Futures^	04/2016	USD	(172,335)	(2,984)
Deutsche Bank	Cotton No. 2 May Futures^	04/2016	USD	(28,458)	(763)
Deutsche Bank	Cotton No. 2 May Futures^	04/2016	USD	31,182	(1,963)
Macquarie Capital	Cotton No. 2 May Futures^	04/2016	USD	(31,346)	(2,126)
Macquarie Capital	Cotton No. 2 May Futures^	04/2016	USD	31,346	(503)
Bank of America	Hang Seng Index April Futures	04/2016	HKD	1,020,013	2,623
Bank of America	H-SHARES Index April Futures	04/2016	HKD	7,884,525	28,027
Goldman Sachs	H-SHARES Index April Futures	04/2016	HKD	436,632	1,737
Bank of America	KOSPI Index 200 June Futures	06/2016	KRW	241,777,800	3,903
Deutsche Bank	Lean Hogs April Futures^	04/2016	USD	(112,755)	3,395
Deutsche Bank	Lean Hogs April Futures^	04/2016	USD	106,932	2,428
Societe Generale	Lean Hogs April Futures^	04/2016	USD	55,265	(585)
Societe Generale	Lean Hogs April Futures^	04/2016	USD	(56,431)	1,751
Macquarie Capital	Lean Hogs April Futures^	04/2016	USD	105,865	2,592
Macquarie Capital	Lean Hogs April Futures^	04/2016	USD	(105,865)	3,495
Deutsche Bank	Lean Hogs June Futures^	06/2016	USD	129,563	(203)
Societe Generale	Lean Hogs June Futures^	06/2016	USD	64,747	(67)
Macquarie Capital	Lean Hogs June Futures^	06/2016	USD	195,166	(1,126)
Deutsche Bank	Live Cattle April Futures^	04/2016	USD	(434,620)	9,260
Deutsche Bank	Live Cattle April Futures^	04/2016	USD	437,972	(12,612)
Deutsche Bank	Live Cattle June Futures^	06/2016	USD	352,768	(5,498)
Goldman Sachs	MSCI Taiwan Stock Index April Futures	04/2016	USD	351,987	2,213
Goldman Sachs	SGX S&P CNX Nifty Index April Futures	04/2016	USD	30,904	246
CitiBank	Soybean July Futures^	06/2016	USD	580,014	16,524
Deutsche Bank	Soybean July Futures^	06/2016	USD	89,324	2,451
Societe Generale	Soybean July Futures^	06/2016	USD	44,954	933
Macquarie Capital	Soybean July Futures^	06/2016	USD	403,043	9,945
CitiBank	Soybean May Futures^	04/2016	USD	346,568	17,726
CitiBank	Soybean May Futures^	04/2016	USD	(354,550)	(9,746)
Deutsche Bank	Soybean May Futures^	04/2016	USD	87,240	3,835
Deutsche Bank	Soybean May Futures^	04/2016	USD	(88,731)	(2,344)
Societe Generale	Soybean May Futures^	04/2016	USD	44,071	1,467
Societe Generale	Soybean May Futures^	04/2016	USD	(44,657)	(880)
Macquarie Capital	Soybean May Futures^	04/2016	USD	(306,080)	12,682
Macquarie Capital	Soybean May Futures^	04/2016	USD	306,080	(9,000)
Societe Generale	Soybean Oil May Futures^	04/2016	USD	94,707	7,953
Macquarie Capital	Soybean Oil May Futures^	04/2016	USD	37,554	3,510
Goldman Sachs	Swiss Market Index June Futures	06/2016	CHF	233,980	(3,951)
Goldman Sachs	Taiwan Stock Exchange April Futures	04/2016	TWD	5,241,800	(344)

					$89,359

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK PARITY II HV FUND

Open futures contracts outstanding at March 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
30	Goldman Sachs	Brent Crude Futures^	05/2016	$1,252,738	$1,223,100	$(29,638)
6	Morgan Stanley and Co., International plc	Cocoa Futures^	07/2016	180,471	177,540	(2,931)
7	Morgan Stanley and Co., International plc	Coffee ‘C’ Futures^	07/2016	326,597	340,068	13,471
17	Morgan Stanley and Co., International plc	Corn Futures^	07/2016	314,122	302,387	(11,735)
1	Morgan Stanley and Co., International plc	Cotton No. 2 Futures^	07/2016	28,706	29,155	449
1	Morgan Stanley and Co., International plc	Feeder Cattle Futures^	08/2016	78,692	77,538	(1,154)
10	Goldman Sachs	Gas Oil Futures^	06/2016	375,686	363,250	(12,436)
4	Morgan Stanley and Co., International plc	Gasoline RBOB Futures^	05/2016	241,333	245,498	4,165
16	Morgan Stanley and Co., International plc	Gold 100 OZ Futures^	06/2016	1,976,720	1,976,961	241
1	Morgan Stanley and Co., International plc	Hard Red Winter Wheat Futures^	07/2016	23,902	24,350	448
4	Morgan Stanley and Co., International plc	Heating Oil ULSD Futures^	05/2016	207,506	201,886	(5,620)
1	Morgan Stanley and Co., International plc	Lean Hogs Futures^	06/2016	32,194	32,340	146
6	Morgan Stanley and Co., International plc	Live Cattle Futures^	06/2016	303,552	297,660	(5,892)
1	J.P. Morgan	LME Aluminum Futures^	04/2016	36,587	37,756	1,169
4	J.P. Morgan	LME Aluminum Futures^	05/2016	153,881	151,200	(2,681)
2	J.P. Morgan	LME Aluminum Futures^	06/2016	78,263	75,789	(2,474)
24	J.P. Morgan	LME Aluminum Futures^	06/2016	894,972	909,900	14,928
1	J.P. Morgan	LME Aluminum Futures^	06/2016	38,290	37,913	(377)
1	J.P. Morgan	LME Copper Futures^	05/2016	114,513	121,463	6,950
1	J.P. Morgan	LME Copper Futures^	05/2016	114,741	121,440	6,699
1	J.P. Morgan	LME Copper Futures^	05/2016	115,948	121,350	5,402
10	J.P. Morgan	LME Copper Futures^	06/2016	1,110,885	1,212,750	101,865
3	J.P. Morgan	LME Lead Futures^	06/2016	120,745	127,743	6,998
2	J.P. Morgan	LME Nickel Futures^	06/2016	105,286	101,770	(3,516)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
3	J.P. Morgan	LME Nickel Futures^	06/2016	$155,090	$152,685	$(2,405)
1	J.P. Morgan	LME Zinc Futures^	04/2016	36,677	45,271	8,594
1	J.P. Morgan	LME Zinc Futures^	05/2016	42,948	45,306	2,358
1	J.P. Morgan	LME Zinc Futures^	06/2016	44,843	45,357	514
5	J.P. Morgan	LME Zinc Futures^	06/2016	200,163	226,844	26,681
8	Morgan Stanley and Co., International plc	Natural Gas Futures^	05/2016	156,439	164,320	7,881
12	Morgan Stanley and Co., International plc	Silver Futures^	05/2016	886,189	927,840	41,651
11	Morgan Stanley and Co., International plc	Soybean Futures^	07/2016	490,789	504,762	13,973
9	Morgan Stanley and Co., International plc	Soybean Meal Futures^	07/2016	246,343	245,790	(553)
17	Morgan Stanley and Co., International plc	Soybean Oil Futures^	05/2016	316,662	349,044	32,382
32	Morgan Stanley and Co., International plc	Sugar #11 (World Markets) Futures^	06/2016	535,058	553,728	18,670
8	Morgan Stanley and Co., International plc	Wheat Futures^	07/2016	187,839	192,300	4,461
28	Morgan Stanley and Co., International plc	WTI Crude Futures^	05/2016	1,134,579	1,113,000	(21,579)
2	Barclays Capital	CAC40 Index Futures	04/2016	100,306	99,760	(546)
8	Barclays Capital	E-Mini Russell 2000 Futures	06/2016	859,072	887,680	28,608
18	Barclays Capital	Euro Stoxx 50 Index Futures	06/2016	612,583	600,333	(12,250)
8	Barclays Capital	FTSE 100 Index Futures	06/2016	698,668	702,384	3,716
8	J.P. Morgan	FTSE/JSE Top 40 Index Futures	06/2016	254,139	253,556	(583)
3	Barclays Capital	Hang Seng Index Futures	04/2016	392,787	402,335	9,548
8	Barclays Capital	KOSPI Index 200 Futures	06/2016	852,240	861,840	9,600
3	Barclays Capital	MSCI Taiwan Stock Index Futures	04/2016	95,529	96,600	1,071
85	Barclays Capital	S&P 500 E-Mini Futures	06/2016	8,542,370	8,718,875	176,505
7	Barclays Capital	S&P MID 400 E-Mini Futures	06/2016	976,764	1,008,840	32,076
1	Barclays Capital	SGX S&P CNX Nifty Index Futures	04/2016	15,487	15,575	88
11	Barclays Capital	TOPIX Index Futures	06/2016	1,309,278	1,317,029	7,751
68	Goldman Sachs	10-Year Japanese Government Bond Futures	06/2016	9,128,354	9,153,068	24,714
17	J.P. Morgan	Australia 10-Year Bond Futures	06/2016	1,687,628	1,706,506	18,878
24	Goldman Sachs	Canadian 10-Year Bond Futures	06/2016	2,622,467	2,607,061	(15,406)
108	Goldman Sachs	Euro-Bund Futures	06/2016	20,095,386	20,070,917	(24,469)
11	Goldman Sachs	Long Gilt Futures	06/2016	1,913,982	1,915,125	1,143
304	Morgan Stanley and Co., International plc	U.S. Treasury 10-Year Note Futures	06/2016	39,604,293	39,638,750	34,457

				102,421,282	102,933,288	512,006

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
1	J.P. Morgan	LME Aluminum Futures^	04/2016	$(36,473)	$(37,757)	$(1,284)
4	J.P. Morgan	LME Aluminum Futures^	05/2016	(153,690)	(151,200)	2,490
2	J.P. Morgan	LME Aluminum Futures^	06/2016	(78,095)	(75,788)	2,307
1	J.P. Morgan	LME Aluminum Futures^	06/2016	(38,279)	(37,913)	366
1	J.P. Morgan	LME Aluminum Futures^	06/2016	(38,131)	(37,912)	219
1	J.P. Morgan	LME Copper Futures^	05/2016	(114,372)	(121,462)	(7,090)
1	J.P. Morgan	LME Copper Futures^	05/2016	(114,873)	(121,440)	(6,567)
1	J.P. Morgan	LME Copper Futures^	05/2016	(116,323)	(121,350)	(5,027)
2	J.P. Morgan	LME Nickel Futures^	06/2016	(105,355)	(101,770)	3,585
1	J.P. Morgan	LME Zinc Futures^	04/2016	(36,943)	(45,272)	(8,329)
1	J.P. Morgan	LME Zinc Futures^	05/2016	(43,123)	(45,307)	(2,184)
1	J.P. Morgan	LME Zinc Futures^	06/2016	(44,948)	(45,358)	(410)
1	J.P. Morgan	LME Zinc Futures^	06/2016	(36,850)	(45,369)	(8,519)

				(957,455)	(987,898)	(30,443)

				$101,463,827	$101,945,390	$481,563

^	Represents positions held in the respective Subsidiary (See Note 2).

Forward foreign currency exchange contracts outstanding as of March 31, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 06/15/16	CitiBank	CHF	7,000	$7,046	$7,304	$258
Euro, Expiring 06/15/16	CitiBank	EUR	109,092	124,469	124,419	(50)
Hong Kong Dollar, Expiring 06/15/16	CitiBank	HKD	1,074,000	138,323	138,508	185

				269,838	270,231	393

Brazilian Real, Expiring 06/15/16*	CitiBank	BRL	(30,000)	(7,326)	(8,177)	(851)
Swiss Franc, Expiring 06/15/16	CitiBank	CHF	(14,000)	(14,525)	(14,608)	(83)
Euro, Expiring 06/15/16	CitiBank	EUR	(5,844,579)	(6,388,072)	(6,665,701)	(277,629)
British Pound, Expiring 06/15/16	CitiBank	GBP	(1,964,360)	(2,755,749)	(2,821,977)	(66,228)
Hong Kong Dollar, Expiring 06/15/16	CitiBank	HKD	(1,130,000)	(145,805)	(145,730)	75

				(9,311,477)	(9,656,193)	(344,716)

				$(9,041,639)	$(9,385,962)	$(344,323)

*	Non-deliverable forward (See Note 4).

BRL - Brazilian Real

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

TWD - New Taiwan Dollar

KRW - Korean Won

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK PARITY II HV FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$518,087	$518,087

CitiBank
Investment Companies	670,078	—	670,078
U.S. Treasury Inflation Protected Securities	4,441,422	—	4,441,422

Goldman Sachs
Cash	—	477,696	477,696
Investment Companies	40,000	—	40,000

J.P. Morgan
Cash	—	51,663	51,663
U.S. Treasury Inflation Protected Securities	3,966,317	—	3,966,317

Morgan Stanley and Co., International plc
Cash	—	599,351	599,351

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CitiBank
Investment Companies	$50,022	$—	$50,022

Deutsche Bank
Investment Companies	110,051	—	110,051

Goldman Sachs
Cash	—	221,172	221,172

J.P. Morgan
Cash	—	153,579	153,579

Morgan Stanley and Co., International plc
Cash	—	461,159	461,159

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK PARITY II MV FUND

	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
FOREIGN GOVERNMENT SECURITIES - 13.2%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.100%	04/15/23	EUR	714	$871,374
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.100%	04/15/26	EUR	1,687	2,097,280
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	1,187	1,502,546
France Government Bond OAT (France)	0.100%	07/25/21	EUR	400	479,628
France Government Bond OAT (France)	0.100%	03/01/25	EUR	397	481,254
France Government Bond OAT (France)	0.250%	07/25/24	EUR	400	495,022
France Government Bond OAT (France)	1.100%	07/25/22	EUR	427	550,120
France Government Bond OAT (France)	2.250%	07/25/20	EUR	1,082	1,414,279
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/24	GBP	1,174	1,862,070
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/26	GBP	1,002	1,609,110

TOTAL FOREIGN GOVERNMENT SECURITIES (cost $11,301,310)					11,362,683

U.S. TREASURY OBLIGATIONS - 23.0%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/19	USD	5,000	5,164,475
U.S. Treasury Inflation Protected Securities	0.125%	04/15/20	USD	5,700	5,887,466
U.S. Treasury Inflation Protected Securities	0.125%	07/15/24	USD	2,300	2,302,761
U.S. Treasury Inflation Protected Securities	0.250%	01/15/25	USD	3,100	3,126,927
U.S. Treasury Inflation Protected Securities	0.375%	07/15/25	USD	3,300	3,368,822

TOTAL U.S. TREASURY OBLIGATIONS (cost $19,310,789)					19,850,451

SHORT-TERM INVESTMENTS - 60.9%				SHARES
Investment Companies - 43.2%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.200% ^(a)				657,870	657,870
Dreyfus Treasury Cash Management, Class I, 0.180% ^(a)				2,631,481	2,631,481
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% ^(a)(b)				30,578,845	30,578,845
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.170% ^(a)(b)				190,157	190,157
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.180% ^(a)				3,289,352	3,289,352

Total Investment Companies (cost $37,347,705)					37,347,705

				PRINCIPAL AMOUNT (000’s)
U.S. Treasury Obligations - 17.7%
U.S. Treasury Bill, 0.066%, 04/07/2016 (c)				$2,941	2,940,941
U.S. Treasury Bill, 0.410%, 07/28/2016 ^(c)				5,110	5,105,232
U.S. Treasury Bill, 0.465%, 08/04/2016 ^(c)(d)				3,513	3,509,354
U.S. Treasury Bill, 0.479%, 09/01/2016 ^(c)				2,628	2,624,171
U.S. Treasury Bill, 0.476%, 09/29/2016 (c)				1,120	1,117,862

Total U.S. Treasury Obligations (cost $15,291,443)					15,297,560

TOTAL SHORT-TERM INVESTMENTS (cost $52,639,148)					52,645,265

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK PARITY II MV FUND

VALUE (Note 5)
TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 97.1% (cost $83,251,247)	$83,858,399

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.9% (e)	2,521,889

NET ASSETS - 100.0%	$86,380,288

All	securities are United States companies, unless noted otherwise in parentheses.
(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	All or a portion of the security is pledged as collateral to the brokers for futures contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

Total return swap contracts outstanding as of March 31, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Bovespa Index April Futures	04/2016	BRL	1,028,011	$59,015
Macquarie Capital	Brent Crude April Futures^	05/2016	USD	(40,450)	(120)
Macquarie Capital	Brent Crude April Futures^	05/2016	USD	40,450	1,070
Macquarie Capital	Brent Crude March Futures^	04/2016	USD	35,680	185
Macquarie Capital	Brent Crude March Futures^	04/2016	USD	(35,680)	3,920
Macquarie Capital	Brent Crude May Futures^	06/2016	USD	41,915	(1,145)
Macquarie Capital	Cocoa July Futures^	06/2016	USD	30,070	(480)
Macquarie Capital	Cocoa May Futures^	04/2016	USD	28,470	570
Macquarie Capital	Cocoa May Futures^	04/2016	USD	(28,470)	1,030
Macquarie Capital	Coffee ‘C’ July Futures^	06/2016	USD	45,553	3,028
Macquarie Capital	Coffee ‘C’ May Futures^	04/2016	USD	(45,431)	2,363
Macquarie Capital	Coffee ‘C’ May Futures^	04/2016	USD	45,431	(2,934)
Deutsche Bank	Corn July Futures^	06/2016	USD	(91,405)	2,468
Deutsche Bank	Corn July Futures^	06/2016	USD	420,716	(11,604)
Societe Generale	Corn July Futures^	06/2016	USD	312,462	(10,075)
Macquarie Capital	Corn July Futures^	06/2016	USD	91,297	(2,360)
CitiBank	Corn May Futures^	04/2016	USD	107,926	(2,475)
CitiBank	Corn May Futures^	04/2016	USD	(109,530)	4,079
Deutsche Bank	Corn May Futures^	04/2016	USD	505,170	(13,070)
Deutsche Bank	Corn May Futures^	04/2016	USD	(503,729)	11,629
Societe Generale	Corn May Futures^	04/2016	USD	18,132	(557)
Societe Generale	Corn May Futures^	04/2016	USD	(17,992)	417

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK PARITY II MV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Macquarie Capital	Corn May Futures^	04/2016	USD	(90,320)	$(2,445)
Macquarie Capital	Corn May Futures^	04/2016	USD	90,320	1,923
CitiBank	Cotton No. 2 July Futures^	06/2016	USD	229,640	3,600
Deutsche Bank	Cotton No. 2 July Futures^	06/2016	USD	85,938	1,528
Deutsche Bank	Cotton No. 2 July Futures^	06/2016	USD	(86,735)	(730)
Macquarie Capital	Cotton No. 2 July Futures^	06/2016	USD	57,410	900
CitiBank	Cotton No. 2 May Futures^	04/2016	USD	(229,780)	(3,979)
CitiBank	Cotton No. 2 May Futures^	04/2016	USD	248,440	(14,676)
Deutsche Bank	Cotton No. 2 May Futures^	04/2016	USD	(85,958)	(1,703)
Deutsche Bank	Cotton No. 2 May Futures^	04/2016	USD	93,428	(5,767)
Macquarie Capital	Cotton No. 2 May Futures^	04/2016	USD	62,409	(1,005)
Macquarie Capital	Cotton No. 2 May Futures^	04/2016	USD	(62,409)	(3,969)
Macquarie Capital	Gasoline RBOB March Futures^	04/2016	USD	(57,809)	2,104
Macquarie Capital	Gasoline RBOB March Futures^	04/2016	USD	57,809	(4,603)
Societe Generale	Gold 100 OZ April Futures^	03/2016	USD	(123,960)	540
Societe Generale	Gold 100 OZ April Futures^	03/2016	USD	108,010	15,410
Macquarie Capital	Gold 100 OZ April Futures^	04/2016	USD	107,980	(420)
Macquarie Capital	Gold 100 OZ April Futures^	04/2016	USD	(107,980)	15,440
Societe Generale	Gold 100 OZ June Futures^	05/2016	USD	124,040	(480)
Macquarie Capital	Gold 100 OZ June Futures^	06/2016	USD	123,085	475
Bank of America	Hang Seng Index April Futures	04/2016	HKD	3,060,039	7,870
Societe Generale	Hard Red Winter Wheat July Futures^	06/2016	USD	24,182	168
Societe Generale	Hard Red Winter Wheat May Futures^	04/2016	USD	(23,695)	(117)
Societe Generale	Hard Red Winter Wheat May Futures^	04/2016	USD	24,138	(325)
Macquarie Capital	Heating Oil ULSD March Futures^	04/2016	USD	(45,788)	3,973
Macquarie Capital	Heating Oil ULSD March Futures^	04/2016	USD	45,788	(12,789)
Bank of America	H-SHARES Index April Futures	04/2016	HKD	7,875,374	29,208
Goldman Sachs	H-SHARES Index April Futures	04/2016	HKD	3,500,530	12,934
Bank of America	KOSPI Index 200 June Futures	06/2016	KRW	604,444,500	9,757
Deutsche Bank	Lean Hogs April Futures^	04/2016	USD	(252,805)	6,745
Deutsche Bank	Lean Hogs April Futures^	04/2016	USD	239,971	6,089
Societe Generale	Lean Hogs April Futures^	04/2016	USD	(27,936)	596
Societe Generale	Lean Hogs April Futures^	04/2016	USD	26,460	880
Macquarie Capital	Lean Hogs April Futures^	04/2016	USD	(163,443)	597
Macquarie Capital	Lean Hogs April Futures^	04/2016	USD	163,443	3,888
Deutsche Bank	Lean Hogs June Futures^	06/2016	USD	290,941	119
Societe Generale	Lean Hogs June Futures^	06/2016	USD	32,199	141
Macquarie Capital	Lean Hogs June Futures^	06/2016	USD	193,368	672
Deutsche Bank	Live Cattle April Futures^	04/2016	USD	(650,249)	12,209
Deutsche Bank	Live Cattle April Futures^	04/2016	USD	656,943	(18,903)
Deutsche Bank	Live Cattle June Futures^	06/2016	USD	453,765	(7,275)
Goldman Sachs	MSCI Taiwan Stock Index April Futures	04/2016	USD	608,077	3,723
Macquarie Capital	Silver May Futures^	05/2016	USD	71,585	5,735
CitiBank	Soybean July Futures^	06/2016	USD	803,081	22,894
Deutsche Bank	Soybean July Futures^	06/2016	USD	177,799	5,751
Societe Generale	Soybean July Futures^	06/2016	USD	267,561	7,764
Macquarie Capital	Soybean July Futures^	06/2016	USD	449,796	9,079
CitiBank	Soybean May Futures^	04/2016	USD	653,326	29,725
CitiBank	Soybean May Futures^	04/2016	USD	(664,781)	(18,275)
Deutsche Bank	Soybean May Futures^	04/2016	USD	174,054	8,096
Deutsche Bank	Soybean May Futures^	04/2016	USD	(176,638)	(5,513)
Societe Generale	Soybean May Futures^	04/2016	USD	262,570	10,655
Societe Generale	Soybean May Futures^	04/2016	USD	(265,840)	(7,385)
Macquarie Capital	Soybean May Futures^	04/2016	USD	218,678	(6,429)
Macquarie Capital	Soybean May Futures^	04/2016	USD	(218,678)	9,010
Macquarie Capital	Soybean Meal July Futures^	06/2016	USD	27,260	50
CitiBank	Soybean Meal May Futures^	04/2016	USD	(27,235)	205
CitiBank	Soybean Meal May Futures^	04/2016	USD	27,193	(163)
Societe Generale	Soybean Oil May Futures^	04/2016	USD	18,602	1,930
Macquarie Capital	Soybean Oil May Futures^	04/2016	USD	55,981	5,615
CitiBank	Sugar #11 (World Markets) April Futures^	04/2016	USD	15,949	1,243
CitiBank	Sugar #11 (World Markets) April Futures^	04/2016	USD	(16,436)	(756)
CitiBank	Sugar #11 (World Markets) June Futures^	06/2016	USD	16,397	907

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK PARITY II MV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Swiss Market Index June Futures	06/2016	CHF	311,974	$(5,269)
Goldman Sachs	Taiwan Stock Exchange April Futures	04/2016	TWD	1,745,000	(45)

					$182,081

^	Represents positions held in the respective Subsidiary (See Note 2).

Open futures contracts outstanding at March 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
41	Goldman Sachs	Brent Crude Futures^	05/2016	$1,711,059	$1,671,570	$(39,489)
6	Morgan Stanley and Co., International plc	Cocoa Futures^	07/2016	180,471	177,540	(2,931)
8	Morgan Stanley and Co., International plc	Coffee ‘C’ Futures^	07/2016	374,393	388,650	14,257
19	Morgan Stanley and Co., International plc	Corn Futures^	07/2016	348,155	337,962	(10,193)
1	Morgan Stanley and Co., International plc	Feeder Cattle Futures^	08/2016	78,692	77,538	(1,154)
14	Goldman Sachs	Gas Oil Futures^	06/2016	524,571	508,550	(16,021)
5	Morgan Stanley and Co., International plc	Gasoline RBOB Futures^	05/2016	300,348	306,874	6,526
20	Morgan Stanley and Co., International plc	Gold 100 OZ Futures^	06/2016	2,463,970	2,471,200	7,230
1	Morgan Stanley and Co., International plc	Hard Red Winter Wheat Futures^	07/2016	23,902	24,350	448
5	Morgan Stanley and Co., International plc	Heating Oil ULSD Futures^	05/2016	258,521	252,357	(6,164)
1	Morgan Stanley and Co., International plc	Lean Hogs Futures^	06/2016	32,194	32,340	146
6	Morgan Stanley and Co., International plc	Live Cattle Futures^	06/2016	302,964	297,660	(5,304)
1	J.P. Morgan	LME Aluminum Futures^	04/2016	36,587	37,756	1,169
1	J.P. Morgan	LME Aluminum Futures^	04/2016	36,819	37,735	916
1	J.P. Morgan	LME Aluminum Futures^	04/2016	37,703	37,783	80
5	J.P. Morgan	LME Aluminum Futures^	05/2016	190,527	189,085	(1,442)
2	J.P. Morgan	LME Aluminum Futures^	05/2016	75,905	75,625	(280)
32	J.P. Morgan	LME Aluminum Futures^	06/2016	1,185,144	1,213,200	28,056

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	J.P. Morgan	LME Aluminum Futures^	06/2016	$38,290	$37,913	$(377)
1	J.P. Morgan	LME Copper Futures^	05/2016	114,828	121,493	6,665
1	J.P. Morgan	LME Copper Futures^	05/2016	114,513	121,463	6,950
1	J.P. Morgan	LME Copper Futures^	05/2016	115,948	121,350	5,402
14	J.P. Morgan	LME Copper Futures^	06/2016	1,547,805	1,697,850	150,045
4	J.P. Morgan	LME Lead Futures^	06/2016	160,773	170,325	9,552
1	J.P. Morgan	LME Nickel Futures^	04/2016	52,352	50,754	(1,598)
1	J.P. Morgan	LME Nickel Futures^	05/2016	49,953	50,814	861
4	J.P. Morgan	LME Nickel Futures^	06/2016	198,437	203,580	5,143
1	J.P. Morgan	LME Zinc Futures^	04/2016	36,677	45,271	8,594
1	J.P. Morgan	LME Zinc Futures^	04/2016	39,877	45,291	5,414
1	J.P. Morgan	LME Zinc Futures^	05/2016	42,948	45,306	2,358
1	J.P. Morgan	LME Zinc Futures^	05/2016	42,303	45,306	3,003
7	J.P. Morgan	LME Zinc Futures^	06/2016	279,698	317,581	37,883
1	J.P. Morgan	LME Zinc Futures^	06/2016	45,224	45,356	132
13	Morgan Stanley and Co., International plc	Natural Gas Futures^	05/2016	251,276	267,020	15,744
16	Morgan Stanley and Co., International plc	Silver Futures^	05/2016	1,169,144	1,237,120	67,976
11	Morgan Stanley and Co., International plc	Soybean Futures^	07/2016	487,886	504,763	16,877
11	Morgan Stanley and Co., International plc	Soybean Meal Futures^	07/2016	300,673	300,410	(263)
31	Morgan Stanley and Co., International plc	Soybean Oil Futures^	05/2016	578,496	636,492	57,996
42	Morgan Stanley and Co., International plc	Sugar #11 (World Markets) Futures^	06/2016	707,861	726,768	18,907
10	Morgan Stanley and Co., International plc	Wheat Futures^	07/2016	233,769	240,375	6,606
40	Morgan Stanley and Co., International plc	WTI Crude Futures^	05/2016	1,618,229	1,590,000	(28,229)
3	Barclays Capital	CAC40 Index Futures	04/2016	150,293	149,640	(653)
10	Barclays Capital	E-Mini Russell 2000 Futures	06/2016	1,076,329	1,109,600	33,271
28	Barclays Capital	Euro Stoxx 50 Index Futures	06/2016	952,362	933,851	(18,511)
10	Barclays Capital	FTSE 100 Index Futures	06/2016	874,089	877,980	3,891
14	J.P. Morgan	FTSE/JSE Top 40 Index Futures	06/2016	444,347	443,723	(624)
1	Barclays Capital	Hang Seng Index Futures	04/2016	130,864	134,112	3,248
1	Barclays Capital	H-SHARES Index Futures	04/2016	57,308	58,022	714
3	Barclays Capital	KOSPI Index 200 Futures	06/2016	315,723	323,190	7,467
8	Barclays Capital	MSCI Taiwan Stock Index Futures	04/2016	255,195	257,600	2,405

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
116	Barclays Capital	S&P 500 E-Mini Futures	06/2016	$11,640,278	$11,898,700	$258,422
8	Barclays Capital	S&P MID 400 E-Mini Futures	06/2016	1,114,213	1,152,960	38,747
12	Barclays Capital	SGX S&P CNX Nifty Index Futures	04/2016	185,527	186,900	1,373
14	Barclays Capital	TOPIX Index Futures	06/2016	1,667,905	1,676,219	8,314
3	Goldman Sachs	10-Year Japanese Government Bond Futures	06/2016	403,269	403,812	543
9	Goldman Sachs	10-Year Japanese Government Bond Futures	06/2016	12,081,680	12,099,160	17,480
31	J.P. Morgan	Australia 10-Year Bond Futures	06/2016	3,079,700	3,111,864	32,164
34	Goldman Sachs	Canadian 10-Year Bond Futures	06/2016	3,720,627	3,693,336	(27,291)
145	Goldman Sachs	Euro-Bund Futures	06/2016	27,009,298	26,947,064	(62,234)
416	Morgan Stanley and Co., International plc	U.S. Treasury 10-Year Note Futures	06/2016	54,242,356	54,242,500	144

				135,790,248	136,460,609	670,361

Short Contracts:
1	J.P. Morgan	LME Aluminum Futures^	04/2016	(36,472)	(37,756)	(1,284)
1	J.P. Morgan	LME Aluminum Futures^	04/2016	(36,747)	(37,735)	(988)
1	J.P. Morgan	LME Aluminum Futures^	04/2016	(37,524)	(37,783)	(259)
5	J.P. Morgan	LME Aluminum Futures^	05/2016	(190,610)	(189,085)	1,525
2	J.P. Morgan	LME Aluminum Futures^	05/2016	(75,918)	(75,625)	293
4	J.P. Morgan	LME Aluminum Futures^	06/2016	(152,143)	(151,650)	493
1	J.P. Morgan	LME Aluminum Futures^	06/2016	(38,131)	(37,912)	219
1	J.P. Morgan	LME Copper Futures^	05/2016	(114,372)	(121,492)	(7,120)
1	J.P. Morgan	LME Copper Futures^	05/2016	(114,372)	(121,462)	(7,090)
1	J.P. Morgan	LME Copper Futures^	05/2016	(116,323)	(121,350)	(5,027)
1	J.P. Morgan	LME Nickel Futures^	04/2016	(52,257)	(50,754)	1,503
1	J.P. Morgan	LME Nickel Futures^	05/2016	(49,917)	(50,814)	(897)
1	J.P. Morgan	LME Nickel Futures^	06/2016	(52,477)	(50,895)	1,582
1	J.P. Morgan	LME Zinc Futures^	04/2016	(36,943)	(45,272)	(8,329)
1	J.P. Morgan	LME Zinc Futures^	04/2016	(39,725)	(45,292)	(5,567)
1	J.P. Morgan	LME Zinc Futures^	05/2016	(43,123)	(45,307)	(2,184)
1	J.P. Morgan	LME Zinc Futures^	05/2016	(41,872)	(45,306)	(3,434)
2	J.P. Morgan	LME Zinc Futures^	06/2016	(76,848)	(90,738)	(13,890)
1	J.P. Morgan	LME Zinc Futures^	06/2016	(45,223)	(45,357)	(134)

				(1,350,997)	(1,401,585)	(50,588)

				$134,439,251	$135,059,024	$619,773

^	Represents positions held in the respective Subsidiary (See Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK PARITY II MV FUND

Forward foreign currency exchange contracts outstanding as of March 31, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 06/15/16	CitiBank	CHF	11,000	$11,073	$11,478	$405
Hong Kong Dollar, Expiring 06/15/16	CitiBank	HKD	1,734,000	223,311	223,625	314

				$234,384	$235,103	$719

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 06/15/16*	CitiBank	BRL	(50,000)	$(12,210)	$(13,628)	$(1,418)
Swiss Franc, Expiring 06/15/16	CitiBank	CHF	(20,000)	(20,750)	(20,869)	(119)
Euro, Expiring 06/15/16	CitiBank	EUR	(7,024,406)	(7,662,415)	(8,011,286)	(348,871)
British Pound, Expiring 06/15/16	CitiBank	GBP	(2,434,350)	(3,410,552)	(3,497,160)	(86,608)
Hong Kong Dollar, Expiring 06/15/16	CitiBank	HKD	(1,284,000)	(165,410)	(165,591)	(181)

				(11,271,337)	(11,708,534)	(437,197)

				$(11,036,953)	$(11,473,431)	$(436,478)

*	Non-deliverable forward (See Note 4).

BRL - Brazilian Real

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

KRW - Korean Won

TWD - New Taiwan Dollar

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR RISK PARITY II MV FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$542,128	$542,128

CitiBank
Investment Companies	830,106	—	830,106

Goldman Sachs
Cash	—	74,262	74,262
Investment Companies	30,000	—	30,000
U.S. Treasury Bills	—	536,741	536,741

J.P. Morgan
Cash	—	62,644	62,644

Morgan Stanley and Co., International plc
Cash	—	773,936	773,936

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CitiBank
Investment Companies	$60,040	$—	$60,040

Deutsche Bank
Investment Companies	100,060	—	100,060

Goldman Sachs
Cash	—	270,091	270,091

J.P. Morgan
Cash	—	159,793	159,793

Macquarie Capital
Investment Companies	110,030	—	110,030

Morgan Stanley and Co., International plc
Cash	—	451,499	451,499

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

LONG INVESTMENTS - 115.2%	SHARES	VALUE (Note 5)
COMMON STOCKS - 31.5%

Belgium - 0.7%
Ageas (a)	148,721	$5,885,833
bpost SA (a)	170,934	4,743,753
Colruyt SA (a)	31,392	1,825,579
KBC Groep NV (a)	113,205	5,829,800
Proximus (a)	108,211	3,692,642
Umicore SA (a)	7,928	393,546

		22,371,153

Denmark - 1.0%
Chr Hansen Holding A/S (a)	6,965	467,082
Danske Bank A/S (a)	47,755	1,347,668
DSV A/S (a)	74,303	3,090,577
FLSmidth & Co. A/S (a)	8,349	349,637
GN Store Nord A/S (a)	20,312	424,085
H Lundbeck A/S †	47,834	1,577,612
ISS A/S (a)	98,650	3,956,530
Jyske Bank A/S (a)	35,126	1,583,391
Novo Nordisk A/S, Class B (a)	123,651	6,696,146
Pandora A/S (a)	11,143	1,456,813
TDC A/S	507,049	2,478,227
Vestas Wind Systems A/S (a)	64,837	4,568,398
William Demant Holding A/S †(a)	32,450	3,259,297

		31,255,463

Finland - 0.8%
Amer Sports OYJ (a)	49,476	1,436,266
Cargotec OYJ, Class B (a)	32,508	1,048,567
Elisa OYJ (a)	82,980	3,222,214
Huhtamaki OYJ (a)	24,211	897,671
Kesko OYJ, Class B (a)	27,427	1,210,241
Metso OYJ (a)	66,153	1,576,547
Neste OYJ (a)	142,283	4,675,720
Orion OYJ, Class B (a)	54,787	1,808,484
Sampo OYJ, Class A (a)	13,980	662,155
Stora Enso OYJ, Class R (a)	341,749	3,053,399
UPM-Kymmene OYJ (a)	219,332	3,965,434

		23,556,698

Germany - 3.5%
Allianz SE (a)	55,850	9,070,325
Aurubis AG (a)	92,162	4,579,574

	SHARES	VALUE (Note 5)
Germany - 3.5% (continued)
Axel Springer SE	7,343	$395,259
Brenntag AG (a)	43,956	2,504,735
Covestro AG 144A †(b)	17,426	650,969
Deutsche Lufthansa AG †(a)	662,907	10,698,933
Duerr AG	10,086	791,112
Evonik Industries AG (a)	105,177	3,145,559
Fraport AG Frankfurt Airport Services Worldwide	7,639	462,591
Freenet AG (a)	186,562	5,572,056
Fresenius Medical Care AG & Co. KGaA (a)	75,740	6,682,232
GEA Group AG	7,761	378,667
Hannover Rueck SE (a)	93,503	10,867,135
HeidelbergCement AG	24,662	2,107,498
Hella KGaA Hueck & Co.	36,060	1,529,709
HOCHTIEF AG (a)	28,953	3,535,616
K+S AG (a)	142,268	3,318,251
KION Group AG †(a)	63,879	3,716,332
Krones AG	11,521	1,385,665
Linde AG	6,715	975,678
Merck KGaA (a)	17,784	1,479,339
METRO AG	71,474	2,210,935
MTU Aero Engines AG	17,017	1,628,794
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	34,835	7,069,564
OSRAM Licht AG (a)	74,183	3,813,436
ProSiebenSat.1 Media SE	36,933	1,895,951
RHOEN-KLINIKUM AG	38,226	1,189,117
Siemens AG (a)	37,638	3,980,623
Software AG (a)	71,442	2,790,319
Suedzucker AG (a)	146,655	2,580,619
Symrise AG	29,670	1,986,465
Talanx AG	53,244	1,814,490
United Internet AG	40,794	2,043,901
Zalando SE 144A †(b)	26,770	877,661

		107,729,110

Italy - 1.7%
A2A SpA	3,587,240	4,657,945
Assicurazioni Generali SpA	56,696	839,275
Atlantia SpA	26,831	743,411
Autogrill SpA †	58,094	482,918
Banca Generali SpA	22,841	670,777
Banca Popolare di Milano Scarl	870,651	607,863

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Italy - 1.7% (continued)
Banco Popolare SC †	88,468	$607,488
Buzzi Unicem SpA	133,193	2,296,065
Davide Campari-Milano SpA	93,325	931,485
Enel SpA	134,960	598,308
Eni SpA (a)	46,778	706,474
FinecoBank Banca Fineco SpA	476,489	4,007,202
Finmeccanica SpA †	198,275	2,510,664
Hera SpA	482,700	1,440,942
Intesa Sanpaolo SpA	1,229,686	3,400,102
Luxottica Group SpA	13,167	725,342
Mediobanca SpA	1,015,051	7,299,814
Poste Italiane SpA 144A †(b)	158,304	1,196,820
Prysmian SpA	173,005	3,914,301
Recordati SpA	111,089	2,778,754
Snam SpA	340,910	2,133,422
Telecom Italia SpA †	278,531	300,206
Terna Rete Elettrica Nazionale SpA	638,131	3,638,509
UniCredit SpA	810,785	2,922,875
Unipol Gruppo Finanziario SpA	141,120	570,225
UnipolSai SpA	1,203,819	2,780,209

		52,761,396

Japan - 16.6%
ABC-Mart, Inc. (a)	58,300	3,731,190
Air Water, Inc. (a)	107,000	1,586,143
Aisin Seiki Co. Ltd. (a)	37,300	1,403,966
Ajinomoto Co., Inc. (a)	27,000	608,766
Alfresa Holdings Corp. (a)	243,900	4,680,914
Alps Electric Co. Ltd. (a)	57,200	998,090
Amada Holdings Co. Ltd. (a)	157,900	1,538,542
ANA Holdings, Inc. (a)	2,896,000	8,156,985
Aozora Bank Ltd. (a)	2,848,000	9,940,831
Asahi Group Holdings Ltd. (a)	15,700	488,658
Astellas Pharma, Inc. (a)	209,000	2,777,507
Bandai Namco Holdings, Inc. (a)	268,500	5,852,874
Bank of Yokohama Ltd. (The)	424,000	1,907,681
Benesse Holdings, Inc. (a)	57,500	1,655,547
Bridgestone Corp. (a)	55,000	2,052,758
Brother Industries Ltd. (a)	150,800	1,732,012
Canon, Inc. (a)	57,200	1,705,873
Central Japan Railway Co. (a)	31,300	5,535,450
Century Tokyo Leasing Corp. (a)	34,000	1,259,207

	SHARES	VALUE (Note 5)
Japan - 16.6% (continued)
Chubu Electric Power Co., Inc. (a)	237,500	$3,314,394
Chugoku Bank Ltd. (The) (a)	108,500	1,129,173
Dai Nippon Printing Co. Ltd. (a)	109,000	967,278
Daicel Corp. (a)	184,600	2,516,359
Daiichi Sankyo Co. Ltd. (a)	350,500	7,779,397
Don Quijote Holdings Co. Ltd. (a)	31,500	1,094,023
East Japan Railway Co. (a)	54,500	4,701,144
Electric Power Development Co. Ltd. (a)	55,000	1,715,777
Ezaki Glico Co. Ltd. (a)	37,500	1,920,853
FamilyMart Co. Ltd. (a)	82,600	4,289,869
Fuji Electric Co. Ltd. (a)	143,000	494,433
Fuji Heavy Industries Ltd. (a)	232,300	8,203,266
FUJIFILM Holdings Corp. (a)	119,200	4,711,655
Fukuoka Financial Group, Inc. (a)	95,000	309,460
Gunma Bank Ltd. (The) (a)	282,000	1,164,752
Hakuhodo DY Holdings, Inc. (a)	241,800	2,737,602
Hankyu Hanshin Holdings, Inc. (a)	265,000	1,689,962
Haseko Corp. (a)	518,000	4,822,833
Hikari Tsushin, Inc. (a)	18,800	1,430,673
Hino Motors Ltd. (a)	27,800	300,397
Hiroshima Bank Ltd. (The) (a)	85,000	310,144
Hisamitsu Pharmaceutical Co., Inc. (a)	37,500	1,675,896
Hitachi Capital Corp.	63,400	1,378,881
Hitachi Chemical Co. Ltd. (a)	45,600	819,422
Hitachi High-Technologies Corp. (a)	88,500	2,491,355
Hitachi Metals Ltd. (a)	93,900	968,327
Hokuhoku Financial Group, Inc.	1,883,000	2,474,236
Hokuriku Electric Power Co. (a)	27,100	383,106
Hoya Corp. (a)	76,200	2,896,410
Ibiden Co. Ltd. (a)	158,100	1,932,932
Idemitsu Kosan Co. Ltd. (a)	114,400	2,041,274
Iida Group Holdings Co. Ltd. (a)	73,800	1,437,317
Isetan Mitsukoshi Holdings Ltd. (a)	156,200	1,823,585
ITOCHU Corp. (a)	589,700	7,246,728
Itochu Techno-Solutions Corp. (a)	165,600	3,124,661
Izumi Co. Ltd. (a)	24,700	1,066,004
J Front Retailing Co. Ltd. (a)	195,000	2,587,505
Japan Airlines Co. Ltd. (a)	408,600	14,979,264
Japan Petroleum Exploration Co. Ltd. (a)	33,300	744,443
Japan Post Holdings Co. Ltd.	102,300	1,368,405

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Japan - 16.6% (continued)
JSR Corp. (a)	81,300	$1,169,038
JTEKT Corp. (a)	168,200	2,182,630
JX Holdings, Inc.	81,000	311,879
Kajima Corp. (a)	344,000	2,154,897
Kaken Pharmaceutical Co. Ltd. (a)	30,700	1,855,773
Kamigumi Co. Ltd. (a)	93,000	874,879
Kaneka Corp. (a)	613,000	5,249,016
Kao Corp.	27,200	1,450,357
KDDI Corp. (a)	272,800	7,278,517
Keihan Electric Railway Co. Ltd. (a)	45,000	317,016
Kewpie Corp. (a)	193,700	4,384,256
Kobayashi Pharmaceutical Co. Ltd. (a)	5,100	447,326
Konami Holdings Corp. (a)	253,300	7,486,068
Konica Minolta, Inc. (a)	206,300	1,749,755
Kose Corp. (a)	38,500	3,742,868
Kuraray Co. Ltd. (a)	119,700	1,462,839
Kurita Water Industries Ltd. (a)	36,800	838,211
Lawson, Inc. (a)	17,200	1,439,823
Mabuchi Motor Co. Ltd. (a)	15,000	697,866
Makita Corp. (a)	17,800	1,103,331
Marubeni Corp. (a)	320,700	1,622,551
Maruichi Steel Tube Ltd. (a)	14,300	391,661
McDonald’s Holdings Co. Japan Ltd.	14,100	334,058
Medipal Holdings Corp. (a)	214,400	3,391,304
MEIJI Holdings Co. Ltd. (a)	41,900	3,367,032
Miraca Holdings, Inc. (a)	24,500	1,005,781
Mitsubishi Chemical Holdings Corp. (a)	855,000	4,464,039
Mitsubishi Corp. (a)	148,800	2,517,915
Mitsubishi Electric Corp. (a)	216,000	2,263,232
Mitsubishi Gas Chemical Co., Inc. (a)	601,000	3,227,698
Mitsubishi Motors Corp. (a)	360,900	2,694,091
Mitsubishi Tanabe Pharma Corp. (a)	332,300	5,773,926
Mitsubishi UFJ Financial Group, Inc. (a)	454,100	2,104,120
Mitsubishi UFJ Lease & Finance Co. Ltd. (a)	566,500	2,483,725
Mitsui & Co. Ltd. (a)	282,700	3,250,617
Mitsui Chemicals, Inc. (a)	1,091,000	3,631,546
Mixi, Inc.	56,000	2,076,898
Mizuho Financial Group, Inc.	2,486,300	3,705,290
MS&AD Insurance Group Holdings, Inc. (a)	162,900	4,540,229
Nagoya Railroad Co. Ltd. (a)	717,000	3,347,939

	SHARES	VALUE (Note 5)
Japan - 16.6% (continued)
Nankai Electric Railway Co. Ltd. (a)	268,000	$1,454,076
Nexon Co. Ltd. (a)	324,000	5,525,628
NH Foods Ltd. (a)	77,000	1,694,842
NHK Spring Co. Ltd. (a)	367,800	3,517,176
Nippon Express Co. Ltd. (a)	195,000	886,565
Nippon Shokubai Co. Ltd. (a)	73,000	3,718,528
Nippon Telegraph & Telephone Corp. (a)	223,200	9,641,684
Nippon Yusen KK	1,990,000	3,837,342
Nissan Motor Co. Ltd. (a)	292,900	2,707,933
Nisshin Seifun Group, Inc. (a)	172,600	2,741,082
Nissin Foods Holdings Co. Ltd. (a)	26,900	1,263,471
Nitori Holdings Co. Ltd. (a)	76,400	6,990,609
NOK Corp. (a)	106,600	1,818,647
Nomura Holdings, Inc. (a)	178,500	797,244
Nomura Research Institute Ltd. (a)	59,350	1,998,729
NTT Data Corp. (a)	51,800	2,597,689
Obayashi Corp. (a)	486,200	4,792,301
Obic Co. Ltd. (a)	11,000	581,501
Oracle Corp. Japan (a)	23,600	1,323,545
ORIX Corp. (a)	508,700	7,245,523
Osaka Gas Co. Ltd. (a)	941,000	3,612,073
Otsuka Corp. (a)	97,500	5,143,243
Otsuka Holdings Co. Ltd. (a)	267,500	9,716,039
Park24 Co. Ltd. (a)	104,000	2,909,767
Pola Orbis Holdings, Inc. (a)	61,700	5,110,765
Renesas Electronics Corp. †(a)	47,900	307,753
Resona Holdings, Inc. (a)	2,621,600	9,347,402
Rohm Co. Ltd. (a)	32,600	1,371,054
Sankyo Co. Ltd. (a)	72,200	2,688,497
Santen Pharmaceutical Co. Ltd. (a)	225,100	3,383,361
Secom Co. Ltd. (a)	34,500	2,560,005
Sekisui Chemical Co. Ltd. (a)	208,000	2,560,679
Sekisui House Ltd. (a)	116,200	1,960,477
Seven & i Holdings Co. Ltd. (a)	119,300	5,083,096
Seven Bank Ltd. (a)	253,500	1,081,957
Shimadzu Corp. (a)	162,000	2,541,523
Shimamura Co. Ltd. (a)	62,000	7,739,543
Shimizu Corp. (a)	431,000	3,650,304
Shinsei Bank Ltd.	2,753,000	3,592,997
Shiseido Co. Ltd. (a)	32,200	717,352
Sohgo Security Services Co. Ltd. (a)	54,600	2,956,236

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Japan - 16.6% (continued)
Sojitz Corp. (a)	3,441,100	$7,064,813
Sugi Holdings Co. Ltd. (a)	38,600	2,036,510
Sumitomo Chemical Co. Ltd. (a)	1,091,000	4,938,309
Sumitomo Corp. (a)	273,700	2,715,913
Sumitomo Dainippon Pharma Co. Ltd. (a)	55,000	632,716
Sumitomo Electric Industries Ltd. (a)	149,200	1,809,189
Sumitomo Heavy Industries Ltd. (a)	417,000	1,721,220
Sumitomo Rubber Industries Ltd. (a)	416,100	6,429,258
Sundrug Co. Ltd. (a)	24,500	1,831,215
Suntory Beverage & Food Ltd. (a)	25,200	1,133,673
Suzuken Co. Ltd. (a)	89,710	3,044,863
Sysmex Corp. (a)	13,800	862,719
Taisei Corp. (a)	421,000	2,780,147
Taisho Pharmaceutical Holdings Co. Ltd. (a)	9,500	752,924
Takashimaya Co. Ltd. (a)	291,000	2,432,411
Teijin Ltd. (a)	469,000	1,633,195
Toho Gas Co. Ltd. (a)	782,000	5,550,560
Tohoku Electric Power Co., Inc. (a)	260,600	3,358,473
Tokyo Electric Power Co., Inc. †(a)	740,900	4,070,242
Tokyo Gas Co. Ltd. (a)	623,000	2,904,081
Toppan Printing Co. Ltd. (a)	254,000	2,129,595
Tosoh Corp. (a)	661,000	2,775,922
Toyo Suisan Kaisha Ltd. (a)	95,300	3,420,917
Toyoda Gosei Co. Ltd. (a)	110,100	2,123,329
Toyota Boshoku Corp.	55,100	897,820
Tsuruha Holdings, Inc. (a)	18,400	1,809,717
USS Co. Ltd. (a)	83,600	1,334,013
West Japan Railway Co. (a)	148,100	9,144,760
Yamada Denki Co. Ltd. (a)	428,500	2,025,513
Yamaguchi Financial Group, Inc. (a)	518,000	4,702,971
Yamaha Corp. (a)	27,500	827,249
Yamazaki Baking Co. Ltd. (a)	282,000	5,935,662

		505,044,323

Netherlands - 1.3%
Aalberts Industries NV (a)	26,397	914,109
Akzo Nobel NV (a)	15,727	1,072,062
ASM International NV (a)	31,223	1,396,223
Boskalis Westminster (a)	63,828	2,501,605
Heineken NV (a)	49,862	4,511,393
Koninklijke Ahold NV (a)	345,334	7,756,655

	SHARES	VALUE (Note 5)
Netherlands - 1.3% (continued)
Koninklijke Philips NV (a)	84,056	$2,394,194
NN Group NV (a)	252,739	8,250,587
QIAGEN NV †	13,758	305,929
Randstad Holding NV (a)	59,713	3,302,826
SBM Offshore NV †(a)	264,994	3,366,048
Wolters Kluwer NV (a)	138,617	5,524,932

		41,296,563

Norway - 0.4%
DNB ASA (a)	188,255	2,222,970
Gjensidige Forsikring ASA (a)	19,168	326,540
Marine Harvest ASA †(a)	169,237	2,605,543
Orkla ASA (a)	168,852	1,527,230
Telenor ASA (a)	54,569	882,330
Yara International ASA (a)	114,092	4,282,988

		11,847,601

Portugal - 0.1%
EDP - Energias de Portugal SA	463,806	1,646,716
NOS SGPS SA	45,531	303,244

		1,949,960

Spain - 1.3%
ACS Actividades de Construccion y Servicios SA (a)	43,878	1,304,941
Almirall SA	93,650	1,570,850
Bankinter SA (a)	43,460	306,208
Ebro Foods SA	214,505	4,675,154
Enagas SA (a)	55,874	1,677,042
Endesa SA (a)	284,518	5,452,305
Ferrovial SA (a)	125,283	2,688,692
Gamesa Corp. Tecnologica SA (a)	98,624	1,940,853
Gas Natural SDG SA (a)	142,328	2,873,419
Iberdrola SA (a)	835,893	5,564,505
Industria de Diseno Textil SA (a)	88,498	2,966,419
Mediaset Espana Comunicacion SA (a)	30,734	352,756
Red Electrica Corp. SA (a)	16,280	1,410,268
Repsol SA (a)	408,531	4,593,500
Tecnicas Reunidas SA (a)	86,501	2,426,535

		39,803,447

Sweden - 1.2%
Assa Abloy AB, Class B (a)	28,688	564,795
BillerudKorsnas AB	71,800	1,172,092

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Sweden - 1.2% (continued)
Boliden AB (a)	176,329	$2,812,747
Electrolux AB, Series B (a)	168,440	4,423,205
Husqvarna AB, Class B	189,229	1,381,823
ICA Gruppen AB	96,540	3,190,802
Modern Times Group MTG, Class B	24,097	720,995
NCC AB, Class B	29,416	1,070,663
Saab AB, Class B	9,696	332,223
Securitas AB, Class B (a)	340,362	5,628,397
Skanska AB, Class B (a)	26,986	615,577
Svenska Cellulosa AB SCA, Class B (a)	225,718	7,040,320
Swedbank AB, Class A (a)	14,506	311,538
Swedish Match AB (a)	52,547	1,781,243
Tele2 AB, Class B (a)	98,011	907,159
TeliaSonera AB (a)	546,128	2,829,805
Trelleborg AB, Class B	27,956	552,028

		35,335,412

Switzerland - 2.5%
Adecco SA †(a)	26,740	1,739,468
Baloise Holding AG (a)	14,652	1,859,812
Barry Callebaut AG †(a)	473	512,831
Chocoladefabriken Lindt & Spruengli AG †(a)	81	501,879
DKSH Holding AG †(a)	4,614	315,586
Flughafen Zuerich AG (a)	1,328	1,188,025
Galenica AG (a)	5,532	8,301,778
GAM Holding AG †(a)	20,998	303,403
Geberit AG (a)	822	307,136
Georg Fischer AG (a)	1,551	1,252,526
Givaudan SA (a)	1,489	2,918,143
Helvetia Holding AG (a)	1,684	962,282
Kuehne + Nagel International AG (a)	2,199	312,514
Lonza Group AG †(a)	31,412	5,309,927
Nestle SA (a)	83,955	6,264,787
Novartis AG (a)	77,855	5,632,960
Partners Group Holding AG (a)	4,786	1,922,770
Roche Holding AG (a)	16,616	4,079,897
Schindler Holding AG (a)	3,884	715,542
Sonova Holding AG (a)	2,446	312,170
Straumann Holding AG (a)	2,557	880,101
Swiss Life Holding AG †(a)	20,901	5,546,454
Swiss Re AG (a)	154,114	14,230,835
Swisscom AG (a)	6,652	3,610,436
UBS Group AG (a)	378,222	6,084,093

		75,065,355

	SHARES	VALUE (Note 5)
United Kingdom - 0.4%
Fiat Chrysler Automobiles NV †(a)	87,354	$704,930
Subsea 7 SA †	255,596	1,928,028
Unilever NV CVA (a)	196,657	8,841,453

		11,474,411

TOTAL COMMON STOCKS (cost $942,373,996)		959,490,892

PREFERRED STOCKS - 0.2%

Germany - 0.2%
FUCHS PETROLUB SE	7,117	317,127
Henkel AG & Co. KGaA (a)	66,233	7,286,138

TOTAL PREFERRED STOCKS (cost $7,883,618)		7,603,265

SHORT-TERM INVESTMENTS - 83.5%
Investment Companies - 56.7%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.200% (c)	3,458,635	3,458,635
Dreyfus Treasury Cash Management, Class I, 0.180% (c)	13,834,542	13,834,542
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% ^(c)(d)	1,277,084,324	1,277,084,324
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.170% ^(c)(d)	416,621,921	416,621,921
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.180% (c)	17,293,177	17,293,177

Total Investment Companies (cost $1,728,292,599)		1,728,292,599

	PRINCIPAL AMOUNT (000’s)
U.S. Treasury Obligations - 26.8%
U.S. Treasury Bill, 0.066%, 04/07/2016 ^(e)	$45,478	45,477,090
U.S. Treasury Bill, 0.342%, 05/12/2016 ^(e)	12,411	12,409,635

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)
U.S. Treasury Obligations – 26.8% (continued)
U.S. Treasury Bill, 0.409%, 08/18/2016 ^(e)	$148,633	$148,440,520
U.S. Treasury Bill, 0.515%, 06/23/2016 ^(e)	10,201	10,196,124
U.S. Treasury Bill, 0.370%, 07/21/2016 ^(e)	287,700	287,462,648
U.S. Treasury Bill, 0.498%, 07/07/2016 ^(e)	45,093	45,064,501
U.S. Treasury Bill, 0.471%, 07/14/2016 (e)	28,893	28,876,247
U.S. Treasury Bill, 0.582%, 6/16/2016 ^(e)	8,916	8,912,416
U.S. Treasury Bill, 0.327%, 05/19/2016 ^(e)	201,548	201,512,729
U.S. Treasury Bill, 0.536%, 06/09/2016 ^(e)	23,325	23,316,859
U.S. Treasury Bill, 0.345%, 05/26/2016 (e)	2,056	2,055,583
U.S. Treasury Bill, 0.145%, 04/28/2016 ^(e)	3,645	3,644,530
Total U.S. Treasury Obligations (cost $817,095,979)		817,368,882

TOTAL SHORT-TERM INVESTMENTS (cost $2,545,388,578)		2,545,661,481

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (cost $3,495,646,192)		3,512,755,638

	SHARES
SECURITIES SOLD SHORT - (24.3)%
COMMON STOCKS - (24.1)%
Austria - (0.1)%
ams AG	(120,215)	(4,119,688)

Belgium - (0.5)%
Anheuser-Busch InBev SA/NV	(80,499)	(10,000,940)
Solvay SA	(5,679)	(567,782)
Telenet Group Holding NV †	(38,525)	(1,947,027)
UCB SA	(38,505)	(2,939,287)

		(15,455,036)

Denmark - (0.2)%
AP Moeller - Maersk A/S, Class B	(821)	(1,076,357)
Carlsberg A/S, Class B	(3,407)	(323,956)
Coloplast A/S, Class B	(31,345)	(2,371,971)

	SHARES	VALUE (Note 5)
Denmark - (0.2)% (continued)
Novozymes A/S, Class B	(36,831)	$(1,653,949)
Tryg A/S	(17,872)	(346,122)

		(5,772,355)

Finland - (0.5)%
Kone OYJ, Class B	(15,001)	(722,010)
Nokia OYJ	(1,706,544)	(10,123,619)
Nokian Renkaat OYJ	(167,971)	(5,926,109)

		(16,771,738)

Germany - (2.7)%
adidas AG	(27,034)	(3,156,513)
BASF SE	(34,405)	(2,587,103)
Bayer AG	(50,559)	(5,924,519)
Bayerische Motoren Werke AG	(61,276)	(5,625,491)
Beiersdorf AG	(31,754)	(2,860,214)
Bilfinger SE	(70,691)	(2,975,936)
Commerzbank AG †	(395,339)	(3,430,182)
Continental AG	(5,810)	(1,317,765)
Daimler AG	(71,849)	(5,498,792)
Deutsche Bank AG	(550,362)	(9,343,598)
Deutsche Post AG	(159,696)	(4,432,184)
Deutsche Telekom AG	(236,809)	(4,245,588)
E.ON SE	(855,858)	(8,183,686)
HUGO BOSS AG	(21,446)	(1,402,013)
Infineon Technologies AG	(89,166)	(1,264,226)
LANXESS AG	(48,807)	(2,339,153)
Rheinmetall AG	(8,972)	(715,411)
Rocket Internet SE 144A †(b)	(22,959)	(640,875)
RWE AG	(609,518)	(7,841,118)
Salzgitter AG	(48,555)	(1,372,034)
SAP SE	(23,924)	(1,925,126)
STADA Arzneimittel AG	(27,526)	(1,089,934)
Telefonica Deutschland Holding AG	(258,454)	(1,397,146)
ThyssenKrupp AG	(156,317)	(3,237,682)
Wacker Chemie AG	(4,662)	(409,144)

		(83,215,433)

Italy - (0.4)%
Azimut Holding SpA	(173,439)	(3,988,600)
Banca Mediolanum SpA	(271,991)	(2,169,585)
Banca Popolare dell’Emilia Romagna SC	(277,756)	(1,320,046)
Mediaset SpA	(693,469)	(2,858,770)
Moncler SpA	(108,167)	(1,824,728)
Unione di Banche Italiane SpA	(377,676)	(1,394,888)

		(13,556,617)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Japan - (13.3)%
Acom Co. Ltd. †	(514,900)	$(2,592,571)
Advantest Corp.	(336,300)	(3,106,702)
Aeon Co. Ltd.	(265,200)	(3,831,085)
AEON Financial Service Co. Ltd.	(84,800)	(1,996,387)
Asahi Glass Co. Ltd.	(157,000)	(859,077)
Asahi Kasei Corp.	(176,000)	(1,188,653)
Asics Corp.	(338,000)	(6,027,602)
Bank of Kyoto Ltd. (The)	(250,000)	(1,629,890)
Calbee, Inc.	(103,300)	(4,098,606)
Chiba Bank Ltd. (The)	(93,000)	(463,202)
Chiyoda Corp.	(101,000)	(740,560)
Chugai Pharmaceutical Co. Ltd.	(121,100)	(3,747,239)
Chugoku Electric Power Co., Inc. (The)	(147,000)	(1,983,264)
Citizen Holdings Co. Ltd.	(65,000)	(368,311)
Credit Saison Co. Ltd.	(125,100)	(2,176,205)
Daido Steel Co. Ltd.	(202,000)	(699,207)
Dai-ichi Life Insurance Co. Ltd. (The)	(134,200)	(1,626,435)
Daikin Industries Ltd.	(43,600)	(3,256,247)
Daiwa Securities Group, Inc.	(626,000)	(3,847,653)
DeNA Co. Ltd.	(41,200)	(709,181)
Denso Corp.	(132,700)	(5,326,652)
Dentsu, Inc.	(32,800)	(1,645,461)
Disco Corp.	(15,100)	(1,277,625)
Eisai Co. Ltd.	(74,600)	(4,485,081)
FANUC Corp.	(29,600)	(4,584,110)
Fast Retailing Co. Ltd.	(26,100)	(8,339,586)
Hachijuni Bank Ltd. (The)	(166,000)	(715,141)
Hamamatsu Photonics KK	(133,700)	(3,684,645)
Hirose Electric Co. Ltd.	(7,900)	(870,652)
Hitachi Construction Machinery Co. Ltd.	(275,700)	(4,375,655)
Hitachi Ltd.	(1,044,000)	(4,893,071)
Honda Motor Co. Ltd.	(107,200)	(2,930,966)
IHI Corp.	(4,354,000)	(9,216,086)
Inpex Corp.	(760,100)	(5,756,148)
Iyo Bank Ltd. (The)	(177,800)	(1,162,440)
Japan Airport Terminal Co. Ltd.	(88,100)	(3,126,789)
Japan Display, Inc.	(1,746,700)	(3,410,144)
Japan Tobacco, Inc.	(57,400)	(2,389,140)
JFE Holdings, Inc.	(332,000)	(4,458,832)
JGC Corp.	(159,000)	(2,377,986)
Kakaku.com, Inc.	(266,900)	(4,948,650)

	SHARES	VALUE (Note 5)
Japan - (13.3)% (continued)
Kansai Electric Power Co., Inc. (The) †	(178,100)	$(1,575,792)
Kansai Paint Co. Ltd.	(260,800)	(4,186,197)
Kawasaki Heavy Industries Ltd.	(1,068,000)	(3,081,172)
Keikyu Corp.	(217,000)	(1,908,655)
Keio Corp.	(114,000)	(1,000,468)
Keisei Electric Railway Co. Ltd.	(145,000)	(2,039,961)
Kikkoman Corp.	(240,000)	(7,878,369)
Kintetsu Group Holdings Co. Ltd.	(356,000)	(1,442,752)
Kirin Holdings Co. Ltd.	(138,400)	(1,938,804)
Kobe Steel Ltd.	(9,475,000)	(8,327,924)
Koito Manufacturing Co. Ltd.	(42,800)	(1,938,021)
Komatsu Ltd.	(194,000)	(3,298,183)
Kubota Corp.	(102,700)	(1,401,829)
Kyocera Corp.	(34,500)	(1,519,076)
Kyowa Hakko Kirin Co. Ltd.	(81,000)	(1,292,509)
Kyushu Electric Power Co., Inc. †	(719,700)	(6,838,994)
Kyushu Financial Group, Inc.	(73,300)	(420,924)
LIXIL Group Corp.	(55,800)	(1,138,166)
M3, Inc.	(170,100)	(4,277,808)
Marui Group Co. Ltd.	(130,600)	(1,871,304)
Mazda Motor Corp.	(176,000)	(2,731,842)
Minebea Co. Ltd.	(465,000)	(3,625,351)
MISUMI Group, Inc.	(179,900)	(2,572,047)
Mitsubishi Heavy Industries Ltd.	(1,103,000)	(4,097,831)
Mitsubishi Logistics Corp.	(276,000)	(3,620,626)
Mitsubishi Materials Corp.	(581,000)	(1,639,206)
Mitsui OSK Lines Ltd.	(1,844,000)	(3,751,751)
Murata Manufacturing Co. Ltd.	(15,300)	(1,846,202)
Nabtesco Corp.	(110,200)	(2,471,825)
NGK Insulators Ltd.	(65,000)	(1,199,476)
NGK Spark Plug Co. Ltd.	(336,300)	(6,439,892)
Nidec Corp.	(62,900)	(4,303,768)
Nintendo Co. Ltd.	(25,400)	(3,610,566)
Nippon Electric Glass Co. Ltd.	(291,000)	(1,488,287)
Nippon Paint Holdings Co. Ltd.	(389,000)	(8,604,317)
Nippon Steel & Sumitomo Metal Corp.	(212,900)	(4,081,647)
Nissan Chemical Industries Ltd.	(63,700)	(1,637,909)
Nitto Denko Corp.	(29,900)	(1,666,132)
NSK Ltd.	(43,200)	(395,406)
Odakyu Electric Railway Co. Ltd.	(285,000)	(3,100,201)
Olympus Corp.	(85,200)	(3,307,822)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Japan - (13.3)% (continued)
Omron Corp.	(182,800)	$(5,436,950)
Ono Pharmaceutical Co. Ltd.	(138,500)	(5,858,920)
Oriental Land Co. Ltd.	(84,700)	(5,996,728)
Panasonic Corp.	(163,300)	(1,478,970)
Pigeon Corp.	(162,300)	(4,229,045)
Rakuten, Inc.	(980,400)	(9,463,765)
Recruit Holdings Co. Ltd.	(71,400)	(2,177,034)
Ricoh Co. Ltd.	(41,200)	(419,339)
Ryohin Keikaku Co. Ltd.	(4,400)	(929,590)
Sega Sammy Holdings, Inc.	(254,700)	(2,775,003)
Seibu Holdings, Inc.	(117,900)	(2,493,102)
Seiko Epson Corp.	(73,600)	(1,183,705)
Shikoku Electric Power Co., Inc.	(204,300)	(2,737,862)
Shimano, Inc.	(8,400)	(1,317,346)
Shin-Etsu Chemical Co. Ltd.	(68,300)	(3,527,557)
Shionogi & Co. Ltd.	(19,900)	(935,324)
Shizuoka Bank Ltd. (The)	(498,000)	(3,590,666)
SMC Corp.	(3,800)	(880,567)
SoftBank Group Corp.	(43,600)	(2,085,390)
Sompo Japan Nipponkoa Holdings, Inc.	(10,800)	(306,088)
Sony Corp.	(143,200)	(3,681,836)
Sony Financial Holdings, Inc.	(132,500)	(1,694,226)
Stanley Electric Co. Ltd.	(142,700)	(3,225,184)
Sumco Corp.	(600,400)	(3,769,689)
Sumitomo Metal Mining Co. Ltd.	(221,000)	(2,186,561)
Sumitomo Mitsui Financial Group, Inc.	(33,400)	(1,013,946)
Suruga Bank Ltd.	(35,400)	(621,217)
Suzuki Motor Corp.	(153,600)	(4,107,061)
T&D Holdings, Inc.	(392,000)	(3,661,688)
Taiheiyo Cement Corp.	(381,000)	(876,914)
Taiyo Nippon Sanso Corp.	(348,700)	(3,313,308)
Takeda Pharmaceutical Co. Ltd.	(101,300)	(4,618,324)
TDK Corp.	(43,700)	(2,424,734)
Terumo Corp.	(78,200)	(2,798,548)
THK Co. Ltd.	(41,500)	(763,945)
Tobu Railway Co. Ltd.	(355,000)	(1,769,779)
Toho Co. Ltd.	(30,000)	(788,591)
Tokio Marine Holdings, Inc.	(39,700)	(1,341,381)
Tokyo Electron Ltd.	(33,400)	(2,175,322)
Tokyu Corp.	(83,000)	(695,159)
Toray Industries, Inc.	(106,000)	(904,620)

	SHARES	VALUE (Note 5)
Japan - (13.3)% (continued)
Toshiba Corp. †	(3,334,000)	$(6,482,605)
TOTO Ltd.	(15,000)	(466,902)
Toyo Seikan Group Holdings Ltd.	(175,400)	(3,282,187)
Toyota Industries Corp.	(38,600)	(1,733,523)
Toyota Motor Corp.	(65,500)	(3,473,819)
Toyota Tsusho Corp.	(19,900)	(449,261)
Trend Micro, Inc.	(25,300)	(925,977)
Unicharm Corp.	(101,700)	(2,213,534)
Yahoo Japan Corp.	(1,350,800)	(5,749,323)
Yakult Honsha Co. Ltd.	(165,100)	(7,304,372)
Yamaha Motor Co. Ltd.	(338,100)	(5,619,460)
Yamato Holdings Co. Ltd.	(239,900)	(4,782,896)
Yaskawa Electric Corp.	(484,000)	(5,581,795)
Yokogawa Electric Corp.	(339,100)	(3,502,552)

		(404,315,139)

Luxembourg - (0.4)%
APERAM SA †	(15,384)	(586,114)
ArcelorMittal	(767,973)	(3,464,618)
Millicom International Cellular SA SDR	(41,558)	(2,266,972)
Tenaris SA	(487,923)	(6,054,034)

		(12,371,738)

Netherlands - (1.2)%
Aegon NV	(655,211)	(3,600,902)
Altice NV, Class A †	(319,633)	(5,677,706)
ASML Holding NV	(129,558)	(13,037,995)
Fugro NV CVA †	(196,393)	(3,766,502)
Gemalto NV	(9,801)	(723,433)
Koninklijke DSM NV	(12,896)	(709,036)
Koninklijke KPN NV	(1,578,929)	(6,611,863)
Koninklijke Vopak NV	(41,048)	(2,041,515)

		(36,168,952)

Norway - (0.4)%
Norsk Hydro ASA	(840,140)	(3,451,732)
Schibsted ASA, Class A	(126,297)	(3,684,697)
Statoil ASA	(404,766)	(6,321,781)

		(13,458,210)

Portugal - (0.1)%
Banco Comercial Portugues SA †	(18,518,459)	(751,180)
Banco Espirito Santo SA (3)†(f)	(216,618)	(3)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 5)
Portugal - (0.1)% (continued)
Jeronimo Martins SGPS SA	(135,463)	$(2,214,409)
Sonae SGPS SA	(289,281)	(348,193)

		(3,313,785)

Spain - (1.7)%
Abertis Infraestructuras SA	(384,201)	(6,308,361)
Acciona SA	(8,461)	(653,856)
Aena SA 144A †(b)	(33,868)	(4,366,896)
Amadeus IT Holding SA, Class A	(59,538)	(2,546,079)
Atresmedia Corp. de Medios de Comunicacion SA	(120,526)	(1,317,787)
Banco Bilbao Vizcaya Argentaria SA	(458,745)	(3,029,215)
Banco de Sabadell SA	(616,390)	(1,106,944)
Banco Popular Espanol SA	(1,200,180)	(3,114,827)
Banco Santander SA	(1,379,851)	(6,060,143)
Bankia SA	(2,203,906)	(2,074,746)
CaixaBank SA	(659,456)	(1,943,793)
Cellnex Telecom SAU 144A (b)	(203,926)	(3,251,210)
Distribuidora Internacional de Alimentacion SA	(112,575)	(583,311)
Mapfre SA	(922,889)	(1,986,232)
Obrascon Huarte Lain SA	(287,053)	(1,827,957)
Telefonica SA	(829,173)	(9,267,351)
Zardoya Otis SA	(140,185)	(1,627,150)

		(51,065,858)

Sweden - (0.8)%
Alfa Laval AB	(66,139)	(1,080,246)
Atlas Copco AB, Class A	(71,754)	(1,800,835)
Elekta AB, Class B	(68,021)	(507,701)
Getinge AB, Class B	(32,957)	(758,157)
Hennes & Mauritz AB, Class B	(117,363)	(3,906,329)
Hexagon AB, Class B	(20,907)	(812,559)
Sandvik AB	(126,193)	(1,303,316)
Skandinaviska Enskilda Banken AB, Class A	(118,293)	(1,128,069)
SKF AB, Class B	(50,321)	(907,116)
Svenska Handelsbanken AB, Class A	(222,510)	(2,822,789)
Telefonaktiebolaget LM Ericsson, Class B	(611,255)	(6,120,317)
Volvo AB, Class B	(177,400)	(1,943,012)

		(23,090,446)

Switzerland - (1.6)%
Aryzta AG †	(82,867)	(3,424,507)
Cie Financiere Richemont SA	(105,542)	(6,971,099)

	SHARES	VALUE (Note 5)
Switzerland - (1.6)% (continued)
Clariant AG †	(20,837)	$(376,926)
Credit Suisse Group AG †	(862,066)	(12,174,057)
Dufry AG †	(25,089)	(3,081,280)
EMS-Chemie Holding AG	(1,198)	(620,354)
Julius Baer Group Ltd. †	(16,589)	(710,954)
LafargeHolcim Ltd. †	(164,651)	(7,731,952)
OC Oerlikon Corp. AG †	(183,192)	(1,889,357)
SGS SA	(826)	(1,744,161)
Sika AG	(280)	(1,108,418)
STMicroelectronics NV	(645,518)	(3,588,231)
Sunrise Communications Group AG 144A †(b)	(24,377)	(1,673,304)
Zurich Insurance Group AG †	(9,826)	(2,278,761)

		(47,373,361)

United Kingdom - (0.2)%
CNH Industrial NV	(278,825)	(1,892,998)
Dialog Semiconductor plc †	(21,220)	(837,524)
RELX NV	(197,605)	(3,445,153)

		(6,175,675)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $776,020,901)		(736,224,031)

PREFERRED STOCKS - (0.2)%
Germany - (0.2)%
Volkswagen AG	(44,619)	(5,663,369)

(proceeds $5,669,910)
TOTAL SECURITIES SOLD SHORT, AT VALUE (proceeds $781,690,811)		(741,887,400)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 90.9% (cost $2,713,955,381)		2,770,868,238

OTHER ASSETS IN EXCESS OF LIABILITIES - 9.1% (g)		278,341,531

NET ASSETS - 100.0%		$3,049,209,769

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

†	Non-income producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At March 31, 2016, the value of these securities was $807,047,180.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Represents annualized seven-day yield as of the close of the reporting period.
(d)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(e)	The rate shown is the effective yield at the date of purchase.
(f)	Security fair valued as of December 31, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $(3) or 0.0% of total net assets.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (See Note 2).

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certification

SDR - Special Drawing Rights

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(29,178,977)	(1.0%)
Consumer Staples	66,533,913	2.2
Energy	(3,146,079)	(0.1)
Financials	78,569,034	2.6
Health Care	57,605,065	1.9
Industrials	73,864,370	2.4
Information Technology	(53,011,761)	(1.7)
Materials	(1,832,773)	(0.1)
Telecommunication Services	9,616,451	0.3
Utilities	26,187,514	0.9
Investment Companies	1,728,292,599	56.7
U.S. Treasury Obligations	817,368,882	26.8

Total Investments In Securities, At Value	2,770,868,238	90.9
Other Assets in Excess of Liabilities (g)	278,341,531	9.1

Net Assets	$3,049,209,769	100.0%

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total return swap contracts outstanding as of March 31, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	BIST 30 April Futures	04/2016	TRY	4,313,795	$159,852
Bank of America	Bovespa Index April Futures	04/2016	BRL	(73,714,404)	(2,245,017)
Bank of America	CNX Nifty Index April Futures	04/2016	INR	(289,032,272)	(43,473)
CitiBank	Corn May Futures^	04/2016	USD	10,247,497	(458,222)
Deutsche Bank	Corn May Futures^	04/2016	USD	21,043,919	(955,694)
Societe Generale	Corn May Futures^	04/2016	USD	48,940,142	(1,839,142)
Macquarie Capital	Corn May Futures^	04/2016	USD	25,826,856	(1,116,406)
Bank of America	Hang Seng Index April Futures	04/2016	HKD	76,500,963	196,759
Bank of America	H-SHARES Index April Futures	04/2016	HKD	(169,252,825)	(636,706)
Bank of America	KOSPI Index 200 June Futures	06/2016	KRW	62,983,116,900	1,016,629
Bank of America	MSCI Taiwan Stock Index April Futures	04/2016	USD	26,456,609	172,791
Bank of America	SGX S&P CNX Nifty Index April Futures	04/2016	USD	(4,027,138)	(37,936)
CitiBank	Soybean May Futures^	04/2016	USD	36,099,040	1,423,860
Deutsche Bank	Soybean May Futures^	04/2016	USD	19,108,119	882,844
Societe Generale	Soybean May Futures^	04/2016	USD	34,118,585	1,582,815
Macquarie Capital	Soybean May Futures^	04/2016	USD	24,932,933	932,367
Bank of America	Swiss Market Index June Futures	06/2016	CHF	33,956,827	(130,379)
Bank of America	Taiwan Stock Exchange April Futures	04/2016	TWD	73,417,227	(5,813)
Bank of America	Tel Aviv 25 Index April Futures	04/2016	ILS	70,037,737	(416,347)
Goldman Sachs	WIG20 Index June Futures	06/2016	PLN	18,046,299	217,323

					$(1,299,895)

Open futures contracts outstanding at March 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
580	Barclays Capital	KOSPI Index 200 Futures	06/2016	$61,043,515	$62,483,386	$1,439,871
74	J.P. Morgan	KOSPI Index 200 Futures	06/2016	7,767,280	7,972,019	204,739
3,744	Morgan Stanley and Co., International plc	Corn Futures^	05/2016	68,967,946	65,800,800	(3,167,146)
98	J.P. Morgan	LME Copper Futures^	04/2016	10,800,281	11,954,285	1,154,004
15	J.P. Morgan	LME Copper Futures^	04/2016	1,631,287	1,827,188	195,901
10	J.P. Morgan	LME Copper Futures^	04/2016	1,095,253	1,217,375	122,122
34	J.P. Morgan	LME Copper Futures^	04/2016	3,772,904	4,136,100	363,196
32	J.P. Morgan	LME Copper Futures^	04/2016	3,590,684	3,891,400	300,716
69	J.P. Morgan	LME Copper Futures^	05/2016	7,916,638	8,387,243	470,605
31	J.P. Morgan	LME Copper Futures^	05/2016	3,514,781	3,767,833	253,052
74	J.P. Morgan	LME Copper Futures^	05/2016	8,298,359	8,993,978	695,619

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
53	J.P. Morgan	LME Copper Futures^	05/2016	$5,919,437	$6,441,487	$522,050
10	J.P. Morgan	LME Copper Futures^	05/2016	1,123,027	1,215,225	92,198
48	J.P. Morgan	LME Copper Futures^	05/2016	5,483,564	5,830,920	347,356
7	J.P. Morgan	LME Copper Futures^	05/2016	801,588	850,237	48,649
43	J.P. Morgan	LME Copper Futures^	05/2016	4,933,875	5,221,920	288,045
30	J.P. Morgan	LME Copper Futures^	05/2016	3,515,547	3,641,850	126,303
29	J.P. Morgan	LME Copper Futures^	05/2016	3,337,928	3,519,803	181,875
29	J.P. Morgan	LME Copper Futures^	05/2016	3,362,486	3,519,150	156,664
99	J.P. Morgan	LME Copper Futures^	05/2016	11,633,854	12,013,650	379,796
65	J.P. Morgan	LME Copper Futures^	05/2016	7,638,441	7,887,751	249,310
37	J.P. Morgan	LME Copper Futures^	06/2016	4,347,591	4,489,950	142,359
50	J.P. Morgan	LME Copper Futures^	06/2016	6,243,873	6,067,501	(176,372)
1,145	J.P. Morgan	LME Copper Futures^	06/2016	135,469,500	138,859,875	3,390,375
10	J.P. Morgan	LME Copper Futures^	06/2016	1,235,775	1,212,376	(23,399)
42	J.P. Morgan	LME Copper Futures^	06/2016	5,323,403	5,091,713	(231,690)
4	J.P. Morgan	LME Copper Futures^	06/2016	506,610	484,850	(21,760)
1,579	Morgan Stanley and Co., International plc	Silver Futures^	05/2016	120,879,459	122,088,280	1,208,821
828	Morgan Stanley and Co., International plc	Soybean Futures^	05/2016	36,269,090	37,705,050	1,435,960
122	Morgan Stanley and Co., International plc	WTI Crude Futures^	04/2016	4,921,242	4,677,480	(243,762)
2,358	J.P. Morgan	BIST 30 Futures	04/2016	7,756,386	8,533,503	777,117
695	Barclays Capital	CAC40 Index Futures	04/2016	34,923,114	34,666,493	(256,621)
949	Barclays Capital	FTSE 100 Index Futures	06/2016	82,819,616	83,320,265	500,649
262	Barclays Capital	FTSE Klci Index Futures	04/2016	5,736,049	5,750,032	13,983
970	Barclays Capital	FTSE/JSE Top 40 Index Futures	06/2016	30,903,880	30,743,687	(160,193)
400	Barclays Capital	Hang Seng Index Futures	04/2016	52,561,043	53,644,608	1,083,565
353	Barclays Capital	IBEX 35 Index Futures	04/2016	35,904,218	34,905,476	(998,742)
412	J.P. Morgan	Mexican Stock Exchange Price and Quotation Index Futures	06/2016	10,640,834	10,951,040	310,206
289	Barclays Capital	MSCI Singapore Index Futures	04/2016	6,797,473	6,837,712	40,239
850	Barclays Capital	MSCI Taiwan Stock Index Futures	04/2016	27,120,719	27,370,000	249,281
1,760	Barclays Capital	S&P 500 E-Mini Futures	06/2016	176,738,985	180,532,000	3,793,015
569	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	06/2016	69,139,119	68,959,076	(180,043)
3,883	Barclays Capital	SET50 Index Futures	06/2016	19,607,463	19,836,634	229,171
1,473	Barclays Capital	SPI 200 Index Futures	06/2016	144,332,358	143,004,076	(1,328,282)
1,514	Barclays Capital	TOPIX Index Futures	06/2016	180,235,411	181,271,047	1,035,636
568	Goldman Sachs	10-Year Japanese Government Bond Futures	06/2016	762,396,844	763,591,452	1,194,608

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1,950	J.P. Morgan	3-Month Euro Euribor Futures	09/2016	$556,477,066	$556,251,732	$(225,334)
3,748	J.P. Morgan	3-Month Euro Euribor Futures	12/2016	1,069,919,118	1,069,357,597	(561,521)
2,286	J.P. Morgan	3-Month Euro Euribor Futures	03/2017	652,568,766	652,228,247	(340,519)
3,971	J.P. Morgan	90-Day EURODollar Futures	09/2016	984,291,025	985,205,100	914,075
3,048	J.P. Morgan	90-Day EURODollar Futures	12/2016	753,711,504	755,713,500	2,001,996
2,560	J.P. Morgan	90-Day EURODollar Futures	03/2017	633,632,731	634,432,000	799,269
811	J.P. Morgan	Australia 3-Year Bond Futures	06/2016	69,476,955	69,604,470	127,515
22,876	Goldman Sachs	Euro - SCHATZ Futures	06/2016	2,913,466,910	2,909,830,587	(3,636,323)
1,004	Goldman Sachs	Euro-Bobl Futures	06/2016	150,130,640	149,775,401	(355,239)
6,847	Goldman Sachs	Long Gilt Futures	06/2016	1,191,909,074	1,192,077,910	168,836
2,541	Morgan Stanley and Co., International plc	U.S. Treasury 10-Year Note Futures	06/2016	327,531,855	331,322,578	3,790,723
18,569	Morgan Stanley and Co., International plc	U.S. Treasury 2-Year Note Futures	06/2016	4,060,617,798	4,061,968,750	1,350,952
30	Morgan Stanley and Co., International plc	U.S. Treasury 5-Year Note Futures	06/2016	3,629,293	3,634,922	5,629

				15,556,321,465	15,576,570,570	20,249,105

Short Contracts:
377	Goldman Sachs	Brent Crude Futures^	04/2016	(15,342,046)	(15,204,410)	137,636
25	Morgan Stanley and Co., International plc	Gold 100 OZ Futures^	06/2016	(3,063,450)	(3,089,000)	(25,550)
98	J.P. Morgan	LME Copper Futures^	04/2016	(10,804,260)	(11,954,285)	(1,150,025)
15	J.P. Morgan	LME Copper Futures^	04/2016	(1,639,314)	(1,827,187)	(187,873)
10	J.P. Morgan	LME Copper Futures^	04/2016	(1,088,725)	(1,217,374)	(128,649)
34	J.P. Morgan	LME Copper Futures^	04/2016	(3,793,450)	(4,136,100)	(342,650)
32	J.P. Morgan	LME Copper Futures^	04/2016	(3,551,922)	(3,891,400)	(339,478)
69	J.P. Morgan	LME Copper Futures^	05/2016	(7,916,315)	(8,387,243)	(470,928)
31	J.P. Morgan	LME Copper Futures^	05/2016	(3,541,674)	(3,767,833)	(226,159)
74	J.P. Morgan	LME Copper Futures^	05/2016	(8,265,619)	(8,993,979)	(728,360)
53	J.P. Morgan	LME Copper Futures^	05/2016	(5,922,594)	(6,441,488)	(518,894)
10	J.P. Morgan	LME Copper Futures^	05/2016	(1,122,476)	(1,215,226)	(92,750)
48	J.P. Morgan	LME Copper Futures^	05/2016	(5,471,882)	(5,830,920)	(359,038)
7	J.P. Morgan	LME Copper Futures^	05/2016	(800,608)	(850,238)	(49,630)
43	J.P. Morgan	LME Copper Futures^	05/2016	(4,933,070)	(5,221,920)	(288,850)
30	J.P. Morgan	LME Copper Futures^	05/2016	(3,507,677)	(3,641,851)	(134,174)
29	J.P. Morgan	LME Copper Futures^	05/2016	(3,340,729)	(3,519,803)	(179,074)
29	J.P. Morgan	LME Copper Futures^	05/2016	(3,374,079)	(3,519,150)	(145,071)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
99	J.P. Morgan	LME Copper Futures^	05/2016	$(11,572,857)	$(12,013,650)	$(440,793)
65	J.P. Morgan	LME Copper Futures^	05/2016	(7,605,291)	(7,887,750)	(282,459)
37	J.P. Morgan	LME Copper Futures^	06/2016	(4,350,431)	(4,489,950)	(139,519)
50	J.P. Morgan	LME Copper Futures^	06/2016	(6,235,844)	(6,067,500)	168,344
243	J.P. Morgan	LME Copper Futures^	06/2016	(29,598,130)	(29,469,825)	128,305
10	J.P. Morgan	LME Copper Futures^	06/2016	(1,236,488)	(1,212,375)	24,113
42	J.P. Morgan	LME Copper Futures^	06/2016	(5,314,666)	(5,091,713)	222,953
4	J.P. Morgan	LME Copper Futures^	06/2016	(505,064)	(484,850)	20,214
3,501	Morgan Stanley and Co., International plc	Natural Gas Futures^	04/2016	(63,292,524)	(68,584,590)	(5,292,066)
789	Barclays Capital	Amsterdam Index Futures	04/2016	(79,195,683)	(78,952,803)	242,880
298	Barclays Capital	DAX Index Futures	06/2016	(84,585,250)	(84,773,548)	(188,298)
11,127	Barclays Capital	Euro Stoxx 50 Index Futures	06/2016	(377,625,317)	(371,106,014)	6,519,303
163	Barclays Capital	FTSE/MIB Index Futures	06/2016	(16,959,866)	(16,411,066)	548,800
1,409	Barclays Capital	H-SHARES Index Futures	04/2016	(79,077,064)	(81,753,550)	(2,676,486)
6,750	Barclays Capital	OMXS30 Index Futures	04/2016	(113,756,436)	(111,789,795)	1,966,641
1,255	Barclays Capital	SGX S&P CNX Nifty Index Futures	04/2016	(19,382,731)	(19,546,625)	(163,894)
8,904	J.P. Morgan	90-Day Sterling Futures	09/2016	(1,587,403,759)	(1,588,795,244)	(1,391,485)
6,699	J.P. Morgan	90-Day Sterling Futures	12/2016	(1,194,950,035)	(1,195,102,936)	(152,901)
3,441	J.P. Morgan	90-Day Sterling Futures	03/2017	(613,758,890)	(613,751,595)	7,295
8,508	J.P. Morgan	Australia 10-Year Bond Futures	06/2016	(845,231,573)	(854,056,149)	(8,824,576)
7,417	Goldman Sachs	Canadian 10-Year Bond Futures	06/2016	(805,670,925)	(805,690,364)	(19,439)
107	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	09/2016	(20,450,385)	(20,417,536)	32,849
2,193	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	12/2016	(418,758,016)	(418,506,295)	251,721
2,309	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	03/2017	(440,842,366)	(440,643,426)	198,940
8,125	Goldman Sachs	Euro-Bund Futures	06/2016	(1,505,643,301)	(1,509,964,812)	(4,321,511)
423	Goldman Sachs	Euro-Buxl 30-Year Bond Futures	06/2016	(80,769,018)	(81,123,643)	(354,625)
1,049	Morgan Stanley and Co., International plc	U.S. Treasury Long Bond Futures	06/2016	(172,822,085)	(172,494,938)	327,147

				(8,674,073,885)	(8,692,891,949)	(18,818,064)

				$6,882,247,580	$6,883,678,621	$1,431,041

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Forward foreign currency exchange contracts outstanding as of March 31, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/15/16	CitiBank	AUD	100,528,495	$73,342,370	$76,797,936	$3,455,566
Australian Dollar, Expiring 06/15/16	J.P. Morgan	AUD	100,528,494	73,342,429	76,797,935	3,455,506
Brazilian Real, Expiring 06/15/16*	CitiBank	BRL	62,610,285	15,741,090	17,065,203	1,324,113
Brazilian Real, Expiring 06/15/16*	J.P. Morgan	BRL	62,610,285	15,741,118	17,065,203	1,324,085
Canadian Dollar, Expiring 06/15/16	CitiBank	CAD	199,828,675	148,264,451	153,871,670	5,607,219
Canadian Dollar, Expiring 06/15/16	J.P. Morgan	CAD	199,828,675	148,264,523	153,871,670	5,607,147
Swiss Franc, Expiring 06/15/16	CitiBank	CHF	39,964,500	41,241,640	41,699,990	458,350
Swiss Franc, Expiring 06/15/16	J.P. Morgan	CHF	22,950,500	23,671,667	23,947,143	275,476
Danish Krone, Expiring 06/15/16	CitiBank	DKK	1,937,000	295,199	296,485	1,286
Euro, Expiring 06/15/16	CitiBank	EUR	147,204,314	161,036,054	167,885,486	6,849,432
Euro, Expiring 06/15/16	J.P. Morgan	EUR	147,204,314	161,036,133	167,885,486	6,849,353
British Pound, Expiring 06/15/16	CitiBank	GBP	8,044,000	11,399,676	11,555,922	156,246
British Pound, Expiring 06/15/16	J.P. Morgan	GBP	8,044,000	11,399,686	11,555,922	156,236
Hong Kong Dollar, Expiring 06/15/16	CitiBank	HKD	9,942,000	1,281,935	1,282,165	230
Hungarian Forint, Expiring 06/15/16	CitiBank	HUF	3,630,500,000	12,858,159	13,146,091	287,932
Hungarian Forint, Expiring 06/15/16	J.P. Morgan	HUF	2,730,500,000	9,635,030	9,887,179	252,149
Israeli Shekel, Expiring 06/15/16	CitiBank	ILS	3,500,000	908,671	933,395	24,724
Israeli Shekel, Expiring 06/15/16	J.P. Morgan	ILS	3,500,000	908,623	933,395	24,772
Indian Rupee, Expiring 06/15/16*	CitiBank	INR	2,190,124,345	31,525,325	32,631,397	1,106,072
Indian Rupee, Expiring 06/15/16*	J.P. Morgan	INR	2,190,124,345	31,525,395	32,631,396	1,106,001
Japanese Yen, Expiring 06/15/16	CitiBank	JPY	27,704,157,678	245,212,620	246,687,570	1,474,950
Japanese Yen, Expiring 06/15/16	J.P. Morgan	JPY	26,210,622,678	231,926,709	233,388,609	1,461,900
Korean Won, Expiring 06/15/16*	CitiBank	KRW	16,400,000,000	14,060,949	14,313,150	252,201
Korean Won, Expiring 06/15/16*	J.P. Morgan	KRW	16,400,000,000	14,060,966	14,313,150	252,184
Mexican Peso, Expiring 06/15/16	CitiBank	MXN	255,000,000	14,303,351	14,661,598	358,247

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION) (continued)
Mexican Peso, Expiring 06/15/16	J.P. Morgan	MXN	255,000,000	$14,303,370	$14,661,598	$358,228
Norwegian Krone, Expiring 06/15/16	CitiBank	NOK	36,448,000	4,342,713	4,403,091	60,378
Norwegian Krone, Expiring 06/15/16	J.P. Morgan	NOK	36,415,000	4,338,731	4,399,104	60,373
Poland Zloty, Expiring 06/15/16	CitiBank	PLN	146,495,226	37,151,598	39,226,074	2,074,476
Poland Zloty, Expiring 06/15/16	J.P. Morgan	PLN	146,495,224	37,152,156	39,226,073	2,073,917
Swedish Krona, Expiring 06/15/16	CitiBank	SEK	93,601,000	11,045,189	11,560,780	515,591
Swedish Krona, Expiring 06/15/16	J.P. Morgan	SEK	93,601,000	11,045,203	11,560,780	515,577
Singapore Dollar, Expiring 06/15/16	CitiBank	SGD	22,450,000	16,305,535	16,648,807	343,272
Singapore Dollar, Expiring 06/15/16	J.P. Morgan	SGD	22,450,000	16,305,661	16,648,807	343,146
Turkish Lira, Expiring 06/15/16	CitiBank	TRY	290,506,475	96,242,503	101,076,575	4,834,072
Turkish Lira, Expiring 06/15/16	J.P. Morgan	TRY	290,506,475	96,242,711	101,076,575	4,833,864
Taiwanese Dollar, Expiring 06/15/16*	CitiBank	TWD	110,000,000	3,408,744	3,420,526	11,782
Taiwanese Dollar, Expiring 06/15/16*	J.P. Morgan	TWD	110,000,000	3,408,749	3,420,526	11,777
South African Rand, Expiring 06/15/16	CitiBank	ZAR	284,161,496	17,667,219	18,966,480	1,299,261
South African Rand, Expiring 06/15/16	J.P. Morgan	ZAR	284,161,496	17,662,560	18,966,480	1,303,920

				$1,879,606,411	$1,940,367,422	$60,761,011

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/15/16	CitiBank	AUD	(22,961,500)	$(16,318,034)	$(17,541,253)	$(1,223,219)
Australian Dollar, Expiring 06/15/16	J.P. Morgan	AUD	(22,961,500)	(16,318,030)	(17,541,253)	(1,223,223)
Brazilian Real, Expiring 06/15/16*	CitiBank	BRL	(35,500,000)	(9,149,738)	(9,675,960)	(526,222)
Brazilian Real, Expiring 06/15/16*	J.P. Morgan	BRL	(35,500,000)	(9,149,724)	(9,675,960)	(526,236)
Canadian Dollar, Expiring 06/15/16	CitiBank	CAD	(37,562,000)	(28,388,959)	(28,923,415)	(534,456)
Canadian Dollar, Expiring 06/15/16	J.P. Morgan	CAD	(37,562,000)	(28,392,047)	(28,923,415)	(531,368)
Swiss Franc, Expiring 06/15/16	CitiBank	CHF	(303,181,112)	(305,289,515)	(316,346,983)	(11,057,468)
Swiss Franc, Expiring 06/15/16	J.P. Morgan	CHF	(303,124,110)	(305,232,758)	(316,287,507)	(11,054,749)
Danish Krone, Expiring 06/15/16	CitiBank	DKK	(88,975,212)	(13,026,783)	(13,618,878)	(592,095)
Danish Krone, Expiring 06/15/16	J.P. Morgan	DKK	(77,441,211)	(11,321,852)	(11,853,441)	(531,589)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION) (continued)
Euro, Expiring 06/15/16	CitiBank	EUR	(19,586,500)	$(21,694,024)	$(22,338,266)	$(644,242)
Euro, Expiring 06/15/16	J.P. Morgan	EUR	(2,657,500)	(2,945,067)	(3,030,860)	(85,793)
British Pound, Expiring 06/15/16	CitiBank	GBP	(54,178,376)	(76,444,775)	(77,832,057)	(1,387,282)
British Pound, Expiring 06/15/16	J.P. Morgan	GBP	(54,178,375)	(76,444,712)	(77,832,055)	(1,387,343)
Hong Kong Dollar, Expiring 06/15/16	CitiBank	HKD	(15,001,000)	(1,931,723)	(1,934,597)	(2,874)
Hong Kong Dollar, Expiring 06/15/16	J.P. Morgan	HKD	(8,378,000)	(1,077,538)	(1,080,465)	(2,927)
Israeli Shekel, Expiring 06/15/16	CitiBank	ILS	(102,379,546)	(26,387,650)	(27,303,002)	(915,352)
Israeli Shekel, Expiring 06/15/16	J.P. Morgan	ILS	(99,379,545)	(25,619,063)	(26,502,950)	(883,887)
Indian Rupee, Expiring 06/15/16*	CitiBank	INR	(275,000,000)	(4,083,199)	(4,097,317)	(14,118)
Indian Rupee, Expiring 06/15/16*	J.P. Morgan	INR	(275,000,000)	(4,083,194)	(4,097,317)	(14,123)
Japanese Yen, Expiring 06/15/16	CitiBank	JPY	(4,353,538,000)	(38,772,996)	(38,765,434)	7,562
Japanese Yen, Expiring 06/15/16	J.P. Morgan	JPY	(2,550,775,000)	(22,891,779)	(22,712,998)	178,781
Korean Won, Expiring 06/15/16*	CitiBank	KRW	(119,839,834,480)	(97,826,564)	(104,590,575)	(6,764,011)
Korean Won, Expiring 06/15/16*	J.P. Morgan	KRW	(117,639,834,480)	(95,986,950)	(102,670,518)	(6,683,568)
Mexican Peso, Expiring 06/15/16	CitiBank	MXN	(1,309,432,830)	(72,623,850)	(75,287,754)	(2,663,904)
Mexican Peso, Expiring 06/15/16	J.P. Morgan	MXN	(1,309,432,829)	(72,619,946)	(75,287,754)	(2,667,808)
Norwegian Krone, Expiring 06/15/16	CitiBank	NOK	(929,844,699)	(108,213,774)	(112,329,619)	(4,115,845)
Norwegian Krone, Expiring 06/15/16	J.P. Morgan	NOK	(913,408,699)	(106,289,322)	(110,344,072)	(4,054,750)
New Zealand Dollar, Expiring 06/15/16	CitiBank	NZD	(92,137,072)	(61,348,037)	(63,441,159)	(2,093,122)
New Zealand Dollar, Expiring 06/15/16	J.P. Morgan	NZD	(92,137,071)	(61,347,986)	(63,441,158)	(2,093,172)
Poland Zloty, Expiring 06/15/16	CitiBank	PLN	(20,500,000)	(5,386,651)	(5,489,152)	(102,501)
Poland Zloty, Expiring 06/15/16	J.P. Morgan	PLN	(20,500,000)	(5,385,056)	(5,489,152)	(104,096)
Swedish Krona, Expiring 06/15/16	CitiBank	SEK	(445,962,634)	(52,684,658)	(55,081,422)	(2,396,764)
Swedish Krona, Expiring 06/15/16	J.P. Morgan	SEK	(367,017,634)	(43,002,495)	(45,330,823)	(2,328,328)
Singapore Dollar, Expiring 06/15/16	CitiBank	SGD	(32,472,250)	(23,308,475)	(24,081,257)	(772,782)
Singapore Dollar, Expiring 06/15/16	J.P. Morgan	SGD	(32,472,249)	(23,308,431)	(24,081,256)	(772,825)
Turkish Lira, Expiring 06/15/16	CitiBank	TRY	(41,000,000)	(14,017,521)	(14,265,223)	(247,702)
Turkish Lira, Expiring 06/15/16	J.P. Morgan	TRY	(41,000,000)	(14,017,503)	(14,265,223)	(247,720)
Taiwanese Dollar, Expiring 06/15/16*	CitiBank	TWD	(274,631,842)	(8,360,829)	(8,539,867)	(179,038)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION) (continued)
Taiwanese Dollar, Expiring 06/15/16*	J.P. Morgan	TWD	(264,631,842)	$(8,061,862)	$(8,228,911)	$(167,049)
South African Rand, Expiring 06/15/16	CitiBank	ZAR	(99,500,000)	(6,346,911)	(6,641,170)	(294,259)
South African Rand, Expiring 06/15/16	J.P. Morgan	ZAR	(99,500,000)	(6,363,265)	(6,641,170)	(277,905)

				(1,931,463,246)	(2,003,442,618)	(71,979,372)

				$(51,856,835)	$(63,075,196)	$(11,218,361)

*	Non-deliverable forward (See Note 4).

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at March 31, 2016

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays or receives the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	58-61 months maturity 12/22/2020	$(10,020,602)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions
Common Stocks
Ireland
Accenture plc	57,496	$5,902,239	$732,799
Alkermes plc	63,418	2,076,965	91,297
XL Group plc	49,202	1,838,094	(27,460)

			796,636

Netherlands
Frank’s International NV	38,751	591,682	46,934

Singapore
Broadcom Ltd.	16,648	2,338,711	233,405
Flextronics International Ltd.	330,544	3,630,563	355,798

			589,203

Sweden
Autoliv, Inc.	15,917	1,876,153	9,693

Switzerland
ACE Ltd.	30,403	3,514,587	107,931
Allied World Assurance Co. Holdings AG	80,588	2,856,039	(40,294)
TE Connectivity Ltd.	35,882	2,274,560	(52,747)

			14,890

United Kingdom
Delphi Automotive plc	42,496	3,546,716	(358,666)
Noble Corp. plc	470,650	4,425,714	445,514
Willis Towers Watson plc	2,548	303,526	(1,180)

			85,668

United States
3M Co.	16,026	2,366,903	303,509
Aaron’s, Inc.	127,205	2,815,824	377,021
Abbott Laboratories	188,377	8,167,667	(287,857)
ACI Worldwide, Inc.	21,814	388,913	64,600
Activision Blizzard, Inc.	238,549	9,139,567	(1,067,069)
Acuity Brands, Inc.	6,067	1,411,791	(88,336)
Aetna, Inc.	131,686	14,225,567	569,355
Aflac, Inc.	119,528	7,217,101	329,897
AGCO Corp.	193,968	8,817,072	823,138
Air Lease Corp.	75,334	2,222,880	196,848
Akamai Technologies, Inc.	42,873	2,204,314	178,139
Alaska Air Group, Inc.	79,543	6,453,324	70,793
Alleghany Corp.	1,767	846,163	30,622
Allstate Corp. (The)	95,604	5,962,821	478,020
Alphabet, Inc.	7,764	5,929,280	(6,124)
Amazon.com, Inc.	4,241	2,788,752	(271,125)
AMC Networks, Inc.	68,505	5,189,639	(740,924)
Amdocs Ltd.	202,822	11,064,999	1,189,506

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
AMERCO	16,745	$6,265,489	$(282,333)
Ameren Corp.	278,892	12,414,524	1,557,965
American Airlines Group, Inc.	116,301	4,929,856	(160,351)
American Eagle Outfitters, Inc.	551,400	8,008,825	1,183,013
American Electric Power Co., Inc.	369,963	21,721,079	2,844,465
American Financial Group, Inc.	62,859	4,397,057	26,331
American International Group, Inc.	101,851	5,833,905	(328,859)
Ameriprise Financial, Inc.	62,261	6,469,873	(616,717)
AmerisourceBergen Corp.	70,694	7,126,531	(1,007,965)
Amgen, Inc.	36,475	5,711,117	(242,421)
Amsurg Corp.	25,128	1,827,992	46,557
AmTrust Financial Services, Inc.	273,685	8,202,015	(1,119,048)
Analog Devices, Inc.	18,038	979,132	88,538
ANSYS, Inc.	10,223	900,638	13,912
Antero Resources Corp.	295,032	7,219,357	118,089
Anthem, Inc.	115,388	16,040,086	(2,308)
A.O. Smith Corp.	116,696	8,389,572	515,500
Apple, Inc.	49,419	5,385,683	494
Arch Capital Group Ltd.	49,437	3,457,126	57,845
Archer-Daniels-Midland Co.	143,512	4,921,026	289,894
Arrow Electronics, Inc.	83,084	4,560,394	791,046
Ashland, Inc.	13,136	1,357,343	87,092
Aspen Insurance Holdings Ltd.	90,318	4,308,839	(671)
Associated Banc-Corp.	16,995	314,236	(9,346)
Assurant, Inc.	75,573	6,016,974	(186,517)
Assured Guaranty Ltd.	182,270	4,607,856	3,575
AT&T, Inc.	205,809	7,214,346	847,193
Atmos Energy Corp.	62,121	4,132,119	480,987
Atwood Oceanics, Inc.	175,899	939,125	673,869
AutoNation, Inc.	72,628	3,768,558	(378,283)
AutoZone, Inc.	5,454	4,119,461	225,687
Avery Dennison Corp.	80,083	4,945,347	829,438
Avnet, Inc.	168,634	7,014,246	456,240
Axis Capital Holdings Ltd.	113,384	6,260,499	27,777
Bank of Hawaii Corp.	11,663	737,678	58,671
Bank of New York Mellon Corp. (The)	219,852	8,240,599	(143,449)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Bank of the Ozarks, Inc.	27,307	$1,284,156	$(138,081)
BankUnited, Inc.	34,426	1,172,103	13,529
Baxter International, Inc.	59,568	2,238,708	208,346
BB&T Corp.	85,379	3,229,819	(389,260)
Becton Dickinson and Co.	28,584	4,456,531	(116,909)
Bed Bath & Beyond, Inc.	26,631	1,377,089	(55,126)
Bemis Co., Inc.	81,589	3,632,701	591,977
Best Buy Co., Inc.	182,226	5,367,093	544,318
Big Lots, Inc.	85,829	3,249,987	637,209
Bio-Rad Laboratories, Inc.	21,650	2,889,859	70,129
BlackRock, Inc.	7,754	2,533,793	106,987
Bluebird Bio, Inc.	13,933	561,567	30,586
Boeing Co. (The)	45,742	6,516,302	(709,812)
BOK Financial Corp.	59,918	3,119,945	152,776
Booz Allen Hamilton Holding Corp.	64,888	1,887,482	77,327
Boston Beer Co., Inc. (The)	3,384	582,512	43,764
Boston Scientific Corp.	84,063	1,562,410	18,815
Brinker International, Inc.	129,724	5,860,930	99,887
Broadridge Financial Solutions, Inc.	95,479	5,079,537	583,323
Brocade Communications Systems, Inc.	576,532	5,111,557	988,151
Brunswick Corp.	96,151	4,039,809	573,516
Bunge Ltd.	102,226	6,508,609	(715,462)
CA, Inc.	142,011	3,982,027	390,492
Cabot Corp.	45,534	1,958,921	241,738
Cadence Design Systems, Inc.	199,405	4,049,814	652,156
California Resources Corp.	297,094	378,315	(72,308)
Campbell Soup Co.	45,376	2,420,118	474,417
Capital One Financial Corp.	130,238	9,614,491	(587,695)
Cardinal Health, Inc.	94,853	8,098,366	(325,163)
Carlisle Cos., Inc.	32,677	2,873,049	378,313
Carnival Corp.	237,317	11,707,556	815,662
Carter’s, Inc.	46,900	4,378,707	563,615
Casey’s General Stores, Inc.	70,925	8,222,901	(185,680)
Catalent, Inc.	40,172	985,722	85,665
Cathay General Bancorp	20,927	573,242	19,620
CDW Corp.	114,572	4,754,545	193
Celanese Corp.	123,014	8,007,716	49,701
Centene Corp.	36,651	2,262,043	(5,441)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CenturyLink, Inc.	251,301	$7,115,855	$915,725
Charles River Laboratories International, Inc.	95,656	7,419,841	(155,725)
Cheesecake Factory, Inc. (The)	106,706	5,153,840	511,181
Church & Dwight Co., Inc.	57,158	4,827,755	441,069
Cinemark Holdings, Inc.	104,238	3,201,971	532,877
Cintas Corp.	77,992	6,960,276	44,185
Cisco Systems, Inc.	381,818	10,202,177	668,182
Citigroup, Inc.	55,835	2,867,820	(536,709)
Citrix Systems, Inc.	76,383	5,174,944	827,232
Cleco Corp.	21,410	1,119,473	62,573
Clorox Co. (The)	52,323	6,848,861	(253,024)
CME Group, Inc.	33,531	3,143,056	77,597
CMS Energy Corp.	105,463	3,826,245	649,605
Cognizant Technology Solutions Corp.	48,722	2,872,381	182,488
Comcast Corp.	116,341	6,670,154	435,955
Commerce Bancshares, Inc.	103,294	4,375,907	267,158
Commercial Metals Co.	563,277	7,829,252	1,729,559
Community Health Systems, Inc.	151,960	3,383,534	(570,755)
Computer Sciences Corp.	180,706	5,575,117	639,362
ConAgra Foods, Inc.	29,467	1,197,244	117,573
Concho Resources, Inc.	44,024	3,939,091	509,094
ConocoPhillips	104,582	4,770,471	(558,953)
Consolidated Edison, Inc.	328,466	21,582,348	3,584,717
Constellation Brands, Inc.	47,816	6,753,812	470,707
Convergys Corp.	259,923	6,574,919	643,143
Cooper Cos., Inc. (The)	6,792	926,683	119,081
CoreLogic, Inc.	49,502	1,760,070	(42,350)
Costco Wholesale Corp.	21,999	3,534,799	(68,197)
Coty, Inc.	80,290	1,954,576	279,895
CR Bard, Inc.	22,517	4,292,191	271,330
Cracker Barrel Old Country Store, Inc.	27,204	3,377,325	775,910
Crane Co.	16,991	780,372	134,763
Credit Acceptance Corp.	16,194	3,404,452	(464,431)
Crown Holdings, Inc.	84,254	4,018,857	159,299
CST Brands, Inc.	101,096	3,909,444	(38,478)
CSX Corp.	161,484	4,108,355	49,858
Cummins, Inc.	52,383	4,502,843	1,256,144
CVR Energy, Inc.	68,761	2,016,054	(221,392)
CVS Health Corp.	57,343	5,430,956	517,234

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Danaher Corp.	68,721	$6,206,187	$312,687
Darden Restaurants, Inc.	143,575	8,516,932	1,002,090
Dean Foods Co.	401,209	7,275,110	(326,170)
Deckers Outdoor Corp.	33,748	1,663,776	358,066
Delta Air Lines, Inc.	230,235	11,590,456	(382,616)
Deluxe Corp.	108,627	5,910,566	877,536
DENTSPLY SIRONA, Inc.	111,735	6,447,474	438,754
DeVry Education Group, Inc.	36,727	807,012	(172,737)
Dick’s Sporting Goods, Inc.	15,134	548,361	159,153
Dillard’s, Inc.	18,326	1,242,864	313,197
Discover Financial Services	70,951	3,643,647	(30,822)
Dover Corp.	16,710	973,891	101,063
Dow Chemical Co. (The)	292,922	13,978,018	919,995
DR Horton, Inc.	325,533	9,636,015	204,848
Dr. Pepper Snapple Group, Inc.	122,431	11,391,009	(443,229)
Dril-Quip, Inc.	69,173	3,912,798	276,319
DST Systems, Inc.	57,603	6,583,270	(87,379)
DTE Energy Co.	143,622	11,423,493	1,597,278
Dun & Bradstreet Corp. (The)	9,863	1,017,801	(1,123)
East West Bancorp, Inc.	54,185	2,186,498	(426,569)
Eastman Chemical Co.	70,300	4,535,030	542,739
eBay, Inc.	255,250	7,159,758	(1,069,493)
Edison International	142,533	8,680,260	1,566,438
Edwards Lifesciences Corp.	64,038	5,186,438	462,354
Electronic Arts, Inc.	106,670	7,586,370	(534,417)
Eli Lilly & Co.	83,947	7,237,079	(1,192,055)
Endurance Specialty Holdings Ltd.	55,586	3,516,370	115,619
Energen Corp.	16,967	593,879	26,944
Entergy Corp.	87,613	5,890,222	1,055,737
EOG Resources, Inc.	20,924	1,533,729	(15,065)
EP Energy Corp.	509,920	1,740,088	564,750
EQT Corp.	43,043	2,503,316	391,757
Equifax, Inc.	112,401	12,273,912	572,399
Everest Re Group Ltd.	8,020	1,458,918	124,470
Exelon Corp.	309,016	9,229,563	1,851,751
Expedia, Inc.	35,076	4,234,795	(452,901)
Expeditors International of Washington, Inc.	160,598	7,126,819	711,969
FactSet Research Systems, Inc.	25,588	4,061,517	(184,167)
Fair Isaac Corp.	26,981	2,491,519	370,895

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
FedEx Corp.	28,550	$4,631,892	$13,764
Fidelity National Information Services, Inc.	19,230	1,151,492	65,959
Fifth Third BanCorp.	336,549	5,622,422	(5,420)
First American Financial Corp.	106,190	3,732,146	314,755
First Solar, Inc.	141,249	9,160,244	511,075
Fiserv, Inc.	58,389	5,407,472	582,072
Flowers Foods, Inc.	167,871	3,566,791	(467,893)
FMC Technologies, Inc.	78,929	1,942,097	217,400
FNF Group	72,049	2,382,660	59,801
Foot Locker, Inc.	132,347	8,464,446	71,936
Fulton Financial Corp.	184,221	2,365,633	99,244
GameStop Corp.	255,645	7,386,276	725,340
Gannett Co., Inc.	103,617	1,612,184	(43,423)
GATX Corp.	46,311	2,019,753	180,019
General Dynamics Corp.	65,762	9,083,734	(444,580)
General Mills, Inc.	76,165	4,308,967	516,085
General Motors Co.	150,457	4,944,446	(215,583)
Genpact Ltd.	225,055	5,450,142	669,104
Gilead Sciences, Inc.	95,629	9,482,184	(697,704)
Global Payments, Inc.	109,898	6,669,185	507,154
Goodyear Tire & Rubber Co. (The)	418,993	12,921,565	896,824
Graham Holdings Co.	9,807	4,834,027	(126,667)
Graphic Packaging Holding Co.	108,171	1,320,243	69,754
H&R Block, Inc.	64,860	2,142,719	(429,118)
Hanesbrands, Inc.	85,471	2,508,574	(86,326)
Hanover Insurance Group, Inc. (The)	70,012	5,628,286	688,196
Harris Corp.	34,915	2,890,689	(172,207)
Hartford Financial Services Group, Inc. (The)	148,856	6,345,152	514,132
Hasbro, Inc.	68,108	4,839,759	615,692
HCA Holdings, Inc.	70,988	4,595,763	944,850
Helmerich & Payne, Inc.	78,659	3,903,733	715,124
Herman Miller, Inc.	87,731	2,334,390	375,621
Hess Corp.	63,273	2,875,551	455,773
Hill-Rom Holdings, Inc.	25,237	1,230,074	39,347
HollyFrontier Corp.	214,779	8,473,646	(887,652)
Hologic, Inc.	50,519	1,769,403	(26,497)
Home Depot, Inc. (The)	31,958	4,176,943	87,213
Honeywell International, Inc.	44,846	4,517,261	507,733
Hormel Foods Corp.	218,090	8,654,197	776,014

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
HP, Inc.	361,368	$4,031,509	$420,545
HSN, Inc.	21,809	1,101,355	39,474
Hubbell, Inc.	6,224	577,488	81,821
Huntington Ingalls Industries, Inc.	100,650	12,795,835	987,176
IAC/InterActiveCorp.	30,980	1,905,890	(447,351)
IDACORP, Inc.	47,675	3,274,208	281,870
Ingram Micro, Inc.	142,042	3,942,074	1,158,655
Ingredion, Inc.	114,023	11,134,937	1,041,579
Integrated Device Technology, Inc.	122,361	2,643,552	(142,493)
Intel Corp.	164,753	5,751,527	(421,768)
Intercontinental Exchange, Inc.	33,644	8,347,322	(436,272)
InterDigital, Inc.	43,863	2,081,299	359,677
International Business Machines Corp.	21,734	2,914,161	377,453
International Flavors & Fragrances, Inc.	11,632	1,373,134	(49,761)
International Game Technology plc	225,937	3,399,617	723,733
Interpublic Group of Cos., Inc. (The)	199,323	4,406,844	167,618
Intrexon Corp.	86,788	2,024,764	916,481
Intuit, Inc.	11,758	1,150,755	72,194
IPG Photonics Corp.	6,410	512,976	102,897
ITT Corp.	121,569	4,004,963	479,718
j2 Global, Inc.	23,298	1,621,725	(187,034)
Jabil Circuit, Inc.	576,923	12,287,810	(1,170,503)
Jack Henry & Associates, Inc.	62,860	4,892,616	423,454
Jack in the Box, Inc.	4,699	332,224	(32,099)
JetBlue Airways Corp.	542,426	12,037,255	(581,218)
JM Smucker Co. (The)	28,458	3,540,381	154,606
John Wiley & Sons, Inc.	41,198	1,729,233	284,938
Johnson & Johnson	56,177	5,504,027	574,324
JPMorgan Chase & Co.	181,815	11,719,396	(952,312)
Juniper Networks, Inc.	214,500	5,896,523	(424,628)
KAR Auction Services, Inc.	11,947	409,166	46,493
KB Home	354,551	3,975,835	1,087,153
KeyCorp.	94,982	1,234,755	(186,154)
Kimberly-Clark Corp.	59,021	7,473,831	465,083
Kohl’s Corp.	60,747	2,700,204	131,214
Kroger Co. (The)	255,713	10,723,752	(942,730)
L Brands, Inc.	31,985	3,089,111	(280,508)
Lam Research Corp.	69,145	5,277,408	433,969
Lancaster Colony Corp.	36,095	3,850,181	140,843

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Laredo Petroleum, Inc.	286,225	$1,973,888	$295,876
Lear Corp.	144,983	17,408,906	(1,291,146)
Leggett & Platt, Inc.	58,825	2,509,073	338,057
Lennar Corp.	62,910	2,777,272	265,056
Lennox International, Inc.	18,730	2,305,434	226,675
Level 3 Communications, Inc.	59,699	3,097,772	57,320
Lexmark International, Inc.	52,490	1,656,584	98,156
Liberty Interactive Corp. QVC Group	46,197	1,204,434	(37,960)
LifePoint Health, Inc.	49,287	3,393,042	20,082
Lincoln National Corp.	43,051	2,142,310	(454,711)
Lockheed Martin Corp.	28,750	6,187,575	180,550
Lowe’s Cos., Inc.	59,276	4,439,772	50,385
LPL Financial Holdings, Inc.	30,433	807,911	(53,173)
LyondellBasell Industries NV	178,351	15,511,709	(248,431)
Mallinckrodt plc	60,492	4,225,549	(518,600)
Manhattan Associates, Inc.	57,277	3,743,200	(485,857)
ManpowerGroup, Inc.	100,003	7,732,551	409,693
Marathon Petroleum Corp.	187,098	9,090,908	(2,134,604)
Markel Corp.	337	283,523	16,936
MarketAxess Holdings, Inc.	7,764	959,735	9,445
Marriott International, Inc.	53,713	3,465,100	358,192
Marvell Technology Group Ltd.	194,031	1,626,798	373,662
Masco Corp.	157,216	4,090,024	854,420
MAXIMUS, Inc.	18,769	1,040,553	(52,553)
McCormick & Co., Inc.	21,419	1,816,117	314,645
McGraw Hill Financial, Inc.	28,259	2,693,648	103,428
Medivation, Inc.	52,961	1,684,436	750,710
MEDNAX, Inc.	20,090	1,357,226	(59,010)
Memorial Resource Development Corp.	252,926	2,527,212	47,574
Mentor Graphics Corp.	247,309	4,362,098	665,694
Merck & Co., Inc.	83,039	4,314,698	78,895
MetLife, Inc.	184,051	8,620,050	(532,849)
Micron Technology, Inc.	191,193	2,047,428	(45,638)
Microsoft Corp.	117,784	6,438,284	66,926
Minerals Technologies, Inc.	50,066	2,154,369	691,883

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Mohawk Industries, Inc.	17,949	$3,466,622	$(40,158)
Molina Healthcare, Inc.	153,179	8,668,145	1,210,369
Mondelez International, Inc.	87,337	3,618,862	(114,901)
Morgan Stanley	119,594	3,131,030	(139,984)
Mosaic Co. (The)	154,814	4,392,694	(212,716)
MSCI, Inc.	78,495	5,431,731	383,178
MSG Networks, Inc.	159,037	3,047,955	(298,206)
Murphy USA, Inc.	90,318	5,631,833	(81,792)
Mylan NV	132,766	6,505,825	(352,121)
Nasdaq, Inc.	184,204	10,555,303	1,672,159
NeuStar, Inc.	169,765	4,051,660	124,560
Newfield Exploration Co.	107,440	3,437,223	135,157
NewMarket Corp.	1,544	575,912	35,913
NextEra Energy, Inc.	49,832	5,201,669	695,450
NIKE, Inc.	97,404	6,302,480	(315,056)
NiSource, Inc.	411,862	8,266,839	1,436,630
Northern Trust Corp.	47,306	3,404,600	(321,668)
Northrop Grumman Corp.	74,263	13,984,466	712,182
Norwegian Cruise Line Holdings Ltd.	33,196	1,670,849	164,558
Nu Skin Enterprises, Inc.	81,534	2,659,562	459,114
Nuance Communications, Inc.	247,845	4,476,466	155,757
NVIDIA Corp.	159,819	4,801,365	892,986
NVR, Inc.	4,341	7,017,199	503,149
Oceaneering International, Inc.	95,190	2,916,895	247,221
Old Republic International Corp.	308,633	5,602,359	39,452
Omnicom Group, Inc.	47,008	3,385,874	526,602
ON Semiconductor Corp.	151,138	1,472,344	(22,930)
ONE Gas, Inc.	70,239	3,866,415	425,188
OneMain Holdings, Inc.	80,072	2,658,228	(461,853)
Orbital ATK, Inc.	40,173	3,535,253	(42,612)
O’Reilly Automotive, Inc.	16,112	4,098,087	311,123
Oshkosh Corp.	99,423	3,223,894	839,524
Owens Corning	254,997	11,640,004	416,254
PACCAR, Inc.	89,455	4,174,958	717,336
Packaging Corp. of America	27,046	1,533,609	99,969
PAREXEL International Corp.	5,901	382,400	(12,230)
Patterson-UTI Energy, Inc.	255,632	3,298,063	1,206,173
Paychex, Inc.	21,581	1,061,770	103,820
PBF Energy, Inc.	67,745	2,164,240	84,894

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Penske Automotive Group, Inc.	59,401	$2,115,250	$136,048
People’s United Financial, Inc.	303,386	4,833,193	(254)
PepsiCo, Inc.	79,405	7,956,381	181,043
Pfizer, Inc.	197,248	6,335,198	(488,767)
PG&E Corp.	235,032	12,656,473	1,379,638
Phillips 66	78,940	6,445,504	389,911
Pilgrim’s Pride Corp.	185,493	3,925,032	786,490
Pinnacle Foods, Inc.	125,284	5,196,780	400,909
Pinnacle West Capital Corp.	171,011	11,112,967	1,724,829
Plantronics, Inc.	31,767	1,505,962	(261,014)
PNC Financial Services Group, Inc. (The)	145,242	13,793,184	(1,510,068)
Polycom, Inc.	115,262	1,328,635	(43,464)
Popular, Inc.	91,288	2,399,429	212,320
PPL Corp.	141,180	4,928,376	446,347
Procter & Gamble Co. (The)	64,283	5,088,275	202,858
Progressive Corp. (The)	116,812	3,646,516	458,257
Prudential Financial, Inc.	64,341	4,323,799	322,908
Public Service Enterprise Group, Inc.	493,156	18,822,603	4,424,770
QEP Resources, Inc.	217,326	2,504,488	561,982
Quest Diagnostics, Inc.	37,303	2,515,931	149,369
Quintiles Transnational Holdings, Inc.	154,152	10,514,534	(479,238)
Rackspace Hosting, Inc.	119,324	2,946,195	(369,990)
Ralph Lauren Corp.	11,693	1,185,115	(59,547)
Raytheon Co.	79,580	10,032,054	(273,159)
Red Hat, Inc.	18,045	1,237,606	106,927
Regal Entertainment Group	48,985	889,902	145,641
Regeneron Pharmaceuticals, Inc.	2,602	1,141,795	(203,930)
Reinsurance Group of America, Inc.	91,502	7,894,118	912,949
Reliance Steel & Aluminum Co.	127,929	7,114,969	1,736,439
RenaissanceRe Holdings Ltd.	23,442	2,606,557	202,497
Republic Services, Inc.	310,078	13,876,862	898,355
Rockwell Automation, Inc.	26,728	2,571,401	468,909
Ross Stores, Inc.	63,892	3,441,223	258,124

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Rowan Cos. plc	465,991	$7,842,588	$(340,133)
Royal Caribbean Cruises Ltd.	117,777	10,267,270	(591,889)
RPM International, Inc.	7,423	317,195	34,135
Ryder System, Inc.	93,027	5,166,336	859,953
Sabre Corp.	55,938	1,516,790	100,937
SCANA Corp.	154,995	9,689,004	1,183,896
Scotts Miracle-Gro Co. (The)	15,896	1,020,773	135,979
SEI Investments Co.	38,979	1,998,030	(319,984)
Sensient Technologies Corp.	29,356	1,820,656	42,276
Service Corp. International	74,435	1,822,333	14,723
ServiceMaster Global Holdings, Inc.	15,471	599,854	(16,907)
Sherwin-Williams Co. (The)	11,904	3,133,133	255,579
Signature Bank	11,835	1,718,971	(107,991)
Skechers U.S.A., Inc.	376,493	11,013,164	451,048
Skyworks Solutions, Inc.	35,989	2,505,863	297,680
SM Energy Co.	99,999	1,253,567	620,414
Snap-on, Inc.	33,653	5,631,674	(348,489)
Sonoco Products Co.	70,916	2,822,669	621,721
Southern Co. (The)	228,473	10,983,470	835,439
Southwest Airlines Co.	120,322	5,235,210	155,215
Spectrum Brands Holdings, Inc.	26,057	2,594,742	252,767
Spirit AeroSystems Holdings, Inc.	356,227	16,669,283	(510,827)
SS&C Technologies Holdings, Inc.	17,787	1,216,663	(88,612)
Stanley Black & Decker, Inc.	74,470	7,311,743	523,246
State Street Corp.	72,542	4,605,134	(359,976)
STERIS plc	48,878	3,595,954	(123,173)
Stryker Corp.	28,269	2,607,557	425,424
SunTrust Banks, Inc.	218,598	9,014,294	(1,127,279)
SUPERVALU, Inc.	425,152	2,707,138	(258,262)
Synaptics, Inc.	39,080	2,797,321	318,919
Synchrony Financial	133,509	3,965,665	(139,297)
SYNNEX Corp.	27,519	2,552,327	(4,343)
Synopsys, Inc.	95,951	4,299,931	347,935
Sysco Corp.	21,036	867,735	115,277
Tableau Software, Inc.	38,396	1,742,706	18,518
Talen Energy Corp.	119,401	708,078	366,531
Target Corp.	113,577	8,215,024	1,130,091
Tech Data Corp.	142,408	9,592,258	1,340,404
Teekay Corp.	232,333	1,537,441	474,563

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
TEGNA, Inc.	283,004	$7,355,711	$(716,437)
Teledyne Technologies, Inc.	17,516	1,432,127	111,733
Teleflex, Inc.	51,827	6,988,563	1,148,794
Telephone & Data Systems, Inc.	38,632	886,252	276,185
Teradyne, Inc.	278,898	5,361,940	659,467
Tesoro Corp.	108,084	10,925,059	(1,628,755)
Textron, Inc.	166,958	5,852,503	234,786
Thermo Fisher Scientific, Inc.	12,829	1,748,258	68,200
Thomson Reuters Corp.	56,164	2,066,554	206,965
Thor Industries, Inc.	45,322	2,392,495	497,689
Time, Inc.	120,379	1,828,690	29,961
TJX Cos., Inc. (The)	16,017	1,142,428	112,504
TopBuild Corp.	75,764	2,087,105	166,116
Torchmark Corp.	106,123	5,951,829	(204,207)
Toro Co. (The)	17,543	1,283,150	227,653
Total System Services, Inc.	270,294	12,801,181	59,407
Transocean Ltd.	777,858	9,260,486	(2,150,864)
Travelers Cos., Inc. (The)	119,464	13,531,687	410,956
Trinity Industries, Inc.	403,493	8,756,384	(1,368,427)
Trustmark Corp.	105,571	2,349,835	81,465
Tupperware Brands Corp.	25,567	1,374,291	108,084
Tyler Technologies, Inc.	14,801	2,520,521	(616,965)
Tyson Foods, Inc.	314,275	16,624,207	4,325,364
UGI Corp.	143,863	5,014,540	781,701
Ulta Salon Cosmetics & Fragrance, Inc.	4,505	799,827	72,972
United Parcel Service, Inc.	115,701	12,064,478	138,507
United Therapeutics Corp.	71,870	10,659,728	(2,651,254)
UnitedHealth Group, Inc.	106,900	12,744,618	1,034,792
Universal Health Services, Inc.	47,353	5,424,178	481,688
Unum Group	66,535	2,155,532	(98,270)
US Bancorp.	126,148	5,529,067	(408,720)
Valero Energy Corp.	191,618	13,735,178	(1,444,800)
Validus Holdings Ltd.	129,924	5,975,147	155,967
Valmont Industries, Inc.	11,875	1,281,024	189,576
Vantiv, Inc.	25,323	1,336,436	27,967
Vectren Corp.	21,776	913,347	187,648
VeriSign, Inc.	59,627	4,950,261	329,114
Verizon Communications, Inc.	119,101	5,615,700	825,283
Visa, Inc.	34,191	2,690,490	(75,562)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Vishay Intertechnology, Inc.	125,988	$1,390,000	$148,313
VMware, Inc.	29,738	1,321,277	234,318
Voya Financial, Inc.	160,868	5,905,464	(1,116,424)
VWR Corp.	74,399	1,865,761	147,476
Wal-Mart Stores, Inc.	107,054	6,314,045	1,018,084
Walt Disney Co. (The)	57,203	5,916,998	(236,168)
Waste Connections, Inc.	59,707	3,248,075	608,400
Waste Management, Inc.	256,455	13,663,922	1,466,923
Waters Corp.	25,107	3,238,992	73,124
WellCare Health Plans, Inc.	51,434	4,564,202	206,301
Wells Fargo & Co.	171,730	9,525,863	(1,221,000)
Werner Enterprises, Inc.	252,701	6,185,065	678,295
West Pharmaceutical Services, Inc.	34,643	1,949,310	452,142
Westar Energy, Inc.	26,535	1,121,915	194,486
Western Digital Corp.	58,433	2,859,863	(99,488)
Western Refining, Inc.	153,574	5,457,202	(989,735)
Western Union Co. (The)	71,783	1,290,970	93,724
Westlake Chemical Corp.	82,820	3,812,634	21,932
WGL Holdings, Inc.	66,970	4,230,298	616,321
Whirlpool Corp.	39,233	5,768,428	1,306,851
White Mountains Insurance Group Ltd.	1,106	825,299	62,377
Woodward, Inc.	46,741	2,219,667	211,800
World Fuel Services Corp.	65,745	2,568,726	625,166
WR Berkley Corp.	18,358	985,641	46,079
Wyndham Worldwide Corp.	53,148	3,707,338	354,764
Xcel Energy, Inc.	458,998	16,713,082	2,482,215
Xilinx, Inc.	33,767	1,473,475	128,094

			89,932,262

Total of Long Equity Positions			91,475,286

Short Positions
Common Stocks
Canada
lululemon athletica, Inc.	(63,772)	(3,439,072)	(878,930)

Ireland
Allegion plc	(89,612)	(5,375,607)	(333,573)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Ireland (continued)
Endo International plc	(184,852)	$(11,062,719)	$5,859,135
Jazz Pharmaceuticals plc	(31,611)	(4,150,353)	23,537
Medtronic plc	(81,339)	(6,242,750)	142,325
Perrigo Co. plc	(24,797)	(3,366,449)	194,169

			5,885,593

Netherlands
Chicago Bridge & Iron Co. NV	(69,899)	(2,590,398)	32,794
Core Laboratories NV	(22,392)	(2,401,177)	(115,908)
QIAGEN NV	(154,300)	(3,861,329)	414,267
Sensata Technologies Holding NV	(188,906)	(8,030,494)	693,385

			1,024,538

Norway
Golar LNG Ltd.	(453,876)	(7,129,066)	(1,027,086)

Switzerland
Garmin Ltd.	(63,170)	(2,119,474)	(404,799)
Weatherford International plc	(1,782,978)	(13,672,248)	(199,321)

			(604,120)

United Kingdom
Aon plc	(178,010)	(15,983,857)	(2,609,288)
Ensco plc	(474,647)	(5,767,423)	845,334
Liberty Global plc	(141,065)	(5,144,339)	(286,663)
LivaNova plc	(27,713)	(1,556,385)	60,437
Michael Kors Holdings Ltd.	(43,939)	(1,695,834)	(806,931)
Pentair plc	(146,080)	(6,821,046)	(1,105,255)

			(3,902,366)

United States
AbbVie, Inc.	(29,565)	(1,600,492)	(88,260)
Abercrombie & Fitch Co.	(21,763)	(563,662)	(122,743)
Acadia Healthcare Co., Inc.	(144,628)	(8,713,564)	743,115
Acxiom Corp.	(109,061)	(2,383,965)	45,697
Adobe Systems, Inc.	(30,580)	(2,880,636)	12,232
Advance Auto Parts, Inc.	(10,082)	(1,478,812)	(137,736)
Advanced Micro Devices, Inc.	(1,383,569)	(3,104,671)	(838,500)
AECOM	(44,669)	(1,306,122)	(69,237)
AES Corp.	(678,934)	(6,200,957)	(1,810,464)
Agilent Technologies, Inc.	(153,906)	(6,111,256)	(21,898)
Agios Pharmaceuticals, Inc.	(149,805)	(6,657,469)	575,386

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Air Products & Chemicals, Inc.	(16,221)	$(2,121,246)	$(215,389)
Akorn, Inc.	(336,994)	(10,537,242)	2,607,773
Albemarle Corp.	(70,935)	(3,718,413)	(816,462)
Alcoa, Inc.	(984,977)	(8,276,630)	(1,159,450)
Alere, Inc.	(4,889)	(263,881)	16,449
Alexion Pharmaceuticals, Inc.	(36,895)	(6,594,355)	1,457,833
Align Technology, Inc.	(96,054)	(6,223,047)	(759,119)
Allegheny Technologies, Inc.	(328,085)	(3,100,009)	(2,247,776)
Alliance Data Systems Corp.	(23,380)	(6,205,584)	1,061,984
Alliant Energy Corp.	(47,041)	(2,960,039)	(534,167)
Allison Transmission Holdings, Inc.	(80,314)	(1,942,820)	(224,052)
Allscripts Healthcare Solutions, Inc.	(211,007)	(3,137,674)	350,272
Ally Financial, Inc.	(78,102)	(1,404,180)	(57,889)
Alnylam Pharmaceuticals, Inc.	(137,546)	(9,998,408)	1,364,645
American Express Co.	(109,779)	(7,242,101)	501,671
AMETEK, Inc.	(45,402)	(2,263,701)	(5,491)
Amphenol Corp.	(135,189)	(6,540,387)	(1,276,241)
Anadarko Petroleum Corp.	(141,057)	(6,289,999)	(279,026)
Apache Corp.	(67,792)	(2,911,666)	(397,261)
Apollo Education Group, Inc.	(53,121)	(369,887)	(66,502)
Applied Materials, Inc.	(350,444)	(6,329,019)	(1,093,385)
Arista Networks, Inc.	(54,836)	(3,770,291)	310,139
Armstrong World Industries, Inc.	(33,413)	(1,545,351)	(70,836)
ARRIS International plc	(69,078)	(1,929,662)	346,394
Arthur J Gallagher & Co.	(189,309)	(7,350,283)	(1,070,181)
Artisan Partners Asset Management, Inc.	(133,304)	(4,382,296)	271,201
Ascena Retail Group, Inc.	(363,038)	(3,207,460)	(807,741)
athenahealth, Inc.	(3,545)	(519,484)	27,509
Autodesk, Inc.	(145,251)	(8,670,563)	200,977
Automatic Data Processing, Inc.	(65,012)	(5,337,960)	(494,266)
Avis Budget Group, Inc.	(21,629)	(654,442)	62,672
Avon Products, Inc.	(875,278)	(3,485,827)	(724,260)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Axalta Coating Systems Ltd.	(92,216)	$(2,603,551)	$(89,156)
B/E Aerospace, Inc.	(403,371)	(16,792,985)	(1,810,486)
Ball Corp.	(81,091)	(5,588,814)	(192,163)
BancorpSouth, Inc.	(42,632)	(1,008,121)	99,633
Bank of America Corp.	(289,929)	(5,015,772)	1,095,932
Belden, Inc.	(23,785)	(1,081,987)	(377,936)
Biogen, Inc.	(10,326)	(2,730,571)	42,507
BioMarin Pharmaceutical, Inc.	(97,352)	(7,924,938)	(104,655)
Bio-Techne Corp.	(66,611)	(5,897,711)	(398,360)
Black Hills Corp.	(87,199)	(4,114,349)	(1,128,927)
Black Knight Financial Services, Inc.	(100,059)	(3,225,953)	121,122
BorgWarner, Inc.	(243,191)	(9,987,854)	649,320
Brookdale Senior Living, Inc.	(420,263)	(7,440,617)	766,841
Brown & Brown, Inc.	(133,720)	(4,136,142)	(651,034)
Brown-Forman Corp.	(26,566)	(2,531,724)	(84,230)
Bruker Corp.	(85,301)	(2,002,014)	(386,414)
Buffalo Wild Wings, Inc.	(14,223)	(2,210,982)	104,271
BWX Technologies, Inc.	(31,924)	(963,430)	(107,940)
Cabela’s, Inc.	(106,829)	(4,915,842)	(285,662)
Cable One, Inc.	(1,965)	(825,852)	(33,109)
Cabot Oil & Gas Corp.	(193,664)	(3,049,910)	(1,348,199)
CalAtlantic Group, Inc.	(232,210)	(7,685,202)	(75,256)
Calpine Corp.	(512,955)	(7,159,097)	(622,430)
CarMax, Inc.	(132,794)	(6,789,996)	4,222
Carpenter Technology Corp.	(138,329)	(3,769,206)	(965,796)
Caterpillar, Inc.	(103,734)	(6,732,337)	(1,207,464)
CBOE Holdings, Inc.	(85,027)	(5,442,983)	(111,831)
CBS Corp.	(87,454)	(4,068,360)	(749,481)
CDK Global, Inc.	(12,969)	(601,948)	(1,759)
CEB, Inc.	(41,836)	(2,477,874)	(230,170)
Celgene Corp.	(12,261)	(1,197,903)	(29,300)
CenterPoint Energy, Inc.	(392,876)	(7,105,880)	(1,113,086)
Cerner Corp.	(117,759)	(6,872,215)	635,699
CF Industries Holdings, Inc.	(43,713)	(1,535,826)	165,860
CH Robinson Worldwide, Inc.	(88,169)	(5,517,358)	(1,027,427)
Charles Schwab Corp. (The)	(291,740)	(9,688,685)	1,514,131
Chemours Co. (The)	(542,780)	(2,705,100)	(1,094,360)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cheniere Energy, Inc.	(197,769)	$(7,287,628)	$597,103
Chevron Corp.	(55,406)	(4,508,168)	(777,564)
Chico’s FAS, Inc.	(227,892)	(2,444,327)	(579,799)
Chipotle Mexican Grill, Inc.	(23,474)	(12,498,760)	1,443,210
Choice Hotels International, Inc.	(14,111)	(742,722)	(19,977)
Ciena Corp.	(158,840)	(3,135,502)	114,365
Cimarex Energy Co.	(14,670)	(1,225,417)	(201,534)
Cincinnati Financial Corp.	(29,762)	(1,742,827)	(202,418)
CIT Group, Inc.	(47,994)	(1,673,332)	184,079
CLARCOR, Inc.	(25,632)	(1,173,595)	(307,679)
Clean Harbors, Inc.	(28,499)	(1,197,755)	(208,386)
CNO Financial Group, Inc.	(66,340)	(1,180,225)	(8,587)
Coach, Inc.	(109,208)	(3,564,549)	(813,600)
Cobalt International Energy, Inc.	(994,132)	(4,918,571)	1,965,999
Coca-Cola Co. (The)	(142,493)	(6,197,021)	(413,230)
Cognex Corp.	(184,788)	(6,253,675)	(943,818)
Colfax Corp.	(188,517)	(4,373,570)	(1,016,131)
Colgate-Palmolive Co.	(225,883)	(15,205,765)	(752,868)
Comerica, Inc.	(140,927)	(5,574,925)	238,019
CommScope Holding Co., Inc.	(188,762)	(4,315,985)	(954,250)
CommVault Systems, Inc.	(104,665)	(4,125,620)	(392,768)
Compass Minerals International, Inc.	(80,430)	(5,692,884)	(6,386)
CONSOL Energy, Inc.	(79,997)	(887,646)	(15,520)
Copart, Inc.	(23,614)	(849,764)	(112,979)
Corning, Inc.	(218,822)	(3,859,094)	(712,098)
CoStar Group, Inc.	(20,518)	(3,993,288)	132,416
Covanta Holding Corp.	(398,483)	(6,121,849)	(596,574)
Cree, Inc.	(59,490)	(1,587,752)	(143,407)
Cullen/Frost Bankers, Inc.	(56,827)	(2,577,548)	(554,188)
Cypress Semiconductor Corp.	(949,949)	(8,505,843)	279,285
Dana Holding Corp.	(167,430)	(2,164,919)	(194,170)
DaVita HealthCare Partners, Inc.	(115,552)	(7,838,784)	(640,421)
Deere & Co.	(58,721)	(4,349,757)	(171,173)
Denbury Resources, Inc.	(564,485)	(934,971)	(318,186)
Devon Energy Corp.	(52,686)	(1,310,236)	(135,468)
DexCom, Inc.	(72,609)	(5,157,895)	227,018
Diebold, Inc.	(94,787)	(2,789,136)	48,844

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Discovery Communications, Inc.	(315,503)	$(8,354,303)	$(678,548)
DISH Network Corp.	(68,347)	(3,567,320)	405,588
Dolby Laboratories, Inc.	(54,370)	(1,833,333)	(529,588)
Dollar General Corp.	(33,179)	(2,311,946)	(528,176)
Dollar Tree, Inc.	(75,028)	(5,746,456)	(440,353)
Dominion Resources, Inc.	(210,434)	(14,235,558)	(1,572,244)
Domino’s Pizza, Inc.	(23,666)	(2,689,700)	(430,899)
Donaldson Co., Inc.	(214,050)	(5,907,365)	(922,971)
DreamWorks Animation SKG, Inc.	(80,269)	(1,921,836)	(80,876)
DSW, Inc.	(157,108)	(3,694,386)	(648,079)
Duke Energy Corp.	(81,117)	(5,718,748)	(825,771)
Dunkin’ Brands Group, Inc.	(181,643)	(7,467,796)	(1,100,304)
E*TRADE Financial Corp.	(91,496)	(2,740,305)	499,568
Eaton Corp. plc	(58,433)	(2,918,686)	(736,883)
Eaton Vance Corp.	(153,229)	(4,387,218)	(749,018)
Ecolab, Inc.	(36,471)	(4,205,106)	137,860
Edgewell Personal Care Co.	(33,448)	(2,416,190)	(277,377)
Emerson Electric Co.	(141,903)	(6,384,004)	(1,332,682)
Envision Healthcare Holdings, Inc.	(407,378)	(9,546,225)	1,235,714
Estee Lauder Cos., Inc. (The)	(33,430)	(2,982,290)	(170,493)
Esterline Technologies Corp.	(60,457)	(4,939,618)	1,066,138
Express Scripts Holding Co.	(24,189)	(2,073,566)	412,023
Exxon Mobil Corp.	(68,263)	(5,032,819)	(673,285)
F5 Networks, Inc.	(23,894)	(2,322,355)	(206,824)
Facebook, Inc.	(24,769)	(2,630,963)	(195,180)
Fairchild Semiconductor International, Inc.	(23,805)	(477,290)	1,190
Federated Investors, Inc.	(18,667)	(530,796)	(7,747)
FEI Co.	(50,754)	(3,970,751)	(546,863)
FireEye, Inc.	(293,536)	(5,805,267)	524,555
First Data Corp.	(324,381)	(4,201,169)	3,678
First Horizon National Corp.	(520,143)	(6,824,717)	10,844
First Republic Bank	(22,558)	(1,493,620)	(9,645)
FirstEnergy Corp.	(113,577)	(3,606,240)	(479,124)
FleetCor Technologies, Inc.	(51,098)	(6,888,228)	(712,599)
FLIR Systems, Inc.	(80,556)	(2,447,411)	(206,909)
Flowserve Corp.	(131,564)	(5,321,371)	(521,386)
Fluor Corp.	(55,382)	(2,554,218)	(419,796)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
FMC Corp.	(293,395)	$(10,849,564)	$(994,793)
Ford Motor Co.	(145,662)	(2,036,355)	69,918
Fortinet, Inc.	(79,279)	(2,387,542)	(40,774)
Fortune Brands Home & Security, Inc.	(17,659)	(946,132)	(43,479)
Fossil Group, Inc.	(15,428)	(469,965)	(215,347)
Franklin Resources, Inc.	(63,989)	(2,268,410)	(230,360)
Freeport-McMoRan, Inc.	(559,153)	(3,274,432)	(2,507,210)
Frontier Communications Corp.	(395,752)	(1,895,652)	(316,602)
FTI Consulting, Inc.	(15,769)	(545,737)	(14,221)
Gap, Inc. (The)	(178,098)	(4,178,759)	(1,057,322)
Gartner, Inc.	(35,278)	(3,039,978)	(112,111)
GCP Applied Technologies, Inc.	(49,610)	(2,370,897)	1,381,673
General Electric Co.	(315,099)	(9,626,274)	(390,723)
Genesee & Wyoming, Inc.	(150,714)	(7,729,435)	(1,720,332)
Gentex Corp.	(214,872)	(2,979,305)	(392,037)
Genworth Financial, Inc.	(2,143,229)	(7,601,650)	1,750,635
GNC Holdings, Inc.	(161,983)	(4,951,027)	(191,933)
GoPro, Inc.	(59,800)	(833,516)	118,308
Graco, Inc.	(41,951)	(2,861,989)	(660,217)
Granite Construction, Inc.	(7,431)	(281,370)	(73,832)
Great Plains Energy, Inc.	(50,881)	(1,409,578)	(231,335)
Greif, Inc.	(49,504)	(1,394,948)	(226,308)
Groupon, Inc.	(223,272)	(635,391)	(255,464)
Guess?, Inc.	(15,950)	(318,840)	19,459
Hain Celestial Group, Inc. (The)	(214,154)	(8,062,293)	(698,747)
Halliburton Co.	(179,357)	(6,016,038)	(390,594)
Halyard Health, Inc.	(14,261)	(417,780)	8,062
Harley-Davidson, Inc.	(41,996)	(1,850,785)	(304,869)
Harman International Industries, Inc.	(16,468)	(1,338,871)	(127,440)
HD Supply Holdings, Inc.	(81,765)	(2,164,290)	(539,678)
Henry Schein, Inc.	(12,945)	(2,009,064)	(225,631)
Hershey Co. (The)	(104,791)	(9,186,452)	(463,751)
Hertz Global Holdings, Inc.	(321,040)	(4,626,186)	1,245,635
Hexcel Corp.	(37,421)	(1,705,661)	69,989
Hilton Worldwide Holdings, Inc.	(298,686)	(6,606,934)	(119,474)
HNI Corp.	(1,513)	(49,352)	(9,913)
Huntington Bancshares, Inc.	(42,502)	(472,622)	67,153
Huntsman Corp.	(238,615)	(2,198,865)	(974,714)
IDEX Corp.	(10,858)	(774,140)	(125,771)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
IDEXX Laboratories, Inc.	(155,140)	$(10,844,446)	$(1,306,119)
Illinois Tool Works, Inc.	(21,726)	(1,930,312)	(295,300)
Illumina, Inc.	(70,165)	(12,517,668)	1,143,220
IMS Health Holdings, Inc.	(104,276)	(2,613,185)	(155,343)
Incyte Corp.	(85,315)	(7,469,684)	1,286,906
Ingersoll-Rand plc	(12,091)	(620,367)	(129,396)
International Paper Co.	(49,838)	(1,682,700)	(362,651)
Intersil Corp.	(142,321)	(1,750,081)	(152,751)
Intuitive Surgical, Inc.	(10,914)	(5,883,410)	(676,450)
Invesco Ltd.	(30,156)	(933,173)	5,273
Ionis Pharmaceuticals, Inc.	(70,640)	(3,109,229)	248,309
ITC Holdings Corp.	(394,398)	(15,163,750)	(2,020,171)
Itron, Inc.	(611)	(21,874)	(3,617)
Jacobs Engineering Group, Inc.	(29,913)	(1,244,255)	(58,456)
Janus Capital Group, Inc.	(49,473)	(681,736)	(42,054)
JB Hunt Transport Services, Inc.	(42,511)	(3,024,126)	(557,001)
Joy Global, Inc.	(442,906)	(4,367,561)	(2,749,938)
Kansas City Southern	(164,994)	(11,816,601)	(2,282,136)
Kate Spade & Co.	(437,059)	(7,878,504)	(3,275,242)
KBR, Inc.	(303,153)	(5,153,601)	460,793
Kellogg Co.	(117,122)	(8,385,124)	(580,565)
Kennametal, Inc.	(261,213)	(4,525,346)	(1,349,334)
Keysight Technologies, Inc.	(57,602)	(1,482,567)	(115,312)
Kinder Morgan, Inc.	(251,694)	(3,868,537)	(626,718)
KLX, Inc.	(98,053)	(2,960,400)	(191,024)
Knowles Corp.	(167,532)	(2,079,698)	(128,374)
Kosmos Energy Ltd.	(146,941)	(752,807)	(102,390)
L-3 Communications Holdings, Inc.	(18,603)	(2,170,604)	(33,852)
Laboratory Corp. of America Holdings	(20,460)	(2,489,573)	93,093
Landstar System, Inc.	(45,633)	(2,602,981)	(345,367)
Las Vegas Sands Corp.	(21,481)	(898,335)	(211,803)
Legg Mason, Inc.	(174,555)	(5,742,519)	(311,048)
LendingClub Corp.	(249,053)	(2,218,414)	151,274
Leucadia National Corp.	(277,373)	(4,503,422)	18,300
Liberty Broadband Corp.	(58,723)	(3,050,704)	(352,294)
Lincoln Electric Holdings, Inc.	(40,653)	(2,061,332)	(319,715)
Linear Technology Corp.	(100,599)	(4,284,408)	(198,283)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
LinkedIn Corp.	(14,793)	$(3,374,801)	$1,683,221
Lions Gate Entertainment Corp.	(191,054)	(5,012,199)	837,669
Live Nation Entertainment, Inc.	(196,188)	(4,637,170)	260,216
Loews Corp.	(246,133)	(9,048,416)	(368,632)
M&T Bank Corp.	(53,513)	(5,788,510)	(151,433)
Macy’s, Inc.	(116,030)	(4,202,325)	(913,437)
Manitowoc Co., Inc. (The)	(441,158)	(3,179,444)	1,269,230
Manitowoc Foodservice, Inc.	(406,010)	(2,926,131)	(3,058,457)
Marathon Oil Corp.	(218,360)	(2,366,280)	(66,250)
Marsh & McLennan Cos., Inc.	(286,529)	(15,649,672)	(1,768,426)
MasterCard, Inc.	(77,044)	(7,616,162)	335,504
Mattel, Inc.	(52,359)	(1,400,930)	(359,380)
Maxim Integrated Products, Inc.	(48,976)	(1,620,738)	(180,599)
McDonald’s Corp.	(31,554)	(3,707,595)	(258,112)
MDC Holdings, Inc.	(18,544)	(461,372)	(3,340)
MDU Resources Group, Inc.	(317,382)	(5,313,785)	(862,469)
Mead Johnson Nutrition Co.	(158,587)	(11,960,396)	(1,514,741)
Mercury General Corp.	(23,547)	(1,063,378)	(243,481)
Mettler-Toledo International, Inc.	(5,750)	(1,791,991)	(190,379)
MGM Resorts International	(97,904)	(2,100,041)	979
Michaels Cos., Inc. (The)	(38,186)	(839,737)	(228,326)
Microchip Technology, Inc.	(51,690)	(2,166,027)	(325,431)
Middleby Corp. (The)	(40,586)	(3,837,869)	(495,499)
Molson Coors Brewing Co.	(42,395)	(3,973,259)	(104,292)
Monsanto Co.	(123,726)	(11,703,048)	847,328
Monster Beverage Corp.	(12,636)	(1,701,889)	16,499
Moody’s Corp.	(6,909)	(592,252)	(74,881)
Motorola Solutions, Inc.	(23,212)	(1,550,646)	(206,503)
Murphy Oil Corp.	(41,092)	(771,536)	(263,571)
Nabors Industries Ltd.	(443,311)	(3,429,117)	(649,344)
National Fuel Gas Co.	(17,792)	(798,596)	(91,894)
National Instruments Corp.	(66,633)	(1,907,755)	(98,565)
National Oilwell Varco, Inc.	(153,310)	(4,730,239)	(37,702)
Navient Corp.	(240,864)	(2,330,730)	(552,412)
NCR Corp.	(61,444)	(1,572,966)	(266,053)
NetApp, Inc.	(168,162)	(4,428,627)	(160,514)
Netflix, Inc.	(6,604)	(809,056)	133,929

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
NetScout Systems, Inc.	(211,129)	$(4,841,035)	$(8,598)
NetSuite, Inc.	(109,307)	(8,457,759)	971,322
New York Times Co. (The)	(75,275)	(1,007,179)	69,253
Newell Rubbermaid, Inc.	(51,967)	(2,020,118)	(281,501)
News Corp.	(79,253)	(988,477)	(23,583)
Nielsen Holdings plc	(74,530)	(3,446,658)	(478,091)
Noble Energy, Inc.	(101,172)	(3,158,590)	(19,223)
Nordson Corp.	(67,987)	(4,044,936)	(1,124,796)
Nordstrom, Inc.	(26,985)	(1,252,501)	(291,311)
NorthStar Asset Management Group, Inc.	(560,652)	(6,402,987)	39,587
NRG Energy, Inc.	(501,275)	(4,796,325)	(1,725,263)
Nucor Corp.	(233,052)	(8,729,326)	(2,294,034)
Occidental Petroleum Corp.	(136,320)	(8,240,175)	(1,088,202)
Ocwen Financial Corp.	(60,158)	(400,652)	252,062
OGE Energy Corp.	(539,881)	(13,863,231)	(1,593,562)
Oil States International, Inc.	(49,106)	(1,369,543)	(178,278)
Old Dominion Freight Line, Inc.	(42,576)	(2,379,959)	(584,182)
Olin Corp.	(394,851)	(6,599,160)	(259,402)
ONEOK, Inc.	(231,653)	(4,613,724)	(2,303,435)
Oracle Corp.	(91,854)	(3,226,983)	(530,764)
Owens & Minor, Inc.	(15,794)	(571,422)	(66,971)
Owens-Illinois, Inc.	(443,415)	(6,579,442)	(497,461)
PacWest Bancorp	(131,096)	(4,959,961)	89,745
Palo Alto Networks, Inc.	(20,207)	(3,650,142)	353,572
Pandora Media, Inc.	(489,838)	(5,849,788)	1,465,738
Panera Bread Co.	(12,663)	(2,365,764)	(227,998)
Parker-Hannifin Corp.	(11,608)	(1,103,414)	(186,003)
Patterson Cos., Inc.	(123,266)	(5,235,831)	(499,736)
PayPal Holdings, Inc.	(161,745)	(5,750,646)	(492,711)
PerkinElmer, Inc.	(13,240)	(687,686)	32,835
Pitney Bowes, Inc.	(79,939)	(1,602,144)	(119,742)
Platform Specialty Products Corp.	(833,149)	(8,261,457)	1,096,376
Polaris Industries, Inc.	(24,778)	(1,970,062)	(470,076)
PolyOne Corp.	(24,325)	(738,915)	3,084
Post Holdings, Inc.	(34,647)	(2,148,807)	(233,867)
PPG Industries, Inc.	(20,477)	(1,926,704)	(356,277)
Praxair, Inc.	(91,540)	(9,326,548)	(1,150,205)
Premier, Inc.	(88,332)	(2,921,798)	(24,957)
Priceline Group, Inc. (The)	(1,779)	(2,337,143)	44,084
Primerica, Inc.	(39,524)	(1,711,719)	(48,285)
Principal Financial Group, Inc.	(154,497)	(6,559,758)	464,852

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
ProAssurance Corp.	(25,427)	$(1,233,281)	$(53,325)
Prosperity Bancshares, Inc.	(74,622)	(3,059,219)	(402,496)
PTC, Inc.	(70,733)	(2,200,994)	(144,512)
PulteGroup, Inc.	(161,526)	(2,606,458)	(415,693)
PVH Corp.	(13,889)	(1,029,036)	(346,808)
Qorvo, Inc.	(26,681)	(1,278,148)	(66,841)
QUALCOMM, Inc.	(99,901)	(4,749,294)	(359,644)
Quanta Services, Inc.	(122,670)	(2,415,141)	(352,294)
Regal Beloit Corp.	(14,352)	(783,499)	(121,969)
Regions Financial Corp.	(593,678)	(5,649,087)	988,715
Rent-A-Center, Inc.	(134,541)	(1,768,815)	(363,660)
ResMed, Inc.	(39,551)	(2,252,192)	(34,647)
Rice Energy, Inc.	(128,312)	(1,242,968)	(548,267)
Robert Half International, Inc.	(40,473)	(1,764,584)	(120,648)
Rockwell Collins, Inc.	(15,321)	(1,365,732)	(47,018)
Rollins, Inc.	(41,536)	(1,058,089)	(68,368)
Roper Technologies, Inc.	(26,661)	(4,921,621)	48,790
RPC, Inc.	(143,459)	(1,728,570)	(305,679)
RR Donnelley & Sons Co.	(94,218)	(1,236,123)	(309,052)
salesforce.com, Inc.	(65,518)	(5,138,577)	301,383
Sally Beauty Holdings, Inc.	(134,207)	(3,766,990)	(578,633)
SanDisk Corp.	(106,148)	(7,943,055)	(132,685)
Santander Consumer USA Holdings, Inc.	(124,530)	(1,293,824)	(12,496)
SBA Communications Corp.	(58,196)	(5,878,378)	48,885
Schlumberger Ltd.	(97,889)	(6,700,327)	(518,987)
Scripps Networks Interactive, Inc.	(41,363)	(2,241,906)	(467,370)
Seagate Technology plc	(89,711)	(2,805,062)	(285,482)
Sealed Air Corp.	(65,616)	(2,739,582)	(410,642)
Seattle Genetics, Inc.	(116,473)	(4,667,564)	580,526
Sempra Energy	(133,444)	(12,760,518)	(1,124,330)
ServiceNow, Inc.	(50,029)	(3,713,015)	652,241
Signet Jewelers Ltd.	(30,027)	(3,644,450)	(79,799)
Silgan Holdings, Inc.	(34,072)	(1,790,232)	(21,376)
Silicon Laboratories, Inc.	(20,870)	(997,450)	59,135
Sirius XM Holdings, Inc.	(1,892,675)	(7,608,552)	132,486
Six Flags Entertainment Corp.	(88,977)	(4,736,757)	(200,577)
SLM Corp.	(979,049)	(6,045,574)	(181,177)
Sotheby’s	(164,265)	(4,156,159)	(234,644)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Spectra Energy Corp.	(255,586)	$(5,921,668)	$(1,899,264)
Spirit Airlines, Inc.	(17,741)	(717,269)	(133,945)
Splunk, Inc.	(159,022)	(8,535,403)	754,457
Sprouts Farmers Market, Inc.	(409,475)	(10,519,410)	(1,371,744)
SPX Corp.	(139,649)	(1,466,135)	(631,393)
St. Jude Medical, Inc.	(22,819)	(1,290,333)	35,288
Staples, Inc.	(339,959)	(3,131,970)	(617,778)
Starbucks Corp.	(37,873)	(2,265,160)	4,142
Steel Dynamics, Inc.	(70,483)	(1,242,770)	(343,802)
Stericycle, Inc.	(57,629)	(6,859,149)	(413,055)
Stifel Financial Corp.	(43,024)	(1,564,216)	290,705
SunPower Corp.	(96,016)	(2,531,901)	386,904
Superior Energy Services, Inc.	(498,683)	(6,028,846)	(648,520)
SVB Financial Group	(63,725)	(6,613,200)	110,063
Synovus Financial Corp.	(119,718)	(3,790,108)	329,061
T Rowe Price Group, Inc.	(25,565)	(1,776,507)	(101,498)
Targa Resources Corp.	(232,350)	(6,412,075)	(525,896)
TCF Financial Corp.	(120,955)	(1,580,635)	97,727
Tempur Sealy International, Inc.	(75,027)	(5,488,292)	927,400
Tenet Healthcare Corp.	(272,686)	(7,534,314)	(354,492)
Teradata Corp.	(191,657)	(4,948,976)	(80,104)
TerraForm Power, Inc.	(316,268)	(3,076,124)	340,405
Texas Instruments, Inc.	(30,081)	(1,700,459)	(26,792)
Tiffany & Co.	(110,110)	(8,021,483)	(58,389)
Time Warner, Inc.	(17,024)	(1,201,882)	(33,209)
Timken Co. (The)	(54,301)	(1,374,798)	(443,742)
Toll Brothers, Inc.	(57,863)	(1,818,208)	110,671
TransDigm Group, Inc.	(31,483)	(7,015,155)	78,191
TreeHouse Foods, Inc.	(69,203)	(5,304,508)	(698,852)
TRI Pointe Group, Inc.	(162,174)	(1,715,189)	(195,221)
Trimble Navigation Ltd.	(400,227)	(8,776,975)	(1,148,654)
TripAdvisor, Inc.	(58,793)	(5,019,746)	1,110,012
Triumph Group, Inc.	(126,603)	(3,471,035)	(514,427)
Twenty-First Century Fox, Inc.	(82,792)	(2,275,938)	(32,303)
Twitter, Inc.	(591,564)	(12,086,513)	2,296,129
Tyco International plc	(33,118)	(1,116,070)	(99,692)
Ultimate Software Group, Inc. (The)	(6,495)	(1,214,638)	(42,145)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Umpqua Holdings Corp.	(146,568)	$(2,341,712)	$17,143
Under Armour, Inc.	(43,777)	(3,352,541)	(361,062)
Union Pacific Corp.	(137,738)	(10,651,280)	(305,778)
United Continental Holdings, Inc.	(12,968)	(743,326)	(32,939)
United Natural Foods, Inc.	(54,033)	(2,061,944)	(115,586)
United Rentals, Inc.	(73,169)	(4,895,006)	344,626
United Technologies Corp.	(76,558)	(7,173,612)	(489,843)
Urban Outfitters, Inc.	(133,404)	(3,138,102)	(1,276,236)
USG Corp.	(264,050)	(6,381,562)	(169,519)
Valley National Bancorp	(207,223)	(1,845,457)	(131,450)
Varian Medical Systems, Inc.	(3,775)	(293,700)	(8,376)
VCA, Inc.	(32,121)	(1,632,722)	(220,339)
Veeva Systems, Inc.	(241,536)	(6,275,167)	227,105
VeriFone Systems, Inc.	(186,367)	(4,984,048)	(278,956)
Verisk Analytics, Inc.	(11,276)	(866,995)	(34,183)
Vertex Pharmaceuticals, Inc.	(125,859)	(13,280,282)	3,275,750
VF Corp.	(42,820)	(2,534,579)	(238,444)
Viacom, Inc.	(40,185)	(1,599,363)	(59,474)
Viavi Solutions, Inc.	(763,363)	(4,394,199)	(842,471)
Vista Outdoor, Inc.	(27,729)	(1,259,373)	(180,039)
Visteon Corp.	(41,775)	(4,810,391)	1,485,519
WABCO Holdings, Inc.	(28,940)	(2,821,053)	(273,211)
Wabtec Corp.	(7,407)	(587,993)	692
Waddell & Reed Financial, Inc.	(89,533)	(2,444,316)	336,710
Walgreens Boots Alliance, Inc.	(13,323)	(1,110,101)	(12,228)
Watsco, Inc.	(3,477)	(402,058)	(66,433)
Webster Financial Corp.	(8,614)	(318,886)	9,643
WEC Energy Group, Inc.	(295,223)	(15,586,360)	(2,147,686)
Wendy’s Co. (The)	(268,639)	(2,732,345)	(193,133)
WESCO International, Inc.	(63,228)	(2,499,758)	(956,917)
WestRock Co.	(46,051)	(1,750,878)	(46,492)
WEX, Inc.	(50,415)	(4,042,182)	(160,412)
WhiteWave Foods Co. (The)	(352,767)	(13,167,855)	(1,168,595)
Whiting Petroleum Corp.	(200,430)	(1,545,382)	(54,049)
Whole Foods Market, Inc.	(142,455)	(4,668,975)	237,200
Williams-Sonoma, Inc.	(56,633)	(3,004,546)	(95,544)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
WisdomTree Investments, Inc.	(780,595)	$(11,087,377)	$2,165,176
Workday, Inc.	(90,227)	(6,993,324)	60,281
Worthington Industries, Inc.	(8,987)	(264,014)	(56,283)
WR Grace & Co.	(88,512)	(4,574,166)	(1,726,118)
Wynn Resorts Ltd.	(61,191)	(3,653,833)	(2,063,242)
Xylem, Inc.	(28,072)	(1,023,505)	(124,640)
Yahoo!, Inc.	(295,011)	(9,684,208)	(1,175,147)
Yelp, Inc.	(63,018)	(1,646,930)	394,132
Yum! Brands, Inc.	(76,178)	(5,497,005)	(738,165)
Zebra Technologies Corp.	(87,780)	(5,317,118)	(739,702)
Zions Bancorporation	(484,673)	(12,346,861)	612,927
Zoetis, Inc.	(120,029)	(5,484,200)	163,314
Zynga, Inc.	(1,356,479)	(3,519,094)	426,322

			(91,790,889)

Total of Short Equity Positions			(91,293,260)

Total of Long and Short Equity Positions			182,026

Net Cash and Other Receivables/ (Payables) (b)			(10,202,628)
Swaps, at Value			$(10,020,602)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total Return Basket Swaps Outstanding at March 31, 2016

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swaps.	1-61 months maturity ranging from 04/20/2016 - 12/21/2020	$(15,656,897)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions
Common Stocks
Germany
TUI AG	170,791	$2,980,644	$(338,719)

Ireland
DCC plc	47,197	3,737,719	424,725
Paddy Power Betfair plc	2,746	355,255	26,705
Shire plc	28,541	1,610,061	17,768

			469,198

Luxembourg
Regus plc	350,689	1,543,295	48,457

South Africa
Investec plc	139,933	944,648	81,825
Mondi plc	208,675	3,882,610	107,935

			189,760

Switzerland
Coca-Cola HBC AG	56,199	1,143,206	48,569
Glencore plc	1,159,942	1,335,076	1,273,009
Wolseley plc	23,557	1,255,844	73,928

			1,395,506

United Kingdom
AA plc	78,007	329,187	(33,111)
Aggreko plc	79,857	947,694	285,508
Amec Foster Wheeler plc	238,194	1,524,221	12,684
Ashtead Group plc	125,093	2,013,633	(464,612)
Associated British Foods plc	60,848	2,984,923	(65,578)
Aviva plc	423,394	3,085,124	(320,596)
Babcock International Group plc	166,384	2,282,100	(16,385)
BAE Systems plc	356,845	2,543,078	59,852
Barclays plc	484,227	1,397,226	(357,784)
Barratt Developments plc	601,030	5,316,434	(491,360)
Bellway plc	64,883	2,446,740	(6,087)
Berkeley Group Holdings plc	158,408	7,757,308	(453,291)
Britvic plc	104,691	1,068,043	(1,083)
BT Group plc	1,184,355	8,001,369	(523,166)
Bunzl plc	67,602	1,802,029	158,887
Close Brothers Group plc	112,011	2,150,342	(124,220)
Cobham plc	96,959	382,885	(80,952)
Compass Group plc	145,125	2,453,977	104,343
Daily Mail & General Trust plc	49,187	480,469	10,293
Direct Line Insurance Group plc	823,404	4,752,839	(385,337)
Dixons Carphone plc	428,710	2,933,896	(313,883)
easyJet plc	169,833	4,143,578	(447,191)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
G4S plc	227,718	$704,619	$(83,230)
GKN plc	442,556	1,886,860	(54,523)
Greene King plc	148,411	1,947,017	(91,785)
Hays plc	177,662	341,466	(33,053)
Henderson Group plc	359,929	1,447,389	(115,984)
Howden Joinery Group plc	205,238	1,544,113	(135,410)
HSBC Holdings plc	521,720	3,993,151	(748,593)
Imperial Tobacco Group plc	131,144	6,635,309	625,776
Inchcape plc	206,191	2,262,389	(123,815)
Indivior plc	900,469	2,379,679	(273,822)
Inmarsat plc	100,041	1,625,218	(214,046)
Intermediate Capital Group plc	510,027	4,396,322	130,368
International Consolidated Airlines Group SA	1,039,671	8,796,067	(551,505)
ITV plc	937,603	3,576,712	(336,804)
J Sainsbury plc	1,065,842	3,843,960	379,643
John Wood Group plc	107,968	998,774	(47,983)
Jupiter Fund Management plc	74,410	440,072	(3,578)
Just Eat plc	55,572	285,521	15,340
Kingfisher plc	475,904	2,254,528	312,305
Legal & General Group plc	336,609	1,242,635	(108,445)
Man Group plc	1,474,862	3,583,733	(360,157)
Marks & Spencer Group plc	286,108	1,878,254	(211,004)
Meggitt plc	148,707	769,039	97,864
Melrose Industries plc	75,519	391,649	(5,328)
Merlin Entertainments plc	55,513	354,674	14,403
Micro Focus International plc	112,129	2,376,618	148,089
National Grid plc	464,218	6,219,608	348,781
Next plc	17,096	1,817,711	(493,770)
Persimmon plc	181,068	5,092,107	318,432
Playtech plc	238,848	2,735,819	237,190
Provident Financial plc	72,241	3,483,256	(412,939)
Rentokil Initial plc	672,036	1,516,667	187,521
Rexam plc	47,938	410,449	25,312
Rightmove plc	56,099	3,260,879	126,746
Royal Mail plc	809,854	5,218,258	366,162
Sage Group plc (The)	291,608	2,501,877	127,380
Sky plc	379,354	6,006,253	(431,814)
Smith & Nephew plc	36,077	580,150	13,416
SSE plc	160,986	3,428,512	16,635
Taylor Wimpey plc	2,373,633	6,758,913	(289,890)
Travis Perkins plc	45,152	1,245,251	(62,455)
United Utilities Group plc	73,969	983,023	(3,890)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Vodafone Group plc	2,664,654	$8,235,580	$231,781
Whitbread plc	24,650	1,583,894	(184,607)
William Hill plc	484,392	2,544,707	(278,387)
Worldpay Group plc	76,137	334,981	(35,020)
WPP plc	247,742	5,397,132	369,193

			(5,052,569)

Total of Long Equity Positions			(3,288,367)

Short Positions
Common Stocks
Australia
BHP Billiton plc	(173,927)	(1,742,479)	(205,221)

Chile
Antofagasta plc	(292,575)	(1,635,657)	(330,595)

Ireland
Experian plc	(404,100)	(6,699,956)	(513,014)

Netherlands
Royal Dutch Shell plc	(187,193)	(3,820,089)	(699,869)

United Kingdom
Aberdeen Asset Management plc	(375,282)	(1,471,587)	(18,120)
Admiral Group plc	(95,599)	(2,301,225)	(414,851)
ARM Holdings plc	(253,836)	(3,752,736)	56,554
ASOS plc	(140,956)	(6,458,709)	(111,192)
AstraZeneca plc	(87,845)	(5,606,309)	701,762
Auto Trader Group plc	(133,610)	(819,000)	71,443
Balfour Beatty plc	(174,767)	(645,814)	6,457
Booker Group plc	(549,709)	(1,364,651)	5,879
BP plc	(1,103,011)	(5,281,288)	(237,479)
British American Tobacco plc	(142,818)	(7,666,829)	(684,591)
BTG plc	(170,403)	(1,527,165)	8,278
Burberry Group plc	(189,846)	(3,409,087)	(302,374)
Capita plc	(213,088)	(3,612,824)	431,505
Centrica plc	(2,884,190)	(8,723,092)	(699,164)
Croda International plc	(39,719)	(1,659,378)	(70,098)
Diageo plc	(488,797)	(12,868,949)	(311,004)
Drax Group plc	(696,620)	(2,257,453)	(461,371)
DS Smith plc	(77,473)	(446,571)	(6,673)
GlaxoSmithKline plc	(363,156)	(7,027,283)	(324,178)
Hargreaves Lansdown plc	(329,983)	(7,008,815)	653,946
ICAP plc	(101,408)	(695,274)	5,549
IMI plc	(163,064)	(1,996,744)	(230,512)
InterContinental Hotels Group plc	(108,051)	(3,800,996)	(644,914)
Intertek Group plc	(83,103)	(3,270,581)	(502,691)
Johnson Matthey plc	(12,331)	(492,188)	7,450

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Lloyds Banking Group plc	(4,815,828)	$(4,951,165)	$260,555
Ocado Group plc	(194,918)	(824,662)	13,879
Old Mutual plc	(1,949,005)	(4,696,006)	(687,399)
Pearson plc	(234,651)	(2,697,741)	(243,035)
Pennon Group plc	(72,816)	(917,887)	71,051
Petrofac Ltd.	(325,453)	(3,583,989)	(711,132)
Prudential plc	(208,745)	(4,518,087)	633,662
Reckitt Benckiser Group plc	(29,734)	(2,642,025)	(226,017)
Rio Tinto plc	(101,876)	(2,652,414)	(203,240)
Rolls-Royce Holdings plc	(200,330)	(1,650,116)	(307,773)
Rolls-Royce Holdings plc (3)	(676,779)	70	(1,042)
Rotork plc	(228,441)	(552,925)	(45,971)
Royal Bank of Scotland Group plc	(2,074,806)	(8,101,511)	1,485,562
RSA Insurance Group plc	(637,382)	(3,833,534)	(510,168)
SABMiller plc	(131,262)	(7,642,125)	(375,078)
Schroders plc	(16,387)	(636,006)	6,014
Serco Group plc	(2,996,706)	(4,046,008)	(363,029)
Severn Trent plc	(79,498)	(2,470,266)	(6,186)
Smiths Group plc	(21,276)	(282,401)	(45,679)
Spectris plc	(25,416)	(601,058)	(69,768)
Spirax-Sarco Engineering plc	(13,695)	(606,307)	(108,658)
Sports Direct International plc	(108,331)	(899,874)	312,254
St. James’s Place plc	(202,605)	(2,871,684)	207,765
Standard Chartered plc	(579,768)	(3,954,643)	33,666
Standard Life plc	(921,124)	(4,883,162)	186,000
Tate & Lyle plc	(180,762)	(1,554,131)	55,967
Tesco plc	(7,382,473)	(15,473,347)	(4,802,514)
Thomas Cook Group plc	(999,417)	(1,695,585)	364,620
Weir Group plc (The)	(117,801)	(1,605,780)	(265,960)
WM Morrison Supermarkets plc	(202,638)	(455,095)	(121,992)

			(8,534,035)

Total of Short Equity Positions			(10,282,734)

Total of Long and Short Equity Positions			(13,571,101)

Net Cash and Other Receivables/ (Payables) (b)			(2,085,796)

Swaps, at Value			$(15,656,897)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(3)	Level 3 Security (See Note 5).

Total Return Basket Swaps Outstanding at March 31, 2016

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swaps..	1-61 months maturity Ranging from 04/12/2016 - 12/21/2020	$(3,086,325)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Aeroports de Paris	6,125	$746,210	$10,211
Air France-KLM	191,446	1,827,244	(8,163)
Atos SE	51,623	4,368,633	(175,881)
AXA SA	298,545	8,023,769	(1,023,273)
BNP Paribas SA	161,062	8,872,030	(780,180)
Cap Gemini SA	75,191	7,322,787	(269,539)
Christian Dior SE	20,120	3,555,197	88,035
Cie Generale des Etablissements Michelin	81,963	8,014,602	359,444
CNP Assurances	21,525	292,857	42,343
Credit Agricole SA	103,349	1,248,242	(130,639)
Danone SA	7,238	517,787	(4,234)
Dassault Systemes	13,349	1,132,640	(74,978)
Eiffage SA	22,154	1,493,470	206,506
Electricite de France SA	141,922	2,071,898	(482,982)
Eutelsat Communications SA	80,751	2,583,563	20,760
Imerys SA	11,999	842,289	(6,596)
Ipsen SA	19,572	1,218,245	(95,942)
Lagardere SCA	80,515	2,397,273	(261,656)
L’Oreal SA	26,444	4,838,055	(107,583)
Orange SA	369,842	6,708,406	(249,886)
Orpea	6,277	531,281	(9,164)
Peugeot SA	361,721	6,328,190	(139,857)
Publicis Groupe SA	28,684	1,827,019	184,334
Rexel SA	27,366	370,031	20,064
Safran SA	24,423	1,760,236	(55,512)
Sanofi	64,773	5,834,928	(627,450)
SCOR SE	155,894	5,935,294	(439,104)
SEB SA	19,717	2,101,518	(58,006)
Societe BIC SA	13,285	2,309,493	(313,352)
Societe Generale SA	230,662	10,220,527	(1,697,105)
Societe Television Francaise 1	25,814	298,717	35,240
Sodexo SA	31,244	3,184,597	178,012
Suez Environnement Co.	117,259	2,334,553	(187,972)
Teleperformance	48,560	4,238,573	26,615
Thales SA	71,786	5,801,925	471,078
Valeo SA	29,606	4,330,870	272,820
Veolia Environnement SA	415,108	10,140,173	(149,008)
Vinci SA	57,802	3,904,593	385,708

			(5,046,892)

Total of Long Equity Positions			(5,046,892)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
France
Accor SA	(88,472)	$(3,725,511)	$(16,989)
Air Liquide SA	(16,235)	(1,739,064)	(82,355)
Airbus Group SE	(48,017)	(3,550,165)	368,682
Alstom SA	(40,001)	(1,066,729)	45,878
Arkema SA	(12,221)	(907,567)	(8,000)
Bollore SA	(566,120)	(2,721,221)	526,563
Bureau Veritas SA	(133,103)	(2,689,334)	(269,999)
Carrefour SA	(64,030)	(1,982,997)	223,891
Casino Guichard Perrachon SA	(13,239)	(656,747)	(100,934)
Cie de Saint-Gobain	(50,148)	(2,262,460)	59,748
Edenred	(146,917)	(2,763,256)	(85,026)
Engie	(205,341)	(3,749,175)	567,701
Essilor International SA	(29,991)	(3,777,488)	82,123
Faurecia	(8,299)	(335,024)	20,832
Hermes International	(17,587)	(6,266,443)	82,470
Iliad SA	(15,338)	(3,786,361)	(154,361)
Ingenico Group	(11,567)	(1,400,695)	74,750
JCDecaux SA	(10,705)	(436,421)	(32,106)
Kering	(15,849)	(2,656,037)	(173,689)
Legrand SA	(5,907)	(351,754)	21,588
LVMH Moet Hennessy Louis Vuitton SE	(19,387)	(3,211,223)	(101,560)
Natixis SA	(842,506)	(4,484,581)	342,668
Numericable-SFR SAS	(33,710)	(1,405,179)	(10,556)
Pernod Ricard SA	(35,451)	(4,131,899)	184,335
Plastic Omnium SA	(67,716)	(2,206,962)	(118,713)
Remy Cointreau SA	(61,393)	(4,512,190)	(143,696)
Renault SA	(15,417)	(1,599,452)	67,348
Schneider Electric SE	(57,325)	(3,488,223)	(124,426)
Technip SA	(107,468)	(5,640,512)	(315,280)
TOTAL SA	(154,818)	(7,376,770)	332,343
Vallourec SA	(342,335)	(3,048,862)	821,843
Vivendi SA	(318,378)	(6,828,986)	156,754
Zodiac Aerospace	(206,133)	(4,522,080)	405,425

			2,647,252

Luxembourg
SES SA	(57,583)	(1,609,766)	(74,816)

Total of Short Equity Positions			2,572,436

Total of Long and Short Equity Positions			(2,474,456)

Net Cash and Other Receivables/ (Payables) (b)			(611,869)

Swaps, at Value			$(3,086,325)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Bank of America
Investment Companies	$12,490,000	$—	$12,490,000

Barclays Capital
Cash	—	125,233,137	125,233,137

CitiBank
Investment Companies	19,170,625	—	19,170,625

Goldman Sachs
Cash	—	7,391,388	7,391,388
Investment Companies	404,130,000	—	404,130,000
U.S. Treasury Bills	—	60,227,060	60,227,060

J.P. Morgan
Cash	—	33,070,426	33,070,426
Investment Companies	57,660,000	—	57,660,000

Morgan Stanley and Co., International plc
Cash	—	10,812,376	10,812,376

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CitiBank
Cash	$1,380,000	$—	$1,380,000

Deutsche Bank
Cash	(800,186)	—	(800,186)

Goldman Sachs
Cash	—	1,266,522	1,266,522

J.P. Morgan
Cash	—	8,688,949	8,688,949

Macquarie Capital
Investment Companies	2,730,000	—	2,730,000

Morgan Stanley and Co., International plc
Cash	—	28,023,882	28,023,882

Societe Generale
Investment Companies	4,621,273	—	4,621,273

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

LONG INVESTMENTS - 108.1%	SHARES	VALUE (Note 5)
COMMON STOCKS - 15.2%

Belgium - 0.3%
Ageas (a)	6,821	$269,950
bpost SA (a)	7,864	218,241
Colruyt SA (a)	1,961	114,041
KBC Groep NV (a)	5,308	273,350
Proximus (a)	3,054	104,216

		979,798

Denmark - 0.5%
Danske Bank A/S (a)	2,992	84,436
DSV A/S (a)	3,828	159,223
FLSmidth & Co. A/S (a)	420	17,589
GN Store Nord A/S (a)	776	16,202
H Lundbeck A/S †	2,875	94,820
ISS A/S (a)	6,780	271,924
Jyske Bank A/S (a)	2,451	110,485
Novo Nordisk A/S, Class B (a)	4,581	248,077
TDC A/S	19,021	92,966
Vestas Wind Systems A/S (a)	2,992	210,815
William Demant Holding A/S †(a)	4,278	429,685

		1,736,222

Finland - 0.4%
Amer Sports OYJ (a)	3,224	93,591
Cargotec OYJ, Class B	4,352	140,377
Elisa OYJ (a)	5,568	216,212
Huhtamaki OYJ (a)	1,096	40,637
Kesko OYJ, Class B (a)	2,661	117,419
Metso OYJ (a)	2,968	70,733
Neste OYJ (a)	8,404	276,173
Orion OYJ, Class B (a)	2,265	74,766
Stora Enso OYJ, Class R (a)	14,465	129,239
UPM-Kymmene OYJ (a)	7,743	139,990

		1,299,137

Germany - 1.7%
adidas AG	577	67,371
Allianz SE (a)	1,949	316,527
Aurubis AG	4,248	211,085
Axel Springer SE	487	26,214
Brenntag AG	1,405	80,061
Deutsche Lufthansa AG †(a)	29,039	468,673
Duerr AG	366	28,708
Evonik Industries AG	5,394	161,320
Fraport AG Frankfurt Airport Services Worldwide	258	15,624
Freenet AG (a)	11,226	335,287
Fresenius Medical Care AG & Co. KGaA	1,735	153,072
Hannover Rueck SE (a)	4,250	493,945
HeidelbergCement AG	204	17,433
Hella KGaA Hueck & Co.	3,077	130,530
HOCHTIEF AG	1,826	222,983
K+S AG	8,298	193,542
KION Group AG †	3,378	196,524
Krones AG	689	82,868
MAN SE	144	15,573
MTU Aero Engines AG	381	36,468

	SHARES	VALUE (Note 5)

Germany - 1.7% (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	1,527	$309,896
OSRAM Licht AG	4,159	213,797
ProSiebenSat.1 Media SE	1,700	87,269
Rheinmetall AG	2,691	214,575
RHOEN-KLINIKUM AG	2,769	86,137
Salzgitter AG	3,573	100,963
Software AG	6,267	244,771
STADA Arzneimittel AG	4,881	193,271
Suedzucker AG (a)	25,869	455,205
Symrise AG	499	33,409
Talanx AG	6,992	238,279
United Internet AG	1,631	81,718
Zalando SE 144A †(b)	2,304	75,537

		5,588,635

Italy - 0.8%
A2A SpA	320,404	416,037
Assicurazioni Generali SpA (a)	1,041	15,410
Autogrill SpA †	2,903	24,132
Banca Generali SpA	1,355	39,793
Banca Mediolanum SpA	16,887	134,702
Banco Popolare SC †(a)	7,940	54,522
Buzzi Unicem SpA	9,884	170,387
Davide Campari-Milano SpA (a)	9,089	90,718
Enel SpA	3,679	16,310
Eni SpA (a)	4,259	64,322
FinecoBank Banca Fineco SpA	22,177	186,505
Finmeccanica SpA †(a)	3,224	40,824
Hera SpA	10,013	29,890
Intesa Sanpaolo SpA	16,470	45,540
Mediobanca SpA (a)	44,199	317,860
Poste Italiane SpA 144A †(b)	10,772	81,439
Prysmian SpA (a)	6,871	155,459
Recordati SpA	8,526	213,267
Snam SpA (a)	14,914	93,332
Terna Rete Elettrica Nazionale SpA (a)	34,054	194,170
UniCredit SpA	22,219	80,099
Unipol Gruppo Finanziario SpA	19,861	80,253
UnipolSai SpA	66,421	153,399

		2,698,370

Japan - 8.5%
ABC-Mart, Inc. (a)	1,500	96,000
Air Water, Inc. (a)	2,000	29,648
Aisin Seiki Co. Ltd. (a)	1,000	37,640
Ajinomoto Co., Inc. (a)	1,000	22,547
Alfresa Holdings Corp. (a)	14,800	284,041
Alps Electric Co. Ltd. (a)	1,200	20,939
Amada Holdings Co. Ltd. (a)	14,500	141,285
ANA Holdings, Inc. (a)	146,000	411,229
Aozora Bank Ltd. (a)	132,000	460,741
Asahi Group Holdings Ltd. (a)	1,800	56,024
Astellas Pharma, Inc. (a)	6,700	89,040
Bandai Namco Holdings, Inc. (a)	13,500	294,279
Bank of Yokohama Ltd. (The)	16,000	71,988
Bridgestone Corp. (a)	9,500	354,567
Brother Industries Ltd. (a)	4,900	56,279
Canon, Inc. (a)	2,700	80,522
Central Japan Railway Co. (a)	1,300	229,907

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 5)

Japan - 8.5% (continued)
Century Tokyo Leasing Corp. (a)	5,200	$192,585
Chiyoda Corp. (a)	9,000	65,990
Chubu Electric Power Co., Inc. (a)	16,300	227,472
Chugoku Bank Ltd. (The) (a)	7,000	72,850
Citizen Holdings Co. Ltd. (a)	7,500	42,497
Dai Nippon Printing Co. Ltd. (a)	2,000	17,748
Daicel Corp. (a)	4,400	59,978
Daihatsu Motor Co. Ltd. (a)	1,100	15,492
Daiichi Sankyo Co. Ltd. (a)	16,600	368,439
Dentsu, Inc. (a)	500	25,083
Don Quijote Holdings Co. Ltd. (a)	1,500	52,096
East Japan Railway Co. (a)	3,000	258,779
Electric Power Development Co. Ltd. (a)	900	28,076
Ezaki Glico Co. Ltd. (a)	4,200	215,136
FamilyMart Co. Ltd. (a)	6,800	353,161
Fuji Heavy Industries Ltd. (a)	10,600	374,320
FUJIFILM Holdings Corp. (a)	4,900	193,684
Gunma Bank Ltd. (The) (a)	12,000	49,564
Hakuhodo DY Holdings, Inc. (a)	9,600	108,689
Hankyu Hanshin Holdings, Inc. (a)	12,000	76,527
Haseko Corp. (a)	32,900	306,315
Hikari Tsushin, Inc. (a)	900	68,490
Hiroshima Bank Ltd. (The) (a)	30,000	109,462
Hisamitsu Pharmaceutical Co., Inc. (a)	2,200	98,319
Hitachi Capital Corp. (a)	1,200	26,099
Hitachi High-Technologies Corp. (a)	2,900	81,638
Hitachi Metals Ltd. (a)	3,900	40,218
Hokuhoku Financial Group, Inc.	198,000	260,169
Hoshizaki Electric Co. Ltd. (a)	400	33,364
Hoya Corp. (a)	2,000	76,021
Ibiden Co. Ltd. (a)	10,600	129,596
Idemitsu Kosan Co. Ltd. (a)	4,200	74,942
Iida Group Holdings Co. Ltd. (a)	6,800	132,436
Isetan Mitsukoshi Holdings Ltd. (a)	7,000	81,723
ITOCHU Corp. (a)	24,500	301,077
Itochu Techno-Solutions Corp. (a)	8,800	166,045
Izumi Co. Ltd. (a)	2,800	120,842
J Front Retailing Co. Ltd. (a)	13,300	176,481
Japan Airlines Co. Ltd. (a)	23,200	850,511
Japan Petroleum Exploration Co. Ltd. (a)	2,000	44,711
Japan Post Holdings Co. Ltd. (a)	8,000	107,011
JSR Corp. (a)	3,700	53,203
JTEKT Corp. (a)	9,600	124,573
JX Holdings, Inc. (a)	3,800	14,631
Kajima Corp. (a)	18,000	112,756
Kaken Pharmaceutical Co. Ltd. (a)	2,200	132,987
Kamigumi Co. Ltd. (a)	5,000	47,037
Kaneka Corp. (a)	36,000	308,262
Kao Corp. (a)	1,600	85,315
KDDI Corp. (a)	14,800	394,876
Keihan Electric Railway Co. Ltd. (a)	13,000	91,582
Kewpie Corp. (a)	12,300	278,401
Kobayashi Pharmaceutical Co. Ltd. (a)	300	26,313
Konami Holdings Corp. (a)	14,300	422,624
Konica Minolta, Inc. (a)	6,000	50,890
Kose Corp. (a)	2,000	194,435
Kuraray Co. Ltd. (a)	6,600	80,658
Kurita Water Industries Ltd. (a)	1,700	38,722
Lawson, Inc. (a)	900	75,340

	SHARES	VALUE (Note 5)

Japan - 8.5% (continued)
Marubeni Corp. (a)	11,300	$57,171
Maruichi Steel Tube Ltd. (a)	1,000	27,389
Medipal Holdings Corp. (a)	15,400	243,592
MEIJI Holdings Co. Ltd. (a)	2,000	160,718
Miraca Holdings, Inc. (a)	1,300	53,368
Mitsubishi Chemical Holdings Corp. (a)	36,400	190,048
Mitsubishi Corp. (a)	2,600	43,996
Mitsubishi Electric Corp. (a)	7,000	73,345
Mitsubishi Gas Chemical Co., Inc. (a)	57,000	306,121
Mitsubishi Motors Corp. (a)	17,600	131,383
Mitsubishi Tanabe Pharma Corp. (a)	19,600	340,563
Mitsubishi UFJ Financial Group, Inc. (a)	26,200	121,400
Mitsubishi UFJ Lease & Finance Co. Ltd. (a)	48,600	213,079
Mitsui & Co. Ltd. (a)	10,200	117,284
Mitsui Chemicals, Inc. (a)	49,000	163,103
Mixi, Inc.	2,800	103,845
Mizuho Financial Group, Inc.	78,900	117,583
MS&AD Insurance Group Holdings, Inc. (a)	13,000	362,326
Nagoya Railroad Co. Ltd. (a)	20,000	93,387
Nankai Electric Railway Co. Ltd. (a)	38,000	206,175
Nexon Co. Ltd. (a)	16,000	272,871
NH Foods Ltd. (a)	2,000	44,022
NHK Spring Co. Ltd. (a)	50,700	484,831
Nippon Express Co. Ltd. (a)	20,000	90,930
Nippon Shokubai Co. Ltd. (a)	4,800	244,506
Nippon Telegraph & Telephone Corp. (a)	9,200	397,417
Nippon Yusen KK	71,000	136,910
Nissan Motor Co. Ltd. (a)	7,900	73,037
Nisshin Seifun Group, Inc. (a)	9,800	155,635
Nissin Foods Holdings Co. Ltd. (a)	700	32,878
Nitori Holdings Co. Ltd. (a)	2,900	265,350
NOK Corp. (a)	5,300	90,420
Nomura Holdings, Inc. (a)	5,700	25,458
Nomura Research Institute Ltd. (a)	3,100	104,399
NTN Corp. (a)	5,000	15,943
NTT Data Corp. (a)	2,800	140,416
Obayashi Corp. (a)	28,000	275,986
Obic Co. Ltd. (a)	500	26,432
Oji Holdings Corp. (a)	4,000	16,066
Oracle Corp. Japan (a)	2,200	123,381
ORIX Corp. (a)	23,500	334,716
Osaka Gas Co. Ltd. (a)	41,000	157,380
Otsuka Corp. (a)	5,000	263,756
Otsuka Holdings Co. Ltd. (a)	10,800	392,274
Park24 Co. Ltd. (a)	7,000	195,850
Pola Orbis Holdings, Inc. (a)	6,300	521,845
Renesas Electronics Corp. †(a)	3,300	21,202
Resona Holdings, Inc. (a)	117,000	417,167
Rohm Co. Ltd. (a)	1,300	54,674
Sankyo Co. Ltd. (a)	4,300	160,118
Santen Pharmaceutical Co. Ltd. (a)	10,500	157,820
Secom Co. Ltd. (a)	700	51,942
Sekisui Chemical Co. Ltd. (a)	7,600	93,563
Sekisui House Ltd. (a)	5,000	84,358
Seven & i Holdings Co. Ltd. (a)	5,600	238,603
Shimadzu Corp. (a)	10,000	156,884
Shimamura Co. Ltd. (a)	3,400	424,427
Shimizu Corp. (a)	24,000	203,265
Shinsei Bank Ltd.	204,000	266,245

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 5)

Japan - 8.5% (continued)
Sohgo Security Services Co. Ltd. (a)	3,300	$178,674
Sojitz Corp. (a)	181,000	371,605
Sompo Japan Nipponkoa Holdings, Inc. (a)	2,600	73,688
Sugi Holdings Co. Ltd. (a)	2,700	142,450
Sumitomo Chemical Co. Ltd. (a)	47,000	212,741
Sumitomo Corp. (a)	10,000	99,230
Sumitomo Dainippon Pharma Co. Ltd. (a)	5,300	60,971
Sumitomo Electric Industries Ltd. (a)	5,700	69,118
Sumitomo Rubber Industries Ltd. (a)	22,400	346,108
Sundrug Co. Ltd. (a)	1,600	119,590
Suntory Beverage & Food Ltd. (a)	1,300	58,483
Suzuken Co. Ltd. (a)	7,570	256,935
Taisei Corp. (a)	21,000	138,677
Taisho Pharmaceutical Holdings Co. Ltd. (a)	1,100	87,181
Takashimaya Co. Ltd. (a)	20,000	167,176
Teijin Ltd. (a)	21,000	73,128
Toho Gas Co. Ltd. (a)	72,000	511,049
Tohoku Electric Power Co., Inc. (a)	7,100	91,501
Tokyo Broadcasting System Holdings, Inc. (a)	6,900	106,904
Tokyo Electric Power Co., Inc. †(a)	41,800	229,634
Tokyo Gas Co. Ltd. (a)	19,000	88,567
Tokyu Corp. (a)	23,000	192,634
Toppan Printing Co. Ltd. (a)	10,000	83,842
Tosoh Corp. (a)	57,000	239,376
Toyo Suisan Kaisha Ltd. (a)	4,400	157,944
Toyoda Gosei Co. Ltd. (a)	12,400	239,140
Toyota Boshoku Corp. (a)	4,800	78,213
Tsuruha Holdings, Inc. (a)	1,200	118,025
West Japan Railway Co. (a)	6,200	382,833
Yamada Denki Co. Ltd. (a)	37,500	177,262
Yamaguchi Financial Group, Inc. (a)	45,000	408,559
Yamazaki Baking Co. Ltd. (a)	13,000	273,630

		27,526,638

Netherlands - 0.6%
Aalberts Industries NV (a)	647	22,405
ASM International NV (a)	3,341	149,402
Boskalis Westminster (a)	2,335	91,516
Heineken NV (a)	2,251	203,665
Koninklijke Ahold NV (a)	16,679	374,632
NN Group NV (a)	12,981	423,761
Randstad Holding NV (a)	6,213	343,652
SBM Offshore NV †(a)	14,056	178,544
Wolters Kluwer NV (a)	5,171	206,103

		1,993,680

Norway - 0.2%
DNB ASA (a)	5,780	68,252
Gjensidige Forsikring ASA (a)	957	16,303
Marine Harvest ASA †(a)	7,487	115,268
Orkla ASA (a)	10,217	92,411
Telenor ASA (a)	1,627	26,307
Yara International ASA (a)	5,560	208,721

		527,262

	SHARES	VALUE (Note 5)

Portugal - 0.0% (c)
EDP - Energias de Portugal SA	22,108	$78,493
NOS SGPS SA	2,272	15,132

		93,625

Spain - 0.6%
Almirall SA	16,770	281,294
Banco de Sabadell SA	8,640	15,516
Ebro Foods SA	21,521	469,052
Enagas SA (a)	1,371	41,150
Endesa SA (a)	15,545	297,893
Ferrovial SA (a)	2,727	58,524
Gas Natural SDG SA (a)	3,104	62,666
Iberdrola SA (a)	25,260	168,155
Red Electrica Corp. SA (a)	471	40,801
Repsol SA (a)	18,375	206,607
Tecnicas Reunidas SA	4,793	134,454

		1,776,112

Sweden - 0.5%
BillerudKorsnas AB	2,929	47,814
Boliden AB (a)	4,298	68,560
Electrolux AB, Series B (a)	12,603	330,953
Husqvarna AB, Class B	8,619	62,939
ICA Gruppen AB	4,887	161,523
Modern Times Group MTG, Class B	1,696	50,745
Securitas AB, Class B (a)	16,862	278,839
SKF AB, Class B (a)	899	16,206
Svenska Cellulosa AB SCA, Class B (a)	9,861	307,572
Swedish Match AB (a)	1,421	48,169
Tele2 AB, Class B (a)	8,039	74,407
TeliaSonera AB (a)	31,245	161,899

		1,609,626

Switzerland - 1.0%
Adecco SA †(a)	1,020	66,352
Baloise Holding AG (a)	553	70,194
Barry Callebaut AG †(a)	69	74,810
Flughafen Zuerich AG (a)	109	97,511
Galenica AG (a)	259	388,677
Georg Fischer AG (a)	85	68,643
Givaudan SA (a)	21	41,156
Helvetia Holding AG (a)	108	61,714
Kuehne + Nagel International AG (a)	110	15,633
Lonza Group AG †(a)	1,414	239,024
Nestle SA (a)	3,903	291,245
Novartis AG (a)	3,470	251,061
Partners Group Holding AG (a)	177	71,110
Roche Holding AG (a)	315	77,345
Straumann Holding AG (a)	47	16,177
Swiss Life Holding AG †(a)	919	243,873
Swiss Re AG (a)	6,478	598,176
Swisscom AG (a)	326	176,940
UBS Group AG (a)	12,813	206,110

		3,055,751

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 5)

United Kingdom - 0.1%
Fiat Chrysler Automobiles NV †(a)	2,914	$23,515
Subsea 7 SA †	28,174	212,524
Unilever NV CVA (a)	3,965	178,262

		414,301

TOTAL COMMON STOCKS (cost $48,430,186)		49,299,157

PREFERRED STOCKS - 0.1%

Germany - 0.1%
FUCHS PETROLUB SE	355	15,818
Henkel AG & Co. KGaA (a)	2,836	311,982

TOTAL PREFERRED STOCKS (cost $321,036)		327,800

SHORT-TERM INVESTMENTS - 92.8%

Investment Companies - 63.4%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.200% (d)	281,968	281,968
Dreyfus Treasury Cash Management, Class I, 0.180% (d)	1,127,873	1,127,873
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.198% (d)(e)	181,047,599	181,047,599
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.170% ^(d)(e)	21,980,191	21,980,191
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.180% (d)	1,409,841	1,409,841

Total Investment Companies (cost $205,847,472)		205,847,472

	PRINCIPAL AMOUNT (000’s)

U.S. Treasury Obligations - 29.4%
U.S. Treasury Bill, 0.345%, 05/26/2016 (f)	$1,312	1,311,734
U.S. Treasury Bill, 0.583%, 6/16/2016 ^(f)	1,205	1,204,516
U.S. Treasury Bill, 0.499%, 07/07/2016 (f)	1,661	1,659,950
U.S. Treasury Bill, 0.516%, 06/23/2016 (f)	1,037	1,036,504
U.S. Treasury Bill, 0.327%, 05/19/2016 ^(f)	12,610	12,607,794
U.S. Treasury Bill, 0.409%, 08/18/2016 ^(f)	12,786	12,769,442
U.S. Treasury Bill, 0.370%, 07/21/2016 ^(f)	38,901	38,868,906
U.S. Treasury Bill, 0.343%, 05/12/2016 ^(f)	17,661	17,659,057

	PRINCIPAL AMOUNT (000’s)	VALUE (Note 5)

U.S. Treasury Obligations - 29.4% (continued)
U.S. Treasury Bill, 0.066%, 04/07/2016 ^(f)	$8,423	$8,422,832

Total U.S. Treasury Obligations (cost $95,513,509)		95,540,735

TOTAL SHORT-TERM INVESTMENTS (cost $301,360,981)		301,388,207

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (cost $350,112,203)		351,015,164

	SHARES

SECURITIES SOLD SHORT - (11.7)%

COMMON STOCKS - (11.6)%

Austria - (0.1)%
ams AG	(9,241)	(316,683)

Belgium - (0.3)%
Anheuser-Busch InBev SA/NV	(3,468)	(430,853)
Solvay SA	(354)	(35,393)
Telenet Group Holding NV †	(5,062)	(255,830)
UCB SA	(1,594)	(121,678)

		(843,754)

Denmark - (0.2)%
AP Moeller - Maersk A/S, Class B	(12)	(15,732)
Coloplast A/S, Class B	(2,296)	(173,745)
Novozymes A/S, Class B	(3,115)	(139,884)
Pandora A/S	(541)	(70,729)
Topdanmark A/S †	(633)	(16,083)
Tryg A/S	(7,458)	(144,437)

		(560,610)

Finland - (0.2)%
Kone OYJ, Class B	(734)	(35,328)
Nokia OYJ	(68,668)	(407,355)
Nokian Renkaat OYJ	(6,823)	(240,719)
Wartsila OYJ Abp	(347)	(15,685)

		(699,087)

Germany - (1.0)%
BASF SE	(1,078)	(81,061)
Bayer AG	(2,119)	(248,305)
Bayerische Motoren Werke AG	(3,131)	(287,444)
Beiersdorf AG	(1,078)	(97,100)
Bilfinger SE	(1,273)	(53,591)
Commerzbank AG †	(13,867)	(120,318)
Daimler AG	(2,456)	(187,964)
Deutsche Bank AG	(24,146)	(409,931)
Deutsche Post AG	(4,985)	(138,353)
Deutsche Telekom AG	(9,017)	(161,660)
E.ON SE	(43,249)	(413,545)
HUGO BOSS AG	(1,131)	(73,938)
Infineon Technologies AG	(15,680)	(222,316)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 5)

Germany - (1.0)% (continued)
LANXESS AG	(2,131)	$(102,132)
Linde AG	(218)	(31,675)
Merck KGaA	(280)	(23,291)
METRO AG	(1,505)	(46,555)
Rocket Internet SE 144A †(b)	(3,829)	(106,882)
RWE AG	(28,302)	(364,090)
Telefonica Deutschland Holding AG	(5,734)	(30,997)
ThyssenKrupp AG	(6,040)	(125,102)

		(3,326,250)

Italy - (0.2)%
Azimut Holding SpA	(11,130)	(255,958)
Banca Popolare dell’Emilia Romagna SC	(12,556)	(59,673)
Mediaset SpA	(51,531)	(212,432)
Moncler SpA	(3,741)	(63,109)
Unione di Banche Italiane SpA	(21,557)	(79,618)

		(670,790)

Japan - (6.8)%
Acom Co. Ltd. †	(15,400)	(77,540)
Advantest Corp.	(21,200)	(195,843)
Aeon Co. Ltd.	(15,600)	(225,358)
AEON Financial Service Co. Ltd.	(1,800)	(42,376)
Asahi Kasei Corp.	(2,000)	(13,507)
Asics Corp.	(19,700)	(351,313)
Bank of Kyoto Ltd. (The)	(11,000)	(71,715)
Benesse Holdings, Inc.	(11,300)	(325,351)
Calbee, Inc.	(10,800)	(428,509)
Chiba Bank Ltd. (The)	(11,000)	(54,787)
Chugai Pharmaceutical Co. Ltd.	(8,900)	(275,396)
Chugoku Electric Power Co., Inc. (The)	(17,800)	(240,150)
Credit Saison Co. Ltd.	(4,500)	(78,281)
Daido Steel Co. Ltd.	(23,000)	(79,613)
Dai-ichi Life Insurance Co. Ltd. (The)	(15,300)	(185,428)
Daikin Industries Ltd.	(1,100)	(82,153)
Daiwa Securities Group, Inc.	(22,000)	(135,221)
DeNA Co. Ltd.	(2,800)	(48,197)
Denso Corp.	(7,100)	(284,998)
Disco Corp.	(1,000)	(84,611)
Eisai Co. Ltd.	(3,000)	(180,365)
FANUC Corp.	(1,200)	(185,842)
Fast Retailing Co. Ltd.	(1,200)	(383,429)
Fukuoka Financial Group, Inc.	(35,000)	(114,012)
Hachijuni Bank Ltd. (The)	(32,000)	(137,859)
Hamamatsu Photonics KK	(8,600)	(237,008)
Hirose Electric Co. Ltd.	(200)	(22,042)
Hitachi Chemical Co. Ltd.	(1,000)	(17,970)
Hitachi Construction Machinery Co. Ltd.	(12,500)	(198,388)
Hitachi Ltd.	(45,000)	(210,908)
Honda Motor Co. Ltd.	(4,300)	(117,567)
IHI Corp.	(219,000)	(463,556)
Inpex Corp.	(37,500)	(283,983)
Isuzu Motors Ltd.	(1,600)	(16,504)
Iyo Bank Ltd. (The)	(45,500)	(297,475)
Japan Airport Terminal Co. Ltd.	(8,900)	(315,873)
Japan Display, Inc.	(79,900)	(155,992)
JFE Holdings, Inc.	(15,100)	(202,796)
JGC Corp.	(8,000)	(119,647)

	SHARES	VALUE (Note 5)

Japan - (6.8)% (continued)
Kakaku.com, Inc.	(10,500)	$(194,683)
Kansai Electric Power Co., Inc. (The) †	(7,400)	(65,474)
Kansai Paint Co. Ltd.	(19,100)	(306,581)
Kawasaki Heavy Industries Ltd.	(41,000)	(118,285)
Keikyu Corp.	(40,000)	(351,826)
Keio Corp.	(12,000)	(105,312)
Keisei Electric Railway Co. Ltd.	(12,000)	(168,824)
Keyence Corp.	(100)	(54,537)
Kikkoman Corp.	(14,000)	(459,571)
Kintetsu Group Holdings Co. Ltd.	(4,000)	(16,211)
Kirin Holdings Co. Ltd.	(3,900)	(54,634)
Kobe Steel Ltd.	(475,000)	(417,495)
Koito Manufacturing Co. Ltd.	(2,700)	(122,258)
Komatsu Ltd.	(8,700)	(147,908)
Kubota Corp.	(8,000)	(109,198)
Kyocera Corp.	(1,500)	(66,047)
Kyowa Hakko Kirin Co. Ltd.	(4,000)	(63,828)
Kyushu Electric Power Co., Inc. †	(31,900)	(303,132)
Kyushu Financial Group, Inc.	(13,000)	(74,652)
LIXIL Group Corp.	(2,800)	(57,112)
M3, Inc.	(8,800)	(221,309)
Marui Group Co. Ltd.	(1,200)	(17,194)
Mazda Motor Corp.	(10,800)	(167,636)
Minebea Co. Ltd.	(17,000)	(132,540)
MISUMI Group, Inc.	(9,700)	(138,682)
Mitsubishi Heavy Industries Ltd.	(41,000)	(152,322)
Mitsubishi Logistics Corp.	(17,000)	(223,010)
Mitsubishi Materials Corp.	(25,000)	(70,534)
Mitsui OSK Lines Ltd.	(41,000)	(83,417)
Murata Manufacturing Co. Ltd.	(300)	(36,200)
Nabtesco Corp.	(6,300)	(141,311)
NGK Insulators Ltd.	(5,000)	(92,267)
NGK Spark Plug Co. Ltd.	(22,400)	(428,943)
Nidec Corp.	(2,500)	(171,056)
Nintendo Co. Ltd.	(800)	(113,719)
Nippon Electric Glass Co. Ltd.	(7,000)	(35,801)
Nippon Paint Holdings Co. Ltd.	(23,600)	(522,010)
Nippon Steel & Sumitomo Metal Corp.	(8,300)	(159,125)
Nissan Chemical Industries Ltd.	(4,100)	(105,423)
Nitto Denko Corp.	(1,200)	(66,868)
NSK Ltd.	(5,500)	(50,341)
Odakyu Electric Railway Co. Ltd.	(21,000)	(228,436)
Olympus Corp.	(6,100)	(236,828)
Omron Corp.	(8,200)	(243,889)
Ono Pharmaceutical Co. Ltd.	(7,000)	(296,119)
Oriental Land Co. Ltd.	(4,900)	(346,918)
Panasonic Corp.	(8,000)	(72,454)
Pigeon Corp.	(9,200)	(239,724)
Rakuten, Inc.	(46,500)	(448,863)
Recruit Holdings Co. Ltd.	(5,300)	(161,601)
Ricoh Co. Ltd.	(1,700)	(17,303)
Rinnai Corp.	(300)	(26,501)
Sega Sammy Holdings, Inc.	(17,500)	(190,666)
Seibu Holdings, Inc.	(8,200)	(173,396)
Seven Bank Ltd.	(45,100)	(192,490)
Shikoku Electric Power Co., Inc.	(9,600)	(128,651)
Shimano, Inc.	(800)	(125,461)
Shin-Etsu Chemical Co. Ltd.	(2,800)	(144,614)
Shionogi & Co. Ltd.	(900)	(42,301)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 5)

Japan - (6.8)% (continued)
Shizuoka Bank Ltd. (The)	(35,000)	$(252,356)
SMC Corp.	(100)	(23,173)
SoftBank Group Corp.	(2,500)	(119,575)
Sony Corp.	(6,900)	(177,407)
Sony Financial Holdings, Inc.	(5,600)	(71,605)
Stanley Electric Co. Ltd.	(10,200)	(230,532)
Sumco Corp.	(28,500)	(178,941)
Sumitomo Heavy Industries Ltd.	(26,000)	(107,318)
Sumitomo Metal Mining Co. Ltd.	(10,000)	(98,939)
Sumitomo Mitsui Financial Group, Inc.	(3,000)	(91,073)
Sumitomo Mitsui Trust Holdings, Inc.	(19,000)	(55,622)
Suruga Bank Ltd.	(3,000)	(52,646)
Suzuki Motor Corp.	(4,700)	(125,672)
Sysmex Corp.	(800)	(50,013)
T&D Holdings, Inc.	(25,900)	(241,933)
Taiheiyo Cement Corp.	(15,000)	(34,524)
Taiyo Nippon Sanso Corp.	(52,200)	(495,999)
Takeda Pharmaceutical Co. Ltd.	(4,200)	(191,480)
TDK Corp.	(1,300)	(72,132)
Terumo Corp.	(3,400)	(121,676)
THK Co. Ltd.	(1,000)	(18,408)
Tobu Railway Co. Ltd.	(20,000)	(99,706)
Tokio Marine Holdings, Inc.	(1,400)	(47,303)
Tokyo Electron Ltd.	(1,700)	(110,720)
Toray Industries, Inc.	(2,000)	(17,068)
Toshiba Corp. †	(132,000)	(256,660)
Toyo Seikan Group Holdings Ltd.	(4,300)	(80,464)
Toyota Industries Corp. (a)	(1,200)	(53,892)
Toyota Motor Corp.	(2,700)	(143,196)
Unicharm Corp.	(4,400)	(95,767)
USS Co. Ltd.	(5,200)	(82,977)
Yahoo Japan Corp.	(54,500)	(231,965)
Yakult Honsha Co. Ltd.	(7,900)	(349,513)
Yamaha Corp.	(600)	(18,049)
Yamaha Motor Co. Ltd.	(19,000)	(315,793)
Yamato Holdings Co. Ltd.	(11,900)	(237,251)
Yaskawa Electric Corp.	(24,800)	(286,009)
Yokogawa Electric Corp.	(10,100)	(104,323)
Yokohama Rubber Co. Ltd. (The)	(5,000)	(82,194)

		(22,068,928)

Luxembourg - (0.3)%
APERAM SA †	(2,591)	(98,714)
ArcelorMittal	(42,287)	(190,773)
Millicom International Cellular SA SDR	(3,864)	(210,780)
Tenaris SA	(25,630)	(318,011)

		(818,278)

Netherlands - (0.5)%
Aegon NV	(20,108)	(110,509)
Altice NV, Class A †	(18,590)	(330,218)
ASML Holding NV	(6,666)	(670,829)
Fugro NV CVA †	(5,670)	(108,742)
Gemalto NV	(615)	(45,394)
Koninklijke DSM NV	(1,164)	(63,998)
Koninklijke KPN NV	(56,673)	(237,322)
Koninklijke Vopak NV	(4,260)	(211,870)

		(1,778,882)

	SHARES	VALUE (Note 5)

Norway - (0.2)%
Norsk Hydro ASA	(37,775)	$(155,199)
Schibsted ASA, Class A	(10,277)	(299,830)
Statoil ASA	(12,571)	(196,339)

		(651,368)

Portugal - 0.0% (c)
Banco Comercial Portugues SA †	(2,047,514)	(83,055)
Galp Energia SGPS SA	(2,434)	(30,563)

		(113,618)

Spain - (0.7)%
Abertis Infraestructuras SA	(18,174)	(298,407)
Aena SA 144A †(b)	(1,018)	(131,260)
Amadeus IT Holding SA, Class A	(2,855)	(122,091)
Atresmedia Corp. de Medios de Comunicacion SA	(6,437)	(70,380)
Banco Bilbao Vizcaya Argentaria SA	(24,794)	(163,721)
Banco Popular Espanol SA	(47,843)	(124,167)
Banco Santander SA	(29,457)	(129,372)
Bankia SA	(119,061)	(112,083)
CaixaBank SA	(19,584)	(57,725)
Cellnex Telecom SAU 144A (b)	(19,648)	(313,250)
Distribuidora Internacional de Alimentacion SA	(2,915)	(15,104)
Mapfre SA	(37,909)	(81,587)
Obrascon Huarte Lain SA	(24,639)	(156,902)
Telefonica SA	(37,391)	(417,905)
Zardoya Otis SA	(4,528)	(52,557)

		(2,246,511)

Sweden - (0.2)%
Alfa Laval AB	(2,008)	(32,797)
Atlas Copco AB, Class A	(3,671)	(92,132)
Hennes & Mauritz AB, Class B	(3,390)	(112,833)
Hexagon AB, Class B	(1,338)	(52,002)
Sandvik AB	(3,186)	(32,905)
Svenska Handelsbanken AB, Class A	(8,278)	(105,016)
Telefonaktiebolaget LM Ericsson, Class B	(33,159)	(332,011)
Trelleborg AB, Class B	(1,569)	(30,982)
Volvo AB, Class B	(2,386)	(26,133)

		(816,811)

Switzerland - (0.7)%
Aryzta AG †	(4,664)	(192,741)
Cie Financiere Richemont SA	(4,378)	(289,169)
Credit Suisse Group AG †	(41,499)	(586,047)
Dufry AG †	(1,693)	(207,924)
Julius Baer Group Ltd. †	(1,727)	(74,014)
LafargeHolcim Ltd. †	(6,274)	(294,625)
OC Oerlikon Corp. AG †	(5,303)	(54,693)
SGS SA	(55)	(116,137)
STMicroelectronics NV	(24,916)	(138,500)
Sunrise Communications Group AG 144A †(b)	(2,482)	(170,371)
Zurich Insurance Group AG †	(329)	(76,299)

		(2,200,520)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 5)

United Kingdom - (0.2)%
CNH Industrial NV	(14,741)	$(100,080)
Dialog Semiconductor plc †	(1,452)	(57,308)
RELX NV	(23,569)	(410,915)

		(568,303)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $39,666,354)		(37,680,393)

PREFERRED STOCKS - (0.1)%

Germany - (0.1)%
Volkswagen AG	(2,052)	(260,455)

(proceeds $242,382)
TOTAL SECURITIES SOLD SHORT, AT VALUE (proceeds $39,908,736)		(37,940,848)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 96.4% (cost $310,203,467)		313,074,316

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.6% (g)		11,562,949

NET ASSETS - 100.0%		$324,637,265

†	Non-income producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At March 31, 2016, the value of these securities was $40,968,406.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Represents less than 0.05% of net assets.
(d)	Represents annualized seven-day yield as of the close of the reporting period.
(e)	All or a portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(f)	The rate shown is the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange , futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certification

SDR - Special Drawing Rights

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(1,599,765)	(0.5%)
Consumer Staples	4,101,037	1.3
Energy	57,402	0.0 (c)
Financials	3,688,102	1.1
Health Care	3,158,091	1.0
Industrials	3,416,381	1.1
Information Technology	(2,183,777)	(0.7)
Materials	(527,565)	(0.2)
Telecommunication Services	318,667	0.1
Utilities	1,257,536	0.4
Investment Companies	205,847,472	63.4
U.S. Treasury Obligations	95,540,735	29.4

Total Investments In Securities, At Value	313,074,316	96.4
Other Assets in Excess of Liabilities (g)	11,562,949	3.6

Net Assets	$324,637,265	100.0%

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total return swap contracts outstanding as of March 31, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	BIST 30 April Futures	04/2016	TRY	221,220	$8,198
Bank of America	Bovespa Index April Futures	04/2016	BRL	(4,403,920)	(160,443)
CitiBank	Corn May Futures^	04/2016	USD	368,007	(16,507)
Societe Generale	Corn May Futures^	04/2016	USD	2,901,176	(106,751)
Macquarie Capital	Corn May Futures^	04/2016	USD	2,774,959	(121,134)
Bank of America	Hang Seng Index April Futures	04/2016	HKD	10,200,128	26,235
Bank of America	H-SHARES Index April Futures	04/2016	HKD	(8,746,916)	(32,905)
Morgan Stanley and Co., International plc	KOSPI Index 200 June Futures	06/2016	KRW	3,485,303,550	73,550
Bank of America	MSCI Taiwan Stock Index April Futures	04/2016	USD	1,986,299	10,101
CitiBank	Soybean May Futures^	04/2016	USD	2,103,638	82,162
Societe Generale	Soybean May Futures^	04/2016	USD	2,436,894	113,206
Macquarie Capital	Soybean May Futures^	04/2016	USD	1,144,646	39,329
Bank of America	Swiss Market Index June Futures	06/2016	CHF	1,698,444	(11,079)
Bank of America	Taiwan Stock Exchange April Futures	04/2016	TWD	15,741,512	(1,535)
Bank of America	Tel Aviv 25 Index April Futures	04/2016	ILS	3,710,032	(22,159)
Goldman Sachs	WIG20 Index June Futures	06/2016	PLN	684,457	8,477

					$(111,255)

Open futures contracts outstanding at March 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
23	Barclays Capital	KOSPI Index 200 Futures	06/2016	$2,420,720	$2,477,789	$57,069
6	J.P. Morgan	KOSPI Index 200 Futures	06/2016	629,779	646,379	16,600
172	Morgan Stanley and Co., International PLC	Corn Futures^	05/2016	3,170,887	3,022,900	(147,987)
1	J.P. Morgan	LME Copper Futures^	04/2016	110,207	121,983	11,776
1	J.P. Morgan	LME Copper Futures^	04/2016	108,752	121,812	13,060
2	J.P. Morgan	LME Copper Futures^	04/2016	219,051	243,475	24,424
1	J.P. Morgan	LME Copper Futures^	04/2016	110,968	121,650	10,682
1	J.P. Morgan	LME Copper Futures^	04/2016	112,209	121,606	9,397
3	J.P. Morgan	LME Copper Futures^	05/2016	343,875	364,662	20,787
2	J.P. Morgan	LME Copper Futures^	05/2016	226,760	243,086	16,326
3	J.P. Morgan	LME Copper Futures^	05/2016	336,420	364,621	28,201
2	J.P. Morgan	LME Copper Futures^	05/2016	223,375	243,075	19,700
2	J.P. Morgan	LME Copper Futures^	05/2016	224,605	243,045	18,440
4	J.P. Morgan	LME Copper Futures^	05/2016	456,887	485,910	29,023
1	J.P. Morgan	LME Copper Futures^	05/2016	114,513	121,463	6,950
2	J.P. Morgan	LME Copper Futures^	05/2016	229,483	242,880	13,397
1	J.P. Morgan	LME Copper Futures^	05/2016	117,185	121,395	4,210
4	J.P. Morgan	LME Copper Futures^	05/2016	460,404	485,490	25,086
2	J.P. Morgan	LME Copper Futures^	05/2016	231,896	242,700	10,804
2	J.P. Morgan	LME Copper Futures^	05/2016	235,027	242,700	7,673
3	J.P. Morgan	LME Copper Futures^	05/2016	352,539	364,050	11,511

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	J.P. Morgan	LME Copper Futures^	06/2016	$117,502	$121,350	$3,848
4	J.P. Morgan	LME Copper Futures^	06/2016	499,510	485,400	(14,110)
58	J.P. Morgan	LME Copper Futures^	06/2016	6,867,915	7,033,950	166,035
1	J.P. Morgan	LME Copper Futures^	06/2016	123,577	121,237	(2,340)
2	J.P. Morgan	LME Copper Futures^	06/2016	253,505	242,463	(11,042)
85	Morgan Stanley and Co., International PLC	Silver Futures^	05/2016	6,510,494	6,572,200	61,706
49	Morgan Stanley and Co., International PLC	Soybean Futures^	05/2016	2,152,095	2,231,338	79,243
1	Morgan Stanley and Co., International PLC	WTI Crude Futures^	04/2016	38,594	38,341	(253)
235	J.P. Morgan	BIST 30 Futures	04/2016	773,011	850,455	77,444
35	Barclays Capital	CAC40 Index Futures	04/2016	1,758,718	1,745,795	(12,923)
50	Barclays Capital	FTSE 100 Index Futures	06/2016	4,364,808	4,389,898	25,090
11	J.P. Morgan	FTSE Bursa Malaysia KLCI Index Futures	04/2016	240,774	241,414	640
50	Barclays Capital	FTSE/JSE Top 40 Index Futures	06/2016	1,594,553	1,584,726	(9,827)
15	Barclays Capital	Hang Seng Index Futures	04/2016	1,973,349	2,011,673	38,324
15	Barclays Capital	IBEX 35 Index Futures	04/2016	1,525,675	1,483,236	(42,439)
20	J.P. Morgan	Mexican Stock Exchange Price and Quotation Index Futures	06/2016	516,545	531,604	15,059
11	J.P. Morgan	MSCI Singapore Index Futures	04/2016	259,234	260,259	1,025
20	Barclays Capital	MSCI Taiwan Stock Index Futures	04/2016	638,269	644,000	5,731
91	J.P. Morgan	S&P 500 E-Mini Futures	06/2016	9,137,531	9,334,326	196,795
30	J.P. Morgan	S&P/Toronto Stock Exchange 60 Index Futures	06/2016	3,645,882	3,635,803	(10,079)
209	J.P. Morgan	SET50 Index Futures	06/2016	1,053,493	1,067,695	14,202
76	J.P. Morgan	SPI 200 Index Futures	06/2016	7,503,357	7,378,350	(125,007)
83	Barclays Capital	TOPIX Index Futures	06/2016	9,879,255	9,937,581	58,326
36	Goldman Sachs	10-Year Japanese Government Bond Futures	06/2016	4,830,224	4,845,742	15,518
25	Goldman Sachs	10-Year Japanese Government Bond Futures	06/2016	33,554,751	33,608,779	54,028
99	J.P. Morgan	3-Month Euro Euribor Futures	09/2016	28,253,073	28,240,473	(12,600)
144	J.P. Morgan	3-Month Euro Euribor Futures	12/2016	41,103,380	41,085,244	(18,136)
120	J.P. Morgan	3-Month Euro Euribor Futures	03/2017	34,255,554	34,237,703	(17,851)
200	J.P. Morgan	90-Day EURODollar Futures	09/2016	49,599,115	49,620,000	20,885
149	J.P. Morgan	90-Day EURODollar Futures	12/2016	36,841,173	36,942,688	101,515

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
135	J.P. Morgan	90-Day EURODollar Futures	03/2017	$33,414,208	$33,456,375	$42,167
225	J.P. Morgan	Australia 3-Year Bond Futures	06/2016	19,284,162	19,310,734	26,572
18	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	09/2016	3,435,834	3,434,726	(1,108)
1,162	Goldman Sachs	Euro - SCHATZ Futures	06/2016	147,991,514	147,806,572	(184,942)
54	Goldman Sachs	Euro-Bobl Futures	06/2016	8,074,054	8,055,650	(18,404)
355	Goldman Sachs	Long Gilt Futures	06/2016	61,802,018	61,806,288	4,270
125	Morgan Stanley and Co., International plc	U.S. Treasury 10-Year Note Futures	06/2016	16,125,637	16,298,828	173,191
960	Morgan Stanley and Co., International plc	U.S. Treasury 2-Year Note Futures	06/2016	209,913,056	210,000,000	86,944
33	Morgan Stanley and Co., International plc	U.S. Treasury 5-Year Note Futures	06/2016	3,992,374	3,998,414	6,040

				804,333,315	805,333,981	1,000,666

Short Contracts:
22	Goldman Sachs	Brent Crude Futures^	04/2016	(896,335)	(887,260)	9,075
1	Morgan Stanley and Co., International PLC	Gold 100 OZ Futures^	06/2016	(122,298)	(123,559)	(1,261)
1	J.P. Morgan	LME Copper Futures^	04/2016	(110,248)	(121,983)	(11,735)
1	J.P. Morgan	LME Copper Futures^	04/2016	(109,288)	(121,813)	(12,525)
2	J.P. Morgan	LME Copper Futures^	04/2016	(217,745)	(243,475)	(25,730)
1	J.P. Morgan	LME Copper Futures^	04/2016	(111,572)	(121,650)	(10,078)
1	J.P. Morgan	LME Copper Futures^	04/2016	(110,998)	(121,607)	(10,609)
3	J.P. Morgan	LME Copper Futures^	05/2016	(344,492)	(364,663)	(20,171)
2	J.P. Morgan	LME Copper Futures^	05/2016	(228,495)	(243,086)	(14,591)
3	J.P. Morgan	LME Copper Futures^	05/2016	(335,093)	(364,621)	(29,528)
2	J.P. Morgan	LME Copper Futures^	05/2016	(223,494)	(243,075)	(19,581)
2	J.P. Morgan	LME Copper Futures^	05/2016	(224,495)	(243,045)	(18,550)
4	J.P. Morgan	LME Copper Futures^	05/2016	(456,990)	(485,910)	(28,920)
1	J.P. Morgan	LME Copper Futures^	05/2016	(114,373)	(121,463)	(7,090)
2	J.P. Morgan	LME Copper Futures^	05/2016	(229,445)	(242,880)	(13,435)
1	J.P. Morgan	LME Copper Futures^	05/2016	(116,923)	(121,395)	(4,472)
4	J.P. Morgan	LME Copper Futures^	05/2016	(460,790)	(485,490)	(24,700)
2	J.P. Morgan	LME Copper Futures^	05/2016	(232,695)	(242,700)	(10,005)
2	J.P. Morgan	LME Copper Futures^	05/2016	(233,795)	(242,700)	(8,905)
3	J.P. Morgan	LME Copper Futures^	05/2016	(351,013)	(364,050)	(13,037)
1	J.P. Morgan	LME Copper Futures^	06/2016	(117,579)	(121,350)	(3,771)
4	J.P. Morgan	LME Copper Futures^	06/2016	(498,868)	(485,400)	13,468
11	J.P. Morgan	LME Copper Futures^	06/2016	(1,346,689)	(1,334,025)	12,664
1	J.P. Morgan	LME Copper Futures^	06/2016	(123,649)	(121,238)	2,411
2	J.P. Morgan	LME Copper Futures^	06/2016	(253,204)	(242,463)	10,741
156	Morgan Stanley and Co., International PLC	Natural Gas Futures^	04/2016	(2,820,125)	(3,056,040)	(235,915)
39	Barclays Capital	Amsterdam Index Futures	04/2016	(3,914,742)	(3,902,610)	12,132
16	Barclays Capital	DAX Index Futures	06/2016	(4,542,042)	(4,551,600)	(9,558)
594	Barclays Capital	Euro Stoxx 50 Index Futures	06/2016	(20,156,754)	(19,810,997)	345,757

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
6	Barclays Capital	FTSE/MIB Index Futures	06/2016	$(624,290)	$(604,089)	$20,201
72	Barclays Capital	H-SHARES Index Futures	04/2016	(4,041,442)	(4,177,612)	(136,170)
351	Barclays Capital	OMXS30 Index Futures	04/2016	(5,915,398)	(5,813,069)	102,329
85	J.P. Morgan	SGX S&P CNX Nifty Index Futures	04/2016	(1,305,422)	(1,323,875)	(18,453)
520	J.P. Morgan	90-Day Sterling Futures	09/2016	(92,716,503)	(92,786,785)	(70,282)
270	J.P. Morgan	90-Day Sterling Futures	12/2016	(48,149,828)	(48,168,054)	(18,226)
179	J.P. Morgan	90-Day Sterling Futures	03/2017	(31,927,460)	(31,927,212)	248
485	J.P. Morgan	Australia 10-Year Bond Futures	06/2016	(48,187,782)	(48,685,617)	(497,835)
389	Goldman Sachs	Canadian 10-Year Bond Futures	06/2016	(42,252,631)	(42,256,108)	(3,477)
93	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	12/2016	(17,758,896)	(17,747,873)	11,023
126	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	03/2017	(24,056,649)	(24,045,506)	11,143
429	Goldman Sachs	Euro-Bund Futures	06/2016	(79,508,500)	(79,726,142)	(217,642)
20	Goldman Sachs	Euro-Buxl 30-Year Bond Futures	06/2016	(3,825,507)	(3,835,633)	(10,126)
56	Morgan Stanley and Co., International plc	U.S. Treasury Long Bond Futures	06/2016	(9,226,544)	(9,208,500)	18,044

				(448,501,081)	(449,438,223)	(937,142)

				$355,832,234	$355,895,758	$63,524

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Forward foreign currency exchange contracts outstanding as of March 31, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/15/16	CitiBank	AUD	10,366,000	$7,562,873	$7,919,023	$356,150
Brazilian Real, Expiring 06/15/16*	CitiBank	BRL	6,540,000	1,645,985	1,782,558	136,573
Canadian Dollar, Expiring 06/15/16	CitiBank	CAD	20,917,000	15,521,831	16,106,466	584,635
Swiss Franc, Expiring 06/15/16	CitiBank	CHF	3,040,000	3,138,205	3,172,013	33,808
Danish Krone, Expiring 06/15/16	CitiBank	DKK	114,000	17,374	17,449	75
Euro, Expiring 06/15/16	CitiBank	EUR	14,941,000	16,365,846	17,040,106	674,260
British Pound, Expiring 06/15/16	CitiBank	GBP	934,000	1,325,081	1,341,774	16,693
Hong Kong Dollar, Expiring 06/15/16	CitiBank	HKD	466,000	59,999	60,098	99
Hungarian Forint, Expiring 06/15/16	CitiBank	HUF	324,000,000	1,144,188	1,173,209	29,021
Israeli Shekel, Expiring 06/15/16	CitiBank	ILS	400,000	103,848	106,674	2,826
Indian Rupee, Expiring 06/15/16*	CitiBank	INR	237,300,000	3,424,839	3,535,612	110,773
Japanese Yen, Expiring 06/15/16	CitiBank	JPY	2,776,639,000	24,576,673	24,724,171	147,498
Korean Won, Expiring 06/15/16*	CitiBank	KRW	1,750,000,000	1,498,800	1,527,318	28,518
Mexican Peso, Expiring 06/15/16	CitiBank	MXN	26,000,000	1,456,443	1,494,907	38,464
Norwegian Krone, Expiring 06/15/16	CitiBank	NOK	1,477,000	175,980	178,429	2,449
Poland Zloty, Expiring 06/15/16	CitiBank	PLN	15,680,000	3,982,447	4,198,531	216,084
Swedish Krona, Expiring 06/15/16	CitiBank	SEK	9,586,000	1,131,176	1,183,979	52,803
Singapore Dollar, Expiring 06/15/16	CitiBank	SGD	2,340,000	1,699,205	1,735,332	36,127
Turkish Lira, Expiring 06/15/16	CitiBank	TRY	29,580,000	9,801,779	10,291,834	490,055
New Taiwan Dollar, Expiring 06/15/16*	CitiBank	TWD	10,000,000	309,886	310,957	1,071
South African Rand, Expiring 06/15/16	CitiBank	ZAR	28,860,000	1,795,761	1,926,272	130,511

				$96,738,219	$99,826,712	$3,088,493

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/15/16	CitiBank	AUD	(2,355,000)	$(1,673,626)	$(1,799,083)	$(125,457)
Brazilian Real, Expiring 06/15/16*	CitiBank	BRL	(3,700,000)	(953,083)	(1,008,480)	(55,397)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 06/15/16	CitiBank	CAD	(4,028,000)	$(3,043,706)	$(3,101,632)	$(57,926)
Swiss Franc, Expiring 06/15/16	CitiBank	CHF	(30,435,000)	(30,654,658)	(31,756,664)	(1,102,006)
Danish Krone, Expiring 06/15/16	CitiBank	DKK	(7,515,000)	(1,100,411)	(1,150,274)	(49,863)
Euro, Expiring 06/15/16	CitiBank	EUR	(1,012,000)	(1,119,341)	(1,154,180)	(34,839)
British Pound, Expiring 06/15/16	CitiBank	GBP	(5,678,000)	(8,012,282)	(8,156,952)	(144,670)
Hong Kong Dollar, Expiring 06/15/16	CitiBank	HKD	(1,000)	(129)	(129)	—
Israeli Shekel, Expiring 06/15/16	CitiBank	ILS	(10,690,000)	(2,755,415)	(2,850,853)	(95,438)
Indian Rupee, Expiring 06/15/16*	CitiBank	INR	(27,000,000)	(400,896)	(402,282)	(1,386)
Japanese Yen, Expiring 06/15/16	CitiBank	JPY	(392,411,000)	(3,503,210)	(3,494,166)	9,044
Korean Won, Expiring 06/15/16*	CitiBank	KRW	(12,177,000,000)	(9,930,343)	(10,627,513)	(697,170)
Mexican Peso, Expiring 06/15/16	CitiBank	MXN	(135,390,000)	(7,511,934)	(7,784,446)	(272,512)
Norwegian Krone, Expiring 06/15/16	CitiBank	NOK	(94,024,000)	(10,939,425)	(11,358,542)	(419,117)
New Zealand Dollar, Expiring 06/15/16	CitiBank	NZD	(9,570,000)	(6,369,641)	(6,589,442)	(219,801)
Poland Zloty, Expiring 06/15/16	CitiBank	PLN	(2,300,000)	(603,401)	(615,856)	(12,455)
Swedish Krona, Expiring 06/15/16	CitiBank	SEK	(42,149,000)	(4,953,281)	(5,205,878)	(252,597)
Singapore Dollar, Expiring 06/15/16	CitiBank	SGD	(3,551,000)	(2,552,953)	(2,633,403)	(80,450)
Turkish Lira, Expiring 06/15/16	CitiBank	TRY	(3,600,000)	(1,230,807)	(1,252,556)	(21,749)
New Taiwan Dollar, Expiring 06/15/16*	CitiBank	TWD	(30,000,000)	(914,776)	(932,871)	(18,095)
South African Rand, Expiring 06/15/16	CitiBank	ZAR	(10,400,000)	(664,239)	(694,152)	(29,913)

				(98,887,557)	(102,569,354)	(3,681,797)

				$(2,149,338)	$(2,742,642)	$(593,304)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

*	Non-deliverable forward (See Note 4).

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total Return Basket Swaps* Outstanding at March 31, 2016

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	58 - 60 months maturity 12/22/2020	$(1,809,247)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Ireland
Accenture plc	2,392	$242,501	$33,536
Alkermes plc	1,348	80,246	(34,158)
XL Group plc	1,345	47,586	1,910

			1,288

Netherlands
Frank’s International NV	3,342	45,801	9,275

Singapore
Broadcom Ltd.	1,118	134,238	38,493
Flextronics International Ltd.	20,622	192,175	56,526

			95,019

Sweden
Autoliv, Inc.	283	29,766	3,764

Switzerland
ACE Ltd.	200	22,174	1,656
Allied World Assurance Co. Holdings AG	3,347	116,409	536
TE Connectivity Ltd.	1,300	71,994	8,502

			10,694

United Kingdom
Delphi Automotive plc	2,595	174,747	19,930
Noble Corp. plc	17,777	139,220	44,772
Willis Towers Watson plc	127	14,072	998

			65,700

United States
3M Co.	475	65,735	13,414
Aaron’s, Inc.	8,034	180,726	20,927
Abbott Laboratories	8,640	349,892	11,519
AbbVie, Inc.	1,972	108,440	4,200
Abercrombie & Fitch Co.	2,506	67,579	11,461
ACI Worldwide, Inc.	4,132	74,202	11,702
Activision Blizzard, Inc.	9,926	348,763	(12,867)
Acuity Brands, Inc.	200	41,302	2,326
Adobe Systems, Inc.	840	72,312	6,480
Aetna, Inc.	5,910	619,604	44,384
Aflac, Inc.	8,684	490,559	57,749
AGCO Corp.	10,479	467,468	53,338
Air Lease Corp.	6,016	149,983	43,251
Air Products & Chemicals, Inc.	221	26,429	5,406
Akamai Technologies, Inc.	1,206	54,810	12,208
Alaska Air Group, Inc.	4,550	305,077	68,113
Alleghany Corp.	54	25,013	1,782
Allstate Corp. (The)	2,544	148,671	22,718
Alphabet, Inc.	254	182,671	11,106
Amazon.com, Inc.	130	74,682	2,491
AMC Networks, Inc.	3,468	254,031	(28,819)
Amdocs Ltd.	10,522	556,945	78,794
AMERCO	713	251,341	3,421
Ameren Corp.	17,443	754,291	119,603

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
American Airlines Group, Inc.	7,091	$275,556	$15,246
American Eagle Outfitters, Inc.	27,593	399,082	60,893
American Electric Power Co., Inc.	18,456	1,100,447	125,031
American Financial Group, Inc.	3,563	240,139	10,589
American International Group, Inc.	2,115	118,778	(4,463)
Ameriprise Financial, Inc.	2,307	213,490	3,391
AmerisourceBergen Corp.	4,008	370,900	(24,008)
Amgen, Inc.	1,945	294,664	(3,050)
Amsurg Corp.	1,766	128,472	3,272
AmTrust Financial Services, Inc.	16,014	444,759	(30,317)
Analog Devices, Inc.	739	36,499	7,242
Antero Resources Corp.	14,341	344,010	12,650
Anthem, Inc.	5,923	810,563	12,675
A.O. Smith Corp.	6,451	415,503	76,773
Apple, Inc.	2,282	220,578	28,137
AptarGroup, Inc.	197	13,486	1,961
Arch Capital Group Ltd.	2,493	166,408	10,845
Archer-Daniels-Midland Co.	7,204	219,794	41,783
Armstrong World Industries, Inc.	1,247	47,763	12,554
Arrow Electronics, Inc.	3,646	181,232	53,606
Ashland, Inc.	480	46,195	6,586
Aspen Insurance Holdings Ltd.	5,897	267,740	13,547
Associated Banc-Corp.	856	14,203	1,153
Assurant, Inc.	3,812	299,318	(5,222)
Assured Guaranty Ltd.	14,490	342,833	23,764
AT&T, Inc.	6,396	237,584	12,947
Atmos Energy Corp.	1,558	103,048	12,649
Atwood Oceanics, Inc.	13,135	77,885	42,563
AutoNation, Inc.	3,982	177,854	8,026
AutoZone, Inc.	295	211,134	23,889
Avery Dennison Corp.	3,651	215,299	47,974
Avnet, Inc.	9,145	350,081	55,042
Axis Capital Holdings Ltd.	6,752	359,650	14,816
Bank of Hawaii Corp.	306	17,528	3,366
Bank of New York Mellon Corp. (The)	9,196	330,412	8,276

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Bank of the Ozarks, Inc.	558	$25,240	$(1,821)
Baxter International, Inc.	1,735	61,697	9,576
BB&T Corp.	1,617	53,232	566
Becton Dickinson and Co.	597	85,072	5,564
Bed Bath & Beyond, Inc.	791	34,187	5,078
Bemis Co., Inc.	7,053	311,672	53,532
Best Buy Co., Inc.	9,251	239,323	60,779
Big Lots, Inc.	4,036	146,338	36,452
Bio-Rad Laboratories, Inc.	2,239	281,709	24,407
Bluebird Bio, Inc.	1,102	61,837	(15,002)
Boeing Co. (The)	3,128	394,316	2,753
BOK Financial Corp.	4,504	212,249	33,759
Booz Allen Hamilton Holding Corp.	2,000	59,400	1,160
Boston Beer Co., Inc. (The)	189	32,471	2,508
Boston Scientific Corp.	6,332	111,253	7,852
Brinker International, Inc.	7,215	347,979	(16,450)
Bristol-Myers Squibb Co.	758	47,913	508
Broadridge Financial Solutions, Inc.	4,305	218,737	36,593
Brocade Communications Systems, Inc.	33,439	262,496	91,288
Brunswick Corp.	6,867	291,672	37,807
Bunge Ltd.	5,248	319,341	(21,937)
CA, Inc.	6,672	174,139	31,292
Cabot Corp.	2,157	87,035	17,212
Cadence Design Systems, Inc.	10,747	203,319	50,095
California Resources Corp.	17,262	22,534	(4,754)
Campbell Soup Co.	1,378	82,714	5,188
Capital One Financial Corp.	6,622	411,822	47,149
Cardinal Health, Inc.	3,793	310,644	192
Carlisle Cos., Inc.	3,124	245,234	65,604
Carnival Corp.	11,342	555,563	42,954
Carter’s, Inc.	2,087	192,011	27,917
Casey’s General Stores, Inc.	3,902	438,816	3,359
Catalent, Inc.	2,732	65,349	7,513
CDK Global, Inc.	720	30,226	3,290
CDW Corp.	4,292	160,314	17,804
Celanese Corp.	5,599	339,523	27,211
Centene Corp.	885	54,922	(432)
CenturyLink, Inc.	11,005	300,111	51,609
Charles River Laboratories International, Inc.	5,250	397,950	735
Cheesecake Factory, Inc. (The)	5,141	241,884	31,052

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Church & Dwight Co., Inc.	3,863	$308,419	$47,673
Cinemark Holdings, Inc.	7,196	217,110	40,723
Cintas Corp.	4,572	381,112	29,499
Cisco Systems, Inc.	20,348	485,300	94,008
Citigroup, Inc.	2,156	90,423	(410)
Citrix Systems, Inc.	3,071	203,780	37,540
Clorox Co. (The)	2,707	345,521	(4,277)
CME Group, Inc.	479	41,418	4,590
CMS Energy Corp.	4,205	155,643	22,817
Cognizant Technology Solutions Corp.	2,047	122,697	5,650
Comcast Corp.	4,635	251,449	31,657
Commerce Bancshares, Inc.	4,940	197,366	24,687
Commercial Metals Co.	35,194	461,680	135,563
Community Health Systems, Inc.	4,945	109,136	(17,604)
Computer Sciences Corp.	9,510	284,865	42,184
ConAgra Foods, Inc.	2,139	83,143	12,299
Concho Resources, Inc.	2,125	189,197	25,513
ConocoPhillips	4,882	177,705	18,893
Consolidated Edison, Inc.	16,249	1,132,866	112,132
Constellation Brands, Inc.	2,314	336,872	12,751
Convergys Corp.	20,473	475,152	93,383
Cooper Cos., Inc. (The)	108	13,855	2,773
Copart, Inc.	1,067	35,607	7,895
CoreLogic, Inc.	3,794	122,129	9,523
Costco Wholesale Corp.	508	76,439	3,612
Coty, Inc.	5,291	117,629	29,620
CR Bard, Inc.	1,729	308,955	41,461
Cracker Barrel Old Country Store, Inc.	2,033	252,844	57,534
Crane Co.	585	26,931	4,577
Credit Acceptance Corp.	1,058	189,287	2,793
Crown Holdings, Inc.	5,285	236,927	25,157
CST Brands, Inc.	6,066	224,416	7,851
CSX Corp.	6,368	144,745	19,231
Cullen/Frost Bankers, Inc.	318	14,575	2,950
Cummins, Inc.	3,276	273,612	86,552
CVR Energy, Inc.	3,349	98,842	(11,433)
CVS Health Corp.	1,465	139,263	12,702
Danaher Corp.	3,070	262,823	28,397
Darden Restaurants, Inc.	7,235	440,105	39,575
Dean Foods Co.	20,646	378,762	(21,173)
Deckers Outdoor Corp.	1,669	70,549	29,441
Delta Air Lines, Inc.	11,315	530,552	20,262

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Deluxe Corp.	5,395	$276,170	$60,963
DENTSPLY SIRONA, Inc.	5,666	324,038	25,158
DeVry Education Group, Inc.	1,155	25,900	(5,953)
Dick’s Sporting Goods, Inc.	5,117	175,820	63,400
Dillard’s, Inc.	908	57,313	19,785
Discover Financial Services	2,121	103,285	4,717
Dollar General Corp.	488	34,326	7,447
Dow Chemical Co. (The)	12,134	511,494	105,641
DR Horton, Inc.	15,630	421,167	51,328
Dr. Pepper Snapple Group, Inc.	5,858	531,321	(7,498)
Dril-Quip, Inc.	3,931	214,373	23,688
DST Systems, Inc.	2,761	295,785	15,573
DTE Energy Co.	6,193	509,250	52,207
Duke Energy Corp.	709	52,973	4,229
Dun & Bradstreet Corp. (The)	398	38,196	2,830
East West Bancorp, Inc.	1,891	65,383	(3,963)
Eastman Chemical Co.	2,097	131,609	19,857
eBay, Inc.	13,218	340,628	(25,246)
Edison International	9,054	544,326	106,566
Edwards Lifesciences Corp.	1,198	89,275	16,401
Electronic Arts, Inc.	3,914	263,686	(4,932)
Eli Lilly & Co.	3,707	308,534	(41,593)
Endurance Specialty Holdings Ltd.	1,821	109,825	9,160
EOG Resources, Inc.	1,391	84,823	16,136
EP Energy Corp.	69,526	232,999	81,258
EQT Corp.	1,812	105,426	16,449
Equifax, Inc.	4,980	517,223	51,941
Everest Re Group Ltd.	500	85,620	13,095
Exelon Corp.	11,837	338,889	85,585
Expedia, Inc.	906	94,608	3,076
Expeditors International of Washington, Inc.	6,706	297,465	29,855
Express Scripts Holding Co.	1,339	98,391	(6,415)
FactSet Research Systems, Inc.	1,335	194,509	7,783
Fair Isaac Corp.	1,074	91,623	22,318
FedEx Corp.	1,087	176,353	524
Fidelity National Information Services, Inc.	1,133	66,518	5,212
Fifth Third BanCorp.	7,358	119,817	2,988
First American Financial Corp.	6,650	220,714	32,718
First Solar, Inc.	7,206	449,151	44,244
Fiserv, Inc.	1,814	161,519	24,562
Flowers Foods, Inc.	11,440	231,130	(19,948)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
FMC Technologies, Inc.	2,644	$65,256	$7,084
FNF Group	9,667	307,604	20,107
Foot Locker, Inc.	6,452	405,766	10,388
FTI Consulting, Inc.	1,517	47,315	6,553
Fulton Financial Corp.	7,371	91,037	7,587
GameStop Corp.	13,567	347,395	83,086
Gannett Co., Inc.	5,520	85,859	(2,286)
GATX Corp.	1,944	78,345	13,995
General Dynamics Corp.	3,261	415,386	13,011
General Mills, Inc.	2,356	130,566	18,687
General Motors Co.	9,356	275,066	18,993
Genpact Ltd.	15,653	371,642	53,963
Gilead Sciences, Inc.	4,287	386,038	7,766
Global Payments, Inc.	4,549	260,729	36,321
Goodyear Tire & Rubber Co. (The)	15,931	441,319	84,086
Graham Holdings Co.	515	223,783	23,417
Graphic Packaging Holding Co.	7,839	93,990	6,742
Guess?, Inc.	9,111	163,936	7,078
H&R Block, Inc.	2,631	83,982	(14,471)
Hanover Insurance Group, Inc. (The)	5,149	404,008	60,535
Harris Corp.	1,924	164,375	(14,573)
Hartford Financial Services Group, Inc. (The)	6,872	268,764	47,898
Hasbro, Inc.	3,547	253,417	30,697
HCA Holdings, Inc.	3,196	202,850	46,598
Helmerich & Payne, Inc.	3,277	144,004	48,422
Herman Miller, Inc.	14,381	355,863	88,367
Hess Corp.	2,823	103,785	44,846
Hill-Rom Holdings, Inc.	2,466	118,220	5,820
HNI Corp.	360	11,128	2,974
HollyFrontier Corp.	10,001	337,066	16,169
Hologic, Inc.	1,807	65,472	(3,131)
Home Depot, Inc. (The)	839	101,224	10,724
Honeywell International, Inc.	1,181	127,800	4,531
Hormel Foods Corp.	14,008	538,680	67,026
HP, Inc.	18,313	178,735	46,881
HSN, Inc.	416	19,764	1,997
Huntington Bancshares, Inc.	10,077	95,530	605
Huntington Ingalls Industries, Inc.	5,051	616,784	74,900
IAC/InterActiveCorp.	1,124	58,639	(5,721)
IDACORP, Inc.	3,856	259,672	27,947
Illinois Tool Works, Inc.	400	32,676	8,300
Ingram Micro, Inc.	10,063	275,962	85,401
Ingredion, Inc.	6,259	559,945	108,453
Integrated Device Technology, Inc.	8,341	177,003	(6,513)
Intel Corp.	4,894	146,379	11,942

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Intercontinental Exchange, Inc.	1,648	$405,250	$(17,739)
InterDigital, Inc.	2,317	100,071	28,870
International Business Machines Corp.	1,177	150,785	27,471
International Flavors & Fragrances, Inc.	721	81,819	209
International Game Technology plc	11,875	168,971	47,747
Interpublic Group of Cos., Inc. (The)	9,452	207,644	9,280
Intrexon Corp.	3,542	87,629	32,409
IPG Photonics Corp.	154	12,492	2,304
ITT Corp.	12,686	392,021	75,966
j2 Global, Inc.	1,294	95,960	(16,276)
Jabil Circuit, Inc.	27,759	527,300	7,616
Jack Henry & Associates, Inc.	3,465	264,694	28,341
Jack in the Box, Inc.	234	16,778	(1,832)
JetBlue Airways Corp.	27,128	567,174	5,769
JM Smucker Co. (The)	1,108	137,573	6,290
John Wiley & Sons, Inc.	3,820	159,673	27,087
Johnson & Johnson	2,190	217,869	19,089
JPMorgan Chase & Co.	5,531	315,322	12,224
Juniper Networks, Inc.	10,002	255,791	(640)
KAR Auction Services, Inc.	414	13,889	1,901
KB Home	14,733	198,248	12,139
KeyCorp.	5,146	58,304	(1,492)
Kimberly-Clark Corp.	1,593	201,428	12,846
Kohl’s Corp.	1,066	49,441	245
Kroger Co. (The)	13,451	512,012	2,489
L Brands, Inc.	926	86,257	(4,945)
Lam Research Corp.	2,988	201,702	45,106
Lancaster Colony Corp.	1,353	152,236	(2,635)
Laredo Petroleum, Inc.	15,431	107,423	14,945
Las Vegas Sands Corp.	1,977	82,560	19,612
Lear Corp.	6,577	674,471	56,694
Leggett & Platt, Inc.	1,897	72,655	19,160
Leidos Holdings, Inc.	4,027	200,858	1,781
Lennar Corp.	1,499	62,697	9,795
Lennox International, Inc.	916	106,723	17,111
Level 3 Communications, Inc.	2,282	119,587	1,017
Liberty Interactive Corp. QVC Group	601	15,187	(12)
LifePoint Health, Inc.	2,819	190,690	4,526
Lockheed Martin Corp.	949	204,310	5,893
Lowe’s Cos., Inc.	1,757	122,178	10,915
LyondellBasell Industries NV	7,645	565,922	88,338
Mallinckrodt plc	3,171	204,308	(9,989)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Manhattan Associates, Inc.	2,895	$159,569	$5,070
ManpowerGroup, Inc.	5,577	413,376	40,703
Marathon Petroleum Corp.	9,164	377,020	(36,302)
MarketAxess Holdings, Inc.	613	75,776	745
Marriott International, Inc.	550	32,109	7,040
Masco Corp.	7,670	206,208	35,014
McCormick & Co., Inc.	351	28,529	6,388
McGraw Hill Financial, Inc.	619	51,581	9,687
McKesson Corp.	557	94,420	(6,831)
MDC Holdings, Inc.	2,388	50,772	9,071
Medivation, Inc.	2,402	81,508	28,936
MEDNAX, Inc.	1,225	82,112	(2,952)
Memorial Resource Development Corp.	19,899	199,011	3,561
Mentor Graphics Corp.	14,963	248,045	56,152
Merck & Co., Inc.	2,983	152,821	5,009
MetLife, Inc.	9,407	402,055	11,288
Micron Technology, Inc.	8,696	92,045	(997)
Microsoft Corp.	4,300	217,408	20,081
Minerals Technologies, Inc.	2,923	108,239	57,934
Mohawk Industries, Inc.	556	90,817	15,323
Molina Healthcare, Inc.	11,780	639,492	120,200
Mondelez International, Inc.	2,642	109,214	(3,217)
Monster Beverage Corp.	153	21,093	(686)
Morgan Stanley	6,150	161,010	(7,199)
Mosaic Co. (The)	9,658	239,808	20,958
MSC Industrial Direct Co., Inc.	854	57,826	7,343
MSCI, Inc.	3,553	236,690	26,516
MSG Networks, Inc.	13,558	240,489	(6,071)
Murphy USA, Inc.	4,645	263,815	21,620
Mylan NV	6,824	340,953	(24,661)
Nasdaq, Inc.	7,778	454,012	62,292
NeuStar, Inc.	10,184	221,589	28,937
Newfield Exploration Co.	5,464	140,506	41,172
NewMarket Corp.	62	22,418	2,150
NextEra Energy, Inc.	2,860	308,337	30,116
NIKE, Inc.	2,932	172,364	7,866
NiSource, Inc.	28,215	566,447	98,299
Northern Trust Corp.	1,672	106,891	2,073
Northrop Grumman Corp.	3,563	665,390	39,727
Norwegian Cruise Line Holdings Ltd.	1,674	78,986	13,569
Nu Skin Enterprises, Inc.	5,088	154,820	39,796

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Nuance Communications, Inc.	11,636	$209,214	$8,262
NVIDIA Corp.	6,938	193,233	53,968
NVR, Inc.	208	318,735	41,605
Oceaneering International, Inc.	4,193	142,122	(2,746)
Old Republic International Corp.	19,397	350,762	3,815
Omnicom Group, Inc.	2,192	152,524	29,916
ON Semiconductor Corp.	6,840	55,199	10,397
ONE Gas, Inc.	4,793	265,225	27,628
OneMain Holdings, Inc.	4,641	128,248	(945)
Oracle Corp.	2,300	79,465	14,628
Orbital ATK, Inc.	1,456	125,241	1,344
O’Reilly Automotive, Inc.	744	175,353	28,250
Oshkosh Corp.	3,745	127,315	25,743
Owens & Minor, Inc.	1,252	50,002	604
Owens Corning	13,656	590,792	54,864
PACCAR, Inc.	4,708	212,001	45,479
Packaging Corp. of America	1,421	72,870	12,958
Panera Bread Co.	126	23,848	1,961
PAREXEL International Corp.	1,106	71,425	(2,046)
Parker-Hannifin Corp.	728	63,969	16,897
Patterson-UTI Energy, Inc.	12,972	156,567	71,999
PBF Energy, Inc.	2,799	89,050	3,877
Penske Automotive Group, Inc.	2,920	94,613	16,055
People’s United Financial, Inc.	14,514	209,872	21,336
PepsiCo, Inc.	2,037	195,083	13,668
Pfizer, Inc.	12,026	369,078	(12,627)
PG&E Corp.	11,977	634,541	80,725
Phillips 66	2,837	223,187	22,469
Pilgrim’s Pride Corp.	8,097	174,652	31,012
Pinnacle Foods, Inc.	6,767	278,936	23,414
Pinnacle West Capital Corp.	7,923	517,036	77,744
Plantronics, Inc.	2,145	91,456	(7,393)
PNC Financial Services Group, Inc. (The)	7,588	647,484	(5,767)
PNM Resources, Inc.	9,812	296,749	34,111
Polycom, Inc.	13,401	138,327	11,094
Popular, Inc.	6,364	150,445	31,629
Post Holdings, Inc.	1,185	64,902	16,590
PPG Industries, Inc.	400	36,640	7,956
PPL Corp.	5,161	178,319	18,160
Procter & Gamble Co. (The)	2,221	178,904	3,906
Progressive Corp. (The)	3,121	93,006	16,666
Prudential Financial, Inc.	3,457	239,305	10,359

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Public Service Enterprise Group, Inc.	25,816	$1,028,251	$188,715
PVH Corp.	950	63,090	31,018
QEP Resources, Inc.	7,992	76,496	36,271
Quest Diagnostics, Inc.	1,381	90,767	7,905
Quintiles Transnational Holdings, Inc.	7,211	456,889	12,547
Rackspace Hosting, Inc.	6,306	115,526	20,621
Ralph Lauren Corp.	445	48,021	(5,185)
Raytheon Co.	3,767	454,722	7,225
Red Hat, Inc.	490	33,957	2,553
Regal Entertainment Group	1,885	33,647	6,202
Regeneron Pharmaceuticals, Inc.	192	85,660	(16,456)
Reinsurance Group of America, Inc.	3,858	311,341	59,992
Reliance Steel & Aluminum Co.	7,838	406,159	136,152
RenaissanceRe Holdings Ltd.	613	68,015	5,441
Republic Services, Inc.	13,430	597,065	42,875
Rockwell Automation, Inc.	1,080	98,561	24,289
Ross Stores, Inc.	1,600	84,128	8,512
Rowan Cos. plc	20,513	260,559	69,701
Royal Caribbean Cruises Ltd.	5,905	463,132	21,964
Ryder System, Inc.	6,146	293,717	104,421
Sabre Corp.	1,430	36,494	4,862
SCANA Corp.	8,713	535,761	75,456
Scotts Miracle-Gro Co. (The)	1,393	91,882	9,486
SEI Investments Co.	1,014	45,518	(1,866)
Sensient Technologies Corp.	2,581	143,529	20,261
Service Corp. International	4,774	113,573	4,249
ServiceMaster Global Holdings, Inc.	800	30,984	(840)
Skechers U.S.A., Inc.	16,277	445,594	50,041
Skyworks Solutions, Inc.	2,212	133,561	38,754
SM Energy Co.	3,326	42,038	20,291
Snap-on, Inc.	1,448	225,149	2,173
Sonoco Products Co.	4,466	170,294	46,620
Southern Co. (The)	10,863	520,541	41,402
Southwest Airlines Co.	4,274	169,250	22,225
Spectrum Brands Holdings, Inc.	1,651	159,257	21,165
Spirit AeroSystems Holdings, Inc.	16,922	742,854	24,728
Spirit Airlines, Inc.	1,350	55,983	8,790
SS&C Technologies Holdings, Inc.	1,513	95,697	257

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
St. Jude Medical, Inc.	590	$31,730	$720
Stanley Black & Decker, Inc.	2,763	267,502	23,193
Starbucks Corp.	611	35,774	703
State Street Corp.	2,004	111,302	5,972
STERIS plc	2,931	196,611	11,636
Stryker Corp.	1,917	175,521	30,154
SunTrust Banks, Inc.	9,768	362,588	(10,159)
SUPERVALU, Inc.	23,858	98,295	39,127
Synaptics, Inc.	1,557	101,766	22,390
Synchrony Financial	5,896	165,265	3,714
SYNNEX Corp.	1,487	137,625	57
Synopsys, Inc.	5,538	225,341	42,920
Sysco Corp.	400	15,984	2,708
Tableau Software, Inc.	2,333	102,633	4,382
Talen Energy Corp.	10,429	64,347	29,514
Target Corp.	6,807	471,317	88,763
Tech Data Corp.	8,521	530,976	123,182
Teekay Corp.	35,453	227,435	79,588
TEGNA, Inc.	12,865	298,486	3,327
Teledyne Technologies, Inc.	1,428	110,425	15,439
Teleflex, Inc.	2,836	380,390	64,890
Telephone & Data Systems, Inc.	3,725	83,687	28,399
Teradyne, Inc.	13,812	274,723	23,479
Tesoro Corp.	5,010	445,501	(14,591)
Texas Instruments, Inc.	274	13,356	2,377
Textron, Inc.	7,252	250,388	14,020
Thomson Reuters Corp.	3,084	109,204	15,636
Thor Industries, Inc.	3,076	154,086	42,070
Time Warner, Inc.	980	67,792	3,307
Time, Inc.	7,733	105,323	14,074
TJX Cos., Inc. (The)	425	28,960	4,339
TopBuild Corp.	4,602	117,387	19,486
Torchmark Corp.	5,189	274,342	6,694
Toro Co. (The)	1,001	67,127	19,079
Total System Services, Inc.	10,724	475,126	35,122
Transocean Ltd.	39,247	475,983	(117,266)
Travelers Cos., Inc. (The)	5,294	559,893	57,969
Trinity Industries, Inc.	20,737	405,088	(25,394)
Trustmark Corp.	5,713	118,496	13,075
Tupperware Brands Corp.	2,058	100,863	18,460
Tyler Technologies, Inc.	724	113,718	(20,604)
Tyson Foods, Inc.	14,677	741,462	236,907
UGI Corp.	8,104	278,825	47,685
Ulta Salon Cosmetics & Fragrance, Inc.	160	28,220	2,779
United Parcel Service, Inc.	4,772	482,658	20,644
United Therapeutics Corp.	4,232	542,562	(70,991)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
UnitedHealth Group, Inc.	4,610	$518,994	$75,235
Universal Health Services, Inc.	1,883	205,108	29,740
Unum Group	3,087	86,554	8,896
US Bancorp.	4,438	173,659	6,479
Valero Energy Corp.	9,804	652,358	(23,530)
Validus Holdings Ltd.	7,729	334,280	30,451
Valmont Industries, Inc.	572	56,599	14,237
Vantiv, Inc.	2,235	97,647	22,775
Varian Medical Systems, Inc.	394	29,920	1,608
Vectren Corp.	900	37,314	8,190
VeriSign, Inc.	2,972	221,711	41,430
Verizon Communications, Inc.	3,521	162,165	28,251
Visa, Inc.	643	45,904	3,273
Vishay Intertechnology, Inc.	12,758	138,119	17,656
VMware, Inc.	1,107	49,891	8,017
Voya Financial, Inc.	3,300	99,561	(1,320)
VWR Corp.	5,663	142,045	11,195
Wabtec Corp.	547	34,472	8,900
Wal-Mart Stores, Inc.	4,788	299,537	28,393
Walt Disney Co. (The)	2,094	198,609	9,346
Waste Connections, Inc.	1,715	93,896	16,876
Waste Management, Inc.	12,562	661,012	80,146
Waters Corp.	1,469	184,874	8,917
WellCare Health Plans, Inc.	2,739	215,475	38,567
Wells Fargo & Co.	6,055	291,912	908
Werner Enterprises, Inc.	15,920	349,121	83,266
West Pharmaceutical Services, Inc.	1,979	112,734	24,450
Western Digital Corp.	2,986	146,143	(5,084)
Western Refining, Inc.	6,309	205,792	(22,263)
Western Union Co. (The)	2,631	43,254	7,498
Westlake Chemical Corp.	3,898	169,287	11,190
WGL Holdings, Inc.	5,748	360,227	55,756
Whirlpool Corp.	2,355	299,580	125,121
White Mountains Insurance Group Ltd.	80	58,758	5,450
Woodward, Inc.	2,460	115,469	12,500
World Fuel Services Corp.	4,877	183,083	53,842
WR Berkley Corp.	400	19,676	2,804
Wyndham Worldwide Corp.	1,307	84,797	15,097
Xcel Energy, Inc.	23,465	872,760	108,546
Xilinx, Inc.	1,242	53,145	5,763

			10,637,048

Total of Long Equity Positions			10,822,788

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Canada
lululemon athletica, Inc.	(3,303)	$(190,466)	$(33,180)

Ireland
Allegion plc	(5,184)	(303,745)	(26,528)
Endo International plc	(7,649)	(413,669)	198,349
Jazz Pharmaceuticals plc	(1,315)	(158,694)	(12,979)
Medtronic plc	(2,837)	(211,583)	(1,192)
Perrigo Co. plc	(648)	(84,375)	1,476

			159,126

Netherlands
Chicago Bridge & Iron Co. NV	(3,411)	(123,219)	(1,590)
Core Laboratories NV	(1,278)	(117,982)	(25,678)
QIAGEN NV	(7,396)	(164,403)	(824)
Sensata Technologies Holding NV	(8,290)	(289,321)	(32,663)

			(60,755)

Norway
Golar LNG Ltd.	(23,441)	(311,782)	(109,452)

Switzerland
Garmin Ltd.	(2,524)	(85,443)	(15,416)
Weatherford International plc	(88,973)	(535,876)	(156,333)

			(171,749)

United Kingdom
Aon plc	(7,570)	(650,706)	(139,980)
Ensco plc	(25,410)	(236,502)	(27,000)
Liberty Global plc	(6,160)	(208,984)	(28,176)
LivaNova plc	(1,477)	(82,778)	3,050
Michael Kors Holdings Ltd.	(1,978)	(72,610)	(40,057)
Pentair plc	(5,994)	(266,623)	(58,611)

			(290,774)

United States
Acadia Healthcare Co., Inc.	(7,431)	(436,312)	26,790
Acxiom Corp.	(4,788)	(87,149)	(15,506)
Advance Auto Parts, Inc.	(326)	(49,686)	(2,585)
Advanced Micro Devices, Inc.	(117,506)	(252,162)	(82,731)
AECOM	(4,378)	(112,646)	(22,153)
AES Corp.	(29,626)	(264,047)	(85,539)
Agilent Technologies, Inc.	(5,311)	(197,569)	(14,074)
Agios Pharmaceuticals, Inc.	(7,470)	(328,692)	25,410
Akorn, Inc.	(19,009)	(495,027)	47,745
Albemarle Corp.	(2,303)	(111,511)	(35,720)
Alcoa, Inc.	(51,539)	(364,261)	(129,483)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Alere, Inc.	(2,125)	$(82,198)	$(25,349)
Alexion Pharmaceuticals, Inc.	(1,478)	(231,677)	25,909
Align Technology, Inc.	(5,320)	(317,976)	(68,734)
Allegheny Technologies, Inc.	(11,914)	(93,619)	(100,579)
Alliance Data Systems Corp.	(959)	(241,639)	30,659
Alliant Energy Corp.	(350)	(22,078)	(3,920)
Allison Transmission Holdings, Inc.	(5,123)	(118,195)	(20,023)
Allscripts Healthcare Solutions, Inc.	(5,668)	(80,769)	5,895
Ally Financial, Inc.	(901)	(14,124)	(2,743)
Alnylam Pharmaceuticals, Inc.	(6,884)	(457,485)	25,376
American Express Co.	(4,722)	(280,763)	(9,168)
AMETEK, Inc.	(1,266)	(59,307)	(3,967)
Amphenol Corp.	(4,602)	(209,508)	(56,580)
Anadarko Petroleum Corp.	(7,772)	(254,830)	(107,112)
Apache Corp.	(2,470)	(85,166)	(35,395)
Apollo Education Group, Inc.	(3,342)	(25,881)	(1,573)
Applied Materials, Inc.	(14,048)	(231,090)	(66,447)
Arista Networks, Inc.	(2,875)	(179,815)	(1,597)
ARRIS International plc	(2,546)	(66,298)	7,944
Arthur J Gallagher & Co.	(9,191)	(341,688)	(67,128)
Artisan Partners Asset Management, Inc.	(7,031)	(211,011)	(5,825)
Ascena Retail Group, Inc.	(17,394)	(149,734)	(42,644)
athenahealth, Inc.	(356)	(50,762)	1,356
Autodesk, Inc.	(6,718)	(321,942)	(69,784)
Automatic Data Processing, Inc.	(2,280)	(180,371)	(24,168)
Avis Budget Group, Inc.	(1,471)	(40,258)	12
Avon Products, Inc.	(47,941)	(114,100)	(116,497)
Axalta Coating Systems Ltd.	(3,708)	(107,691)	(583)
B/E Aerospace, Inc.	(19,075)	(727,559)	(152,180)
Ball Corp.	(5,102)	(353,773)	(9,949)
BancorpSouth, Inc.	(2,300)	(47,357)	(1,656)
Bank of America Corp.	(15,309)	(218,000)	11,022
BankUnited, Inc.	(1,788)	(58,539)	(3,040)
Belden, Inc.	(2,622)	(104,460)	(56,478)
Biogen, Inc.	(166)	(42,311)	(902)
BioMarin Pharmaceutical, Inc.	(4,550)	(380,179)	4,895
Bio-Techne Corp.	(3,594)	(296,669)	(43,036)
Black Hills Corp.	(6,542)	(313,189)	(80,181)
Black Knight Financial Services, Inc.	(14,265)	(417,227)	(25,416)
BlackRock, Inc.	(106)	(31,339)	(4,761)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
BorgWarner, Inc.	(12,848)	$(389,808)	$(103,555)
Brookdale Senior Living, Inc.	(25,449)	(383,510)	(20,620)
Brown & Brown, Inc.	(6,000)	(177,495)	(37,305)
Brown-Forman Corp.	(851)	(78,828)	(4,970)
Bruker Corp.	(3,863)	(86,608)	(21,556)
Buffalo Wild Wings, Inc.	(512)	(74,445)	(1,393)
BWX Technologies, Inc.	(4,203)	(119,575)	(21,477)
Cabela’s, Inc.	(8,332)	(348,444)	(57,241)
Cable One, Inc.	(124)	(52,183)	(2,021)
Cabot Oil & Gas Corp.	(11,351)	(186,497)	(71,284)
CalAtlantic Group, Inc.	(14,194)	(442,406)	(31,958)
Calpine Corp.	(24,654)	(344,629)	(29,372)
CarMax, Inc.	(5,512)	(241,570)	(40,094)
Carpenter Technology Corp.	(7,758)	(195,191)	(70,365)
Caterpillar, Inc.	(5,272)	(311,206)	(92,313)
CBOE Holdings, Inc.	(3,437)	(220,045)	(4,495)
CBS Corp.	(3,457)	(156,913)	(33,533)
CEB, Inc.	(3,620)	(204,444)	(29,879)
Celgene Corp.	(219)	(22,779)	859
CenterPoint Energy, Inc.	(17,211)	(299,655)	(60,399)
Cerner Corp.	(4,378)	(247,066)	15,207
CF Industries Holdings, Inc.	(3,226)	(113,343)	12,240
CH Robinson Worldwide, Inc.	(5,275)	(336,137)	(55,426)
Charles Schwab Corp. (The)	(12,807)	(339,514)	(19,339)
Chemours Co. (The)	(38,252)	(163,210)	(104,554)
Cheniere Energy, Inc.	(10,460)	(312,467)	(41,395)
Chevron Corp.	(2,407)	(199,745)	(29,883)
Chico’s FAS, Inc.	(10,118)	(101,491)	(32,775)
Chipotle Mexican Grill, Inc.	(1,079)	(515,223)	7,047
Choice Hotels International, Inc.	(589)	(30,827)	(1,009)
Ciena Corp.	(10,002)	(177,394)	(12,844)
Cimarex Energy Co.	(925)	(75,101)	(14,874)
Cincinnati Financial Corp.	(1,300)	(71,812)	(13,156)
CLARCOR, Inc.	(1,798)	(82,003)	(21,904)
Clean Harbors, Inc.	(831)	(32,841)	(8,160)
Cleco Corp.	(1,000)	(53,000)	(2,210)
CNO Financial Group, Inc.	(4,694)	(76,137)	(7,980)
Coach, Inc.	(3,000)	(93,480)	(26,790)
Cobalt International Energy, Inc.	(54,870)	(165,726)	2,762
Coca-Cola Co. (The)	(3,737)	(156,655)	(16,704)
Cognex Corp.	(14,933)	(456,590)	(125,050)
Colfax Corp.	(11,536)	(223,337)	(106,477)
Colgate-Palmolive Co.	(10,024)	(644,443)	(63,753)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Columbia Pipeline Group, Inc.	(336)	$(5,541)	$(2,893)
Comerica, Inc.	(5,665)	(193,602)	(20,931)
CommScope Holding Co., Inc.	(14,186)	(314,197)	(81,876)
CommVault Systems, Inc.	(5,715)	(177,222)	(69,494)
Compass Minerals International, Inc.	(7,709)	(558,597)	12,337
CONSOL Energy, Inc.	(5,175)	(46,893)	(11,533)
Corning, Inc.	(6,823)	(122,256)	(20,277)
CoStar Group, Inc.	(1,081)	(191,588)	(11,824)
Covanta Holding Corp.	(46,541)	(640,807)	(143,875)
Cree, Inc.	(4,960)	(127,975)	(16,361)
Cypress Semiconductor Corp.	(51,177)	(394,650)	(48,543)
Dana Holding Corp.	(8,436)	(94,701)	(24,162)
DaVita HealthCare Partners, Inc.	(5,293)	(347,803)	(40,597)
Deere & Co.	(2,761)	(201,285)	(11,284)
Denbury Resources, Inc.	(35,155)	(38,671)	(39,374)
Devon Energy Corp.	(2,026)	(47,120)	(8,474)
DexCom, Inc.	(3,991)	(276,406)	5,377
Diebold, Inc.	(4,073)	(104,401)	(13,350)
Discovery Communications, Inc.	(16,169)	(416,999)	(45,920)
DISH Network Corp.	(2,828)	(138,377)	7,554
Dolby Laboratories, Inc.	(5,766)	(181,097)	(69,493)
Dollar Tree, Inc.	(6,316)	(485,637)	(35,180)
Dominion Resources, Inc.	(9,838)	(687,676)	(51,354)
Domino’s Pizza, Inc.	(2,401)	(266,916)	(49,680)
Donaldson Co., Inc.	(15,298)	(409,451)	(78,708)
Dover Corp.	(750)	(39,930)	(8,318)
DreamWorks Animation SKG, Inc.	(4,891)	(123,906)	1,876
DSW, Inc.	(7,450)	(170,742)	(35,176)
Dunkin’ Brands Group, Inc.	(9,146)	(346,527)	(84,890)
E*TRADE Financial Corp.	(3,200)	(79,392)	1,024
Eaton Corp plc	(2,066)	(100,905)	(28,344)
Eaton Vance Corp.	(6,370)	(177,920)	(35,602)
Ecolab, Inc.	(1,339)	(137,073)	(12,252)
Edgewell Personal Care Co.	(624)	(44,447)	(5,803)
Emerson Electric Co.	(5,904)	(254,699)	(66,361)
Energen Corp.	(495)	(16,987)	(1,125)
Entergy Corp.	(2,090)	(145,393)	(20,303)
Envision Healthcare Holdings, Inc.	(18,383)	(409,869)	34,856
Estee Lauder Cos., Inc. (The)	(900)	(75,492)	(9,387)
Esterline Technologies Corp.	(3,703)	(276,540)	39,289
Eversource Energy	(3,176)	(166,226)	(19,062)
Exxon Mobil Corp.	(2,282)	(174,358)	(16,394)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
F5 Networks, Inc.	(728)	$(68,147)	$(8,912)
Facebook, Inc.	(1,277)	(121,647)	(24,059)
Fairchild Semiconductor International, Inc.	(2,193)	(44,540)	680
FEI Co.	(2,356)	(162,235)	(47,473)
FireEye, Inc.	(14,719)	(217,201)	(47,594)
First Data Corp.	(17,195)	(222,304)	(199)
First Horizon National Corp.	(36,516)	(458,313)	(20,046)
First Republic Bank	(800)	(50,728)	(2,584)
FleetCor Technologies, Inc.	(2,436)	(279,775)	(82,580)
FLIR Systems, Inc.	(6,288)	(185,167)	(22,022)
Flowserve Corp.	(7,459)	(264,049)	(67,206)
Fluor Corp.	(3,093)	(127,339)	(38,755)
FMC Corp.	(14,652)	(510,034)	(81,467)
Ford Motor Co.	(8,489)	(101,444)	(13,158)
Fortinet, Inc.	(3,206)	(84,856)	(13,344)
Fortune Brands Home & Security, Inc.	(1,200)	(57,012)	(10,236)
Fossil Group, Inc.	(664)	(19,196)	(10,299)
Franklin Resources, Inc.	(4,845)	(160,127)	(29,070)
Freeport-McMoRan, Inc.	(29,070)	(135,937)	(164,647)
Frontier Communications Corp.	(14,318)	(59,849)	(20,188)
Gap, Inc. (The)	(7,015)	(161,191)	(45,050)
Gartner, Inc.	(2,184)	(184,759)	(10,381)
GCP Applied Technologies, Inc.	(1,879)	(84,926)	47,459
General Electric Co.	(12,960)	(369,230)	(42,768)
Genesee & Wyoming, Inc.	(7,077)	(347,498)	(96,229)
Gentex Corp.	(15,778)	(211,874)	(35,683)
Genworth Financial, Inc.	(118,126)	(288,178)	(34,306)
GNC Holdings, Inc.	(7,693)	(181,247)	(63,006)
GoPro, Inc.	(5,155)	(71,852)	10,199
Graco, Inc.	(1,776)	(117,193)	(31,920)
Granite Construction, Inc.	(610)	(23,558)	(5,600)
Great Plains Energy, Inc.	(521)	(14,156)	(2,646)
Greif, Inc.	(6,151)	(159,873)	(41,573)
Groupon, Inc.	(13,043)	(32,516)	(19,525)
Hain Celestial Group, Inc. (The)	(10,254)	(370,944)	(48,547)
Halliburton Co.	(9,164)	(272,996)	(54,343)
Halyard Health, Inc.	(3,952)	(103,055)	(10,486)
Hanesbrands, Inc.	(1,676)	(47,816)	318
Harley-Davidson, Inc.	(642)	(26,104)	(6,850)
Harman International Industries, Inc.	(461)	(37,002)	(4,046)
HD Supply Holdings, Inc.	(3,571)	(90,766)	(27,327)
Henry Schein, Inc.	(370)	(54,890)	(8,984)
Hershey Co. (The)	(3,752)	(317,945)	(27,576)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Hertz Global Holdings, Inc.	(19,505)	$(188,790)	$(16,598)
Hexcel Corp.	(2,013)	(78,366)	(9,622)
Hilton Worldwide Holdings, Inc.	(11,945)	(206,768)	(62,233)
Hubbell, Inc.	(433)	(38,316)	(7,552)
Huntsman Corp.	(10,912)	(91,042)	(54,087)
IDEX Corp.	(199)	(13,863)	(2,630)
IDEXX Laboratories, Inc.	(7,393)	(492,431)	(86,589)
Illumina, Inc.	(3,632)	(615,915)	27,131
IMS Health Holdings, Inc.	(5,050)	(129,295)	(4,783)
Incyte Corp.	(3,853)	(276,783)	(2,444)
International Paper Co.	(491)	(16,252)	(3,898)
Intersil Corp.	(9,830)	(112,239)	(19,188)
Intuit, Inc.	(988)	(89,789)	(12,972)
Intuitive Surgical, Inc.	(369)	(205,345)	(16,443)
Invesco Ltd.	(555)	(15,995)	(1,082)
Ionis Pharmaceuticals, Inc.	(3,388)	(139,367)	2,153
ITC Holdings Corp.	(22,619)	(865,477)	(120,032)
Jacobs Engineering Group, Inc.	(430)	(15,669)	(3,057)
Janus Capital Group, Inc.	(1,132)	(13,736)	(2,825)
JB Hunt Transport Services, Inc.	(1,315)	(88,065)	(22,710)
Johnson Controls, Inc.	(1,174)	(41,814)	(3,937)
Joy Global, Inc.	(22,738)	(204,763)	(160,637)
Kansas City Southern	(8,414)	(554,314)	(164,662)
Kate Spade & Co.	(22,880)	(361,352)	(222,546)
KBR, Inc.	(20,968)	(295,297)	(29,288)
Kellogg Co.	(4,185)	(298,459)	(21,903)
Kennametal, Inc.	(14,544)	(242,325)	(84,770)
Keysight Technologies, Inc.	(6,434)	(152,268)	(26,211)
Kinder Morgan, Inc.	(13,877)	(174,156)	(73,687)
KLX, Inc.	(4,257)	(112,831)	(23,989)
Knowles Corp.	(16,216)	(198,541)	(15,186)
Kosmos Energy Ltd.	(14,589)	(51,937)	(32,971)
L-3 Communications Holdings, Inc.	(586)	(64,682)	(4,759)
Landstar System, Inc.	(2,695)	(155,978)	(18,146)
Legg Mason, Inc.	(8,765)	(283,717)	(20,253)
LendingClub Corp.	(13,129)	(119,437)	10,467
Leucadia National Corp.	(16,498)	(262,978)	(3,795)
Lexmark International, Inc.	(3,442)	(94,346)	(20,721)
Liberty Broadband Corp.	(3,098)	(149,660)	(29,869)
Lincoln Electric Holdings, Inc.	(952)	(48,637)	(7,122)
Linear Technology Corp.	(2,285)	(90,952)	(10,868)
Lions Gate Entertainment Corp.	(10,304)	(250,656)	25,514

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Live Nation Entertainment, Inc.	(9,886)	$(220,612)	$55
Loews Corp.	(8,394)	(294,379)	(26,776)
M&T Bank Corp.	(1,585)	(170,518)	(5,417)
Macy’s, Inc.	(3,714)	(143,955)	(19,796)
Manitowoc Co., Inc. (The)	(24,309)	(161,362)	56,104
Manitowoc Foodservice, Inc.	(22,303)	(148,046)	(180,700)
Marathon Oil Corp.	(13,227)	(139,962)	(7,387)
Marsh & McLennan Cos., Inc.	(13,071)	(681,653)	(112,933)
Marvell Technology Group Ltd.	(3,607)	(29,888)	(7,300)
MasterCard, Inc.	(3,529)	(304,270)	(29,220)
Mattel, Inc.	(1,704)	(42,378)	(14,910)
MAXIMUS, Inc.	(2,061)	(107,087)	(1,404)
McDonald’s Corp.	(2,522)	(296,335)	(20,630)
MDU Resources Group, Inc.	(17,995)	(300,337)	(49,846)
Mead Johnson Nutrition Co.	(7,364)	(509,683)	(116,036)
Mercury General Corp.	(11,934)	(535,560)	(126,777)
MGM Resorts International	(4,757)	(93,380)	(8,610)
Michaels Cos., Inc. (The)	(6,158)	(131,090)	(41,149)
Microchip Technology, Inc.	(1,197)	(52,229)	(5,467)
Middleby Corp. (The)	(1,759)	(158,192)	(29,617)
Molson Coors Brewing Co.	(1,392)	(121,382)	(12,500)
Monsanto Co.	(5,210)	(468,358)	11,233
Moody’s Corp.	(503)	(44,391)	(4,179)
Motorola Solutions, Inc.	(1,015)	(62,047)	(14,789)
Murphy Oil Corp.	(2,541)	(54,502)	(9,506)
Nabors Industries Ltd.	(25,594)	(171,511)	(63,954)
National Fuel Gas Co.	(425)	(18,113)	(3,158)
National Instruments Corp.	(8,289)	(233,711)	(15,871)
National Oilwell Varco, Inc.	(7,534)	(228,532)	(5,775)
Navient Corp.	(12,135)	(106,509)	(38,747)
NetApp, Inc.	(8,890)	(208,639)	(33,969)
Netflix, Inc.	(506)	(54,592)	2,864
NetScout Systems, Inc.	(11,036)	(273,238)	19,741
NetSuite, Inc.	(6,953)	(483,562)	7,351
New York Times Co. (The)	(3,000)	(37,440)	60
Newell Rubbermaid, Inc.	(876)	(33,090)	(5,709)
News Corp.	(1,359)	(16,896)	(459)
Nielsen Holdings plc	(3,553)	(159,956)	(27,145)
Noble Energy, Inc.	(3,994)	(103,125)	(22,326)
Nordson Corp.	(4,151)	(235,266)	(80,376)
Nordstrom, Inc.	(1,561)	(72,025)	(17,280)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
NorthStar Asset Management Group, Inc.	(22,843)	$(253,329)	$(5,939)
NRG Energy, Inc.	(19,175)	(192,221)	(57,246)
Nucor Corp.	(9,665)	(342,951)	(114,204)
Occidental Petroleum Corp.	(6,991)	(397,657)	(80,737)
Ocwen Financial Corp.	(5,500)	(30,415)	16,830
OGE Energy Corp.	(30,273)	(753,440)	(113,276)
Oil States International, Inc.	(6,520)	(165,608)	(39,902)
Old Dominion Freight Line, Inc.	(2,826)	(146,080)	(50,666)
Olin Corp.	(19,677)	(301,431)	(40,359)
ONEOK, Inc.	(11,583)	(240,811)	(105,058)
Owens-Illinois, Inc.	(29,676)	(386,007)	(87,622)
PacWest Bancorp	(3,529)	(125,327)	(5,776)
Palo Alto Networks, Inc.	(568)	(87,180)	(5,483)
Pandora Media, Inc.	(24,187)	(257,177)	40,703
Patterson Cos., Inc.	(6,423)	(260,133)	(38,729)
Paychex, Inc.	(550)	(26,125)	(3,581)
PayPal Holdings, Inc.	(7,337)	(236,251)	(46,957)
PerkinElmer, Inc.	(704)	(33,630)	(1,190)
Pitney Bowes, Inc.	(4,202)	(77,527)	(12,984)
Platform Specialty Products Corp.	(49,240)	(368,044)	(55,420)
Polaris Industries, Inc.	(585)	(44,450)	(13,161)
PolyOne Corp.	(610)	(15,287)	(3,166)
Praxair, Inc.	(3,940)	(387,042)	(63,891)
Premier, Inc.	(13,077)	(415,814)	(20,434)
Priceline Group, Inc. (The)	(62)	(67,859)	(12,057)
Primerica, Inc.	(2,085)	(89,977)	(2,868)
Principal Financial Group, Inc.	(6,029)	(229,489)	(8,355)
PTC, Inc.	(3,158)	(95,056)	(9,663)
PulteGroup, Inc.	(13,769)	(221,943)	(35,675)
Qorvo, Inc.	(2,198)	(79,765)	(31,036)
QUALCOMM, Inc.	(4,594)	(211,977)	(22,960)
Quanta Services, Inc.	(14,466)	(253,878)	(72,475)
Questar Corp.	(429)	(8,239)	(2,401)
Regal Beloit Corp.	(778)	(41,914)	(7,170)
Regions Financial Corp.	(28,412)	(229,569)	6,535
Rent-A-Center, Inc.	(8,114)	(106,759)	(21,848)
ResMed, Inc.	(2,082)	(121,265)	884
Rice Energy, Inc.	(8,563)	(72,614)	(46,925)
Robert Half International, Inc.	(1,032)	(44,924)	(3,146)
Rockwell Collins, Inc.	(1,487)	(127,317)	(9,799)
Rollins, Inc.	(7,669)	(200,165)	(7,819)
Roper Technologies, Inc.	(1,472)	(249,533)	(19,504)
RPC, Inc.	(6,142)	(65,842)	(21,251)
RR Donnelley & Sons Co.	(3,637)	(47,717)	(11,929)
salesforce.com, Inc.	(2,175)	(153,990)	(6,590)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Sally Beauty Holdings, Inc.	(8,379)	$(217,351)	$(53,961)
SanDisk Corp.	(2,938)	(208,774)	(14,749)
Santander Consumer USA Holdings, Inc.	(5,029)	(55,247)	2,493
SBA Communications Corp.	(3,181)	(288,898)	(29,742)
Schlumberger Ltd.	(5,677)	(364,917)	(53,762)
Scripps Networks Interactive, Inc.	(961)	(53,451)	(9,495)
Seagate Technology plc	(3,993)	(126,426)	(11,133)
Sealed Air Corp.	(1,958)	(78,257)	(15,746)
Seattle Genetics, Inc.	(5,110)	(179,281)	(29)
Sempra Energy	(6,547)	(605,598)	(75,618)
ServiceNow, Inc.	(1,907)	(134,574)	17,903
Sherwin-Williams Co. (The)	(466)	(117,098)	(15,558)
Signet Jewelers Ltd.	(1,201)	(146,415)	(2,545)
Silgan Holdings, Inc.	(5,062)	(262,479)	(6,667)
Silicon Laboratories, Inc.	(1,469)	(62,932)	(3,114)
Sirius XM Holdings, Inc.	(80,496)	(294,615)	(23,344)
Six Flags Entertainment Corp.	(5,272)	(253,003)	(39,540)
SLM Corp.	(58,782)	(327,591)	(46,263)
Sotheby’s	(7,563)	(175,083)	(27,076)
Spectra Energy Corp.	(10,663)	(260,924)	(65,364)
Splunk, Inc.	(8,760)	(423,366)	(5,261)
Sprouts Farmers Market, Inc.	(20,913)	(456,949)	(150,364)
SPX Corp.	(12,159)	(122,394)	(60,235)
Staples, Inc.	(13,856)	(122,929)	(29,902)
Steel Dynamics, Inc.	(5,976)	(97,289)	(37,230)
Stericycle, Inc.	(2,437)	(283,956)	(23,569)
Stifel Financial Corp.	(2,344)	(81,290)	11,908
SunPower Corp.	(6,388)	(139,514)	(3,194)
Superior Energy Services, Inc.	(26,387)	(300,285)	(53,037)
SVB Financial Group	(2,374)	(231,914)	(10,352)
Synovus Financial Corp.	(4,641)	(136,003)	1,832
T Rowe Price Group, Inc.	(356)	(23,339)	(2,812)
Targa Resources Corp.	(12,040)	(271,430)	(88,084)
TCF Financial Corp.	(15,633)	(188,293)	(3,367)
Tempur Sealy International, Inc.	(4,061)	(224,189)	(22,679)
Tenet Healthcare Corp.	(17,648)	(423,728)	(86,828)
Teradata Corp.	(11,249)	(256,563)	(38,611)
TerraForm Power, Inc.	(13,536)	(122,492)	5,405
Thermo Fisher Scientific, Inc.	(386)	(52,075)	(2,578)
Tiffany & Co.	(5,914)	(379,797)	(54,172)
Timken Co. (The)	(3,099)	(73,877)	(29,908)
Toll Brothers, Inc.	(1,016)	(29,027)	(955)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
TransDigm Group, Inc.	(1,435)	$(316,877)	$689
TreeHouse Foods, Inc.	(3,254)	(236,280)	(46,005)
TRI Pointe Group, Inc.	(3,559)	(36,011)	(5,914)
Trimble Navigation Ltd.	(20,065)	(392,471)	(105,141)
TripAdvisor, Inc.	(3,050)	(217,130)	14,305
Triumph Group, Inc.	(2,932)	(91,298)	(1,002)
Twenty-First Century Fox, Inc.	(1,909)	(50,321)	(2,902)
Twitter, Inc.	(28,464)	(503,541)	32,462
Ultimate Software Group, Inc. (The)	(168)	(28,792)	(3,716)
Umpqua Holdings Corp.	(12,131)	(169,947)	(22,450)
Under Armour, Inc.	(2,066)	(139,205)	(36,053)
Union Pacific Corp.	(6,373)	(465,333)	(41,639)
United Continental Holdings, Inc.	(800)	(36,144)	(11,744)
United Natural Foods, Inc.	(2,365)	(83,745)	(11,565)
United Rentals, Inc.	(3,400)	(183,600)	(27,846)
United Technologies Corp.	(3,575)	(304,733)	(53,125)
Urban Outfitters, Inc.	(6,189)	(128,669)	(76,125)
USG Corp.	(14,872)	(267,993)	(100,981)
Valley National Bancorp	(19,047)	(161,728)	(19,980)
VCA, Inc.	(280)	(13,082)	(3,071)
Veeva Systems, Inc.	(15,743)	(377,924)	(16,280)
VeriFone Systems, Inc.	(7,646)	(171,562)	(44,361)
Verisk Analytics, Inc.	(951)	(68,025)	(7,979)
Vertex Pharmaceuticals, Inc.	(5,925)	(549,251)	78,272
VF Corp.	(1,698)	(100,030)	(9,933)
Viacom, Inc.	(1,778)	(74,178)	782
Viavi Solutions, Inc.	(50,010)	(246,330)	(96,739)
Vista Outdoor, Inc.	(1,421)	(63,220)	(10,544)
Visteon Corp.	(1,914)	(196,568)	44,233
WABCO Holdings, Inc.	(829)	(72,940)	(15,697)
Waddell & Reed Financial, Inc.	(2,875)	(71,731)	4,054
Walgreens Boots Alliance, Inc.	(532)	(42,932)	(1,883)
WEC Energy Group, Inc.	(10,773)	(583,789)	(63,345)
Wendy’s Co. (The)	(18,350)	(178,019)	(21,812)
WESCO International, Inc.	(4,102)	(150,075)	(74,181)
Westar Energy, Inc.	(896)	(37,372)	(7,078)
WestRock Co.	(4,427)	(161,408)	(11,377)
WEX, Inc.	(2,498)	(175,613)	(32,620)
WhiteWave Foods Co. (The)	(19,386)	(697,199)	(90,648)
Whiting Petroleum Corp.	(12,006)	(87,750)	(8,058)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Whole Foods Market, Inc.	(5,318)	$(156,402)	$(9,041)
Williams-Sonoma, Inc.	(2,244)	(113,759)	(9,077)
WisdomTree Investments, Inc.	(37,792)	(442,982)	11,019
Workday, Inc.	(4,492)	(296,649)	(48,516)
Worthington Industries, Inc.	(3,798)	(103,723)	(31,637)
WR Grace & Co.	(4,222)	(215,498)	(85,024)
Wynn Resorts Ltd.	(3,322)	(201,946)	(108,429)
Xerox Corp.	(3,380)	(30,889)	(6,832)
Xylem, Inc.	(1,850)	(60,976)	(14,689)
Yahoo!, Inc.	(11,406)	(339,214)	(80,640)
Yelp, Inc.	(2,767)	(57,895)	2,887
Yum! Brands, Inc.	(3,666)	(252,111)	(47,951)
Zebra Technologies Corp.	(4,590)	(267,606)	(49,104)
Zions Bancorporation	(21,147)	(464,077)	(47,892)
Zoetis, Inc.	(4,920)	(212,495)	(5,609)
Zynga, Inc.	(73,159)	(168,377)	1,574

			(11,448,778)

Total of Short Equity Positions			(11,955,562)

Total of Long and Short Equity Positions			(1,132,774)

Net Cash and Other Receivables/ (Payables) (b)			(676,473)

Swaps, at Value			$(1,809,247)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total Return Basket Swaps Outstanding at March 31, 2016

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swaps.	1 - 60 months maturity ranging from 04/20/2016 - 12/21/2020	$(486,680)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Germany
TUI AG	15,733	$270,297	$(26,927)

Ireland
DCC plc	2,430	181,233	33,076
Paddy Power Betfair plc	128	16,210	1,595
Shire plc	1,054	62,081	(1,967)

			32,704

Luxembourg
Regus plc	24,250	102,721	7,348

South Africa
Mondi plc	7,243	123,023	15,486

Switzerland
Coca-Cola HBC AG	13,325	267,319	15,255
Glencore plc	57,692	60,894	68,824
Wolseley plc	962	46,431	7,873

			91,952

United Kingdom
Aggreko plc	11,236	131,544	41,970
Amec Foster Wheeler plc	27,229	149,746	25,945
Ashtead Group plc	1,226	16,647	(1,466)
Aviva plc	13,329	89,106	(2,075)
Babcock International Group plc	7,753	103,942	1,634
Barclays plc	31,773	87,519	(19,315)
Barratt Developments plc	25,750	214,183	(7,462)
Bellway plc	3,786	141,027	1,388
Berkeley Group Holdings plc	8,529	410,353	(17,090)
Britvic plc	9,875	99,197	1,444
BT Group plc	43,812	292,029	(15,393)
Bunzl plc	1,811	46,353	6,178
Close Brothers Group plc	7,321	132,473	(47)
Compass Group plc	6,499	108,578	5,989
Daily Mail & General Trust plc	2,713	25,482	1,587
Direct Line Insurance Group plc	38,466	204,697	(666)
Dixons Carphone plc	24,565	160,640	(10,514)
DS Smith plc	13,982	73,843	7,956
easyJet plc	9,931	229,965	(13,818)
GKN plc	11,710	46,616	1,868
Greene King plc	12,813	159,895	276

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Henderson Group plc	20,073	$78,557	$(4,305)
Howden Joinery Group plc	13,956	97,844	(2,053)
HSBC Holdings plc	6,665	46,562	(5,113)
Imperial Tobacco Group plc	4,843	246,419	21,725
Inchcape plc	12,321	124,989	2,802
Indivior plc	124,921	288,891	3,252
Inmarsat plc	3,988	59,148	(2,894)
Intermediate Capital Group plc	56,287	463,289	36,280
International Consolidated Airlines Group SA	47,160	374,304	(327)
ITV plc	38,890	138,961	(4,576)
J Sainsbury plc	57,967	200,837	28,869
John Wood Group plc	10,811	90,974	4,230
Jupiter Fund Management plc	10,859	61,700	2,000
Just Eat plc	2,766	15,441	(466)
Kingfisher plc	35,231	169,423	20,599
Legal & General Group plc	8,137	27,985	(568)
Man Group plc	70,074	152,837	323
Marks & Spencer Group plc	18,675	113,318	(4,493)
Meggitt plc	6,966	35,856	4,753
Merlin Entertainments plc	2,390	14,009	1,881
Micro Focus International plc	15,115	309,548	30,783
National Grid plc	11,421	153,428	8,172
Next plc	185	17,466	(3,139)
Persimmon plc	5,676	156,710	12,896
Playtech plc	17,917	196,069	26,949
Provident Financial plc	3,460	147,543	(489)
Reckitt Benckiser Group plc	259	24,349	633
Rentokil Initial plc	49,065	107,467	16,955
Rexam plc	1,142	10,018	363
Rightmove plc	3,493	193,614	17,316
Royal Mail plc	52,351	330,575	30,416
Sage Group plc (The)	16,241	131,085	15,350
Sky plc	25,503	384,185	(9,430)
Smith & Nephew plc	923	14,782	404
Sports Direct International plc	3,570	20,948	(1,584)
SSE plc	5,755	117,778	5,380
Stagecoach Group plc	6,329	24,390	(1,519)
Taylor Wimpey plc	90,030	238,234	7,131
Travis Perkins plc	1,727	45,636	(396)
United Utilities Group plc	5,302	69,316	867
Whitbread plc	329	18,829	(153)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
William Hill plc	54,787	$299,721	$(43,390)
WPP plc	10,382	214,668	26,978

			250,801

Total of Long Equity Positions			371,364

Short Positions

Common Stocks
Australia
BHP Billiton plc	(6,912)	(65,513)	(11,890)

Chile
Antofagasta plc	(12,946)	(64,901)	(22,103)

Ireland
Experian plc	(16,503)	(269,296)	(25,274)

Luxembourg
B&M European Value Retail SA	(20,988)	(83,194)	3,240

Netherlands
Royal Dutch Shell plc	(5,890)	(113,485)	(28,735)

South Africa
Investec plc	(2,317)	(14,057)	(2,940)

United Kingdom
AA plc	(12,141)	(49,600)	3,518
Aberdeen Asset Management plc	(29,637)	(96,441)	(21,205)
Admiral Group plc	(3,246)	(76,199)	(16,023)
ARM Holdings plc	(8,555)	(115,942)	(8,630)
ASOS plc	(6,482)	(282,496)	(19,627)
Associated British Foods plc	(7,384)	(319,494)	(34,773)
AstraZeneca plc	(3,733)	(227,204)	18,784
Auto Trader Group plc	(7,252)	(41,739)	1,163
Booker Group plc	(64,010)	(144,090)	(14,130)
BP plc	(44,640)	(212,600)	(10,750)
British American Tobacco plc	(6,797)	(352,106)	(45,355)
BTG plc	(27,249)	(233,589)	(9,294)
Burberry Group plc	(7,168)	(119,201)	(20,932)
Cable & Wireless Communications plc	(22,682)	(21,421)	(3,601)
Capita plc	(8,992)	(147,302)	13,055
Centrica plc	(126,668)	(377,603)	(36,204)
Croda International plc	(1,356)	(55,684)	(3,360)
Diageo plc	(22,318)	(581,053)	(20,731)
Drax Group plc	(25,308)	(77,060)	(21,714)
G4S plc	(14,510)	(45,046)	5,452
GlaxoSmithKline plc	(13,010)	(255,110)	(8,255)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Halma plc	(3,823)	$(45,148)	$(4,822)
Hargreaves Lansdown plc	(13,880)	(243,935)	(23,368)
ICAP plc	(14,748)	(98,073)	(2,235)
IMI plc	(5,036)	(57,420)	(11,366)
Informa plc	(1,585)	(13,805)	(1,968)
InterContinental Hotels Group plc	(12,027)	(395,175)	(99,693)
Intertek Group plc	(4,409)	(171,441)	(28,748)
Johnson Matthey plc	(410)	(14,311)	(1,806)
Lloyds Banking Group plc	(160,136)	(149,439)	(6,534)
Ocado Group plc	(5,669)	(20,765)	(2,816)
Old Mutual plc	(79,497)	(176,003)	(43,578)
Pearson plc	(9,550)	(106,726)	(12,960)
Pennon Group plc	(23,826)	(299,556)	22,464
Petrofac Ltd.	(22,003)	(222,933)	(67,448)
Prudential plc	(7,031)	(135,158)	4,322
Rio Tinto plc	(3,607)	(92,617)	(8,490)
Rolls-Royce Holdings plc (3)	(9,409)	1	(14)
Rolls-Royce Holdings plc	(4,926)	(38,481)	(9,663)
Rotork plc	(13,065)	(30,088)	(4,164)
Royal Bank of Scotland Group plc	(85,620)	(317,523)	44,505
RSA Insurance Group plc	(28,262)	(164,581)	(28,022)
SABMiller plc	(5,484)	(321,812)	(13,139)
Serco Group plc	(417,189)	(500,583)	(113,224)
Severn Trent plc	(4,422)	(134,063)	(3,687)
Smiths Group plc	(1,090)	(14,019)	(2,789)
Spectris plc	(1,261)	(28,454)	(4,829)
Spirax-Sarco Engineering plc	(813)	(34,551)	(7,892)
St. James’s Place plc	(6,530)	(83,703)	(2,156)
Standard Chartered plc	(28,443)	(196,926)	4,565
Standard Life plc	(55,243)	(285,961)	4,256
Tate & Lyle plc	(15,112)	(130,507)	5,258
Tesco plc	(350,880)	(824,927)	(138,760)
Thomas Cook Group plc	(62,485)	(96,636)	13,422
UBM plc	(3,309)	(24,259)	(4,252)
Vodafone Group plc	(28,973)	(91,673)	(393)
Weir Group plc (The)	(3,600)	(44,030)	(13,171)

			(815,807)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

NET UNREALIZED APPRECIATION (DEPRECIATION)
Total of Short Equity Positions	$(903,509)

Total of Long and Short Equity Positions	(532,145)

Net Cash and Other Receivables/ (Payables) (b)	45,465

Swaps, at Value	$(486,680)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(3)	Level 3 security (See Note 5).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total Return Basket Swaps Outstanding at March 31, 2016

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
Goldman Sachs	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swaps.	1 - 60 months maturity ranging from 04/12/2016 - 12/21/2020	$(141,831)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2016.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
France
Aeroports de Paris	659	$74,235	$7,150
Air France-KLM	9,423	91,188	(1,652)
Atos SE	2,714	219,380	1,047
AXA SA	11,667	298,741	(25,165)
BNP Paribas SA	5,544	283,126	(4,593)
Cap Gemini SA	3,283	295,161	12,798
Christian Dior SE	1,244	210,713	14,545
Cie Generale des Etablissements Michelin	3,802	345,599	42,846
Credit Agricole SA	2,267	25,039	(524)
Dassault Systemes	352	25,941	1,948
Eiffage SA	1,684	108,560	20,661
Eutelsat Communications SA	3,312	101,163	5,654
Imerys SA	1,156	76,244	4,267
Ipsen SA	3,730	230,204	(16,317)
Lagardere SCA	10,015	284,169	(18,527)
Orange SA	18,876	343,561	(13,931)
Orpea	624	50,066	1,838
Peugeot SA	15,478	241,475	23,323
Publicis Groupe SA	1,360	82,188	13,177
Safran SA	607	38,441	3,927
Sanofi	2,060	168,044	(2,428)
SCOR SE	10,374	364,361	1,384
SEB SA	1,999	205,707	1,473
Societe BIC SA	513	84,181	(7,100)
Societe Generale SA	8,773	356,759	(32,579)
Societe Television Francaise 1	1,288	14,457	2,206
Sodexo SA	1,901	189,835	14,759
Suez Environnement Co.	3,530	64,992	(371)
Teleperformance	2,800	231,734	14,199
Thales SA	3,442	269,140	31,638
Valeo SA	1,060	149,459	15,370
Veolia Environnement SA	24,354	574,452	11,721
Vinci SA	3,140	206,313	26,751

			149,495

Total of Long Equity Positions			149,495

Short Positions

Common Stocks
France
Accor SA	(2,741)	(107,344)	(8,604)
Air Liquide SA	(346)	(37,202)	(1,616)
Airbus Group SE	(785)	(50,351)	(1,661)
Arkema SA	(626)	(39,704)	(7,194)
Bollore SA	(23,820)	(101,444)	9,102
Bureau Veritas SA	(4,536)	(90,017)	(10,834)
Carrefour SA	(564)	(15,901)	406
Casino Guichard Perrachon SA	(2,732)	(125,724)	(30,631)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Cie de Saint-Gobain	(1,688)	$(68,369)	$(5,775)
Edenred	(16,237)	(301,476)	(13,311)
Electricite de France SA	(1,344)	(17,649)	2,602
Engie	(8,422)	(136,925)	6,438
Hermes International	(1,250)	(426,756)	(12,771)
Iliad SA	(499)	(124,895)	(3,311)
Ingenico Group	(546)	(62,757)	168
JCDecaux SA	(1,382)	(53,470)	(7,016)
Kering	(341)	(55,120)	(5,763)
L’Oreal SA	(523)	(90,943)	(2,614)
LVMH Moet Hennessy Louis Vuitton SE	(89)	(14,089)	(1,119)
Natixis SA	(49,666)	(242,320)	(1,847)
Numericable-SFR SAS	(2,944)	(117,756)	(5,885)
Pernod Ricard SA	(1,145)	(131,015)	3,516
Plastic Omnium SA	(5,949)	(197,731)	(6,584)
Remy Cointreau SA	(3,204)	(222,716)	(20,267)
Renault SA	(636)	(54,713)	(8,491)
Rexel SA	(2,148)	(25,172)	(5,447)
Schneider Electric SE	(2,157)	(114,660)	(21,275)
Technip SA	(6,322)	(279,518)	(70,843)
TOTAL SA	(4,470)	(192,291)	(11,100)
Vallourec SA	(35,411)	(197,882)	(32,480)
Vivendi SA	(10,737)	(241,037)	16,022
Zodiac Aerospace	(9,936)	(210,338)	11,907

			(246,278)

Luxembourg
Eurofins Scientific SE	(66)	(22,806)	(1,358)
SES SA	(8,704)	(236,856)	(17,778)

			(19,136)

Total of Short Equity Positions			(265,414)

Total of Long and Short Equity Positions			(115,919)

Net Cash and Other Receivables/ (Payables) (b)			(25,912)

Swaps, at Value			$(141,831)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2016 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Bank of America
Investment Companies	$140,013	$—	$140,013

Barclays Capital
Cash	—	5,205,470	5,205,470

CitiBank
Investment Companies	1,660,037	—	1,660,037

Goldman Sachs
Cash	—	3,401,982	3,401,982
Investment Companies	19,680,000	—	19,680,000

J.P. Morgan
Cash	—	2,908,814	2,908,814

Morgan Stanley and Co., International plc
Cash	—	588,028	588,028
Investment Companies	400,118	—	400,118

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CitiBank
Investment Companies	$100,021	$—	$100,021

Goldman Sachs
Cash	—	72,847	72,847

J.P. Morgan
Cash	—	457,641	457,641

Macquarie Capital
Investment Companies	240,137	—	240,137

Morgan Stanley and Co., International plc
Cash	—	1,304,259	1,304,259

Societe Generale
Investment Companies	240,051	—	240,051

See notes to Schedule of Investments.

Notes to Schedules of Investments	March 31, 2016 (Unaudited)

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2016, the Trust consists of thirty-three active series, thirteen of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund. The remaining active series, which have a fiscal year-end of September 30th, are reported in a separate book. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund. The Adviser has retained CNH Partners, LLC (the “Sub-Adviser”), an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage Fund and certain strategies of the AQR Multi-Strategy Alternative Fund.

The investment objective of the AQR Diversified Arbitrage Fund, the AQR Equity Market Neutral Fund, the AQR Global Macro Fund, the AQR Managed Futures Strategy Fund, the AQR Managed Futures Strategy HV Fund, the AQR Multi-Strategy Alternative Fund, the AQR Style Premia Alternative Fund and the AQR Style Premia Alternative LV Fund is to seek positive absolute returns. The investment objective of the AQR Risk-Balanced Commodities Strategy Fund, the AQR Risk Parity Fund, the AQR Risk Parity II HV Fund and the AQR Risk Parity II MV Fund is to seek total return. The investment objective of the AQR Long-Short Equity Fund is to seek capital appreciation. Each of these funds offer Class I, Class N, and Class R6 shares.

On January 22, 2016 the Board of Trustees approved the closure of the AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund to new investors, effective March 31, 2016, subject to certain exceptions.

2. Consolidation of Subsidiaries

The consolidated Schedules of Investments of the AQR Global Macro Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund (“Consolidated Funds”) include the accounts of AQR Global Macro Offshore Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Multi-Strategy Alternative Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity Offshore Fund Ltd., AQR Risk Parity II HV Offshore Fund Ltd., AQR Risk Parity II MV Offshore Fund Ltd., AQR Style Premia Alternative Offshore Fund Ltd., and AQR Style Premia Alternative LV Offshore Fund Ltd., respectively, wholly-owned and controlled subsidiaries (the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to the Consolidated Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries.

Each consolidated Fund may each invest up to 25% of their total assets in its respective Subsidiary, each of which acts as an investment vehicle in order to affect certain investment strategies consistent with the Funds’ investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

Notes to Schedules of Investments	March 31, 2016 (Unaudited)

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT MARCH 31, 2016	% OF TOTAL NET ASSETS AT MARCH 31, 2016	NET REALIZED GAIN(LOSS) ON INVESTMENTS HELD IN SUBSIDIARY

AQR Global Macro Offshore Fund Ltd.	April 8, 2014	$11,089,278	23.0%	$308,898

AQR Managed Futures Strategy Offshore Fund Ltd.	January 5, 2010	2,545,366,959	22.8%	26,883,344

AQR Managed Futures Strategy HV Offshore Fund Ltd.	July 16, 2013	141,028,478	22.1%	1,142,544

AQR Multi-Strategy Alternative Offshore Fund Ltd.	July 18, 2011	542,139,611	15.8%	18,796,360

AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd.	July 9, 2012	29,678,037	22.5%	(942,230)

AQR Risk Parity Offshore Fund Ltd.	September 29, 2010	104,146,880	20.1%	(5,036,516)

AQR Risk Parity II HV Offshore Fund Ltd.	November 5, 2012	10,524,259	22.9%	(604,224)

AQR Risk Parity II MV Offshore Fund Ltd.	November 5, 2012	12,845,654	14.9%	(1,095,668)

AQR Style Premia Alternative Offshore Fund Ltd.	October 30, 2013	692,469,849	22.7%	28,184,484

AQR Style Premia Alternative LV Offshore Fund Ltd.	September 17, 2014	74,219,732	22.9%	1,332,687

3. Significant Accounting Policies

The Funds are investment companies and apply specialized accounting and reporting guidance in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

Notes to Schedules of Investments	March 31, 2016 (Unaudited)

4. Securities and Other Investments

Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock. The premiums attributable to the conversion feature are not amortized.

High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Inflation-Indexed Bonds: Certain Funds may invest in Inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.

Loan Participations, Assignments and Unfunded Commitments: Certain Funds invest in loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid. There were no unfunded commitments as of March 31, 2016.

Defaulted Securities and Distressed Investments: Certain Funds held defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. The securities have been identified on the Schedules of Investments. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. The Fund may invest in distressed investments, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.

Securities Sold Short: Certain Funds sell securities they do not own as a hedge against some of their long positions and/or in anticipation of a decline in the market value of that security (short sale). When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

Notes to Schedules of Investments	March 31, 2016 (Unaudited)

The Funds are required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not be entitled to the return of the entire margin owed to the Funds, potentially resulting in a loss. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability. An up-front payment made by a Fund is recorded as an asset. Up-front payments are amortized over the term of the contract. Periodic payments received (paid) by a Fund are recorded as realized gains (losses).

The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly, including: market risk related to unfavorable changes in interest rates or in the price(s) of the underlying security(ies); credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Funds to close out their position(s).

Notes to Schedules of Investments	March 31, 2016 (Unaudited)

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation). Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Schedule of Investments. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Basket Swaps: Certain Funds may enter into an equity basket swap agreement to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any realized gains (losses) on positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Funds and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation (depreciation). Cash settlements between a Fund and the counterparty are recognized as realized gains (losses). Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Notes to Schedules of Investments	March 31, 2016 (Unaudited)

Interest Rate Swaps: Certain Funds enter into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss). The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within each Fund’s Schedule of Investments.

Reverse Repurchase Agreements: Certain Funds may enter into reverse repurchase agreements under the terms of a master repurchase agreement. A Fund sells a security that it holds to a counterparty with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund monitors collateral market value for the reverse repurchase agreement, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited. Reverse repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are listed after each Fund’s Schedule of Investments.

The collateral held in relation to the repurchase agreements and reverse repurchase agreements was in U.S. Treasury Inflation Protected Securities with a maturity of up to 30 days in the amount of $8,407,739 for AQR Risk Parity II HV Fund.

Options: Certain Funds may write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, a Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject a Fund to risk of loss if the value of the security declines below the exercise price minus the put premium. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Notes to Schedules of Investments	March 31, 2016 (Unaudited)

Transactions in call and put options written during the period for the AQR Diversified Arbitrage Fund and the AQR Multi-Strategy Alternative Fund were as follows:

AQR Diversified Arbitrage Fund	NUMBER OF CONTRACTS SUBJECT TO CALL	CALL OPTIONS PREMIUM

Options outstanding, December 31, 2015	(4,796)	$(2,216,380)
Options written	(41)	(5,491)
Options terminated	—	—
Options expired	4,796	2,216,380
Options exercised	—	—
Options outstanding, March 31, 2016	(41)	$(5,491)

AQR Diversified Arbitrage Fund	NUMBER OF CONTRACTS SUBJECT TO PUT	PUT OPTIONS PREMIUM

Options outstanding, December 31, 2015	(67)	$(172,051)
Options written	—	—
Options terminated	—	—
Options expired	—	—
Options exercised	67	172,051
Options outstanding, March 31, 2016	—	$—

AQR Multi-Strategy Alternative Fund	NUMBER OF CONTRACTS SUBJECT TO CALL	CALL OPTIONS PREMIUM

Options outstanding, December 31, 2015	—	$—
Options written	(1,143)	(4,424,919)
Options terminated	—	—
Options expired	—	—
Options exercised	—	—
Options outstanding, March 31, 2016	(1,143)	$(4,424,919)

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty.

Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

Notes to Schedules of Investments	March 31, 2016 (Unaudited)

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for exchange-traded and centrally cleared derivatives on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on exchange-traded and centrally cleared derivatives. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash). Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the Statements of Assets and Liabilities.

5. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (“the Board”).

Notes to Schedules of Investments	March 31, 2016 (Unaudited)

The Board has delegated responsibility for applying approved valuation policies to the Adviser, subject to Board oversight. The Adviser has established a Valuation Committee (the “VC”) whose function is to administer, implement and oversee the continual appropriateness of valuation methods applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market in which each security trades and are therefore considered Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore considered Level 2. In addition, equities traded outside of the Western Hemisphere are also considered Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The

Notes to Schedules of Investments	March 31, 2016 (Unaudited)

pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depository Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time the Funds calculate their net asset value.

Fixed income securities and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in less than 60 days are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the of the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of estimated future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Notes to Schedules of Investments	March 31, 2016 (Unaudited)

Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.

Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

The Funds value the repurchase agreements and reverse repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral), and reverse repurchase agreements are carried at the amount of cash received plus accrued interest payable (or interest receivable in periods of increased demand for collateral).

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.

AQR DIVERSIFIED ARBITRAGE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$87,540,032	$81,626,993	$3,328,720	$172,495,745
Convertible Preferred Stocks	58,516,817	3,359,857	27,910,986	89,787,660
Corporate Bonds	—	14,411,660	4,268,727	18,680,387
Convertible Bonds	—	180,349,312	757,878	181,107,190
Securities In Litigation	—	—	99,820	99,820
Loan Participations	—	85,273	769,231	854,504
Preferred Stocks	808,552	256,729	781,003	1,846,284
Rights	318,364	958,001	504,887	1,781,252
Short-Term Investments	—	127,112,695	—	127,112,695
Warrants	9,017,883	5,068,362	873,727	14,959,972
Forward Foreign Currency Exchange Contracts*	—	130,373	—	130,373
Total Return Basket Swaps Contracts*	—	3,461,672	—	3,461,672
Closed End Funds**	—	—	—	57,325,363
Investment Companies**	—	—	—	119,103,124

Total Assets	$156,201,648	$416,820,927	$39,294,979	$788,746,041

LIABILITIES
Common Stocks (Sold Short)	$(199,317,942)	$—	$(453)	$(199,318,395)
Convertible Bonds (Sold Short)	—	(5,584,375)	—	(5,584,375)
Short-Term Investment (Sold Short)	—	(67,338,214)	—	(67,338,214)
Written Options (Sold Short)*	(5,904)	—	—	(5,904)
Futures Contracts*	(799,229)	—	—	(799,229)
Forward Foreign Currency Exchange Contracts*	—	(1,334,678)	—	(1,334,678)
Credit Default Swap Contracts*	—	(1,504,436)	—	(1,504,436)
Total Return Basket Swaps Contracts*	—	(1,029,253)	—	(1,029,253)

Total Liabilities	$(200,123,075)	$(76,790,956)	$(453)	$(276,914,484)

Notes to Schedules of Investments	March 31, 2016 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$37,562,656	$143,073,905	$—	$180,636,561
Short-Term Investments	—	142,627,371	—	142,627,371
Forward Foreign Currency Exchange Contracts*	—	612,879	—	612,879
Total Return Basket Swaps Contracts*	—	8,616,651	—	8,616,651
Investment Companies**	—	—	—	441,268,207

Total Assets	$37,562,656	$294,930,806	$—	$773,761,669

LIABILITIES
Common Stocks (Sold Short)†	$(34,443,586)	$(109,527,695)	$—	$(143,971,281)
Preferred Stocks (Sold Short)†	—	(879,664)	—	(879,664)
Forward Foreign Currency Exchange Contracts*	—	(1,925,051)	—	(1,925,051)
Total Return Basket Swaps Contracts*	—	(679,065)	—	(679,065)

Total Liabilities	$(34,443,586)	$(113,011,475)	$—	$(147,455,061)

AQR GLOBAL MACRO FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$29,908,765	$—	$29,908,765
Forward Foreign Currency Exchange Contracts*	—	1,066,166	—	1,066,166
Interest Rate Swap Contracts*	—	472,408	—	472,408
Total Return Swap Contracts*	—	43,512	—	43,512
Investment Companies**	—	—	—	13,356,951

Total Assets	$—	$31,490,851	$—	$44,847,802

LIABILITIES
Futures Contracts*	$(305,393)	$—	$—	$(305,393)
Forward Foreign Currency Exchange Contracts*	—	(1,240,917)	—	(1,240,917)
Interest Rate Swap Contracts*	—	(407,968)	—	(407,968)
Total Return Swap Contracts*	—	(40,848)	—	(40,848)

Total Liabilities	$(305,393)	$(1,689,733)	$—	$(1,995,126)

AQR LONG-SHORT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$46,040,680	$194,319,521	$—	$240,360,201
Short-Term Investments	—	345,611,534	—	345,611,534
Futures Contracts*	7,874,709	—	—	7,874,709
Forward Foreign Currency Exchange Contracts*	—	4,738,429	—	4,738,429
Total Return Basket Swaps Contracts*	—	17,675,432	—	17,675,432
Total Return Swap Contracts*	—	107	—	107
Investment Companies**	—	—	—	526,201,696

Total Assets	$53,915,389	$562,345,023	$—	$1,142,462,108

LIABILITIES
Common Stocks (Sold Short)†	$(48,943,192)	$(139,602,717)	$—	$(188,545,909)
Preferred Stocks (Sold Short)†	—	(1,906,355)	—	(1,906,355)
Forward Foreign Currency Exchange Contracts*	—	(696,146)	—	(696,146)
Total Return Swap Contracts*	—	(314,227)	—	(314,227)

Total Liabilities	$(48,943,192)	$(142,519,445)	$—	$(191,462,637)

Notes to Schedules of Investments	March 31, 2016 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$9,382,815,652	$—	$9,382,815,652
Futures Contracts*	40,492,606	—	—	40,492,606
Forward Foreign Currency Exchange Contracts*	—	251,729,216	—	251,729,216
Total Return Swap Contracts*	—	7,575,475	—	7,575,475
Investment Companies**	—	—	—	1,591,608,717

Total Assets	$40,492,606	$9,642,120,343	$—	$11,274,221,666

LIABILITIES
Futures Contracts*	$(21,657,119)	$—	$—	$(21,657,119)
Forward Foreign Currency Exchange Contracts*	—	(355,582,941)	—	(355,582,941)
Total Return Swap Contracts*	—	(20,906,161)	—	(20,906,161)

Total Liabilities	$(21,657,119)	$(376,489,102)	$—	$(398,146,221)

AQR MANAGED FUTURES STRATEGY HV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$490,125,181	$—	$490,125,181
Futures Contracts*	3,396,862	—	—	3,396,862
Forward Foreign Currency Exchange Contracts *	—	21,633,018	—	21,633,018
Total Return Swap Contracts*	—	670,618	—	670,618
Investment Companies**	—	—	—	115,301,312

Total Assets	$3,396,862	$512,428,817	$—	$631,126,991

LIABILITIES
Futures Contracts*	$(1,767,586)	$—	$—	$(1,767,586)
Forward Foreign Currency Exchange Contracts*	—	(30,476,836)	—	(30,476,836)
Total Return Swap Contracts*	—	(1,721,256)	—	(1,721,256)

Total Liabilities	$(1,767,586)	$(32,198,092)	$—	$(33,965,678)

AQR MULTI-STRATEGY ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$318,594,627	$11,483,388	$—	$330,078,015
Convertible Preferred Stocks†	319,902,659	32,933,833	—	352,836,492
Corporate Bonds†	—	54,312	—	54,312
Convertible Bonds†	—	647,090,196	500	647,090,696
Short-Term Investments	—	149,597,666	—	149,597,666
Futures Contracts*	2,956,624	—	—	2,956,624
Forward Foreign Currency Exchange Contracts*	—	62,445,417	—	62,445,417
Total Return Basket Swap Contracts*	_	55,966,779	_	55,966,779
Total Return Swap Contracts*	—	5,752,186	—	5,752,186
Investment Companies**	—	—	—	1,796,179,901

Total Assets	$641,453,910	$965,323,777	$500	$3,402,958,088

LIABILITIES
Common Stocks (Sold Short)†	$(798,369,068)	$(2,348,173)	$—	$(800,717,241)
Written Options (Sold Short)*	(9,572,739)	—	—	(9,572,739)
Futures Contracts*	(5,664,635)	—	—	(5,664,635)
Forward Foreign Currency Exchange Contracts*	—	(84,884,595)	—	(84,884,595)
Credit Default Swap Contracts*	—	(193,343)	—	(193,343)
Total Return Basket Swap Contracts*	_	(19,390,442)	_	(19,390,442)
Total Return Swap Contracts*	—	(5,971,953)	—	(5,971,953)

Total Liabilities	$(813,606,442)	$(112,788,506)	$—	$(926,394,948)

Notes to Schedules of Investments	March 31, 2016 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$57,867,181	$—	$57,867,181
Futures Contracts*	2,672,289	—	—	2,672,289
Total Return Swap Contracts*	—	1,355,760	—	1,355,760
Investment Companies**	—	—	—	64,391,816

Total Assets	$2,672,289	$59,222,941	$—	$126,287,046

LIABILITIES
Futures Contracts*	$(287,684)	$—	$—	$(287,684)
Total Return Swap Contracts*	—	(939,141)	—	(939,141)

Total Liabilities	$(287,684)	$(939,141)	$—	$(1,226,825)

AQR RISK PARITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$70,737,275	$—	$70,737,275
U.S. Treasury Obligations	—	121,359,532	—	121,359,532
Short-Term Investments	—	93,394,604	—	93,394,604
Futures Contracts*	3,107,867	—	—	3,107,867
Forward Foreign Currency Exchange Contracts*	—	4,924,951	—	4,924,951
Interest Rate Swap Contracts*	—	2,825,839	—	2,825,839
Credit Default Swap Contracts*	—	5,312,349	—	5,312,349
Total Return Swap Contracts*	—	1,271,152	—	1,271,152
Investment Companies**	—	—	—	202,091,861

Total Assets	$3,107,867	$299,825,702	$—	$505,025,430

LIABILITIES
Futures Contracts*	$(595,782)	$—	$—	$(595,782)
Forward Foreign Currency Exchange Contracts*	—	(5,038,473)	—	(5,038,473)
Interest Rate Swap Contracts*	—	(549,472)	—	(549,472)
Total Return Swap Contracts*	—	(653,722)	—	(653,722)

Total Liabilities	$(595,782)	$(6,241,667)	$—	$(6,837,449)

AQR RISK PARITY II HV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$9,301,447	$—	$9,301,447
Repurchase Agreements	—	723,350	—	723,350
U.S. Treasury Obligations	—	15,182,725	—	15,182,725
Short-Term Investments	—	10,276,720	—	10,276,720
Futures Contracts*	537,655	—	—	537,655
Forward Foreign Currency Exchange Contracts*	—	518	—	518
Total Return Swap Contracts*	—	193,521	—	193,521
Investment Companies**	—	—	—	16,011,899

Total Assets	$537,655	$35,678,281	$—	$52,227,835

LIABILITIES
Reverse Repurchase Agreements (Sold Short)	$—	$(8,933,867)	$—	$(8,933,867)
Futures Contracts*	(56,092)	—	—	(56,092)
Forward Foreign Currency Exchange Contracts*	—	(344,841)	—	(344,841)
Total Return Swap Contracts*	—	(104,162)	—	(104,162)

Total Liabilities	$(56,092)	$(9,382,870)	$—	$(9,438,962)

Notes to Schedules of Investments	March 31, 2016 (Unaudited)

AQR RISK PARITY II MV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$11,362,683	$—	$11,362,683
U.S. Treasury Obligations	—	19,850,451	—	19,850,451
Short-Term Investments	—	15,297,560	—	15,297,560
Futures Contracts*	746,785	—	—	746,785
Forward Foreign Currency Exchange Contracts*	—	719	—	719
Total Return Swap Contracts*	—	349,922	—	349,922
Investment Companies**	—	—	—	37,347,705

Total Assets	$746,785	$46,861,335	$—	$84,955,825

LIABILITIES
Futures Contracts*	$(127,012)	$—	$—	$(127,012)
Forward Foreign Currency Exchange Contracts*	—	(437,197)	—	(437,197)
Total Return Swap Contracts*	—	(167,841)	—	(167,841)

Total Liabilities	$(127,012)	$(605,038)	$—	$(732,050)

AQR STYLE PREMIA ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$959,490,892	$—	$959,490,892
Preferred Stocks†	—	7,603,265	—	7,603,265
Short-Term Investments	—	817,368,882	—	817,368,882
Futures Contracts*	11,710,475	—	—	11,710,475
Forward Foreign Currency Exchange Contracts*	—	60,947,354	—	60,947,354
Total Return Swap Contracts*	—	6,585,240	—	6,585,240
Investment Companies**	—	—	—	1,728,292,599

Total Assets	$11,710,475	$1,851,995,633	$—	$3,591,998,707

LIABILITIES
Common Stocks (Sold Short)†	$—	$(736,224,028)	$(3)	$(736,224,031)
Preferred Stocks (Sold Short)†	—	(5,663,369)	—	(5,663,369)
Futures Contracts*	(10,279,434)	—	—	(10,279,434)
Forward Foreign Currency Exchange Contracts*	—	(72,165,715)	—	(72,165,715)
Total Return Basket Swaps Contracts*	—	(28,763,824)	—	(28,763,824)
Total Return Swap Contracts*	—	(7,885,135)	—	(7,885,135)

Total Liabilities	$(10,279,434)	$(850,702,071)	$(3)	$(860,981,508)

AQR STYLE PREMIA ALTERNATIVE LV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$49,299,157	$—	$49,299,157
Preferred Stocks†	—	327,800	—	327,800
Short-Term Investments	—	95,540,735	—	95,540,735
Futures Contracts*	493,794	—	—	493,794
Forward Foreign Currency Exchange Contracts*	—	3,097,537	—	3,097,537
Total Return Swap Contracts*	—	361,258	—	361,258
Investment Companies**	—	—	—	205,847,472

Total Assets	$493,794	$148,626,487	$—	$354,967,753

LIABILITIES
Common Stocks (Sold Short)†	$—	$(37,680,393)	$—	$(37,680,393)
Preferred Stocks (Sold Short)†	—	(260,455)	—	(260,455)
Futures Contracts*	(430,270)	—	—	(430,270)
Forward Foreign Currency Exchange Contracts*	—	(3,690,841)	—	(3,690,841)
Total Return Basket Swaps Contracts*	—	(2,437,758)	—	(2,437,758)
Total Return Swap Contracts*	—	(472,513)	—	(472,513)

Total Liabilities	$(430,270)	$(44,541,960)	$—	$(44,972,230)

*	Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps, interest rate swaps and option contracts are reported at market value.
**	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.
†	Please refer to the Schedule of Investments to view securities segregated by country.

Notes to Schedules of Investments	March 31, 2016 (Unaudited)

The Funds recognize all transfers at the beginning of the reporting period, related unrealized appreciation/(depreciation) is also transferred out at the beginning of the reporting period. Transfers between Level 1 and 2 generally relate to whether the principal market for the security becomes active or inactive. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price. During the period ended March 31, 2016, the amount of securities that transferred from Level 1 into Level 2 for the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund was $47,981,651 and $(2,348,173), respectively, and the amount transferred from Level 2 into Level 1 for the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund was $20,726,419 and $60,649,113, respectively. There were no transfers of investments between levels for any of the remaining Funds.

There were no Level 3 securities held at period end, except where noted in AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund. Securities classified as Level 3 in the Schedule of Investments are considered quantitatively insignificant in the aggregate for AQR Style Premia Alternative Fund.

The following tables include a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:

AQR DIVERSIFIED ARBITRAGE FUND	COMMON STOCK	CONVERTIBLE PREFERRED STOCK	LOAN ASSIGNMENTS/ CORPORATE BONDS	CONVERTIBLE BOND	PREFERRED STOCK	RIGHTS	WARRANT	SECURITIES IN LITIGATION	SHORT COMMON STOCKS
Balance as of December 31, 2015	$11,396,171	$27,393,124	$6,950,723	$574,719	$817,262	$715,900	$1,573,200	$90,995	$(453)
Accrued discounts/(premiums)	—	—	18,518	(8,266)	—	—	—	—	—
Realized gain/(loss)	—	1,453	(18,721,403)	(288,015)	—	261,441	—	—	—
Change in unrealized appreciation/(depreciation)	2,202,778	525,567	8,266,311	(342,563)	(36,259)	(211,013)	(2,088)	8,825	—
Purchases(1)	49,569	—	8,455,572	—	—	—	—	—	—
Sales(2)	(4,988,857)	(9,158)	(944,636)	—	—	(261,441)	—	—	—
Transfers in to Level 3	114,480	—	1,418,873	1,334,003	—	—	638,665	—	—
Transfers out of Level 3	(5,445,421)	—	(406,000)	(512,000)	—	—	(1,336,050)	—	—

Balance as of March 31, 2016	$3,328,720	$27,910,986	$5,037,958	$757,878	$781,003	$504,887	$873,727	$99,820	$(453)
Change in Unrealized appreciation/(depreciation) for securities still held at March 31, 2016	$(246,665)	$527,003	$(9,587,557)	$(597,701)	$(36,259)	$(211,013)	$(2,088)	$8,825	$—

AQR Multi-Strategy Alternative Fund	COMMON STOCK	CONVERTIBLE BOND
Balance as of December 31, 2015	$408,524	$416,739
Accrued discounts/(premiums)	—	717
Realized gain/(loss)	(54,988)	(1)
Change in unrealized appreciation/(depreciation)	(90,483)	(205)
Purchases(1)	—	—
Sales(2)	(263,053)	(417,000)
Transfers in to Level 3	—	250
Transfers out of Level 3	—	—
Balance as of March 31, 2016	$—	$500
Change in Unrealized appreciation/(depreciation) for securities still held at March 31, 2016	$—	$250

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.

Notes to Schedules of Investments	March 31, 2016 (Unaudited)

The fair market values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

At March 31, 2016, all of the investments classified within Level 3 of the fair value hierarchy held by the AQR Multi-Strategy Alternative Fund are valued by vendor pricing or brokers. The following table summarizes the quantitative inputs and assumptions used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended March 31, 2016 for the AQR Diversified Arbitrage Fund:

Quantitative Information about Level 3 Fair Value Measurements*

Investment Type	Fair Value at 03/31/16	Valuation Methodology	Unobservable Input(s)	Input Value/ Range	Weighted Average

Common Stock	$19,621	Black-Scholes	EBITDA Multiple	5.5x	N/A
			Discount for Lack of Marketability**	22.60%	N/A
			Term	2 Years	N/A
			Volatility	42.40%	N/A

	$1,649,054	Enterprise Value Waterfall Analysis	Discount for Lack of Marketability**	19.0%—30.5%	28.87%
			EBITDA Multiple	7.0x to 8.0x	N/A
			Revenue Multiple	1.10x to 1.15x	N/A
			Selected Point in Range	Midpoint	N/A
			Term	2 Years	N/A
			Volatility	54.2%—57.3%	56.96%

	$1,411,731	Probability Weighted Expected Return	Discount for Lack of Marketability**	44.5%	N/A
			Equity Cost of Capital	33.1%	N/A
			Scenario probability	45.0%—55.0%	N/A
			Term	2 Years	N/A
			Volatility	85.80%	N/A
			Legal Fees	1,084,862.64	N/A

	$68,903	Public Price Adjusted for Lack of Marketability	Discount for Lack of Marketability**	43.6%—44.5%	44.26%
			Term	2 Years	N/A
			Volatility	85.8%—126.9%	96.6%
Convertible Preferred Stock	$27,910,088	As Converted/DCF Analysis	Discount Rate	7.6%	N/A
Corporate Bond	$12,896	Discounted Cash Flow	Discount Rate	48.90%	N/A
Preferred Stock	$781,003	Enterprise Value Waterfall Analysis	Equity Cost of Capital	14.70%	N/A

Right	$130,428	OPM	Discount for Lack of Marketability**	20.6%—39.6%	N/A
			Term	1.8yrs	N/A
			Volatility	62.10%	N/A
	$455,863	Probability Weighted Expected Return	Discount for Lack of Marketability**	22.3%—39.6%	38.16%
			Equity Cost of Capital	15.4%—19.5%	16.02%
			Scenario Probability	17.5—75.0%	72.93%
			Weighted Average Cost of Capital	8.0%	3.09%
			Term	0.8—4.4 yrs	N/A
			Volatility	53.1%—62.5%	73.9%

Securites in Litigation	$99,820	Liquidation Analysis	Recovery Probability	2.5%	N/A
			Liquidation Cost (% of capital)	28.1%	N/A

Warrant	$129,749	OPM	Discount for Lack of Marketability**	33.6%	N/A
			Term	6.2 yrs	N/A
			Volatility	41.4%	N/A

*	The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At March 31, 2016, the value of these securities was $6,709,611. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 5. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.
**	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

6. Federal Income Tax Matters

At March 31, 2016, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)

AQR Diversified Arbitrage Fund	$905,105,803	$38,624,782	$(158,576,589)	$(119,951,807)
AQR Equity Market Neutral Fund	750,290,894	15,900,514	(1,659,269)	14,241,245
AQR Global Macro Fund	43,257,915	7,801	—	7,801
AQR Long-Short Equity Fund	1,094,416,058	21,906,540	(4,149,167)	17,757,373
AQR Managed Futures Strategy Fund	10,969,425,403	5,002,197	(3,231)	4,998,966
AQR Managed Futures Strategy HV Fund	605,232,245	194,473	(225)	194,248
AQR Multi-Strategy Alternative Fund	3,246,505,762	114,121,313	(84,789,993)	29,331,320
AQR Risk-Balanced Commodities Strategy Fund	122,239,441	19,579	(23)	19,556
AQR Risk Parity Fund	485,058,851	3,319,425	(795,004)	2,524,421
AQR Risk Parity II MV Fund	83,477,348	591,149	(210,098)	381,051
AQR Risk Parity II HV Fund	51,141,893	425,661	(71,413)	354,248
AQR Style Premia Alternative Fund	3,495,730,263	61,343,560	(44,318,185)	17,025,375
AQR Style Premia Alternative LV Fund	350,112,428	3,348,258	(2,445,522)	902,736

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

Notes to Schedules of Investments	March 31, 2016 (Unaudited)

7. Derivative Instruments and Activities

Certain funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts held at March 31, 2016, are not accounted for as hedging instruments under GAAP. The effect of such derivative instruments on the Funds’ financial position and financial performance for the period ended March 31, 2016 are as follows:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Equity Risk Exposure:
AQR Diversified Arbitrage Fund	$74,786	$2,915,538	$—	$826,433	$480,595	$—	$5,904
AQR Equity Market Neutral Fund	—	8,616,651	—	—	679,065	—	—
AQR Global Macro Fund	160,780	36,425	—	254,240	6,717	—	—
AQR Long-Short Equity Fund	8,917,110	17,675,539	—	1,042,401	314,227	—	—
AQR Managed Futures Strategy Fund	11,812,267	2,145,402	—	13,257,091	6,315,674	—	—
AQR Managed Futures Strategy HV Fund	986,517	181,013	—	1,106,608	526,855	—	—
AQR Multi-Strategy Alternative Fund	7,314,030	57,924,104	—	6,024,907	22,486,659	—	9,572,739
AQR Risk Parity Fund	1,514,064	500,936	—	78,202	11,657	—	—
AQR Risk Parity II HV Fund	268,963	72,598	—	13,379	4,295	—	—
AQR Risk Parity II MV Fund	357,852	122,507	—	19,788	5,314	—	—
AQR Style Premia Alternative Fund	18,955,096	1,763,354	—	5,952,559	32,279,495	—	—
AQR Style Premia Alternative LV Fund	986,724	126,561	—	364,456	2,665,879	—	—

Foreign Exchange Rate Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	130,373	—	—	1,334,678	—
AQR Equity Market Neutral Fund	—	—	612,879	—	—	1,925,051	—
AQR Global Macro Fund	—	—	1,066,166	—	—	1,240,917	—
AQR Long-Short Equity Fund	—	—	4,738,429	—	—	696,146	—
AQR Managed Futures Strategy Fund	—	—	251,729,216	—	—	355,582,941	—
AQR Managed Futures Strategy HV Fund	—	—	21,633,018	—	—	30,476,836	—
AQR Multi-Strategy Alternative Fund	—	—	62,445,417	—	—	84,884,595	—
AQR Risk Parity Fund	—	—	4,924,951	—	—	5,038,473	—
AQR Risk Parity II HV Fund	—	—	518	—	—	344,841	—
AQR Risk Parity II MV Fund	—	—	719	—	—	437,197	—
AQR Style Premia Alternative Fund	—	—	60,947,354	—	—	72,165,715	—
AQR Style Premia Alternative LV Fund	—	—	3,097,537	—	—	3,690,841	—

Interest Rate Risk Exposure:
AQR Diversified Arbitrage Fund	3,575	546,134	—	51,157	548,658	—	—
AQR Global Macro Fund	214,062	4,819,000	—	307,923	4,754,560	—	—
AQR Managed Futures Strategy Fund	50,085,513	—	—	11,905,291	—	—	—
AQR Managed Futures Strategy HV Fund	4,191,558	—	—	984,863	—	—	—
AQR Multi-Strategy Alternative Fund	4,757,411	—	—	5,851,499	187,068	—	—
AQR Risk Parity Fund	205,537	2,873,690	—	419,193	597,323	—	—
AQR Risk Parity II HV Fund	79,192	—	—	39,875	—	—	—
AQR Risk Parity II MV Fund	50,331	—	—	89,525	—	—	—
AQR Style Premia Alternative Fund	11,171,555	—	—	20,183,473	—	—	—
AQR Style Premia Alternative LV Fund	571,588	—	—	1,070,629	—	—	—

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	—	—	1,504,436	—	—
AQR Multi-Strategy Alternative Fund	—	—	—	—	193,343	—	—
AQR Risk Parity Fund	—	7,044,197	—	—	1,731,848	—	—

Commodity Risk Exposure:
AQR Global Macro Fund	111,478	7,087	—	229,550	34,131	—	—
AQR Managed Futures Strategy Fund	18,102,453	5,430,073	—	36,002,364	14,590,487	—	—
AQR Managed Futures Strategy HV Fund	1,444,909	489,605	—	2,902,237	1,194,401	—	—
AQR Multi-Strategy Alternative Fund	4,809,605	3,794,861	—	7,712,651	2,688,668	—	—
AQR Risk-Balanced Commodities Strategy Fund	5,052,088	1,355,760	—	2,667,483	939,141	—	—
AQR Risk Parity Fund	2,449,585	770,216	—	1,159,706	642,065	—	—
AQR Risk Parity II HV Fund	329,063	120,923	—	142,401	99,867	—	—
AQR Risk Parity II MV Fund	490,551	227,415	—	169,648	162,527	—	—
AQR Style Premia Alternative Fund	12,826,541	4,821,886	—	15,386,119	4,369,464	—	—
AQR Style Premia Alternative LV Fund	640,638	234,697	—	700,341	244,392	—	—

Notes to Schedules of Investments	March 31, 2016 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE*	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE

Netting:
AQR Diversified Arbitrage Fund	(78,361)	(2,533,689)	(130,373)	(78,361)	(2,533,689)	(130,373)	—
AQR Equity Market Neutral Fund	—	(679,065)	(612,879)	—	(679,065)	(612,879)	—
AQR Global Macro Fund	(486,320)	(4,795,408)	(1,066,166)	(486,320)	(4,795,408)	(1,066,166)	—
AQR Long-Short Equity Fund	(1,042,401)	(314,227)	(696,146)	(1,042,401)	(314,227)	(696,146)	—
AQR Managed Futures Strategy Fund	(61,164,746)	(7,575,475)	(251,729,216)	(61,164,746)	(7,575,475)	(251,729,216)	—
AQR Managed Futures Strategy HV Fund	(4,993,708)	(670,618)	(21,633,018)	(4,993,708)	(670,618)	(21,633,018)	—
AQR Multi-Strategy Alternative Fund	(16,881,046)	(25,555,738)	(62,445,417)	(16,881,046)	(25,555,738)	(62,445,417)	—
AQR Risk-Balanced Commodities Strategy Fund	(2,667,483)	(939,141)	—	(2,667,483)	(939,141)	—	—
AQR Risk Parity Fund	(1,657,101)	(2,982,893)	(4,924,951)	(1,657,101)	(2,982,893)	(4,924,951)	—
AQR Risk Parity II HV Fund	(195,655)	(104,162)	(518)	(195,655)	(104,162)	(518)	—
AQR Risk Parity II MV Fund	(278,961)	(167,841)	(719)	(278,961)	(167,841)	(719)	—
AQR Style Premia Alternative Fund	(41,522,151)	(6,585,240)	(60,947,354)	(41,522,151)	(6,585,240)	(60,947,354)	—
AQR Style Premia Alternative LV Fund	(2,135,426)	(361,258)	(3,097,537)	(2,135,426)	(361,258)	(3,097,537)	—

Net Fair Value of Derivative Contracts:
AQR Diversified Arbitrage Fund	—	927,983	—	799,229	—	1,204,305	5,904
AQR Equity Market Neutral Fund	—	7,937,586	—	—	—	1,312,172	—
AQR Global Macro Fund	—	67,104	—	305,393	—	174,751	—
AQR Long-Short Equity Fund	7,874,709	17,361,312	4,042,283	—	—	—	—
AQR Managed Futures Strategy Fund	18,835,487	—	—	—	13,330,686	103,853,725	—
AQR Managed Futures Strategy HV Fund	1,629,276	—	—	—	1,050,638	8,843,818	—
AQR Multi-Strategy Alternative Fund	—	36,163,227	—	2,708,011	—	22,439,178	9,572,739
AQR Risk-Balanced Commodities Strategy Fund	2,384,605	416,619	—	—	—	—	—
AQR Risk Parity Fund	2,512,085	8,206,146	—	—	—	113,522	—
AQR Risk Parity II HV Fund	481,563	89,359	—	—	—	344,323	—
AQR Risk Parity II MV Fund	619,773	182,081	—	—	—	436,478	—
AQR Style Premia Alternative Fund	1,431,041	—	—	—	30,063,719	11,218,361	—
AQR Style Premia Alternative LV Fund	63,524	—	—	—	2,549,013	593,304	—

*	May include cumulative appreciation (depreciation) of exchange-traded and centrally cleared derivatives as reported in the Schedules of Investments.

Notes to Schedules of Investments	March 31, 2016 (Unaudited)

8. Holdings of 5% Voting Securities

The 1940 Act defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended March 31, 2016:

	AQR Diversified Arbitrage Fund
Name of Issuer	Number of Shares/Units at 12/31/15	Gross Additions	Gross Reductions	Number of Shares Held at End of Period 3/31/16	Value At End of Period 3/31/16	Investment Income	Realized Gain (Loss)

1347 Capital Corp. (Common Stock)	420,504	—	—	420,504	4,158,785	—	—
Arowana, Inc. (Common Stock)	787,920	—	—	787,920	7,847,683	—	—
Barington/Hilco Acquisition Corp. (Common Stock)	487,260	—	(487,260)	—	—	—	(68,321)
CB Pharma Acquisition Corp. (Common Stock)	325,500	—	—	325,500	3,287,550	—	—
Dundee Acquisition Ltd., Class A (Common Stock)	1,260,000	—	(1,260,000)	—	—	—	(1,302,864)
FinTech Acquisition Corp. (Common Stock)	810,000	—	(64,553)	745,447	7,491,742	—	23,009
Garnero Group Acquisition Co. (Common Stock)	1,800,200	—	—	1,800,200	17,893,988	—	—
Gibraltar Growth Corp., Class A (Common Stock) *	1,274,000	—	(100)	1,273,900	9,367,273	—	(63)
GP Investments Acquisition Corp. (Common Stock)	2,130,000	—	(2,130,000)	—	—	—	(916,345)
HarmonyMerger Corp. (Common Stock)	1,375,100	—	(1,375,100)	—	—	—	(214,926)
Hydra Industries Acquisition Corp. (Common Stock)	1,620,000	—	(100)	1,619,900	15,923,617	—	(26)
KLR Energy Acquisition (Common Stock)	—	500,000	—	500,000	5,015,000	—	—
1347 Capital Corp. (Rights)	420,504	—	—	420,504	138,766	—	—
Arowana, Inc. (Rights)	720,000	—	—	720,000	158,400	—	—
Barington/Hilco Acquisition Corp. (Rights)	487,260	—	—	487,260	97,452	—	—
CB Pharma Acquisition Corp. (Rights) *	325,500	—	—	325,500	27,668	—	—
Garnero Group Acquisition Co. (Rights)	2,430,200	—	—	2,430,200	342,901	—	—
Hydra Industries Acquisition Corp. (Rights)	1,720,000	—	—	1,720,000	378,572	—	—
1347 Capital Corp. (Warrants)	420,504	—	—	420,504	75,691	—	—
Arowana, Inc. (Warrants)	720,000	—	—	720,000	58,392	—	—
Barington/Hilco Acquisition Corp. (Warrants)	487,260	—	—	487,260	48,726	—	—
CB Pharma Acquisition Corp. (Warrants)	325,500	—	—	325,500	26,040	—	—
Dundee Acquisition Ltd. (Warrants) *	630,000	—	—	630,000	118,845	—	—
FinTech Acquisition Corp. (Warrants)	810,000	—	—	810,000	526,500	—	—
Garnero Group Acquisition Co. (Warrants)	2,430,200	—	—	2,430,200	206,567	—	—
Gibraltar Growth Corp. (Warrants) *	1,274,000	—	—	1,274,000	196,189	—	—
Global Partner Acquisition (Warrants) **	1,068,000	—	—	1,068,000	160,307	—	—
Gores Holdings (Warrants) **	3,115,000	—	—	3,115,000	661,937	—	—
GP Investments Acquisition Corp. (Warrants)	1,237,500	—	—	1,237,500	328,556	—	—
HarmonyMerger Corp. (Warrants)	1,475,100	—	—	1,475,100	340,748	—	—
Hydra Industries Acquisition Corp. (Warrants)	1,720,000	—	—	1,720,000	326,800	—	—
Jason Industries (Warrants) **	1,933,070	—	—	1,933,070	231,968	—	—
Quinpario Acquisition 2 (Warrants) **	2,880,708	—	—	2,880,708	547,335	—	—
Tempus Applied Solution (Warrants) **	614,551	—	—	614,551	61,455	—	—
Terrapin 3 Acquisition (Warrants) **	1,428,000	—	—	1,428,000	428,400	—	—

					$76,473,853	$—	$(2,479,536)

*	No longer affiliated as of March 31, 2016.
**	Affiliated as of March 31, 2016.

Notes to Schedules of Investments	March 31, 2016 (Unaudited)

9. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. In addition, the Funds’ use of forward foreign currency exchange contracts may expose them to the risk that the value of the foreign currency changes unfavorably relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be promptly deposited with or returned to each of the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

Notes to Schedules of Investments	March 31, 2016 (Unaudited)

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

10. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require accrual or disclosure.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
May 26, 2016

BY: /S/ HEATHER BONNER
Heather Bonner
Principal Financial Officer
May 26, 2016